ABBREVIATIONS, FOOTNOTES AND INDEX DEFINITIONS
INVESTMENT ABBREVIATIONS:
10Y	—	10 Year
1M	—	1 Month
1Y	—	1 Year
2M	—	2 Month
3M	—	3 Month
5Y	—	5 Year
6M	—	6 Month
ACES	—	Alternative Credit Enhancement Securities
ADR	—	American Depositary Receipt
ASX	—	Australian Securities Exchange
BBR FRA	—	Bank Bill Rate FRA
BBSW	—	Bank Bill Swap Rate
CDI	—	Crest Depository Interest
CDOR	—	Canadian Dollar Offered Rate
CDX	—	A series of indexes that track North American and emerging market credit derivative indexes.
CFETS	—	China Foreign Exchange Trade System
CLO	—	Collateralized Loan Obligation
CMBX	—	A group of indexes made up of 25 tranches of commercial mortgage-backed securities (CMBS), each with different credit ratings.
CMT	—	Constant Maturity
COF	—	Cost of Funds
CONV	—	Convertible
CVA	—	Dutch Certificate
ETF	—	Exchange Traded Fund
EURIBOR	—	Euro Interbank Offered Rate
GDR	—	Global Depositary Receipt
HIBOR	—	Hong Kong Interbank Offered Rate
HY	—	High Yield
ICE LIBOR	—	Intercontinental Exchange London Interbank Offered Rate
IG	—	Investment Grade
IO	—	Interest Only (Principal amount shown is notional)
JIBAR	—	Johannesburg Interbank Average Rate
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
LP	—	Limited Partnership
NIBOR	—	Norwegian Interbank Offered Rate
NVDR	—	Non-Voting Depository Receipt
PCL	—	Public Company Limited
PIK	—	Payment-in-Kind Bonds
PLC	—	Public Limited Company
PRIBOR	—	Prague Interbank Offered Rate
REIT	—	Real Estate Investment Trust
REMIC	—	Real Estate Mortgage Investment Conduit
SDR	—	Special Drawing Rights
SIBOR	—	Singapore Interbank Offered Rate
SONIA	—	Sterling Overnight Index Average Rate
SOFR	—	Secured Overnight Financing Rate
SPDR	—	Standard and Poor's Depositary
STEP	—	Stepped Coupon Bonds: Interest rates shown reflect the rates currently in effect.
STIBOR	—	Stockholm Interbank Offered Rate
STRIP	—	Stripped Security
TBA	—	To be announced
TELBOR	—	Tel Aviv Interbank Offered Rate
TIIE	—	The Equilibrium Interbank Interest Rate
WIBOR	—	Warsaw Interbank Offered Rate
144A	—	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of March 31, 2020, the total market values and percentages of net assets for 144A securities by fund were as follows:

Fund	Value of 144A Securities	Percentage of Net Assets
Low-Duration Bond	$271,886,914	29.04%
Medium-Duration Bond	254,454,428	15.18
Extended-Duration Bond	13,426,144	5.06
Global Bond	80,612,323	14.68
Defensive Market Strategies	96,869,413	9.17
International Equity Index	6,711,545	1.12
International Equity	10,056,560	1.00
Emerging Markets Equity	9,501,756	2.33
Global Real Estate Securities	247,086	0.13
Strategic Alternatives	37,668,058	10.79

INVESTMENT FOOTNOTES:
π	—	Century bond maturing in 2115.
‡‡	—	All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap agreements.
‡	—	Security represents underlying investment on open options contracts.
*	—	Non-income producing security.
#	—	Security in default.
§	—	Security purchased with the cash proceeds from securities loaned.
^	—	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
†	—	Variable rate security. Rate shown reflects the rate in effect as of March 31, 2020.
γ	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
Ω	—	Rate shown reflects the effective yield as of March 31, 2020.
∞	—	Affiliated fund.
Δ	—	Security either partially or fully on loan.
Σ	—	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
†††	—	Security is a Level 3 investment (see Note 1 in Notes to Schedules of Investments).
Ø	—	7-day current yield as of March 31, 2020 is disclosed.
ρ	—	Perpetual bond. Maturity date represents the next call date.
Ψ	—	Security is valued at fair value by the Valuation Committee (see Note 1 in Notes to Schedules of Investments). As of March 31, 2020, the total market values and percentages of net assets for Fair Valued securities by fund were as follows:

Fund	Value of Fair Valued Securities	Percentage of Net Assets
Medium-Duration Bond(1)	$ —	0.00%
Global Bond	43,860	0.01
Small Cap Equity	1,956,000	0.47
International Equity(1)	—	0.00
Strategic Alternatives	1,411,670	0.40

(1)	Value of securities and percentage of net assets was zero at March 31, 2020.

ABBREVIATIONS, FOOTNOTES AND INDEX DEFINITIONS
FOREIGN BOND FOOTNOTES:
(A)	—	Par is denominated in Australian Dollars (AUD).
(B)	—	Par is denominated in Brazilian Reals (BRL).
(C)	—	Par is denominated in Canadian Dollars (CAD).
(E)	—	Par is denominated in Euro (EUR).
(I)	—	Par is denominated in Indonesian Rupiahs (IDR).
(J)	—	Par is denominated in Japanese Yen (JPY).
(K)	—	Par is denominated in Norwegian Kroner (NOK).
(M)	—	Par is denominated in Mexican Pesos (MXN).
(P)	—	Par is denominated in Polish Zloty (PLN).
(Q)	—	Par is denominated in Russian Rubles (RUB).
(S)	—	Par is denominated in South African Rand (ZAR).
(U)	—	Par is denominated in British Pounds (GBP).
(X)	—	Par is denominated in Colombian Pesos (COP).
(Y)	—	Par is denominated in Chinese Yuan (CNY).
(ZA)	—	Par is denominated in Argentine Pesos (ARS).

COUNTERPARTY ABBREVIATIONS:
BAR	—	Counterparty to contract is Barclays Capital.
BNP	—	Counterparty to contract is BNP Paribas.
BOA	—	Counterparty to contract is Bank of America.
BOFA	—	Counterparty to contract is Bank of America.
CIBC	—	Counterparty to contract is Canadian Imperial Bank of Commerce.
CITI	—	Counterparty to contract is Citibank NA London.
CS	—	Counterparty to contract is Credit Suisse International.
DEUT	—	Counterparty to contract is Deutsche Bank AG.
GSC	—	Counterparty to contract is Goldman Sachs Capital Markets, LP.
HSBC	—	Counterparty to contract is HSBC Securities.
JPM	—	Counterparty to contract is JPMorgan Chase Bank.
MSCS	—	Counterparty to contract is Morgan Stanley Capital Services.
NT	—	Counterparty to contract is Northern Trust.
RBC	—	Counterparty to contract is Royal Bank of Canada.
RBS	—	Counterparty to contract is Royal Bank of Scotland.
SC	—	Counterparty to contract is Standard Chartered PLC.
SS	—	Counterparty to contract is State Street Global Markets.
UBS	—	Counterparty to contract is UBS AG.

ABBREVIATIONS, FOOTNOTES AND INDEX DEFINITIONS
INDEX DEFINITIONS:
The Bloomberg Barclays Global Aggregate Bond Index is a flagship measure of global investment grade debt from twenty-four local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers.
The Bloomberg Barclays US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and non-agency).
The Bloomberg Barclays US Corporate High Yield 2% Issuer Capped Bond Index is an issuer-constrained version of the flagship US Corporate High Yield Index, which measures the USD-denominated, high yield, fixed-rate corporate bond market. The index follows the same rules as the uncapped version, but limits the exposure of each issuer to 2% of the total market value and redistributes any excess market value index-wide on a pro rata basis.
The Bloomberg Barclays US Long Government/Credit Bond Index is a long maturity constrained version of the Bloomberg Barclays US Government/Credit Bond Index which is a broad-based benchmark that measures the non-securitized component of the US Aggregate Index. It includes investment grade, US dollar-denominated, fixed-rate Treasuries, government-related and corporate securities.
The Bloomberg Barclays US Intermediate Government/Credit Bond Index is an intermediate maturity constrained version of the Bloomberg Barclays US Government/Credit Bond Index which is a broad-based benchmark that measures the non-securitized component of the US Aggregate Index. It includes investment grade, US dollar-denominated, fixed-rate Treasuries, government-related and corporate securities.
The FTSE 3-Month Treasury Bill Index measures monthly return equivalents of yield averages that are not marked to market, consisting of the last three three-month Treasury bill issues.
The FTSE EPRA/NAREIT Developed Index is designed to track the performance of listed real estate companies and REITS worldwide. By making the index constituents free-float adjusted, liquidity, size and revenue screened, the series is suitable for use as the basis for investment products.
The ICE BofAML 0-3 Month U.S. Treasury Bill Index is a subset of ICE BofAML U.S. Treasury Bill Index including all securities with a remaining term to final maturity less than 3 months.
The ICE BofAML 1-3 Year U.S. Treasury Index is a subset of The ICE BofAML U.S. Treasury Index including all securities with a remaining term to final maturity less than 3 years.
The ICE BofAML U.S. 3-Month Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date.
The J.P. Morgan Emerging Markets Bond Index (EMBI) Plus is a traditional, market-capitalization weighted index comprised of U.S. dollar denominated Brady bonds, Eurobonds and traded loans issued by sovereign entities.
The MSCI ACWI (All Country World Index) ex USA Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed (excluding U.S.) and emerging markets.
The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of developed markets, excluding the U.S. & Canada. The index consists of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.
The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The index consists of the following 26 emerging market country indices: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates.
The Russell 1000® Growth Index is a large-cap index consisting of those Russell 1000® Index securities with greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings-ratios, lower dividend yields and higher forecasted growth values than the value universe.

ABBREVIATIONS, FOOTNOTES AND INDEX DEFINITIONS
The Russell 1000® Value Index is a large-cap index consisting of those Russell 1000® Index securities with a less-than-average growth orientation. Companies in this index tend to exhibit lower price-to-book and price-to-earnings ratios, higher dividend yields and lower forecasted growth values than the growth universe.
The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000® Index is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure that larger stocks do not distort the performance and characteristics of the actual small-cap opportunity set.
The Russell 3000® Index is composed of approximately 3,000 large U.S. companies. This portfolio of securities represents approximately 98% of the investable U.S. equity market.
The S&P 500® Index is a market capitalization-weighted equity index composed of approximately 500 U.S. companies representing all major industries. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of its constituents.

INDEX DISCLAIMERS
BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
GuideStone Funds are not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings, including FTSE International Limited (collectively, the “LSE Group”), European Public Real Estate Association (“EPRA”), or the National Association of Real Estate Investments Trusts (Nareit) (and together the “Licensor Parties”). FTSE Russell is a trading name of certain of the LSE Group Companies. All rights in the FTSE Russell Indexes vest in the Licensor Parties. “FTSE®” and “FTSE Russell®” are a trade mark(s) of the relevant LSE Group company and are used by any other LSE Group company under license. “Nareit®” is a trade mark of Nareit, “EPRA®” is a trade mark of EPRA and all are used by the LSE Group under license. The FTSE Russell Indexes are calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. The Licensor Parties do not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the FTSE Russell Indexes or (b) investment in or operation of the GuideStone Funds. The Licensor Parties make no claim, prediction, warranty or representation either as to the results to be obtained from the GuideStone Funds or the suitability of the FTSE Russell Indexes for the purpose to which it is being put by GuideStone Funds.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with GuideStone Funds. Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.
“Standard & Poor’s®”, “S&P®”, and “S&P 500®” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GuideStone Funds. The Funds are not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Funds.

MYDESTINATION 2015 FUND
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 100.1%
GuideStone Money Market Fund, 0.46% (Institutional Class)Ø∞	6,880,132	$6,880,132
GuideStone Low-Duration Bond Fund (Institutional Class)∞	6,879,077	91,010,190
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	10,237,981	154,183,994
GuideStone Global Bond Fund (Institutional Class)∞	6,741,029	61,208,541
GuideStone Defensive Market Strategies Fund (Institutional Class)∞	5,373,548	60,076,272
GuideStone Equity Index Fund (Institutional Class)∞	3,403,252	97,094,766
GuideStone Small Cap Equity Fund (Institutional Class)∞	673,333	7,500,926
GuideStone International Equity Index Fund (Institutional Class)∞	6,391,430	53,560,185
	Shares	Value
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	1,979,819	$15,422,792
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	565,202	4,352,056
GuideStone Strategic Alternatives Fund (Institutional Class)∞	3,187,053	30,149,524
Total Mutual Funds (Cost $619,918,779)		581,439,378
TOTAL INVESTMENTS — 100.1% (Cost $619,918,779)		581,439,378
Liabilities in Excess of Other Assets — (0.1)%		(575,063)
NET ASSETS — 100.0%		$580,864,315

VALUATION HIERARCHY
The following is a summary of the inputs used, as of March 31, 2020, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$581,439,378	$581,439,378	$—	$—
Total Assets - Investments in Securities	$581,439,378	$581,439,378	$ —	$ —
See Notes to Schedules of Investments.

MYDESTINATION 2025 FUND
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 100.0%
GuideStone Money Market Fund, 0.46% (Institutional Class)Ø∞	17,985,232	$17,985,232
GuideStone Low-Duration Bond Fund (Institutional Class)∞	6,070,179	80,308,467
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	21,651,994	326,079,037
GuideStone Global Bond Fund (Institutional Class)∞	11,210,000	101,786,799
GuideStone Defensive Market Strategies Fund (Institutional Class)∞	12,458,710	139,288,378
GuideStone Equity Index Fund (Institutional Class)∞	10,283,979	293,401,928
GuideStone Small Cap Equity Fund (Institutional Class)∞	2,323,171	25,880,124
GuideStone International Equity Index Fund (Institutional Class)∞	19,193,949	160,845,293
	Shares	Value
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	5,660,581	$44,095,928
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	1,591,890	12,257,550
GuideStone Strategic Alternatives Fund (Institutional Class)∞	3,723,782	35,226,974
Total Mutual Funds (Cost $1,341,070,278)		1,237,155,710
TOTAL INVESTMENTS — 100.0% (Cost $1,341,070,278)		1,237,155,710
Liabilities in Excess of Other Assets — (0.0)%		(21,242)
NET ASSETS — 100.0%		$1,237,134,468

VALUATION HIERARCHY
The following is a summary of the inputs used, as of March 31, 2020, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$1,237,155,710	$1,237,155,710	$—	$—
Total Assets - Investments in Securities	$1,237,155,710	$1,237,155,710	$ —	$ —

See Notes to Schedules of Investments.

MYDESTINATION 2035 FUND
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 100.0%
GuideStone Money Market Fund, 0.46% (Institutional Class)Ø∞	19,341,797	$19,341,797
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	10,361,688	156,047,022
GuideStone Global Bond Fund (Institutional Class)∞	4,178,071	37,936,888
GuideStone Defensive Market Strategies Fund (Institutional Class)∞	4,417,568	49,388,410
GuideStone Equity Index Fund (Institutional Class)∞	10,284,625	293,420,343
GuideStone Small Cap Equity Fund (Institutional Class)∞	2,394,292	26,672,416
GuideStone International Equity Index Fund (Institutional Class)∞	19,909,702	166,843,305
	Shares	Value
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	5,851,941	$45,586,620
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	1,409,828	10,855,675
Total Mutual Funds (Cost $896,508,087)		806,092,476
TOTAL INVESTMENTS — 100.0% (Cost $896,508,087)		806,092,476
Other Assets in Excess of Liabilities — 0.0%		317,114
NET ASSETS — 100.0%		$806,409,590

VALUATION HIERARCHY
The following is a summary of the inputs used, as of March 31, 2020, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$806,092,476	$806,092,476	$—	$—
Total Assets - Investments in Securities	$806,092,476	$806,092,476	$ —	$ —
See Notes to Schedules of Investments.

MYDESTINATION 2045 FUND
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 99.8%
GuideStone Money Market Fund, 0.46% (Institutional Class)Ø∞	13,259,195	$13,259,195
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	3,623,474	54,569,523
GuideStone Global Bond Fund (Institutional Class)∞	1,469,063	13,339,088
GuideStone Defensive Market Strategies Fund (Institutional Class)∞	2,615,585	29,242,245
GuideStone Equity Index Fund (Institutional Class)∞	9,086,867	259,248,323
GuideStone Small Cap Equity Fund (Institutional Class)∞	2,145,300	23,898,643
GuideStone International Equity Index Fund (Institutional Class)∞	17,555,884	147,118,305
	Shares	Value
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	5,170,380	$40,277,258
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	1,200,385	9,242,965
Total Mutual Funds (Cost $667,346,165)		590,195,545
TOTAL INVESTMENTS — 99.8% (Cost $667,346,165)		590,195,545
Other Assets in Excess of Liabilities — 0.2%		1,019,651
NET ASSETS — 100.0%		$591,215,196

VALUATION HIERARCHY
The following is a summary of the inputs used, as of March 31, 2020, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$590,195,545	$590,195,545	$—	$—
Total Assets - Investments in Securities	$590,195,545	$590,195,545	$ —	$ —

See Notes to Schedules of Investments.

MYDESTINATION 2055 FUND
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 99.5%
GuideStone Money Market Fund, 0.46% (Institutional Class)Ø∞	4,177,317	$4,177,317
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	712,764	10,734,220
GuideStone Global Bond Fund (Institutional Class)∞	295,226	2,680,655
GuideStone Defensive Market Strategies Fund (Institutional Class)∞	858,054	9,593,040
GuideStone Equity Index Fund (Institutional Class)∞	3,170,411	90,451,812
GuideStone Small Cap Equity Fund (Institutional Class)∞	805,314	8,971,203
GuideStone International Equity Index Fund (Institutional Class)∞	6,106,869	51,175,566
	Shares	Value
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	1,857,198	$14,467,571
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	459,241	3,536,159
Total Mutual Funds (Cost $227,289,430)		195,787,543
TOTAL INVESTMENTS — 99.5% (Cost $227,289,430)		195,787,543
Other Assets in Excess of Liabilities — 0.5%		886,956
NET ASSETS — 100.0%		$196,674,499

VALUATION HIERARCHY
The following is a summary of the inputs used, as of March 31, 2020, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$195,787,543	$195,787,543	$—	$—
Total Assets - Investments in Securities	$195,787,543	$195,787,543	$ —	$ —
See Notes to Schedules of Investments.

CONSERVATIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 100.1%
GuideStone Money Market Fund, 0.46% (Institutional Class)Ø∞	5,708,009	$5,708,009
GuideStone Low-Duration Bond Fund (Institutional Class)∞	17,798,403	235,472,870
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	4,190,925	63,115,326
GuideStone Global Bond Fund (Institutional Class)∞	1,710,099	15,527,703
GuideStone Defensive Market Strategies Fund (Institutional Class)∞	3,141,730	35,124,542
GuideStone Value Equity Fund (Institutional Class)∞	1,884,850	26,161,720
GuideStone Growth Equity Fund (Institutional Class)∞	1,229,337	28,127,244
GuideStone Small Cap Equity Fund (Institutional Class)∞	122,650	1,366,317
GuideStone International Equity Fund (Institutional Class)∞	3,044,803	31,483,261
	Shares	Value
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	1,086,682	$8,465,253
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	651,788	5,018,767
GuideStone Strategic Alternatives Fund (Institutional Class)∞	2,514,229	23,784,610
Total Mutual Funds (Cost $511,353,662)		479,355,622
TOTAL INVESTMENTS — 100.1% (Cost $511,353,662)		479,355,622
Liabilities in Excess of Other Assets — (0.1)%		(352,126)
NET ASSETS — 100.0%		$479,003,496

VALUATION HIERARCHY
The following is a summary of the inputs used, as of March 31, 2020, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$479,355,622	$479,355,622	$—	$—
Total Assets - Investments in Securities	$479,355,622	$479,355,622	$ —	$ —

See Notes to Schedules of Investments.

BALANCED ALLOCATION FUND
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 100.0%
GuideStone Money Market Fund, 0.46% (Institutional Class)Ø∞	28,272,942	$28,272,942
GuideStone Low-Duration Bond Fund (Institutional Class)∞	7,124,460	94,256,603
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	22,055,769	332,159,888
GuideStone Extended-Duration Bond Fund (Institutional Class)∞	3,319,132	61,503,519
GuideStone Global Bond Fund (Institutional Class)∞	13,627,243	123,735,368
GuideStone Defensive Market Strategies Fund (Institutional Class)∞	12,634,212	141,250,489
GuideStone Value Equity Fund (Institutional Class)∞	10,349,076	143,645,170
GuideStone Growth Equity Fund (Institutional Class)∞	6,590,157	150,782,798
GuideStone Small Cap Equity Fund (Institutional Class)∞	2,106,368	23,464,943
	Shares	Value
GuideStone International Equity Fund (Institutional Class)∞	15,189,664	$157,061,130
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	5,687,604	44,306,438
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	3,328,213	25,627,237
GuideStone Strategic Alternatives Fund (Institutional Class)∞	5,969,402	56,470,543
Total Mutual Funds (Cost $1,559,241,865)		1,382,537,068
TOTAL INVESTMENTS — 100.0% (Cost $1,559,241,865)		1,382,537,068
Liabilities in Excess of Other Assets — (0.0)%		(477,270)
NET ASSETS — 100.0%		$1,382,059,798

VALUATION HIERARCHY
The following is a summary of the inputs used, as of March 31, 2020, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$1,382,537,068	$1,382,537,068	$—	$—
Total Assets - Investments in Securities	$1,382,537,068	$1,382,537,068	$ —	$ —
See Notes to Schedules of Investments.

GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund, 0.46% (Institutional Class)Ø∞	18,430,081	$18,430,081
GuideStone Low-Duration Bond Fund (Institutional Class)∞	2,358,136	31,198,137
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	7,410,706	111,605,236
GuideStone Extended-Duration Bond Fund (Institutional Class)∞	1,186,362	21,983,294
GuideStone Global Bond Fund (Institutional Class)∞	4,559,982	41,404,640
GuideStone Defensive Market Strategies Fund (Institutional Class)∞	4,320,606	48,304,374
GuideStone Value Equity Fund (Institutional Class)∞	13,255,168	183,981,737
GuideStone Growth Equity Fund (Institutional Class)∞	8,484,504	194,125,443
GuideStone Small Cap Equity Fund (Institutional Class)∞	3,239,766	36,090,986
	Shares	Value
GuideStone International Equity Fund (Institutional Class)∞	19,947,885	$206,261,134
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	7,663,649	59,699,822
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	3,718,135	28,629,639
GuideStone Strategic Alternatives Fund (Institutional Class)∞	2,949,414	27,901,458
Total Mutual Funds (Cost $1,249,497,840)		1,009,615,981
TOTAL INVESTMENTS — 99.9% (Cost $1,249,497,840)		1,009,615,981
Other Assets in Excess of Liabilities — 0.1%		1,511,419
NET ASSETS — 100.0%		$1,011,127,400

VALUATION HIERARCHY
The following is a summary of the inputs used, as of March 31, 2020, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$1,009,615,981	$1,009,615,981	$—	$—
Total Assets - Investments in Securities	$1,009,615,981	$1,009,615,981	$ —	$ —

See Notes to Schedules of Investments.

AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.1%
GuideStone Money Market Fund, 0.46% (Institutional Class)Ø∞	17,846,053	$17,846,053
GuideStone Value Equity Fund (Institutional Class)∞	15,528,380	215,533,920
GuideStone Growth Equity Fund (Institutional Class)∞	9,839,129	225,119,268
GuideStone Small Cap Equity Fund (Institutional Class)∞	3,617,560	40,299,619
GuideStone International Equity Fund (Institutional Class)∞	23,998,083	248,140,178
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	8,791,711	68,487,429
Total Mutual Funds (Cost $1,081,591,796)		815,426,467
TOTAL INVESTMENTS — 100.1% (Cost $1,081,591,796)		815,426,467
Liabilities in Excess of Other Assets — (0.1)%		(472,035)
NET ASSETS — 100.0%		$814,954,432
VALUATION HIERARCHY
The following is a summary of the inputs used, as of March 31, 2020, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$815,426,467	$815,426,467	$—	$—
Total Assets - Investments in Securities	$815,426,467	$815,426,467	$ —	$ —
See Notes to Schedules of Investments.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)
	Par	Value
AGENCY OBLIGATIONS — 1.1%
Federal Home Loan Mortgage Corporation
2.10%, 01/21/25	$3,000,000	$3,001,782
1.97%, 02/06/25	2,000,000	2,002,314
Federal National Mortgage Association
2.75%, 06/22/21	2,980,000	3,066,117
1.38%, 09/06/22	1,875,000	1,920,649
Total Agency Obligations (Cost $9,849,407)		9,990,862
ASSET-BACKED SECURITIES — 17.3%
Adams Mill CLO, Ltd., Series 2014-1A, Class A2R
(Floating, ICE LIBOR USD 3M + 1.10%), 2.93%, 07/15/26 144A †	557,457	556,209
Ally Auto Receivables Trust, Series 2019-1, Class A3
2.91%, 09/15/23	1,680,000	1,712,871
Ally Auto Receivables Trust, Series 2019-3, Class A3
1.93%, 05/15/24	1,000,000	1,010,993
American Express Credit Account Master Trust, Series 2017-7, Class A
2.35%, 05/15/25	425,000	433,940
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class C
2.87%, 11/08/21	90,207	90,151
AmeriCredit Automobile Receivables Trust, Series 2017-2, Class A3
1.98%, 12/20/21	26,804	26,775
Americredit Automobile Receivables Trust, Series 2018-1, Class A3
3.07%, 12/19/22	510,702	511,955
Americredit Automobile Receivables Trust, Series 2019-1, Class A3
2.97%, 11/20/23	410,000	413,207
Americredit Automobile Receivables Trust, Series 2019-2, Class A3
2.28%, 01/18/24	5,000,000	5,004,308
AMMC CLO XIII, Ltd., Series 2013-13A, Class A1LR
(Floating, ICE LIBOR USD 3M + 1.26%), 3.06%, 07/24/29 144A †	2,000,000	1,934,508
Anchorage Capital CLO 7, Ltd., Series 2015-7A, Class CR2
(Floating, ICE LIBOR USD 3M + 2.20%, 2.20% Floor), 3.22%, 01/28/31 144A †	450,000	382,802
Apidos CLO XXI, Series 2015-21A, Class A1R
(Floating, ICE LIBOR USD 3M + 0.93%, 0.93% Floor), 2.75%, 07/18/27 144A †	3,215,000	3,058,075
Ascentium Equipment Receivables Trust, Series 2018-2A, Class A3
3.51%, 04/10/24 144A	1,940,000	1,956,230
	Par	Value
Bank of The West Auto Trust, Series 2018-1, Class A2
3.09%, 04/15/21 144A	$33,908	$33,897
Barings CLO, Ltd., Series 2013-IA, Class AR
(Floating, ICE LIBOR USD 3M + 0.80%, 0.80% Floor), 2.62%, 01/20/28 144A †	1,200,000	1,142,083
BDS, Ltd., Series 2020-FL5, Class A
(Floating, ICE LIBOR USD 1M + 1.15%, 1.15% Floor), 1.76%, 02/16/37 144A †	750,000	692,429
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE7, Class 1A1
(Floating, ICE LIBOR USD 1M + 1.00%, 1.00% Floor), 1.95%, 10/25/37†	216,047	211,295
Bear Stearns Asset Backed Securities Trust, Series 2004-SD1, Class A2
(Floating, ICE LIBOR USD 1M + 0.45%, 0.45% Floor, 11.00% Cap), 1.40%, 12/25/42†	32,915	31,829
Benefit Street Partners CLO II, Ltd., Series 2013-IIA, Class A2R
(Floating, ICE LIBOR USD 3M + 1.75%), 3.58%, 07/15/29 144A †	300,000	282,145
Black Diamond CLO, Ltd., Series 2013-1A, Class A2R
(Floating, ICE LIBOR USD 3M + 1.45%), 3.29%, 02/06/26 144A †	250,000	223,328
BMW Vehicle Lease Trust, Series 2018-1, Class A4
3.36%, 03/21/22	550,000	551,347
BSPRT Issuer, Ltd., Series 2018-FL3, Class A
(Floating, ICE LIBOR USD 1M + 1.05%, 1.05% Floor), 1.75%, 03/15/28 144A †	913,882	897,082
BSPRT Issuer, Ltd., Series 2018-FL4 , Class AS
(Floating, ICE LIBOR USD 1M + 1.30%, 1.30% Floor), 2.00%, 09/15/35 144A †	1,520,000	1,388,379
Capital One Multi-Asset Execution Trust, Series 2019-A1, Class A1
2.84%, 12/15/24	1,150,000	1,187,023
Capital One Multi-Asset Execution Trust, Series 2019-A2, Class A2
1.72%, 08/15/24	1,270,000	1,288,392
Carmax Auto Owner Trust, Series 2018-4, Class A3
3.36%, 09/15/23	1,560,000	1,584,672
Carmax Auto Owner Trust, Series 2019-2, Class A3
2.68%, 03/15/24	2,140,000	2,165,788
Carmax Auto Owner Trust, Series 2019-3, Class A3
2.18%, 08/15/24	3,010,000	3,033,748

See Notes to Schedules of Investments.

	Par	Value
CarMax Auto Owner Trust, Series 2020-1, Class A3
1.89%, 12/16/24	$870,000	$877,094
CARS-DB4 LP, Series 2020-1A, Class A1
2.69%, 02/15/50 144A	347,546	352,965
Chesapeake Funding II LLC, Series 2017-4A, Class A1
2.12%, 11/15/29 144A	687,490	684,140
Chesapeake Funding II LLC, Series 2018-1A, Class A1
3.04%, 04/15/30 144A	528,108	523,646
Chesapeake Funding II LLC, Series 2019-1A, Class B
3.11%, 04/15/31 144A	240,000	240,732
Chesapeake Funding II LLC, Series 2019-1A, Class C
3.36%, 04/15/31 144A	230,000	230,993
Chesapeake Funding II LLC, Series 2019-1A, Class D
3.80%, 04/15/31 144A	370,000	371,584
CIFC Funding 2015-II, Ltd., Series 2015-2A, Class AR2
(Floating, ICE LIBOR USD 3M + 1.01%, 1.01% Floor), 2.39%, 04/15/30 144A †	1,000,000	956,682
CIFC Funding, Ltd., Series 2014-4RA, Class A1A
(Floating, ICE LIBOR USD 3M + 1.13%, 1.13% Floor), 2.97%, 10/17/30 144A †	345,000	332,399
CLNC, Ltd., Series 2019-FL1, Class A
(Floating, ICE LIBOR USD 1M + 1.25%, 1.25% Floor), 2.00%, 08/20/35 144A †	1,290,000	1,170,699
CNH Equipment Trust, Series 2018-B, Class A3
3.19%, 11/15/23	1,030,000	1,028,168
CNH Equipment Trust, Series 2019-A, Class A3
3.01%, 04/15/24	1,350,000	1,343,315
Credit Acceptance Auto Loan Trust, Series 2018-1A, Class A
3.01%, 02/16/27 144A	1,224,616	1,226,011
Credit Acceptance Auto Loan Trust, Series 2018-2A, Class A
3.47%, 05/17/27 144A	1,800,000	1,786,313
Credit Acceptance Auto Loan Trust, Series 2018-3A, Class A
3.55%, 08/15/27 144A	800,000	807,209
Credit Acceptance Auto Loan Trust, Series 2019-1A, Class A
3.33%, 02/15/28 144A	1,160,000	1,154,815
Credit Acceptance Auto Loan Trust, Series 2019-3A, Class A
2.38%, 11/15/28 144A	580,000	561,853
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A
2.01%, 02/15/29 144A	1,290,000	1,203,127
	Par	Value
CSAB Mortgage-Backed Trust, Series 2006-2, Class A6A
(Step to 6.22% on 02/25/20), 5.72%, 09/25/36 STEP	$300,441	$142,706
CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-6, Class 1A1
(Floating, ICE LIBOR USD 1M + 0.54%, 0.27% Floor), 1.49%, 12/25/34†	889,891	834,787
Dell Equipment Finance Trust, Series 2018-2, Class A3
3.37%, 10/22/23 144A	1,130,000	1,137,032
DLL LLC, Series 2018-ST2, Class A3
3.46%, 01/20/22 144A	1,542,918	1,546,817
Drive Auto Receivables Trust, Series 2018-4, Class B
3.36%, 10/17/22	119,160	119,186
Drive Auto Receivables Trust, Series 2019-2, Class A3
3.04%, 03/15/23	810,000	812,600
Drive Auto Receivables Trust, Series 2019-4, Class A3
2.16%, 05/15/23	340,000	340,371
Drive Auto Receivables Trust, Series 2019-4, Class C
2.51%, 11/17/25	1,950,000	1,886,672
Drive Auto Receivables Trust, Series 2020-1, Class A3
2.02%, 11/15/23	380,000	378,245
Drive Auto Receivables Trust, Series 2020-1, Class B
2.08%, 07/15/24	1,150,000	1,141,047
Drive Auto Receivables Trust, Series 2020-1, Class C
2.36%, 03/16/26	850,000	796,162
Dryden XXV Senior Loan Fund, Series 2012-25A, Class ARR
(Floating, ICE LIBOR USD 3M + 0.90%), 2.73%, 10/15/27 144A †	1,649,843	1,570,150
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class AR
(Floating, ICE LIBOR USD 3M + 0.90%), 2.73%, 04/15/29 144A †	1,000,000	960,872
Eaton Vance CLO, Ltd., Series 2013-1A, Class A1RR
(Floating, ICE LIBOR USD 3M + 1.16%), 2.99%, 01/15/28 144A †	305,000	295,221
EDvestinU Private Education Loan Issue No. 1 LLC, Series 2019-A, Class A
3.58%, 11/25/38 144A	424,132	440,520
Enterprise Fleet Financing LLC, Series 2017-1, Class A2
2.13%, 07/20/22 144A	5,564	5,560
See Notes to Schedules of Investments.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Enterprise Fleet Financing LLC, Series 2017-1, Class A3
2.60%, 07/20/22 144A	$250,000	$249,456
Enterprise Fleet Financing LLC, Series 2017-3, Class A2
2.13%, 05/22/23 144A	280,527	279,423
Enterprise Fleet Financing LLC, Series 2018-2, Class A2
3.14%, 02/20/24 144A	1,888,805	1,884,035
Enterprise Fleet Financing LLC, Series 2019-1, Class A2
2.98%, 10/20/24 144A	862,414	864,514
Enterprise Fleet Financing LLC, Series 2019-2, Class A3
2.38%, 02/20/25 144A	630,000	628,077
FHLMC Structured Pass-Through Certificates, Series T-32
(Floating, ICE LIBOR USD 1M + 0.13%, 0.13% Floor), 1.08%, 08/25/31†	252,371	251,550
First Investors Auto Owner Trust, Series 2018-2A, Class A2
3.56%, 06/15/23 144A	840,000	838,772
Flatiron CLO, Ltd., Series 2015-1A, Class AR
(Floating, ICE LIBOR USD 3M + 0.89%), 2.72%, 04/15/27 144A †	1,353,631	1,327,411
Ford Credit Auto Lease Trust, Series 2019-A, Class A2A
2.84%, 09/15/21	1,266,309	1,268,006
Ford Credit Auto Lease Trust, Series 2020-A, Class B
2.05%, 06/15/23	1,010,000	972,344
Ford Credit Floorplan Master Owner Trust A, Series 2019-2, Class A
3.06%, 04/15/26	1,475,000	1,431,770
Ford Credit Floorplan Master Owner Trust, Series 2017-2, Class A1
2.16%, 09/15/22	1,600,000	1,586,137
Ford Credit Floorplan Master Owner Trust, Series 2019-4, Class A
2.44%, 09/15/26	1,770,000	1,785,434
GM Financial Automobile Leasing Trust, Series 2018-2, Class A3
3.06%, 06/21/21	404,737	403,767
GM Financial Automobile Leasing Trust, Series 2018-3, Class A4
3.30%, 07/20/22	310,000	311,842
GM Financial Automobile Leasing Trust, Series 2020-1, Class A3
1.67%, 12/20/22	3,800,000	3,744,858
GM Financial Consumer Automobile Receivables Trust, Series 2018-4, Class A3
3.21%, 10/16/23	2,080,000	2,111,403
	Par	Value
GM Financial Consumer Automobile Receivables Trust, Series 2019-2, Class A3
2.65%, 02/16/24	$3,810,000	$3,855,660
GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class B
2.03%, 04/16/25	390,000	381,006
GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class C
2.18%, 05/16/25	300,000	285,322
GMF Floorplan Owner Revolving Trust, Series 2019-1, Class A
2.70%, 04/15/24 144A	920,000	917,372
Great American Auto Leasing, Inc., Series 2019-1, Class A3
3.05%, 09/15/22 144A	1,140,000	1,141,561
Greystone CRE Notes, Ltd., Series 2019-FL2, Class A
(Floating, ICE LIBOR USD 1M + 1.18%, 1.18% Floor), 1.88%, 09/15/37 144A †	1,770,000	1,622,706
Harley-Davidson Motorcycle Trust, Series 2020-A, Class A3
1.87%, 10/15/24	700,000	687,257
Hyundai Auto Lease Securitization Trust, Series 2019-A, Class A2
2.92%, 07/15/21 144A	447,776	446,826
Hyundai Auto Lease Securitization Trust, Series 2020-A, Class A4
2.00%, 12/15/23 144A	630,000	630,183
Hyundai Auto Receivables Trust, Series 2016-B, Class D
2.68%, 09/15/23	680,000	680,519
KKR Clo, Ltd., Series 16, Class A2R
(Floating, ICE LIBOR USD 3M + 1.80%, 1.80% Floor), 3.62%, 01/20/29 144A †	480,000	428,626
KREF, Ltd., Series 2018-FL1, Class A
(Floating, ICE LIBOR USD 1M + 1.10%, 1.10% Floor), 1.90%, 06/15/36 144A †	1,360,000	1,122,619
LA Arena Funding LLC, Series 1, Class A
7.66%, 12/15/26 144A	72,434	71,160
LCM XX LP, Series 20A, Class AR
(Floating, ICE LIBOR USD 3M + 1.04%, 1.04% Floor), 2.86%, 10/20/27 144A †	1,220,000	1,160,241
Lendmark Funding Trust, Series 2018-1A, Class A
3.81%, 12/21/26 144A	960,000	906,596
Lendmark Funding Trust, Series 2019-2A, Class A
2.78%, 04/20/28 144A	350,000	306,758

See Notes to Schedules of Investments.

	Par	Value
LoanCore Issuer, Ltd., Series 2018-CRE1, Class A
(Floating, ICE LIBOR USD 1M + 1.13%, 1.13% Floor), 1.83%, 05/15/28 144A †	$630,000	$518,872
Madison Park Funding XIII, Ltd., Series 2014-13A, Class CR2
(Floating, ICE LIBOR USD 3M + 1.90%), 3.72%, 04/19/30 144A †	400,000	340,223
Madison Park Funding XIX, Ltd., Series 2015-19A, Class A2R2
(Floating, ICE LIBOR USD 3M + 1.50%, 1.50% Floor), 2.37%, 01/22/28 144A †	600,000	550,786
Magnetite VII, Ltd., Series 2012-7A, Class A1R2
(Floating, ICE LIBOR USD 3M + 0.80%), 2.63%, 01/15/28 144A †	2,890,000	2,775,357
Magnetite VIII, Ltd., Series 2014-8A, Class AR2
(Floating, ICE LIBOR USD 3M + 0.98%, 0.98% Floor), 2.81%, 04/15/31 144A †	530,000	504,618
Marathon CRE, Ltd., Series 2018-FL1, Class A
(Floating, ICE LIBOR USD 1M + 1.15%, 1.15% Floor), 2.81%, 06/15/20 144A † ρ	290,000	236,288
Mariner Finance Issuance Trust, Series 2019-AA, Class A
2.96%, 07/20/32 144A	308,000	261,352
Mercedes-Benz Master Owner Trust, Series 2019-BA, Class A
2.61%, 05/15/24 144A	1,310,000	1,307,645
Mill City Mortgage Loan Trust, Series 2016-1, Class A1
2.50%, 04/25/57 144A	578,605	577,335
MVW Owner Trust, Series 2017-1A, Class A
2.42%, 12/20/34 144A	393,796	385,239
Navient Private Education Loan Trust, Series 2014-CTA, Class A
(Floating, ICE LIBOR USD 1M + 0.70%, 0.70% Floor), 1.40%, 09/16/24 144A †	1,241	1,240
Navient Private Education Refi Loan Trust, Series 2019-A, Class A1
3.03%, 01/15/43 144A	118,509	118,598
Navient Private Education Refi Loan Trust, Series 2019-CA, Class A2
3.13%, 02/15/68 144A	410,000	404,145
Navient Private Education Refi Loan Trust, Series 2019-EA, Class A2B
(Floating, ICE LIBOR USD 1M + 0.92%, 0.92% Floor), 1.62%, 05/15/68 144A †	700,000	682,620
Navient Private Education Refi Loan Trust, Series 2019-FA, Class A1
2.18%, 08/15/68 144A	610,360	610,194
	Par	Value
Navient Private Education Refi Loan Trust, Series 2020-A, Class A2A
2.46%, 11/15/68 144A	$600,000	$612,796
Navient Private Education Refi Loan Trust, Series 2020-A, Class A2B
(Floating, ICE LIBOR USD 1M + 0.90%, 1.35% Floor), 1.60%, 11/15/68 144A †	100,000	96,776
Navient Private Education Refi Loan Trust, Series 2020-BA, Class A1
1.80%, 01/15/69 144A	1,470,000	1,467,680
Navient Student Loan Trust, Series 2016-6A, Class A2
(Floating, ICE LIBOR USD 1M + 0.75%), 1.70%, 03/25/66 144A †	1,018,777	1,010,258
Navient Student Loan Trust, Series 2017-2A, Class A
(Floating, ICE LIBOR USD 1M + 1.05%), 2.00%, 12/27/66 144A †	918,801	901,720
Navient Student Loan Trust, Series 2017-5A, Class A
(Floating, ICE LIBOR USD 1M + 0.80%), 1.75%, 07/26/66 144A †	999,468	968,217
Navient Student Loan Trust, Series 2018-EA, Class A2
4.00%, 12/15/59 144A	143,000	148,501
Navient Student Loan Trust, Series 2019-BA, Class A2A
3.39%, 12/15/59 144A	390,000	411,122
Nelnet Student Loan Trust, Series 2016-1A, Class A
(Floating, ICE LIBOR USD 1M + 0.80%), 1.75%, 09/25/65 144A †	1,021,042	1,004,860
Neuberger Berman CLO, Ltd., Series 2017-16SA, Class A
(Floating, ICE LIBOR USD 3M + 0.85%), 2.68%, 01/15/28 144A †	1,145,000	1,127,975
Nissan Auto Lease Trust, Series 2020-A, Class A4
1.88%, 04/15/25	730,000	714,260
Nissan Auto Receivables Owner Trust, Series 2019-A, Class A3
2.90%, 10/16/23	1,820,000	1,861,928
Nissan Master Owner Receivables Trust, Series 2019-A, Class A
(Floating, ICE LIBOR USD 1M + 0.56%), 1.26%, 02/15/24†	1,200,000	1,156,746
NLY Commercial Mortgage Trust, Series 2019-FL2, Class A
(Floating, ICE LIBOR USD 1M + 1.30%, 1.30% Floor), 2.00%, 02/15/36 144A †	256,000	241,268
NP SPE II LLC, Series 2019-2A, Class A1
2.86%, 11/19/49 144A	1,605,339	1,600,900
See Notes to Schedules of Investments.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
OFSI Fund VI, Ltd., Series 2014-6A, Class BR
(Floating, ICE LIBOR USD 3M + 1.50%), 3.33%, 03/20/25 144A †	$295,000	$250,898
OneMain Direct Auto Receivables Trust, Series 2018-1A, Class A
3.43%, 12/16/24 144A	1,150,000	1,146,566
Onemain Financial Issuance Trust, Series 2018-1A, Class A
3.30%, 03/14/29 144A	220,000	220,049
Palmer Square Loan Funding, Ltd., Series 2020-1A, Class A1
(Floating, ICE LIBOR USD 3M + 0.80%, 0.80% Floor), 2.48%, 02/20/28 144A †	1,160,000	1,141,107
PFS Financing Corp, Series 2019-B, Class A
(Floating, ICE LIBOR USD 1M + 0.55%), 1.25%, 09/15/23 144A †	1,400,000	1,351,147
PFS Financing Corporation, Series 2018-B, Class A
2.89%, 02/15/23 144A	2,330,000	2,319,701
PFS Financing Corporation, Series 2019-A, Class A1
(Floating, ICE LIBOR USD 1M + 0.55%), 1.25%, 04/15/24 144A †	390,000	370,918
PFS Financing Corporation, Series 2019-A, Class A2
2.86%, 04/15/24 144A	1,500,000	1,480,705
Santander Retail Auto Lease Trust, Series 2019-B, Class A3
2.30%, 01/20/23 144A	1,150,000	1,141,587
Securitized Term Auto Receivables Trust, Series 2019-1A, Class A3
2.99%, 02/27/23 144A	700,000	697,781
SLC Student Loan Trust, Series 2006-2, Class A5
(Floating, ICE LIBOR USD 3M + 0.10%), 0.84%, 09/15/26†	273,689	273,166
SLM Private Credit Student Loan Trust, Series 2004-A, Class A3
(Floating, ICE LIBOR USD 3M + 0.40%, 0.40% Floor), 1.14%, 06/15/33†	431,619	425,399
SLM Private Credit Student Loan Trust, Series 2005-A, Class A3
(Floating, ICE LIBOR USD 3M + 0.20%), 0.94%, 06/15/23†	243,612	242,799
SLM Private Credit Student Loan Trust, Series 2007-A, Class A4A
(Floating, ICE LIBOR USD 3M + 0.24%, 0.24% Floor), 0.98%, 12/16/41†	300,207	266,152
SLM Student Loan Trust, Series 2003-5, Class A5
(Floating, 0.27% - Euribor 3M), 0.00%, 06/17/24(E) †	100,468	108,934
	Par	Value
SLM Student Loan Trust, Series 2004-2, Class A5
(Floating, 0.18% - Euribor 3M), 0.00%, 01/25/24(E) †	$666,436	$730,976
SLM Student Loan Trust, Series 2005-8, Class A4
(Floating, ICE LIBOR USD 3M + 0.55%), 2.34%, 01/25/28†	894,966	891,391
SMB Private Education Loan Trust, Series 2015-C, Class A2A
2.75%, 07/15/27 144A	262,264	264,465
SMB Private Education Loan Trust, Series 2016-A, Class A2A
2.70%, 05/15/31 144A	262,388	263,615
SMB Private Education Loan Trust, Series 2016-B, Class A2A
2.43%, 02/17/32 144A	172,313	173,673
SMB Private Education Loan Trust, Series 2018-A, Class A2A
3.50%, 02/15/36 144A	1,105,000	1,162,264
SMB Private Education Loan Trust, Series 2018-B, Class A2B
(Floating, ICE LIBOR USD 1M + 0.72%), 1.42%, 01/15/37 144A †	626,360	574,028
SMB Private Education Loan Trust, Series 2019-A, Class A2A
3.44%, 07/15/36 144A	280,000	267,748
SMB Private Education Loan Trust, Series 2020-A, Class A2A
2.23%, 09/15/37 144A	1,000,000	999,162
SMB Private Education Loan Trust, Series 2020-A, Class A2B
(Floating, ICE LIBOR USD 1M + 0.83%), 2.51%, 09/15/37 144A †	100,000	95,267
SoFi Professional Loan Program LLC, Series 2015-D, Class A2
2.72%, 10/27/36 144A	618,924	616,536
SoFi Professional Loan Program LLC, Series 2016-A, Class A2
2.76%, 12/26/36 144A	212,533	214,862
SoFi Professional Loan Program LLC, Series 2016-C, Class A2B
2.36%, 12/27/32 144A	112,182	112,978
SoFi Professional Loan Program LLC, Series 2016-D, Class A2B
2.34%, 04/25/33 144A	111,237	111,610
SoFi Professional Loan Program LLC, Series 2016-F, Class A2
3.02%, 02/25/40 144A	774,554	797,438
SoFi Professional Loan Program LLC, Series 2017-E, Class A2A
1.86%, 11/26/40 144A	468,914	468,092
SoFi Professional Loan Program LLC, Series 2019-B, Class A2FX
3.09%, 08/17/48 144A	210,000	216,596

See Notes to Schedules of Investments.

	Par	Value
SoFi Professional Loan Program Trust, Series 2018-C, Class A2FX
3.59%, 01/25/48 144A	$245,000	$247,958
SoFi Professional Loan Program Trust, Series 2020-A, Class A2FX
2.54%, 05/15/46 144A	490,000	474,524
SoFi Professional Loan Program, Series 2018-B, Class A2FX
3.34%, 08/25/47 144A	805,000	781,271
Sound Point CLO XIV, Ltd., Series 2016-3A, Class AR
(Floating, ICE LIBOR USD 3M + 1.15%), 2.96%, 01/23/29 144A †	345,000	336,191
SpringCastle Funding Asset-Backed Notes, Series 2019-AA, Class A
3.20%, 05/27/36 144A	550,634	519,061
Springleaf Funding Trust, Series 2015-BA, Class A
3.48%, 05/15/28 144A	815,000	790,767
Springleaf Funding Trust, Series 2017-AA, Class A
2.68%, 07/15/30 144A	400,000	384,045
Starwood Waypoint Homes Trust, Series 2017-1, Class A
(Floating, ICE LIBOR USD 1M + 0.95%, 0.95% Floor), 1.65%, 01/17/35 144A †	1,881,571	1,759,685
Structured Asset Securities Corporation Mortgage Loan Trust, Series 2005-7XS, Class 2A1A
(Floating, ICE LIBOR USD 1M + 1.50%, 1.50% Floor), 3.08%, 04/25/35†	183,871	170,143
STWD, Ltd., Series 2019-FL1, Class A
(Floating, ICE LIBOR USD 1M + 1.08%, 1.08% Floor), 1.78%, 07/15/38 144A †	1,330,000	1,217,950
TICP CLO VI, Ltd., Series 2016-6A, Class AR
(Floating, ICE LIBOR USD 3M + 1.20%, 1.20% Floor), 3.03%, 01/15/29 144A †	285,000	277,773
Towd Point Mortgage Trust, Series 2016-3, Class A1
2.25%, 04/25/56 144A	363,717	362,165
Towd Point Mortgage Trust, Series 2019-MH1, Class A1
3.00%, 11/25/58 144A	775,806	785,129
Towd Point Mortgage Trust, Series 2019-SJ3, Class A1
3.00%, 11/25/59 144A	3,579,208	3,554,869
Toyota Auto Receivables Owner Trust, Series 2019-A, Class A3
2.91%, 07/17/23	1,890,000	1,926,712
Transportation Finance Equipment Trust, Series 2019-1, Class A3
1.85%, 04/24/23 144A	610,000	602,028
	Par	Value
TRESTLES CLO, Ltd. Series 2017-1A, Class A1A
(Floating, ICE LIBOR USD 3M + 1.29%), 3.08%, 07/25/29 144A †	$550,000	$533,436
Trillium Credit Card Trust II, Series 2020-1A, Class B
2.33%, 12/26/24 144A	215,000	200,535
TRTX Issuer, Ltd., Series 2019-FL3, Class A
(Floating, ICE LIBOR USD 1M + 1.15%, 1.15% Floor), 1.95%, 10/15/34 144A †	1,870,000	1,741,383
Tryon Park CLO, Ltd., Series 2013-1A, Class A1SR
(Floating, ICE LIBOR USD 3M + 0.89%), 2.72%, 04/15/29 144A †	3,070,000	2,958,526
Venture XVII CLO, Ltd., Series 2014-17A, Class ARR
(Floating, ICE LIBOR USD 3M + 0.88%), 2.88%, 04/15/27 144A †	360,000	349,863
Verizon Owner Trust, Series 2019-B, Class A1A
2.33%, 12/20/23	3,690,000	3,725,448
Verizon Owner Trust, Series 2020-A, Class A1A
1.85%, 07/22/24	420,000	410,276
Volvo Financial Equipment LLC, Series 2019-1A, Class A3
3.00%, 03/15/23 144A	1,500,000	1,460,855
Westlake Automobile Receivables Trust, Series 2018-3A, Class D
4.00%, 10/16/23 144A	300,000	300,087
Westlake Automobile Receivables Trust, Series 2019-3A, Class A2
2.15%, 02/15/23 144A	380,000	376,488
Westlake Automobile Receivables Trust, Series 2020-1A, Class C
2.52%, 04/15/25 144A	620,000	561,294
Wheels SPV 2 LLC, Series 2017-1A, Class A2
1.88%, 04/20/26 144A	1,201	1,201
Total Asset-Backed Securities (Cost $165,787,271)		162,455,157
CORPORATE BONDS — 22.5%
3M Co.
0.95%, 05/15/23(E)	160,000	177,993
2.65%, 04/15/25	80,000	82,479
ADT Security Corporation (The)
6.25%, 10/15/21	150,000	147,444
4.13%, 06/15/23	180,000	177,074
AES Corporation
4.00%, 03/15/21	850,000	840,013
AIG Global Funding
2.30%, 07/01/22 144A	330,000	328,871
See Notes to Schedules of Investments.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Air Lease Corporation
2.63%, 07/01/22	$150,000	$128,112
2.25%, 01/15/23	1,645,000	1,368,506
2.75%, 01/15/23	275,000	232,085
Ally Financial, Inc.
3.88%, 05/21/24	400,000	362,502
Ameren Corporation
2.50%, 09/15/24	610,000	594,133
American Electric Power Co., Inc.
3.65%, 12/01/21	490,000	496,430
American Express Credit Corporation
2.38%, 05/26/20	1,550,000	1,549,982
American Honda Finance Corporation
2.05%, 01/10/23	915,000	902,698
0.55%, 03/17/23(E)	215,000	230,538
American Tower Corporation REIT
2.25%, 01/15/22	2,700,000	2,638,068
3.50%, 01/31/23	95,000	95,614
3.38%, 05/15/24	500,000	501,988
2.40%, 03/15/25	215,000	211,815
1.95%, 05/22/26(E)	120,000	135,021
Anthem, Inc.
3.13%, 05/15/22	165,000	168,004
Aon Corporation
2.20%, 11/15/22	855,000	852,250
Apache Corporation
3.63%, 02/01/21	26,000	21,024
3.25%, 04/15/22	122,000	91,664
Apple, Inc.
1.70%, 09/11/22	435,000	443,130
1.00%, 11/10/22(E)	300,000	335,109
Ares Capital Corporation
3.63%, 01/19/22	1,325,000	1,242,643
Assurant, Inc.
(Floating, ICE LIBOR USD 3M + 1.25%), 2.48%, 03/26/21†	226,000	226,001
AT&T, Inc.
(Floating, ICE LIBOR USD 3M + 0.75%), 2.33%, 06/01/21†	2,300,000	2,233,672
3.80%, 03/15/22	1,200,000	1,213,478
3.60%, 02/17/23	115,000	118,303
4.45%, 04/01/24	350,000	373,315
(Floating, ICE LIBOR USD 3M + 1.18%), 1.96%, 06/12/24†	1,200,000	1,115,166
Athene Global Funding
2.75%, 04/20/20 144A	1,445,000	1,441,867
Aviation Capital Group LLC
2.88%, 01/20/22 144A	1,000,000	904,675
4.38%, 01/30/24 144A	1,000,000	904,266
Bank of America Corporation
(Variable, ICE LIBOR USD 3M + 0.66%), 2.37%, 07/21/21^	1,840,000	1,839,090
(Variable, ICE LIBOR USD 3M + 0.63%), 2.33%, 10/01/21^	765,000	764,075
(Floating, ICE LIBOR USD 3M + 0.38%), 2.19%, 01/23/22†	900,000	864,157
	Par	Value
(Variable, ICE LIBOR USD 3M + 0.37%), 2.74%, 01/23/22^	$600,000	$601,914
(Variable, ICE LIBOR USD 3M + 0.63%), 3.50%, 05/17/22^	425,000	430,239
(Floating, ICE LIBOR USD 3M + 0.65%), 1.87%, 06/25/22† Δ	750,000	713,139
2.50%, 10/21/22	175,000	175,594
3.30%, 01/11/23	335,000	347,534
(Variable, ICE LIBOR USD 3M + 0.93%), 2.82%, 07/21/23^	700,000	703,814
(Variable, ICE LIBOR USD 3M + 0.79%), 3.00%, 12/20/23^	1,500,000	1,532,488
(Variable, ICE LIBOR USD 3M + 0.94%), 3.86%, 07/23/24^	1,000,000	1,047,910
Bank of New York Mellon Corporation (The)
1.95%, 08/23/22	640,000	643,447
BBVA USA
3.50%, 06/11/21	1,600,000	1,592,192
Becton Dickinson Euro Finance S.a.r.l.
0.63%, 06/04/23(E)	100,000	107,931
Becton, Dickinson and Co.
2.40%, 06/05/20	325,000	323,999
1.40%, 05/24/23(E)	100,000	110,690
BGC Partners, Inc.
5.13%, 05/27/21	1,400,000	1,412,602
BMW US Capital LLC
(Floating, ICE LIBOR USD 3M + 0.50%), 2.21%, 08/13/21 144A †	3,000,000	2,884,825
Bristol-Myers Squibb Co.
2.60%, 05/16/22 144A	875,000	894,683
Broadcom, Inc.
3.13%, 04/15/21 144A	1,465,000	1,449,485
3.13%, 10/15/22 144A	3,000,000	2,975,262
Cantor Fitzgerald LP
6.50%, 06/17/22 144A	750,000	773,051
Capital One Bank USA NA
(Variable, U.S. SOFR + 0.62%), 2.01%, 01/27/23^	665,000	650,428
Capital One Financial Corporation
3.90%, 01/29/24	800,000	803,050
3.75%, 04/24/24	135,000	136,094
Capital One NA
2.15%, 09/06/22	1,955,000	1,904,942
Carrier Global Corporation
1.92%, 02/15/23 144A	330,000	325,557
2.24%, 02/15/25 144A	690,000	672,598
Centene Corporation
4.75%, 05/15/22	210,000	212,171
4.75%, 01/15/25 144A	395,000	398,454
CenterPoint Energy Resources Corporation
3.55%, 04/01/23	200,000	202,330
CenterPoint Energy, Inc.
3.60%, 11/01/21	445,000	444,422

See Notes to Schedules of Investments.

	Par	Value
CenturyLink, Inc.
5.63%, 04/01/20	$530,000	$530,000
Charter Communications Operating LLC
4.50%, 02/01/24	2,700,000	2,787,253
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25	630,000	529,344
Cigna Corporation
3.20%, 09/17/20	1,360,000	1,362,105
(Floating, ICE LIBOR USD 3M + 0.65%), 1.49%, 09/17/21†	860,000	825,824
CIT Bank NA
(Variable, U.S. SOFR + 1.72%), 2.97%, 09/27/25^	440,000	373,496
CIT Group, Inc.
4.13%, 03/09/21	1,030,000	1,020,174
5.00%, 08/15/22Δ	750,000	733,109
Citigroup, Inc.
2.75%, 04/25/22	1,100,000	1,106,811
(Variable, ICE LIBOR USD 3M + 0.72%), 3.14%, 01/24/23^	1,850,000	1,873,439
0.75%, 10/26/23(E)	190,000	203,518
(Floating, ICE LIBOR USD 3M + 1.02%), 2.60%, 06/01/24†	1,000,000	932,677
Citizens Bank NA
2.20%, 05/26/20	370,000	369,397
3.25%, 02/14/22	430,000	436,065
Cleveland-Cliffs, Inc.
4.88%, 01/15/24 144A	225,000	207,843
CNH Industrial Capital LLC
3.88%, 10/15/21	145,000	144,402
Coca-Cola Co. (The)
1.13%, 09/22/22(E)	340,000	378,478
Conagra Brands, Inc.
(Floating, ICE LIBOR USD 3M + 0.75%), 2.55%, 10/22/20†	473,000	468,037
3.80%, 10/22/21	700,000	705,063
CoreCivic, Inc. REIT
4.63%, 05/01/23Δ	520,000	477,100
Cox Communications, Inc.
3.15%, 08/15/24 144A	290,000	296,587
Crown Castle Towers LLC
3.22%, 05/15/22 144A	1,500,000	1,501,019
CVS Health Corporation
3.35%, 03/09/21	903,000	908,225
4.10%, 03/25/25	400,000	423,874
Daimler Finance North America LLC
2.20%, 05/05/20 144A	230,000	229,323
2.30%, 02/12/21 144A	1,455,000	1,417,826
2.88%, 03/10/21 144A	1,000,000	990,080
3.35%, 05/04/21 144A	230,000	227,744
Dell International LLC
4.42%, 06/15/21 144A	3,047,000	3,047,391
5.88%, 06/15/21 144A	356,000	357,780
5.45%, 06/15/23 144A	1,680,000	1,728,617
Delta Air Lines, Inc.
3.63%, 03/15/22	2,100,000	1,942,161
	Par	Value
DH Europe Finance II S.a.r.l.
0.20%, 03/18/26(E)	$180,000	$183,840
DH Europe Finance S.a.r.l.
(Floating, 0.30% - Euribor 3M), 0.00%, 06/30/22(E) †	270,000	292,462
Discover Bank
3.35%, 02/06/23	1,840,000	1,819,885
Discovery Communications LLC
4.38%, 06/15/21	220,000	223,551
3.30%, 05/15/22	375,000	367,758
DISH DBS Corporation
6.75%, 06/01/21	700,000	713,622
Dollar Tree, Inc.
3.70%, 05/15/23	1,100,000	1,119,034
Dominion Energy Gas Holdings LLC
(Floating, ICE LIBOR USD 3M + 0.60%), 1.34%, 06/15/21†	1,800,000	1,730,426
Dominion Energy, Inc.
2.58%, 07/01/20	335,000	334,615
2.72%, 08/15/21 STEP	480,000	473,368
2.45%, 01/15/23 144A	1,430,000	1,409,673
DTE Energy Co.
2.60%, 06/15/22	375,000	367,088
2.25%, 11/01/22	1,065,000	1,053,876
Duke Energy Corporation
3.95%, 10/15/23	430,000	448,802
Elanco Animal Health, Inc.
4.66%, 08/27/21	295,000	293,713
Energy Transfer Operating LP
3.60%, 02/01/23	105,000	93,474
4.25%, 03/15/23Δ	1,630,000	1,478,952
2.90%, 05/15/25	1,155,000	969,135
Equinix, Inc. REIT
2.63%, 11/18/24	1,305,000	1,252,820
Evergy, Inc.
2.45%, 09/15/24	1,020,000	1,002,503
Exelon Corporation
2.45%, 04/15/21	175,000	173,522
Federal Home Loan Bank Discount Notes
0.00%, 05/04/20	4,400,000	4,400,000
0.07%, 05/27/20Ω	2,100,000	2,099,771
Fidelity National Information Services, Inc.
0.40%, 01/15/21(E)	415,000	456,847
0.13%, 12/03/22(E)	300,000	322,011
0.75%, 05/21/23(E)	380,000	412,672
Fifth Third Bank
1.80%, 01/30/23Δ	325,000	321,348
FirstEnergy Corporation
2.85%, 07/15/22	2,357,000	2,302,036
Florida Power & Light Co.
(Floating, ICE LIBOR USD 3M + 0.40%), 2.14%, 05/06/22†	420,000	396,191
Ford Motor Credit Co. LLC
2.43%, 06/12/20	1,135,000	1,109,463
3.16%, 08/04/20	225,000	220,534
See Notes to Schedules of Investments.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
(Floating, ICE LIBOR USD 3M + 2.55%), 4.42%, 01/07/21†	$1,000,000	$950,157
3.34%, 03/18/21	300,000	289,440
(Floating, ICE LIBOR USD 3M + 0.81%), 2.25%, 04/05/21†	500,000	462,550
(Floating, ICE LIBOR USD 3M + 1.27%), 2.64%, 03/28/22†	235,000	191,058
4.14%, 02/15/23	345,000	321,471
5.58%, 03/18/24	300,000	286,500
Freeport-McMoRan, Inc.
3.55%, 03/01/22	66,000	64,125
FS KKR Capital Corporation
4.75%, 05/15/22	1,000,000	936,779
FS KKR Capital Corporation II
4.25%, 02/14/25 144A	880,000	714,514
GATX Corporation
(Floating, ICE LIBOR USD 3M + 0.72%), 2.46%, 11/05/21†	500,000	490,260
General Mills, Inc.
0.45%, 01/15/26(E)	100,000	105,353
General Motors Financial Co., Inc.
2.65%, 04/13/20	460,000	459,646
(Floating, ICE LIBOR USD 3M + 0.93%), 2.78%, 04/13/20†	1,010,000	1,007,875
2.45%, 11/06/20	605,000	587,135
3.70%, 11/24/20	2,790,000	2,763,028
(Floating, ICE LIBOR USD 3M + 0.85%), 2.73%, 04/09/21†	500,000	450,181
3.20%, 07/06/21	46,000	43,823
4.20%, 11/06/21	395,000	377,289
(Floating, ICE LIBOR USD 3M + 1.55%), 3.39%, 01/14/22†	895,000	743,050
(Floating, ICE LIBOR USD 3M + 1.31%), 2.68%, 06/30/22†	614,000	488,100
Goldman Sachs Group, Inc. (The)
(Floating, ICE LIBOR USD 3M + 0.78%), 2.56%, 10/31/22†	2,000,000	1,927,437
(Floating, 0.55% - Euribor 3M), 0.16%, 04/21/23(E) †	210,000	216,885
3.50%, 04/01/25	380,000	389,145
Honeywell International, Inc.
1.30%, 02/22/23(E)	500,000	560,275
0.00%, 03/10/24(E)	100,000	106,681
Huntington National Bank (The)
1.80%, 02/03/23	545,000	536,200
Hyundai Capital America
2.55%, 04/03/20 144A	315,000	315,009
Illinois Tool Works, Inc.
0.25%, 12/05/24(E)	200,000	214,613
International Business Machines Corporation
0.38%, 01/31/23(E)	190,000	207,181
International Lease Finance Corporation
8.25%, 12/15/20	800,000	794,334
8.63%, 01/15/22	1,200,000	1,196,176
Interpublic Group of Cos., Inc. (The)
3.50%, 10/01/20	230,000	226,525
	Par	Value
3.75%, 10/01/21	$80,000	$80,836
Iron Mountain, Inc. REIT
4.38%, 06/01/21 144A	635,000	632,936
iStar, Inc. REIT
4.75%, 10/01/24	330,000	279,264
Jackson National Life Global Funding
3.30%, 02/01/22 144A	1,125,000	1,148,699
John Deere Capital Corporation
1.20%, 04/06/23	435,000	426,840
JPMorgan Chase & Co.
2.63%, 04/23/21(E)	100,000	112,149
(Floating, ICE LIBOR USD 3M + 0.68%), 2.26%, 06/01/21†	1,265,000	1,257,563
(Floating, ICE LIBOR USD 3M + 0.61%), 1.50%, 06/18/22†	540,000	519,355
(Variable, ICE LIBOR USD 3M + 0.70%), 3.21%, 04/01/23^	1,270,000	1,292,986
JPMorgan Chase Bank NA
(Variable, ICE LIBOR USD 3M + 0.35%), 3.09%, 04/26/21^	525,000	524,796
Kinder Morgan Energy Partners LP
5.00%, 10/01/21	300,000	293,887
4.25%, 09/01/24	355,000	347,580
Kinder Morgan, Inc.
(Floating, ICE LIBOR USD 3M + 1.28%), 3.11%, 01/15/23†	660,000	549,596
Kraft Heinz Foods Co.
(Floating, ICE LIBOR USD 3M + 0.82%), 2.55%, 08/10/22†	400,000	372,202
Lehman Escrow Bonds
0.00%, 01/18/12#	600,000	6,300
Lennar Corporation
4.13%, 01/15/22	1,250,000	1,247,300
Level 3 Financing, Inc.
5.13%, 05/01/23	200,000	197,749
Mack-Cali Realty LP REIT
3.15%, 05/15/23	160,000	132,101
Marriott International, Inc.
2.13%, 10/03/22	630,000	567,759
Marsh & McLennan Cos., Inc.
3.50%, 03/10/25	220,000	228,362
Masco Corporation
5.95%, 03/15/22	683,000	696,051
Mastercard, Inc.
1.10%, 12/01/22(E)	280,000	312,486
McCormick & Co., Inc.
2.70%, 08/15/22	200,000	200,813
McDonald’s Corporation
1.13%, 05/26/22(E)	200,000	221,663
1.00%, 11/15/23(E)	100,000	110,409
3.30%, 07/01/25Δ	155,000	161,351
Medtronic Global Holdings SCA
0.00%, 12/02/22(E)	475,000	511,323
0.38%, 03/07/23(E)	180,000	195,182
Metropolitan Life Global Funding I
2.38%, 01/11/23(E)	100,000	113,255

See Notes to Schedules of Investments.

	Par	Value
Midwest Connector Capital Co. LLC
3.63%, 04/01/22 144A	$675,000	$649,080
Morgan Stanley
2.75%, 05/19/22	600,000	603,557
3.13%, 01/23/23	1,000,000	1,025,502
(Floating, CAD Offered Rate 3M + 0.30%), 2.28%, 02/03/23(C) †	1,100,000	742,353
(Variable, U.S. SOFR + 1.15%), 2.72%, 07/22/25^	790,000	792,826
MPLX LP
(Floating, ICE LIBOR USD 3M + 0.90%), 1.90%, 09/09/21†	335,000	316,637
6.25%, 10/15/22 144A	199,000	179,367
3.50%, 12/01/22 144A	265,000	254,067
MUFG Union Bank NA
2.10%, 12/09/22	1,000,000	986,590
National Rural Utilities Cooperative Finance Corporation
2.30%, 09/15/22	1,200,000	1,192,882
Navient Corporation
6.63%, 07/26/21	575,000	593,256
NextEra Energy Capital Holdings, Inc.
2.40%, 09/01/21	1,135,000	1,134,860
3.20%, 02/25/22	100,000	101,712
2.90%, 04/01/22	925,000	940,507
1.95%, 09/01/22	1,900,000	1,877,586
NextEra Energy Operating Partners LP
4.25%, 07/15/24 144A	405,000	397,408
NIKE, Inc.
2.40%, 03/27/25	105,000	109,185
Nissan Motor Acceptance Corporation
2.15%, 09/28/20 144A	515,000	505,806
3.65%, 09/21/21 144A	5,000,000	4,902,098
Northwest Airlines Pass-Through Trust, Series 2002-1, Class G2
6.26%, 11/20/21	19,537	18,547
NuStar Logistics LP
6.75%, 02/01/21	250,000	200,925
Occidental Petroleum Corporation
2.60%, 08/13/21	660,000	519,334
2.70%, 08/15/22Δ	820,000	585,438
(Floating, ICE LIBOR USD 3M + 1.45%), 3.14%, 08/15/22†	1,900,000	1,273,835
2.90%, 08/15/24	800,000	438,670
ONEOK, Inc.
4.25%, 02/01/22	1,300,000	1,255,049
Oracle Corporation
2.50%, 04/01/25	790,000	798,390
Otis Worldwide Corporation
2.06%, 04/05/25 144A	1,780,000	1,745,847
Ovintiv, Inc.
3.90%, 11/15/21	610,000	418,655
PayPal Holdings, Inc.
2.20%, 09/26/22	700,000	697,701
Pennsylvania Electric Co.
5.20%, 04/01/20	500,000	500,000
	Par	Value
Penske Truck Leasing Co. LP
3.38%, 02/01/22 144A	$325,000	$328,806
4.25%, 01/17/23 144A	165,000	169,253
3.45%, 07/01/24 144A	1,500,000	1,525,843
2.70%, 11/01/24 144A	1,105,000	1,033,051
Phillips 66
(Floating, ICE LIBOR USD 3M + 0.60%), 2.25%, 02/26/21†	595,000	556,640
Prime Security Services Borrower LLC
5.25%, 04/15/24 144A	250,000	248,511
Protective Life Global Funding
2.16%, 09/25/20 144A	425,000	422,250
2.62%, 08/22/22 144A	575,000	579,595
QEP Resources, Inc.
6.88%, 03/01/21	543,000	281,654
QUALCOMM, Inc.
3.00%, 05/20/22	25,000	25,528
Qwest Corporation
6.75%, 12/01/21Δ	350,000	363,019
Regions Financial Corporation
2.75%, 08/14/22	1,700,000	1,683,549
Reliance Standard Life Global Funding II
2.63%, 07/22/22 144A	595,000	599,170
2.15%, 01/21/23 144A	465,000	454,592
2.75%, 01/21/27 144A	1,700,000	1,584,554
Ryder System, Inc.
2.88%, 06/01/22	3,050,000	3,061,943
2.50%, 09/01/22	1,200,000	1,131,179
2.50%, 09/01/24	558,000	532,267
Sabine Pass Liquefaction LLC
5.63%, 02/01/21	1,170,000	1,135,302
6.25%, 03/15/22	1,100,000	1,067,880
5.75%, 05/15/24	130,000	120,590
Santander Holdings USA, Inc.
4.45%, 12/03/21	475,000	485,069
3.70%, 03/28/22	1,115,000	1,104,852
Sempra Energy
(Floating, ICE LIBOR USD 3M + 0.50%), 2.33%, 01/15/21†	630,000	596,855
Simon International Finance SCA REIT
1.38%, 11/18/22(E)	105,000	118,030
Sirius XM Radio, Inc.
3.88%, 08/01/22 144A	1,250,000	1,254,661
SLM Corporation
5.13%, 04/05/22	404,000	350,470
Smithfield Foods, Inc.
2.65%, 10/03/21 144A	495,000	445,608
Southern California Edison Co.
2.90%, 03/01/21	1,000,000	997,492
1.85%, 02/01/22	428,571	424,329
Southern Co. (The)
2.35%, 07/01/21	800,000	799,896
Spectra Energy Partners LP
4.75%, 03/15/24	90,000	86,622
See Notes to Schedules of Investments.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Springleaf Finance Corporation
5.63%, 03/15/23	$735,000	$714,788
Sprint Spectrum Co. LLC
3.36%, 09/20/21 144A	701,250	700,373
4.74%, 03/20/25 144A	445,000	457,792
Starwood Property Trust, Inc. REIT
3.63%, 02/01/21	270,000	254,826
5.00%, 12/15/21	275,000	253,481
State Street Corporation
(Variable, U.S. SOFR + 2.69%), 2.83%, 03/30/23 144A ^	265,000	267,660
Sterling Bancorp
3.50%, 06/08/20	480,000	477,844
Stryker Corporation
1.13%, 11/30/23(E)	100,000	111,488
0.25%, 12/03/24(E)	100,000	106,411
Synchrony Financial
2.85%, 07/25/22	840,000	798,602
Target Corporation
2.25%, 04/15/25	135,000	137,825
Taylor Morrison Communities, Inc.
5.63%, 03/01/24 144A	200,000	189,749
TerraForm Power Operating LLC
4.25%, 01/31/23 144A	150,000	149,996
Toll Brothers Finance Corporation
4.38%, 04/15/23	200,000	191,749
Toyota Motor Credit Corporation
0.00%, 07/21/21(E)	180,000	196,100
2.38%, 02/01/23(E)	170,000	194,065
TRI Pointe Group, Inc.
4.88%, 07/01/21	300,000	281,265
Truist Financial Corporation
2.20%, 03/16/23	1,185,000	1,187,357
Union Pacific Corporation
2.15%, 02/05/27Δ	270,000	264,927
US Bank NA
2.05%, 01/21/25	1,800,000	1,790,411
Ventas Realty LP REIT
2.65%, 01/15/25	905,000	870,647
Verizon Communications, Inc.
0.50%, 06/02/22(E)	105,000	114,994
3.38%, 02/15/25	1,200,000	1,284,156
(Floating, ICE LIBOR USD 3M + 1.10%), 2.79%, 05/15/25†	1,900,000	1,733,004
Vistra Energy Corporation
5.88%, 06/01/23	150,000	150,746
Volkswagen Group of America Finance LLC
2.50%, 09/24/21 144A	410,000	400,983
2.70%, 09/26/22 144A	2,000,000	1,936,925
WEC Energy Group, Inc.
3.38%, 06/15/21	555,000	557,420
Wells Fargo & Co.
2.63%, 07/22/22	2,000,000	2,009,169
3.07%, 01/24/23	50,000	50,573
	Par	Value
3.75%, 01/24/24	$220,000	$232,948
Wells Fargo Bank NA
(Variable, ICE LIBOR USD 3M + 0.49%), 3.33%, 07/23/21^	1,320,000	1,322,451
(Variable, ICE LIBOR USD 3M + 0.65%), 2.08%, 09/09/22^	1,730,000	1,723,216
Westinghouse Air Brake Technologies Corporation
4.40%, 03/15/24	800,000	796,219
Williams Cos., Inc. (The)
4.00%, 11/15/21Δ	175,000	166,170
3.70%, 01/15/23	80,000	74,060
Wisconsin Electric Power Co.
2.05%, 12/15/24	200,000	198,423
WR Grace & Co-Conn
5.13%, 10/01/21 144A	135,000	137,261
WRKCo, Inc.
3.75%, 03/15/25	115,000	115,808
Wyndham Destinations, Inc.
3.90%, 03/01/23	150,000	126,844
Xerox Corporation
3.50%, 08/20/20	270,000	266,165
Zimmer Biomet Holdings, Inc.
2.70%, 04/01/20	190,000	190,000
Zoetis, Inc.
3.45%, 11/13/20	300,000	297,083
Total Corporate Bonds (Cost $219,217,520)		211,174,146
FOREIGN BONDS — 13.4%
Australia — 0.8%
FMG Resources August 2006 Proprietary, Ltd.
5.13%, 05/15/24 144A	225,000	223,032
Macquarie Group, Ltd.
(Floating, ICE LIBOR USD 3M + 1.02%), 2.63%, 11/28/23 144A †	1,435,000	1,345,090
National Australia Bank, Ltd.
2.25%, 03/16/21 144A	1,500,000	1,518,058
Scentre Group Trust 1 REIT
2.38%, 04/28/21 144A	1,500,000	1,505,496
Telstra Corporation, Ltd.
3.50%, 09/21/22(E)	200,000	235,557
Westpac Banking Corporation
3.15%, 01/16/24 144A	1,275,000	1,371,683
Woodside Finance, Ltd.
4.60%, 05/10/21 144A	1,300,000	1,291,648
3.70%, 09/15/26 144A	400,000	391,087
		7,881,651
Belgium — 0.0%
KBC Group NV
1.13%, 01/25/24(E)	200,000	214,315

See Notes to Schedules of Investments.

	Par	Value
Bermuda — 0.0%
Enstar Group, Ltd.
4.50%, 03/10/22	$275,000	$274,520
Brazil — 0.2%
Banco Bradesco SA
2.85%, 01/27/23 144A	1,495,000	1,419,876
Itau Unibanco Holding SA
2.90%, 01/24/23 144A	920,000	876,714
		2,296,590
Canada — 1.4%
Bank of Montreal
2.90%, 03/26/22	1,105,000	1,120,018
Bank of Nova Scotia (The)
2.38%, 01/18/23Δ	715,000	721,612
1.95%, 02/01/23	1,000,000	997,545
Bausch Health Cos., Inc.
6.50%, 03/15/22 144A	300,000	304,125
Canadian Government Bond
1.00%, 09/01/22(C)	11,300,000	8,129,890
Husky Energy, Inc.
3.95%, 04/15/22Δ	756,000	685,204
National Bank of Canada
2.15%, 10/07/22 144A	630,000	625,215
Toronto-Dominion Bank (The)
0.38%, 04/25/24(E)	305,000	316,186
TransCanada PipeLines, Ltd.
3.75%, 10/16/23	45,000	46,497
		12,946,292
Chile — 0.1%
Banco del Estado de Chile
2.67%, 01/08/21 144A	725,000	725,870
Banco Santander Chile
2.50%, 12/15/20 144A	635,000	635,762
		1,361,632
China — 0.4%
Avolon Holdings Funding, Ltd.
3.63%, 05/01/22 144A	350,000	310,711
5.50%, 01/15/23 144A	900,000	809,130
Baidu, Inc.
2.88%, 07/06/22	235,000	235,124
Park Aerospace Holdings, Ltd.
3.63%, 03/15/21 144A	700,000	663,795
5.25%, 08/15/22 144A	800,000	724,059
Sinopec Group Overseas Development 2017, Ltd.
2.38%, 04/12/20 144A	970,000	970,027
		3,712,846
Denmark — 0.1%
Danske Bank A/S
(Variable, ICE LIBOR USD 3M + 1.25%), 3.00%, 09/20/22 144A ^	745,000	742,232
Finland — 0.0%
Nokia OYJ
3.38%, 06/12/22Δ	185,000	185,581
	Par	Value
France — 0.6%
Air Liquide Finance SA
0.38%, 04/18/22(E)	$100,000	$109,893
APRR SA
0.00%, 01/20/23(E)	100,000	108,261
Autoroutes du Sud de la France SA
2.95%, 01/17/24(E)	100,000	118,549
Banque Federative du Credit Mutuel
0.13%, 02/05/24(E)	200,000	212,129
Banque Federative du Credit Mutuel SA
0.75%, 06/15/23(E)	100,000	108,956
BNP Paribas SA
1.13%, 01/15/23(E)	230,000	253,851
BPCE SA
0.25%, 01/15/26(E)	100,000	103,775
Credit Agricole SA
3.38%, 01/10/22 144A	1,600,000	1,597,921
Dassault Systemes SE
0.00%, 09/16/22(E)	300,000	324,846
Engie SA
0.38%, 02/28/23(E)	200,000	217,936
HSBC France SA
0.25%, 05/17/24(E)	200,000	212,119
Orange SA
0.50%, 01/15/22(E)	100,000	109,900
0.75%, 09/11/23(E)	500,000	549,737
Schneider Electric SE
0.25%, 09/09/24(E)	200,000	215,596
Societe Generale SA
0.00%, 05/27/22(E)	300,000	323,467
Thales SA
0.00%, 05/31/22(E)	100,000	108,178
0.75%, 06/07/23(E)	100,000	109,252
Total Capital International SA
2.13%, 03/15/23(E)	100,000	114,613
0.25%, 07/12/23(E)	100,000	108,068
Veolia Environnement SA
0.67%, 03/30/22(E)	200,000	220,240
		5,227,287
Germany — 0.4%
BASF SE
2.00%, 12/05/22(E)	195,000	221,514
Deutsche Bank AG
3.15%, 01/22/21	1,405,000	1,373,363
4.25%, 02/04/21	410,000	393,840
E.ON SE
0.00%, 10/24/22(E)	240,000	259,606
SAP SE
0.25%, 03/10/22(E)	200,000	219,364
Volkswagen Bank GmbH
1.88%, 01/31/24(E)	300,000	324,977
Volkswagen Leasing GmbH
(Floating, 0.45% - Euribor 3M), 0.05%, 08/02/21(E) †	300,000	326,205
1.00%, 02/16/23(E) Δ	460,000	492,847
		3,611,716
See Notes to Schedules of Investments.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
India — 0.4%
Export-Import Bank of India
2.75%, 04/01/20	$1,300,000	$1,300,000
ICICI Bank, Ltd.
3.13%, 08/12/20	1,000,000	994,625
Shriram Transport Finance Co., Ltd.
5.10%, 07/16/23 144A	275,000	192,595
State Bank of India
(Floating, ICE LIBOR USD 3M + 0.95%), 2.85%, 04/06/20†	1,000,000	999,885
		3,487,105
Indonesia — 0.1%
Pelabuhan Indonesia III Persero PT
4.50%, 05/02/23 144A	1,175,000	1,173,531
Ireland — 0.6%
Abbott Ireland Financing DAC
0.88%, 09/27/23(E)	200,000	219,646
0.10%, 11/19/24(E)	170,000	178,766
AerCap Ireland Capital DAC
5.00%, 10/01/21	900,000	832,427
3.50%, 05/26/22	860,000	761,945
3.30%, 01/23/23	155,000	132,056
2.88%, 08/14/24	150,000	119,665
3.50%, 01/15/25	350,000	284,336
Eaton Capital Unlimited Co.
0.02%, 05/14/21(E)	275,000	301,785
ESB Finance DAC
3.49%, 01/12/24(E)	100,000	121,776
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/21	740,000	734,379
2.88%, 09/23/23	200,000	201,833
SMBC Aviation Capital Finance DAC
2.65%, 07/15/21 144A	390,000	386,917
3.00%, 07/15/22 144A	540,000	544,730
3.55%, 04/15/24 144A	800,000	855,307
Willis Towers Watson PLC
5.75%, 03/15/21	131,000	134,277
		5,809,845
Japan — 2.2%
Aircastle, Ltd.
5.13%, 03/15/21	2,000,000	1,985,864
Central Nippon Expressway Co., Ltd.
(Floating, ICE LIBOR USD 3M + 0.85%), 1.59%, 09/14/21†	1,000,000	976,305
(Floating, ICE LIBOR USD 3M + 0.56%), 2.32%, 11/02/21†	1,000,000	1,005,197
2.85%, 03/03/22	2,000,000	2,009,518
Mitsubishi UFJ Financial Group, Inc.
3.54%, 07/26/21	65,000	65,611
3.22%, 03/07/22	2,030,000	2,064,645
2.62%, 07/18/22	1,635,000	1,632,763
2.67%, 07/25/22	2,000,000	1,995,982
	Par	Value
Mitsubishi UFJ Lease & Finance Co., Ltd.
2.25%, 09/07/21	$500,000	$492,134
Mizuho Financial Group, Inc.
(Variable, ICE LIBOR USD 3M + 0.84%), 2.72%, 07/16/23^	1,190,000	1,191,210
0.52%, 06/10/24(E)	100,000	104,307
Nomura Holdings, Inc.
2.65%, 01/16/25	600,000	588,247
NTT Finance Corporation
1.90%, 07/21/21	500,000	497,664
ORIX Corporation
3.20%, 01/19/22	700,000	698,724
Sumitomo Mitsui Financial Group, Inc.
2.93%, 03/09/21	1,600,000	1,602,805
2.06%, 07/14/21	1,100,000	1,091,970
2.85%, 01/11/22	1,600,000	1,610,040
Takeda Pharmaceutical Co., Ltd.
4.00%, 11/26/21	1,100,000	1,115,155
		20,728,141
Netherlands — 1.2%
Allianz Finance II BV
0.25%, 06/06/23(E)	200,000	216,194
0.00%, 01/14/25(E)	100,000	105,559
BMW Finance NV
2.25%, 08/12/22 144A Δ	1,270,000	1,224,863
0.00%, 04/14/23(E)	290,000	304,040
Daimler International Finance BV
0.25%, 08/09/21(E)	25,000	27,173
0.25%, 11/06/23(E)	90,000	93,882
Enel Finance International NV
2.88%, 05/25/22 144A	1,715,000	1,660,588
4.25%, 09/14/23 144A	400,000	409,943
0.00%, 06/17/24(E)	300,000	315,697
ING Bank NV
0.00%, 04/08/22(E)	100,000	107,919
(Floating, 0.40% - Euribor 3M), 0.02%, 04/08/22(E) †	200,000	215,362
(Variable, EUR Swap Rate 5Y + 2.25%), 3.63%, 02/25/26(E) ^	200,000	220,495
ING Groep NV
1.00%, 09/20/23(E)	200,000	214,620
innogy Finance BV
0.75%, 11/30/22(E)	50,000	55,057
LeasePlan Corporation NV
2.88%, 10/24/24 144A	1,900,000	1,864,749
Mylan NV
3.15%, 06/15/21	2,000,000	1,973,450
NXP BV
4.13%, 06/01/21 144A	500,000	504,922
3.88%, 06/18/26 144A	500,000	487,469
RELX Finance BV
0.00%, 03/18/24(E)	100,000	106,270

See Notes to Schedules of Investments.

	Par	Value
Siemens Financieringsmaatschappij NV
0.00%, 09/05/21(E)	$376,000	$412,820
0.00%, 02/20/23(E)	300,000	325,849
0.38%, 09/06/23(E)	235,000	257,706
Vonovia Finance BV
0.13%, 04/06/23(E)	200,000	212,867
		11,317,494
New Zealand — 0.4%
ANZ New Zealand International, Ltd.
2.88%, 01/25/22 144A	740,000	737,364
1.90%, 02/13/23 144A Δ	1,260,000	1,269,369
BNZ International Funding, Ltd.
2.10%, 09/14/21 144A	1,415,000	1,401,866
		3,408,599
Norway — 0.0%
Telenor ASA
0.00%, 09/25/23(E)	100,000	108,069
Peru — 0.1%
Fondo MIVIVIENDA SA
3.50%, 01/31/23 144A	690,000	656,539
Qatar — 0.3%
QNB Finance, Ltd.
(Floating, ICE LIBOR USD 3M + 1.00%), 2.76%, 05/02/22†	3,000,000	2,986,833
Singapore — 0.1%
BOC Aviation, Ltd.
3.00%, 05/23/22	700,000	721,543
South Korea — 0.3%
Industrial Bank of Korea
2.13%, 10/23/24 144A	3,100,000	3,213,600
Spain — 0.1%
Amadeus Capital Markets SAU
1.63%, 11/17/21(E)	100,000	109,838
Banco de Sabadell SA
(Variable, 0.97% - EUR Swap Rate 1Y), 0.63%, 11/07/25(E) ^	100,000	102,221
Banco Santander SA
2.71%, 06/27/24	400,000	393,118
		605,177
Sweden — 0.2%
Atlas Copco AB
2.50%, 02/28/23(E)	255,000	296,984
Stadshypotek AB
2.50%, 04/05/22 144A	1,000,000	1,016,256
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22	155,000	154,616
Volvo Treasury AB
(Floating, 0.65% - Euribor 3M), 0.18%, 09/13/21(E) †	200,000	220,347
		1,688,203
	Par	Value
Switzerland — 0.3%
Credit Suisse Group AG
3.57%, 01/09/23 144A	$750,000	$757,396
Credit Suisse Group Funding Guernsey, Ltd.
3.80%, 09/15/22	1,650,000	1,674,007
UBS Group AG
(Variable, ICE LIBOR USD 3M + 0.95%), 2.86%, 08/15/23 144A ^	365,000	362,429
		2,793,832
United Arab Emirates — 0.1%
Abu Dhabi Government International Bond
2.50%, 10/11/22 144A	655,000	659,038
United Kingdom — 3.0%
Aon PLC
2.80%, 03/15/21	225,000	224,521
Barclays Bank PLC
2.65%, 01/11/21	700,000	699,942
Barclays PLC
(Variable, ICE LIBOR USD 3M + 1.40%), 4.61%, 02/15/23^	600,000	607,299
(Variable, ICE LIBOR USD 3M + 1.36%), 4.34%, 05/16/24^	900,000	869,417
BG Energy Capital PLC
4.00%, 10/15/21 144A	1,000,000	1,004,802
BP Capital Markets PLC
1.53%, 09/26/22(E)	360,000	397,756
1.11%, 02/16/23(E)	170,000	186,548
CK Hutchison International 17 II, Ltd.
2.25%, 09/29/20 144A	990,000	990,901
HSBC Holdings PLC
(Variable, ICE LIBOR USD 3M + 1.06%), 3.26%, 03/13/23^	270,000	270,007
3.60%, 05/25/23	3,000,000	3,032,486
Lloyds Banking Group PLC
(Variable, ICE LIBOR USD 3M + 1.25%), 2.86%, 03/17/23^	2,500,000	2,467,491
Motability Operations Group PLC
1.63%, 06/09/23(E)	240,000	272,892
National Grid Electricity Transmission PLC
0.19%, 01/20/25(E)	100,000	106,336
Nationwide Building Society
2.00%, 01/27/23 144A	900,000	876,339
1.70%, 02/13/23 144A	2,900,000	2,976,271
(Variable, ICE LIBOR USD 3M + 1.18%), 3.62%, 04/26/23 144A ^	1,500,000	1,492,890
NatWest Markets PLC
3.63%, 09/29/22 144A	635,000	628,280
Royal Bank of Scotland Group PLC
(Floating, ICE LIBOR USD 3M + 1.47%), 3.16%, 05/15/23†	1,810,000	1,719,773
3.88%, 09/12/23	240,000	246,798
See Notes to Schedules of Investments.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Santander UK Group Holdings PLC
2.88%, 08/05/21	$3,500,000	$3,459,095
3.57%, 01/10/23	350,000	348,570
(Variable, ICE LIBOR USD 3M + 1.08%), 3.37%, 01/05/24^	215,000	217,164
Santander UK PLC
1.63%, 02/12/23 144A	2,100,000	2,156,393
Sky, Ltd.
1.50%, 09/15/21(E)	100,000	111,189
Standard Chartered PLC
(Variable, ICE LIBOR USD 3M + 1.20%), 2.74%, 09/10/22 144A ^	2,300,000	2,277,695
		27,640,855
Total Foreign Bonds (Cost $127,718,512)		125,453,066
MORTGAGE-BACKED SECURITIES — 19.7%
1211 Avenue of the Americas Trust, Series 2015-1211, Class A1A2
3.90%, 08/10/35 144A	447,000	459,682
280 Park Avenue Mortgage Trust, Series 2017-280P, Class D
(Floating, ICE LIBOR USD 1M + 1.54%, 1.54% Floor), 2.24%, 09/15/34 144A †	315,000	282,673
American Home Mortgage Assets Trust, Series 2006-5, Class A1
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.92%, 0.92% Floor), 2.89%, 11/25/46†	640,226	260,603
American Home Mortgage Investment Trust, Series 2004-3, Class 5A
(Floating, ICE LIBOR USD 1Y + 1.50%, 1.50% Floor, 11.00% Cap), 3.32%, 10/25/34†	2,217	2,217
Americold LLC, Series 2010-ARTA, Class A1
3.85%, 01/14/29 144A	174,387	173,476
AOA Mortgage Trust, Series 2015-1177, Class A
2.96%, 12/13/29 144A	1,330,000	1,331,260
Aventura Mall Trust, Series 2013-AVM, Class A
3.74%, 12/05/32 144A † γ	1,770,000	1,752,848
Aventura Mall Trust, Series 2013-AVM, Class B
3.74%, 12/05/32 144A † γ	1,410,000	1,396,337
Banc of America Funding Trust, Series 2006-J, Class 4A1
4.18%, 01/20/47† γ	166,351	145,429
Banc of America Mortgage Trust, Series 2003-L, Class 3A1
4.08%, 01/25/34† γ	79,006	68,777
Banc of America Mortgage Trust, Series 2004-2, Class 5A1
6.50%, 10/25/31	26,078	27,070
Bancorp Commercial Mortgage Trust, Series 2019-CRE6, Class A
(Floating, ICE LIBOR USD 1M + 1.05%, 1.05% Floor), 1.75%, 09/15/36 144A †	397,461	379,078
	Par	Value
BANK, Series 2019-BN18, Class A2
3.47%, 05/15/62	$610,000	$644,323
BBCMS Trust, Series 2013-TYSN, Class E
3.71%, 09/05/32 144A	200,000	194,930
Bear Stearns ALT-A Trust, Series 2004-10, Class 2A1
(Floating, ICE LIBOR USD 1M + 0.66%, 0.33% Floor, 11.50% Cap), 1.61%, 09/25/34†	135,278	134,645
Bear Stearns ARM Trust, Series 2003-8, Class 4A1
4.26%, 01/25/34† γ	98,499	92,639
Bear Stearns ARM Trust, Series 2004-5, Class 2A
4.38%, 07/25/34† γ	86,580	80,102
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T26, Class AM
5.44%, 01/12/45† γ	121,545	112,961
Benchmark, Series 2019-B15, Class A5
2.93%, 12/15/72	930,000	986,026
Brass No. 8 PLC, Class A1
(Floating, ICE LIBOR USD 3M + 0.70%), 2.39%, 11/16/66 144A †	273,788	270,375
BX Commercial Mortgage Trust, Series 2019-XL, Class A
(Floating, ICE LIBOR USD 1M + 0.92%, 0.92% Floor), 1.62%, 10/15/36 144A †	1,710,167	1,651,303
BX Commercial Mortgage Trust, Series 2019-XL, Class B
(Floating, ICE LIBOR USD 1M + 1.08%, 1.08% Floor), 1.78%, 10/15/36 144A †	640,118	611,419
BX Commercial Mortgage Trust, Series 2019-XL, Class D
(Floating, ICE LIBOR USD 1M + 1.45%, 1.45% Floor), 2.15%, 10/15/36 144A †	749,989	689,888
BX Commercial Mortgage Trust, Series 2020-BXLP, Class A
(Floating, ICE LIBOR USD 1M + 0.80%, 0.80% Floor), 1.50%, 12/15/36 144A †	865,000	817,378
BX Commercial Mortgage Trust, Series 2020-BXLP, Class E
(Floating, ICE LIBOR USD 1M + 1.60%, 1.60% Floor), 2.30%, 12/15/36 144A †	350,000	316,698
Canterbury Finance PLC, No. 1, Class A2
(Floating, SONIA Deposit Rates Swap 3M + 1.35%), 2.06%, 05/16/56(U) †	1,000,000	1,215,517
Cantor Commercial Real Estate Lending, Series 2019-CF3, Class A4
3.01%, 01/15/53	560,000	573,717

See Notes to Schedules of Investments.

	Par	Value
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class ASB
3.37%, 06/15/50	$1,500,000	$1,583,140
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A11
(Floating, ICE LIBOR USD 1M + 0.90%, 0.90% Floor), 1.85%, 07/25/49 144A †	187,566	178,075
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A3
3.50%, 07/25/49 144A † γ	383,178	388,551
CHC Commercial Mortgage Trust, Series 2019-CHC, Class D
(Floating, ICE LIBOR USD 1M + 2.05%, 2.05% Floor), 2.75%, 06/15/34 144A †	2,140,000	2,101,753
CHL Mortgage Pass-Through Trust, Series 2004-29, Class 1A1
(Floating, ICE LIBOR USD 1M + 0.54%, 0.27% Floor, 11.50% Cap), 1.49%, 02/25/35†	62,214	51,897
Citigroup Commercial Mortgage Trust, Series 2016-P5, Class AAB
2.84%, 10/10/49	1,010,000	1,040,625
COMM Mortgage Trust, Series 2012-CR4, Class ASB
2.44%, 10/15/45	376,721	379,351
COMM Mortgage Trust, Series 2013-300P, Class A1
4.35%, 08/10/30 144A	515,000	539,602
COMM Mortgage Trust, Series 2013-CR8, Class A5
3.61%, 06/10/46	750,000	785,685
COMM Mortgage Trust, Series 2013-SFS, Class A1
1.87%, 04/12/35 144A	265,539	262,076
COMM Mortgage Trust, Series 2014-CR17, Class ASB
3.60%, 05/10/47	1,272,125	1,313,951
COMM Mortgage Trust, Series 2014-UBS3, Class ASB
3.37%, 06/10/47	879,361	901,735
COMM Mortgage Trust, Series 2014-UBS5, Class ASB
3.55%, 09/10/47	346,957	358,192
COMM Mortgage Trust, Series 2015-CR24, Class ASB
3.45%, 08/10/48	480,000	499,655
COMM Mortgage Trust, Series 2015-CR25, Class ASB
3.54%, 08/10/48	1,160,000	1,211,552
COMM Trust, Series 2013-GAM, Class A1
1.71%, 02/10/28 144A	180,590	178,950
COMM, Series 2015-PC1, Class A4
3.62%, 07/10/50	585,000	604,425
Connecticut Avenue Securities Trust, Series 2019-R07, Class 1M1
(Floating, ICE LIBOR USD 1M + 0.77%), 1.72%, 10/25/39 144A †	1,998,648	1,956,096
	Par	Value
Connecticut Avenue Securities Trust, Series 2020-R01, Class 1M1
(Floating, ICE LIBOR USD 1M + 0.80%), 1.75%, 01/25/40 144A †	$682,783	$658,378
Connecticut Avenue Securities Trust, Series 2020-R02, Class 2M1
(Floating, ICE LIBOR USD 1M + 0.75%), 1.70%, 01/25/40 144A †	635,855	614,746
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class A4
3.51%, 04/15/50	280,000	294,097
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class XA
1.90%, 01/15/49† IO γ	754,672	59,937
CSAIL Commercial Mortgage Trust, Series 2019-C15, Class A1
2.99%, 03/15/52	892,695	912,567
Deutsche Alt-B Securities Mortgage Loan Trust Series, Series 2006-AB4, Class A6A1
(Step to 5.50% on 02/25/20), 5.87%, 10/25/36 STEP	168,787	147,552
Deutsche Alt-B Securities Mortgage Loan Trust Series, Series 2006-AB4, Class A6A2
(Step to 5.50% on 02/25/20), 5.89%, 10/25/36 STEP	168,017	146,877
Exantas Capital Corporation, Ltd., Series 2018-RSO6, Class A
(Floating, ICE LIBOR USD 1M + 0.83%, 0.83% Floor), 1.63%, 06/15/35 144A †	25,063	25,059
Fannie Mae Connecticut Avenue Securities, Series 2017-C02
(Floating, ICE LIBOR USD 1M + 1.15%), 2.10%, 09/25/29†	12,774	12,717
Fannie Mae Connecticut Avenue Securities, Series 2017-C04
(Floating, ICE LIBOR USD 1M + 0.85%), 1.80%, 11/25/29†	85,255	84,525
Federal Home Loan Mortgage Corporation
5.50%, 05/01/22	11,183	11,310
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.36%, 2.36% Floor, 13.19% Cap), 4.77%, 07/01/27†	2,561	2,580
2.50%, 11/01/27	1,027,886	1,075,853
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.25%, 2.25% Floor, 11.01% Cap), 4.03%, 11/01/31†	21,411	21,677
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.25%, 2.25% Floor, 10.96% Cap), 4.69%, 04/01/32†	4,989	5,041
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.04%, 2.04% Floor, 9.70% Cap), 4.43%, 06/01/33†	341,351	343,998
See Notes to Schedules of Investments.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.25%, 2.25% Floor, 9.48% Cap), 4.02%, 10/01/34†	$243	$247
(Floating, ICE LIBOR USD 1Y + 1.75%, 1.75% Floor, 10.71% Cap), 4.57%, 08/01/35†	115,985	117,226
(Floating, ICE LIBOR USD 1Y + 1.35%, 1.35% Floor, 10.37% Cap), 3.75%, 09/01/35†	104,036	103,956
(Floating, ICE LIBOR USD 1Y + 1.63%, 1.63% Floor, 10.80% Cap), 3.94%, 10/01/35†	113,665	114,818
4.50%, 07/01/47	89,691	98,446
4.50%, 03/01/49	7,041,127	7,810,096
Federal Home Loan Mortgage Corporation REMIC, Series 3228
(Floating, ICE LIBOR USD 1M + 0.50%, 0.50% Floor, 6.50% Cap), 1.20%, 10/15/36†	1,357,098	1,346,854
Federal Home Loan Mortgage Corporation REMIC, Series 3710
4.00%, 08/15/25 STEP	86,020	92,220
Federal Home Loan Mortgage Corporation REMIC, Series 3959
4.50%, 11/15/41	237,283	260,991
Federal Home Loan Mortgage Corporation REMIC, Series 3986
4.50%, 09/15/41	287,137	308,823
Federal Home Loan Mortgage Corporation REMIC, Series 4459
3.00%, 08/15/43	504,708	538,037
Federal Home Loan Mortgage Corporation REMIC, Series 4493
3.00%, 02/15/44	389,848	413,363
Federal Home Loan Mortgage Corporation REMIC, Series 4494
3.75%, 10/15/42	431,893	458,259
Federal Home Loan Mortgage Corporation REMIC, Series 4777
3.50%, 10/15/45	1,932,824	2,009,381
Federal Home Loan Mortgage Corporation REMIC, Series 4904
(Floating, ICE LIBOR USD 1M + 0.45%, 0.45% Floor, 6.50% Cap), 1.15%, 06/15/49†	1,647,325	1,637,164
Federal Home Loan Mortgage Corporation REMIC, Series 4948
2.50%, 10/25/48	3,122,114	3,204,596
Federal Home Loan Mortgage Corporation REMIC, Series 4950
2.50%, 06/25/34	2,932,915	2,993,736
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2019-HQA4
(Floating, ICE LIBOR USD 1M + 0.77%), 1.72%, 11/25/49 144A †	980,168	950,704
	Par	Value
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2020-DNA1
(Floating, ICE LIBOR USD 1M + 1.70%), 2.65%, 01/25/50 144A †	$490,000	$322,630
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2020-DNA2
(Floating, ICE LIBOR USD 1M + 1.85%, 1.85% Floor), 2.80%, 02/25/50 144A †	230,000	146,233
Federal Home Loan Mortgage Corporation STACR Trust, Series 2019-DNA4
(Floating, ICE LIBOR USD 1M + 1.95%), 2.90%, 10/25/49 144A †	800,000	610,572
Federal National Mortgage Association
5.00%, 05/01/21	109	115
5.00%, 11/01/21	195	205
(Floating, Federal Reserve U.S. 12 1Y CMT + 2.02%, 2.02% Floor, 10.92% Cap), 4.24%, 12/01/24 CONV †	3,507	3,526
2.50%, 12/01/27	646,810	672,702
3.00%, 09/01/30	301,378	317,532
3.00%, 02/01/31	1,622,496	1,707,576
3.00%, 04/01/31	26,329	27,712
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.22%, 2.22% Floor, 11.69% Cap), 4.24%, 09/01/31†	34,532	34,886
2.50%, 10/01/31	677,646	704,827
2.50%, 11/01/31	1,342,874	1,400,517
2.50%, 01/01/32	12,231	12,720
3.00%, 03/01/32	992,576	1,047,077
(Floating, ICE LIBOR USD 1M + 1.31%, 1.31% Floor, 11.27% Cap), 3.06%, 08/01/32†	287,651	289,987
3.00%, 11/01/32	89,657	94,342
3.00%, 12/01/32	1,288,756	1,354,088
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.25%, 2.25% Floor, 9.73% Cap), 3.88%, 12/01/32†	267,135	270,363
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.41%, 2.41% Floor, 9.37% Cap), 4.86%, 06/01/33†	9,573	9,651
4.00%, 09/01/33	3,416,147	3,608,387
4.00%, 03/01/34	86,505	91,591
4.00%, 05/01/34	906,205	968,876
(Floating, ICE LIBOR USD 1Y + 1.66%, 1.66% Floor, 10.09% Cap), 3.67%, 02/01/35†	127,207	128,759

See Notes to Schedules of Investments.

	Par	Value
(Floating, ICE LIBOR USD 1Y + 1.61%, 1.61% Floor, 11.11% Cap), 3.86%, 09/01/35†	$24,872	$25,231
(Floating, ICE LIBOR USD 1Y + 1.74%, 1.74% Floor, 11.11% Cap), 3.74%, 12/01/35†	4,745	4,793
(Floating, ICE LIBOR USD 1Y + 1.73%, 1.73% Floor, 9.50% Cap), 4.23%, 05/01/38†	943,946	956,925
3.25%, 08/01/42†	222,918	219,670
(Floating, ICE LIBOR USD 1Y + 1.73%, 1.73% Floor, 8.40% Cap), 3.31%, 09/01/42†	497,383	508,237
(Floating, ICE LIBOR USD 1Y + 1.70%, 1.70% Floor, 7.71% Cap), 2.71%, 07/01/43†	809,205	825,534
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.20%, 1.20% Floor, 8.48% Cap), 3.25%, 07/01/44†	112,468	110,744
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.20%, 1.20% Floor, 9.63% Cap), 3.25%, 10/01/44†	80,288	79,098
(Floating, ICE LIBOR USD 1Y + 1.59%, 1.59% Floor, 7.66% Cap), 2.66%, 06/01/45†	1,052,534	1,073,490
4.50%, 03/01/47	316,385	345,261
4.50%, 05/01/47	992,680	1,081,165
4.50%, 07/01/47	104,356	113,986
4.50%, 11/01/47	1,143,592	1,247,909
4.50%, 06/01/48	120,715	133,866
4.50%, 11/01/48	387,080	429,247
4.50%, 02/01/49	1,043,548	1,164,832
4.50%, 04/01/49	273,285	305,050
Federal National Mortgage Association REMIC, Series 2006-98
(Floating, ICE LIBOR USD 1M + 0.43%, 0.43% Floor, 7.00% Cap), 1.38%, 10/25/36†	181,364	179,847
Federal National Mortgage Association REMIC, Series 2007-100
(Floating, ICE LIBOR USD 1M + 0.55%, 0.55% Floor, 7.00% Cap), 1.50%, 10/25/37†	298,557	297,357
Federal National Mortgage Association REMIC, Series 2011-48
4.00%, 06/25/26 STEP	154,723	165,578
Federal National Mortgage Association REMIC, Series 2012-79
(Floating, ICE LIBOR USD 1M + 0.45%, 0.45% Floor, 6.50% Cap), 1.40%, 07/25/42†	231,963	229,254
Federal National Mortgage Association REMIC, Series 2015-38
(Floating, ICE LIBOR USD 1M + 0.31%, 0.31% Floor), 1.97%, 06/25/55†	276,182	275,012
	Par	Value
Federal National Mortgage Association REMIC, Series 2016-11
(Floating, ICE LIBOR USD 1M + 0.50%, 0.50% Floor), 2.16%, 03/25/46†	$1,303,458	$1,303,246
Federal National Mortgage Association REMIC, Series 2016-40
(Floating, ICE LIBOR USD 1M + 0.45%, 0.45% Floor), 2.11%, 07/25/46†	1,719,645	1,717,491
Federal National Mortgage Association REMIC, Series 2018-21
3.50%, 04/25/45	1,064,380	1,137,135
Federal National Mortgage Association REMIC, Series 2019-30
(Floating, ICE LIBOR USD 1M + 0.50%, 0.50% Floor, 6.50% Cap), 1.45%, 07/25/49†	1,636,722	1,624,462
Federal National Mortgage Association REMIC, Series 2019-53
(Floating, ICE LIBOR USD 1M + 0.40%, 0.40% Floor), 2.06%, 09/25/49†	2,277,123	2,277,726
Federal National Mortgage Association REMIC, Series 2019-60
(Floating, ICE LIBOR USD 1M + 0.40%, 0.40% Floor), 2.06%, 10/25/59†	2,142,729	2,107,324
FHLMC Multifamily Structured Pass-Through Certificates, Series KIR2
2.75%, 03/25/27	383,080	398,770
FHLMC Multifamily Structured Pass-Through Certificates, Series KJ18
3.07%, 08/25/22	390,000	408,172
FHLMC Structured Pass-Through Certificates, Series T-56
(Floating, ICE LIBOR USD 1M + 1.00%, 1.00% Floor, 8.50% Cap), 1.95%, 05/25/43†	426,569	434,355
FHLMC Structured Pass-Through Certificates, Series T-61
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor), 3.37%, 07/25/44†	463,099	486,801
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA1, Class A1
3.78%, 06/25/34† γ	136,157	124,725
Flagstar Mortgage Trust, Series 2018-4, Class A4
4.00%, 07/25/48 144A	596,914	595,210
See Notes to Schedules of Investments.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
FNBA Mortgage Loan Trust, Series 2004-AR1, Class A2
(Floating, ICE LIBOR USD 1M + 0.40%, 0.40% Floor, 10.50% Cap), 1.15%, 08/19/34†	$255,323	$249,416
Gosforth Funding PLC, Series 2018-1A, Class A1
(Floating, ICE LIBOR USD 3M + 0.45%), 2.13%, 08/25/60 144A †	472,062	462,472
Government National Mortgage Association
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 2.00% Floor, 12.00% Cap), 3.88%, 06/20/21†	289	292
4.00%, 03/20/22†	20,588	20,796
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.50% Cap), 4.00%, 01/20/23†	4,324	4,357
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 10.00% Cap), 3.88%, 05/20/24†	14,075	14,459
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.50% Cap), 3.25%, 07/20/25†	19,312	19,861
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.00% Cap), 3.25%, 08/20/25†	6,576	6,765
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.00% Cap), 3.13%, 11/20/25†	21,384	22,017
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.50% Cap), 3.13%, 12/20/26†	32,692	33,744
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.00% Cap), 3.25%, 07/20/27†	751	775
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 10.00% Cap), 3.13%, 10/20/27†	12,148	12,556
8.50%, 10/15/29	18,895	19,302
8.50%, 04/15/30	2,681	2,694
8.50%, 05/15/30	51,857	54,116
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.50% Cap), 3.88%, 05/20/30†	18,360	19,036
8.50%, 07/15/30	34,223	36,288
8.50%, 08/15/30	3,554	3,620
8.50%, 11/15/30	5,923	6,219
8.50%, 12/15/30	16,678	18,152
	Par	Value
8.50%, 02/15/31	$13,932	$14,552
Government National Mortgage Association, Series 2007-30
(Floating, ICE LIBOR USD 1M + 0.30%, 0.30% Floor, 6.50% Cap), 1.07%, 05/20/37†	94,609	93,826
Government National Mortgage Association, Series 2011-H08
(Floating, ICE LIBOR USD 1M + 0.60%, 0.60% Floor, 10.50% Cap), 2.26%, 02/20/61†	790,533	785,475
Government National Mortgage Association, Series 2012-102
3.50%, 08/20/39	952,032	974,092
Government National Mortgage Association, Series 2013-H13
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 0.45%, 0.45% Floor, 15.00% Cap), 1.95%, 05/20/63†	1,363,825	1,354,607
Government National Mortgage Association, Series 2016-H07
(Floating, ICE LIBOR USD 1M + 0.77%, 0.77% Floor), 2.43%, 02/20/66†	202,574	202,458
Government National Mortgage Association, Series 2016-H22
(Floating, ICE LIBOR USD 1M + 0.77%, 0.77% Floor, 7.50% Cap), 2.43%, 10/20/66†	2,106,106	2,084,329
Government National Mortgage Association, Series 2017-H09
(Floating, ICE LIBOR USD 1Y + 0.75%, 0.75% Floor, 7.50% Cap), 3.63%, 04/20/67†	2,709,932	2,707,161
Government National Mortgage Association, Series 2017-H10
(Floating, ICE LIBOR USD 1Y + 0.75%, 0.75% Floor, 7.50% Cap), 3.63%, 04/20/67†	3,066,517	3,063,421
Government National Mortgage Association, Series 2020-17
2.50%, 10/20/49	2,483,575	2,559,771
GPMT, Ltd., Series 2018-FL1, Class A
(Floating, ICE LIBOR USD 1M + 0.90%, 0.90% Floor), 1.67%, 11/21/35 144A †	314,876	309,711
GRACE Mortgage Trust, Series 2014-GRCE, Class A
3.37%, 06/10/28 144A	1,850,000	1,863,832
GreenPoint Mortgage Funding Trust, Series 2005-AR5, Class 1A1
(Floating, ICE LIBOR USD 1M + 0.54%, 0.27% Floor, 10.50% Cap), 1.49%, 11/25/45†	117,537	87,267

See Notes to Schedules of Investments.

	Par	Value
GreenPoint Mortgage Funding Trust, Series 2006-OH1, Class A1
(Floating, ICE LIBOR USD 1M + 0.18%, 0.18% Floor), 1.13%, 01/25/37†	$339,614	$268,961
GS Mortgage Securities Corporation Trust, Series 2012-ALOH, Class A
3.55%, 04/10/34 144A	680,000	681,953
GS Mortgage Securities Corporation Trust, Series 2017-500K, Class A
(Floating, ICE LIBOR USD 1M + 0.70%, 0.70% Floor), 1.40%, 07/15/32 144A †	1,500,000	1,426,115
GS Mortgage Securities Corporation Trust, Series 2019-SOHO, Class A
(Floating, ICE LIBOR USD 1M + 0.90%, 0.90% Floor), 1.60%, 06/15/36 144A †	536,000	515,067
GS Mortgage Securities Corporation Trust, Series 2019-SOHO, Class C
(Floating, ICE LIBOR USD 1M + 1.30%, 1.30% Floor), 2.00%, 06/15/36 144A †	320,000	306,914
GS Mortgage Securities Trust, Series 2011-GC5, Class AS
5.21%, 08/10/44 144A	410,000	419,915
GS Mortgage Securities Trust, Series 2013-GC12, Class A3
2.86%, 06/10/46	1,342,000	1,349,126
GS Mortgage Securities Trust, Series 2013-GC13, Class AAB
3.72%, 07/10/46	1,705,981	1,751,648
GS Mortgage Securities Trust, Series 2013-GC14, Class A3
3.53%, 08/10/46	23,018	23,019
GS Mortgage Securities Trust, Series 2019-GC38, Class A2
3.87%, 02/10/52	373,644	398,395
GSR Mortgage Loan Trust, Series 2004-11, Class 5A1
4.78%, 09/25/34† γ	168,112	149,273
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
4.10%, 09/25/35† γ	70,286	66,539
Hawaii Hotel Trust, Series 2019-MAUI, Class A
(Floating, ICE LIBOR USD 1M + 1.15%, 1.15% Floor), 1.85%, 05/15/38 144A †	429,000	361,854
Hawksmoor Mortgages, Series 2019-1A, Class A
(Floating, SONIA Deposit Rates Swap 3M + 1.05%), 1.76%, 05/25/53(U) 144A †	1,293,992	1,540,988
Holmes Master Issuer PLC, Series 2018-2A, Class A2
(Floating, ICE LIBOR USD 3M + 0.42%), 2.25%, 10/15/54 144A †	2,493,194	2,482,668
	Par	Value
Impac CMB Trust, Series 2003-1, Class 1A1
(Floating, ICE LIBOR USD 1M + 0.80%, 0.40% Floor, 11.95% Cap), 1.75%, 03/25/33†	$5,696	$5,656
IndyMac INDX Mortgage Loan Trust, Series 2006-AR12, Class A1
(Floating, ICE LIBOR USD 1M + 0.19%, 0.19% Floor), 1.14%, 09/25/46†	437,473	346,059
IndyMac INDX Mortgage Loan Trust, Series 2007-FLX3, Class A2
(Floating, ICE LIBOR USD 1M + 0.27%, 0.27% Floor), 1.22%, 06/25/37†	180,557	151,706
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A4
3.48%, 06/15/45	1,249,006	1,272,007
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A4FX
3.48%, 06/15/45 144A	762,752	776,798
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-HSBC, Class D
4.52%, 07/05/32 144A † γ	610,000	611,450
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class ASB
2.55%, 04/15/46	832,754	839,482
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX
4.25%, 07/05/33 144A	190,000	196,705
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP, Class A
(Floating, ICE LIBOR USD 1M + 0.96%, 0.96% Floor), 1.66%, 07/15/36 144A †	1,710,000	1,545,737
JP Morgan Mortgage Trust, Series 2005-A1, Class 6T1
4.37%, 02/25/35† γ	22,783	19,760
JP Morgan Mortgage Trust, Series 2016-2, Class A1
2.82%, 06/25/46 144A † γ	602,333	596,712
JP Morgan Mortgage Trust, Series 2017-1, Class A4
3.50%, 01/25/47 144A	718,124	720,385
JP Morgan Mortgage Trust, Series 2017-1, Class A5
3.50%, 01/25/47 144A	621,693	623,650
JP Morgan Mortgage Trust, Series 2017-3, Class 1A6
3.00%, 08/25/47 144A	1,421,997	1,418,748
JP Morgan Mortgage Trust, Series 2017-5, Class A1A
3.00%, 10/26/48 144A	1,360,505	1,332,020
See Notes to Schedules of Investments.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
JP Morgan Mortgage Trust, Series 2017-6, Class A6
3.00%, 12/25/48 144A	$250,817	$251,248
JP Morgan Mortgage Trust, Series 2020-LTV1, Class A11
(Floating, ICE LIBOR USD 1M + 1.00%, 1.00% Floor, 6.00% Cap), 2.63%, 06/25/50 144A †	479,265	464,598
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class ASB
3.66%, 09/15/47	324,937	336,555
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP7, Class A3
3.38%, 09/15/50	1,500,000	1,576,640
KNDL Mortgage Trust, Series 2019-KNSQ, Class A
(Floating, ICE LIBOR USD 1M + 0.80%, 0.80% Floor), 1.50%, 05/15/36 144A †	409,000	380,374
KNDL Mortgage Trust, Series 2019-KNSQ, Class D
(Floating, ICE LIBOR USD 1M + 1.35%, 1.35% Floor), 2.05%, 05/15/36 144A †	136,000	113,646
Lanark Master Issuer PLC, Series 2018-2A, Class 1A
(Floating, ICE LIBOR USD 3M + 0.42%), 2.10%, 12/22/69†	849,400	843,407
Lanark Master Issuer PLC, Series 2019-1A, Class 1A1
(Floating, ICE LIBOR USD 3M + 0.77%), 2.45%, 12/22/69 144A †	1,590,800	1,579,915
Luminent Mortgage Trust, Series 2006-7, Class 2A1
(Floating, ICE LIBOR USD 1M + 0.17%, 0.17% Floor, 10.50% Cap), 1.12%, 12/25/36†	408,521	368,494
MASTR Adjustable Rate Mortgages Trust, Series 2003-6, Class 3A1
3.80%, 12/25/33† γ	97,882	95,986
Merrill Lynch Mortgage Investors Trust, Series 2006-1, Class 2A1
3.63%, 02/25/36† γ	181,779	161,413
MF1, Ltd., Series 2019-FL2, Class A
(Floating, ICE LIBOR USD 1M + 1.13%, 1.13% Floor), 2.08%, 12/25/34 144A †	1,900,000	1,544,868
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class ASB
3.82%, 10/15/46	994,994	1,021,899
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class A3
3.77%, 11/15/46	503,144	524,372
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class AAB
2.66%, 05/15/46	184,361	185,786
	Par	Value
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class ASB
3.62%, 10/15/47	$480,030	$496,642
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class ASB
3.04%, 04/15/48	2,000,000	2,050,726
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class ASB
3.38%, 10/15/48	825,000	861,928
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class XA
0.72%, 12/15/49† IO γ	1,934,526	72,539
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A
3.35%, 07/13/29 144A	815,000	808,343
Morgan Stanley Capital I Trust, Series 2018-H4, Class A4
4.31%, 12/15/51	249,000	289,530
National Rmbs Trust, Series 2012-2, Class A1
(Floating, Australian BBSW 1M + 1.10%), 1.62%, 06/20/44(A) †	98,189	60,433
NCUA Guaranteed Notes Trust, Series 2011-C1, Class 2A
(Floating, ICE LIBOR USD 1M + 0.53%, 0.53% Floor, 8.00% Cap), 1.55%, 03/09/21†	451,895	447,473
New Residential Mortgage Loan Trust, Series 2017-3A, Class A1
4.00%, 04/25/57 144A	1,415,234	1,475,647
New Residential Mortgage Loan Trust, Series 2017-4A, Class A1
4.00%, 05/25/57 144A	1,402,788	1,464,408
New Residential Mortgage Loan Trust, Series 2018-1A, Class A1A
4.00%, 12/25/57 144A † γ	1,713,126	1,783,224
New Residential Mortgage Loan Trust, Series 2019-RPL3, Class A1
2.75%, 07/25/59 144A	1,798,584	1,783,341
New Residential Mortgage Loan Trust, Series 2020-1A, Class A1B
3.50%, 10/25/59 144A † γ	849,837	858,223
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1
2.75%, 11/25/59 144A	2,260,312	2,280,258
Permanent Master Issuer PLC, Series 2018-1A, Class 1A1
(Floating, ICE LIBOR USD 3M + 0.38%), 2.21%, 07/15/58 144A †	622,500	621,069
PFP, Ltd., Series 2019-5, Class A
(Floating, ICE LIBOR USD 1M + 0.97%, 0.97% Floor), 1.67%, 04/14/36 144A †	314,500	256,906

See Notes to Schedules of Investments.

	Par	Value
PFP, Ltd., Series 2019-6, Class A
(Floating, ICE LIBOR USD 1M + 1.05%, 1.05% Floor), 1.75%, 04/14/37 144A †	$2,000,000	$1,681,824
RFMSI Trust, Series 2003-S9, Class A1
6.50%, 03/25/32	4,991	5,189
Ripon Mortgages PLC, Series 1X, Class A2
(Floating, ICE LIBOR GBP 3M + 0.80%), 1.55%, 08/20/56(U) †	846,580	1,024,897
Seasoned Credit Risk Transfer Trust Series, Series 2019-4, Class MA
3.00%, 02/25/59	1,069,170	1,113,454
Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MA
3.50%, 11/25/57	520,682	549,983
Sequoia Mortgage Trust, Series 2017-CH1, Class A2
3.50%, 08/25/47 144A	435,763	433,293
Sequoia Mortgage Trust, Series 2017-CH2, Class A10
4.00%, 12/25/47 144A	171,591	172,513
Silverstone Master Issuer PLC, Series 2019-1A, Class 1A
(Floating, ICE LIBOR USD 3M + 0.57%), 2.39%, 01/21/70 144A †	172,000	170,283
STACR Trust, Series 2018-DNA2, Class M1
(Floating, ICE LIBOR USD 1M + 0.80%), 1.75%, 12/25/30 144A †	650,361	641,650
STACR Trust, Series 2018-HRP1, Class M2
(Floating, ICE LIBOR USD 1M + 1.65%), 2.60%, 04/25/43 144A †	1,352,717	1,271,851
STACR Trust, Series 2018-HRP2, Class M2
(Floating, ICE LIBOR USD 1M + 1.25%), 2.20%, 02/25/47 144A †	2,042,399	1,943,506
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-13, Class A2
0.49%, 09/25/34	60,756	49,592
Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A1
(Floating, ICE LIBOR USD 1M + 0.25%, 0.25% Floor, 11.00% Cap), 1.00%, 07/19/35†	43,373	36,234
Structured Asset Mortgage Investments II Trust, Series 2005-AR8, Class A1A
(Floating, ICE LIBOR USD 1M + 0.28%, 0.28% Floor, 10.50% Cap), 1.23%, 02/25/36†	323,705	273,844
TBW Mortgage-Backed Trust, Series 2007-2, Class A6A
(Step to 4.73% on 02/25/20), 6.01%, 07/25/37 STEP	236,404	136,299
	Par	Value
TORRENS Trust, Series 2013-1, Class A
(Floating, Australian BBSW 1M + 0.95%), 1.55%, 04/12/44(A) †	$513,372	$313,591
Towd Point Mortgage Funding PLC, Series 2019-GR4A, Class A1
(Floating, ICE LIBOR GBP 3M + 1.03%), 1.54%, 10/20/51(U) 144A †	1,675,327	2,018,351
Towd Point Mortgage Funding, Series 2019-A13A, Class A1
(Floating, SONIA Deposit Rates Swap 3M + 0.90%), 1.61%, 07/20/45(U) 144A †	2,515,526	3,032,125
UBS Commercial Mortgage Trust, Series 2017-C1, Class A4
3.46%, 06/15/50	500,000	546,714
UBS Commercial Mortgage Trust, Series 2019-C18, Class A4
3.04%, 12/15/52	330,000	338,882
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2002-AR6, Class A
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor), 3.37%, 06/25/42†	6,368	5,381
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A
4.45%, 08/25/33† γ	128,104	120,497
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR2, Class 2A1A
(Floating, ICE LIBOR USD 1M + 0.31%, 0.31% Floor, 10.50% Cap), 1.26%, 01/25/45†	259,069	232,615
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR19, Class 1A
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.74%, 0.74% Floor), 2.71%, 01/25/47†	255,735	214,277
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR5, Class A12A
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.98%, 0.98% Floor), 2.95%, 06/25/46†	543,343	470,663
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY1, Class 1A1
3.48%, 02/25/37† γ	208,921	167,886
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY5, Class 2A1
3.43%, 05/25/37† γ	215,027	169,999
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 2A1
3.61%, 07/25/37† γ	654,763	515,632
See Notes to Schedules of Investments.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-OA5, Class A1B
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.84%, 0.84% Floor), 2.81%, 05/25/47†	$43,000	$4,083
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class ASB
3.48%, 08/15/50	875,790	905,904
Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class A4
3.17%, 02/15/48	500,000	516,295
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class A6FL
(Floating, ICE LIBOR USD 1M + 1.55%, 1.55% Floor), 2.35%, 01/15/59 144A †	2,000,000	2,089,697
Wells Fargo Commercial Mortgage Trust, Series 2020-SOP, Class A
(Floating, ICE LIBOR USD 1M + 1.14%, 1.14% Floor), 1.84%, 01/15/35 144A †	1,500,000	1,419,569
WFRBS Commercial Mortgage Trust, Series 2011-C4, Class AFL
(Floating, ICE LIBOR USD 1M + 1.45%, 1.45% Floor), 2.25%, 06/15/44 144A †	2,384,777	2,400,782
WFRBS Commercial Mortgage Trust, Series 2011-C5, Class A4
3.67%, 11/15/44	990,897	1,010,046
WFRBS Commercial Mortgage Trust, Series 2012-C8, Class AFL
(Floating, ICE LIBOR USD 1M + 1.00%, 1.00% Floor), 1.80%, 08/15/45 144A †	527,493	526,909
WFRBS Commercial Mortgage Trust, Series 2014-C21, Class ASB
3.39%, 08/15/47	667,234	684,353
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class ASB
3.52%, 03/15/47	549,696	567,180
Total Mortgage-Backed Securities (Cost $186,660,335)		184,237,373
MUNICIPAL BONDS — 0.4%
North Texas Higher Education Authority, Inc.
(Floating, ICE LIBOR USD 3M + 1.10%, 1.10% Floor, 15.00% Cap), 2.53%, 04/01/40†	1,432,666	1,425,954
South Carolina Public Service Authority, Series D
2.39%, 12/01/23	385,000	394,069
South Carolina Public Service Authority, Series E
3.72%, 12/01/23	326,000	346,427
State of California, General Obligation, Series C
(Floating, ICE LIBOR USD 1M + 0.00%), 1.77%, 04/01/47†	1,500,000	1,511,970
Total Municipal Bonds (Cost $3,610,874)		3,678,420
	Par	Value
U.S. TREASURY OBLIGATIONS — 23.0%
U.S. Treasury Bills
1.91%, 05/21/20Ω Δ	$9,000,000	$8,999,313
1.56%, 07/16/20Ω Δ	1,100,000	1,099,777
1.71%, 08/13/20Ω Δ	2,000,000	1,999,496
		12,098,586
U.S. Treasury Inflationary Index Bonds
0.63%, 04/15/23Δ	8,362,296	8,442,940
0.13%, 10/15/24	3,247,700	3,287,655
0.38%, 07/15/25	3,807,405	3,883,958
0.75%, 07/15/28	7,707,825	8,244,290
0.88%, 01/15/29‡‡ Δ	3,167,146	3,440,991
0.25%, 07/15/29	2,612,041	2,712,671
		30,012,505
U.S. Treasury Notes
2.50%, 12/31/20Δ	6,300,000	6,415,664
2.50%, 01/31/21‡‡ Δ	1,000,000	1,019,922
1.13%, 02/28/22Δ	10,000,000	10,173,828
2.38%, 03/15/22Δ	3,853,000	4,015,925
0.38%, 03/31/22	40,400,000	40,522,304
2.13%, 05/15/22	14,516,000	15,100,326
1.50%, 08/15/22‡‡	8,700,000	8,961,850
1.50%, 09/15/22	13,150,000	13,557,599
1.38%, 10/15/22	19,100,000	19,641,291
1.63%, 11/15/22	6,675,000	6,912,145
1.50%, 01/15/23	6,571,000	6,796,750
1.38%, 02/15/23Δ	2,647,000	2,731,218
1.50%, 02/28/23	7,748,000	8,025,233
2.75%, 05/31/23	22,196,000	23,915,323
2.75%, 07/31/23	1,031,000	1,114,688
1.50%, 10/31/24Δ	650,000	683,693
1.50%, 11/30/24	1,595,000	1,679,797
1.50%, 02/15/30Δ	1,800,000	1,938,480
		173,206,036
Total U.S. Treasury Obligations (Cost $211,234,933)		215,317,127

	Shares
MONEY MARKET FUNDS — 4.2%
GuideStone Money Market Fund, 0.46% (Institutional Class)Ø ∞	22,804,641	22,804,641
Northern Institutional Liquid Assets Portfolio (Shares), 0.71%Ø §	14,695,885	14,695,885
Northern Institutional U.S. Government Portfolio (Shares), 0.40%Ø	2,140,962	2,140,962
Total Money Market Funds (Cost $39,641,488)		39,641,488
TOTAL INVESTMENTS —101.6% (Cost $963,720,340)		951,947,639

See Notes to Schedules of Investments.

	Number of Contracts	Notional Amount	Value
WRITTEN OPTIONS — (0.0)%
Call Swaptions — (0.0)%
Pay 1.15% (Semiannually); Receive 3-Month LIBOR (Quarterly): Interest Rate Swap Maturing 4/7/2025 USD, Strike Price $1.15, Expires 04/03/20 (MSCS)	1	$(10,700,000)	$ —
Sell Protection on Markit CDX.NA.IG.33 Index; Receive 1.00% (Quarterly): Credit Default Swap Maturing 12/20/2024 USD, Strike Price $0.48, Expires 04/15/20 (BNP)	1	(1,700,000)	(6)
Sell Protection on Markit CDX.NA.IG.33 Index; Receive 1.00% (Quarterly): Credit Default Swap Maturing 12/20/2024 USD, Strike Price $0.48, Expires 04/15/20 (GSC)	1	(1,700,000)	(7)
			(13)
Put Swaptions — (0.0)%
Sell Protection on Markit CDX.NA.IG.33 Index; Receive 1.00% (Quarterly): Credit Default Swap Maturing 12/20/2024 USD, Strike Price $0.70, Expires 04/15/20 (BNP)	1	(1,700,000)	(30,851)
Sell Protection on Markit CDX.NA.IG.33 Index; Receive 1.00% (Quarterly): Credit Default Swap Maturing 12/20/2024 USD, Strike Price $0.70, Expires 04/15/20 (GSC)	1	(1,700,000)	(30,851)
	Number of Contracts	Notional Amount	Value
Sell Protection on Markit CDX.NA.IG.33 Index; Receive 1.00% (Quarterly): Credit Default Swap Maturing 12/20/2024 USD, Strike Price $0.80, Expires 06/17/20 (GSC)	1	$(5,300,000)	$(92,514)
Sell Protection on Markit CDX.NA.IG.33 Index; Receive 1.00% (Quarterly): Credit Default Swap Maturing 12/20/2024 USD, Strike Price $0.80, Expires 06/17/20 (BNP)	1	(1,500,000)	(26,183)
Sell Protection on Markit CDX.NA.IG.33 Index; Receive 1.00% (Quarterly): Credit Default Swap Maturing 12/20/2024 USD, Strike Price $0.85, Expires 06/17/20 (DEUT)	1	(1,500,000)	(24,130)
Sell Protection on Markit CDX.NA.IG.33 Index; Receive 1.00% (Quarterly): Credit Default Swap Maturing 12/20/2024 USD, Strike Price $0.85, Expires 06/17/20 (MSCS)	1	(1,800,000)	(28,956)
Sell Protection on Markit CDX.NA.IG.33 Index; Receive 1.00% (Quarterly): Credit Default Swap Maturing 12/20/2024 USD, Strike Price $2.50, Expires 01/20/21 (GSC)	1	(1,200,000)	(7,950)
See Notes to Schedules of Investments.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Number of Contracts	Notional Amount	Value
Sell Protection on Markit CDX.NA.IG.33 Index; Receive 1.00% (Quarterly): Credit Default Swap Maturing 12/20/2024 USD, Strike Price $2.50, Expires 03/17/21 (GSC)	1	$(5,200,000)	$(43,584)
			(285,019)
Total Written Options (Premiums received $ (43,774))			(285,032)
Liabilities in Excess of Other Assets — (1.6)%			(15,350,193)
NET ASSETS — 100.0%			$936,312,414
Futures Contracts outstanding at March 31, 2020:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
Euro-Bobl	06/2020	(63)	$(9,394,756)	$88,560
Euro-Bund	06/2020	(1)	(190,261)	2,816
Euro-Schatz	06/2020	(41)	(5,073,109)	7,307
10-Year Bond	06/2020	63	6,586,954	207,352
10-Year U.S. Treasury Note	06/2020	(24)	(3,328,500)	(100,516)
U.S. Treasury Long Bond	06/2020	6	1,074,375	90,390
Ultra 10-Year U.S. Treasury Note	06/2020	(42)	(6,553,313)	(259,247)
Ultra Long U.S. Treasury Bond	06/2020	(4)	(887,500)	(94,588)
2-Year U.S. Treasury Note	06/2020	865	190,631,133	2,301,620
5-Year U.S. Treasury Note	06/2020	(265)	(33,220,234)	(777,423)
Long GILT	06/2020	(33)	(5,582,333)	(113,729)
90-Day Bank Acceptance	12/2020	21	3,708,724	47,269
90-Day Bank Acceptance	03/2021	154	27,194,575	259,455
Total Futures Contracts outstanding at March 31, 2020			$164,965,755	$1,659,266
Forward Foreign Currency Contracts outstanding at March 31, 2020:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
04/02/20	U.S. Dollars	8,031,836	Australian Dollars	12,210,000	MSCS	$521,465
04/02/20	U.S. Dollars	6,647,725	British Pounds	5,150,000	HSBC	250,910
04/02/20	U.S. Dollars	3,187,320	Australian Dollars	4,796,000	BAR	237,300
04/02/20	U.S. Dollars	4,265,360	Canadian Dollars	5,696,000	UBS	217,892
06/23/20	U.S. Dollars	8,352,958	Canadian Dollars	11,492,000	HSBC	180,323
04/03/20	U.S. Dollars	9,899,555	Euro	8,848,000	MSCS	139,893
04/02/20	U.S. Dollars	5,114,880	Japanese Yen	537,000,000	JPM	120,693
04/02/20	Japanese Yen	537,200,000	U.S. Dollars	4,887,360	BAR	108,688
06/17/20	Japanese Yen	84,573,795	New Zealand Dollars	1,270,000	MSCS	31,862
06/17/20	U.S. Dollars	770,000	Japanese Yen	80,617,691	JPM	17,720
06/17/20	U.S. Dollars	1,540,000	Canadian Dollars	2,143,988	BOA	15,377

See Notes to Schedules of Investments.

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/17/20	U.S. Dollars	770,000	Canadian Dollars	1,066,630	JPM	$11,503
06/17/20	U.S. Dollars	770,000	Canadian Dollars	1,068,435	CIBC	10,220
04/02/20	U.S. Dollars	907,773	Euro	815,000	GSC	8,909
05/05/20	U.S. Dollars	25,476,803	Euro	23,060,000	UBS	7,801
04/03/20	U.S. Dollars	222,785	Euro	199,000	CITI	3,281
05/05/20	Euro	5,082,000	U.S. Dollars	5,609,722	BAR	3,177
Subtotal Appreciation						$1,887,014
04/03/20	U.S. Dollars	14,117	Euro	13,000	CIBC	$(223)
04/03/20	U.S. Dollars	93,606	Euro	86,000	MSCS	(1,255)
04/02/20	U.S. Dollars	47,264	Australian Dollars	80,000	RBS	(1,944)
04/02/20	U.S. Dollars	40,288	Australian Dollars	69,000	BNP	(2,154)
04/02/20	U.S. Dollars	64,752	British Pounds	55,000	HSBC	(3,564)
04/02/20	U.S. Dollars	176,459	Canadian Dollars	254,000	GSC	(4,028)
06/17/20	New Zealand Dollars	1,270,000	Japanese Yen	81,788,000	JPM	(5,866)
06/17/20	Canadian Dollars	1,073,224	U.S. Dollars	770,000	BOA	(6,814)
04/02/20	U.S. Dollars	103,666	British Pounds	89,000	UBS	(6,881)
06/17/20	Canadian Dollars	1,072,902	U.S. Dollars	770,000	JPM	(7,044)
04/02/20	British Pounds	267,000	U.S. Dollars	339,820	JPM	(8,179)
04/02/20	Canadian Dollars	528,000	U.S. Dollars	387,211	JPM	(12,025)
06/17/20	Japanese Yen	80,854,081	U.S. Dollars	770,000	BOA	(15,515)
06/17/20	Canadian Dollars	2,136,007	U.S. Dollars	1,540,000	CITI	(21,052)
04/03/20	Euro	3,708,000	U.S. Dollars	4,151,250	JPM	(61,192)
04/03/20	U.S. Dollars	20,074,580	Euro	18,258,000	UBS	(64,652)
04/02/20	Australian Dollars	2,367,000	U.S. Dollars	1,542,603	BNP	(86,662)
04/02/20	Canadian Dollars	4,066,000	U.S. Dollars	2,977,557	GSC	(88,336)
05/04/20	U.S. Dollars	8,909,228	British Pounds	7,282,000	BAR	(142,623)
04/02/20	U.S. Dollars	2,621,656	British Pounds	2,255,000	BNP	(179,280)
04/02/20	Australian Dollars	14,718,000	U.S. Dollars	9,247,439	JPM	(194,396)
Subtotal Depreciation						$(913,685)
Total Forward Foreign Currency Contracts outstanding at March 31, 2020						$973,329
Swap Agreements outstanding at March 31, 2020:
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Sovereign Issuers—Buy Protection
Peoples Republic of China, 7.5% due 10/28/2027 (Pay Quarterly)	(1.00)%	6/20/2024	MS	USD	1,600,000	$(41,834)	$(35,993)	$(5,841)
						$(41,834)	$(35,993)	$(5,841)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Credit Indexes—Buy Protection
Markit CDX.NA.IG.32 Index (Pay Quarterly)	(1.00)%	6/20/2024	USD	13,500,000	$8,553	$(264,586)	$273,139
Markit CDX.NA.IG.33 Index (Pay Quarterly)	(1.00)%	12/20/2024	USD	30,450,000	99,185	(786,534)	885,719
					$107,738	$(1,051,120)	$1,158,858

See Notes to Schedules of Investments.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swaps
3-Month CDOR (Semiannually)	2.50% (Semiannually)	6/19/2029	CAD	6,600,000	$600,485	$446,726	$153,759
Subtotal Appreciation					$600,485	$446,726	$153,759
1-Month LIBOR + .098% (Quarterly)	3-Month LIBOR (Quarterly)	1/13/2023	USD	25,000,000	$(10,690)	$—	$(10,690)
2.75% (Semiannually)	3-Month LIBOR (Quarterly)	12/18/2029	USD	12,500,000	(2,551,402)	(878,595)	(1,672,807)
1.63% (Semiannually)	3-Month LIBOR (Quarterly)	1/6/2030	USD	3,400,000	(296,901)	(17,827)	(279,074)
Subtotal Depreciation					$(2,858,993)	$(896,422)	$(1,962,571)
Net Centrally Cleared Interest Rate Swaps outstanding at March 31, 2020					$(2,258,508)	$(449,696)	$(1,808,812)
VALUATION HIERARCHY
The following is a summary of the inputs used, as of March 31, 2020, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$9,990,862	$—	$9,990,862	$—
Asset-Backed Securities	162,455,157	—	162,455,157	—
Corporate Bonds	211,174,146	—	211,174,146	—
Foreign Bonds	125,453,066	—	125,453,066	—
Money Market Funds	39,641,488	39,641,488	—	—
Mortgage-Backed Securities	184,237,373	—	184,237,373	—
Municipal Bonds	3,678,420	—	3,678,420	—
U.S. Treasury Obligations	215,317,127	—	215,317,127	—
Total Assets - Investments in Securities	$951,947,639	$39,641,488	$912,306,151	$ —
Other Financial Instruments***
Forward Foreign Currency Contracts	$1,887,014	$—	$1,887,014	$—
Futures Contracts	3,004,769	3,004,769	—	—
Swap Agreements	1,312,617	—	1,312,617	—
Total Assets - Other Financial Instruments	$6,204,400	$3,004,769	$3,199,631	$ —

See Notes to Schedules of Investments.

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities:
Investments in Securities:
Written Options:
Call Swaptions	$(13)	$—	$(13)	$—
Put Swaptions	(285,019)	—	(285,019)	—
Total Written Options	(285,032)	—	(285,032)	—
Total Liabilities - Investments in Securities	$(285,032)	$ —	$(285,032)	$ —
Other Financial Instruments***
Forward Foreign Currency Contracts	$(913,685)	$—	$(913,685)	$—
Futures Contracts	(1,345,503)	(1,345,503)	—	—
Swap Agreements	(1,968,412)	—	(1,968,412)	—
Total Liabilities - Other Financial Instruments	$(4,227,600)	$(1,345,503)	$(2,882,097)	$ —

***	Other financial instruments are derivative instruments, such as futures contracts, forwards contracts and swap agreements, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding", "Forwards Foreign Currency Contracts outstanding" and "Swap Agreements outstanding" disclosures.
See Notes to Schedules of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)
	Par	Value
AGENCY OBLIGATIONS — 0.1%
Federal National Mortgage Association
6.25%, 05/15/29	$620,000	$888,326
6.63%, 11/15/30	670,000	1,018,629
Total Agency Obligations (Cost $1,686,708)		1,906,955
ASSET-BACKED SECURITIES — 5.4%
Access Group, Inc., Series 2015-1, Class A
(Floating, ICE LIBOR USD 1M + 0.70%, 0.70% Floor), 1.65%, 07/25/56 144A †	223,598	212,416
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-R10, Class M3
(Floating, ICE LIBOR USD 1M + 0.45%, 0.45% Floor), 1.40%, 01/25/36†	2,900,000	2,638,384
AMMC CLO XI, Ltd., Series 2012-11A, Class A1R2
(Floating, ICE LIBOR USD 3M + 1.01%), 2.78%, 04/30/31 144A †	710,000	668,392
Apidos CLO XXIII, Series 2015-23A, Class AR
(Floating, ICE LIBOR USD 3M + 1.22%, 1.22% Floor), 2.82%, 04/15/33 144A †	1,500,000	1,438,810
Ballyrock CLO, Ltd., Series 2018-1A, Class C
(Floating, ICE LIBOR USD 3M + 3.15%), 4.97%, 04/20/31 144A †	750,000	546,660
Ballyrock CLO, Ltd., Series 2019-2A, Class A1B
(Floating, ICE LIBOR USD 3M + 1.75%, 1.75% Floor), 3.65%, 11/20/30 144A †	500,000	480,632
Bear Stearns Asset Backed Securities Trust, Series 2007-SD1, Class 1A2A
6.00%, 10/25/36	1,003,922	672,482
Bear Stearns Asset Backed Securities Trust, Series 2007-SD1, Class 1A3A
6.50%, 10/25/36	2,095,192	1,418,688
Benefit Street Partners CLO II, Ltd., Series 2013-IIA, Class A1R
(Floating, ICE LIBOR USD 3M + 1.25%), 3.08%, 07/15/29 144A †	1,400,000	1,362,271
BlueMountain CLO, Ltd., Series 2015-1A, Class A1R
(Floating, ICE LIBOR USD 3M + 1.33%), 3.18%, 04/13/27 144A †	238,986	238,135
	Par	Value
BlueMountain CLO, Ltd., Series 2016-1A, Class CR
(Floating, ICE LIBOR USD 3M + 1.85%), 3.67%, 04/20/27 144A †	$800,000	$680,419
BSPRT Issuer, Ltd., Series 2018-FL4, Class A
(Floating, ICE LIBOR USD 1M + 1.05%, 1.05% Floor), 1.75%, 09/15/35 144A †	2,600,000	2,482,004
Capital Auto Receivables Asset Trust, Series 2017-1, Class A3
2.02%, 08/20/21 144A	454,441	453,686
Carlyle Global Market Strategies CLO, Ltd., Series 2014-3RA, Class A1A
(Floating, ICE LIBOR USD 3M + 1.05%), 2.84%, 07/27/31 144A †	320,000	304,088
CarMax Auto Owner Trust, Series 2017-2, Class A3
1.93%, 03/15/22	1,014,674	1,013,774
Carrington Mortgage Loan Trust, Series 2005-OPT2, Class M4
(Floating, ICE LIBOR USD 1M + 0.98%, 0.65% Floor), 1.92%, 05/25/35†	2,700,000	2,605,154
Catamaran CLO, Ltd., Series 2013-1A, Class AR
(Floating, ICE LIBOR USD 3M + 0.85%), 2.64%, 01/27/28 144A †	1,597,075	1,560,840
Chapel BV, Series 2007, Class A2
(Floating, 0.36% - Euribor 3M), 0.00%, 07/17/66(E) †	61,560	67,925
Citibank Credit Card Issuance Trust, Series 2018-A7, Class A7
3.96%, 10/13/30	850,000	994,480
Community Funding CLO, Series 2015-1A, Class A
5.75%, 11/01/27 144A STEP	846,785	859,653
Countrywide Asset-Backed Certificates, Series 2006-1, Class AV3
(Floating, ICE LIBOR USD 1M + 0.30%, 0.30% Floor), 1.25%, 07/25/36†	456,711	441,861
Credit Suisse European Mortgage Capital, Ltd., Series 2019-1OTF, Class A
(Floating, ICE LIBOR USD 3M + 2.90%), 4.67%, 08/09/24 144A †	995,000	994,411
CWABS, Inc. Asset-Backed Certificates, Series 2004-1, Class M1
(Floating, ICE LIBOR USD 1M + 0.75%, 0.50% Floor), 1.70%, 03/25/34†	278,391	272,967

See Notes to Schedules of Investments.

	Par	Value
CWHEQ Revolving Home Equity Loan Trust, Series 2005-F, Class 2A
(Floating, ICE LIBOR USD 1M + 0.24%, 0.24% Floor, 16.00% Cap), 0.94%, 12/15/35†	$43,716	$40,647
CWHEQ Revolving Home Equity Loan Trust, Series 2006-E, Class 2A
(Floating, ICE LIBOR USD 1M + 0.14%, 0.14% Floor, 16.00% Cap), 0.84%, 07/15/36†	138,276	127,510
Drive Auto Receivables Trust, Series 2019-2, Class A2A
2.93%, 03/15/22	10,585	10,586
Drive Auto Receivables Trust, Series 2019-2, Class A2B
(Floating, ICE LIBOR USD 1M + 0.28%, 0.28% Floor), 0.98%, 03/15/22†	10,585	10,582
Dryden 75 CLO, Ltd., Series 2019-75A, Class AR
(Floating, ICE LIBOR USD 3M + 1.20%, 1.20% Floor), 3.03%, 07/15/30 144A †	250,000	239,332
ECMC Group Student Loan Trust, Series 2017-1A, Class A
(Floating, ICE LIBOR USD 1M + 1.20%), 2.15%, 12/27/66 144A †	1,465,770	1,382,059
ECMC Group Student Loan Trust, Series 2018-1A, Class A
(Floating, ICE LIBOR USD 1M + 0.75%), 1.70%, 02/27/68 144A †	2,586,985	2,466,498
Edsouth Indenture No. 7 LLC, Series 2014-3, Class A
(Floating, ICE LIBOR USD 1M + 0.60%), 1.55%, 02/25/36 144A †	576,650	554,305
Elmwood CLO IV, Ltd., Series 2020-1A, Class A
(Floating, ICE LIBOR USD 3M + 1.24%, 1.24% Floor), 1.88%, 04/15/33 144A †	3,800,000	3,572,388
Federal National Mortgage Association Grantor Trust, Series 2017-T1
2.90%, 06/25/27	99,792	107,259
Financial Asset Securities Corporation AAA Trust, Series 2005-1A, Class 1A3B
(Floating, ICE LIBOR USD 1M + 0.41%, 0.41% Floor), 1.37%, 02/27/35 144A †	499,030	419,177
GMACM Home Equity Loan Trust, Series 2007-HE3, Class 1A1
7.00%, 09/25/37† γ	1,454	1,438
	Par	Value
GMACM Home Equity Loan Trust, Series 2007-HE3, Class 2A1
7.00%, 09/25/37	$55,502	$54,357
GoldenTree Loan Opportunities IX, Ltd., Series 2014-9A, Class AR2
(Floating, ICE LIBOR USD 3M + 1.11%, 1.11% Floor), 2.88%, 10/29/29 144A †	1,000,000	963,261
Golub Capital Partners CLO 45M, Ltd., Series 2019-45A, Class A
(Floating, ICE LIBOR USD 3M + 1.72%, 1.72% Floor), 3.54%, 10/20/31 144A †	250,000	225,953
GSAMP Trust, Series 2007-HS1, Class A1
(Floating, ICE LIBOR USD 1M + 0.85%, 0.85% Floor), 1.80%, 02/25/47†	22,319	22,413
Halcyon Loan Advisors Funding, Ltd., Series 2015-2A, Class AR
(Floating, ICE LIBOR USD 3M + 1.08%, 1.08% Floor), 2.87%, 07/25/27 144A †	529,874	517,019
Halsey Point CLO I, Ltd., Series 2019-1A, Class A1A1
(Floating, ICE LIBOR USD 3M + 1.35%, 1.35% Floor), 3.26%, 01/20/33 144A †	820,000	789,598
Higher Education Funding I, Series 2014-1, Class A
(Floating, ICE LIBOR USD 3M + 1.05%, 1.05% Floor), 2.73%, 05/25/34 144A †	883,335	865,200
Jackson Mill CLO, Ltd., Series 2015-1A, Class DR
(Floating, ICE LIBOR USD 3M + 2.80%, 2.80% Floor), 4.63%, 04/15/27 144A †	750,000	557,577
KKR CLO, Ltd., Series 21, Class A
(Floating, ICE LIBOR USD 3M + 1.00%), 2.83%, 04/15/31 144A †	550,000	517,790
KREF, Ltd., Series 2018-FL1, Class A
(Floating, ICE LIBOR USD 1M + 1.10%, 1.10% Floor), 1.90%, 06/15/36 144A †	1,450,000	1,196,910
LCM XVIII LP, Series 19A, Class AR
(Floating, ICE LIBOR USD 3M + 1.24%, 1.24% Floor), 3.07%, 07/15/27 144A †	250,000	243,898
LP Credit Card ABS Master Trust, Series 2018-1, Class A
(Floating, ICE LIBOR USD 1M + 1.55%), 3.19%, 08/20/24 144A †	1,400,500	1,353,350
See Notes to Schedules of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Madison Park Funding XXX, Ltd., Series 2018-30A, Class A
(Floating, ICE LIBOR USD 3M + 0.75%, 0.75% Floor), 2.58%, 04/15/29 144A †	$2,750,000	$2,643,973
Magnetite VIII, Ltd., Series 2014-8A, Class CR2
(Floating, ICE LIBOR USD 3M + 1.85%, 1.85% Floor), 3.68%, 04/15/31 144A †	500,000	431,025
Mill City Mortgage Loan Trust, Series 2017-2, Class A3
2.89%, 07/25/59 144A † γ	356,496	358,087
Mississippi Higher Education Assistance Corporation, Series 2014-1, Class A1
(Floating, ICE LIBOR USD 1M + 0.68%, 0.68% Floor), 1.63%, 10/25/35†	441,923	432,524
Montana Higher Education Student Assistance Corporation, Series 2012-1, Class A3
(Floating, ICE LIBOR USD 1M + 1.05%, 1.05% Floor), 1.82%, 07/20/43†	300,000	287,537
NADG NNN Operating LP, Series 2019-1, Class A
3.37%, 12/28/49 144A	888,888	732,610
Navient Student Loan Trust, Series 2016-6A, Class A3
(Floating, ICE LIBOR USD 1M + 1.30%), 2.25%, 03/25/66 144A †	6,000,000	5,816,982
Navient Student Loan Trust, Series 2016-7A, Class A
(Floating, ICE LIBOR USD 1M + 1.15%), 2.10%, 03/25/66 144A †	414,406	401,302
Navient Student Loan Trust, Series 2017-2A, Class A
(Floating, ICE LIBOR USD 1M + 1.05%), 2.00%, 12/27/66 144A †	1,378,201	1,352,580
Octagon Investment Partners 36, Ltd., Series 2018-1A, Class A1
(Floating, ICE LIBOR USD 3M + 0.97%), 2.80%, 04/15/31 144A †	700,000	661,705
OHA Loan Funding, Ltd., Series 2015-1A, Class A1R2
(Floating, ICE LIBOR USD 3M + 1.34%, 1.34% Floor), 3.03%, 11/15/32 144A †	1,170,000	1,125,917
Orec, Ltd., Series 2018-CRE1, Class A
(Floating, ICE LIBOR USD 1M + 1.18%, 1.18% Floor), 1.88%, 06/15/36 144A †	750,000	678,313
Owl Rock CLO, Ltd., Series 2020-3A, Class A1L
(Floating, ICE LIBOR USD 3M + 1.80%), 2.97%, 04/20/32 144A †	600,000	461,580
	Par	Value
Park Place Securities, Inc. Asset-Backed Pass-Through Trust Certificates, Series 2005-WCH1, Class M3
(Floating, ICE LIBOR USD 1M + 0.84%, 0.56% Floor), 1.79%, 01/25/36†	$2,327	$2,338
Penarth Master Issuer PLC, Series 2018-2A, Class A1
(Floating, ICE LIBOR USD 1M + 0.45%), 1.06%, 09/18/22 144A †	1,600,000	1,583,675
PHEAA Student Loan Trust, Series 2012-1A, Class A1
(Floating, ICE LIBOR USD 1M + 0.55%), 1.50%, 05/25/57 144A †	569,110	537,615
PHEAA Student Loan Trust, Series 2016-1A, Class A
(Floating, ICE LIBOR USD 1M + 1.15%, 1.15% Floor), 2.10%, 09/25/65 144A †	521,083	515,667
PHEAA Student Loan Trust, Series 2016-2A, Class A
(Floating, ICE LIBOR USD 1M + 0.95%), 1.90%, 11/25/65 144A †	1,133,740	1,109,221
RAMP Trust, Series 2005-EFC6, Class M2
(Floating, ICE LIBOR USD 1M + 0.65%, 0.43% Floor, 14.00% Cap), 1.59%, 11/25/35†	1,003,014	987,623
Ready Capital Mortgage Financing, Series 2018-FL2, Class A
(Floating, ICE LIBOR USD 1M + 0.85%), 1.80%, 06/25/35 144A †	67,712	67,397
Recette Clo., Ltd, Series 2015-1A, Class AR
(Floating, ICE LIBOR USD 3M + 0.92%), 2.74%, 10/20/27 144A †	185,078	180,617
Saxon Asset Securities Trust, Series 2004-1, Class M1
(Floating, ICE LIBOR USD 1M + 0.80%, 0.53% Floor, 10.28% Cap), 2.41%, 03/25/35†	233,549	217,877
SBA Small Business Investment Cos., Series 2018-10B, Class 1
3.55%, 09/10/28	176,493	188,521
Scholar Funding Trust, Series 2010-A, Class A
(Floating, ICE LIBOR USD 3M + 0.75%), 2.55%, 10/28/41 144A †	216,635	211,102
SLC Student Loan Trust, Series 2005-3, Class A3
(Floating, ICE LIBOR USD 3M + 0.12%), 0.86%, 06/15/29†	496,543	487,253
SLM Student Loan EDC Repackaging Trust, Series 2013-M1, Class M1
3.50%, 10/28/29 144A	40,233	40,049

See Notes to Schedules of Investments.

	Par	Value
SLM Student Loan Trust, Series 2003-10A, Class A3
(Floating, ICE LIBOR USD 3M + 0.47%), 1.21%, 12/15/27 144A †	$1,666,565	$1,652,831
SLM Student Loan Trust, Series 2005-4, Class A3
(Floating, ICE LIBOR USD 3M + 0.12%), 1.91%, 01/25/27†	87,689	86,018
SLM Student Loan Trust, Series 2005-5, Class A4
(Floating, ICE LIBOR USD 3M + 0.14%, 0.14% Floor), 1.93%, 10/25/28†	596,047	584,086
SLM Student Loan Trust, Series 2007-1, Class A5
(Floating, ICE LIBOR USD 3M + 0.09%), 1.88%, 01/26/26†	1,484,975	1,454,208
Sound Point Clo XX, Ltd., Series 2018-2A, Class A
(Floating, ICE LIBOR USD 3M + 1.10%), 2.89%, 07/26/31 144A †	500,000	471,047
Soundview Home Loan Trust, Series 2006-OPT2, Class A3
(Floating, ICE LIBOR USD 1M + 0.18%, 0.18% Floor), 1.13%, 05/25/36†	149,608	149,330
Specialty Underwriting & Residential Finance Trust, Series 2004-BC3, Class M1
(Floating, ICE LIBOR USD 1M + 0.93%, 0.62% Floor), 1.88%, 07/25/35†	1,387,276	1,317,510
Structured Asset Investment Loan Trust, Series 2005-1, Class M3
(Floating, ICE LIBOR USD 1M + 0.78%, 0.52% Floor), 1.73%, 02/25/35 144A †	2,700,000	2,588,420
TIAA CLO II, Ltd., Series 2017-1A, Class A
(Floating, ICE LIBOR USD 3M + 1.28%), 3.10%, 04/20/29 144A †	3,950,000	3,839,541
Tralee CLO VI, Ltd., Series 2019-6A, Class AS
(Floating, ICE LIBOR USD 3M + 1.30%), 3.09%, 10/25/32 144A †	620,000	599,790
Tryon Park CLO, Ltd., Series 2013-1A, Class A1SR
(Floating, ICE LIBOR USD 3M + 0.89%), 2.72%, 04/15/29 144A †	2,690,000	2,592,324
United States Small Business Administration, Series 2019-20D, Class 1
2.98%, 04/01/39	219,325	229,124
United States Small Business Administration, Series 2019-25G, Class 1
2.69%, 07/01/44	216,631	223,723
	Par	Value
Utah State Board of Regents, Series 2015-1, Class A
(Floating, ICE LIBOR USD 1M + 0.60%, 0.60% Floor), 2.23%, 02/25/43†	$352,182	$351,949
Venture 39 CLO, Ltd., Series 2020-39A, Class A1
(Floating, ICE LIBOR USD 3M + 1.28%, 1.28% Floor), 2.18%, 04/15/33 144A †	2,525,000	2,386,022
Vibrant CLO VI, Ltd., Series 2017-6A, Class A
(Floating, ICE LIBOR USD 3M + 1.24%), 2.36%, 06/20/29 144A †	2,750,000	2,664,586
Voya CLO, Ltd., Series 2015-1A, Class A1R
(Floating, ICE LIBOR USD 3M + 0.90%, 0.90% Floor), 2.72%, 01/18/29 144A †	500,000	483,402
Voya CLO, Ltd., Series 2017-3A, Class A1A
(Floating, ICE LIBOR USD 3M + 1.23%), 3.05%, 07/20/30 144A †	4,150,000	3,995,080
Voya CLO, Ltd., Series 2018-3A, Class A1A
(Floating, ICE LIBOR USD 3M + 1.15%, 1.15% Floor), 2.98%, 10/15/31 144A †	1,500,000	1,422,942
Voya CLO, Ltd., Series 2019-1A, Class AR
(Floating, ICE LIBOR USD 3M + 1.06%, 1.06% Floor), 1.96%, 04/15/31 144A †	1,700,000	1,638,642
Westlake Automobile Receivables Trust, Series 2018-3A, Class A2A
2.98%, 01/18/22 144A	391,642	391,208
Whitehorse XII, Ltd., Series 2018-12A, Class D
(Floating, ICE LIBOR USD 3M + 3.65%, 3.65% Floor), 5.48%, 10/15/31 144A †	750,000	559,887
Zais CLO 13, Ltd., Series 2019-13A, Class A1A
(Floating, ICE LIBOR USD 3M + 1.49%), 3.32%, 07/15/32 144A †	250,000	238,937
Total Asset-Backed Securities (Cost $95,022,734)		90,080,936
CORPORATE BONDS — 25.7%
3M Co.
2.38%, 08/26/29	210,000	211,277
3.05%, 04/15/30	50,000	52,158
3.70%, 04/15/50	275,000	311,687
Abbott Laboratories
3.75%, 11/30/26	148,000	165,549
4.75%, 11/30/36	170,000	217,267
4.90%, 11/30/46	210,000	287,773
See Notes to Schedules of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Acadia Healthcare Co., Inc.
5.63%, 02/15/23	$634,000	$601,441
Adobe, Inc.
2.30%, 02/01/30	650,000	653,390
AEP Transmission Co. LLC
3.65%, 04/01/50	75,000	77,459
Aetna, Inc.
2.80%, 06/15/23	50,000	50,146
Air Lease Corporation
3.75%, 06/01/26	910,000	786,902
3.25%, 10/01/29	45,000	36,260
Alexandria Real Estate Equities, Inc. REIT
3.80%, 04/15/26	900,000	901,076
2.75%, 12/15/29Δ	1,400,000	1,229,699
3.38%, 08/15/31	360,000	351,091
Allegion US Holding Co., Inc.
3.20%, 10/01/24	400,000	380,539
Alliant Energy Finance LLC
3.75%, 06/15/23 144A	275,000	284,666
4.25%, 06/15/28 144A	75,000	75,739
Ally Financial, Inc.
8.00%, 11/01/31	50,000	58,213
Amazon.com, Inc.
3.15%, 08/22/27	270,000	296,033
3.88%, 08/22/37	160,000	191,870
4.95%, 12/05/44	220,000	311,542
4.05%, 08/22/47	290,000	379,538
Ambac LSNI LLC
(Floating, ICE LIBOR USD 3M + 5.00%), 6.45%, 02/12/23 144A †	1,486,205	1,423,011
Ameren Corporation
3.50%, 01/15/31†††	125,000	125,331
American Airlines Pass-Through Trust, Series 2013-1, Class A
4.00%, 07/15/25	845,110	849,817
American Campus Communities Operating Partnership LP REIT
3.75%, 04/15/23	525,000	530,039
American Electric Power Co., Inc.
2.30%, 03/01/30	275,000	258,120
American Express Credit Corporation
2.38%, 05/26/20	310,000	309,996
American Homes 4 Rent LP REIT
4.90%, 02/15/29	309,000	301,448
American Honda Finance Corporation
(Floating, ICE LIBOR USD 3M + 0.45%), 2.14%, 02/15/22† Δ	3,200,000	3,075,340
American International Group, Inc.
3.90%, 04/01/26	825,000	851,436
4.20%, 04/01/28	1,850,000	1,910,042
6.25%, 03/15/37	278,000	223,072
American Tower Corporation REIT
3.38%, 05/15/24	825,000	828,280
3.38%, 10/15/26	1,500,000	1,489,587
American Tower Trust #1 REIT
3.07%, 03/15/23 144A	940,000	937,992
	Par	Value
Amgen, Inc.
2.13%, 05/01/20	$70,000	$69,958
3.63%, 05/22/24	50,000	52,500
4.66%, 06/15/51	34,000	42,946
Anthem, Inc.
2.95%, 12/01/22	390,000	399,300
3.35%, 12/01/24	130,000	132,592
3.65%, 12/01/27	250,000	258,523
4.10%, 03/01/28	65,000	69,701
Apache Corporation
3.25%, 04/15/22	24,000	18,032
4.38%, 10/15/28Δ	50,000	26,760
4.25%, 01/15/30Δ	110,000	57,263
5.10%, 09/01/40	180,000	79,779
4.75%, 04/15/43	60,000	26,648
4.25%, 01/15/44	800,000	347,785
Apple, Inc.
2.00%, 11/13/20	260,000	261,053
1.55%, 08/04/21	20,000	20,138
2.75%, 01/13/25	650,000	686,936
2.45%, 08/04/26	520,000	545,940
2.90%, 09/12/27	600,000	641,709
Arch Capital Finance LLC
4.01%, 12/15/26	600,000	607,477
Arch Capital Group, Ltd.
7.35%, 05/01/34	175,000	243,231
Archer-Daniels-Midland Co.
3.25%, 03/27/30	150,000	159,369
Ardagh Packaging Finance PLC
6.00%, 02/15/25 144A	200,000	202,060
Arrow Electronics, Inc.
4.50%, 03/01/23	1,200,000	1,186,653
AT&T, Inc.
4.45%, 05/15/21	80,000	81,875
3.00%, 02/15/22	170,000	171,586
3.00%, 06/30/22	475,000	479,710
3.80%, 03/01/24	65,000	68,059
4.45%, 04/01/24	725,000	773,295
3.40%, 05/15/25	1,915,000	1,995,559
3.60%, 07/15/25	325,000	344,973
4.13%, 02/17/26	965,000	1,024,444
4.25%, 03/01/27	1,400,000	1,490,066
5.25%, 03/01/37	225,000	263,408
4.90%, 08/15/37	200,000	223,615
4.85%, 03/01/39	1,400,000	1,575,010
6.10%, 07/15/40	140,000	177,089
4.35%, 06/15/45	360,000	381,936
5.45%, 03/01/47	575,000	692,180
4.50%, 03/09/48	230,000	250,289
Athene Holding, Ltd.
4.13%, 01/12/28	50,000	45,258
Aviation Capital Group LLC
2.88%, 01/20/22 144A	1,000,000	904,674
3.88%, 05/01/23 144A	500,000	467,837
Bank of America Corporation
3.30%, 01/11/23	120,000	124,490

See Notes to Schedules of Investments.

	Par	Value
(Variable, ICE LIBOR USD 3M + 0.79%), 3.00%, 12/20/23^	$329,000	$336,126
(Floating, ICE LIBOR USD 3M + 0.79%), 2.10%, 03/05/24†	1,500,000	1,405,650
(Variable, ICE LIBOR USD 3M + 0.78%), 3.55%, 03/05/24^	530,000	552,025
4.00%, 04/01/24	420,000	445,976
(Floating, ICE LIBOR USD 3M + 0.96%), 2.77%, 07/23/24†	900,000	825,183
(Variable, ICE LIBOR USD 3M + 0.94%), 3.86%, 07/23/24^	600,000	628,746
4.20%, 08/26/24	1,190,000	1,267,997
(Variable, ICE LIBOR USD 3M + 3.71%), 6.25%, 09/05/24ρ ^	300,000	304,708
(Variable, ICE LIBOR USD 3M + 4.17%), 6.50%, 10/23/24ρ ^	150,000	158,354
4.00%, 01/22/25	440,000	463,863
(Variable, ICE LIBOR USD 3M + 1.09%), 3.09%, 10/01/25^	2,200,000	2,209,445
4.45%, 03/03/26	420,000	453,302
3.50%, 04/19/26	1,260,000	1,341,236
4.25%, 10/22/26	440,000	468,752
3.25%, 10/21/27	875,000	898,300
4.18%, 11/25/27	825,000	854,502
(Variable, ICE LIBOR USD 3M + 1.37%), 3.59%, 07/21/28^	860,000	881,109
(Variable, ICE LIBOR USD 3M + 1.04%), 3.42%, 12/20/28^	694,000	717,344
(Variable, ICE LIBOR USD 3M + 1.31%), 4.27%, 07/23/29^	525,000	568,557
(Variable, ICE LIBOR USD 3M + 1.19%), 2.88%, 10/22/30^	500,000	500,862
(Variable, ICE LIBOR USD 3M + 0.99%), 2.50%, 02/13/31^	75,000	72,803
6.11%, 01/29/37	500,000	644,177
5.00%, 01/21/44	790,000	1,007,520
(Variable, ICE LIBOR USD 3M + 1.19%), 3.95%, 01/23/49^	270,000	287,726
(Variable, ICE LIBOR USD 3M + 1.52%), 4.33%, 03/15/50^	170,000	201,340
(Variable, ICE LIBOR USD 3M + 3.15%), 4.08%, 03/20/51^	1,955,000	2,243,960
Barrick North America Finance LLC
5.70%, 05/30/41	150,000	185,351
Bausch Health Americas, Inc.
9.25%, 04/01/26 144A	200,000	212,470
BBVA USA
5.50%, 04/01/20	300,000	300,000
Becton, Dickinson and Co.
(Floating, ICE LIBOR USD 3M + 0.88%), 2.25%, 12/29/20†	600,000	579,847
2.89%, 06/06/22	425,000	424,563
3.36%, 06/06/24	830,000	831,298
3.73%, 12/15/24	171,000	175,613
3.70%, 06/06/27	285,000	288,303
4.69%, 12/15/44	270,000	284,971
4.67%, 06/06/47	575,000	622,037
Berkshire Hathaway Energy Co.
3.25%, 04/15/28	400,000	414,237
3.70%, 07/15/30 144A	400,000	429,289
	Par	Value
4.45%, 01/15/49	$60,000	$71,756
4.25%, 10/15/50 144A	50,000	56,773
Berkshire Hathaway Finance Corporation
1.85%, 03/12/30	725,000	706,695
4.25%, 01/15/49	460,000	568,191
Blue Racer Midstream LLC
6.13%, 11/15/22 144A	120,000	90,641
BMW US Capital LLC
1.85%, 09/15/21 144A	60,000	59,005
Boeing Co. (The)
2.70%, 02/01/27	70,000	64,345
2.80%, 03/01/27	110,000	97,955
3.25%, 02/01/35	650,000	564,369
6.63%, 02/15/38	210,000	230,283
3.55%, 03/01/38	70,000	61,578
3.75%, 02/01/50	140,000	128,320
Booking Holdings, Inc.
3.60%, 06/01/26	65,000	63,533
Boston Properties LP REIT
4.50%, 12/01/28	930,000	1,023,938
2.90%, 03/15/30	45,000	41,433
BP Capital Markets America, Inc.
3.22%, 11/28/23	370,000	379,393
3.80%, 09/21/25	5,000	5,126
3.12%, 05/04/26	570,000	575,042
3.59%, 04/14/27	50,000	49,831
4.23%, 11/06/28	1,750,000	1,890,318
3.00%, 02/24/50Δ	620,000	580,961
Brighthouse Financial, Inc.
3.70%, 06/22/27	835,000	725,716
Bristol-Myers Squibb Co.
2.25%, 08/15/21 144A	270,000	271,802
2.60%, 05/16/22 144A	300,000	306,749
3.55%, 08/15/22 144A	170,000	179,426
2.90%, 07/26/24 144A	540,000	573,413
3.88%, 08/15/25 144A	1,675,000	1,922,245
3.20%, 06/15/26 144A	120,000	127,672
3.40%, 07/26/29 144A	200,000	221,257
4.63%, 05/15/44 144A	50,000	63,935
5.00%, 08/15/45 144A	110,000	147,680
4.25%, 10/26/49 144A	75,000	94,368
Brixmor Operating Partnership LP REIT
4.13%, 05/15/29	65,000	66,109
Broadcom Corporation
3.00%, 01/15/22	550,000	544,300
3.63%, 01/15/24	2,175,000	2,140,583
3.13%, 01/15/25	625,000	600,267
3.88%, 01/15/27	900,000	861,858
3.50%, 01/15/28	28,000	25,984
Broadcom, Inc.
3.13%, 10/15/22 144A	2,750,000	2,727,324
3.63%, 10/15/24 144A	985,000	971,101
4.25%, 04/15/26 144A	730,000	719,182
Camden Property Trust REIT
3.15%, 07/01/29	65,000	64,100
See Notes to Schedules of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Cameron LNG LLC
2.90%, 07/15/31 144A	$90,000	$79,058
3.30%, 01/15/35 144A	520,000	451,821
Campbell Soup Co.
3.95%, 03/15/25	65,000	67,540
Capital One Financial Corporation
3.80%, 01/31/28	65,000	63,824
Carrier Global Corporation
1.92%, 02/15/23 144A	80,000	78,923
2.24%, 02/15/25 144A	200,000	194,956
2.49%, 02/15/27 144A	1,265,000	1,212,346
2.72%, 02/15/30 144A	2,175,000	2,016,995
3.38%, 04/05/40 144A	130,000	115,189
3.58%, 04/05/50 144A	140,000	121,501
Catalent Pharma Solutions, Inc.
5.00%, 07/15/27 144A	130,000	126,822
CenterPoint Energy, Inc.
4.25%, 11/01/28	700,000	718,796
CH Robinson Worldwide, Inc.
4.20%, 04/15/28	1,500,000	1,591,950
Charles Schwab Corporation (The)
3.25%, 05/22/29	65,000	64,367
Charter Communications Operating LLC
3.58%, 07/23/20	120,000	119,634
4.50%, 02/01/24	50,000	51,616
4.91%, 07/23/25	5,110,000	5,434,482
4.20%, 03/15/28	510,000	522,739
5.05%, 03/30/29	460,000	498,323
6.38%, 10/23/35	40,000	47,622
6.48%, 10/23/45	90,000	109,009
4.80%, 03/01/50	130,000	135,926
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25	65,000	54,615
Chevron Corporation
2.95%, 05/16/26	350,000	363,574
Choice Hotels International, Inc.
3.70%, 12/01/29	1,500,000	1,211,250
Chubb INA Holdings, Inc.
2.30%, 11/03/20	90,000	90,104
3.35%, 05/03/26Δ	120,000	127,329
Cigna Corporation
3.40%, 09/17/21	240,000	244,697
3.75%, 07/15/23	3,218,000	3,314,505
4.13%, 11/15/25	245,000	262,520
4.38%, 10/15/28	460,000	494,878
2.40%, 03/15/30	550,000	524,366
Cimarex Energy Co.
3.90%, 05/15/27	650,000	436,257
4.38%, 03/15/29Δ	335,000	224,763
Cintas Corporation No. 2
2.90%, 04/01/22	180,000	180,175
3.70%, 04/01/27	190,000	195,541
Cisco Systems, Inc.
5.50%, 01/15/40	75,000	107,196
	Par	Value
Citibank NA
(Floating, ICE LIBOR USD 3M + 0.60%), 2.29%, 05/20/22†	$1,500,000	$1,449,846
Citigroup, Inc.
2.75%, 04/25/22	1,600,000	1,609,907
2.70%, 10/27/22	975,000	970,791
(Variable, ICE LIBOR USD 3M + 4.07%), 5.95%, 01/30/23ρ ^	170,000	164,817
3.50%, 05/15/23	220,000	223,712
(Variable, ICE LIBOR USD 3M + 1.02%), 4.04%, 06/01/24^	1,700,000	1,779,155
(Variable, ICE LIBOR USD 3M + 3.91%), 5.95%, 05/15/25ρ ^	650,000	630,139
4.40%, 06/10/25	450,000	471,386
5.50%, 09/13/25	290,000	318,088
3.40%, 05/01/26	2,075,000	2,166,652
(Variable, ICE LIBOR USD 3M + 4.52%), 6.25%, 08/15/26ρ ^	150,000	153,875
3.20%, 10/21/26	500,000	518,934
4.30%, 11/20/26	1,675,000	1,756,311
4.45%, 09/29/27	1,080,000	1,130,063
(Variable, ICE LIBOR USD 3M + 1.39%), 3.67%, 07/24/28^	150,000	155,592
4.13%, 07/25/28	1,325,000	1,358,665
(Variable, ICE LIBOR USD 3M + 1.19%), 4.08%, 04/23/29^	35,000	36,625
(Variable, U.S. SOFR + 3.91%), 4.41%, 03/31/31^	790,000	869,729
6.63%, 06/15/32	50,000	60,294
(Variable, ICE LIBOR USD 3M + 1.17%), 3.88%, 01/24/39^	30,000	29,780
8.13%, 07/15/39	60,000	94,389
6.68%, 09/13/43	10,000	13,150
5.30%, 05/06/44	24,000	28,303
4.65%, 07/30/45	894,000	1,026,662
4.75%, 05/18/46	40,000	44,955
Citizens Financial Group, Inc.
2.85%, 07/27/26	65,000	63,529
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	1,820,000	1,922,734
Coca-Cola Co. (The)
2.88%, 10/27/25Δ	65,000	69,690
4.13%, 03/25/40	130,000	158,776
4.20%, 03/25/50	60,000	78,577
Comcast Corporation
3.70%, 04/15/24	425,000	456,933
3.10%, 04/01/25	225,000	239,165
3.38%, 08/15/25	275,000	292,547
3.95%, 10/15/25	425,000	463,020
3.30%, 02/01/27	344,000	364,586
3.30%, 04/01/27	525,000	564,157
3.15%, 02/15/28Δ	500,000	523,902
4.15%, 10/15/28	970,000	1,091,450
3.40%, 04/01/30	150,000	162,789
4.25%, 10/15/30	810,000	944,750
5.65%, 06/15/35	420,000	564,148
3.90%, 03/01/38	30,000	33,820

See Notes to Schedules of Investments.

	Par	Value
3.25%, 11/01/39	$400,000	$414,984
3.75%, 04/01/40	165,000	186,665
3.40%, 07/15/46	50,000	54,310
4.00%, 03/01/48	40,000	47,406
4.70%, 10/15/48	30,000	39,032
3.45%, 02/01/50	570,000	627,466
4.95%, 10/15/58	75,000	101,916
CommonSpirit Health
4.35%, 11/01/42	40,000	39,348
Commonwealth Edison Co.
3.80%, 10/01/42	300,000	318,140
Conagra Brands, Inc.
3.25%, 09/15/22	1,300,000	1,277,732
4.60%, 11/01/25	65,000	68,671
Concho Resources, Inc.
4.38%, 01/15/25	70,000	58,680
3.75%, 10/01/27	170,000	144,496
4.30%, 08/15/28	480,000	415,354
ConocoPhillips
6.50%, 02/01/39	45,000	56,384
ConocoPhillips Holding Co.
6.95%, 04/15/29	220,000	271,250
Consolidated Edison Co. of New York, Inc.
3.35%, 04/01/30	130,000	134,056
3.95%, 04/01/50	140,000	147,811
Continental Resources, Inc.
4.50%, 04/15/23	1,855,000	1,032,113
3.80%, 06/01/24	210,000	108,298
4.38%, 01/15/28	430,000	199,593
4.90%, 06/01/44	20,000	8,752
Cox Communications, Inc.
3.35%, 09/15/26 144A	45,000	45,517
3.50%, 08/15/27 144A	35,000	34,244
CRH America Finance, Inc.
3.95%, 04/04/28 144A	500,000	494,925
Crown Castle International Corporation REIT
5.25%, 01/15/23	525,000	548,058
3.15%, 07/15/23	2,325,000	2,337,914
3.10%, 11/15/29	70,000	67,472
3.30%, 07/01/30	75,000	74,945
4.15%, 07/01/50	50,000	50,620
CSX Corporation
3.25%, 06/01/27	65,000	67,816
3.80%, 04/15/50	25,000	26,241
CVS Health Corporation
3.35%, 03/09/21	112,000	112,648
2.75%, 12/01/22	210,000	211,735
3.70%, 03/09/23	720,000	748,753
4.00%, 12/05/23	800,000	844,694
4.10%, 03/25/25	590,000	625,214
3.88%, 07/20/25	848,000	892,465
2.88%, 06/01/26	70,000	70,910
3.63%, 04/01/27	200,000	203,759
4.30%, 03/25/28	2,370,000	2,540,080
3.75%, 04/01/30	290,000	299,209
	Par	Value
4.78%, 03/25/38	$25,000	$27,744
4.13%, 04/01/40	80,000	81,057
5.13%, 07/20/45	250,000	288,933
5.05%, 03/25/48	430,000	493,217
4.25%, 04/01/50	330,000	344,008
CVS Pass-Through Trust
6.94%, 01/10/30	561,905	700,338
CyrusOne LP REIT
2.90%, 11/15/24	1,500,000	1,440,967
D.R. Horton, Inc.
4.38%, 09/15/22	800,000	815,960
DAE Funding LLC
5.00%, 08/01/24 144A	700,000	638,729
Daimler Finance North America LLC
3.75%, 11/05/21 144A	1,600,000	1,587,606
3.40%, 02/22/22 144A	1,700,000	1,653,799
2.70%, 06/14/24 144A Δ	1,900,000	1,838,262
8.50%, 01/18/31	25,000	33,840
DCP Midstream Operating LP
6.45%, 11/03/36 144A	60,000	29,400
Deere & Co.
3.10%, 04/15/30	50,000	52,990
3.75%, 04/15/50	270,000	309,078
Dell International LLC
4.42%, 06/15/21 144A	2,520,000	2,520,323
5.45%, 06/15/23 144A	2,775,000	2,855,305
4.00%, 07/15/24 144A	55,000	55,587
6.02%, 06/15/26 144A	430,000	444,680
8.10%, 07/15/36 144A	175,000	201,643
8.35%, 07/15/46 144A	75,000	89,357
Delta Air Lines Pass-Through Trust, Series 2007-1, Class A
6.82%, 08/10/22	241,839	255,741
Depository Trust & Clearing Corporation (The)
(Variable, ICE LIBOR USD 3M + 3.17%), 4.88%, 06/15/20 144A ρ ^	750,000	645,161
Devon Energy Corporation
5.85%, 12/15/25	552,000	437,049
5.60%, 07/15/41	312,000	192,542
4.75%, 05/15/42	340,000	204,436
5.00%, 06/15/45	910,000	583,669
DH Europe Finance II S.a.r.l.
2.20%, 11/15/24	675,000	657,003
2.60%, 11/15/29	225,000	219,906
3.40%, 11/15/49	35,000	34,528
Diamond Sports Group LLC
5.38%, 08/15/26 144A	405,000	331,348
Diamondback Energy, Inc.
2.88%, 12/01/24	70,000	49,046
5.38%, 05/31/25	70,000	51,774
3.25%, 12/01/26	90,000	63,770
3.50%, 12/01/29	160,000	109,412
Discover Financial Services
3.75%, 03/04/25	450,000	442,302
See Notes to Schedules of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Discovery Communications LLC
4.90%, 03/11/26	$45,000	$46,909
DISH DBS Corporation
5.88%, 11/15/24	410,000	401,290
Dollar Tree, Inc.
4.00%, 05/15/25	390,000	400,135
4.20%, 05/15/28	400,000	399,886
Dominion Energy, Inc.
3.07%, 08/15/24 STEP	675,000	674,282
3.38%, 04/01/30†††	225,000	224,147
Duke Energy Corporation
3.75%, 04/15/24	200,000	206,351
3.15%, 08/15/27	550,000	542,501
3.75%, 09/01/46	65,000	62,535
Duke Energy Ohio, Inc.
3.65%, 02/01/29	350,000	375,992
DuPont de Nemours, Inc.
4.21%, 11/15/23	325,000	342,832
4.49%, 11/15/25	350,000	377,569
4.73%, 11/15/28	350,000	384,349
5.42%, 11/15/48	25,000	27,610
Eaton Corporation
2.75%, 11/02/22	410,000	410,189
4.15%, 11/02/42	200,000	222,464
eBay, Inc.
3.60%, 06/05/27	65,000	67,135
Ecolab, Inc.
3.95%, 12/01/47	68,000	71,018
Elanco Animal Health, Inc.
5.02%, 08/28/23	225,000	228,020
Enable Midstream Partners LP
4.95%, 05/15/28	900,000	543,807
Energizer Holdings, Inc.
7.75%, 01/15/27 144A	425,000	441,681
Energy Transfer Operating LP
4.65%, 06/01/21	150,000	144,528
4.20%, 09/15/23	625,000	546,971
4.50%, 04/15/24	230,000	205,506
4.05%, 03/15/25	65,000	56,512
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.13%), 6.75%, 05/15/25ρ Δ ^	200,000	122,500
4.75%, 01/15/26	40,000	36,544
5.50%, 06/01/27	525,000	458,911
4.95%, 06/15/28	110,000	91,193
5.25%, 04/15/29	935,000	776,956
3.75%, 05/15/30	320,000	248,072
5.30%, 04/15/47	200,000	152,639
6.00%, 06/15/48	50,000	42,096
6.25%, 04/15/49	70,000	60,208
Energy Transfer Partners LP
4.50%, 11/01/23	310,000	279,219
Entercom Media Corporation
6.50%, 05/01/27 144A	175,000	153,307
Entergy Louisiana LLC
5.40%, 11/01/24	1,200,000	1,361,307
Enterprise Products Operating LLC
4.15%, 10/16/28	600,000	599,237
	Par	Value
3.13%, 07/31/29	$100,000	$92,534
2.80%, 01/31/30	270,000	244,189
7.55%, 04/15/38	50,000	57,991
5.70%, 02/15/42	60,000	63,747
4.85%, 03/15/44	50,000	52,059
4.80%, 02/01/49	30,000	30,113
4.20%, 01/31/50	130,000	125,599
3.70%, 01/31/51Δ	150,000	134,040
3.95%, 01/31/60	120,000	102,247
(Variable, ICE LIBOR USD 3M + 2.78%), 4.36%, 06/01/67†	455,000	251,044
EOG Resources, Inc.
4.15%, 01/15/26Δ	140,000	143,578
3.90%, 04/01/35	260,000	262,443
EPR Properties REIT
4.75%, 12/15/26	1,200,000	1,097,623
3.75%, 08/15/29	65,000	48,709
EQM Midstream Partners LP
4.75%, 07/15/23	1,225,000	891,126
4.13%, 12/01/26	1,800,000	1,035,000
5.50%, 07/15/28	300,000	167,835
Equitable Holdings, Inc.
4.35%, 04/20/28	1,365,000	1,329,739
ERAC USA Finance LLC
4.50%, 08/16/21 144A	709,000	723,391
ERP Operating LP REIT
4.63%, 12/15/21	150,000	153,429
Exelon Corporation
4.05%, 04/15/30	325,000	328,910
5.63%, 06/15/35	415,000	477,635
4.70%, 04/15/50	25,000	25,855
Expedia Group, Inc.
5.00%, 02/15/26	65,000	58,836
3.80%, 02/15/28	300,000	259,917
Exxon Mobil Corporation
2.99%, 03/19/25	250,000	264,964
3.04%, 03/01/26	280,000	296,628
3.48%, 03/19/30	240,000	265,395
4.11%, 03/01/46	230,000	273,029
4.33%, 03/19/50	120,000	147,274
FirstEnergy Corporation
4.25%, 03/15/23	290,000	296,552
3.90%, 07/15/27	690,000	702,426
2.65%, 03/01/30	750,000	703,688
7.38%, 11/15/31	1,800,000	2,348,863
Fiserv, Inc.
3.80%, 10/01/23	225,000	232,805
2.75%, 07/01/24	1,090,000	1,096,290
3.85%, 06/01/25	65,000	68,664
3.20%, 07/01/26	725,000	750,484
4.20%, 10/01/28	375,000	406,602
Florida Power & Light Co.
3.80%, 12/15/42	425,000	475,251
Ford Motor Credit Co. LLC
3.16%, 08/04/20	225,000	220,534
5.75%, 02/01/21	200,000	195,000
3.34%, 03/18/21	1,850,000	1,784,880

See Notes to Schedules of Investments.

	Par	Value
5.88%, 08/02/21	$770,000	$758,450
2.98%, 08/03/22	1,800,000	1,683,000
Fortive Corporation
3.15%, 06/15/26Δ	65,000	65,263
Fox Corporation
4.03%, 01/25/24 144A	480,000	499,580
4.71%, 01/25/29 144A	470,000	516,182
3.50%, 04/08/30	125,000	126,563
5.48%, 01/25/39 144A	300,000	348,701
5.58%, 01/25/49 144A	80,000	96,048
Freeport-McMoRan, Inc.
3.55%, 03/01/22	20,000	19,432
3.88%, 03/15/23	10,000	9,513
4.55%, 11/14/24	10,000	9,483
5.45%, 03/15/43	192,000	173,338
General Dynamics Corporation
4.25%, 04/01/50	330,000	416,674
General Electric Co.
4.38%, 09/16/20	198,000	198,130
5.30%, 02/11/21	104,000	105,302
4.65%, 10/17/21	1,540,000	1,568,168
3.15%, 09/07/22	230,000	232,880
2.70%, 10/09/22	75,000	72,951
3.10%, 01/09/23	250,000	252,160
6.75%, 03/15/32	80,000	95,163
6.88%, 01/10/39	500,000	620,310
General Mills, Inc.
4.20%, 04/17/28	600,000	661,942
General Motors Co.
4.00%, 04/01/25Δ	200,000	168,964
5.15%, 04/01/38	50,000	36,293
General Motors Financial Co., Inc.
3.20%, 07/13/20	1,000,000	997,138
2.45%, 11/06/20	130,000	126,161
4.38%, 09/25/21	400,000	368,580
3.45%, 04/10/22	230,000	216,556
4.30%, 07/13/25	300,000	266,169
5.25%, 03/01/26	40,000	35,346
4.35%, 01/17/27	625,000	500,924
5.65%, 01/17/29	100,000	86,916
Genesis Energy LP
6.50%, 10/01/25	400,000	292,108
Gilead Sciences, Inc.
2.55%, 09/01/20	80,000	80,245
3.70%, 04/01/24	230,000	241,653
4.50%, 02/01/45	275,000	335,856
4.75%, 03/01/46	20,000	25,643
Glencore Funding LLC
2.88%, 04/16/20 144A	90,000	89,996
3.00%, 10/27/22 144A	10,000	9,152
4.13%, 05/30/23 144A	20,000	18,451
4.13%, 03/12/24 144A	1,185,000	1,091,270
4.63%, 04/29/24 144A	658,000	603,834
4.00%, 03/27/27 144A	535,000	488,793
3.88%, 10/27/27 144A	350,000	321,257
Global Payments, Inc.
2.65%, 02/15/25	400,000	393,527
	Par	Value
3.20%, 08/15/29	$225,000	$216,013
Goldman Sachs Capital II
(Variable, ICE LIBOR USD 3M + 0.77%), 4.00%, 05/04/20† ρ	3,000	2,195
Goldman Sachs Group, Inc. (The)
6.00%, 06/15/20	540,000	543,271
5.25%, 07/27/21	2,060,000	2,127,704
3.20%, 02/23/23	250,000	254,996
3.85%, 07/08/24	150,000	156,683
3.50%, 01/23/25	1,700,000	1,741,266
4.25%, 10/21/25	1,170,000	1,208,441
3.50%, 11/16/26	700,000	711,800
(Variable, ICE LIBOR USD 3M + 1.16%), 3.81%, 04/23/29^	690,000	714,126
(Variable, ICE LIBOR USD 3M + 1.30%), 4.22%, 05/01/29^	480,000	511,889
6.75%, 10/01/37	110,000	146,025
6.25%, 02/01/41	750,000	1,013,390
5.15%, 05/22/45	330,000	382,760
4.75%, 10/21/45	530,000	630,789
Goodman US Finance Three LLC REIT
3.70%, 03/15/28 144A	1,000,000	943,135
Great-West Lifeco Finance 2018 LP
4.05%, 05/17/28 144A	225,000	236,238
Halliburton Co.
3.80%, 11/15/25	42,000	39,719
5.00%, 11/15/45Δ	230,000	178,333
Hartford Financial Services Group, Inc. (The)
2.80%, 08/19/29	35,000	34,244
HCA, Inc.
5.38%, 02/01/25	600,000	617,253
5.25%, 04/15/25	120,000	126,103
5.25%, 06/15/26	10,000	10,511
5.38%, 09/01/26	1,600,000	1,660,120
5.50%, 06/15/47	50,000	54,689
Healthcare Trust of America Holdings LP REIT
3.10%, 02/15/30	1,500,000	1,343,278
Healthpeak Properties, Inc. REIT
3.50%, 07/15/29	65,000	63,664
Hewlett Packard Enterprise Co.
2.25%, 04/01/23	1,000,000	978,461
4.90%, 10/15/25	945,000	996,836
6.35%, 10/15/45	155,000	184,693
Home Depot, Inc. (The)
2.13%, 09/15/26	1,175,000	1,187,198
3.90%, 12/06/28	250,000	279,113
2.70%, 04/15/30	170,000	173,081
3.30%, 04/15/40	110,000	112,924
3.35%, 04/15/50	380,000	398,157
Humana, Inc.
3.15%, 12/01/22	70,000	69,945
3.95%, 03/15/27	150,000	152,547
4.63%, 12/01/42	60,000	66,182
4.95%, 10/01/44	70,000	79,808
4.80%, 03/15/47	10,000	11,187
See Notes to Schedules of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Huntington Bancshares, Inc.
4.00%, 05/15/25Δ	$550,000	$577,214
Huntsman International LLC
4.50%, 05/01/29	390,000	333,457
Hyundai Capital America
2.75%, 09/27/26Δ	70,000	63,426
IHS Markit, Ltd.
4.00%, 03/01/26 144A	1,125,000	1,113,334
Intel Corporation
3.70%, 07/29/25	80,000	88,382
4.60%, 03/25/40	120,000	147,954
3.73%, 12/08/47	76,000	89,032
4.75%, 03/25/50	680,000	921,326
4.95%, 03/25/60	170,000	237,105
International Business Machines Corporation
3.00%, 05/15/24	720,000	760,014
International Lease Finance Corporation
8.63%, 01/15/22	420,000	418,662
Jefferies Group LLC
4.15%, 01/23/30	20,000	18,807
JetBlue Pass-Through Trust, Series 2019-1, Class AA
2.75%, 05/15/32	2,100,000	1,866,458
JM Smucker Co. (The)
2.38%, 03/15/30	225,000	209,988
Johnson & Johnson
2.45%, 03/01/26	110,000	117,754
3.63%, 03/03/37	390,000	440,602
JPMorgan Chase & Co.
4.40%, 07/22/20	230,000	230,535
(Variable, ICE LIBOR USD 3M + 3.80%), 5.30%, 08/01/20ρ Δ ^	1,260,000	1,162,495
4.35%, 08/15/21	70,000	71,845
(Variable, ICE LIBOR USD 3M + 0.73%), 3.56%, 04/23/24Δ ^	800,000	838,399
(Variable, ICE LIBOR USD 3M + 0.89%), 3.80%, 07/23/24^	1,600,000	1,677,052
3.88%, 09/10/24	860,000	908,498
(Variable, ICE LIBOR USD 3M + 1.00%), 4.02%, 12/05/24^	2,900,000	3,077,511
(Variable, U.S. SOFR + 3.13%), 4.60%, 02/01/25ρ ^	875,000	766,894
(Variable, U.S. SOFR + 1.16%), 2.30%, 10/15/25^	950,000	946,880
3.30%, 04/01/26	65,000	67,636
2.95%, 10/01/26	700,000	723,793
(Variable, ICE LIBOR USD 3M + 1.25%), 3.96%, 01/29/27^	875,000	942,957
4.25%, 10/01/27	780,000	851,050
3.63%, 12/01/27	900,000	949,697
(Variable, ICE LIBOR USD 3M + 0.95%), 3.51%, 01/23/29^	1,550,000	1,599,030
(Variable, ICE LIBOR USD 3M + 1.26%), 4.20%, 07/23/29^	380,000	417,769
(Variable, ICE LIBOR USD 3M + 1.33%), 4.45%, 12/05/29^	170,000	191,657
(Variable, U.S. SOFR + 3.79%), 4.49%, 03/24/31^	75,000	86,813
	Par	Value
(Variable, ICE LIBOR USD 3M + 1.36%), 3.88%, 07/24/38^	$175,000	$195,979
4.95%, 06/01/45	400,000	502,937
Keurig Dr. Pepper, Inc.
4.06%, 05/25/23	475,000	494,749
4.42%, 05/25/25	65,000	69,390
5.09%, 05/25/48	475,000	598,771
Keysight Technologies, Inc.
3.00%, 10/30/29	475,000	451,028
Kilroy Realty LP REIT
3.80%, 01/15/23	400,000	407,643
4.75%, 12/15/28	1,750,000	1,826,837
Kimberly-Clark Corporation
3.10%, 03/26/30	100,000	108,319
2.88%, 02/07/50	40,000	39,580
Kinder Morgan Energy Partners LP
3.95%, 09/01/22	520,000	516,020
4.25%, 09/01/24	980,000	959,516
Kinder Morgan, Inc.
4.30%, 06/01/25	65,000	66,446
4.30%, 03/01/28	90,000	88,457
5.20%, 03/01/48	10,000	9,951
KKR Group Finance Co. II LLC
5.50%, 02/01/43 144A	30,000	33,148
Kraft Heinz Foods Co.
(Floating, ICE LIBOR USD 3M + 0.57%), 2.30%, 02/10/21†	1,000,000	945,980
3.95%, 07/15/25	90,000	89,737
3.00%, 06/01/26	320,000	311,686
L3Harris Technologies, Inc.
5.05%, 04/27/45	110,000	121,798
Lear Corporation
3.80%, 09/15/27	50,000	45,225
Legg Mason, Inc.
5.63%, 01/15/44	30,000	31,994
Lehman Escrow Bonds
0.00%, 01/18/12#	200,000	2,100
0.00%, 01/24/13#	2,300,000	24,150
0.00%, 07/19/17Ψ ††† #	150,000	—
0.00%, 12/28/17Ψ ††† #	3,340,000	—
0.00%, 02/07/20Ψ ††† #	2,330,000	—
Level 3 Financing, Inc.
5.63%, 02/01/23	1,050,000	1,052,593
Life Storage LP REIT
3.88%, 12/15/27	900,000	810,463
Lincoln National Corporation
3.05%, 01/15/30	70,000	65,395
Lockheed Martin Corporation
3.10%, 01/15/23	40,000	40,621
3.55%, 01/15/26	310,000	332,801
4.50%, 05/15/36	50,000	53,025
Lowe's Cos., Inc.
4.50%, 04/15/30	110,000	121,465
5.00%, 04/15/40	340,000	388,852
5.13%, 04/15/50	785,000	951,691
Marathon Petroleum Corporation
5.13%, 12/15/26	30,000	29,768

See Notes to Schedules of Investments.

	Par	Value
3.80%, 04/01/28	$125,000	$110,210
6.50%, 03/01/41	30,000	27,909
Marriott International, Inc.
2.13%, 10/03/22	1,500,000	1,351,806
Mars, Inc.
2.70%, 04/01/25 144A	400,000	411,962
3.20%, 04/01/30 144A	475,000	496,844
Marsh & McLennan Cos., Inc.
3.75%, 03/14/26	1,100,000	1,133,943
4.38%, 03/15/29	500,000	551,753
Mastercard, Inc.
3.30%, 03/26/27	250,000	272,799
3.35%, 03/26/30	175,000	194,207
3.85%, 03/26/50	125,000	153,906
McDonald’s Corporation
3.70%, 01/30/26	240,000	251,547
3.50%, 03/01/27	310,000	323,162
3.80%, 04/01/28	90,000	95,484
3.60%, 07/01/30	160,000	168,343
4.45%, 09/01/48	50,000	55,640
4.20%, 04/01/50	355,000	398,838
McKesson Corporation
3.80%, 03/15/24	65,000	67,551
Medtronic, Inc.
3.50%, 03/15/25	14,000	15,087
4.63%, 03/15/45	36,000	48,276
MetLife Capital Trust IV
7.88%, 12/15/37 144A	300,000	348,409
MetLife, Inc.
6.40%, 12/15/36	50,000	52,343
Metropolitan Life Global Funding I
3.45%, 12/18/26 144A	1,700,000	1,791,990
Microchip Technology, Inc.
3.92%, 06/01/21	350,000	341,320
Micron Technology, Inc.
5.33%, 02/06/29	60,000	65,759
Microsoft Corporation
2.88%, 02/06/24	470,000	501,015
2.70%, 02/12/25	120,000	129,542
2.40%, 08/08/26	1,540,000	1,638,572
3.30%, 02/06/27	800,000	889,865
3.45%, 08/08/36	10,000	11,183
4.10%, 02/06/37	50,000	60,458
3.95%, 08/08/56	130,000	164,524
MidAmerican Energy Co.
3.65%, 04/15/29	350,000	376,346
Moody’s Corporation
4.50%, 09/01/22	800,000	820,985
Morgan Stanley
5.50%, 07/24/20	550,000	555,228
(Variable, ICE LIBOR USD 3M + 0.85%), 3.74%, 04/24/24^	225,000	230,762
3.70%, 10/23/24	1,150,000	1,208,176
(Variable, U.S. SOFR + 1.15%), 2.72%, 07/22/25^	725,000	727,594
4.00%, 07/23/25	65,000	68,645
3.63%, 01/20/27	1,475,000	1,581,946
	Par	Value
3.95%, 04/23/27	$725,000	$765,413
(Variable, ICE LIBOR USD 3M + 1.14%), 3.77%, 01/24/29^	220,000	232,238
(Variable, ICE LIBOR USD 3M + 1.63%), 4.43%, 01/23/30^	570,000	633,954
(Variable, U.S. SOFR + 1.14%), 2.70%, 01/22/31^	650,000	637,970
(Variable, U.S. SOFR + 3.12%), 3.62%, 04/01/31^	1,400,000	1,467,395
4.30%, 01/27/45	30,000	34,890
(Variable, U.S. SOFR + 4.84%), 5.60%, 03/24/51^	400,000	557,103
MPLX LP
4.88%, 12/01/24	230,000	188,133
4.88%, 06/01/25	100,000	82,481
4.13%, 03/01/27	50,000	42,704
4.25%, 12/01/27 144A	35,000	28,333
4.00%, 03/15/28	50,000	43,463
4.80%, 02/15/29	250,000	220,616
4.50%, 04/15/38	430,000	337,103
5.20%, 03/01/47	15,000	12,432
4.70%, 04/15/48	570,000	443,324
5.50%, 02/15/49	595,000	503,780
MPT Operating Partnership LP REIT
4.63%, 08/01/29	435,000	406,997
Mylan, Inc.
5.40%, 11/29/43	60,000	60,101
National Retail Properties, Inc. REIT
3.60%, 12/15/26	250,000	250,787
2.50%, 04/15/30	1,800,000	1,607,710
Newell Brands, Inc.
4.10%, 04/01/23	132,000	134,134
4.45%, 04/01/26	150,000	147,618
Niagara Mohawk Power Corporation
4.28%, 12/15/28 144A	2,000,000	2,127,523
NIKE, Inc.
2.85%, 03/27/30	230,000	243,326
3.25%, 03/27/40	425,000	446,390
3.38%, 03/27/50	1,045,000	1,143,274
NiSource, Inc.
3.65%, 06/15/23	400,000	410,192
3.49%, 05/15/27	925,000	937,108
Nissan Motor Acceptance Corporation
(Floating, ICE LIBOR USD 3M + 0.89%), 2.74%, 01/13/22 144A †	1,900,000	1,848,388
Noble Energy, Inc.
3.85%, 01/15/28	595,000	421,788
6.00%, 03/01/41	10,000	6,715
5.25%, 11/15/43	5,000	2,946
4.95%, 08/15/47	110,000	64,278
Northrop Grumman Corporation
2.93%, 01/15/25	1,370,000	1,393,327
3.25%, 01/15/28	670,000	697,888
4.75%, 06/01/43	200,000	240,701
5.25%, 05/01/50	355,000	482,119
See Notes to Schedules of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Northwell Healthcare, Inc.
6.15%, 11/01/43	$375,000	$465,032
Northwestern Mutual Life Insurance Co. (The)
6.06%, 03/30/40 144A	300,000	387,887
3.85%, 09/30/47 144A	250,000	212,374
NRG Energy, Inc.
3.75%, 06/15/24 144A	625,000	614,906
Nuveen LLC
4.00%, 11/01/28 144A	225,000	235,608
NVIDIA Corporation
2.85%, 04/01/30	120,000	125,394
3.50%, 04/01/40	540,000	574,145
3.50%, 04/01/50	1,070,000	1,166,742
3.70%, 04/01/60	320,000	358,861
Oasis Petroleum, Inc.
6.88%, 03/15/22	50,000	10,250
Occidental Petroleum Corporation
4.85%, 03/15/21	231,000	193,979
2.60%, 08/13/21	360,000	283,273
3.13%, 02/15/22	100,000	73,045
2.70%, 08/15/22Δ	250,000	178,487
2.70%, 02/15/23	20,000	11,859
6.95%, 07/01/24	290,000	163,293
2.90%, 08/15/24	2,115,000	1,159,733
5.55%, 03/15/26	845,000	447,706
3.40%, 04/15/26	500,000	241,389
3.20%, 08/15/26	260,000	124,864
3.00%, 02/15/27	150,000	69,681
7.88%, 09/15/31	330,000	175,379
6.45%, 09/15/36	280,000	134,402
4.63%, 06/15/45	130,000	55,278
6.60%, 03/15/46	470,000	219,822
4.40%, 04/15/46Δ	60,000	25,494
4.10%, 02/15/47	260,000	110,091
4.20%, 03/15/48Δ	80,000	34,390
Ohio Power Co.
2.60%, 04/01/30	200,000	194,490
Omega Healthcare Investors, Inc. REIT
3.63%, 10/01/29	1,600,000	1,389,355
ONEOK, Inc.
3.40%, 09/01/29	70,000	52,554
Oracle Corporation
3.60%, 04/01/40	400,000	401,437
4.00%, 07/15/46	375,000	420,447
3.60%, 04/01/50	375,000	376,715
3.85%, 04/01/60	425,000	429,935
Otis Worldwide Corporation
2.06%, 04/05/25 144A	130,000	127,506
2.29%, 04/05/27 144A	330,000	317,003
2.57%, 02/15/30 144A	1,815,000	1,775,506
PayPal Holdings, Inc.
2.65%, 10/01/26	2,775,000	2,723,045
Penske Truck Leasing Co. LP
3.38%, 02/01/22 144A	1,000,000	1,011,710
PepsiCo, Inc.
2.88%, 10/15/49	220,000	228,717
	Par	Value
3.63%, 03/19/50	$425,000	$506,027
3.88%, 03/19/60	170,000	214,646
Phillips 66
3.90%, 03/15/28	475,000	470,428
Phillips 66 Partners LP
3.75%, 03/01/28	40,000	36,993
Physicians Realty LP REIT
3.95%, 01/15/28	2,400,000	2,280,280
Pioneer Natural Resources Co.
3.95%, 07/15/22	75,000	72,342
Plains All American Pipeline LP
3.65%, 06/01/22	200,000	182,943
4.65%, 10/15/25	65,000	52,402
Post Holdings, Inc.
5.50%, 12/15/29 144A	350,000	364,997
Procter & Gamble Co. (The)
3.00%, 03/25/30	130,000	144,582
3.55%, 03/25/40	60,000	70,133
3.60%, 03/25/50	595,000	733,292
Progress Energy, Inc.
7.75%, 03/01/31Δ	350,000	476,710
Progressive Corporation (The)
3.95%, 03/26/50	250,000	293,293
Range Resources Corporation
5.00%, 03/15/23Δ	430,000	317,112
4.88%, 05/15/25Δ	10,000	6,025
Raymond James Financial, Inc.
4.65%, 04/01/30	75,000	78,172
Raytheon Co.
3.13%, 10/15/20	200,000	201,048
Regency Centers LP REIT
2.95%, 09/15/29	775,000	731,597
Reinsurance Group of America, Inc.
3.90%, 05/15/29	65,000	63,542
RELX Capital, Inc.
3.50%, 03/16/23	1,300,000	1,355,227
Republic Services, Inc.
2.50%, 08/15/24	190,000	191,901
Rockwell Collins, Inc.
3.50%, 03/15/27	550,000	569,765
Roper Technologies, Inc.
4.20%, 09/15/28	500,000	538,946
Sabine Pass Liquefaction LLC
6.25%, 03/15/22	475,000	461,130
5.63%, 04/15/23	400,000	372,654
5.63%, 03/01/25	450,000	413,742
5.00%, 03/15/27	485,000	413,033
Sabra Health Care LP REIT
3.90%, 10/15/29	1,500,000	1,345,171
salesforce.com, Inc.
3.25%, 04/11/23	300,000	312,212
Santander Holdings USA, Inc.
3.50%, 06/07/24	5,000	4,890
4.50%, 07/17/25	60,000	61,322
3.24%, 10/05/26	1,100,000	977,140
4.40%, 07/13/27	65,000	62,987

See Notes to Schedules of Investments.

	Par	Value
Schlumberger Holdings Corporation
4.00%, 12/21/25 144A	$190,000	$175,451
3.90%, 05/17/28 144A	252,000	234,605
4.30%, 05/01/29 144A	30,000	29,190
Seagate HDD Cayman
4.75%, 01/01/25Δ	45,000	44,832
Sempra Energy
(Floating, ICE LIBOR USD 3M + 0.50%), 2.33%, 01/15/21†	625,000	592,118
2.90%, 02/01/23	1,125,000	1,119,346
3.40%, 02/01/28	275,000	276,198
Service Properties Trust REIT
4.95%, 10/01/29	65,000	56,414
Sherwin-Williams Co. (The)
2.75%, 06/01/22	7,000	6,991
3.13%, 06/01/24	75,000	74,736
3.45%, 06/01/27	350,000	359,474
2.95%, 08/15/29	475,000	468,652
Simon Property Group LP REIT
2.45%, 09/13/29	1,600,000	1,453,895
Southern California Edison Co.
3.70%, 08/01/25	1,800,000	1,855,791
4.20%, 03/01/29	400,000	425,751
Southern Co. (The)
3.25%, 07/01/26	1,400,000	1,396,992
Southern Co. Gas Capital Corporation
3.25%, 06/15/26Δ	300,000	295,933
Southern Copper Corporation
5.25%, 11/08/42	2,210,000	2,259,028
Southern Natural Gas Co. LLC
8.00%, 03/01/32	400,000	481,640
Spirit AeroSystems, Inc.
3.95%, 06/15/23	1,500,000	1,292,294
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A
4.10%, 04/01/28	1,098,350	1,071,618
Spirit Realty LP REIT
4.45%, 09/15/26	1,200,000	1,143,268
4.00%, 07/15/29	750,000	734,579
Springleaf Finance Corporation
7.75%, 10/01/21	1,600,000	1,616,736
Sprint Communications, Inc.
6.00%, 11/15/22	875,000	912,485
Sprint Spectrum Co. LLC
3.36%, 09/20/21 144A	75,000	74,906
5.15%, 03/20/28 144A	1,100,000	1,180,897
Starbucks Corporation
3.80%, 08/15/25	625,000	664,034
State Street Corporation
(Variable, ICE LIBOR USD 3M + 1.03%), 4.14%, 12/03/29^	60,000	65,466
(Variable, U.S. SOFR + 2.65%), 3.15%, 03/30/31 144A ^	240,000	246,352
Stryker Corporation
2.63%, 03/15/21	125,000	125,210
Sunoco Logistics Partners Operations LP
4.25%, 04/01/24	100,000	88,374
5.95%, 12/01/25	300,000	274,725
	Par	Value
5.30%, 04/01/44	$20,000	$15,804
5.40%, 10/01/47	100,000	80,007
Sysco Corporation
6.60%, 04/01/40	75,000	81,093
6.60%, 04/01/50	250,000	262,999
Targa Resources Partners LP
5.88%, 04/15/26	350,000	292,468
6.50%, 07/15/27	355,000	305,300
5.50%, 03/01/30 144A	120,000	93,138
TD Ameritrade Holding Corporation
3.30%, 04/01/27	65,000	65,950
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39 144A	46,000	64,049
4.90%, 09/15/44 144A	655,000	747,180
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/30 144A	860,000	731,052
Thermo Fisher Scientific, Inc.
3.00%, 04/15/23	100,000	102,706
3.65%, 12/15/25	200,000	207,714
4.50%, 03/25/30Δ	225,000	253,437
Time Warner Cable LLC
4.13%, 02/15/21	400,000	401,268
7.30%, 07/01/38	620,000	762,978
5.88%, 11/15/40	100,000	105,715
Time Warner Entertainment Co. LP
8.38%, 03/15/23	975,000	1,101,908
8.38%, 07/15/33	390,000	537,658
TJX Cos, Inc. (The)
2.25%, 09/15/26	40,000	38,176
Toyota Motor Credit Corporation
(Floating, ICE LIBOR USD 3M + 0.29%), 2.16%, 10/07/21†	1,600,000	1,547,073
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26	350,000	399,220
TransDigm, Inc.
6.50%, 05/15/25	50,000	47,312
6.38%, 06/15/26	350,000	337,067
7.50%, 03/15/27	300,000	290,775
Truist Bank
2.25%, 03/11/30	475,000	434,890
U.S. Bancorp
3.38%, 02/05/24	65,000	69,140
UDR, Inc. REIT
3.20%, 01/15/30	1,200,000	1,183,310
Union Pacific Corporation
3.75%, 07/15/25	210,000	226,063
3.95%, 09/10/28	530,000	569,647
3.80%, 10/01/51	35,000	38,515
3.75%, 02/05/70	80,000	83,954
United Airlines Pass-Through Trust, Series 2016-2, Class A
3.10%, 10/07/28	715,421	673,595
United Airlines Pass-Through Trust, Series 2016-2, Class AA
2.88%, 10/07/28	715,421	666,058
United Parcel Service, Inc.
5.30%, 04/01/50	100,000	131,556
See Notes to Schedules of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
United Technologies Corporation
3.95%, 08/16/25	$530,000	$579,641
4.13%, 11/16/28	665,000	731,571
4.50%, 06/01/42	90,000	104,424
4.05%, 05/04/47	175,000	192,774
4.63%, 11/16/48	250,000	296,683
UnitedHealth Group, Inc.
2.70%, 07/15/20	280,000	280,043
2.88%, 12/15/21	180,000	183,623
3.75%, 07/15/25	120,000	129,929
3.85%, 06/15/28	35,000	39,082
3.70%, 08/15/49	170,000	189,202
3.88%, 08/15/59	190,000	209,896
US Bank NA
3.15%, 04/26/21Δ	300,000	302,615
Valero Energy Corporation
3.40%, 09/15/26	45,000	40,461
Valero Energy Partners LP
4.38%, 12/15/26	30,000	24,948
Ventas Realty LP REIT
3.00%, 01/15/30	1,700,000	1,531,254
VEREIT Operating Partnership LP REIT
4.63%, 11/01/25	600,000	561,024
3.95%, 08/15/27	150,000	139,898
Verizon Communications, Inc.
3.50%, 11/01/24	1,175,000	1,252,342
3.38%, 02/15/25	2,845,000	3,044,519
2.63%, 08/15/26	280,000	289,764
3.00%, 03/22/27	70,000	73,815
4.33%, 09/21/28	2,018,000	2,300,073
3.88%, 02/08/29	360,000	399,013
3.15%, 03/22/30	515,000	555,903
4.50%, 08/10/33	230,000	271,666
5.25%, 03/16/37	680,000	866,268
4.13%, 08/15/46	380,000	441,274
4.86%, 08/21/46	290,000	380,018
5.50%, 03/16/47	40,000	54,983
5.01%, 04/15/49	716,000	966,351
4.00%, 03/22/50	335,000	398,007
Virginia Electric & Power Co.
3.30%, 12/01/49	65,000	65,835
Visa, Inc.
3.15%, 12/14/25	450,000	491,234
2.05%, 04/15/30†††	445,000	446,164
2.70%, 04/15/40†††	100,000	99,432
4.30%, 12/14/45	460,000	581,680
Vistra Operations Co. LLC
3.55%, 07/15/24 144A	1,150,000	1,084,341
VMware, Inc.
2.95%, 08/21/22	1,100,000	1,095,646
3.90%, 08/21/27	535,000	528,331
Volkswagen Group of America Finance LLC
3.88%, 11/13/20 144A	2,400,000	2,392,515
(Floating, ICE LIBOR USD 3M + 0.86%), 2.06%, 09/24/21 144A †	1,600,000	1,465,745
	Par	Value
4.75%, 11/13/28 144A	$1,600,000	$1,638,216
Voya Financial, Inc.
5.70%, 07/15/43	170,000	198,226
Wachovia Capital Trust III
(Variable, ICE LIBOR USD 3M + 0.93%), 5.57%, 05/04/20† ρ	560,000	544,051
Walgreens Boots Alliance, Inc.
3.45%, 06/01/26	70,000	69,345
Walmart, Inc.
3.70%, 06/26/28	620,000	697,250
4.05%, 06/29/48	250,000	313,323
Walt Disney Co. (The)
3.70%, 09/15/24	625,000	670,482
6.65%, 11/15/37	150,000	216,761
Washington Prime Group LP REIT
6.45%, 08/15/24Δ	1,700,000	1,009,383
Waste Management, Inc.
3.50%, 05/15/24	140,000	145,688
3.20%, 06/15/26	110,000	114,708
3.45%, 06/15/29	120,000	123,321
4.00%, 07/15/39	30,000	32,759
4.15%, 07/15/49	150,000	173,013
WEA Finance LLC REIT
3.75%, 09/17/24 144A	770,000	734,948
Wells Fargo & Co.
4.60%, 04/01/21	70,000	71,544
3.45%, 02/13/23	200,000	205,498
(Floating, ICE LIBOR USD 3M + 1.23%), 3.01%, 10/31/23†	600,000	572,820
4.48%, 01/16/24	396,000	416,328
3.75%, 01/24/24	960,000	1,016,498
3.55%, 09/29/25	1,500,000	1,579,681
3.00%, 04/22/26	900,000	917,726
4.10%, 06/03/26	440,000	468,332
3.00%, 10/23/26	2,210,000	2,264,309
4.30%, 07/22/27	2,240,000	2,391,288
4.15%, 01/24/29	645,000	707,041
(Variable, ICE LIBOR USD 3M + 1.17%), 2.88%, 10/30/30^	410,000	406,948
(Variable, ICE LIBOR USD 3M + 3.77%), 4.48%, 04/04/31^	170,000	193,223
5.38%, 11/02/43	190,000	223,522
4.65%, 11/04/44	70,000	77,146
4.90%, 11/17/45	370,000	423,429
4.40%, 06/14/46	70,000	75,537
4.75%, 12/07/46	260,000	288,495
(Variable, ICE LIBOR USD 3M + 4.24%), 5.01%, 04/04/51^	3,090,000	3,979,570
Wells Fargo Bank NA
(Floating, ICE LIBOR USD 3M + 0.51%), 2.31%, 10/22/21†	1,600,000	1,540,966
(Floating, ICE LIBOR USD 3M + 0.62%), 2.26%, 05/27/22†	2,400,000	2,366,479
Wells Fargo Capital X
5.95%, 12/15/36	140,000	175,899
Welltower, Inc. REIT
4.00%, 06/01/25	25,000	24,309
4.25%, 04/01/26	898,000	926,629

See Notes to Schedules of Investments.

	Par	Value
Western Midstream Operating LP
(Floating, ICE LIBOR USD 3M + 0.85%), 2.70%, 01/13/23†	$80,000	$42,216
3.10%, 02/01/25	770,000	393,681
3.95%, 06/01/25	200,000	101,335
4.65%, 07/01/26	70,000	35,728
4.50%, 03/01/28Δ	60,000	28,850
4.05%, 02/01/30	1,355,000	592,841
5.45%, 04/01/44	75,000	29,177
5.30%, 03/01/48	75,000	30,073
5.50%, 08/15/48	20,000	7,787
5.25%, 02/01/50	130,000	54,202
Westinghouse Air Brake Technologies Corporation
4.95%, 09/15/28	30,000	27,622
WestRock RKT LLC
4.00%, 03/01/23	30,000	28,944
Weyerhaeuser Co. REIT
7.38%, 03/15/32	50,000	59,037
Williams Cos., Inc. (The)
3.60%, 03/15/22Δ	155,000	150,392
3.90%, 01/15/25	300,000	276,763
7.50%, 01/15/31	100,000	116,417
7.75%, 06/15/31	585,000	623,268
8.75%, 03/15/32	181,000	196,969
Willis North America, Inc.
2.95%, 09/15/29	70,000	66,873
WP Carey, Inc. REIT
3.85%, 07/15/29	900,000	879,169
WPX Energy, Inc.
5.25%, 10/15/27	60,000	33,333
4.50%, 01/15/30	50,000	27,338
WRKCo, Inc.
3.75%, 03/15/25	500,000	503,513
4.00%, 03/15/28Δ	1,100,000	1,162,369
Zimmer Biomet Holdings, Inc.
3.55%, 04/01/25	65,000	65,709
3.55%, 03/20/30	825,000	823,615
Zoetis, Inc.
4.45%, 08/20/48	25,000	27,892
Total Corporate Bonds (Cost $438,289,899)		430,434,304
FOREIGN BONDS — 12.8%
Argentina — 0.1%
Argentina POM Politica Monetaria
(Floating, Argentina Blended Historical Policy Rate + 0.00%), 38.04%, 06/21/20(ZA) †	1,110,000	11,171
Argentine Bonos del Tesoro
18.20%, 10/03/21(ZA)	13,930,000	108,840
Argentine Republic Government International Bond
5.63%, 01/26/22	1,410,000	420,180
7.13%, 07/06/36	720,000	191,887
(Step to 5.25% on 03/31/29), 3.75%, 12/31/38 STEP	810,000	246,487
	Par	Value
Provincia de Buenos Aires
6.50%, 02/15/23 144A	$230,000	$61,525
7.88%, 06/15/27 144A	180,000	48,150
		1,088,240
Australia — 0.2%
BHP Billiton Finance (USA), Ltd.
2.88%, 02/24/22	20,000	19,241
5.00%, 09/30/43	170,000	220,445
(Variable, USD Swap 5Y + 5.09%), 6.75%, 10/19/75 144A ^	880,000	934,564
CNOOC Finance 2015 Australia Proprietary, Ltd.
2.63%, 05/05/20	1,300,000	1,300,494
Commonwealth Bank of Australia
3.90%, 07/12/47 144A	110,000	97,738
Westpac Banking Corporation
2.30%, 05/26/20	50,000	49,949
2.60%, 11/23/20	310,000	310,366
(Variable, USD ICE Swap Rate 5Y + 2.24%), 4.32%, 11/23/31^	175,000	177,625
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.00%), 4.11%, 07/24/34^	550,000	534,570
		3,644,992
Brazil — 0.3%
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/21(B)	2,892,000	582,167
10.00%, 01/01/23(B)	8,338,000	1,782,879
10.00%, 01/01/27(B)	1,013,000	221,145
Brazilian Government International Bond
4.63%, 01/13/28Δ	480,000	513,720
5.63%, 01/07/41	340,000	351,050
5.00%, 01/27/45	350,000	335,125
Vale Overseas, Ltd.
6.25%, 08/10/26	105,000	113,985
6.88%, 11/21/36	284,000	318,311
		4,218,382
Canada — 0.2%
Alimentation Couche-Tard, Inc.
2.70%, 07/26/22 144A	275,000	272,217
3.55%, 07/26/27 144A	75,000	73,523
Bank of Montreal
(Variable, USD Swap 5Y + 1.43%), 3.80%, 12/15/32^	100,000	97,212
Barrick Gold Corporation
5.25%, 04/01/42	560,000	663,386
Bausch Health Cos., Inc.
9.00%, 12/15/25 144A	600,000	637,020
Bombardier, Inc.
7.50%, 03/15/25 144A	250,000	180,500
Canadian Pacific Railway Co.
2.05%, 03/05/30	200,000	187,172
See Notes to Schedules of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Cenovus Energy, Inc.
4.25%, 04/15/27Δ	$115,000	$56,432
Royal Bank of Canada
2.15%, 10/26/20	270,000	269,889
3.20%, 04/30/21	300,000	303,675
Teck Resources, Ltd.
6.00%, 08/15/40	10,000	8,610
Toronto-Dominion Bank (The)
3.25%, 06/11/21	370,000	377,779
		3,127,415
Chile — 0.0%
Latam Airlines Pass-Through Trust, Series 2015-1, Class A
4.20%, 11/15/27	688,653	625,671
China — 0.3%
Avolon Holdings Funding, Ltd.
5.25%, 05/15/24 144A	65,000	55,503
3.95%, 07/01/24 144A	400,000	323,372
2.88%, 02/15/25 144A	2,400,000	1,866,262
China Government Bond
3.31%, 11/30/25(Y)	1,000,000	146,587
Global Aircraft Leasing Co., Ltd.
Cash coupon 6.50% or PIK 7.50%, 09/15/24 144A	350,000	228,025
Huarong Finance 2019 Co., Ltd.
3.75%, 05/29/24	200,000	198,397
3.38%, 02/24/30	200,000	190,918
Huarong Finance II Co., Ltd.
5.50%, 01/16/25	200,000	210,847
4.88%, 11/22/26	200,000	207,642
Park Aerospace Holdings, Ltd.
5.25%, 08/15/22 144A	1,227,000	1,110,526
4.50%, 03/15/23 144A	20,000	17,384
5.50%, 02/15/24 144A	60,000	51,760
Scenery Journey, Ltd.
13.00%, 11/06/22	200,000	149,993
Sinopec Group Overseas Development 2014, Ltd.
4.38%, 04/10/24 144A	390,000	417,201
		5,174,417
Colombia — 0.1%
Colombia Government International Bond
3.00%, 01/30/30Δ	200,000	183,400
5.63%, 02/26/44	480,000	531,746
Ecopetrol SA
5.88%, 05/28/45	1,250,000	1,120,394
		1,835,540
Denmark — 0.1%
Danske Bank A/S
5.00%, 01/12/22 144A	540,000	554,916
(Variable, ICE LIBOR USD 3M + 1.25%), 3.00%, 09/20/22 144A ^	290,000	288,923
	Par	Value
5.38%, 01/12/24 144A	$340,000	$351,214
(Variable, ICE LIBOR USD 3M + 1.59%), 3.24%, 12/20/25 144A ^	220,000	204,863
		1,399,916
Dominican Republic — 0.0%
Dominican Republic International Bond
6.40%, 06/05/49 144A	540,000	480,765
Egypt — 0.0%
Egypt Government International Bond
5.58%, 02/21/23 144A	410,000	381,175
Finland — 0.0%
Nokia OYJ
4.38%, 06/12/27	9,000	8,780
Nordea Bank Abp
4.88%, 05/13/21 144A	640,000	651,997
		660,777
France — 0.5%
BNP Paribas SA
3.50%, 03/01/23 144A	925,000	929,169
(Variable, USD Swap 5Y + 4.15%), 6.63%, 03/25/24 144A ρ ^	200,000	177,250
3.38%, 01/09/25 144A	450,000	446,928
(Variable, ICE LIBOR USD 3M + 2.24%), 4.71%, 01/10/25 144A ^	880,000	918,252
4.40%, 08/14/28 144A	1,340,000	1,432,076
(Variable, ICE LIBOR USD 3M + 2.57%), 5.20%, 01/10/30 144A ^	380,000	420,188
(Variable, USD Swap 5Y + 1.48%), 4.38%, 03/01/33 144A Δ ^	440,000	481,989
BPCE SA
4.00%, 09/12/23 144A	750,000	771,007
4.63%, 09/12/28 144A	375,000	404,564
Credit Agricole SA
(Variable, USD Swap 5Y + 4.32%), 6.88%, 09/23/24 144A ρ ^	300,000	268,708
4.38%, 03/17/25	275,000	275,260
4.13%, 01/10/27 144A Δ	450,000	459,837
(Variable, USD Swap 5Y + 1.64%), 4.00%, 01/10/33 144A ^	250,000	252,077
Danone SA
2.59%, 11/02/23 144A	650,000	645,463
2.95%, 11/02/26 144A	310,000	310,225
Total Capital International SA
3.75%, 04/10/24	30,000	31,516
XLIT, Ltd.
4.45%, 03/31/25	349,000	361,069
		8,585,578

See Notes to Schedules of Investments.

	Par	Value
Germany — 0.6%
Deutsche Bank AG
3.15%, 01/22/21	$1,600,000	$1,563,972
4.25%, 10/14/21	1,500,000	1,435,047
5.00%, 02/14/22	1,400,000	1,385,188
3.95%, 02/27/23	1,900,000	1,889,900
(Variable, U.S. SOFR + 2.58%), 3.96%, 11/26/25^	1,700,000	1,569,669
4.10%, 01/13/26Δ	65,000	60,568
Volkswagen Bank GmbH
1.88%, 01/31/24(E)	1,500,000	1,624,886
		9,529,230
Hong Kong — 0.1%
AIA Group, Ltd.
3.90%, 04/06/28 144A	200,000	212,776
CNAC HK Finbridge Co., Ltd.
3.13%, 06/19/22	440,000	442,274
4.63%, 03/14/23	200,000	205,096
		860,146
Indonesia — 0.2%
Indonesia Government International Bond
4.88%, 05/05/21	570,000	577,171
3.85%, 07/18/27 144A	500,000	506,483
3.50%, 01/11/28	450,000	445,877
5.25%, 01/08/47 144A	200,000	222,452
4.35%, 01/11/48	500,000	515,382
3.70%, 10/30/49Δ	580,000	581,187
		2,848,552
Ireland — 0.9%
AerCap Ireland Capital DAC
5.00%, 10/01/21	150,000	138,738
4.63%, 07/01/22	550,000	459,474
3.30%, 01/23/23	1,625,000	1,384,455
4.88%, 01/16/24	350,000	301,471
2.88%, 08/14/24Δ	3,100,000	2,473,074
3.50%, 01/15/25	600,000	487,434
4.45%, 10/01/25	800,000	678,594
AIB Group PLC
4.75%, 10/12/23 144A	950,000	949,940
Bank of Ireland
(Variable, EUR Swap Rate 5Y + 6.96%), 7.38%, 06/18/20(E) ρ ^	1,000,000	1,066,433
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20	1,723,000	1,694,279
3.37%, 11/15/25	2,772,000	2,763,795
4.42%, 11/15/35	250,000	267,838
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/21	1,000,000	992,404
SMBC Aviation Capital Finance DAC
4.13%, 07/15/23 144A	900,000	972,673
		14,630,602
	Par	Value
Isle of Man — 0.0%
Sasol Financing International, Ltd.
4.50%, 11/14/22	$370,000	$167,425
Israel — 0.1%
Israel Government International Bond
2.75%, 07/03/30	2,060,000	2,043,087
3.88%, 07/03/50	200,000	200,000
		2,243,087
Italy — 0.4%
Intesa Sanpaolo SpA
3.13%, 07/14/22 144A	580,000	554,096
3.38%, 01/12/23 144A	220,000	209,572
5.02%, 06/26/24 144A	1,310,000	1,285,559
3.25%, 09/23/24 144A Δ	1,400,000	1,307,803
5.71%, 01/15/26 144A	200,000	195,241
UniCredit SpA
6.57%, 01/14/22 144A	530,000	540,352
7.83%, 12/04/23 144A	3,100,000	3,314,632
		7,407,255
Japan — 0.9%
Aircastle, Ltd.
5.13%, 03/15/21	764,000	758,600
5.50%, 02/15/22	1,300,000	1,184,651
4.13%, 05/01/24	25,000	21,974
4.25%, 06/15/26	45,000	39,038
Development Bank of Japan, Inc.
1.63%, 09/01/21 144A	1,300,000	1,318,889
Japan Finance Organization for Municipalities
2.13%, 10/25/23 144A	2,200,000	2,296,209
Mitsubishi UFJ Financial Group, Inc.
2.95%, 03/01/21	250,000	249,892
3.00%, 02/22/22	180,000	183,560
3.76%, 07/26/23	35,000	36,242
3.74%, 03/07/29	65,000	69,694
3.75%, 07/18/39	700,000	658,666
Mitsubishi UFJ Lease & Finance Co., Ltd.
3.41%, 02/28/22 144A	1,500,000	1,494,870
Mizuho Financial Group, Inc.
(Variable, ICE LIBOR USD 3M + 0.83%), 2.23%, 05/25/26^	1,600,000	1,571,189
Nippon Life Insurance Co.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.61%), 3.40%, 01/23/50 144A ^	475,000	457,696
Panasonic Corporation
2.54%, 07/19/22 144A	1,302,000	1,280,206
Sumitomo Mitsui Financial Group, Inc.
2.06%, 07/14/21	260,000	258,102
4.44%, 04/02/24 144A	350,000	378,825
2.45%, 09/27/24	1,600,000	1,589,795
See Notes to Schedules of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Takeda Pharmaceutical Co., Ltd.
4.40%, 11/26/23	$1,700,000	$1,792,634
		15,640,732
Kazakhstan — 0.0%
KazMunayGas National Co. JSC
5.38%, 04/24/30 144A	200,000	197,800
Kuwait — 0.1%
Kuwait International Government Bond
3.50%, 03/20/27 144A	590,000	614,961
3.50%, 03/20/27	900,000	938,076
		1,553,037
Luxembourg — 0.1%
ArcelorMittal SA
3.60%, 07/16/24	300,000	273,975
6.13%, 06/01/25Δ	410,000	406,572
4.55%, 03/11/26	200,000	179,767
7.00%, 10/15/39	70,000	71,435
		931,749
Mexico — 0.6%
Banco Actinver SA
4.80%, 12/18/32 144A †††	1,530,000	1,434,773
Mexican Bonos
8.00%, 06/11/20(M)	5,120,000	216,437
10.00%, 12/05/24(M)	25,130,000	1,198,051
8.50%, 11/18/38(M)	13,560,000	604,614
7.75%, 11/13/42(M)	40,935,200	1,687,726
8.00%, 11/07/47(M)	62,150,000	2,618,618
Mexico City Airport Trust
3.88%, 04/30/28 144A	360,000	305,625
5.50%, 07/31/47Δ	200,000	165,039
5.50%, 07/31/47 144A	270,000	222,803
Mexico Government International Bond
4.50%, 04/22/29	200,000	205,902
4.50%, 01/31/50	270,000	268,518
Petroleos Mexicanos
5.13%, 03/15/23(E)	110,000	104,571
4.50%, 01/23/26Δ	211,000	155,505
6.88%, 08/04/26	200,000	154,209
6.50%, 03/13/27	230,000	171,633
5.95%, 01/28/31 144A	150,000	104,778
6.63%, 06/15/35	29,000	20,175
5.50%, 06/27/44	170,000	106,302
6.38%, 01/23/45	370,000	237,801
6.75%, 09/21/47	20,000	13,234
6.35%, 02/12/48	55,000	34,942
7.69%, 01/23/50 144A	269,000	188,382
6.95%, 01/28/60 144A	81,000	55,181
		10,274,819
Morocco & Antilles — 0.0%
OCP SA
4.50%, 10/22/25 144A	450,000	426,973
	Par	Value
Netherlands — 1.2%
ABN AMRO Bank NV
4.75%, 07/28/25 144A	$200,000	$201,668
Cooperatieve Rabobank UA
(Variable, EUR Swap Rate 5Y + 5.25%), 5.50%, 06/29/20(E) ρ ^	500,000	530,738
4.63%, 12/01/23	400,000	414,294
4.38%, 08/04/25	670,000	687,521
5.25%, 08/04/45	370,000	450,722
Deutsche Telekom International Finance BV
8.75%, 06/15/30	25,000	33,811
Enel Finance International NV
4.25%, 09/14/23 144A	1,500,000	1,537,286
Equate Petrochemical BV
4.25%, 11/03/26 144A	520,000	495,371
ING Groep NV
4.10%, 10/02/23	1,100,000	1,130,947
4.63%, 01/06/26 144A	1,600,000	1,689,415
Mylan NV
2.25%, 11/22/24(E)	1,500,000	1,657,278
3.95%, 06/15/26	1,710,000	1,691,178
NXP BV
3.88%, 09/01/22 144A	950,000	954,841
3.88%, 06/18/26 144A	65,000	63,371
Petrobras Global Finance BV
6.13%, 01/17/22	51,000	51,303
5.30%, 01/27/25	1,036,000	993,270
7.38%, 01/17/27	120,000	123,640
6.00%, 01/27/28	550,000	535,727
5.75%, 02/01/29	10,000	9,486
6.90%, 03/19/49	40,000	39,063
6.85%, 06/05/15π	550,000	525,418
Prosus NV
4.85%, 07/06/27 144A	420,000	402,442
3.68%, 01/21/30 144A	200,000	181,463
Shell International Finance BV
2.88%, 05/10/26	660,000	681,549
4.55%, 08/12/43	120,000	139,718
4.38%, 05/11/45	230,000	266,742
4.00%, 05/10/46	190,000	211,864
Syngenta Finance NV
3.70%, 04/24/20 144A	565,000	563,920
3.93%, 04/23/21 144A	2,350,000	2,215,130
4.44%, 04/24/23 144A	1,075,000	1,013,969
5.18%, 04/24/28 144A	200,000	171,026
		19,664,171
Nigeria — 0.0%
Nigeria Government International Bond
8.75%, 01/21/31Δ	210,000	152,828
Norway — 0.1%
Yara International ASA
4.75%, 06/01/28 144A	1,100,000	1,111,531

See Notes to Schedules of Investments.

	Par	Value
Panama — 0.0%
Panama Government International Bond
4.50%, 04/01/56	$280,000	$305,900
Peru — 0.0%
Peruvian Government International Bond
5.63%, 11/18/50Δ	330,000	495,101
Poland — 0.0%
Republic of Poland Government International Bond
4.00%, 01/22/24	780,000	851,723
Qatar — 0.3%
Qatar Government International Bond
3.38%, 03/14/24 144A	560,000	571,606
3.38%, 03/14/24	1,700,000	1,735,233
4.00%, 03/14/29 144A	460,000	493,851
4.82%, 03/14/49 144A	1,220,000	1,442,843
		4,243,533
Romania — 0.0%
Romanian Government International Bond
2.00%, 01/28/32(E) 144A	70,000	69,514
3.38%, 01/28/50(E) 144A	140,000	138,718
		208,232
Russia — 0.5%
Gazprom PJSC Via Gaz Capital SA
5.15%, 02/11/26 144A	340,000	356,500
7.29%, 08/16/37	100,000	128,094
Russian Federal Bond - OFZ
7.00%, 01/25/23(Q)	34,070,000	440,134
7.00%, 08/16/23(Q)	52,440,000	679,597
7.75%, 09/16/26(Q)	9,710,000	131,521
8.15%, 02/03/27(Q)	63,930,000	887,584
7.05%, 01/19/28(Q)	110,471,000	1,445,653
6.90%, 05/23/29(Q)	157,060,000	2,039,740
7.25%, 05/10/34(Q)	48,570,000	646,601
7.70%, 03/16/39(Q)	78,400,000	1,088,816
		7,844,240
Saudi Arabia — 0.1%
Saudi Arabian Oil Co.
2.75%, 04/16/22 144A	1,800,000	1,764,757
South Korea — 0.1%
Export-Import Bank of Korea
5.00%, 04/11/22	900,000	965,479
Spain — 0.6%
Banco Santander SA
(Floating, ICE LIBOR USD 3M + 1.12%), 2.97%, 04/12/23†	200,000	192,289
3.85%, 04/12/23	400,000	402,555
4.38%, 04/12/28	400,000	404,582
3.31%, 06/27/29	400,000	393,568
Spain Government Bond
0.60%, 10/31/29(E) 144A	4,000,000	4,400,748
	Par	Value
1.85%, 07/30/35(E) 144A	$3,100,000	$3,816,489
Telefonica Emisiones SA
4.57%, 04/27/23	500,000	513,675
5.21%, 03/08/47	400,000	450,348
		10,574,254
Supranational — 0.5%
African Development Bank
(Floating, ICE LIBOR USD 3M + 0.19%), 0.93%, 06/15/20†	2,700,000	2,695,513
2.31%, 07/14/21	6,000,000	6,113,808
		8,809,321
Sweden — 0.2%
Skandinaviska Enskilda Banken AB
(Floating, ICE LIBOR USD 3M + 0.43%), 2.12%, 05/17/21 144A †	2,900,000	2,805,562
Svenska Handelsbanken AB
3.35%, 05/24/21	250,000	253,090
		3,058,652
Switzerland — 0.9%
Credit Suisse AG
6.50%, 08/08/23 144A	225,000	230,019
Credit Suisse Group AG
(Variable, U.S. SOFR + 1.56%), 2.59%, 09/11/25 144A ^	250,000	237,904
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.33%), 7.25%, 09/12/25 144A ρ ^	400,000	363,278
4.28%, 01/09/28 144A	1,800,000	1,845,611
(Variable, ICE LIBOR USD 3M + 1.41%), 3.87%, 01/12/29 144A ^	1,625,000	1,646,686
(Variable, U.S. SOFR + 3.73%), 4.19%, 04/01/31 144A ^	955,000	979,925
Credit Suisse Group Funding Guernsey, Ltd.
3.45%, 04/16/21	800,000	805,303
3.80%, 09/15/22	1,300,000	1,318,915
4.55%, 04/17/26	2,440,000	2,561,573
UBS Group AG
3.00%, 04/15/21 144A	1,500,000	1,503,348
2.65%, 02/01/22 144A	300,000	295,562
3.49%, 05/23/23 144A	480,000	485,719
(Variable, USD Swap 5Y + 4.34%), 7.00%, 01/31/24 144A ρ ^	840,000	790,184
4.13%, 09/24/25 144A	440,000	457,935
4.25%, 03/23/28 144A	1,090,000	1,144,413
		14,666,375
Turkey — 0.1%
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A
4.20%, 03/15/27 144A	1,105,866	922,963
See Notes to Schedules of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
United Arab Emirates — 0.1%
Abu Dhabi Government International Bond
2.50%, 10/11/22 144A	$610,000	$613,761
3.13%, 10/11/27 144A	500,000	511,088
DP World PLC
5.63%, 09/25/48 144A	620,000	525,584
		1,650,433
United Kingdom — 2.3%
Anglo American Capital PLC
3.63%, 09/11/24 144A	700,000	659,841
4.00%, 09/11/27 144A	220,000	208,201
Barclays Bank PLC
7.63%, 11/21/22	1,700,000	1,739,933
Barclays PLC
(Floating, ICE LIBOR USD 3M + 2.11%), 3.84%, 08/10/21†	1,600,000	1,545,704
(Variable, ICE LIBOR USD 3M + 1.40%), 4.61%, 02/15/23^	950,000	961,556
(Variable, ICE LIBOR USD 3M + 1.90%), 4.97%, 05/16/29^	1,060,000	1,135,935
(Variable, ICE LIBOR USD 3M + 3.05%), 5.09%, 06/20/30Δ ^	750,000	785,195
BP Capital Markets PLC
3.56%, 11/01/21	30,000	30,270
3.81%, 02/10/24	330,000	333,406
3.54%, 11/04/24Δ	60,000	61,822
3.51%, 03/17/25	330,000	342,682
Gazprom PJSC via Gaz Finance PLC
3.25%, 02/25/30 144A	470,000	435,220
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	20,000	20,549
5.25%, 12/19/33(U)	100,000	168,290
Hammerson PLC REIT
3.50%, 10/27/25(U)	100,000	110,565
HSBC Bank PLC
4.75%, 01/19/21 144A	200,000	199,950
HSBC Holdings PLC
3.40%, 03/08/21	610,000	613,551
(Floating, ICE LIBOR USD 3M + 0.60%), 2.29%, 05/18/21†	400,000	391,857
(Floating, ICE LIBOR USD 3M + 1.50%), 2.94%, 01/05/22†	400,000	383,618
(Variable, ICE LIBOR USD 3M + 1.06%), 3.26%, 03/13/23^	300,000	300,008
(Variable, USD ICE Swap Rate 5Y + 3.45%), 6.25%, 03/23/23ρ ^	280,000	259,487
4.25%, 03/14/24	240,000	246,725
(Floating, ICE LIBOR USD 3M + 1.00%), 2.69%, 05/18/24†	300,000	279,955
(Variable, ICE LIBOR USD 3M + 1.21%), 3.80%, 03/11/25^	625,000	643,773
4.25%, 08/18/25	220,000	227,605
(Variable, ICE LIBOR USD 3M + 1.55%), 4.04%, 03/13/28^	300,000	305,722
(Variable, USD ICE Swap Rate 5Y + 3.61%), 6.50%, 03/23/28ρ ^	540,000	505,340
	Par	Value
(Variable, ICE LIBOR USD 3M + 1.53%), 4.58%, 06/19/29^	$800,000	$849,467
4.95%, 03/31/30	400,000	437,321
(Variable, ICE LIBOR USD 3M + 1.61%), 3.97%, 05/22/30^	400,000	410,517
6.50%, 09/15/37	500,000	602,879
Lloyds Bank PLC
(Step to 0.00% on 04/02/22), 7.50%, 04/02/32 STEP	2,000,000	1,807,118
Lloyds Banking Group PLC
(Variable, ICE LIBOR USD 3M + 1.25%), 2.86%, 03/17/23^	1,900,000	1,875,293
3.90%, 03/12/24	210,000	212,901
4.38%, 03/22/28	800,000	854,123
4.55%, 08/16/28	230,000	239,948
(Variable, ICE LIBOR USD 3M + 1.21%), 3.57%, 11/07/28^	200,000	198,838
Nationwide Building Society
(Variable, ICE LIBOR USD 3M + 1.06%), 3.77%, 03/08/24 144A ^	2,000,000	1,939,761
(Variable, ICE LIBOR USD 3M + 1.39%), 4.36%, 08/01/24 144A ^	1,300,000	1,307,874
(Variable, ICE LIBOR USD 3M + 1.86%), 3.96%, 07/18/30 144A ^	1,875,000	1,897,493
Reckitt Benckiser Treasury Services PLC
2.75%, 06/26/24 144A	600,000	595,676
Royal Bank of Scotland Group PLC
2.50%, 03/22/23(E)	1,400,000	1,533,454
(Floating, ICE LIBOR USD 3M + 1.47%), 3.16%, 05/15/23†	1,300,000	1,235,196
(Variable, ICE LIBOR USD 3M + 1.48%), 3.50%, 05/15/23^	429,000	424,035
3.88%, 09/12/23	579,000	595,400
6.00%, 12/19/23	110,000	115,521
5.13%, 05/28/24	280,000	287,285
(Variable, ICE LIBOR USD 3M + 1.55%), 4.52%, 06/25/24^	2,205,000	2,223,619
(Variable, ICE LIBOR USD 3M + 1.76%), 4.27%, 03/22/25^	1,215,000	1,267,428
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.10%), 3.75%, 11/01/29^	200,000	185,175
Santander UK PLC
2.88%, 06/18/24	925,000	925,133
Severn Trent Utilities Finance PLC
6.25%, 06/07/29(U)	100,000	164,746
Society of Lloyd's
4.75%, 10/30/24(U)	100,000	126,762
Standard Chartered PLC
(Variable, ICE LIBOR USD 3M + 1.15%), 4.25%, 01/20/23 144A ^	1,000,000	1,013,921
Vodafone Group PLC
3.75%, 01/16/24	2,300,000	2,399,092
4.38%, 05/30/28	480,000	507,991

See Notes to Schedules of Investments.

	Par	Value
6.15%, 02/27/37	$10,000	$11,630
		39,142,357
Total Foreign Bonds (Cost $226,190,389)		214,366,125
FOREIGN GOVERNMENT INFLATION-LINKED BOND — 1.1%
Japan — 1.1%
Japanese Government CPI Linked Bond
0.10%, 03/10/29(J) (Cost $19,044,031)	1,998,889,140	18,564,164
LOAN AGREEMENTS — 0.7%
1011778 B.C. Unlimited Liability Company Term B-4 Loan
(Floating, ICE LIBOR USD 1M+ 1.75%), 2.74%, 11/19/26†	119,700	111,022
Allied Universal Holdco LLC Initial Term Loan
(Floating, ICE LIBOR USD 1M+ 4.25%), 5.24%, 07/10/26†	199,472	185,509
APi Group DE, Inc. Initial Term Loan
(Floating, ICE LIBOR USD 1M+ 2.50%), 3.49%, 10/01/26†	230,000	199,094
Asurion LLC New B-7 Term Loan
(Floating, ICE LIBOR USD 1M+ 3.00%), 3.99%, 11/03/24†	267,232	257,879
athenahealth, Inc. Term B Loan
(Floating, ICE LIBOR USD 3M+ 4.50%), 5.28%, 02/11/26†	785,990	738,831
Atlantic Aviation FBO, Inc. Term Loan
(Floating, ICE LIBOR USD 1M+ 3.75%), 4.74%, 12/06/25†	88,875	85,320
Charter Communications Operating LLC Term B-1 Loan
(Floating, ICE LIBOR USD 1M+ 1.75%), 2.74%, 04/30/25†	156,494	151,408
DCert Buyer, Inc. Initial Term Loan
(Floating, ICE LIBOR USD 1M+ 4.00%), 4.99%, 10/16/26†	440,000	395,635
Diamond Sports Group LLC Term Loan
(Floating, ICE LIBOR USD 1M+ 3.25%), 4.18%, 08/24/26†	109,450	85,918
Elanco Animal Health, Inc. Term Loan B
0.00%, 02/04/27† Σ	520,000	497,900
EyeCare Partners LLC Initial Delayed Draw Term Loan
0.00%, 02/18/27† Σ	77,568	63,735
EyeCare Partners LLC Initial Term Loan
0.00%, 02/18/27† Σ	332,432	273,148
Focus Financial Partners LLC Tranche B-3 Term Loan
(Floating, ICE LIBOR USD 1M+ 2.00%), 2.99%, 07/03/24†	338,455	309,121
Four Seasons Holdings, Inc. Term Loan 2013
(Floating, ICE LIBOR USD 1M+ 2.00%), 2.99%, 11/30/23†	49,743	45,501
	Par	Value
Froneri International, Ltd. Facility B2
(Floating, ICE LIBOR USD 1M+ 2.25%), 3.24%, 01/29/27†	$280,000	$268,800
Genesee & Wyoming, Inc. Initial Term Loan
(Floating, ICE LIBOR USD 3M+ 2.00%), 3.45%, 12/30/26†	60,000	57,900
Global Medical Response, Inc. 2018 Term Loan
(Floating, ICE LIBOR USD 2M+ 3.25%, 1.00% Floor), 4.93%, 04/28/22†	457,109	427,397
HCA, Inc. Tranche B-12 Term Loan
(Floating, ICE LIBOR USD 1M+ 1.75%), 2.74%, 03/13/25†	1,055,656	1,011,673
Hilton Worldwide Finance LLC Refinanced Series B-2 Term Loan
(Floating, ICE LIBOR USD 1M+ 1.75%), 2.70%, 06/22/26†	798,355	760,433
iHeartCommunications, Inc. New Term Loan
(Floating, ICE LIBOR USD 1M+ 3.00%), 3.99%, 05/01/26†	188,367	160,407
Jane Street Group LLC New Dollar Term Loan
(Floating, ICE LIBOR USD 3M+ 3.00%), 4.61%, 01/31/25†	296,097	268,708
Level 3 Financing, Inc. Tranche B 2027 Term Loan
(Floating, ICE LIBOR USD 1M+ 1.75%), 2.74%, 03/01/27†	107,945	101,806
LifePoint Health, Inc. Term B Loan
(Floating, ICE LIBOR USD 1M+ 3.75%), 4.74%, 11/16/25†	158,845	148,322
McAfee LLC Term B USD Loan
(Floating, ICE LIBOR USD 1M+ 3.75%), 4.69%, 09/30/24†	635,269	600,329
Michaels Stores, Inc. 2018 New Replacement Term B Loan
(Floating, ICE LIBOR USD 1M+ 2.50%, 1.00% Floor), 3.50%, 01/30/23†	314,176	265,478
(Floating, ICE LIBOR USD 3M+ 2.50%, 1.00% Floor), 3.56%, 01/30/23†	189,307	159,964
(Floating, ICE LIBOR USD 3M+ 2.50%, 1.00% Floor), 3.57%, 01/30/23†	182,222	153,978
MPH Acquisition Holdings LLC Initial Term Loan
(Floating, ICE LIBOR USD 3M+ 2.75%, 1.00% Floor), 4.20%, 06/07/23†	606,397	545,757
Nexstar Broadcasting, Inc. Term B-4 Loan
(Floating, ICE LIBOR USD 1M+ 2.75%), 4.33%, 09/18/26†	721,071	679,970
Option Care Health, Inc. Term B Loan
(Floating, ICE LIBOR USD 1M+ 4.50%), 5.49%, 08/06/26†	269,325	227,580
See Notes to Schedules of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Panther BF Aggregator 2 L P Initial Dollar Term Loan
(Floating, ICE LIBOR USD 1M+ 3.50%), 4.44%, 04/30/26†	$369,075	$339,549
Reynolds Consumer Products LLC Initial Term Loan
(Floating, ICE LIBOR USD 3M+ 1.75%), 3.50%, 02/04/27†	570,000	541,215
RPI 2019 Intermediate Finance Trust Term Loan B
(Floating, ICE LIBOR USD 1M+ 1.75%), 2.74%, 02/11/27†	628,425	587,577
Univision Communications, Inc. 2017 Replacement Repriced Term Loan
(Floating, ICE LIBOR USD 1M+ 2.75%, 1.00% Floor), 3.75%, 03/15/24†	119,566	102,901
VFH Parent LLC Initial Term Loan
(Floating, ICE LIBOR USD 1M+ 3.00%), 4.01%, 03/01/26†	175,443	162,175
Total Loan Agreements (Cost $11,910,702)		10,971,940
MORTGAGE-BACKED SECURITIES — 47.7%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A
(Floating, ICE LIBOR USD 1M + 0.88%, 0.88% Floor), 1.58%, 09/15/34 144A †	1,200,000	1,146,951
Aggregator of Loans Backed by Assets PLC, Series 2015-1, Class A
(Floating, ICE LIBOR GBP 1M + 1.25%), 1.49%, 04/24/49(U) †	515,643	640,725
Alba PLC, Series 2007-1, Class A3
(Floating, ICE LIBOR GBP 3M + 0.17%), 0.68%, 03/17/39(U) †	663,520	723,793
Alternative Loan Trust, Series 2006-OA11, Class A1B
(Floating, ICE LIBOR USD 1M + 0.19%, 0.19% Floor), 1.14%, 09/25/46†	323,348	272,793
American Home Mortgage Investment Trust, Series 2005-2, Class 4A1
(Floating, ICE LIBOR USD 6M + 1.50%, 1.50% Floor, 11.00% Cap), 3.03%, 09/25/45†	265,050	254,571
Balloon Pool TBA
2.06%, 03/01/30 TBA	100,000	104,538
2.26%, 03/01/30 TBA	400,000	414,313
2.14%, 03/26/30 TBA	100,000	102,063
1.70%, 04/01/30 TBA	100,000	102,023
1.85%, 04/01/32 TBA	100,000	102,125
1.95%, 04/01/32 TBA	100,000	103,801
Banc of America Funding Trust, Series 2005-D, Class A1
4.41%, 05/25/35† γ	361,093	340,406
Banc of America Mortgage Trust, Series 2004-F, Class 1A1
4.67%, 07/25/34† γ	44,597	39,255
	Par	Value
Bancorp Commercial Mortgage, Series 2018-CRE4, Class A
(Floating, ICE LIBOR USD 1M + 0.90%, 0.95% Floor), 1.60%, 09/15/35 144A †	$586,259	$523,683
BANK, Series 2017-BNK9, Class XA
0.81%, 11/15/54† IO γ	9,895,051	457,195
BBCCRE Trust, Series 2015-GTP, Class A
3.97%, 08/10/33 144A	1,600,000	1,634,579
BBCCRE Trust, Series 2015-GTP, Class D
4.56%, 08/10/33 144A † γ	390,000	342,425
BBCMS Trust, Series 2015-STP, Class A
3.32%, 09/10/28 144A	878,024	876,121
BCAP LLC, Series 2014-RR2, Class 7A1
(Floating, ICE LIBOR USD 1M + 0.20%, 0.20% Floor), 1.83%, 01/26/38 144A †	589,879	568,634
Bear Stearns ALT-A Trust, Series 2005-4, Class 23A2
3.88%, 05/25/35† γ	132,320	120,169
Bear Stearns ARM Trust, Series 2002-11, Class 1A1
4.00%, 02/25/33† γ	6,675	5,911
Bear Stearns ARM Trust, Series 2004-2, Class 24A
2.75%, 05/25/34	18,256	14,421
Bear Stearns Structured Products, Inc. Trust, Series 2007-R6, Class 1A1
3.73%, 01/26/36† γ	369,953	283,249
Brunel Residential Mortgage Securitisation No. 1 PLC, Series 2007-1X, Class A4B
(Floating, ICE LIBOR GBP 3M + 0.22%), 0.97%, 01/13/39(U) †	240,911	284,055
BX Commercial Mortgage Trust, Series 2018-IND, Class H
(Floating, ICE LIBOR USD 1M + 3.00%, 3.00% Floor), 3.70%, 11/15/35 144A †	2,534,000	1,899,381
BX Commercial Mortgage Trust, Series 2019-XL, Class F
(Floating, ICE LIBOR USD 1M + 2.00%, 2.00% Floor), 2.70%, 10/15/36 144A †	1,404,439	1,242,683
CHL Mortgage Pass-Through Trust, Series 2003-58, Class 2A2
4.09%, 02/19/34† γ	201,724	179,560
CHL Mortgage Pass-Through Trust, Series 2004-HYB5, Class 2A1
4.12%, 04/20/35† γ	275,273	240,785
CHT Mortgage Trust, Series 2017-CSMO, Class A
(Floating, ICE LIBOR USD 1M + 0.93%, 0.93% Floor), 1.63%, 11/15/36 144A †	310,000	267,745

See Notes to Schedules of Investments.

	Par	Value
Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class A5
2.87%, 08/10/56	$1,450,000	$1,530,531
COMM Mortgage Trust, Series 2013-CR12, Class AM
4.30%, 10/10/46	50,000	52,131
COMM Mortgage Trust, Series 2013-CR12, Class B
4.76%, 10/10/46	40,000	40,731
COMM Mortgage Trust, Series 2013-CR12, Class C
5.07%, 10/10/46† γ	20,000	18,778
COMM Mortgage Trust, Series 2013-CR6, Class B
3.40%, 03/10/46 144A	390,000	387,160
COMM Mortgage Trust, Series 2014-277P, Class A
3.61%, 08/10/49 144A † γ	160,000	167,093
COMM Mortgage Trust, Series 2015-DC1, Class C
4.31%, 02/10/48† γ	80,000	70,968
Connecticut Avenue Securities Trust, Series 2018-R07, Class 1M2
(Floating, ICE LIBOR USD 1M + 2.40%), 3.35%, 04/25/31 144A †	490,885	425,041
Connecticut Avenue Securities Trust, Series 2019-R02, Class 1M2
(Floating, ICE LIBOR USD 1M + 2.30%, 2.30% Floor), 3.25%, 08/25/31 144A †	621,313	520,651
CSMC Trust, Series 2010-16, Class B9
4.09%, 06/25/50 144A † γ	2,149,012	1,535,878
CSMC Trust, Series 2018-J1, Class A2
3.50%, 02/25/48 144A † γ	3,480,182	3,559,731
CSMC, Series 2017-TIME, Class A
3.65%, 11/13/39 144A	530,000	447,674
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series, Series 2006-AR1, Class 3A1
3.71%, 02/25/36† γ	675,259	605,686
Exantas Capital Corporation, Ltd., Series 2018-RSO6, Class A
(Floating, ICE LIBOR USD 1M + 0.83%, 0.83% Floor), 1.63%, 06/15/35 144A †	81,601	81,586
Fannie Mae Connecticut Avenue Securities, Series 2018-C01
(Floating, ICE LIBOR USD 1M + 2.25%, 2.25% Floor), 3.20%, 07/25/30†	200,000	175,257
Fannie Mae Connecticut Avenue Securities, Series 2018-C03
(Floating, ICE LIBOR USD 1M + 2.15%, 2.15% Floor), 3.10%, 10/25/30†	190,000	160,185
Federal Home Loan Mortgage Corporation
8.00%, 08/01/24	429	465
5.50%, 02/01/27	19,281	21,131
	Par	Value
4.50%, 10/01/29	$1,611	$1,757
7.50%, 11/01/29	2,752	3,256
7.50%, 12/01/29	2,926	3,429
7.50%, 02/01/31	3,961	4,202
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.23%, 2.23% Floor, 11.36% Cap), 4.61%, 07/01/31†	2,667	2,699
7.50%, 11/01/31	7,438	7,466
(Floating, ICE LIBOR USD 1Y + 1.98%, 1.98% Floor, 10.50% Cap), 4.85%, 04/01/32†	994	1,003
3.50%, 08/01/33	619,069	663,750
5.00%, 08/01/33	3,418	3,790
5.00%, 09/01/33	698	773
5.00%, 10/01/33	1,811	2,006
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.37%, 2.37% Floor, 9.18% Cap), 4.47%, 03/01/34†	738	748
5.00%, 12/01/34	57,349	63,497
5.50%, 05/01/35	174,368	191,914
5.00%, 07/01/35	2,947	3,271
5.00%, 11/01/35	85,495	95,177
5.50%, 11/01/35	22,057	24,978
5.00%, 12/01/35	8,030	8,970
6.00%, 02/01/36	186,583	206,862
5.00%, 02/01/37	7,965	8,866
5.50%, 07/01/37	21,823	24,776
3.00%, 02/01/38	237,332	250,327
3.00%, 04/01/38	156,111	164,775
5.50%, 04/01/38	5,411	6,142
7.00%, 03/01/39	12,755	15,243
4.50%, 06/01/39	67,020	73,544
6.50%, 09/01/39	27,151	32,199
4.00%, 02/01/41	47,020	50,829
5.00%, 06/01/41	2,338	2,547
3.50%, 10/01/42	101,604	108,672
4.00%, 10/01/42	39,963	43,899
3.50%, 11/01/42	213,976	228,746
3.50%, 12/01/42	60,822	65,054
3.50%, 01/01/43	315,286	337,277
3.50%, 02/01/43	204,794	218,945
3.50%, 03/01/43	508,655	543,866
4.00%, 04/01/43	99,539	109,427
3.50%, 05/01/43	354,535	380,909
4.00%, 05/01/43	45,486	50,290
4.00%, 06/01/43	55,923	61,829
4.00%, 07/01/43	177,427	195,524
4.00%, 08/01/43	97,943	107,736
4.50%, 12/01/43	675,950	753,040
3.50%, 02/01/44	52,704	56,373
4.50%, 02/01/44	553,201	616,266
4.50%, 03/01/44	163,408	182,060
3.50%, 03/01/45	561,783	600,867
4.00%, 12/01/45	377,690	409,042
3.50%, 06/01/46	65,087	69,606
4.00%, 09/01/46	1,197,390	1,291,654
4.50%, 01/01/47	539,903	588,420
See Notes to Schedules of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
3.50%, 04/01/47	$10,046,307	$10,738,122
3.50%, 06/01/47	72,140	76,870
4.00%, 07/01/47	554,760	595,248
5.00%, 07/01/47	348,684	378,290
4.00%, 08/01/47	135,513	146,079
3.00%, 09/01/47	1,088,028	1,151,939
3.50%, 09/01/47	1,149,720	1,220,816
3.50%, 02/01/48	298,741	317,172
4.00%, 03/01/48	1,619,447	1,743,808
3.50%, 04/01/48	1,669,534	1,772,422
4.00%, 04/01/48	2,176,219	2,336,400
4.00%, 05/01/48	1,386,099	1,484,001
3.50%, 06/01/48	496,369	526,795
4.00%, 06/01/48	318,219	340,013
4.50%, 08/01/48	1,631,958	1,790,536
5.00%, 08/01/48	318,067	344,310
3.00%, 09/01/48	174,296	184,425
4.00%, 09/01/48	4,581,814	4,888,105
4.50%, 09/01/48	641,665	691,309
3.50%, 10/01/48	67,823	71,707
5.00%, 10/01/48	264,807	286,665
4.00%, 11/01/48	1,107,782	1,183,874
5.00%, 11/01/48	184,878	200,039
5.00%, 01/01/49	1,009,979	1,091,333
3.50%, 02/01/49	628,088	664,064
3.00%, 03/01/49	154,284	161,926
3.50%, 03/01/49	2,175,010	2,300,140
3.50%, 05/01/49	441,469	467,034
4.00%, 05/01/49	1,907,958	2,035,438
3.00%, 07/01/49	378,485	398,647
3.00%, 08/01/49	378,197	397,592
3.00%, 09/01/49	5,153,755	5,423,660
3.00%, 10/01/49	1,058,531	1,113,742
5.00%, 10/01/49	16,874,102	18,219,356
3.50%, 11/01/49	979,436	1,039,207
4.00%, 11/01/49	559,822	598,383
3.00%, 12/01/49	5,840,644	6,131,500
3.50%, 12/01/49	686,281	727,589
3.00%, 01/01/50	2,566,167	2,701,608
3.50%, 01/01/50	992,332	1,050,338
3.00%, 02/01/50	2,089,218	2,196,826
3.50%, 02/01/50	796,413	847,066
4.00%, 02/01/50	199,279	213,020
4.50%, 02/01/50	296,382	320,269
3.00%, 03/01/50	3,590,322	3,778,476
3.50%, 03/01/50	300,000	317,689
4.00%, 03/01/50	200,000	214,402
4.50%, 03/01/50	100,000	107,892
4.50%, 04/01/50	397,223	429,238
Federal Home Loan Mortgage Corporation Reference REMIC, Series R007
6.00%, 05/15/36	132,811	158,148
Federal Home Loan Mortgage Corporation REMIC, Series 3325
(Floating, ICE LIBOR USD 1M + 0.50%, 0.50% Floor, 6.75% Cap), 1.20%, 06/15/37†	90,611	90,134
	Par	Value
Federal Home Loan Mortgage Corporation REMIC, Series 3621
(Floating, 6.23% - ICE LIBOR USD 1M, 6.23% Cap), 5.53%, 01/15/40† IO	$181,471	$36,179
Federal Home Loan Mortgage Corporation REMIC, Series 3947
(Floating, 5.95% - ICE LIBOR USD 1M, 5.95% Cap), 5.25%, 10/15/41† IO	119,176	19,025
Federal Home Loan Mortgage Corporation REMIC, Series 3973
(Floating, 6.49% - ICE LIBOR USD 1M, 6.49% Cap), 5.79%, 12/15/41† IO	235,806	48,962
Federal Home Loan Mortgage Corporation REMIC, Series 4099
(Floating, 6.00% - ICE LIBOR USD 1M, 6.00% Cap), 5.30%, 08/15/42† IO	193,446	31,634
Federal Home Loan Mortgage Corporation REMIC, Series 4194
3.50%, 04/15/43 IO	340,048	35,533
Federal Home Loan Mortgage Corporation REMIC, Series 4210
3.00%, 05/15/43	360,530	371,480
Federal Home Loan Mortgage Corporation REMIC, Series 4239
3.50%, 06/15/27 IO	218,931	15,872
Federal Home Loan Mortgage Corporation REMIC, Series 4298
4.00%, 04/15/43 IO	182,299	10,687
Federal Home Loan Mortgage Corporation REMIC, Series 4310
(Floating, 5.95% - ICE LIBOR USD 1M, 5.95% Cap), 5.25%, 02/15/44† IO	92,663	13,897
Federal Home Loan Mortgage Corporation REMIC, Series 4335
(Floating, 6.00% - ICE LIBOR USD 1M, 6.00% Cap), 5.30%, 05/15/44† IO	96,617	19,723
Federal Home Loan Mortgage Corporation REMIC, Series 4415
2.35%, 04/15/41† IO γ	115,099	5,620
Federal Home Loan Mortgage Corporation REMIC, Series 4638
(Floating, ICE LIBOR USD 1M + 0.44%, 9999.00% Cap), 2.10%, 07/15/40†	298,595	298,415
Federal Home Loan Mortgage Corporation REMIC, Series 4793
3.00%, 05/15/48	943,059	993,426
3.00%, 06/15/48	706,644	737,108
Federal Home Loan Mortgage Corporation REMIC, Series 4813
3.00%, 08/15/48	680,868	704,431
Federal Home Loan Mortgage Corporation STRIP, Series 353
(Floating, 6.00% - ICE LIBOR USD 1M, 6.00% Cap), 5.30%, 12/15/46† IO	350,314	70,308

See Notes to Schedules of Investments.

	Par	Value
Federal National Mortgage Association
9.50%, 05/01/22	$37	$37
(Floating, COF 11th District San Francisco + 1.25%, 1.25% Floor, 12.75% Cap), 2.35%, 07/01/22†	697	694
5.50%, 09/01/23	10,676	11,160
5.50%, 10/01/23	2,627	2,744
5.00%, 06/01/24	67,253	72,599
9.50%, 07/01/24	23	23
2.81%, 04/01/25	50,000	54,159
5.50%, 05/01/25	2,207	2,268
(Floating, COF 11th District San Francisco + 1.25%, 1.25% Floor, 12.05% Cap), 2.29%, 07/01/27†	6,970	6,922
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.13%, 2.13% Floor, 11.81% Cap), 4.46%, 08/01/27†	10,164	10,270
(Floating, COF 11th District San Francisco + 1.25%, 1.25% Floor, 10.62% Cap), 2.29%, 11/01/27 CONV †	8,023	7,958
2.84%, 01/01/28	820,000	905,555
3.08%, 01/01/28	140,000	156,557
3.64%, 11/01/28	100,000	115,423
3.07%, 01/01/29	100,000	112,352
3.30%, 04/01/29	100,000	114,432
3.16%, 05/01/29	148,433	167,383
3.19%, 05/01/29	98,681	111,312
3.24%, 05/01/29	180,000	205,206
3.26%, 05/01/29	110,000	125,314
3.35%, 05/01/29	60,000	68,835
3.16%, 06/01/29	5,900,000	6,702,444
2.74%, 08/01/29	100,000	110,230
2.79%, 08/01/29	500,000	554,959
2.52%, 10/01/29	60,000	64,958
2.26%, 02/01/30	100,000	106,720
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.64%, 2.64% Floor, 12.39% Cap), 5.01%, 02/01/30†	49,333	49,817
2.06%, 03/01/30	200,000	210,042
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.38%, 2.38% Floor, 10.65% Cap), 4.41%, 06/01/30 CONV †	10,640	10,754
8.00%, 10/01/30	8,057	9,814
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.51%, 2.51% Floor, 12.62% Cap), 4.38%, 12/01/30 CONV †	3,191	3,228
(Floating, COF 11th District San Francisco + 1.25%, 1.25% Floor, 10.55% Cap), 2.29%, 01/01/31†	4,519	4,460
4.50%, 04/01/31	36,877	40,374
3.31%, 05/01/31	100,000	115,707
4.50%, 05/01/31	130,736	143,136
	Par	Value
4.50%, 06/01/31	$40,900	$44,773
2.87%, 07/01/31	100,000	111,827
2.77%, 08/01/31	700,000	777,261
2.80%, 08/01/31	200,000	222,763
2.81%, 08/01/31	200,000	223,083
2.84%, 08/01/31	100,000	111,691
2.85%, 08/01/31	200,000	223,757
2.86%, 08/01/31	100,000	112,201
2.87%, 08/01/31	200,000	223,900
2.92%, 08/01/31	100,000	111,990
2.67%, 09/01/31	200,000	219,903
2.24%, 10/01/31	100,000	106,093
4.50%, 11/01/31	60,140	66,144
6.00%, 11/01/31	1,660	1,901
4.50%, 12/01/31	92,992	102,237
6.00%, 01/01/32	50,632	56,229
2.32%, 02/01/32	100,000	107,040
6.00%, 03/01/32	2,208	2,455
6.00%, 04/01/32	97,977	109,002
(Floating, COF 11th District San Francisco + 1.25%, 1.25% Floor, 10.95% Cap), 2.29%, 06/01/32†	6,211	6,124
(Floating, COF 11th District San Francisco + 1.25%, 1.25% Floor, 12.22% Cap), 2.35%, 08/01/32†	6,314	6,228
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.13%, 2.13% Floor, 9.75% Cap), 3.63%, 02/01/33†	853	862
(Floating, COF 11th District San Francisco + 1.25%, 1.25% Floor, 11.95% Cap), 2.35%, 05/01/33†	9,332	9,232
5.00%, 07/01/33	17,534	19,452
5.00%, 09/01/33	21,268	23,597
3.50%, 05/01/34	116,452	126,497
2.67%, 10/01/34	100,000	108,952
6.00%, 10/01/34	25,197	27,938
(Floating, ICE LIBOR USD 1Y + 1.55%, 1.55% Floor, 9.67% Cap), 3.55%, 12/01/34†	12,501	12,682
6.00%, 05/01/35	318,883	365,742
6.00%, 07/01/35	67,495	76,210
5.50%, 09/01/35	32,338	35,434
5.00%, 10/01/35	59,347	65,861
6.00%, 10/01/35	13,667	15,670
(Floating, COF 11th District San Francisco + 1.25%, 1.25% Floor, 10.54% Cap), 2.29%, 11/01/35†	2,933	2,937
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.95%, 1.95% Floor, 8.99% Cap), 4.01%, 11/01/35†	28,091	28,421
6.00%, 11/01/35	191,908	213,837
5.50%, 04/01/36	3,199	3,534
See Notes to Schedules of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
(Floating, COF 11th District San Francisco + 1.25%, 3.90% Floor, 12.91% Cap), 4.11%, 05/01/36†	$23,982	$24,695
5.50%, 11/01/36	48,678	55,281
5.50%, 03/01/37	2,976	3,380
6.00%, 07/01/37	494,637	569,946
6.50%, 10/01/37	41,030	47,399
7.00%, 10/01/37	1,288	1,498
7.00%, 11/01/37	4,866	5,521
(Floating, COF 11th District San Francisco + 1.25%, 1.25% Floor, 10.65% Cap), 2.29%, 12/01/37†	18,552	18,371
3.00%, 12/01/37	153,334	162,432
7.00%, 12/01/37	3,200	3,922
(Floating, COF 11th District San Francisco + 1.25%, 1.25% Floor, 10.53% Cap), 2.29%, 01/01/38†	11,302	11,239
7.00%, 02/01/38	1,685	1,944
4.50%, 03/01/38	3,402	3,687
4.50%, 04/01/38	59,647	65,361
5.00%, 04/01/38	59,474	66,173
5.00%, 06/01/38	66,320	73,652
5.50%, 08/01/38	34,830	39,550
7.00%, 11/01/38	13,185	15,745
7.00%, 02/01/39	5,689	6,667
6.00%, 12/01/39	203,230	234,560
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor, 9.70% Cap), 3.45%, 06/01/40†	24,069	23,800
3.45%, 10/01/40†	82,364	82,355
(Floating, COF 11th District San Francisco + 1.25%, 1.25% Floor, 10.25% Cap), 2.29%, 11/01/40†	7,188	7,111
4.50%, 04/01/41	90,530	99,343
4.50%, 08/01/41	46,456	50,994
4.50%, 11/01/41	227,406	248,727
4.00%, 06/01/42	33,328	36,070
3.50%, 09/01/42	42,625	45,575
4.00%, 10/01/42	148,922	163,535
2.50%, 11/01/42	19,601	20,441
4.00%, 11/01/42	1,404,051	1,541,665
2.50%, 12/01/42	14,492	15,114
3.00%, 12/01/42	14,288	15,191
3.50%, 12/01/42	67,136	72,157
4.00%, 12/01/42	96,416	104,436
2.50%, 01/01/43	14,429	15,047
3.00%, 01/01/43	262,897	280,014
3.50%, 01/01/43	1,327,875	1,419,783
2.50%, 02/01/43	18,779	19,584
2.50%, 03/01/43	1,322,279	1,378,929
3.00%, 03/01/43	166,457	176,935
3.50%, 03/01/43	568,245	610,613
2.50%, 04/01/43	1,095,033	1,141,946
3.00%, 04/01/43	249,596	265,377
4.00%, 04/01/43	47,741	52,410
	Par	Value
2.50%, 05/01/43	$23,624	$24,636
3.00%, 05/01/43	159,694	169,797
2.50%, 06/01/43	21,348	22,263
3.00%, 06/01/43	49,619	52,758
4.00%, 06/01/43	421,497	460,641
3.00%, 07/01/43	422,064	448,713
4.00%, 07/01/43	442,353	482,471
2.50%, 08/01/43	807,343	841,936
4.00%, 08/01/43	146,609	161,151
4.50%, 09/01/43	425,978	467,985
2.50%, 10/01/43	25,804	26,902
4.50%, 10/01/43	151,616	168,709
4.50%, 11/01/43	98,269	109,333
4.50%, 12/01/43	144,233	160,596
4.50%, 01/01/44	88,957	99,028
4.50%, 02/01/44	637,721	694,712
4.50%, 10/01/44	340,431	373,627
4.00%, 01/01/45	134,289	146,255
4.50%, 02/01/45	906,081	1,012,328
3.50%, 04/01/45	1,159,802	1,237,781
4.50%, 04/01/45	495,737	543,427
4.50%, 05/01/45	55,412	61,501
3.50%, 06/01/45	516,094	550,662
4.50%, 06/01/45	630,319	688,449
3.00%, 11/01/45	1,311,894	1,388,642
3.50%, 12/01/45	189,295	202,366
3.50%, 01/01/46	371,676	398,173
3.00%, 05/01/46	489,701	518,553
3.00%, 07/01/46	561,648	594,162
3.00%, 08/01/46	1,052,967	1,114,606
3.00%, 09/01/46	457,858	484,054
3.00%, 10/01/46	72,807	76,947
3.00%, 11/01/46	2,682,185	2,834,002
4.50%, 11/01/46	581,425	634,652
5.00%, 11/01/46	816,815	892,447
3.50%, 12/01/46	753,978	810,088
3.00%, 01/01/47	308,202	325,518
3.50%, 02/01/47	4,694,816	5,003,910
4.50%, 03/01/47	726,102	789,552
4.00%, 04/01/47	585,338	630,622
4.00%, 05/01/47	142,546	153,568
4.50%, 06/01/47	695,768	762,577
4.50%, 07/01/47	1,235,975	1,345,270
3.00%, 09/01/47	1,244,330	1,315,908
3.50%, 09/01/47	17,850,387	19,145,672
3.50%, 10/01/47	18,332,327	19,662,600
3.50%, 11/01/47	23,222,667	24,906,259
4.50%, 11/01/47	281,627	306,469
3.50%, 12/01/47	23,698,073	25,412,853
4.00%, 12/01/47	488,070	531,494
4.00%, 01/01/48	501,298	545,899
3.50%, 02/01/48	2,002,966	2,125,622
4.00%, 02/01/48	1,672,958	1,817,057
4.00%, 03/01/48	1,391,011	1,507,285
5.00%, 05/01/48	294,022	318,490
3.50%, 06/01/48	1,612,219	1,709,818
4.00%, 06/01/48	839,114	913,355

See Notes to Schedules of Investments.

	Par	Value
3.50%, 07/01/48	$1,352,750	$1,429,308
4.00%, 07/01/48	1,660,810	1,803,344
3.50%, 08/01/48	9,031,687	9,673,679
4.00%, 08/01/48	5,035,116	5,421,410
4.00%, 09/01/48	1,587,494	1,695,968
4.50%, 09/01/48	811,662	890,194
4.50%, 10/01/48	336,602	362,921
5.00%, 10/01/48	871,987	942,524
4.00%, 11/01/48	1,718,070	1,833,125
4.50%, 11/01/48	126,838	136,598
5.00%, 11/01/48	5,047,946	5,564,293
4.00%, 12/01/48	1,114,107	1,188,357
4.50%, 12/01/48	1,361,540	1,466,408
5.00%, 12/01/48	885,551	956,996
3.50%, 02/01/49	88,591	94,658
4.00%, 03/01/49	4,418,923	4,709,093
3.50%, 04/01/49	1,933,585	2,048,463
3.50%, 05/01/49	1,225,484	1,299,756
4.50%, 05/01/49	1,379,630	1,494,999
3.50%, 06/01/49	651,569	691,992
3.00%, 07/01/49	94,813	99,816
4.50%, 07/01/49	236,934	256,274
3.00%, 08/01/49	1,067,141	1,121,465
3.50%, 08/01/49	12,137	12,850
3.00%, 09/01/49	6,513,973	6,865,859
3.50%, 09/01/49	1,333,125	1,413,344
3.50%, 10/01/49	1,852,501	1,970,436
3.00%, 11/01/49	1,571,312	1,654,936
3.50%, 11/01/49	1,080,859	1,147,414
3.00%, 12/01/49	3,924,094	4,131,973
3.50%, 12/01/49	6,625,680	7,015,238
4.00%, 12/01/49	481,276	514,904
3.00%, 01/01/50	905,418	951,970
3.50%, 01/01/50	1,093,012	1,157,226
4.50%, 01/01/50	463,090	498,546
3.00%, 02/01/50	6,378,488	6,719,746
3.50%, 02/01/50	2,581,575	2,741,155
3.00%, 03/01/50	3,148,787	3,312,089
3.50%, 03/01/50	594,370	629,415
4.00%, 02/01/56	463,551	518,197
4.50%, 04/01/56	734,853	821,162
5.50%, 09/01/56	679,068	755,070
4.00%, 01/01/57	288,154	322,123
3.50%, 03/01/57	2,124,137	2,294,745
4.00%, 06/01/57	510,960	568,367
4.50%, 09/01/57	814,011	909,205
Federal National Mortgage Association ACES, Series 2015-M1
0.52%, 09/25/24† IO γ	3,340,051	91,894
Federal National Mortgage Association ACES, Series 2016-M11
2.94%, 07/25/39	164,187	173,276
	Par	Value
Federal National Mortgage Association ACES, Series 2017-M8
3.06%, 05/25/27	$100,000	$110,358
Federal National Mortgage Association ACES, Series 2018-M15
3.70%, 01/25/36	100,000	117,842
Federal National Mortgage Association ACES, Series 2019-M23
2.72%, 10/25/31	299,972	324,148
Federal National Mortgage Association ACES, Series 2019-M27
2.70%, 11/25/40	200,000	226,943
Federal National Mortgage Association ACES, Series 2019-M4
3.61%, 02/25/31	260,000	302,114
Federal National Mortgage Association ACES, Series 2019-M5
3.27%, 01/25/29	500,000	565,965
Federal National Mortgage Association ACES, Series 2019-M6
3.45%, 01/01/29	550,000	626,087
Federal National Mortgage Association ACES, Series 2020-M6
2.50%, 10/25/37	100,000	106,218
Federal National Mortgage Association Interest STRIP, Series 409
3.00%, 04/25/27 IO	189,288	10,300
4.50%, 11/25/39 IO	35,639	4,552
3.50%, 11/25/41 IO	142,284	17,416
4.00%, 11/25/41 IO	173,833	26,939
4.00%, 04/25/42 IO	324,146	45,874
Federal National Mortgage Association REMIC, Series 1991-137
868.32%, 10/25/21 IO	10	60
Federal National Mortgage Association REMIC, Series 1991-97
1,009.25%, 08/25/21 IO	5	33
Federal National Mortgage Association REMIC, Series 2000-32
(Floating, ICE LIBOR USD 1M + 0.45%, 0.45% Floor, 9.00% Cap), 1.06%, 10/18/30†	5,704	5,690
Federal National Mortgage Association REMIC, Series 2005-29
5.50%, 04/25/35	338,386	409,872
See Notes to Schedules of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Federal National Mortgage Association REMIC, Series 2007-24
(Floating, 6.75% - ICE LIBOR USD 1M, 6.75% Cap), 5.80%, 03/25/37† IO	$417,328	$87,326
Federal National Mortgage Association REMIC, Series 2011-52
5.00%, 06/25/41	250,672	288,122
Federal National Mortgage Association REMIC, Series 2011-59
5.50%, 07/25/41	765,558	889,020
Federal National Mortgage Association REMIC, Series 2011-96
(Floating, 6.55% - ICE LIBOR USD 1M, 6.55% Cap), 5.60%, 10/25/41† IO	308,701	63,376
Federal National Mortgage Association REMIC, Series 2012-101
4.00%, 09/25/27 IO	102,336	6,434
Federal National Mortgage Association REMIC, Series 2012-111
7.00%, 10/25/42	19,798	23,755
Federal National Mortgage Association REMIC, Series 2012-118
3.50%, 12/25/39 IO	164,811	6,104
Federal National Mortgage Association REMIC, Series 2012-133
(Floating, 6.15% - ICE LIBOR USD 1M, 6.15% Cap), 5.20%, 12/25/42† IO	109,574	20,854
Federal National Mortgage Association REMIC, Series 2012-153
7.00%, 07/25/42	71,054	86,832
Federal National Mortgage Association REMIC, Series 2012-28
6.50%, 06/25/39	6,469	7,100
Federal National Mortgage Association REMIC, Series 2012-35
(Floating, 6.50% - ICE LIBOR USD 1M, 6.50% Cap), 5.55%, 04/25/42† IO	101,293	18,923
Federal National Mortgage Association REMIC, Series 2012-46
6.00%, 05/25/42	102,239	118,502
Federal National Mortgage Association REMIC, Series 2012-70
(Floating, 6.65% - ICE LIBOR USD 1M, 6.65% Cap), 5.70%, 02/25/41† IO	16,468	1,269
	Par	Value
Federal National Mortgage Association REMIC, Series 2012-74
(Floating, 6.65% - ICE LIBOR USD 1M, 6.65% Cap), 5.70%, 03/25/42† IO	$128,235	$23,474
Federal National Mortgage Association REMIC, Series 2012-75
(Floating, 6.60% - ICE LIBOR USD 1M, 6.60% Cap), 5.65%, 07/25/42† IO	36,261	6,552
Federal National Mortgage Association REMIC, Series 2013-124
(Floating, 5.95% - ICE LIBOR USD 1M, 5.95% Cap), 5.00%, 12/25/43† IO	412,718	70,202
Federal National Mortgage Association REMIC, Series 2013-14
4.00%, 03/25/43 IO	156,943	19,281
Federal National Mortgage Association REMIC, Series 2013-17
3.00%, 03/25/28 IO	735,393	50,179
Federal National Mortgage Association REMIC, Series 2013-29
4.00%, 04/25/43 IO	432,252	44,483
Federal National Mortgage Association REMIC, Series 2013-54
(Floating, 6.15% - ICE LIBOR USD 1M, 6.15% Cap), 5.20%, 06/25/43† IO	182,978	35,082
Federal National Mortgage Association REMIC, Series 2013-9
5.50%, 04/25/42	452,046	520,682
6.50%, 07/25/42	183,722	222,538
Federal National Mortgage Association REMIC, Series 2014-47
2.21%, 08/25/44† IO γ	324,197	20,816
Federal National Mortgage Association REMIC, Series 2015-55
1.90%, 08/25/55† IO γ	115,284	5,891
Federal National Mortgage Association REMIC, Series 2015-56
(Floating, 6.15% - ICE LIBOR USD 1M, 6.15% Cap), 5.20%, 08/25/45† IO	56,989	12,620
Federal National Mortgage Association REMIC, Series 2017-76
(Floating, 6.10% - ICE LIBOR USD 1M, 6.10% Cap), 5.15%, 10/25/57† IO	774,890	122,473

See Notes to Schedules of Investments.

	Par	Value
Federal National Mortgage Association REMIC, Series 2017-85
(Floating, 6.20% - ICE LIBOR USD 1M, 6.20% Cap), 5.25%, 11/25/47† IO	$258,799	$45,913
FHLMC Multifamily Structured Pass-Through Certificates, Series K016
1.48%, 10/25/21† IO γ	172,783	3,251
FHLMC Multifamily Structured Pass-Through Certificates, Series K068
0.43%, 08/25/27† IO γ	2,421,909	68,271
FHLMC Multifamily Structured Pass-Through Certificates, Series K091
0.56%, 03/25/29† IO γ	1,418,665	63,948
3.51%, 03/25/29	450,000	532,249
FHLMC Multifamily Structured Pass-Through Certificates, Series K093
0.95%, 05/25/29† IO γ	1,997,328	145,520
FHLMC Multifamily Structured Pass-Through Certificates, Series K094
0.88%, 06/25/29† IO γ	999,550	68,330
FHLMC Multifamily Structured Pass-Through Certificates, Series K095
0.95%, 06/25/29† IO γ	1,198,268	87,232
FHLMC Multifamily Structured Pass-Through Certificates, Series K099, Class X1
1.01%, 09/25/29† IO γ	1,089,248	75,906
FHLMC Multifamily Structured Pass-Through Certificates, Series K-1513
2.80%, 08/25/34	100,000	111,489
FHLMC Multifamily Structured Pass-Through Certificates, Series K723
0.95%, 08/25/23† IO γ	3,234,888	83,143
FHLMC Multifamily Structured Pass-Through Certificates, Series K735
0.97%, 05/25/26† IO γ	899,422	46,186
FHLMC Multifamily Structured Pass-Through Certificates, Series K736
1.31%, 07/25/26† IO γ	1,999,684	132,695
FHLMC Structured Agency Credit Risk Debt Notes, Series 2016-DNA1
(Floating, ICE LIBOR USD 1M + 5.55%), 6.50%, 07/25/28†	300,000	292,447
FHLMC Structured Agency Credit Risk Debt Notes, Series 2016-DNA4
(Floating, ICE LIBOR USD 1M + 3.80%, 3.80% Floor), 4.75%, 03/25/29†	250,000	235,162
	Par	Value
FHLMC Structured Pass-Through Certificates, Series T-61
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor), 3.37%, 07/25/44†	$467,234	$491,147
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA1, Class A1
3.78%, 06/25/34† γ	181,542	166,300
FREMF Mortgage Trust, Series 2012-K20, Class X2A
0.20%, 05/25/45 144A IO	5,058,025	17,563
Government National Mortgage Association
7.00%, 01/15/26	2,269	2,475
7.00%, 07/15/27	19,847	22,614
7.00%, 01/15/28	10,677	10,849
7.00%, 03/15/28	25,814	30,099
7.00%, 07/15/28	3,327	3,678
7.50%, 07/15/28	9,329	9,520
6.50%, 08/15/28	1,862	2,077
7.00%, 08/15/28	5,348	5,936
7.50%, 08/15/28	6,117	6,953
6.50%, 09/15/28	3,472	3,971
7.00%, 10/15/28	10,722	10,831
7.50%, 03/15/29	9,586	11,425
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.00% Cap), 3.13%, 11/20/29†	16,990	17,602
8.50%, 08/15/30	424	439
8.50%, 11/20/30	4,929	5,912
6.50%, 08/15/31	28,485	33,281
7.50%, 08/15/31	6,485	7,180
6.50%, 10/15/31	32,471	37,148
6.00%, 11/15/31	84,950	95,354
6.50%, 11/15/31	52,849	58,037
6.00%, 12/15/31	16,830	19,164
6.00%, 01/15/32	59,708	66,417
6.00%, 02/15/32	74,973	83,050
6.50%, 02/15/32	31,997	36,485
6.00%, 04/15/32	36,713	40,617
7.50%, 04/15/32	7,905	8,552
6.50%, 06/15/32	50,753	58,193
6.50%, 08/15/32	66,137	73,931
6.50%, 09/15/32	76,078	88,125
6.00%, 10/15/32	65,110	74,140
5.50%, 11/15/32	8,751	9,640
6.00%, 11/15/32	52,231	58,091
6.00%, 12/15/32	25,394	28,342
6.50%, 12/15/32	8,163	9,292
5.50%, 01/15/33	5,565	6,122
6.00%, 01/15/33	24,178	27,232
5.50%, 02/15/33	11,059	12,587
6.00%, 02/15/33	22,235	25,319
5.50%, 03/15/33	12,914	14,597
6.50%, 04/15/33	140,116	170,618
See Notes to Schedules of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
6.00%, 06/15/33	$17,599	$19,464
5.50%, 07/15/33	14,039	15,728
5.50%, 08/15/33	4,810	5,308
5.50%, 09/15/33	2,840	3,134
6.00%, 10/15/33	33,596	37,182
6.50%, 10/15/33	64,664	74,998
5.50%, 04/15/34	6,181	6,755
5.50%, 05/15/34	2,500	2,722
6.50%, 08/15/34	95,810	112,373
5.50%, 09/15/34	57,132	65,029
5.50%, 12/15/34	54,281	61,730
5.50%, 01/15/35	39,178	44,554
6.00%, 09/20/38	125,399	143,311
5.00%, 07/20/40	10,496	11,639
5.00%, 09/20/40	46,608	51,685
4.00%, 10/20/40	6,076	6,635
6.00%, 10/20/40	19,031	21,750
6.00%, 01/20/41	15,764	18,014
4.50%, 04/20/41	203,971	225,058
3.00%, 09/15/42	480,199	511,416
3.00%, 10/15/42	206,148	219,256
3.00%, 11/15/42	92,158	98,019
4.00%, 08/20/43	346,091	377,929
3.50%, 06/20/44	140,487	149,633
4.00%, 10/20/44	170,567	186,232
3.00%, 01/15/45	3,339,770	3,544,059
4.00%, 01/20/45	269,925	294,691
3.50%, 03/20/45	64,449	68,642
3.50%, 04/15/45	595,378	637,858
4.00%, 05/20/45	30,811	33,643
4.00%, 10/20/45	257,800	281,763
3.50%, 09/20/46	2,184,503	2,281,227
3.00%, 11/20/46	128,147	137,187
4.00%, 06/20/47	3,261,956	3,515,609
3.00%, 09/20/47	37,497	39,773
4.00%, 09/20/47	1,281,461	1,383,425
3.50%, 10/20/47	933,018	998,109
3.50%, 11/20/47	69,359	73,824
4.00%, 11/20/47	775,084	833,379
4.00%, 12/20/47	355,618	379,496
3.00%, 02/20/48	191,464	204,298
3.50%, 02/20/48	845,257	898,428
4.00%, 02/20/48	243,164	262,491
4.00%, 03/20/48	414,923	446,872
4.00%, 04/20/48	289,897	312,224
4.50%, 05/20/48	2,566,344	2,753,070
3.50%, 06/15/48	233,321	251,373
4.50%, 06/20/48	776,771	832,723
4.50%, 07/20/48	52,193	56,082
4.50%, 08/20/48	6,220,090	6,610,720
5.00%, 08/20/48	1,325,396	1,430,483
4.50%, 09/20/48	3,586,349	3,835,232
5.00%, 09/20/48	549,265	592,738
5.00%, 10/20/48	1,869,793	1,995,715
5.00%, 11/20/48	5,584,384	6,004,851
5.00%, 12/20/48	1,706,362	1,831,933
	Par	Value
4.50%, 01/20/49	$11,539,908	$12,281,700
5.00%, 01/20/49	10,013,780	10,713,038
3.50%, 02/20/49	197,790	208,944
4.00%, 02/20/49	5,302,172	5,649,179
4.50%, 02/20/49	1,125,071	1,197,177
5.00%, 02/20/49	240,889	258,347
4.00%, 03/20/49	4,350,067	4,643,627
4.50%, 03/20/49	1,039,695	1,107,430
5.00%, 03/20/49	1,482,765	1,581,748
4.50%, 04/20/49	394,692	419,699
4.00%, 05/20/49	3,633,189	3,861,996
4.50%, 05/20/49	931,033	989,850
5.00%, 05/20/49	1,475,565	1,574,759
5.00%, 07/20/49	1,999,999	2,131,588
5.00%, 08/20/49	15,000,009	16,015,152
3.50%, 10/20/49	575,736	598,371
4.00%, 10/20/49	99,299	107,308
4.00%, 11/20/49	99,448	108,011
3.50%, 12/20/49	8,527,503	9,013,796
3.00%, 01/20/50	299,493	317,389
4.00%, 01/20/50	99,725	107,610
3.50%, 02/20/50	199,659	215,158
4.00%, 02/20/50	99,861	108,686
2.50%, 04/01/50 TBA	21,000,000	21,948,281
3.00%, 04/01/50 TBA	6,000,000	6,342,891
4.00%, 04/01/50 TBA	21,300,000	22,629,814
4.50%, 04/01/50 TBA	2,000,000	2,122,813
5.00%, 04/01/50 TBA	15,000,000	15,958,594
4.00%, 05/01/50 TBA	25,600,000	27,222,274
4.50%, 05/01/50 TBA	17,300,000	18,365,031
Government National Mortgage Association, Series 2007-30
(Floating, ICE LIBOR USD 1M + 0.30%, 0.30% Floor, 6.50% Cap), 1.07%, 05/20/37†	98,669	97,852
Government National Mortgage Association, Series 2007-51
(Floating, 6.58% - ICE LIBOR USD 1M, 6.58% Cap), 5.81%, 08/20/37† IO	898,730	151,477
Government National Mortgage Association, Series 2010-31
(Floating, 6.50% - ICE LIBOR USD 1M, 6.50% Cap), 5.73%, 03/20/39† IO	7,602	229
Government National Mortgage Association, Series 2010-85
(Floating, 6.65% - ICE LIBOR USD 1M, 6.65% Cap), 5.88%, 01/20/40† IO	27,838	2,549
Government National Mortgage Association, Series 2010-H28
(Floating, ICE LIBOR USD 1M + 0.40%, 0.40% Floor, 10.50% Cap), 2.06%, 12/20/60†	198,184	195,720

See Notes to Schedules of Investments.

	Par	Value
Government National Mortgage Association, Series 2011-H08
(Floating, ICE LIBOR USD 1M + 0.48%, 0.48% Floor, 10.50% Cap), 2.14%, 03/20/61†	$242,983	$240,467
Government National Mortgage Association, Series 2011-H09
(Floating, ICE LIBOR USD 1M + 0.50%, 0.50% Floor, 10.50% Cap), 2.16%, 03/20/61†	174,710	173,063
Government National Mortgage Association, Series 2012-144
0.40%, 01/16/53† IO γ	7,022,254	159,278
Government National Mortgage Association, Series 2012-34
(Floating, 6.05% - ICE LIBOR USD 1M, 6.05% Cap), 5.28%, 03/20/42† IO	32,633	7,102
Government National Mortgage Association, Series 2012-66
3.50%, 02/20/38 IO	92,836	3,326
Government National Mortgage Association, Series 2012-H27
1.81%, 10/20/62† IO γ	602,497	28,687
Government National Mortgage Association, Series 2012-H30
(Floating, ICE LIBOR USD 1M + 0.35%, 0.35% Floor, 10.50% Cap), 2.01%, 12/20/62†	883,994	873,448
Government National Mortgage Association, Series 2013-107
2.69%, 11/16/47† γ	284,489	296,232
Government National Mortgage Association, Series 2013-53
3.50%, 04/20/43 IO	96,770	9,965
Government National Mortgage Association, Series 2014-117
(Floating, 5.60% - ICE LIBOR USD 1M, 5.60% Cap), 4.83%, 08/20/44† IO	69,211	11,450
Government National Mortgage Association, Series 2014-118
(Floating, 6.20% - ICE LIBOR USD 1M, 6.20% Cap), 5.43%, 08/20/44† IO	192,824	41,794
Government National Mortgage Association, Series 2014-17
2.57%, 06/16/48† γ	37,697	39,095
Government National Mortgage Association, Series 2014-93
0.64%, 11/16/55† IO γ	2,683,162	96,279
Government National Mortgage Association, Series 2015-167
4.00%, 04/16/45 IO	100,174	14,987
Government National Mortgage Association, Series 2015-H11
(Floating, ICE LIBOR USD 1M + 0.55%, 0.55% Floor, 7.50% Cap), 2.21%, 05/20/65†	2,171,990	2,134,353
	Par	Value
Government National Mortgage Association, Series 2015-H14
(Floating, ICE LIBOR USD 1M + 0.43%, 0.43% Floor, 11.00% Cap), 2.09%, 05/20/65†	$2,290,667	$2,263,260
(Floating, ICE LIBOR USD 1M + 0.57%, 0.57% Floor, 7.50% Cap), 2.23%, 06/20/65†	3,643,792	3,584,032
Government National Mortgage Association, Series 2015-H15
(Floating, ICE LIBOR USD 1M + 0.58%, 0.58% Floor, 7.50% Cap), 2.24%, 06/20/65†	1,451,364	1,426,166
(Floating, ICE LIBOR USD 1M + 0.60%, 0.60% Floor, 7.50% Cap), 2.26%, 06/20/65†	3,573,464	3,517,123
Government National Mortgage Association, Series 2015-H16
(Floating, ICE LIBOR USD 1M + 0.60%, 0.60% Floor), 2.26%, 07/20/65†	3,436,374	3,379,469
Government National Mortgage Association, Series 2015-H17
(Floating, ICE LIBOR USD 1M + 0.46%, 0.46% Floor), 2.19%, 06/20/65†	529,642	523,307
Government National Mortgage Association, Series 2015-H18
(Floating, ICE LIBOR USD 1M + 0.60%, 0.60% Floor, 7.50% Cap), 2.26%, 07/20/65†	506,506	498,557
Government National Mortgage Association, Series 2015-H19
(Floating, ICE LIBOR USD 1M + 0.60%, 0.60% Floor), 2.26%, 08/20/65†	568,262	559,323
Government National Mortgage Association, Series 2015-H22
(Floating, ICE LIBOR USD 1M + 0.60%, 0.60% Floor, 7.50% Cap), 2.26%, 09/20/65†	566,710	557,250
Government National Mortgage Association, Series 2015-H23
(Floating, ICE LIBOR USD 1M + 0.62%, 0.62% Floor, 7.50% Cap), 2.28%, 09/20/65†	642,900	633,022
Government National Mortgage Association, Series 2015-H26
(Floating, ICE LIBOR USD 1M + 0.52%, 0.52% Floor, 11.00% Cap), 2.18%, 10/20/65†	1,238,050	1,217,960
Government National Mortgage Association, Series 2015-H30
(Floating, ICE LIBOR USD 1M + 0.68%, 0.68% Floor), 2.34%, 08/20/61†	5,657	5,620
Government National Mortgage Association, Series 2016-152
0.88%, 08/15/58† IO γ	4,863,219	315,912
See Notes to Schedules of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Government National Mortgage Association, Series 2017-190
0.66%, 03/16/60† IO γ	$6,769,035	$372,786
Government National Mortgage Association, Series 2017-H15
2.36%, 07/20/67† IO γ	556,092	66,318
(Floating, ICE LIBOR USD 1Y + 0.80%, 0.80% Floor, 7.50% Cap), 3.31%, 07/20/67†	1,770,684	1,775,139
Government National Mortgage Association, Series 2017-H18
1.76%, 09/20/67† IO γ	4,383,524	359,973
Government National Mortgage Association, Series 2017-H20
2.22%, 10/20/67† IO γ	190,658	19,749
Government National Mortgage Association, Series 2017-H22
2.69%, 11/20/67† IO γ	1,510,905	157,093
Government National Mortgage Association, Series 2018-H07
(Floating, ICE LIBOR USD 1M + 0.30%, 0.30% Floor, 11.00% Cap), 1.96%, 05/20/68†	970,345	954,172
Government National Mortgage Association, Series 2019-123
3.00%, 10/20/49	298,853	320,080
Government National Mortgage Association, Series 2019-28
3.15%, 06/16/60	229,347	237,869
Government National Mortgage Association, Series 2020-28
2.30%, 11/16/61	299,612	303,655
GPMT, Ltd., Series 2018-FL1, Class A
(Floating, ICE LIBOR USD 1M + 0.90%, 0.90% Floor), 1.67%, 11/21/35 144A †	577,273	567,804
GreenPoint Mortgage Funding Trust, Series 2006-OH1, Class A1
(Floating, ICE LIBOR USD 1M + 0.18%, 0.18% Floor), 1.13%, 01/25/37†	430,178	340,684
GS Mortgage Securities Corporation II, Series 2018-SRP5, Class A
(Floating, ICE LIBOR USD 1M + 1.30%, 1.30% Floor), 2.00%, 09/15/31 144A †	1,530,000	1,435,340
GS Mortgage Securities Trust, Series 2013-GC16, Class B
5.16%, 11/10/46	130,000	137,780
GS Mortgage Securities Trust, Series 2015-GC30, Class AS
3.78%, 05/10/50	370,000	382,574
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
4.10%, 09/25/35† γ	339,027	320,955
Harben Finance PLC, Series 2017-1X, Class A
(Floating, ICE LIBOR GBP 3M + 0.80%), 1.55%, 08/20/56(U) †	512,821	628,684
	Par	Value
Hawksmoor Mortgages, Series 2019-1A, Class A
(Floating, SONIA Deposit Rates Swap 3M + 1.05%), 1.76%, 05/25/53(U) 144A †	$5,453,252	$6,494,163
Impac CMB Trust, Series 2004-8, Class 1A
(Floating, ICE LIBOR USD 1M + 0.72%, 0.36% Floor, 11.00% Cap), 1.67%, 10/25/34†	30,841	27,784
IndyMac ARM Trust, Series 2001-H2, Class A1
3.70%, 01/25/32† γ	5,356	4,550
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class D
5.16%, 05/15/45† γ	280,000	265,278
JP Morgan Mortgage Trust, Series 2005-A1, Class 6T1
4.37%, 02/25/35† γ	29,902	25,935
JP Morgan Mortgage Trust, Series 2018-3, Class A1
3.50%, 09/25/48 144A † γ	2,283,074	2,333,069
JP Morgan Mortgage Trust, Series 2018-4, Class A1
3.50%, 10/25/48 144A † γ	859,185	888,350
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class B
4.89%, 01/15/47† γ	50,000	52,038
JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class ASB
3.41%, 11/15/47	774,422	798,334
JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class ASB
3.36%, 11/15/48	800,000	828,315
Kensington Mortgage Securities PLC, Series 2007-1X, Class A3C
(Floating, ICE LIBOR USD 3M + 0.17%), 0.91%, 06/14/40†	783,486	714,954
London Wall Mortgage Capital PLC, Series 2017-FL1, Class A
(Floating, ICE LIBOR GBP 3M + 0.85%), 1.61%, 11/15/49(U) †	501,281	611,881
Ludgate Funding PLC, Series 2007-1, Class A2A
(Floating, ICE LIBOR GBP 3M + 0.16%), 0.96%, 01/01/61(U) †	686,520	739,016
Ludgate Funding PLC, Series 2008-W1X, Class A1
(Floating, ICE LIBOR GBP 3M + 0.60%), 1.40%, 01/01/61(U) †	556,688	623,166
Mansard Mortgages PLC, Series 2007-1X, Class A2
(Floating, ICE LIBOR GBP 3M + 0.18%), 0.91%, 04/15/47(U) †	685,048	748,893

See Notes to Schedules of Investments.

	Par	Value
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7
4.68%, 11/21/34† γ	$165,368	$157,770
MASTR Adjustable Rate Mortgages Trust, Series 2004-4, Class 4A1
3.76%, 05/25/34† γ	77,939	67,450
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class AS
3.46%, 05/15/46	140,000	141,732
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class B
4.00%, 12/15/47	370,000	371,564
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class AS
3.56%, 04/15/48	480,000	491,113
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A4
3.37%, 10/15/48	1,400,000	1,464,248
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB
3.56%, 12/15/47	800,000	838,510
Morgan Stanley Capital I Trust, Series 2014-CPT, Class B
3.45%, 07/13/29 144A † γ	800,000	794,586
Morgan Stanley Capital I Trust, Series 2019-BPR, Class A
(Floating, ICE LIBOR USD 1M + 1.40%, 1.40% Floor), 2.10%, 05/15/36 144A †	1,050,000	979,694
MortgageIT Trust, Series 2005-4, Class A1
(Floating, ICE LIBOR USD 1M + 0.28%, 0.28% Floor, 11.50% Cap), 1.23%, 10/25/35†	220,810	206,695
MSCG Trust, Series 2015-ALDR, Class A2
3.46%, 06/07/35 144A † γ	580,000	570,243
MSCG Trust, Series 2016-SNR, Class C
5.21%, 11/15/34 144A	331,500	326,270
Nomura Resecuritization Trust, Series 2014-7R, Class 2A3
(Floating, ICE LIBOR USD 1M + 0.20%, 0.20% Floor), 1.83%, 12/26/35 144A †	158,668	157,370
OBX Trust, Series 2018-1, Class A2
(Floating, ICE LIBOR USD 1M + 0.65%), 1.60%, 06/25/57 144A †	552,815	521,674
ResLoc UK PLC, Series 2007-1X, Class A3A
(Floating, 0.16% - Euribor 3M), 0.00%, 12/15/43(E) †	962,831	954,658
	Par	Value
(Floating, ICE LIBOR GBP 3M + 0.16%), 0.65%, 12/15/43(U) †	$240,708	$267,470
Ripon Mortgages PLC, Series 1X, Class A1
(Floating, ICE LIBOR GBP 3M + 0.80%), 1.55%, 08/20/56(U) †	148,152	179,357
Ripon Mortgages PLC, Series 1X, Class A2
(Floating, ICE LIBOR GBP 3M + 0.80%), 1.55%, 08/20/56(U) †	2,666,728	3,228,425
Rosslyn Portfolio Trust, Series 2017-ROSS, Class A
(Floating, ICE LIBOR USD 1M + 0.95%, 1.94% Floor), 1.94%, 06/15/33 144A †	450,000	406,179
Sequoia Mortgage Trust, Series 2003-4, Class 1A2
(Floating, ICE LIBOR USD 6M + 0.66%, 0.33% Floor, 11.50% Cap), 2.37%, 07/20/33†	53,153	46,833
Sequoia Mortgage Trust, Series 6, Class A
(Floating, ICE LIBOR USD 1M + 0.64%, 0.32% Floor, 11.00% Cap), 1.39%, 04/19/27†	210,340	192,731
Shops at Crystals Trust, Series 2016-CSTL, Class A
3.13%, 07/05/36 144A	340,000	328,581
Stratton Mortgage Funding PLC, Series 2019-1, Class A
(Floating, SONIA Deposit Rates Swap 3M + 1.20%), 1.91%, 05/25/51(U) †	1,575,459	1,872,334
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19XS, Class 2A1
(Floating, ICE LIBOR USD 1M + 0.30%, 0.30% Floor), 1.25%, 10/25/35†	431,602	411,169
Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A1
(Floating, ICE LIBOR USD 1M + 0.25%, 0.25% Floor, 11.00% Cap), 1.00%, 07/19/35†	56,927	47,557
Thornburg Mortgage Securities Trust, Series 2003-4, Class A1
(Floating, ICE LIBOR USD 1M + 0.64%, 0.32% Floor, 11.50% Cap), 1.59%, 09/25/43†	5,361	4,906
Thornburg Mortgage Securities Trust, Series 2005-1, Class A3
3.71%, 04/25/45† γ	37,562	33,241
Towd Point Mortgage Funding PLC, Series 2019-GR4A, Class A1
(Floating, ICE LIBOR GBP 3M + 1.03%), 1.54%, 10/20/51(U) 144A †	1,675,327	2,018,351
See Notes to Schedules of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Tower Bridge Funding No. 1 PLC, Class A
(Floating, ICE LIBOR GBP 3M + 1.00%), 1.54%, 03/20/56(U) †	$297,707	$363,985
Tower Bridge Funding No. 2 PLC, Class A
(Floating, ICE LIBOR GBP 3M + 0.90%), 1.44%, 03/20/56(U) †	819,101	989,114
Trinity Square PLC, Series 2015-1A, Class A
(Floating, ICE LIBOR GBP 3M + 1.15%), 1.88%, 07/15/51(U) 144A †	184,564	224,271
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class D
4.48%, 12/10/45 144A † γ	320,000	292,051
Uniform Mortgage Backed Securities
2.50%, 04/01/50 TBA	10,000,000	10,360,156
3.00%, 04/01/50 TBA	7,000,000	7,338,789
3.50%, 04/01/50 TBA	18,000,000	19,024,194
4.00%, 04/01/50 TBA	2,000,000	2,132,990
3.00%, 05/01/50 TBA	42,100,000	44,114,550
3.50%, 05/01/50 TBA	2,600,000	2,744,834
4.50%, 05/01/50 TBA	4,800,000	5,162,813
5.00%, 05/01/50 TBA	1,100,000	1,185,711
2.50%, 06/01/50 TBA	18,500,000	19,087,990
3.00%, 06/01/50 TBA	10,000,000	10,456,641
VNDO Mortgage Trust, Series 2012-6AVE, Class A
3.00%, 11/15/30 144A	100,000	100,650
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2002-AR19, Class A7
3.77%, 02/25/33† γ	2,791	2,500
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2002-AR6, Class A
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor), 3.37%, 06/25/42†	7,562	6,390
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR1, Class A1B
(Floating, ICE LIBOR USD 1M + 0.78%, 0.39% Floor, 10.50% Cap), 1.73%, 01/25/45†	998,910	916,725
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR13, Class A1A1
(Floating, ICE LIBOR USD 1M + 0.29%, 0.29% Floor, 10.50% Cap), 1.24%, 10/25/45†	699,955	642,862
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY1, Class 1A1
3.48%, 02/25/37† γ	208,847	167,826
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY1, Class 2A3
3.59%, 02/25/37† γ	131,031	112,347
	Par	Value
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-OA3, Class 2A1A
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.76%, 0.76% Floor), 2.73%, 04/25/47†	$497,451	$401,580
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR8, Class 1A1A
(Floating, ICE LIBOR USD 1M + 0.54%, 0.27% Floor, 10.50% Cap), 1.49%, 07/25/45†	479,990	391,395
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR8, Class 2A1A
(Floating, ICE LIBOR USD 1M + 0.58%, 0.29% Floor, 10.50% Cap), 1.53%, 07/25/45†	100,656	85,500
Waterfall Commercial Mortgage Trust, Series 2015-SBC5, Class A
4.10%, 09/14/22 144A	131,836	131,043
Wells Fargo Alternative Loan Trust, Series 2007-PA6, Class A1
4.48%, 12/28/37† γ	353,379	318,343
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B
4.28%, 07/15/46† γ	20,000	20,143
WFRBS Commercial Mortgage Trust, Series 2012-C7, Class XA
1.34%, 06/15/45 144A † IO γ	262,059	5,455
WFRBS Commercial Mortgage Trust, Series 2013-C13, Class XA
1.19%, 05/15/45 144A † IO γ	2,283,250	68,716
WFRBS Commercial Mortgage Trust, Series 2014-C19, Class XA
1.03%, 03/15/47† IO γ	900,636	26,113
WFRBS Commercial Mortgage Trust, Series 2014-C21, Class XA
1.04%, 08/15/47† IO γ	2,901,989	102,482
WFRBS Commercial Mortgage Trust, Series 2014-C24, Class AS
3.93%, 11/15/47	290,000	300,753
WFRBS Commercial Mortgage Trust, Series 2014-C24, Class C
4.29%, 11/15/47	300,000	265,350
Total Mortgage-Backed Securities (Cost $780,969,003)		799,355,692
MUNICIPAL BONDS — 0.6%
American Municipal Power, Inc., Hydroelectric Projects, Revenue Bond, Series B
8.08%, 02/15/50	600,000	1,015,323
American Municipal Power, Inc., Revenue Bond, Series E
6.27%, 02/15/50	250,000	334,521
Chicago Transit Authority, Revenue Bond, Series A
6.90%, 12/01/40	700,000	941,248

See Notes to Schedules of Investments.

	Par	Value
Chicago Transit Authority, Revenue Bond, Series B
6.90%, 12/01/40	$300,000	$403,392
City of Chicago IL, General Obligation
7.75%, 01/01/42	2,177,000	2,812,314
Health & Educational Facilities Authority of the State of Missouri, Revenue Bond, Series A
3.23%, 05/15/50	460,000	476,392
Northstar Education Finance, Inc.
(Floating, ICE LIBOR USD 3M + 0.10%, 0.10% Floor), 1.89%, 04/28/30†	41,451	41,359
Port Authority of New York & New Jersey, Revenue Bond, Series 192
4.81%, 10/15/65	300,000	359,526
State of California, General Obligation
7.95%, 03/01/36	265,000	266,055
7.55%, 04/01/39	410,000	666,918
State of Illinois, General Obligation
5.10%, 06/01/33	1,115,000	1,108,433
6.63%, 02/01/35	495,000	533,524
7.35%, 07/01/35	465,000	522,425
Utah State Board of Regents, Series 2016-1A
(Floating, ICE LIBOR USD 1M + 0.75%, 25.00% Cap), 1.70%, 09/25/56†	1,056,691	1,044,761
Total Municipal Bonds (Cost $9,857,402)		10,526,191

	Number of Contracts	Notional Amount
PURCHASED OPTIONS — 0.0%
Call Options — 0.0%
10-Year U.S. Treasury Note Future expiration date 5/2020, Strike Price $137.00, Expires 04/24/20 (GSC)	18	$2,496,375	36,844
10-Year U.S. Treasury Note Future expiration date 5/2020, Strike Price $139.00, Expires 04/24/20 (GSC)	99	13,730,062	74,250
10-Year U.S. Treasury Note Future expiration date 5/2020, Strike Price $139.50, Expires 04/24/20 (GSC)	70	9,708,125	39,375
Euro Bund expiration date 5/2020, Strike Price $182.00, Expires 04/24/20 (GSC)	150	25,876,500	9,926
			160,395
	Number of Contracts	Notional Amount	Value
Put Options — 0.0%
10-Year U.S. Treasury Note Future expiration date 5/2020, Strike Price $137.75, Expires 04/24/20 (GSC)	71	$9,846,812	$37,719
2-Year U.S. Treasury Note Future expiration date 5/2020, Strike Price $85.00, Expires 04/24/20 (GSC)	469	103,355,875	469
5-Year U.S. Treasury Note Future expiration date 5/2020, Strike Price $95.00, Expires 04/24/20 (GSC)	229	28,707,297	1,789
5-Year U.S. Treasury Note Future expiration date 5/2020, Strike Price $100.00, Expires 04/24/20 (GSC)	467	58,542,828	3,648
5-Year U.S. Treasury Note Future expiration date 5/2020, Strike Price $101.00, Expires 04/24/20 (GSC)	212	26,576,187	1,656
5-Year U.S. Treasury Note Future expiration date 5/2020, Strike Price $107.00, Expires 04/24/20 (GSC)	4	501,438	63
5-Year U.S. Treasury Note Future expiration date 5/2020, Strike Price $108.00, Expires 04/24/20 (GSC)	60	7,521,563	938
5-Year U.S. Treasury Note Future expiration date 5/2020, Strike Price $109.00, Expires 04/24/20 (GSC)	153	19,179,984	2,391
5-Year U.S. Treasury Note Future expiration date 5/2020, Strike Price $110.00, Expires 04/24/20 (GSC)	2	250,719	31
5-Year U.S. Treasury Note Future expiration date 5/2020, Strike Price $111.00, Expires 04/24/20 (GSC)	15	1,880,391	234
See Notes to Schedules of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Number of Contracts	Notional Amount	Value
5-Year U.S. Treasury Note Future expiration date 5/2020, Strike Price $114.00, Expires 04/24/20 (GSC)	255	$31,966,641	$5,977
5-Year U.S. Treasury Note Future expiration date 5/2020, Strike Price $115.00, Expires 04/24/20 (GSC)	371	46,508,328	8,695
5-Year U.S. Treasury Note Future expiration date 5/2020, Strike Price $116.00, Expires 04/24/20 (GSC)	625	78,349,609	14,648
5-Year U.S. Treasury Note Future expiration date 6/2020, Strike Price $115.50, Expires 05/22/20 (GSC)	1,114	139,650,344	52,219
Euro vs. U.S. Dollar, Strike Price $1.08, Expires 04/24/20 (GSC)	1	8,777,429	37,285
Euro vs. U.S. Dollar, Strike Price $1.09, Expires 04/15/20 (GSC)	1	13,730,713	52,215
Euro vs. U.S. Dollar, Strike Price $1.11, Expires 04/27/20 (GSC)	1	4,260,697	54,686
			274,663
Total Purchased Options (Premiums paid $633,635)			435,058

	Par
U.S. TREASURY OBLIGATIONS — 14.5%
U.S. Treasury Bonds
4.38%, 02/15/38	$10,000	15,601
4.25%, 05/15/39	4,300,000	6,689,691
4.38%, 11/15/39	200,000	316,899
2.75%, 08/15/42	600,000	774,914
2.75%, 11/15/42	700,000	905,707
2.88%, 05/15/43	3,200,000	4,224,375
3.63%, 02/15/44	6,460,000	9,570,389
3.38%, 05/15/44‡‡	5,740,000	8,212,684
3.13%, 08/15/44	4,800,000	6,626,625
3.00%, 11/15/44	3,100,000	4,203,770
2.50%, 02/15/45Δ	950,000	1,188,131
2.88%, 08/15/45	4,340,000	5,816,617
2.75%, 08/15/47	7,940,000	10,522,361
3.00%, 02/15/48	6,170,000	8,567,624
3.13%, 05/15/48	5,380,000	7,623,838
3.00%, 02/15/49Δ	80,000	111,484
2.88%, 05/15/49	11,760,000	16,050,103
	Par	Value
2.25%, 08/15/49Δ	$3,400,000	$4,143,086
2.00%, 02/15/50Δ	11,370,000	13,185,425
		108,749,324
U.S. Treasury Inflationary Index Bonds
0.13%, 07/15/22	785,253	777,957
0.38%, 07/15/25	3,720,379	3,795,182
0.63%, 01/15/26	4,744,422	4,901,107
0.13%, 07/15/26Δ	430,488	434,375
0.38%, 07/15/27	2,952,852	3,036,920
0.50%, 01/15/28	4,601,652	4,793,424
0.88%, 01/15/29‡‡ Δ	7,560,284	8,213,978
0.25%, 07/15/29‡‡	5,042,550	5,236,817
2.13%, 02/15/40	1,098,057	1,534,637
0.75%, 02/15/42	239,749	268,638
1.38%, 02/15/44Δ	4,294,733	5,507,771
0.75%, 02/15/45	876,400	1,002,555
1.00%, 02/15/46	2,406,115	2,925,816
0.88%, 02/15/47	2,030,492	2,418,648
1.00%, 02/15/48	6,360,470	7,834,618
1.00%, 02/15/49	6,673,922	8,296,913
0.25%, 02/15/50Δ	4,334,731	4,471,833
		65,451,189
U.S. Treasury Notes
2.00%, 12/31/21‡‡	1,500,000	1,546,875
1.88%, 03/31/22‡‡	1,900,000	1,963,160
1.88%, 09/30/22‡‡	3,000,000	3,122,109
2.00%, 10/31/22‡‡	2,700,000	2,821,078
1.75%, 06/30/24	3,900,000	4,130,649
2.25%, 11/15/24	260,000	282,374
2.00%, 02/15/25	2,620,000	2,823,664
2.25%, 11/15/25	1,480,000	1,626,670
2.63%, 01/31/26	3,120,000	3,505,856
2.25%, 03/31/26	1,500,000	1,655,918
2.13%, 05/31/26	6,320,000	6,938,175
2.25%, 02/15/27Δ	6,618,000	7,381,655
2.25%, 08/15/27Δ	4,000,000	4,488,906
2.75%, 02/15/28‡‡	1,400,000	1,632,422
2.88%, 05/15/28‡‡	800,000	943,438
3.13%, 11/15/28	8,180,000	9,877,031
2.63%, 02/15/29	1,000,000	1,169,063
		55,909,043
U.S. Treasury Strips
2.22%, 02/15/40Ω ‡‡	8,060,000	6,191,731
2.20%, 11/15/40Ω	4,030,000	3,085,008
2.18%, 08/15/41Ω ‡‡	4,030,000	3,042,871
		12,319,610
Total U.S. Treasury Obligations (Cost $215,175,173)		242,429,166

See Notes to Schedules of Investments.

	Shares	Value
MONEY MARKET FUNDS — 5.4%
GuideStone Money Market Fund, 0.46% (Institutional Class)Ø ∞	81,032,245	$81,032,245
Northern Institutional Liquid Assets Portfolio (Shares), 0.71%Ø §	7,032,245	7,032,245
Northern Institutional U.S. Government Portfolio (Shares), 0.40%Ø	2,410,378	2,410,378
Total Money Market Funds (Cost $90,474,868)		90,474,868

	Par
REPURCHASE AGREEMENTS — 3.4%
Citigroup Global Markets, Inc.
0.01% (dated 03/31/20, due 04/01/20, repurchase price $28,100,016, collateralized by U.S. Treasury Note, 0.00%, due 01/31/22, total market value $28,638,000)	$28,100,000	28,100,000

0.01% (dated 03/31/20, due 04/02/20, repurchase price $29,700,017, collateralized by U.S. Treasury Note, 0.00%, due 01/31/22, total market value $30,269,000)	29,700,000	29,700,000
Total Repurchase Agreements (Cost $57,800,000)		57,800,000
TOTAL INVESTMENTS —117.4% (Cost $1,947,054,544)		1,967,345,399

	Number of Contracts	Notional Amount
WRITTEN OPTIONS — (0.2)%
Call Options — (0.2)%
10-Year U.S. Treasury Note Future expiration date 5/2020, Strike Price $138.00, Expires 04/24/20 (GSC)	(66)	$(9,153,375)	(86,625)
10-Year U.S. Treasury Note Future expiration date 5/2020, Strike Price $140.00, Expires 04/24/20 (GSC)	(46)	(6,379,625)	(19,407)
10-Year U.S. Treasury Note Future expiration date 5/2020, Strike Price $140.75, Expires 04/24/20 (GSC)	(15)	(2,080,313)	(4,453)
10-Year U.S. Treasury Note Future expiration date 5/2020, Strike Price $141.00, Expires 04/24/20 (GSC)	(71)	(9,846,812)	(17,750)
	Number of Contracts	Notional Amount	Value
10-Year U.S. Treasury Note Future expiration date 5/2020, Strike Price $144.00, Expires 04/24/20 (GSC)	(72)	$(9,985,500)	$(5,625)
10-Year U.S. Treasury Note Future expiration date 6/2020, Strike Price $133.50, Expires 05/22/20 (GSC)	(33)	(4,564,313)	(179,438)
10-Year U.S. Treasury Note Future expiration date 6/2020, Strike Price $134.00, Expires 05/22/20 (GSC)	(66)	(9,128,625)	(327,938)
10-Year U.S. Treasury Note Future expiration date 6/2020, Strike Price $134.50, Expires 05/22/20 (GSC)	(74)	(10,235,125)	(334,157)
10-Year U.S. Treasury Note Future expiration date 6/2020, Strike Price $140.00, Expires 05/22/20 (GSC)	(80)	(11,065,000)	(61,250)
5-Year U.S. Treasury Note Future expiration date 5/2020, Strike Price $125.50, Expires 04/24/20 (GSC)	(46)	(5,766,531)	(15,453)
Long U.S. Treasury Bond Future expiration date 5/2020, Strike Price $186.00, Expires 04/24/20 (GSC)	(27)	(4,834,687)	(18,985)
Long U.S. Treasury Bond Future expiration date 6/2020, Strike Price $174.00, Expires 05/22/20 (GSC)	(106)	(18,980,625)	(733,719)
Long U.S. Treasury Bond Future expiration date 6/2020, Strike Price $175.00, Expires 05/22/20 (GSC)	(33)	(5,909,062)	(204,703)
Russian Ruble vs. U.S. Dollar, Strike Price $71.02, Expires 05/07/20 (MSCS)	(1)	(3,100,000)	(317,018)
			(2,326,521)
See Notes to Schedules of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Number of Contracts	Notional Amount	Value
Call Swaptions — (0.0)%
Pay (.1)% (Annually); Receive 6-Month EURIBOR (Semiannually): Interest Rate Swap Maturing 5/29/2025 EUR, Strike Price $(0.10), Expires 05/27/20 (BOA)	1	$(17,540,000)	$(30,714)
Pay (.1)% (Annually); Receive 6-Month EURIBOR (Semiannually): Interest Rate Swap Maturing 5/29/2025 EUR, Strike Price $(0.10), Expires 05/27/20 (JPM)	1	(8,640,000)	(15,130)
Pay (.39)% (Annually); Receive 3-Month EURIBOR (Quarterly): Interest Rate Swap Maturing 3/29/2022 EUR, Strike Price $(0.39), Expires 03/25/21 (JPM)	2	(15,730,000)	(14,253)
Pay (.39)% (Annually); Receive 3-Month EURIBOR (Quarterly): Interest Rate Swap Maturing 3/29/2022 EUR, Strike Price $(0.39), Expires 03/25/21 (BOA)	1	(27,880,000)	(25,263)
Sell Protection on Markit CDX.NA.IG.33 Index; Receive 1.00% (Quarterly): Credit Default Swap Maturing 12/20/2024 USD, Strike Price $0.48, Expires 04/15/20 (GSC)	1	(1,700,000)	(7)
			(85,367)
Put Options — (0.0)%
10-Year U.S. Treasury Note Future expiration date 5/2020, Strike Price $128.00, Expires 04/24/20 (GSC)	(39)	(5,408,813)	(1,219)
10-Year U.S. Treasury Note Future expiration date 5/2020, Strike Price $131.00, Expires 04/24/20 (GSC)	(35)	(4,854,063)	(2,188)
	Number of Contracts	Notional Amount	Value
10-Year U.S. Treasury Note Future expiration date 5/2020, Strike Price $134.00, Expires 04/24/20 (GSC)	(29)	$(4,021,938)	$(3,172)
10-Year U.S. Treasury Note Future expiration date 5/2020, Strike Price $135.50, Expires 04/24/20 (GSC)	(52)	(7,211,750)	(8,938)
10-Year U.S. Treasury Note Future expiration date 5/2020, Strike Price $136.00, Expires 04/24/20 (GSC)	(142)	(19,693,625)	(31,062)
10-Year U.S. Treasury Note Future expiration date 6/2020, Strike Price $129.00, Expires 05/22/20 (GSC)	(53)	(7,350,438)	(4,969)
5-Year U.S. Treasury Note Future expiration date 5/2020, Strike Price $122.50, Expires 04/24/20 (GSC)	(76)	(9,527,312)	(4,156)
5-Year U.S. Treasury Note Future expiration date 5/2020, Strike Price $122.75, Expires 04/24/20 (GSC)	(123)	(15,419,203)	(7,688)
5-Year U.S. Treasury Note Future expiration date 5/2020, Strike Price $123.50, Expires 04/24/20 (GSC)	(73)	(9,151,234)	(5,703)
5-Year U.S. Treasury Note Future expiration date 5/2020, Strike Price $123.75, Expires 04/24/20 (GSC)	(164)	(20,558,937)	(14,094)
5-Year U.S. Treasury Note Future expiration date 5/2020, Strike Price $124.00, Expires 04/24/20 (GSC)	(317)	(39,738,922)	(32,195)
5-Year U.S. Treasury Note Future expiration date 5/2020, Strike Price $124.25, Expires 04/24/20 (GSC)	(104)	(13,037,375)	(13,000)
5-Year U.S. Treasury Note Future expiration date 5/2020, Strike Price $124.75, Expires 04/24/20 (GSC)	(67)	(8,399,078)	(13,609)

See Notes to Schedules of Investments.

	Number of Contracts	Notional Amount	Value
5-Year U.S. Treasury Note Future expiration date 6/2020, Strike Price $124.00, Expires 05/22/20 (GSC)	(196)	$(24,570,437)	$(42,875)
5-Year U.S. Treasury Note Future expiration date 6/2020, Strike Price $124.50, Expires 05/22/20 (GSC)	(89)	(11,156,984)	(26,422)
5-Year U.S. Treasury Note Future expiration date 6/2020, Strike Price $124.75, Expires 05/22/20 (GSC)	(4)	(501,438)	(1,406)
			(212,696)
Put Swaptions — (0.0)%
Pay 3-Month EURIBOR (Quarterly); Receive (.39)% (Annually): Interest Rate Swap Maturing 3/29/2022 EUR, Strike Price $(0.39), Expires 03/25/21 (JPM)	1	(7,210,000)	(8,842)
Pay 3-Month EURIBOR (Quarterly); Receive (.39)% (Annually): Interest Rate Swap Maturing 3/29/2022 EUR, Strike Price $(0.39), Expires 03/25/21 (JPM)	1	(8,520,000)	(9,473)
Pay 3-Month EURIBOR (Quarterly); Receive (.39)% (Annually): Interest Rate Swap Maturing 3/29/2022 EUR, Strike Price $(0.39), Expires 03/25/21 (BOA)	1	(27,880,000)	(31,000)
Pay 6-Month EURIBOR (Semiannually); Receive (.35)% (Annually): Interest Rate Swap Maturing 5/29/2025 EUR, Strike Price $(0.35), Expires 05/27/20 (BOA)	1	(17,540,000)	(27,163)
	Number of Contracts	Notional Amount	Value
Pay 6-Month EURIBOR (Semiannually); Receive (.35)% (Annually): Interest Rate Swap Maturing 5/29/2025 EUR, Strike Price $(0.35), Expires 05/27/20 (JPM)	1	$(8,640,000)	$(13,380)
Pay 6-Month EURIBOR (Semiannually); Receive (.35)% (Annually): Interest Rate Swap Maturing 8/17/2025 EUR, Strike Price $(0.35), Expires 08/13/20 (JPM)	1	(15,489,999)	(45,156)
Pay 6-Month EURIBOR (Semiannually); Receive (.35)% (Annually): Interest Rate Swap Maturing 8/17/2025 EUR, Strike Price $(0.35), Expires 08/13/20 (BOA)	1	(15,490,000)	(45,156)
Pay 6-Month EURIBOR (Semiannually); Receive (.4)% (Annually): Interest Rate Swap Maturing 6/30/2025 EUR, Strike Price $(0.40), Expires 06/26/20 (JPM)	2	(19,050,000)	(27,926)
Sell Protection on Markit CDX.NA.IG.33 Index; Receive 1.00% (Quarterly): Credit Default Swap Maturing 12/20/2024 USD, Strike Price $0.70, Expires 04/15/20 (GSC)	1	(1,700,000)	(86,711)
See Notes to Schedules of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Number of Contracts	Notional Amount	Value
Sell Protection on Markit CDX.NA.IG.33 Index; Receive 1.00% (Quarterly): Credit Default Swap Maturing 12/20/2024 USD, Strike Price $0.80, Expires 06/17/20 (BNP)	1	$(3,000,000)	$(52,366)
Sell Protection on Markit CDX.NA.IG.33 Index; Receive 1.00% (Quarterly): Credit Default Swap Maturing 12/20/2024 USD, Strike Price $0.85, Expires 06/17/20 (DEUT)	1	(600,000)	(9,652)
Sell Protection on Markit CDX.NA.IG.33 Index; Receive 1.00% (Quarterly): Credit Default Swap Maturing 12/20/2024 USD, Strike Price $0.85, Expires 06/17/20 (MSCS)	1	(1,000,000)	(16,087)
			(372,912)
Total Written Options (Premiums received $ (1,740,933))			(2,997,496)

	Par	Value
TBA SALE COMMITMENTS — (3.6)%
Uniform Mortgage Backed Securities 5.00%, 04/01/50 TBA	$(7,000,000)	$(7,552,070)
Uniform Mortgage Backed Securities 4.00%, 05/01/50 TBA	(6,400,000)	(6,823,569)
Government National Mortgage Association 3.00%, 04/01/50 TBA	(1,000,000)	(1,057,149)
Uniform Mortgage Backed Securities 2.50%, 05/01/50 TBA	(2,000,000)	(2,068,443)
Uniform Mortgage Backed Securities 3.50%, 04/01/50 TBA	(34,900,000)	(36,885,798)
Uniform Mortgage Backed Securities 4.50%, 05/01/50 TBA	(2,000,000)	(2,151,172)
Government National Mortgage Association 4.00%, 04/01/50 TBA	(4,000,000)	(4,249,730)
Total TBA Sale Commitments (Proceeds $(59,892,807))		(60,787,931)
Liabilities in Excess of Other Assets — (13.6)%		(227,243,118)
NET ASSETS — 100.0%		$1,676,316,854

Futures Contracts outstanding at March 31, 2020:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
30-Day Federal Fund	04/2020	155	$64,541,673	$791,032
30-Year Euro Buxl	06/2020	(12)	(2,777,985)	60,079
Euro-Bobl	06/2020	(33)	(4,921,063)	32,599
Euro-BTP	06/2020	311	48,503,899	(2,418,661)
Euro-Bund	06/2020	(253)	(48,136,104)	539,190
Euro-Bund	06/2020	149	28,348,931	(60,965)
Euro-OAT	06/2020	37	6,823,389	(215,942)
Euro-Schatz	06/2020	(45)	(5,568,046)	(4,793)
10-Year Commonwealth Treasury Bond	06/2020	(4)	(370,563)	1,673
10-Year Japanese Treasury Bond	06/2020	(25)	(35,473,145)	570,758
3-Year Australian Bond	06/2020	(11)	(792,372)	(2,364)
90-Day Eurodollar	06/2020	917	228,046,438	1,353,313
10-Year U.S. Treasury Note	06/2020	786	109,008,375	1,689,845
10-Year U.S. Treasury Note	06/2020	(64)	(8,876,000)	(49,000)
U.S. Treasury Long Bond	06/2020	(713)	(127,671,563)	(7,057,223)
Ultra 10-Year U.S. Treasury Note	06/2020	145	22,624,531	703,192
Ultra Long U.S. Treasury Bond	06/2020	492	109,162,500	8,183,553
2-Year U.S. Treasury Note	06/2020	948	208,922,907	2,112,775
5-Year U.S. Treasury Note	06/2020	2,489	312,019,484	7,353,541

See Notes to Schedules of Investments.

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
Long GILT	06/2020	(66)	$(11,164,666)	$(174,358)
3-Month Euro Euribor	09/2020	(15)	(4,152,419)	9,527
3-Month Euro Euribor	12/2020	(15)	(4,153,039)	7,855
90-Day Eurodollar	12/2020	235	58,550,250	678,490
90-Day Eurodollar	03/2021	(90)	(22,435,875)	(14,625)
90-Day Eurodollar	06/2021	(91)	(22,684,025)	(235,450)
90-Day Eurodollar	12/2021	(407)	(101,419,312)	(534,662)
Total Futures Contracts outstanding at March 31, 2020			$795,956,200	$13,319,379
Forward Foreign Currency Contracts outstanding at March 31, 2020:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
04/17/20	U.S. Dollars	5,583,952	Russian Rubles	346,272,014	CITI	$1,169,766
04/02/20	U.S. Dollars	7,058,082	Brazilian Reals	31,271,342	GSC	1,039,849
04/02/20	U.S. Dollars	17,072,391	British Pounds	13,226,000	HSBC	644,375
04/22/20	U.S. Dollars	3,316,146	Mexican Pesos	63,864,000	BNP	633,048
04/29/20	U.S. Dollars	7,875,574	British Pounds	6,075,167	SS	324,499
04/23/20	U.S. Dollars	4,123,434	Brazilian Reals	19,950,000	GSC	290,094
04/02/20	U.S. Dollars	7,702,100	British Pounds	5,976,000	BNP	279,310
05/15/20	Japanese Yen	1,432,800,000	U.S. Dollars	13,125,310	BNP	228,501
04/02/20	U.S. Dollars	1,550,000	Brazilian Reals	6,981,975	BNP	206,305
04/02/20	U.S. Dollars	1,494,000	Brazilian Reals	6,697,467	JPM	205,059
04/02/20	U.S. Dollars	1,443,000	Brazilian Reals	6,453,563	HSBC	200,998
04/17/20	U.S. Dollars	13,628,387	Euro	12,167,306	CITI	199,688
04/02/20	U.S. Dollars	2,608,960	Australian Dollars	3,938,000	BAR	186,696
04/02/20	U.S. Dollars	5,423,752	British Pounds	4,242,000	JPM	154,763
04/02/20	U.S. Dollars	3,135,134	Canadian Dollars	4,199,941	UBS	150,738
06/17/20	U.S. Dollars	2,227,659	New Zealand Dollars	3,508,843	DEUT	135,245
04/17/20	U.S. Dollars	5,122,101	Chinese Yuan Renminbi	35,528,427	CITI	111,007
06/17/20	U.S. Dollars	2,974,753	Canadian Dollars	4,061,040	UBS	86,885
04/02/20	British Pounds	1,456,000	U.S. Dollars	1,725,709	BNP	82,789
04/02/20	British Pounds	6,401,000	U.S. Dollars	7,869,576	BAR	81,106
04/17/20	Euro	4,971,545	U.S. Dollars	5,427,670	CITI	59,278
06/17/20	Euro	1,624,209	Swedish Kronor	17,209,355	UBS	54,087
04/02/20	Euro	1,561,000	U.S. Dollars	1,680,809	MSCS	40,819
06/17/20	U.S. Dollars	660,335	Australian Dollars	1,009,000	DEUT	39,572
04/17/20	U.S. Dollars	4,706,069	Philippine Pesos	238,833,000	CITI	30,453
04/29/20	British Pounds	558,000	U.S. Dollars	664,177	SS	29,384
06/17/20	U.S. Dollars	1,255,578	Euro	1,114,000	CITI	23,242
04/02/20	U.S. Dollars	624,403	Euro	549,000	JPM	18,911
04/02/20	U.S. Dollars	1,108,886	Euro	992,000	BNP	14,809
06/17/20	Canadian Dollars	786,907	U.S. Dollars	546,000	JPM	13,581
04/17/20	U.S. Dollars	247,415	British Pounds	188,429	CITI	13,274
05/15/20	Japanese Yen	62,700,000	U.S. Dollars	571,294	GSC	13,075
04/17/20	U.S. Dollars	2,320,135	Indian Rupees	175,367,400	CITI	11,671
04/30/20	U.S. Dollars	6,398,906	Japanese Yen	685,760,101	JPM	10,847
06/17/20	U.S. Dollars	191,470	Japanese Yen	19,470,373	SS	9,783
04/02/20	Euro	2,248,000	U.S. Dollars	2,471,657	JPM	7,662
04/30/20	U.S. Dollars	7,665,055	Japanese Yen	822,035,774	UBS	7,547
06/17/20	Canadian Dollars	813,000	Japanese Yen	61,265,647	CITI	6,440
See Notes to Schedules of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
05/14/20	Euro	334,952	U.S. Dollars	363,689	DEUT	$6,379
05/14/20	U.S. Dollars	311,987	Euro	278,548	JPM	4,236
04/02/20	U.S. Dollars	1,215,809	Euro	1,099,000	UBS	3,722
04/17/20	U.S. Dollars	124,308	Japanese Yen	13,000,000	CITI	3,294
04/02/20	U.S. Dollars	47,675	Australian Dollars	73,000	JPM	2,773
04/17/20	U.S. Dollars	457,497	Brazilian Reals	2,373,038	CITI	1,336
06/17/20	New Zealand Dollars	968,000	U.S. Dollars	575,941	UBS	1,303
04/17/20	Japanese Yen	20,200,000	U.S. Dollars	187,372	CITI	665
04/02/20	U.S. Dollars	24,786	Brazilian Reals	127,153	DEUT	315
Subtotal Appreciation						$6,839,179
05/14/20	Euro	508,000	U.S. Dollars	561,333	RBC	$(75)
05/05/20	Brazilian Reals	127,153	U.S. Dollars	24,755	DEUT	(343)
05/14/20	U.S. Dollars	609,601	Euro	553,000	SS	(1,375)
04/02/20	Australian Dollars	1,324,000	U.S. Dollars	815,842	JPM	(1,450)
04/29/20	British Pounds	210,494	U.S. Dollars	263,094	UBS	(1,462)
06/17/20	Euro	253,000	Japanese Yen	30,165,190	UBS	(1,610)
04/17/20	U.S. Dollars	980,308	Euro	890,000	CITI	(1,959)
06/17/20	Euro	152,000	Swedish Kronor	1,684,613	DEUT	(2,441)
06/17/20	Swiss Francs	106,757	U.S. Dollars	114,715	DEUT	(3,383)
06/17/20	New Zealand Dollars	509,205	Australian Dollars	500,305	CITI	(4,148)
04/17/20	U.S. Dollars	275,903	Japanese Yen	30,087,237	CITI	(4,171)
05/14/20	U.S. Dollars	294,598	Euro	271,320	DEUT	(5,167)
06/17/20	Mexican Pesos	754,000	U.S. Dollars	39,451	JPM	(8,036)
05/15/20	U.S. Dollars	429,110	Japanese Yen	47,200,000	JPM	(10,798)
04/30/20	U.S. Dollars	5,100,381	Japanese Yen	548,983,188	JPM	(13,561)
06/17/20	British Pounds	543,828	U.S. Dollars	695,380	RBC	(18,967)
06/17/20	Euro	264,193	Norwegian Kroner	3,252,224	CITI	(20,656)
04/02/20	Euro	1,450,000	U.S. Dollars	1,620,332	JPM	(21,127)
04/28/20	Euro	4,505,000	U.S. Dollars	4,996,496	CITI	(22,213)
04/02/20	U.S. Dollars	415,589	British Pounds	353,000	HSBC	(22,872)
06/17/20	Swedish Kronor	18,841,480	Euro	1,758,454	CITI	(37,319)
04/02/20	U.S. Dollars	647,620	British Pounds	556,000	UBS	(42,988)
06/17/20	Euro	2,094,542	U.S. Dollars	2,362,356	UBS	(45,319)
06/17/20	Japanese Yen	228,741,144	U.S. Dollars	2,181,177	DEUT	(46,692)
05/05/20	U.S. Dollars	14,957,575	Euro	13,586,000	JPM	(47,710)
06/17/20	Australian Dollars	1,687,842	U.S. Dollars	1,104,397	DEUT	(65,993)
04/02/20	Canadian Dollars	1,908,748	U.S. Dollars	1,422,731	UBS	(66,411)
05/15/20	U.S. Dollars	2,657,174	Japanese Yen	292,300,000	GSC	(67,086)
04/02/20	Canadian Dollars	1,917,000	U.S. Dollars	1,430,531	GSC	(68,348)
04/17/20	Australian Dollars	935,862	U.S. Dollars	647,167	CITI	(71,460)
04/17/20	Euro	7,988,385	U.S. Dollars	8,904,213	CITI	(87,666)
06/17/20	Norwegian Kroner	10,238,857	Euro	974,739	JPM	(93,150)
04/17/20	Indian Rupees	175,367,400	U.S. Dollars	2,409,340	BAR	(100,876)
04/23/20	Brazilian Reals	19,950,000	U.S. Dollars	3,946,041	GSC	(112,700)
04/02/20	British Pounds	3,830,000	U.S. Dollars	4,874,572	JPM	(117,328)
04/02/20	Australian Dollars	2,637,000	U.S. Dollars	1,752,494	BAR	(130,475)
04/02/20	Euro	5,729,000	U.S. Dollars	6,509,350	BAR	(190,836)
04/02/20	U.S. Dollars	23,995,884	Euro	21,934,000	MSCS	(195,125)
04/02/20	Brazilian Reals	11,394,000	U.S. Dollars	2,406,997	MSCS	(214,198)
04/17/20	Canadian Dollars	3,789,664	U.S. Dollars	2,919,310	CITI	(225,874)
05/04/20	U.S. Dollars	15,496,332	British Pounds	12,666,000	BAR	(248,073)
05/15/20	U.S. Dollars	10,548,754	Japanese Yen	1,166,300,000	BAR	(321,256)
04/17/20	Indonesian Rupiahs	53,935,795,049	U.S. Dollars	3,833,390	BAR	(532,465)
04/22/20	Mexican Pesos	63,864,000	U.S. Dollars	3,246,541	BNP	(563,443)
04/17/20	Mexican Pesos	60,934,538	U.S. Dollars	3,173,563	CITI	(611,581)

See Notes to Schedules of Investments.

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
04/17/20	Brazilian Reals	16,965,148	U.S. Dollars	4,143,338	CITI	$(882,181)
04/02/20	Brazilian Reals	40,137,500	U.S. Dollars	8,663,393	GSC	(938,849)
Subtotal Depreciation						$(6,291,216)
Total Forward Foreign Currency Contracts outstanding at March 31, 2020						$547,963
Swap Agreements outstanding at March 31, 2020:
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Sovereign Issuers—Buy Protection
Credit Suisse (USA), Inc. 6.5% due 1/15/2018 (Pay Quarterly)	(1.00)%	9/20/2020	GSC	USD	300,000	$(1,340)	$6,900	$(8,240)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly)	(1.00)%	12/20/2020	JPM	USD	590,000	(4,124)	2,496	(6,620)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly)	(1.00)%	12/20/2020	CITI	USD	330,000	(2,306)	2,663	(4,969)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly)	(1.00)%	12/20/2020	BOA	USD	300,000	(2,097)	1,691	(3,788)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly)	(1.00)%	6/20/2021	CITI	USD	920,000	(10,543)	6,695	(17,238)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly)	(1.00)%	6/20/2021	BOA	USD	460,000	(5,291)	6,213	(11,504)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly)	(1.00)%	6/20/2021	DEUT	USD	360,000	(4,124)	2,602	(6,726)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly)	(1.00)%	6/20/2021	JPM	USD	320,000	(3,668)	1,224	(4,892)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly)	(1.00)%	12/20/2021	DEUT	USD	430,000	(6,541)	1,639	(8,180)
Peoples Republic of China, 7.5% due 10/28/27 (Pay Quarterly)	(1.00)%	6/20/2022	JPM	USD	630,000	(11,929)	(6,835)	(5,094)
Peoples Republic of China, 7.5% due 10/28/27 (Pay Quarterly)	(1.00)%	6/20/2022	CITI	USD	70,000	(1,325)	(1,226)	(99)
						$(53,288)	$24,062	$(77,350)

Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Corporate and Sovereign Issuers—Sell Protection
General Electric Co., 2.70% due 10/9/2022 (Receive Quarterly)	1.95%	1.00%	12/20/2023	USD	600,000	$(19,900)	$(25,420)	$5,520
Subtotal Appreciation						$(19,900)	$(25,420)	$5,520
General Electric Co., 2.70% due 10/9/2022 (Receive Quarterly)	2.04%	1.00%	6/20/2024	USD	2,150,000	$(87,955)	$(34,866)	$(53,089)
Prudential Financial Inc., 3.50% due 05/15/2024 (Receive Quarterly)	0.73%	1.00%	6/20/2024	USD	1,075,000	12,488	18,590	(6,102)
Republic of Colombia, 10.38% due 01/28/2033 (Receive Quarterly)	1.92%	1.00%	6/20/2024	USD	1,000,000	(36,873)	5,985	(42,858)
Republic of Indonesia, 5.88% due 03/13/2020 (Receive Quarterly)	1.72%	1.00%	6/20/2024	USD	3,470,000	(99,873)	4,023	(103,896)
See Notes to Schedules of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
The Boeing Company, 8.75% due 08/15/2021 (Receive Quarterly)	4.45%	1.00%	6/20/2024	USD	475,000	$(59,158)	$11,979	$(71,137)
General Electric Co., 2.70% due 10/9/2022 (Receive Quarterly)	2.15%	1.00%	12/20/2024	USD	600,000	(30,208)	(9,660)	(20,548)
Republic of Peru, 8.75% 11/21/2033 (Receive Quarterly)	1.09%	1.00%	12/20/2024	USD	1,000,000	(3,683)	21,212	(24,895)
Russian Federation, 1.00% due 12/20/2024 (Receive Quarterly)	1.82%	1.00%	12/20/2024	USD	1,950,000	(71,913)	33,333	(105,246)
Subtotal Depreciation						$(377,175)	$50,596	$(427,771)
Net Centrally Cleared Credit Default Swaps on Corporate and Sovereign Issuers—Sell Protection outstanding at March 31, 2020						$(397,075)	$25,176	$(422,251)

Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Credit Indexes—Sell Protection
Markit CMBX.NA.AAA.7 Index (Receive Monthly)	0.52%	0.50%	1/17/2047	GSC	USD	1,688,187	$(801)	$(75,152)	$74,351
Markit CMBX.NA.AAA.8 Index (Receive Monthly)	0.56%	0.50%	10/17/2057	DEUT	USD	1,700,000	(4,639)	(116,926)	112,287
Markit CMBX.NA.AAA.8 Index (Receive Monthly)	0.56%	0.50%	10/17/2057	GSC	USD	1,700,000	(4,639)	(102,781)	98,142
							$(10,079)	$(294,859)	$284,780

Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Credit Indexes—Sell Protection
Markit CDX.NA.IG.34 Index (Receive Quarterly)	1.14%	1.00%	6/20/2025	USD	2,800,000	$(18,715)	$(46,710)	$27,995
Subtotal Appreciation						$(18,715)	$(46,710)	$27,995
Markit CDX.NA.IG.31 Index (Receive Quarterly)	0.96%	1.00%	12/20/2023	USD	1,100,000	$2,112	$13,698	$(11,586)
Markit CDX.NA.IG.32 Index (Receive Quarterly)	1.02%	1.00%	6/20/2024	USD	16,200,000	(10,263)	348,782	(359,045)
Markit CDX.NA.HY.33 Index (Receive Quarterly)	6.60%	5.00%	12/20/2024	USD	588,000	(34,870)	43,953	(78,823)
Markit CDX.NA.IG.33 Index (Receive Quarterly)	1.08%	1.00%	12/20/2024	USD	64,455,000	(209,952)	465,104	(675,056)
Subtotal Depreciation						$(252,973)	$871,537	$(1,124,510)
Net Centrally Cleared Credit Default Swaps on Credit Indexes—Sell Protection outstanding at March 31, 2020						$(271,688)	$824,827	$(1,096,515)

Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Interest Rate Swaps
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	7.02% (Upon termination)	1/4/2027	CITI	BRL	26,105,000	$17,941	$10,600	$7,341
						$17,941	$10,600	$7,341

See Notes to Schedules of Investments.

Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swaps
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	5.44% (Upon termination)	1/3/2022	BRL	20,477,497	$117,163	$40,227	$76,936
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	4.81% (Upon termination)	1/3/2022	BRL	1,357,562	3,711	—	3,711
3-Month LIBOR (Quarterly)	0.60% (Semiannually)	3/23/2022	USD	23,834,000	74,323	3,724	70,599
28-Day Mexico Interbank TIIE (Lunar)	6.00% (Lunar)	6/15/2022	MXN	59,170,000	14,983	761	14,222
3-Month JIBAR (Quarterly)	6.50% (Quarterly)	6/17/2022	ZAR	71,166,358	90,323	8,614	81,709
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	5.75% (Upon termination)	1/2/2023	BRL	3,416,710	12,606	6,179	6,427
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	6.66% (Upon termination)	1/2/2023	BRL	2,430,906	24,898	6,512	18,386
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	6.37% (Upon termination)	1/2/2023	BRL	864,223	5,262	—	5,262
6-Month LIBOR (Semiannually)	0.10% (Semiannually)	3/20/2024	JPY	800,000,000	46,464	42,931	3,533
6.26% (Upon termination)	1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	1/2/2025	BRL	503,816	631	(628)	1,259
1-Day SONIA (Annually)	0.40% (Annually)	3/18/2025	GBP	13,940,000	141,897	22,238	119,659
3-Month LIBOR (Quarterly)	1.75% (Semiannually)	3/18/2025	USD	90,000	5,651	2,398	3,253
3-Month LIBOR (Quarterly)	0.70% (Semiannually)	3/23/2025	USD	13,880,000	134,181	(11,207)	145,388
1-Day SONIA (Annually)	0.27% (Annually)	6/17/2025	GBP	14,780,000	19,628	5,083	14,545
7-Day CFETS Repo Rate (Quarterly)	2.50% (Quarterly)	6/17/2025	CNY	29,450,000	48,103	7,083	41,020
3-Month LIBOR (Quarterly)	0.65% (Semiannually)	9/18/2025	USD	4,757,000	34,726	—	34,726
3-Month LIBOR (Quarterly)	0.66% (Semiannually)	9/18/2025	USD	3,691,000	29,330	—	29,330
3-Month LIBOR (Quarterly)	0.77% (Semiannually)	3/24/2027	USD	18,910,000	222,051	139,777	82,274
0.05% (Semiannually)	6-Month LIBOR (Semiannually)	3/10/2029	JPY	2,015,000,000	(79,821)	(241,562)	161,741
28-Day Mexico Interbank TIIE (Lunar)	7.45% (Lunar)	7/18/2029	MXN	165,770,000	248,963	68,836	180,127
6-Month ASX BBSW (Semiannually)	1.00% (Semiannually)	3/11/2030	AUD	7,330,000	(48,059)	(102,758)	54,699
0.50% (Annually)	6-Month EURIBOR (Semiannually)	3/18/2030	EUR	3,110,000	(185,055)	(280,365)	95,310
3-Month CDOR (Semiannually)	2.00% (Semiannually)	3/18/2030	CAD	380,000	22,840	10,021	12,819
6-Month ASX BBSW (Semiannually)	1.75% (Semiannually)	3/18/2030	AUD	6,520,000	329,899	222,798	107,101
6-Month NIBOR (Semiannually)	2.00% (Annually)	3/18/2030	NOK	8,180,000	71,641	59,632	12,009
0.31% (Annually)	1-Day SONIA (Annually)	6/17/2030	GBP	4,160,000	(527)	(12,126)	11,599
6-Month EURIBOR (Semiannually)	0.25% (Annually)	6/17/2030	EUR	3,950,000	(107,569)	(161,449)	53,880
6-Month EURIBOR (Semiannually)	0.75% (Annually)	3/18/2040	EUR	270,000	31,639	15,283	16,356
6-Month LIBOR (Semiannually)	0.50% (Semiannually)	6/20/2040	JPY	110,160,000	22,343	20,836	1,507
6-Month LIBOR (Semiannually)	0.50% (Semiannually)	6/20/2050	JPY	176,860,000	29,171	28,073	1,098
0.84% (Semiannually)	3-Month LIBOR (Quarterly)	9/18/2050	USD	866,000	14,963	—	14,963
0.86% (Semiannually)	3-Month LIBOR (Quarterly)	9/18/2050	USD	669,000	8,347	(1,318)	9,665
Subtotal Appreciation					$1,384,706	$(100,407)	$1,485,113
6.24% (Upon termination)	1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	1/2/2023	BRL	4,179,369	$(23,257)	$—	$(23,257)
7.22% (Upon termination)	1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	1/2/2023	BRL	3,702,329	(40,257)	—	(40,257)
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	5.33% (Upon termination)	1/2/2024	BRL	4,368,350	(20,675)	(1,111)	(19,564)
1-Month LIBOR + .09% (Quarterly)	3-Month LIBOR (Quarterly)	7/25/2024	USD	25,000,000	(25,486)	406	(25,892)
1.00% (Semiannually)	6-Month LIBOR (Semiannually)	3/18/2025	GBP	120,000	(3,581)	(2,691)	(890)
1.40% (Annually)	6-Month WIBOR (Semiannually)	6/17/2025	PLN	6,265,000	(39,570)	(7,843)	(31,727)
1.55% (Semiannually)	3-Month LIBOR (Quarterly)	6/30/2026	USD	40,547,000	(2,617,836)	142,909	(2,760,745)
1.52% (Semiannually)	3-Month LIBOR (Quarterly)	7/31/2026	USD	19,790,000	(1,157,175)	70,621	(1,227,796)
1.60% (Semiannually)	3-Month LIBOR (Quarterly)	11/15/2026	USD	12,122,000	(808,170)	4,777	(812,947)
1.65% (Semiannually)	3-Month LIBOR (Quarterly)	11/15/2026	USD	4,469,000	(312,650)	(13,063)	(299,587)
See Notes to Schedules of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
0.30% (Annually)	1-Day US Federal Fund Effective Rate (Annually)	2/15/2027	USD	19,453,000	$52,454	$59,594	$(7,140)
6-Month LIBOR (Semiannually)	0.10% (Semiannually)	6/22/2027	JPY	2,402,630,000	(116,834)	172,409	(289,243)
0.50% (Semiannually)	6-Month LIBOR (Semiannually)	3/10/2030	GBP	3,360,000	31,526	64,425	(32,899)
0.50% (Annually)	3-Month STIBOR (Quarterly)	3/18/2030	SEK	23,530,000	(26,894)	(16,912)	(9,982)
0.57% (Annually)	1-Day SONIA (Annually)	3/18/2030	GBP	5,420,000	(180,005)	23,302	(203,307)
0.75% (Semiannually)	6-Month LIBOR (Semiannually)	3/18/2030	GBP	7,700,000	(155,408)	79,664	(235,072)
6-Month ASX BBSW (Semiannually)	1.75% (Semiannually)	3/19/2030	AUD	5,380,000	81,913	95,090	(13,177)
0.40% (Annually)	1-Day SONIA (Annually)	6/17/2030	GBP	3,140,000	(35,768)	(11,599)	(24,169)
1.75% (Semiannually)	3-Month LIBOR (Quarterly)	6/18/2030	USD	3,350,000	(134,533)	(132,498)	(2,035)
2.04% (Semiannually)	6-Month LIBOR (Semiannually)	2/1/2037	GBP	2,100,000	(338,264)	(28,177)	(310,087)
2.05% (Semiannually)	6-Month LIBOR (Semiannually)	2/1/2037	GBP	3,300,000	(535,505)	(55,813)	(479,692)
6-Month LIBOR (Semiannually)	0.04% (Semiannually)	3/10/2038	JPY	344,000,000	(54,499)	—	(54,499)
0.75% (Semiannually)	6-Month LIBOR (Semiannually)	3/20/2038	JPY	1,469,200,000	(1,505,747)	13,013	(1,518,760)
0.40% (Annually)	1-Day SONIA (Annually)	6/17/2040	GBP	2,710,000	(34,813)	(11,133)	(23,680)
1.75% (Semiannually)	3-Month LIBOR (Quarterly)	6/19/2040	USD	720,000	(48,486)	(19,572)	(28,914)
1.81% (Semiannually)	3-Month LIBOR (Quarterly)	11/15/2044	USD	1,972,000	(426,286)	2,639	(428,925)
1.85% (Semiannually)	3-Month LIBOR (Quarterly)	11/15/2044	USD	18,289,000	(4,124,628)	31,208	(4,155,836)
0.90% (Semiannually)	3-Month LIBOR (Quarterly)	3/17/2050	USD	2,110,000	(1,522)	(64)	(1,458)
1.00% (Semiannually)	6-Month LIBOR (Semiannually)	6/17/2050	GBP	1,200,000	(170,822)	22,024	(192,846)
1.75% (Annually)	3-Month LIBOR (Quarterly)	6/20/2050	USD	1,240,000	(81,701)	(45,545)	(36,156)
Subtotal Depreciation					$(12,854,479)	$436,060	$(13,290,539)
Net Centrally Cleared Interest Rate Swaps outstanding at March 31, 2020					$(11,469,773)	$335,653	$(11,805,426)

See Notes to Schedules of Investments.

VALUATION HIERARCHY
The following is a summary of the inputs used, as of March 31, 2020, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$1,906,955	$—	$1,906,955	$—
Asset-Backed Securities	90,080,936	—	90,080,936	—
Corporate Bonds	430,434,304	—	429,539,230	895,074
Foreign Bonds
Mexico	10,274,819	—	8,840,046	1,434,773
Other^^	204,091,306	—	204,091,306	—
Total Foreign Bonds	214,366,125	—	212,931,352	1,434,773
Foreign Government Inflation-Linked Bond	18,564,164	—	18,564,164	—
Loan Agreements	10,971,940	—	10,971,940	—
Money Market Funds	90,474,868	90,474,868	—	—
Mortgage-Backed Securities	799,355,692	—	799,355,692	—
Municipal Bonds	10,526,191	—	10,526,191	—
Purchased Options:
Call Options	160,395	160,395	—	—
Put Options	274,663	274,663	—	—
Total Purchased Options	435,058	435,058	—	—
Repurchase Agreements	57,800,000	—	57,800,000	—
U.S. Treasury Obligations	242,429,166	—	242,429,166	—
Total Assets - Investments in Securities	$1,967,345,399	$90,909,926	$1,874,105,626	$2,329,847
Other Financial Instruments***
Forward Foreign Currency Contracts	$6,839,179	$—	$6,839,179	$—
Futures Contracts	24,087,422	24,087,422	—	—
Swap Agreements	1,810,749	—	1,810,749	—
Total Assets - Other Financial Instruments	$32,737,350	$24,087,422	$8,649,928	$ —

See Notes to Schedules of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities:
Investments in Securities:
TBA Sale Commitments	$(60,787,931)	$—	$(60,787,931)	$—
Written Options:
Call Options	(2,326,521)	(2,326,521)	—	—
Call Swaptions	(85,367)	—	(85,367)	—
Put Options	(212,696)	(212,696)	—	—
Put Swaptions	(372,912)	—	(372,912)	—
Total Written Options	(2,997,496)	(2,539,217)	(458,279)	—
Total Liabilities - Investments in Securities	$(63,785,427)	$(2,539,217)	$(61,246,210)	$ —
Other Financial Instruments***
Forward Foreign Currency Contracts	$(6,291,216)	$—	$(6,291,216)	$—
Futures Contracts	(10,768,043)	(10,768,043)	—	—
Swap Agreements	(14,920,170)	—	(14,920,170)	—
Total Liabilities - Other Financial Instruments	$(31,979,429)	$(10,768,043)	$(21,211,386)	$ —

^^	Classifications as defined in the Schedule of Investments.
***	Other financial instruments are derivative instruments, such as futures contracts, forwards contracts and swap agreements, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding", "Forwards Foreign Currency Contracts outstanding" and "Swap Agreements outstanding" disclosures.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended March 31, 2020.

See Notes to Schedules of Investments.

EXTENDED-DURATION BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)
	Par	Value
ASSET-BACKED SECURITY — 0.1%
Towd Point Mortgage Trust, Series 2016-4, Class A1
2.25%, 07/25/56 144A (Cost $379,139)	$382,065	$374,832
CORPORATE BONDS — 34.1%
3M Co.
3.05%, 04/15/30	280,000	292,084
Abbott Laboratories
3.75%, 11/30/26	1,507,000	1,685,693
4.90%, 11/30/46	407,000	557,731
AES Corporation
4.88%, 05/15/23	123,000	119,156
Aflac, Inc.
6.45%, 08/15/40	328,000	437,382
Allison Transmission, Inc.
4.75%, 10/01/27 144A	85,000	78,926
Ally Financial, Inc.
8.00%, 11/01/31	177,000	206,072
Alta Wind Holdings LLC
7.00%, 06/30/35 144A	320,187	375,520
American Airlines Group, Inc.
5.00%, 06/01/22 144A	305,000	245,906
American Airlines Pass-Through Trust, Series 2016-1, Class B
5.25%, 01/15/24	480,558	484,339
American Airlines Pass-Through Trust, Series 2016-3, Class B
3.75%, 10/15/25	230,505	185,830
American Airlines Pass-Through Trust, Series 2017-1, Class B
4.95%, 02/15/25	100,136	86,797
American Airlines Pass-Through Trust, Series 2017-2, Class B
3.70%, 10/15/25	84,834	72,457
American International Group, Inc.
3.90%, 04/01/26	1,682,000	1,735,898
American Tower Corporation REIT
2.40%, 03/15/25	537,000	529,045
Antares Holdings LP
6.00%, 08/15/23 144A	255,000	263,118
Antero Resources Corporation
5.38%, 11/01/21Δ	125,000	91,620
5.13%, 12/01/22Δ	35,000	18,387
Apple, Inc.
3.00%, 06/20/27	449,000	481,823
AT&T, Inc.
4.30%, 02/15/30	1,869,000	2,011,064
4.50%, 05/15/35	495,000	529,560
4.30%, 12/15/42	1,242,000	1,317,075
4.50%, 03/09/48	105,000	114,262
4.55%, 03/09/49	115,000	124,209
Bank of America Corporation
3.50%, 04/19/26	901,000	959,090
6.11%, 01/29/37	900,000	1,159,519
Bank of America NA
6.00%, 10/15/36	1,315,000	1,757,883
	Par	Value
Berkshire Hathaway Energy Co.
3.70%, 07/15/30 144A	$437,000	$468,998
Boeing Co. (The)
3.10%, 05/01/26	20,000	18,439
3.63%, 03/01/48	5,000	4,367
3.85%, 11/01/48	85,000	76,924
3.95%, 08/01/59	90,000	81,157
Booking Holdings, Inc.
0.90%, 09/15/21 CONV Δ	110,000	109,934
Boston Properties LP REIT
3.40%, 06/21/29	1,138,000	1,096,735
Boston Scientific Corporation
4.70%, 03/01/49	360,000	412,794
Brighthouse Financial, Inc.
4.70%, 06/22/47	40,000	31,360
Bristol-Myers Squibb Co.
4.25%, 10/26/49 144A	822,000	1,034,274
Burlington Northern Santa Fe LLC
4.15%, 04/01/45	821,000	943,015
Campbell Soup Co.
4.80%, 03/15/48Δ	400,000	478,785
Chesapeake Energy Corporation
4.88%, 04/15/22	70,000	7,700
5.75%, 03/15/23	20,000	2,150
5.50%, 09/15/26 CONV	5,000	275
8.00%, 06/15/27	665,000	53,200
Cigna Corporation
4.90%, 12/15/48	408,000	491,937
Cincinnati Bell, Inc.
8.00%, 10/15/25 144A	20,000	20,675
Citigroup, Inc.
8.13%, 07/15/39	802,000	1,261,664
(Variable, ICE LIBOR USD 3M + 1.84%), 4.28%, 04/24/48^	498,000	552,807
Comcast Corporation
3.70%, 04/15/24	929,000	998,801
2.65%, 02/01/30Δ	1,225,000	1,262,930
3.97%, 11/01/47	221,000	252,434
Continental Resources, Inc.
4.50%, 04/15/23	40,000	22,256
3.80%, 06/01/24	125,000	64,463
Cox Communications, Inc.
4.60%, 08/15/47 144A	238,000	246,923
Crown Castle International Corporation REIT
3.20%, 09/01/24	483,000	482,381
CSC Holdings LLC
5.38%, 02/01/28 144A	200,000	205,393
CSX Corporation
3.80%, 04/15/50	220,000	230,920
Cummins, Inc.
5.65%, 03/01/98	1,620,000	1,945,358
CVS Health Corporation
5.13%, 07/20/45	83,000	95,926
5.05%, 03/25/48	474,000	543,686
4.25%, 04/01/50	402,000	419,064

See Notes to Schedules of Investments.

EXTENDED-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
DCP Midstream Operating LP
6.45%, 11/03/36 144A	$490,000	$240,102
Deere & Co.
3.10%, 04/15/30	601,000	636,940
Dell International LLC
6.02%, 06/15/26 144A	140,000	144,780
8.10%, 07/15/36 144A	180,000	207,404
8.35%, 07/15/46 144A	130,000	154,885
Dillard's, Inc.
7.00%, 12/01/28	500,000	467,179
DISH DBS Corporation
7.75%, 07/01/26Δ	105,000	108,470
DISH Network Corporation
2.38%, 03/15/24 CONV	1,080,000	859,950
Dow Chemical Co. (The)
9.40%, 05/15/39	349,000	526,535
Edison International
4.95%, 04/15/25	20,000	19,954
Enable Midstream Partners LP
5.00%, 05/15/44	445,000	189,766
Enbridge Energy Partners LP
7.38%, 10/15/45	305,000	336,373
Energy Transfer Operating LP
5.25%, 04/15/29	628,000	521,849
5.15%, 03/15/45	446,000	346,350
Enterprise Products Operating LLC
5.10%, 02/15/45	556,000	549,007
4.20%, 01/31/50	612,000	591,283
Equitable Holdings, Inc.
5.00%, 04/20/48	577,000	546,908
ERP Operating LP REIT
3.00%, 07/01/29	970,000	951,404
Ford Motor Co.
6.38%, 02/01/29	1,255,000	884,775
4.75%, 01/15/43	400,000	229,000
General Electric Co.
3.10%, 01/09/23	248,000	250,143
5.88%, 01/14/38	150,000	173,422
General Motors Co.
5.20%, 04/01/45	1,175,000	934,449
General Motors Financial Co., Inc.
5.25%, 03/01/26	250,000	220,913
Gilead Sciences, Inc.
4.15%, 03/01/47	895,000	1,098,105
Goldman Sachs Group, Inc. (The)
3.50%, 11/16/26	1,704,000	1,732,725
6.75%, 10/01/37	225,000	298,688
4.75%, 10/21/45	421,000	501,061
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27	355,000	327,683
HCA, Inc.
5.38%, 09/01/26	140,000	145,260
7.05%, 12/01/27	500,000	516,875
3.50%, 09/01/30	995,000	906,153
Healthpeak Properties, Inc. REIT
3.25%, 07/15/26	281,000	273,161
Hewlett Packard Enterprise Co.
6.35%, 10/15/45	135,000	160,862
	Par	Value
Home Depot, Inc. (The)
5.88%, 12/16/36	$187,000	$254,441
Intel Corporation
3.90%, 03/25/30	2,008,000	2,300,154
Iron Mountain, Inc. REIT
4.88%, 09/15/29 144A	265,000	250,782
iStar, Inc. REIT
3.13%, 09/15/22 CONV	175,000	171,738
Jefferies Group LLC
6.45%, 06/08/27	50,000	51,165
6.25%, 01/15/36	185,000	164,174
JELD-WEN, Inc.
4.88%, 12/15/27 144A Δ	255,000	227,216
JPMorgan Chase & Co.
5.60%, 07/15/41	1,694,000	2,259,166
Kinder Morgan Energy Partners LP
5.80%, 03/15/35	280,000	298,409
Kraft Heinz Foods Co.
4.38%, 06/01/46	355,000	321,467
Liberty Mutual Group, Inc.
3.95%, 10/15/50 144A	1,400,000	1,303,417
Lockheed Martin Corporation
4.70%, 05/15/46	844,000	1,042,503
Marathon Petroleum Corporation
3.63%, 09/15/24	2,048,000	1,818,990
Masco Corporation
7.75%, 08/01/29	129,000	158,761
6.50%, 08/15/32	15,000	17,572
Mastercard, Inc.
3.85%, 03/26/50	306,000	376,762
McDonald’s Corporation
4.88%, 12/09/45	584,000	684,625
MetLife, Inc.
6.40%, 12/15/36	310,000	324,524
5.88%, 02/06/41	300,000	382,997
Michaels Stores, Inc.
8.00%, 07/15/27 144A Δ	45,000	33,550
Microchip Technology, Inc.
1.63%, 02/15/25 CONV	85,000	123,409
Microsoft Corporation
4.45%, 11/03/45	556,000	734,156
3.70%, 08/08/46	555,000	669,174
Morgan Stanley
3.13%, 08/05/21(C)	235,000	168,180
3.63%, 01/20/27	1,401,000	1,502,580
4.30%, 01/27/45	373,000	433,802
MPLX LP
4.00%, 03/15/28	200,000	173,853
4.50%, 04/15/38	1,038,000	813,752
Mutual of Omaha Insurance Co.
6.80%, 06/15/36 144A	100,000	140,262
Nationstar Mortgage Holdings, Inc.
9.13%, 07/15/26 144A	175,000	159,031
Navient Corporation
5.88%, 10/25/24	10,000	9,275
6.75%, 06/15/26	10,000	9,256
5.63%, 08/01/33	1,475,000	1,097,647

See Notes to Schedules of Investments.

	Par	Value
NGL Energy Partners LP
7.50%, 11/01/23	$100,000	$35,497
6.13%, 03/01/25Δ	220,000	76,724
Noble Energy, Inc.
3.85%, 01/15/28	415,000	294,188
5.05%, 11/15/44	600,000	371,705
Northrop Grumman Corporation
3.25%, 01/15/28	934,000	972,877
Nuance Communications, Inc.
1.25%, 04/01/25 CONV	50,000	54,090
1.00%, 12/15/35 CONV	80,000	76,650
Old Republic International Corporation
4.88%, 10/01/24	230,000	243,327
ON Semiconductor Corporation
1.00%, 12/01/20 CONV	85,000	84,650
ONEOK Partners LP
6.20%, 09/15/43	5,000	4,491
Oracle Corporation
3.60%, 04/01/40	2,762,000	2,771,924
3.60%, 04/01/50	1,527,000	1,533,984
Owens Corning
4.40%, 01/30/48	210,000	180,035
Penn Mutual Life Insurance Co. (The)
7.63%, 06/15/40 144A	440,000	696,250
PepsiCo, Inc.
2.63%, 07/29/29	1,121,000	1,174,174
Procter & Gamble Co. (The)
3.00%, 03/25/30	1,215,000	1,351,282
Prudential Financial, Inc.
6.63%, 06/21/40	548,000	668,591
3.70%, 03/13/51	150,000	137,350
PulteGroup, Inc.
6.38%, 05/15/33	1,000,000	1,020,364
Quicken Loans, Inc.
5.75%, 05/01/25 144A	60,000	60,075
5.25%, 01/15/28 144A	70,000	68,934
Qwest Corporation
7.25%, 09/15/25	410,000	417,236
Radian Group, Inc.
4.50%, 10/01/24	55,000	54,656
4.88%, 03/15/27	35,000	34,774
Seagate HDD Cayman
4.88%, 06/01/27	100,000	98,737
SM Energy Co.
1.50%, 07/01/21 CONV	80,000	29,690
5.00%, 01/15/24Δ	15,000	5,081
6.75%, 09/15/26Δ	30,000	9,256
6.63%, 01/15/27Δ	85,000	25,333
Southern Co. (The)
4.40%, 07/01/46	1,267,000	1,323,791
Springleaf Finance Corporation
6.88%, 03/15/25	170,000	172,480
State Street Corporation
(Variable, U.S. SOFR + 2.65%), 3.15%, 03/30/31 144A ^	357,000	366,448
	Par	Value
Tenet Healthcare Corporation
5.13%, 05/01/25	$615,000	$591,937
Textron, Inc.
6.63%, 04/07/20(U)	160,000	198,890
Time Warner Cable LLC
5.50%, 09/01/41	25,000	26,230
4.50%, 09/15/42	45,000	42,458
Toro Co. (The)
6.63%, 05/01/37	300,000	384,207
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26	455,000	518,985
Transocean, Inc.
5.80%, 10/15/22Δ	205,000	122,679
6.80%, 03/15/38Δ	20,000	4,756
Tyson Foods, Inc.
4.55%, 06/02/47	333,000	356,714
5.10%, 09/28/48	269,000	334,668
United Airlines Pass-Through Trust, Series 2014-1, Class A
4.00%, 04/11/26Δ	83,236	82,479
United Airlines Pass-Through Trust, Series 2016-2, Class B
3.65%, 10/07/25	66,800	62,337
United Rentals North America, Inc.
6.50%, 12/15/26	85,000	86,747
4.88%, 01/15/28	30,000	29,267
United States Steel Corporation
6.65%, 06/01/37Δ	75,000	45,938
United Technologies Corporation
3.95%, 08/16/25	374,000	409,030
Unum Group
5.75%, 08/15/42	800,000	781,428
Verizon Communications, Inc.
4.27%, 01/15/36	1,588,000	1,850,914
5.25%, 03/16/37	933,000	1,188,570
5.50%, 03/16/47	934,000	1,283,860
Visa, Inc.
4.30%, 12/14/45	654,000	826,998
Walmart, Inc.
3.63%, 12/15/47	356,000	407,250
Walt Disney Co. (The)
4.75%, 09/15/44	582,000	733,516
Western Digital Corporation
1.50%, 02/01/24 CONV	140,000	122,475
WestRock MWV LLC
7.55%, 03/01/47	335,000	470,881
Weyerhaeuser Co. REIT
6.88%, 12/15/33	580,000	680,366
Total Corporate Bonds (Cost $85,709,995)		90,425,599
See Notes to Schedules of Investments.

EXTENDED-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
FOREIGN BONDS — 10.1%
Australia — 0.2%
Barrick PD Australia Finance Proprietary, Ltd.
5.95%, 10/15/39	$533,000	$658,648
Brazil — 0.2%
Brazilian Government International Bond
10.25%, 01/10/28(B)	2,525,000	478,426
Canada — 3.2%
Bombardier, Inc.
6.00%, 10/15/22 144A	515,000	390,113
7.88%, 04/15/27 144A	50,000	33,746
Canadian Government Bond Residual STRIP
3.47%, 06/01/25(C) Ω	3,685,000	2,540,746
Enbridge, Inc.
5.50%, 12/01/46	512,000	527,563
MEG Energy Corporation
7.00%, 03/31/24 144A	204,000	95,371
Province of Ontario Generic Residual STRIP
2.98%, 03/08/29(C) Ω	4,600,000	2,757,353
Province of Saskatchewan Residual STRIP
3.49%, 02/04/22(C) Ω	3,000,000	2,098,497
		8,443,389
Ireland — 0.4%
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/25	975,000	972,114
Johnson Controls International PLC
4.50%, 02/15/47	149,000	161,333
		1,133,447
Italy — 0.3%
Telecom Italia Capital SA
6.00%, 09/30/34	785,000	782,620
Luxembourg — 0.4%
ArcelorMittal SA
6.75%, 03/01/41	975,000	962,864
Mexico — 0.7%
America Movil SAB de CV
6.45%, 12/05/22(M)	2,600,000	103,124
8.46%, 12/18/36(M)	12,000,000	435,375
Mexican Bonos
8.00%, 12/07/23(M)	21,300,000	942,408
10.00%, 12/05/24(M)	3,500,000	166,859
7.50%, 06/03/27(M)	3,500,000	150,101
8.50%, 05/31/29(M)	500,000	22,769
7.75%, 05/29/31(M)	1,000,000	43,264
		1,863,900
Netherlands — 1.2%
Cooperatieve Rabobank UA
3.75%, 07/21/26	493,000	475,993
	Par	Value
5.25%, 05/24/41Δ	$590,000	$781,465
Embraer Netherlands Finance BV
5.40%, 02/01/27	80,000	71,164
Enel Finance International NV
6.00%, 10/07/39 144A	500,000	540,123
Shell International Finance BV
4.00%, 05/10/46	1,060,000	1,181,978
		3,050,723
Norway — 0.0%
Norway Government Bond
3.75%, 05/25/21(K) 144A	196,000	19,611
Spain — 0.2%
Telefonica Emisiones SA
7.05%, 06/20/36	524,000	625,968
Switzerland — 0.5%
Credit Suisse Group AG
(Variable, ICE LIBOR USD 3M + 1.41%), 3.87%, 01/12/29 144A ^	1,188,000	1,203,854
United Kingdom — 2.8%
Barclays PLC
4.38%, 01/12/26	865,000	882,841
HSBC Holdings PLC
(Variable, ICE LIBOR USD 3M + 1.14%), 2.63%, 11/07/25^	1,208,000	1,173,884
(Variable, ICE LIBOR USD 3M + 1.53%), 4.58%, 06/19/29^	645,000	684,882
4.95%, 03/31/30	270,000	295,192
Lloyds Banking Group PLC
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.00%), 2.44%, 02/05/26Δ ^	945,000	894,152
4.34%, 01/09/48	1,056,000	1,062,536
Royal Bank of Scotland Group PLC
3.88%, 09/12/23	1,553,000	1,596,988
Vodafone Group PLC
(Floating, ICE LIBOR USD 3M + 0.99%), 2.83%, 01/16/24†	962,000	907,839
		7,498,314
Total Foreign Bonds (Cost $28,764,824)		26,721,764
MORTGAGE-BACKED SECURITIES — 2.5%
Federal National Mortgage Association
4.50%, 12/01/47	793,870	860,474
4.50%, 11/01/48	949,352	1,023,854
Government National Mortgage Association
4.50%, 10/20/48	1,041,148	1,113,839
JP Morgan Mortgage Trust, Series 2017-1, Class A4
3.50%, 01/25/47 144A	1,805,091	1,810,774

See Notes to Schedules of Investments.

	Par	Value
JP Morgan Trust, Series 2015-6, Class A5
3.50%, 10/25/45 144A † γ	$1,966,367	$1,962,573
Total Mortgage-Backed Securities (Cost $6,669,954)		6,771,514
MUNICIPAL BOND — 0.1%
State of Illinois, General Obligation
5.10%, 06/01/33 (Cost $191,357)	235,000	233,616
U.S. TREASURY OBLIGATIONS — 47.1%
U.S. Treasury Bills
0.00%, 06/18/20Ω Δ	4,277,000	4,276,233
1.51%, 08/13/20Ω Δ	250,000	249,937
		4,526,170
U.S. Treasury Bonds
4.50%, 02/15/36Δ	3,189,000	4,891,752
5.00%, 05/15/37	215,000	353,146
4.63%, 02/15/40	62,000	101,416
2.88%, 05/15/43	9,917,200	13,091,866
2.50%, 05/15/46Δ	4,500,000	5,678,613
2.75%, 08/15/47	15,577,000	20,643,176
2.75%, 11/15/47	657,300	872,078
3.38%, 11/15/48	890,000	1,320,781
3.00%, 02/15/49Δ	115,000	160,259
2.25%, 08/15/49Δ	2,487,000	3,030,545
2.38%, 11/15/49Δ	1,176,000	1,466,095
2.00%, 02/15/50Δ	1,149,000	1,332,458
		52,942,185
U.S. Treasury Notes
1.50%, 11/30/21	16,424,000	16,777,180
2.00%, 11/30/22	7,421,000	7,761,033
0.50%, 03/15/23	3,064,000	3,083,868
2.88%, 11/30/23	1,000,000	1,093,477
2.63%, 12/31/23	2,132,000	2,315,718
2.25%, 04/30/24	4,291,000	4,623,385
1.50%, 11/30/24	8,568,000	9,023,510
1.13%, 02/28/25Δ	6,489,000	6,732,084
	Par	Value
1.63%, 11/30/26Δ	$2,528,600	$2,708,565
1.13%, 02/28/27	6,520,000	6,775,961
0.63%, 03/31/27	1,183,000	1,188,753
2.75%, 02/15/28	339,900	396,329
2.88%, 08/15/28	559,900	662,213
1.50%, 02/15/30Δ	4,000,000	4,307,734
		67,449,810
Total U.S. Treasury Obligations (Cost $111,740,466)		124,918,165

	Shares
PREFERRED STOCKS — 0.1%
Chesapeake Energy Corporation
5.00%, CONV Δ	620	2,976
5.75%, 144A CONV	80	2,278
El Paso Energy Capital Trust I
4.75%, CONV Δ	5,350	230,050
Total Preferred Stocks (Cost $354,717)		235,304
MONEY MARKET FUNDS — 5.6%
GuideStone Money Market Fund, 0.46% (Institutional Class)Ø ∞	13,432,013	13,432,013
Northern Institutional Liquid Assets Portfolio (Shares), 0.71%Ø §	1,038,681	1,038,681
Northern Institutional U.S. Government Portfolio (Shares), 0.40%Ø	265,701	265,701
Total Money Market Funds (Cost $14,736,395)		14,736,395
TOTAL INVESTMENTS —99.7% (Cost $248,546,847)		264,417,189
Other Assets in Excess of Liabilities — 0.3%		901,326
NET ASSETS — 100.0%		$265,318,515
See Notes to Schedules of Investments.

EXTENDED-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
VALUATION HIERARCHY
The following is a summary of the inputs used, as of March 31, 2020, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Asset-Backed Security	$374,832	$—	$374,832	$—
Corporate Bonds	90,425,599	—	90,425,599	—
Foreign Bonds	26,721,764	—	26,721,764	—
Money Market Funds	14,736,395	14,736,395	—	—
Mortgage-Backed Securities	6,771,514	—	6,771,514	—
Municipal Bond	233,616	—	233,616	—
Preferred Stocks	235,304	233,026	2,278	—
U.S. Treasury Obligations	124,918,165	—	124,918,165	—
Total Assets - Investments in Securities	$264,417,189	$14,969,421	$249,447,768	$ —

See Notes to Schedules of Investments.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)
	Par	Value
ASSET-BACKED SECURITIES — 0.7%
Bravo Mortgage Asset Trust, Series 2006-1A, Class M1
(Floating, ICE LIBOR USD 1M + 0.40%, 0.40% Floor), 1.35%, 07/25/36 144A †	$630,000	$486,535
Navient Student Loan Trust, Series 2018-EA, Class B
4.44%, 12/15/59 144A	560,000	594,941
PFCA Home Equity Investment Trust, Series 2003-IFC5, Class A
4.20%, 01/22/35 144A † γ	549,563	540,714
SLM Student Loan Trust, Series 2003-4, Class A5E
(Floating, ICE LIBOR USD 3M + 0.75%), 1.49%, 03/15/33 144A †	213,779	200,445
SLM Student Loan Trust, Series 2006-10, Class A6
(Floating, ICE LIBOR USD 3M + 0.15%), 1.94%, 03/25/44†	480,000	431,816
Washington Mutual Asset-Backed Certificates Trust, Series 2007-HE4, Class 1A
(Floating, ICE LIBOR USD 1M + 0.17%, 0.17% Floor), 1.12%, 07/25/47†	1,937,529	1,378,878
Total Asset-Backed Securities (Cost $3,654,416)		3,633,329
CORPORATE BONDS — 22.2%
Abbott Laboratories
3.75%, 11/30/26	280,000	313,201
Air Lease Corporation
2.30%, 02/01/25	255,000	195,088
Allison Transmission, Inc.
5.00%, 10/01/24 144A	300,000	293,241
4.75%, 10/01/27 144A	110,000	102,140
Ally Financial, Inc.
5.13%, 09/30/24	465,000	456,046
8.00%, 11/01/31	175,000	203,744
Amazon.com, Inc.
3.88%, 08/22/37	620,000	743,496
American Airlines Group, Inc.
5.00%, 06/01/22 144A	440,000	354,750
3.75%, 03/01/25 144A Δ	5,000	3,528
American Airlines Pass-Through Trust, Series 2013-1, Class B
5.63%, 01/15/21 144A	93,695	93,156
American Airlines Pass-Through Trust, Series 2016-1, Class B
5.25%, 01/15/24	609,811	614,609
American Airlines Pass-Through Trust, Series 2016-3, Class B
3.75%, 10/15/25	284,015	228,969
American Airlines Pass-Through Trust, Series 2017-2, Class B
3.70%, 10/15/25	101,801	86,949
American Express Co.
3.70%, 11/05/21	180,000	184,294
	Par	Value
Antero Resources Corporation
5.38%, 11/01/21Δ	$185,000	$135,598
5.13%, 12/01/22	235,000	123,455
5.63%, 06/01/23Δ	75,000	30,563
Apple, Inc.
4.65%, 02/23/46	325,000	432,818
Aramark International Finance S.a.r.l.
3.13%, 04/01/25	429,000	400,843
Ardagh Packaging Finance PLC
6.00%, 02/15/25 144A	500,000	505,150
4.75%, 07/15/27	460,000	526,371
Ashtead Capital, Inc.
4.13%, 08/15/25 144A	274,000	252,080
AT&T, Inc.
4.00%, 01/15/22	40,000	41,288
0.25%, 03/04/26	650,000	667,721
4.35%, 03/01/29	135,000	145,968
5.35%, 09/01/40	85,000	98,459
5.45%, 03/01/47	125,000	150,474
4.50%, 03/09/48	515,000	560,429
4.55%, 03/09/49	275,000	297,021
Avon Products, Inc.
8.95%, 03/15/43	60,000	50,706
Bank of America Corporation
1.38%, 03/26/25	595,000	645,440
4.25%, 10/22/26	55,000	58,594
(Variable, ICE LIBOR USD 3M + 1.51%), 3.71%, 04/24/28^	350,000	358,531
(Variable, ICE LIBOR USD 3M + 1.04%), 3.42%, 12/20/28^	435,000	449,632
(Variable, ICE LIBOR USD 3M + 1.07%), 3.97%, 03/05/29^	275,000	287,779
(Variable, ICE LIBOR USD 3M + 0.99%), 2.50%, 02/13/31^	155,000	150,460
6.11%, 01/29/37	1,000,000	1,288,355
Barrick North America Finance LLC
5.75%, 05/01/43	505,000	649,518
Bausch Health Americas, Inc.
9.25%, 04/01/26 144A	460,000	488,681
8.50%, 01/31/27 144A	50,000	52,528
Belden, Inc.
3.38%, 07/15/27	950,000	915,371
Berkshire Hathaway Energy Co.
4.25%, 10/15/50 144A	115,000	130,578
Blue Cube Spinco LLC
10.00%, 10/15/25	765,000	811,937
Blue Racer Midstream LLC
6.13%, 11/15/22 144A	140,000	105,748
Boeing Co. (The)
3.10%, 05/01/26	30,000	27,658
3.63%, 03/01/48	5,000	4,367
3.85%, 11/01/48	130,000	117,648
3.95%, 08/01/59	130,000	117,227
Booking Holdings, Inc.
0.90%, 09/15/21 CONV	290,000	289,826

See Notes to Schedules of Investments.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Braskem America Finance Co.
7.13%, 07/22/41Δ	$1,640,000	$1,464,200
Brighthouse Financial, Inc.
4.70%, 06/22/47	65,000	50,960
Bristol-Myers Squibb Co.
5.00%, 08/15/45 144A	1,120,000	1,503,653
California Resources Corporation
8.00%, 12/15/22 144A	695,000	15,638
CCO Holdings LLC
5.38%, 05/01/25 144A	270,000	278,493
Centene Corporation
4.75%, 05/15/22	390,000	394,033
4.75%, 01/15/25 144A	30,000	30,262
5.38%, 06/01/26 144A	150,000	155,349
4.63%, 12/15/29 144A	700,000	707,385
CenturyLink, Inc.
5.63%, 04/01/20	150,000	150,000
6.75%, 12/01/23	430,000	459,694
5.63%, 04/01/25Δ	50,000	50,562
Charter Communications Operating LLC
6.48%, 10/23/45	210,000	254,355
5.75%, 04/01/48	720,000	819,988
4.80%, 03/01/50	230,000	240,485
Chesapeake Energy Corporation
4.88%, 04/15/22	1,285,000	141,350
5.75%, 03/15/23	125,000	13,438
5.50%, 09/15/26 CONV	25,000	1,375
Cigna Corporation
2.40%, 03/15/30	310,000	295,552
3.20%, 03/15/40	150,000	140,314
Cincinnati Bell, Inc.
8.00%, 10/15/25 144A	155,000	160,230
CIT Group, Inc.
5.00%, 08/15/22	300,000	293,244
5.00%, 08/01/23Δ	480,000	464,815
5.25%, 03/07/25	540,000	529,878
Citigroup, Inc.
3.50%, 05/15/23	655,000	666,050
(Variable, ICE LIBOR USD 3M + 3.42%), 6.30%, 05/15/24ρ Δ ^	690,000	652,702
(Variable, ICE LIBOR USD 3M + 3.91%), 5.95%, 05/15/25ρ ^	180,000	174,500
(Variable, ICE LIBOR USD 3M + 1.56%), 3.89%, 01/10/28^	485,000	499,873
(Variable, ICE LIBOR USD 3M + 1.15%), 3.52%, 10/27/28^	200,000	200,476
CME Group, Inc.
5.30%, 09/15/43	620,000	835,304
Colfax Corporation
3.25%, 05/15/25	370,000	320,337
Comcast Corporation
3.15%, 03/01/26	720,000	756,090
3.40%, 04/01/30	130,000	141,084
4.70%, 10/15/48	900,000	1,170,971
4.95%, 10/15/58	625,000	849,300
Comstock Resources, Inc.
7.50%, 05/15/25 144A	720,000	478,800
	Par	Value
Concho Resources, Inc.
4.88%, 10/01/47	$190,000	$146,920
ConocoPhillips
6.50%, 02/01/39	10,000	12,530
Consolidated Edison Co. of New York, Inc.
3.95%, 04/01/50	105,000	110,859
Continental Airlines Pass-Through Trust, Series 2007-1, Class A
5.98%, 04/19/22	174,747	179,315
Continental Resources, Inc.
5.00%, 09/15/22	27,000	17,251
4.50%, 04/15/23	265,000	147,445
3.80%, 06/01/24	160,000	82,513
4.90%, 06/01/44	270,000	118,148
CTR Partnership LP REIT
5.25%, 06/01/25	570,000	566,435
Cummins, Inc.
5.65%, 03/01/98	435,000	522,365
CVS Health Corporation
4.10%, 03/25/25	1,290,000	1,366,993
4.13%, 04/01/40	105,000	106,388
5.05%, 03/25/48	345,000	395,721
D.R. Horton, Inc.
4.38%, 09/15/22	705,000	719,064
DAE Funding LLC
4.50%, 08/01/22 144A	8,000	7,480
DaVita, Inc.
5.00%, 05/01/25	10,000	10,049
DCP Midstream Operating LP
6.75%, 09/15/37 144A	500,000	275,153
Dell International LLC
4.42%, 06/15/21 144A	440,000	440,056
5.88%, 06/15/21 144A	240,000	241,200
5.45%, 06/15/23 144A	525,000	540,193
7.13%, 06/15/24 144A	270,000	279,788
6.02%, 06/15/26 144A	260,000	268,876
8.10%, 07/15/36 144A	225,000	259,255
8.35%, 07/15/46 144A	125,000	148,928
Delta Air Lines Pass-Through Trust, Series 2007-1, Class B
8.02%, 08/10/22	26,670	27,439
Diamondback Energy, Inc.
5.38%, 05/31/25	320,000	236,681
Dillard's, Inc.
7.75%, 07/15/26	450,000	448,027
DISH DBS Corporation
5.88%, 07/15/22	430,000	421,039
5.00%, 03/15/23	490,000	472,492
5.88%, 11/15/24	735,000	719,385
7.75%, 07/01/26Δ	1,545,000	1,596,062
DISH Network Corporation
2.38%, 03/15/24 CONV	900,000	716,625
3.38%, 08/15/26 CONV	565,000	460,109
DTE Electric Co.
3.95%, 03/01/49	200,000	217,331

See Notes to Schedules of Investments.

	Par	Value
DTE Energy Co.
2.25%, 11/01/22	$505,000	$499,725
3.40%, 06/15/29	445,000	447,684
Edison International
4.95%, 04/15/25	35,000	34,919
El Paso Natural Gas Co. LLC
8.63%, 01/15/22	60,000	64,264
8.38%, 06/15/32	50,000	58,473
Enable Midstream Partners LP
5.00%, 05/15/44	130,000	55,437
Enbridge Energy Partners LP
7.38%, 10/15/45	90,000	99,258
Endeavor Energy Resources LP
5.75%, 01/30/28 144A	330,000	226,232
Energy Transfer Operating LP
4.95%, 06/15/28	200,000	165,805
6.25%, 04/15/49	250,000	215,029
Energy Transfer Partners LP
5.88%, 03/01/22	240,000	225,627
5.00%, 10/01/22	60,000	54,706
EnLink Midstream Partners LP
4.15%, 06/01/25	235,000	115,374
Enterprise Products Operating LLC
4.25%, 02/15/48	300,000	279,796
Equitable Holdings, Inc.
5.00%, 04/20/48	300,000	284,354
ERAC USA Finance LLC
7.00%, 10/15/37 144A	535,000	682,094
Evergy, Inc.
2.90%, 09/15/29	400,000	380,828
Evolent Health, Inc.
2.00%, 12/01/21 CONV	50,000	41,750
Fidelity & Guaranty Life Holdings, Inc.
5.50%, 05/01/25 144A	430,000	427,966
Fidelity National Information Services, Inc.
1.00%, 12/03/28	635,000	647,631
FirstEnergy Corporation
7.38%, 11/15/31	130,000	169,640
Ford Motor Co.
6.63%, 10/01/28Δ	430,000	317,125
4.75%, 01/15/43	615,000	352,087
Ford Motor Credit Co. LLC
1.51%, 02/17/23	228,000	209,165
4.39%, 01/08/26	1,550,000	1,364,000
Fox Corporation
5.58%, 01/25/49 144A	860,000	1,032,518
Freeport-McMoRan, Inc.
3.55%, 03/01/22	270,000	262,329
5.45%, 03/15/43	1,200,000	1,083,360
Fresenius Medical Care US Finance II, Inc.
5.88%, 01/31/22 144A	540,000	560,087
General Electric Co.
3.15%, 09/07/22Δ	70,000	70,877
6.75%, 03/15/32	20,000	23,791
5.88%, 01/14/38	300,000	346,844
	Par	Value
6.88%, 01/10/39	$120,000	$148,874
4.50%, 03/11/44Δ	70,000	69,157
General Motors Co.
5.20%, 04/01/45	250,000	198,819
General Motors Financial Co., Inc.
3.45%, 04/10/22	155,000	145,940
5.10%, 01/17/24	150,000	138,001
5.25%, 03/01/26	315,000	278,351
GEO Group, Inc. (The) REIT
5.88%, 10/15/24	290,000	205,536
Georgia-Pacific LLC
8.88%, 05/15/31	305,000	466,784
Gilead Sciences, Inc.
4.00%, 09/01/36	670,000	759,003
Global Marine, Inc.
7.00%, 06/01/28	25,000	8,438
Goldman Sachs Capital II
(Variable, ICE LIBOR USD 3M + 0.77%), 4.00%, 05/04/20† ρ	40,000	29,270
Goldman Sachs Group, Inc. (The)
(Variable, ICE LIBOR USD 3M + 1.51%), 3.69%, 06/05/28^	325,000	334,327
(Variable, ICE LIBOR USD 3M + 1.16%), 3.81%, 04/23/29^	340,000	351,888
6.75%, 10/01/37	355,000	471,263
5.15%, 05/22/45	810,000	939,502
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27	420,000	387,681
7.00%, 03/15/28	350,000	310,990
Hanesbrands, Inc.
4.63%, 05/15/24 144A	110,000	109,588
4.88%, 05/15/26 144A Δ	560,000	551,970
HCA, Inc.
5.00%, 03/15/24	40,000	41,482
8.36%, 04/15/24	50,000	51,750
5.38%, 02/01/25	20,000	20,575
7.69%, 06/15/25	140,000	145,424
7.58%, 09/15/25	360,000	372,600
5.25%, 06/15/26	360,000	378,394
5.38%, 09/01/26	28,000	29,052
4.50%, 02/15/27	320,000	330,054
7.05%, 12/01/27	15,000	15,506
5.63%, 09/01/28	440,000	462,990
3.50%, 09/01/30	250,000	227,677
7.50%, 11/06/33	105,000	105,897
7.75%, 07/15/36	65,000	65,325
5.25%, 06/15/49	295,000	316,684
Healthcare Trust of America Holdings LP REIT
3.10%, 02/15/30	275,000	246,268
Hercules LLC
6.50%, 06/30/29	130,000	106,990
Hilton Worldwide Finance LLC
4.63%, 04/01/25Δ	180,000	168,974
4.88%, 04/01/27	520,000	496,886
Home Depot, Inc. (The)
3.30%, 04/15/40	50,000	51,329
3.35%, 04/15/50	190,000	199,078
See Notes to Schedules of Investments.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Intel Corporation
4.75%, 03/25/50	$380,000	$514,858
Intelsat Jackson Holdings SA
5.50%, 08/01/23	110,000	72,738
International Business Machines Corporation
1.63%, 05/15/20	365,000	364,795
4.25%, 05/15/49	160,000	188,938
International Lease Finance Corporation
4.63%, 04/15/21	155,000	143,139
IQVIA, Inc.
2.25%, 01/15/28	800,000	813,076
Iron Mountain, Inc. REIT
4.88%, 09/15/29 144A	395,000	373,807
iStar, Inc. REIT
3.13%, 09/15/22 CONV	220,000	215,899
J.C. Penney Corporation, Inc.
6.38%, 10/15/36	240,000	21,600
7.63%, 03/01/97	405,000	40,774
Jefferies Group LLC
5.13%, 01/20/23	155,000	158,014
6.45%, 06/08/27	20,000	20,466
6.25%, 01/15/36	570,000	505,833
6.50%, 01/20/43	260,000	216,329
JELD-WEN, Inc.
4.88%, 12/15/27 144A Δ	380,000	338,596
JPMorgan Chase & Co.
(Variable, ICE LIBOR USD 3M + 3.33%), 6.13%, 04/30/24ρ ^	190,000	180,632
(Variable, Euribor 3M + 0.84%), 1.64%, 05/18/28^	250,000	267,876
(Variable, U.S. SOFR + 3.79%), 4.49%, 03/24/31^	105,000	121,538
Kinder Morgan Energy Partners LP
4.15%, 02/01/24	375,000	376,829
6.50%, 02/01/37	40,000	41,331
6.95%, 01/15/38	50,000	52,139
Kinder Morgan, Inc.
4.30%, 03/01/28	95,000	93,371
7.75%, 01/15/32	560,000	649,723
5.55%, 06/01/45	400,000	409,348
KLA Corporation
3.30%, 03/01/50	100,000	95,013
Kraft Heinz Foods Co.
4.88%, 02/15/25 144A	80,000	80,190
3.75%, 04/01/30 144A	350,000	333,494
5.00%, 06/04/42	30,000	28,534
5.20%, 07/15/45	50,000	48,303
4.38%, 06/01/46	515,000	466,353
4.88%, 10/01/49 144A	385,000	351,639
Kroger Co. (The)
5.40%, 01/15/49	75,000	90,608
L3Harris Technologies, Inc.
5.05%, 04/27/45	620,000	686,495
Lamb Weston Holdings, Inc.
4.63%, 11/01/24 144A	320,000	317,202
	Par	Value
4.88%, 11/01/26 144A	$1,020,000	$1,043,389
Lennar Corporation
4.75%, 11/15/22	160,000	157,654
4.75%, 11/29/27	720,000	722,196
LifePoint Health, Inc.
4.38%, 02/15/27 144A	230,000	218,385
Lions Gate Capital Holdings LLC
5.88%, 11/01/24 144A	360,000	310,948
Lockheed Martin Corporation
3.80%, 03/01/45	780,000	850,886
Marathon Oil Corporation
4.40%, 07/15/27	340,000	227,272
Masco Corporation
7.75%, 08/01/29	62,000	76,304
6.50%, 08/15/32	27,000	31,629
Mastercard, Inc.
3.85%, 03/26/50	130,000	160,062
Match Group, Inc.
5.00%, 12/15/27 144A	560,000	539,584
Mauser Packaging Solutions Holding Co.
4.75%, 04/15/24	1,085,000	1,022,635
MBIA Insurance Corporation
13.09%, 01/15/33 144A	215,000	115,787
McDonald’s Corporation
3.60%, 07/01/30	155,000	163,082
Michaels Stores, Inc.
8.00%, 07/15/27 144A Δ	70,000	52,189
Microchip Technology, Inc.
4.33%, 06/01/23	375,000	374,347
1.63%, 02/15/25 CONV	145,000	210,522
Midas Intermediate Holdco II LLC
7.88%, 10/01/22 144A	505,000	327,460
MMS USA Investments, Inc.
1.75%, 06/13/31	600,000	620,392
Morgan Stanley
5.75%, 01/25/21	105,000	107,830
3.13%, 08/05/21	535,000	382,879
4.10%, 05/22/23	190,000	194,189
6.25%, 08/09/26	205,000	249,401
4.35%, 09/08/26	475,000	504,286
3.95%, 04/23/27	65,000	68,623
(Variable, ICE LIBOR USD 3M + 1.34%), 3.59%, 07/22/28^	625,000	635,828
(Variable, U.S. SOFR + 3.12%), 3.62%, 04/01/31^	105,000	110,055
MPLX LP
4.50%, 07/15/23	15,000	12,932
6.38%, 05/01/24 144A	140,000	125,829
4.88%, 06/01/25	40,000	32,992
4.70%, 04/15/48	350,000	272,217
MPT Operating Partnership LP REIT
2.55%, 12/05/23	350,000	425,532
5.00%, 10/15/27	1,000,000	977,575
4.63%, 08/01/29	240,000	224,550

See Notes to Schedules of Investments.

	Par	Value
Mutual of Omaha Insurance Co.
6.80%, 06/15/36 144A	$605,000	$848,583
Mylan, Inc.
4.55%, 04/15/28	225,000	220,588
Nationstar Mortgage Holdings, Inc.
9.13%, 07/15/26 144A	210,000	190,838
Navient Corporation
5.88%, 03/25/21	230,000	226,102
5.50%, 01/25/23	865,000	819,587
6.13%, 03/25/24	750,000	699,352
5.88%, 10/25/24	260,000	241,142
6.75%, 06/15/26Δ	190,000	175,855
5.00%, 03/15/27	5,000	4,336
5.63%, 08/01/33	20,000	14,883
Netflix, Inc.
3.63%, 05/15/27	900,000	990,625
Newell Brands, Inc.
4.10%, 04/01/23	320,000	325,174
Newfield Exploration Co.
5.63%, 07/01/24	480,000	258,222
Newmont Corporation
4.88%, 03/15/42Δ	290,000	341,427
NGL Energy Partners LP
7.50%, 11/01/23	165,000	58,570
6.13%, 03/01/25Δ	375,000	130,779
NGPL PipeCo LLC
4.38%, 08/15/22 144A	430,000	410,881
7.77%, 12/15/37 144A	200,000	200,539
Noble Holding International, Ltd.
7.88%, 02/01/26 144A	105,000	26,097
NRG Energy, Inc.
7.25%, 05/15/26	160,000	168,488
Nuance Communications, Inc.
1.25%, 04/01/25 CONV	70,000	75,725
1.00%, 12/15/35 CONV	695,000	665,897
NVIDIA Corporation
3.50%, 04/01/50	335,000	365,288
Oasis Petroleum, Inc.
6.88%, 01/15/23Δ	50,000	10,625
Occidental Petroleum Corporation
3.20%, 08/15/26	375,000	180,093
3.50%, 08/15/29Δ	665,000	314,880
4.50%, 07/15/44	215,000	92,828
Old Republic International Corporation
4.88%, 10/01/24	265,000	280,355
ON Semiconductor Corporation
1.00%, 12/01/20 CONV	325,000	323,662
ONEOK Partners LP
4.90%, 03/15/25	35,000	30,651
6.20%, 09/15/43	15,000	13,472
Open Text Holdings, Inc.
4.13%, 02/15/30 144A	300,000	283,763
Oracle Corporation
4.00%, 07/15/46	85,000	95,301
3.60%, 04/01/50	130,000	130,595
3.85%, 04/01/60	115,000	116,335
	Par	Value
Owens Corning
7.00%, 12/01/36	$523,000	$596,491
Owens-Brockway Glass Container, Inc.
5.38%, 01/15/25 144A Δ	755,000	723,852
Panther BF Aggregator 2 LP
4.38%, 05/15/26Δ	441,000	407,671
Penn Mutual Life Insurance Co. (The)
7.63%, 06/15/40 144A	345,000	545,923
Plains All American Pipeline LP
4.65%, 10/15/25	110,000	88,680
3.55%, 12/15/29	1,030,000	707,009
Prime Security Services Borrower LLC
5.25%, 04/15/24 144A	1,430,000	1,421,484
Procter & Gamble Co. (The)
3.00%, 03/25/30	80,000	88,973
3.55%, 03/25/40	60,000	70,133
3.60%, 03/25/50	60,000	73,945
Prudential Financial, Inc.
3.70%, 03/13/51	225,000	206,025
PulteGroup, Inc.
7.88%, 06/15/32	755,000	837,797
6.38%, 05/15/33	240,000	244,887
6.00%, 02/15/35	95,000	96,197
QEP Resources, Inc.
5.38%, 10/01/22	160,000	76,550
5.25%, 05/01/23	755,000	285,013
Quicken Loans, Inc.
5.75%, 05/01/25 144A	1,335,000	1,336,675
5.25%, 01/15/28 144A	90,000	88,629
Radian Group, Inc.
4.50%, 10/01/24	75,000	74,531
4.88%, 03/15/27	45,000	44,709
Radiology Partners, Inc.
9.25%, 02/01/28 144A	440,000	384,230
Range Resources Corporation
5.00%, 08/15/22	265,000	200,658
5.00%, 03/15/23Δ	795,000	586,289
4.88%, 05/15/25Δ	120,000	72,300
Reliance Holding USA, Inc.
4.50%, 10/19/20 144A	540,000	544,040
Reynolds Group Issuer, Inc.
5.13%, 07/15/23 144A	670,000	667,491
Seagate HDD Cayman
4.88%, 06/01/27	125,000	123,421
Sealed Air Corporation
4.88%, 12/01/22 144A	15,000	15,145
Sensata Technologies, Inc.
4.38%, 02/15/30 144A	720,000	653,454
ServiceMaster Co. LLC (The)
7.45%, 08/15/27	600,000	530,125
SM Energy Co.
1.50%, 07/01/21 CONV	120,000	44,535
5.00%, 01/15/24Δ	25,000	8,469
6.75%, 09/15/26Δ	40,000	12,342
6.63%, 01/15/27Δ	135,000	40,234
See Notes to Schedules of Investments.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Southern Copper Corporation
5.25%, 11/08/42	$870,000	$889,300
Southwestern Energy Co.
6.20%, 01/23/25	145,000	99,821
Spectrum Brands, Inc.
5.75%, 07/15/25	570,000	537,208
5.00%, 10/01/29 144A	90,000	77,269
Springleaf Finance Corporation
6.13%, 05/15/22	585,000	595,413
8.25%, 10/01/23	30,000	30,262
6.88%, 03/15/25	265,000	268,866
Sprint Capital Corporation
8.75%, 03/15/32	550,000	730,427
Sprint Communications, Inc.
11.50%, 11/15/21	410,000	454,264
Sprint Corporation
7.88%, 09/15/23	490,000	540,879
Standard Industries, Inc.
2.25%, 11/21/26	300,000	268,637
Synchrony Financial
2.85%, 07/25/22	640,000	608,459
Targa Resources Partners LP
6.75%, 03/15/24	530,000	470,359
5.13%, 02/01/25	40,000	34,395
5.88%, 04/15/26	620,000	518,086
5.38%, 02/01/27	40,000	33,142
5.50%, 03/01/30 144A Δ	280,000	217,322
Tenet Healthcare Corporation
6.75%, 06/15/23	145,000	134,669
5.13%, 05/01/25	935,000	899,937
6.88%, 11/15/31	160,000	135,767
Tenneco, Inc.
4.88%, 04/15/22	400,000	297,765
Textron, Inc.
6.63%, 04/07/20	70,000	87,014
Time Warner Cable LLC
5.50%, 09/01/41	35,000	36,722
4.50%, 09/15/42	55,000	51,893
TransDigm, Inc.
6.50%, 07/15/24	104,000	98,628
6.50%, 05/15/25	100,000	94,625
Transocean Proteus, Ltd.
6.25%, 12/01/24 144A	560,000	452,897
Transocean, Inc.
5.80%, 10/15/22Δ	220,000	131,656
7.50%, 04/15/31Δ	30,000	7,873
6.80%, 03/15/38Δ	215,000	51,127
UAL Pass-Through Trust, Series 2007-1
6.64%, 07/02/22	60,289	55,778
United Airlines Pass-Through Trust, Series 2014-1, Class A
4.00%, 04/11/26Δ	90,474	89,651
United Airlines Pass-Through Trust, Series 2014-2, Class B
4.63%, 09/03/22	52,279	48,971
	Par	Value
United Airlines Pass-Through Trust, Series 2016-2, Class B
3.65%, 10/07/25	$78,588	$73,337
United Rentals North America, Inc.
4.63%, 10/15/25Δ	110,000	106,288
6.50%, 12/15/26	110,000	112,261
5.50%, 05/15/27	250,000	254,206
3.88%, 11/15/27	390,000	370,714
4.88%, 01/15/28	300,000	292,665
5.25%, 01/15/30Δ	410,000	412,152
United States Steel Corporation
6.65%, 06/01/37	280,000	171,501
United Technologies Corporation
4.63%, 11/16/48	370,000	439,091
US Airways Pass-Through Trust, Series 2012-1, Class A
5.90%, 10/01/24	90,969	91,840
US Airways Pass-Through Trust, Series 2012-2, Class A
4.63%, 06/03/25	79,663	79,026
Verizon Communications, Inc.
4.52%, 09/15/48	375,000	482,197
4.00%, 03/22/50	270,000	320,782
Viking Cruises, Ltd.
5.88%, 09/15/27 144A	90,000	53,159
Vine Oil & Gas LP
9.75%, 04/15/23 144A	30,000	7,838
Visa, Inc.
2.05%, 04/15/30†††	140,000	140,366
VOC Escrow, Ltd.
5.00%, 02/15/28 144A	280,000	206,276
Wells Fargo & Co.
4.48%, 01/16/24	90,000	94,620
(Variable, ICE LIBOR USD 3M + 3.99%), 5.88%, 06/15/25ρ ^	170,000	172,668
1.00%, 02/02/27	400,000	414,605
(Variable, ICE LIBOR USD 3M + 1.00%), 2.57%, 02/11/31^	340,000	326,497
(Variable, ICE LIBOR USD 3M + 4.24%), 5.01%, 04/04/51^	380,000	489,397
Western Digital Corporation
1.50%, 02/01/24 CONV	170,000	148,720
Westlake Chemical Corporation
1.63%, 07/17/29	200,000	197,166
WestRock MWV LLC
8.20%, 01/15/30	75,000	106,576
7.95%, 02/15/31	25,000	34,099
Weyerhaeuser Co. REIT
8.50%, 01/15/25	205,000	252,167
6.95%, 10/01/27	30,000	35,151
7.38%, 03/15/32	190,000	224,340
6.88%, 12/15/33	250,000	293,261
Whiting Petroleum Corporation
5.75%, 03/15/21#	215,000	15,899
6.25%, 04/01/23# Δ	370,000	30,525
6.63%, 01/15/26# Δ	165,000	12,387

See Notes to Schedules of Investments.

	Par	Value
Williams Cos., Inc. (The)
7.50%, 01/15/31	$40,000	$46,567
5.75%, 06/24/44	320,000	334,892
Windstream Services LLC
10.50%, 06/30/24 144A #	35,000	1,750
9.00%, 06/30/25 144A #	265,000	13,250
WMG Acquisition Corporation
3.63%, 10/15/26	635,000	716,919
WPX Energy, Inc.
4.50%, 01/15/30Δ	590,000	322,583
XPO Logistics, Inc.
6.50%, 06/15/22 144A	10,000	10,078
6.13%, 09/01/23 144A	350,000	344,752
Total Corporate Bonds (Cost $129,982,061)		122,177,996
FOREIGN BONDS — 34.0%
Angola — 0.0%
Angolan Government International Bond
9.50%, 11/12/25	200,000	86,174
9.38%, 05/08/48	200,000	79,748
		165,922
Argentina — 0.5%
Argentina POM Politica Monetaria
(Floating, Argentina Blended Historical Policy Rate + 0.00%), 38.04%, 06/21/20(ZA) †	20,760,000	208,924
Argentine Bonos del Tesoro
18.20%, 10/03/21(ZA)	65,390,000	510,913
Argentine Republic Government International Bond
6.88%, 04/22/21	310,000	93,465
7.50%, 04/22/26	610,000	175,381
5.88%, 01/11/28	930,000	259,014
7.63%, 04/22/46	680,000	180,207
Bonos del Tesoro Nacional en Pesos Badlar
(Floating, Argentina Deposit Rates Badlar Private Banks 30-35 Days + 2.00%), 30.19%, 04/03/22(ZA) †	22,940,000	221,531
Pampa Energia SA
7.50%, 01/24/27 144A	1,300,000	877,064
Provincia de Buenos Aires
7.88%, 06/15/27 144A	560,000	149,800
YPF SA
16.50%, 05/09/22(ZA)	450,000	3,708
		2,680,007
Armenia — 0.1%
Republic of Armenia International Bond
3.95%, 09/26/29 144A	500,000	444,211
3.95%, 09/26/29	200,000	177,684
		621,895
	Par	Value
Austria — 0.1%
Suzano Austria GmbH
5.75%, 07/14/26 144A Δ	$370,000	$362,214
Azerbaijan — 0.2%
Southern Gas Corridor CJSC
6.88%, 03/24/26	510,000	523,097
State Oil Co. of the Azerbaijan Republic
4.75%, 03/13/23	400,000	390,928
		914,025
Belgium — 0.1%
House of Finance NV (The)
4.38%, 07/15/26(E)	250,000	203,274
Solvay SA
(Variable, EUR Swap Rate 5Y + 3.92%), 4.25%, 12/04/23(E) ρ ^	200,000	219,469
		422,743
Bermuda — 0.1%
Bermuda Government International Bond
3.72%, 01/25/27	200,000	192,209
4.75%, 02/15/29Δ	200,000	203,708
		395,917
Brazil — 1.2%
Brazil Minas SPE via State of Minas Gerais
5.33%, 02/15/28	160,000	161,849
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/23(B)	12,283,000	2,626,421
10.00%, 01/01/27(B)	927,000	202,370
Brazilian Government International Bond
10.25%, 01/10/28(B)	2,630,000	498,321
4.63%, 01/13/28Δ	720,000	770,580
5.63%, 01/07/41	100,000	103,250
CSN Resources SA
7.63%, 04/17/26Δ	200,000	131,351
Itau Unibanco Holding SA
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.98%), 6.13%, 12/12/22 144A ρ ^	760,000	719,720
Ultrapar International SA
5.25%, 10/06/26 144A	420,000	369,412
Vale Overseas, Ltd.
6.88%, 11/21/36	200,000	224,163
Vale SA
3.75%, 01/10/23(E)	570,000	618,454
		6,425,891
Canada — 1.9%
1011778 BC ULC
5.00%, 10/15/25 144A	20,000	19,225
See Notes to Schedules of Investments.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
3.88%, 01/15/28 144A	$720,000	$687,996
Bausch Health Cos., Inc.
5.50%, 11/01/25 144A	270,000	274,470
9.00%, 12/15/25 144A	40,000	42,468
7.25%, 05/30/29 144A	210,000	219,103
Baytex Energy Corporation
5.63%, 06/01/24 144A	60,000	22,725
Bombardier, Inc.
6.13%, 05/15/21(E)	300,000	287,070
6.00%, 10/15/22 144A	605,000	458,287
7.88%, 04/15/27 144A	230,000	155,233
Canadian Government Bond
1.00%, 06/01/27(C)	5,000,000	3,636,503
Canadian Natural Resources, Ltd.
4.95%, 06/01/47	115,000	82,764
First Quantum Minerals, Ltd.
7.25%, 04/01/23 144A	300,000	254,439
7.50%, 04/01/25 144A	350,000	293,456
6.88%, 03/01/26 144A	300,000	242,415
Glencore Finance Canada, Ltd.
6.00%, 11/15/41	340,000	303,817
Hudbay Minerals, Inc.
7.63%, 01/15/25 144A	650,000	569,566
MEG Energy Corporation
7.00%, 03/31/24 144A	172,000	80,411
7.13%, 02/01/27 144A Δ	1,310,000	657,122
Open Text Corporation
3.88%, 02/15/28 144A	190,000	179,491
Province of Ontario Generic Residual STRIP
2.96%, 07/13/22(C) Ω	1,300,000	905,940
2.90%, 03/08/29(C) Ω	1,200,000	719,309
Rogers Communications, Inc.
3.70%, 11/15/49	200,000	207,036
Teine Energy, Ltd.
6.88%, 09/30/22 144A	40,000	37,537
		10,336,383
Chile — 0.0%
Corporation Nacional del Cobre de Chile
3.63%, 08/01/27 144A	220,000	216,180
China — 0.5%
China Minmetals Corporation
(Variable, 4.72% - U.S. Treasury Yield Curve Rate CMT 5Y), 3.75%, 11/13/22ρ ^	250,000	246,861
Chinalco Capital Holdings, Ltd.
(Variable, 5.79% - U.S. Treasury Yield Curve Rate CMT 5Y), 4.10%, 09/11/24ρ ^	200,000	187,999
Dianjian International Finance, Ltd.
(Variable, 6.93% - U.S. Treasury Yield Curve Rate CMT 5Y), 4.60%, 03/13/23^	200,000	197,007
Huarong Finance 2017 Co., Ltd.
(Variable, 7.77% - U.S. Treasury Yield Curve Rate CMT 5Y), 4.50%, 01/24/22ρ ^	200,000	193,996
	Par	Value
Park Aerospace Holdings, Ltd.
5.25%, 08/15/22 144A	$220,000	$199,116
4.50%, 03/15/23 144A	190,000	165,143
5.50%, 02/15/24 144A	830,000	716,011
Sinopec Group Overseas Development 2015, Ltd.
3.25%, 04/28/25	250,000	263,162
Swissport Financing S.a.r.l.
5.25%, 08/15/24(E)	300,000	200,444
9.00%, 02/15/25(E)	325,000	176,354
		2,546,093
Colombia — 1.0%
Colombia Government International Bond
4.50%, 03/15/29	300,000	310,072
3.00%, 01/30/30	215,000	197,155
5.63%, 02/26/44	3,170,000	3,511,742
5.00%, 06/15/45	200,000	207,000
Colombian TES
10.00%, 07/24/24(X)	23,100,000	6,503
Ecopetrol SA
5.88%, 09/18/23	140,000	139,824
Millicom International Cellular SA
5.13%, 01/15/28 144A Δ	1,300,000	1,142,105
		5,514,401
Costa Rica — 0.1%
Costa Rica Government International Bond
7.16%, 03/12/45	340,000	275,504
Croatia — 0.1%
Croatia Government International Bond
6.00%, 01/26/24	200,000	217,100
1.13%, 06/19/29(E) Δ	200,000	202,446
		419,546
Denmark — 0.2%
Danske Bank A/S
(Variable, EUR Swap Rate 6Y + 4.64%), 5.75%, 04/06/20(E) ρ ^	570,000	627,717
DKT Finance ApS
7.00%, 06/17/23(E)	530,000	530,760
		1,158,477
Dominican Republic — 0.1%
Dominican Republic International Bond
6.00%, 07/19/28	150,000	142,283
6.85%, 01/27/45	220,000	204,050
		346,333
Ecuador — 0.0%
Ecuador Government International Bond
8.88%, 10/23/27	260,000	66,628

See Notes to Schedules of Investments.

	Par	Value
Egypt — 0.2%
Egypt Government International Bond
7.60%, 03/01/29 144A	$360,000	$323,539
7.60%, 03/01/29	600,000	539,232
6.38%, 04/11/31(E)	350,000	307,591
7.90%, 02/21/48	200,000	163,249
		1,333,611
El Salvador — 0.0%
El Salvador Government International Bond
7.12%, 01/20/50	150,000	116,850
France — 2.1%
3AB Optique Developpement SAS
4.00%, 10/01/23(E) 144A	100,000	77,285
Altice France SA
7.38%, 05/01/26 144A	790,000	788,578
3.38%, 01/15/28(E)	1,700,000	1,762,434
Arkema SA
(Variable, 2.87% - EUR Swap Rate 5Y), 2.75%, 06/17/24(E) ρ ^	400,000	399,061
BNP Paribas SA
(Variable, USD Swap 5Y + 5.15%), 7.38%, 08/19/25 144A ^	1,070,000	1,022,594
(Variable, Euribor 3M + 1.80%), 2.13%, 01/23/27(E) ^	600,000	660,508
(Variable, USD Swap 5Y + 3.98%), 7.00%, 08/16/28 144A ρ ^	300,000	290,683
(Variable, U.S. SOFR + 1.51%), 3.05%, 01/13/31 144A ^	625,000	586,624
Burger King France SAS
(Floating, Euribor 3M + 5.25%), 5.25%, 05/01/23(E) 144A †	130,000	106,589
6.00%, 05/01/24(E) 144A	120,000	99,724
Casino Guichard Perrachon SA
5.98%, 05/26/21(E)	500,000	543,209
4.05%, 08/05/26(E) Δ	700,000	617,781
Constellium SE
4.25%, 02/15/26(E)	430,000	357,345
Credit Agricole SA
(Variable, EUR Swap Rate 5Y + 5.12%), 6.50%, 06/23/21(E) ρ ^	300,000	316,684
Elis SA
2.88%, 02/15/26(E)	100,000	96,125
1.63%, 04/03/28(E)	400,000	370,123
Europcar Mobility Group
4.00%, 04/30/26(E)	480,000	244,579
Hercule Debtco S.a.r.l.
Cash Coupon 6.75% or PIK 7.5%, 6.75%, 06/30/24(E) 144A	590,000	651,850
Kapla Holding SAS
3.38%, 12/15/26(E)	300,000	219,201
La Financiere Atalian SASU
4.00%, 05/15/24(E)	285,000	179,841
	Par	Value
Loxam SAS
5.75%, 07/15/27(E) Δ	$795,000	$477,859
Novafives SAS
5.00%, 06/15/25(E)	640,000	396,462
Orange SA
0.50%, 09/04/32(E)	700,000	670,681
Paprec Holding SA
4.00%, 03/31/25(E)	385,000	295,630
Picard Groupe SAS
(Floating, Euribor 3M + 3.00%), 3.00%, 11/30/23(E) †	244,000	252,769
		11,484,219
Germany — 1.4%
Bundesrepublik Deutschland Bundesanleihe
1.00%, 08/15/24(E)	780,000	924,919
CeramTec BondCo GmbH
5.25%, 12/15/25(E)	860,000	835,585
EnBW Energie Baden-Wuerttemberg AG
(Variable, 3.63% - EUR Swap Rate 5Y), 3.38%, 04/05/77(E) Δ ^	135,000	146,159
IHO Verwaltungs GmbH
PIK 4.63%, 3.88%, 05/15/27(E)	325,000	276,001
Infineon Technologies AG
(Variable, 4.00% - EUR Swap Rate 5Y), 3.63%, 01/01/28(E) ρ Δ ^	500,000	492,972
KME SE
6.75%, 02/01/23(E) 144A	480,000	283,225
Platin 1426 GmbH
5.38%, 06/15/23(E) 144A	340,000	292,921
5.38%, 06/15/23(E)	800,000	689,225
SGL Carbon SE
4.63%, 09/30/24(E)	725,000	508,636
Techem Verwaltungsgesellschaft 674 mbH
6.00%, 07/30/26(E)	1,035,000	1,061,596
Volkswagen Bank GmbH
1.25%, 06/10/24(E)	100,000	105,231
1.25%, 12/15/25(E)	1,660,000	1,706,862
WEPA Hygieneprodukte GmbH
2.88%, 12/15/27(E)	300,000	303,387
		7,626,719
Ghana — 0.2%
Ghana Government International Bond
7.63%, 05/16/29 144A	640,000	463,070
10.75%, 10/14/30	200,000	207,216
10.75%, 10/14/30 144A Δ	340,000	352,267
7.88%, 02/11/35	200,000	141,800
		1,164,353
See Notes to Schedules of Investments.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Greece — 0.0%
Navios Maritime Acquisition Corporation
8.13%, 11/15/21 144A Δ	$60,000	$31,605
Guatemala — 0.1%
Guatemala Government Bond
4.38%, 06/05/27 144A	540,000	523,013
Honduras — 0.2%
Honduras Government International Bond
7.50%, 03/15/24	460,000	450,227
6.25%, 01/19/27 144A	440,000	386,563
		836,790
Indonesia — 1.8%
Indonesia Government International Bond
0.90%, 02/14/27(E)	100,000	96,959
4.75%, 02/11/29	200,000	217,546
5.25%, 01/17/42 144A	1,940,000	2,227,177
5.25%, 01/17/42	830,000	952,864
Indonesia Treasury Bond
7.00%, 05/15/27(I)	21,835,000,000	1,276,728
8.25%, 05/15/29(I)	76,029,000,000	4,742,949
Perusahaan Listrik Negara PT
5.45%, 05/21/28	200,000	209,873
		9,724,096
Ireland — 0.3%
AerCap Ireland Capital DAC
3.50%, 05/26/22	150,000	132,897
4.45%, 10/01/25	400,000	339,297
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/25	246,000	245,272
4.42%, 11/15/35	369,000	395,329
Motion Bondco DAC
4.50%, 11/15/27(E)	500,000	407,056
		1,519,851
Israel — 0.4%
Israel Government International Bond
3.38%, 01/15/50	200,000	195,000
3.88%, 07/03/50	1,010,000	1,010,000
Summit Properties, Ltd.
2.00%, 01/31/25(E)	800,000	754,059
		1,959,059
Italy — 2.7%
Autostrade per l'Italia SpA
1.88%, 09/26/29(E)	504,000	422,517
Intesa Sanpaolo SpA
(Variable, EUR Swap Rate 5Y + 6.88%), 7.00%, 01/19/21(E) ρ Δ ^	550,000	537,974
Italy Buoni Poliennali Del Tesoro
2.05%, 08/01/27(E)	2,870,000	3,350,763
3.45%, 03/01/48(E) 144A	3,700,000	4,943,152
	Par	Value
Rossini S.a.r.l.
6.75%, 10/30/25(E)	$705,000	$785,101
Sisal Pay SpA
(Floating, Euribor 3M + 3.88%), 3.88%, 12/17/26(E) †	455,000	426,296
Telecom Italia Capital SA
6.38%, 11/15/33	360,000	367,398
6.00%, 09/30/34	105,000	104,682
Telecom Italia Finance SA
7.75%, 01/24/33(E)	650,000	944,722
Telecom Italia SpA
5.30%, 05/30/24 144A	1,290,000	1,306,164
3.63%, 05/25/26(E) Δ	385,000	414,021
UniCredit SpA
(Variable, EUR Swap Rate 5Y + 6.39%), 6.63%, 06/03/23(E) ρ Δ ^	1,120,000	971,951
		14,574,741
Ivory Coast — 0.2%
Ivory Coast Government International Bond
5.25%, 03/22/30(E)	150,000	142,688
5.75%, 12/31/32Δ STEP	171,000	154,988
5.75%, 12/31/32 144A STEP	418,950	379,721
6.13%, 06/15/33	200,000	175,391
		852,788
Japan — 0.2%
Japan Government Thirty Year Bond
0.70%, 12/20/48(J)	45,000,000	451,423
SoftBank Group Corporation
5.00%, 04/15/28(E)	805,000	795,100
		1,246,523
Jersey — 0.4%
Avis Budget Finance Plc
4.75%, 01/30/26(E)	425,000	309,509
Delphi Technologies PLC
5.00%, 10/01/25 144A	210,000	169,050
Glencore Finance Europe, Ltd.
2.75%, 04/01/21(E)	505,000	554,409
LHC3 PLC
Cash Coupon 4.13% or PIK 4.88%, 4.13%, 08/15/24(E)	540,000	501,896
TVL Finance PLC
(Floating, ICE LIBOR GBP 3M + 5.38%), 6.10%, 07/15/25(U) †	800,000	760,165
		2,295,029
Kazakhstan — 0.3%
Kazakhstan Government International Bond
6.50%, 07/21/45	200,000	262,896
KazMunayGas National Co. JSC
5.38%, 04/24/30 144A	500,000	494,500
5.38%, 04/24/30	300,000	296,700

See Notes to Schedules of Investments.

	Par	Value
KazTransGas JSC
4.38%, 09/26/27 144A	$630,000	$565,715
		1,619,811
Kenya — 0.0%
Kenya Government International Bond
8.00%, 05/22/32	200,000	185,497
Luxembourg — 0.7%
Altice Finco SA
4.75%, 01/15/28(E)	679,000	620,049
ArcelorMittal SA
7.00%, 10/15/39	260,000	265,329
6.75%, 03/01/41	350,000	345,644
ARD Finance SA
Cash Coupon 5.00% or PIK 5.75%, 5.00%, 06/30/27(E)	400,000	344,002
Eurofins Scientific SE
(Variable, 7.01% - Euribor 3M), 4.88%, 04/29/23(E) ρ Δ ^	560,000	577,806
Vivion Investments S.a.r.l.
3.00%, 08/08/24(E)	500,000	439,417
Ypso Finance Bis SA
8.00%, 05/15/27(E)	1,115,000	1,217,658
		3,809,905
Mexico — 2.5%
Banco Mercantil del Norte SA
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.04%), 6.88%, 07/06/22 144A ρ ^	260,000	200,282
(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 5.47%), 7.50%, 06/27/29 144A ρ ^	325,000	248,222
BBVA Bancomer SA
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.65%), 5.13%, 01/18/33 144A Δ ^	630,000	526,412
Mexican Bonos
6.50%, 06/09/22(M)	32,810,000	1,387,141
8.00%, 12/07/23(M)	20,808,900	920,679
10.00%, 12/05/24(M)	15,794,700	752,999
7.50%, 06/03/27(M)	139,360,700	5,976,605
8.50%, 05/31/29(M)	1,002,900	45,670
7.75%, 05/29/31(M)	1,504,300	65,082
7.75%, 11/13/42(M)	45,250,000	1,865,622
Mexico City Airport Trust
5.50%, 07/31/47Δ	200,000	165,039
Mexico Government International Bond
5.75%, 10/12/10«	360,000	374,854
Orbia Advance Corp SAB de CV
5.88%, 09/17/44 144A	1,100,000	980,710
Petroleos Mexicanos
5.95%, 01/28/31 144A	40,000	27,941
7.69%, 01/23/50	390,000	273,119
		13,810,377
	Par	Value
Mongolia — 0.0%
Mongolia Government International Bond
8.75%, 03/09/24Δ	$200,000	$193,991
Morocco & Antilles — 0.1%
OCP SA
5.63%, 04/25/24 144A Δ	350,000	348,469
4.50%, 10/22/25 144A	320,000	303,625
		652,094
Netherlands — 3.3%
ABN AMRO Bank NV
7.13%, 07/06/22(E)	540,000	647,248
Alcoa Nederland Holding BV
6.75%, 09/30/24 144A	380,000	371,325
7.00%, 09/30/26 144A	250,000	233,888
CBR Fashion Finance BV
5.13%, 10/01/22(E) Δ	640,000	477,602
Cooperatieve Rabobank UA
(Variable, EUR Swap Rate 5Y + 4.10%), 4.63%, 12/29/25(E) ρ ^	600,000	581,520
5.75%, 12/01/43	630,000	782,245
Diamond BC BV
5.63%, 08/15/25(E)	124,000	84,244
Dufry One BV
2.00%, 02/15/27(E)	362,000	315,344
E.ON International Finance BV
6.38%, 06/07/32(U)	155,000	262,925
Embraer Netherlands Finance BV
5.40%, 02/01/27	130,000	115,642
Equate Petrochemical BV
4.25%, 11/03/26 144A	380,000	362,002
LeasePlan Corporation NV
(Variable, 7.56% - EURIBOR ICE Swap Rate 5Y), 7.38%, 05/29/24(E) ρ ^	515,000	463,143
Lincoln Financing S.a.r.l.
3.63%, 04/01/24(E)	325,000	299,067
(Floating, Euribor 3M + 3.88%), 3.88%, 04/01/24(E) †	118,000	102,969
LKQ European Holdings BV
4.13%, 04/01/28(E)	700,000	666,632
Maxeda DIY Holding BV
6.13%, 07/15/22(E) Δ	470,000	267,499
Petrobras Global Finance BV
6.25%, 03/17/24	2,770,000	2,756,856
4.75%, 01/14/25(E) Δ	1,000,000	1,039,203
6.88%, 01/20/40Δ	80,000	78,924
6.90%, 03/19/49	380,000	371,098
Prosus NV
4.85%, 07/06/27 144A	1,200,000	1,149,834
Repsol International Finance BV
(Variable, EUR Swap Rate 10Y + 4.20%), 4.50%, 03/25/75(E) ^	800,000	860,469
Starfruit Finco BV
6.50%, 10/01/26(E) Δ	425,000	374,986
See Notes to Schedules of Investments.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Summer BidCo BV
Cash Coupon 9.00% or PIK 9.75%, 9.00%, 11/15/25(E)	$641,000	$641,742
Sunshine Mid BV
6.50%, 05/15/26(E) Δ	430,000	448,163
Syngenta Finance NV
4.44%, 04/24/23 144A	660,000	622,530
Telefonica Europe BV
(Variable, EUR Swap Rate 8Y + 2.97%), 3.88%, 06/22/26(E) ρ ^	1,000,000	1,040,800
Teva Pharmaceutical Finance Netherlands II BV
1.88%, 03/31/27(E)	300,000	268,104
Trivium Packaging Finance BV
3.75%, 08/15/26(E)	635,000	642,528
UPC Holding BV
5.50%, 01/15/28 144A Δ	310,000	293,121
3.88%, 06/15/29(E)	600,000	578,559
Ziggo BV
4.25%, 01/15/27(E)	855,000	942,037
		18,142,249
Nigeria — 0.3%
Nigeria Government International Bond
7.14%, 02/23/30 144A	440,000	308,962
7.63%, 11/28/47 144A	1,310,000	880,189
9.25%, 01/21/49Δ	310,000	220,643
		1,409,794
Norway — 0.0%
Aker BP ASA
3.75%, 01/15/30 144A	150,000	112,806
Norway Government Bond
3.75%, 05/25/21(K) 144A	64,000	6,403
		119,209
Oman — 0.0%
Oman Government International Bond
6.75%, 01/17/48	200,000	133,500
Panama — 0.3%
Panama Government International Bond
3.75%, 03/16/25	860,000	899,779
6.70%, 01/26/36	202,000	260,644
4.50%, 04/01/56	500,000	546,250
		1,706,673
Paraguay — 0.0%
Paraguay Government International Bond
6.10%, 08/11/44	200,000	213,002
Peru — 0.5%
Peruvian Government International Bond
3.75%, 03/01/30(E)	150,000	186,528
6.55%, 03/14/37	640,000	936,195
	Par	Value
Transportadora de Gas del Peru SA
4.25%, 04/30/28 144A	$1,670,000	$1,590,763
		2,713,486
Philippines — 0.0%
Philippine Government International Bond
4.00%, 01/15/21	100,000	101,392
Poland — 0.3%
Republic of Poland Government Bond
2.75%, 04/25/28(P)	5,370,000	1,397,220
Qatar — 0.1%
Ooredoo International Finance, Ltd.
4.75%, 02/16/21 144A	200,000	199,481
Qatar Government International Bond
4.00%, 03/14/29	200,000	214,718
4.82%, 03/14/49	200,000	236,531
		650,730
Romania — 0.2%
RCS & RDS SA
3.25%, 02/05/28(E)	500,000	479,193
Romanian Government International Bond
2.00%, 01/28/32(E)	638,000	633,571
3.88%, 10/29/35(E)	100,000	114,857
3.38%, 01/28/50(E)	84,000	83,231
		1,310,852
Russia — 1.8%
Gazprom PJSC Via Gaz Capital SA
5.15%, 02/11/26	250,000	262,132
Russian Federal Bond - OFZ
7.05%, 01/19/28(Q)	449,500,000	5,882,275
7.25%, 05/10/34(Q)	262,547,000	3,495,228
Russian Foreign Bond - Eurobond
4.75%, 05/27/26	200,000	212,900
5.10%, 03/28/35	200,000	231,400
		10,083,935
Saudi Arabia — 0.1%
Saudi Arabian Oil Co.
4.25%, 04/16/39	410,000	407,784
Senegal — 0.0%
Senegal Government International Bond
6.75%, 03/13/48	200,000	165,575
Serbia — 0.1%
Serbia International Bond
7.25%, 09/28/21	200,000	209,999
1.50%, 06/26/29(E)	200,000	202,581
		412,580
South Africa — 1.0%
Republic of South Africa Government Bond
6.25%, 03/31/36(S)	2,140,000	72,909

See Notes to Schedules of Investments.

	Par	Value
6.50%, 02/28/41(S) Δ	$56,790,000	$1,891,465
Republic of South Africa Government International Bond
4.88%, 04/14/26	400,000	358,500
5.88%, 06/22/30	2,270,000	1,986,454
5.75%, 09/30/49	1,520,000	1,109,570
		5,418,898
South Korea — 0.0%
Hanwha Life Insurance Co., Ltd.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.00%), 4.70%, 04/23/23ρ ^	200,000	200,975
Spain — 1.0%
Foodco Bondco SL
6.25%, 05/15/26(E) Δ	750,000	607,560
Grifols SA
3.20%, 05/01/25(E)	432,000	464,908
Grupo Antolin-Irausa SA
3.38%, 04/30/26(E) Δ	515,000	374,421
Iberdrola Finanzas SA
7.38%, 01/29/24(U)	100,000	147,871
Spain Government Bond
1.95%, 07/30/30(E) 144A	2,830,000	3,510,275
Telefonica Emisiones SA
5.13%, 04/27/20	40,000	40,004
Tendam Brands SAU
5.00%, 09/15/24(E) 144A	510,000	381,361
(Floating, Euribor 3M + 5.25%), 5.25%, 09/15/24(E) 144A †	160,000	119,673
		5,646,073
Sri Lanka — 0.2%
Sri Lanka Government International Bond
5.88%, 07/25/22	640,000	441,600
6.85%, 11/03/25	200,000	123,996
6.75%, 04/18/28	500,000	292,551
		858,147
Supranational — 0.0%
Banque Ouest Africaine de Developpement
5.00%, 07/27/27	200,000	187,654
Switzerland — 0.4%
Credit Suisse Group AG
(Variable, USD Swap 5Y + 4.60%), 7.50%, 07/17/23 144A ρ ^	330,000	304,357
(Variable, U.S. SOFR + 3.73%), 4.19%, 04/01/31 144A ^	250,000	256,525
UBS Group AG
(Variable, USD Swap 5Y + 4.34%), 7.00%, 01/31/24 144A ρ ^	1,420,000	1,335,787
(Variable, EUR Swap Rate 1Y + 0.75%), 1.25%, 04/17/25(E) ^	400,000	425,067
		2,321,736
	Par	Value
Tunisia — 0.0%
Banque Centrale de Tunisie International Bond
6.38%, 07/15/26(E)	$150,000	$135,643
Turkey — 0.7%
Turk Telekomunikasyon AS
4.88%, 06/19/24 144A	1,890,000	1,711,206
Turkey Government International Bond
4.88%, 10/09/26	300,000	254,445
6.00%, 03/25/27	1,570,000	1,405,153
4.88%, 04/16/43	500,000	349,960
Turkiye Ihracat Kredi Bankasi AS
5.38%, 10/24/23	200,000	176,050
		3,896,814
Ukraine — 0.4%
Ukraine Government International Bond
6.75%, 06/20/26(E)	200,000	196,807
9.75%, 11/01/28	550,000	536,860
7.38%, 09/25/32	1,790,000	1,633,391
		2,367,058
United Arab Emirates — 0.3%
Abu Dhabi Crude Oil Pipeline LLC
4.60%, 11/02/47Δ	400,000	398,516
DP World Crescent, Ltd.
3.88%, 07/18/29	200,000	168,600
DP World PLC
5.63%, 09/25/48 144A	970,000	822,285
		1,389,401
United Kingdom — 3.0%
Anglo American Capital PLC
4.75%, 04/10/27 144A	200,000	195,703
3.38%, 03/11/29(U)	250,000	279,470
Barclays Bank PLC
7.63%, 11/21/22	1,190,000	1,217,953
Barclays PLC
(Variable, EUR Swap Rate 5Y + 2.45%), 2.63%, 11/11/25(E) ^	200,000	214,566
4.38%, 01/12/26	225,000	229,641
(Variable, EUR Swap Rate 1Y + 0.78%), 1.38%, 01/24/26(E) ^	300,000	306,822
British Telecommunications PLC
3.25%, 11/08/29 144A	475,000	464,678
EC Finance PLC
2.38%, 11/15/22(E)	810,000	771,487
eG Global Finance PLC
4.38%, 02/07/25(E)	660,000	559,750
FCE Bank PLC
1.53%, 11/09/20(E)	100,000	105,431
1.66%, 02/11/21(E)	100,000	103,552
1.88%, 06/24/21(E)	100,000	101,985
See Notes to Schedules of Investments.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
HSBC Holdings PLC
(Variable, USD ICE Swap Rate 5Y + 4.37%), 6.38%, 03/30/25ρ Δ ^	$400,000	$374,278
(Variable, GBP Swap Rate 1Y + 1.04%), 2.26%, 11/13/26(U) ^	300,000	358,247
(Variable, USD ICE Swap Rate 5Y + 3.75%), 6.00%, 05/22/27ρ ^	400,000	379,334
Iceland Bondco PLC
4.63%, 03/15/25(U)	250,000	249,246
Iron Mountain UK PLC REIT
3.88%, 11/15/25(U)	570,000	641,488
Jerrold Finco PLC
6.13%, 01/15/24(U) 144A	270,000	288,416
Lloyds Banking Group PLC
4.34%, 01/09/48	796,000	800,927
Miller Homes Group Holdings PLC
5.50%, 10/15/24(U) Δ	1,530,000	1,681,495
Next Group PLC
4.38%, 10/02/26(U)	150,000	195,688
NGG Finance PLC
(Variable, GBP Swap Rate 12Y + 3.48%), 5.63%, 06/18/73(U) ^	400,000	523,290
Orange SA
3.63%, 05/18/28(U)	150,000	183,676
Pinnacle Bidco PLC
6.38%, 02/15/25(U) 144A	580,000	490,605
Premier Foods Finance PLC
6.25%, 10/15/23(U)	460,000	525,223
Principality Building Society
2.38%, 11/23/23(U)	100,000	123,086
Rio Tinto Finance USA PLC
4.13%, 08/21/42	75,000	88,700
Royal Bank of Scotland Group PLC
6.10%, 06/10/23	945,000	979,008
6.00%, 12/19/23	140,000	147,026
(Variable, Euribor 3M + 1.74%), 2.00%, 03/04/25(E) ^	100,000	106,719
Santander UK Group Holdings PLC
(Variable, GBP Swap Rate 5Y + 5.54%), 7.38%, 06/24/22(U) ρ ^	820,000	841,918
Southern Gas Networks PLC
4.88%, 12/21/20(U)	190,000	241,198
Tesco Property Finance 6 PLC
5.41%, 07/13/44(U)	390,019	590,036
United Kingdom Gilt
4.50%, 09/07/34(U)	220,000	420,386
Virgin Media Secured Finance PLC
5.50%, 08/15/26 144A	200,000	204,394
5.25%, 05/15/29(U)	890,000	1,039,141
	Par	Value
Vodafone Group PLC
(Variable, GBP Swap Rate 5Y + 3.27%), 4.88%, 10/03/78(U) ^	$535,000	$651,765
		16,676,328
Uruguay — 0.0%
Uruguay Government International Bond
4.38%, 01/23/31	200,000	218,602
Uzbekistan — 0.0%
Republic of Uzbekistan Bond
5.38%, 02/20/29Δ	200,000	199,052
Total Foreign Bonds (Cost $224,921,529)		186,913,443
FOREIGN GOVERNMENT INFLATION-LINKED BOND — 0.4%
Japan — 0.4%
Japanese Government CPI Linked Bond
0.10%, 03/10/29 (Cost $2,003,329)	211,000,000	1,972,325
LOAN AGREEMENTS — 2.3%
Allied Universal Holdco LLC Initial Term Loan
(Floating, ICE LIBOR USD 1M + 4.25%), 5.24%, 07/10/26†	498,750	463,838
Asurion LLC New B-7 Term Loan
(Floating, ICE LIBOR USD 1M + 3.00%), 3.99%, 11/03/24†	527,316	508,860
Bausch Health Companies, Inc. Initial Term Loan
(Floating, ICE LIBOR USD 1M + 3.00%), 3.61%, 06/02/25†	295,676	282,987
Berry Global, Inc. Term W Loan
(Floating, ICE LIBOR USD 1M + 2.00%), 2.86%, 10/01/22†	122,322	117,990
Brookfield WEC Holdings, Inc. Initial Term Loan
(Floating, ICE LIBOR USD 1M + 3.00%, 0.75% Floor), 3.99%, 08/01/25†	278,414	265,537
Change Healthcare Holdings, Inc. Closing Date Term Loan
(Floating, ICE LIBOR USD 1M + 2.50%, 1.00% Floor), 3.49%, 03/01/24†	958,472	915,341
Charter Communications Operating LLC Term B-1 Loan
(Floating, ICE LIBOR USD 1M + 1.75%), 2.74%, 04/30/25†	595,918	576,550
Entercom Media Corporation Term B-2 Loan
(Floating, ICE LIBOR USD 1M + 2.50%), 3.49%, 11/18/24†	181,343	165,929

See Notes to Schedules of Investments.

	Par	Value
Equinox Holdings, Inc. Incremental Term B-1 Loan
(Floating, ICE LIBOR USD 3M + 3.00%, 1.00% Floor), 4.07%, 03/08/24†	$507,398	$376,903
Focus Financial Partners LLC Tranche B-3 Term Loan
(Floating, ICE LIBOR USD 1M + 2.00%), 2.99%, 07/03/24†	278,582	254,438
Four Seasons Holdings, Inc. Term Loan 2013
(Floating, ICE LIBOR USD 1M + 2.00%), 2.99%, 11/30/23†	228,818	209,306
Froneri International Limited Facility B1 Loan
(Floating, Euribor 6M + 2.63%), 2.63%, 01/29/27†	380,000	399,543
Garda World Security Corporation Initial Term Loan
(Floating, ICE LIBOR USD 3M + 4.75%), 6.39%, 10/30/26†	405,369	387,127
Genesee & Wyoming, Inc. Initial Term Loan
(Floating, ICE LIBOR USD 3M + 2.00%), 3.45%, 12/30/26†	180,000	173,701
Global Medical Response, Inc. 2018 Term Loan
(Floating, ICE LIBOR USD 2M + 3.25%, 1.00% Floor), 4.93%, 04/28/22†	288,807	270,034
Grifols Worldwide Operations, Ltd. Dollar Tranche B Term Loan
(Floating, ICE LIBOR USD 1W + 2.00%), 2.68%, 11/15/27†	518,700	494,925
Hilton Worldwide Finance LLC Refinanced Series B-2 Term Loan
(Floating, ICE LIBOR USD 1M + 1.75%), 2.70%, 06/22/26†	639,605	609,223
Jaguar Holding Co. I LLC 2018 Term Loan
(Floating, ICE LIBOR USD 1M + 2.50%, 1.00% Floor), 3.50%, 08/18/22†	244,352	235,364
Level 3 Financing, Inc. Tranche B 2027 Term Loan
(Floating, ICE LIBOR USD 1M + 1.75%), 2.74%, 03/01/27†	74,212	69,991
McAfee LLC Term B USD Loan
(Floating, ICE LIBOR USD 1M + 3.75%), 4.69%, 09/30/24†	328,333	310,275
Nexstar Broadcasting, Inc. Term B-4 Loan
(Floating, ICE LIBOR USD 1M + 2.75%), 4.33%, 09/18/26†	115,275	108,704
Option Care Health, Inc. Term B Loan
(Floating, ICE LIBOR USD 1M + 4.50%), 5.49%, 08/06/26†	588,525	497,304
Party City Holdings, Inc. 2018 Replacement Term Loan
(Floating, ICE LIBOR USD 1M + 2.50%, 0.75% Floor), 3.49%, 08/19/22†	4,939	2,527
	Par	Value
(Floating, ICE LIBOR USD 3M + 2.50%, 0.75% Floor), 4.10%, 08/19/22†	$126,976	$64,974
Petco Animal Supplies, Inc. Term Loan
(Floating, ICE LIBOR USD 3M + 3.25%, 1.00% Floor), 5.03%, 01/26/23†	395,578	277,300
Prime Security Services Borrower LLC 2019 Refinancing Term B-1 Loan
(Floating, ICE LIBOR USD 1M + 3.25%, 1.00% Floor), 4.61%, 09/23/26†	453,097	411,639
Radnet Management, Inc. Term B-1 Loan
(Floating, ICE LIBOR USD 3M + 3.50%, 1.00% Floor), 5.35%, 06/30/23†	582,353	513,926
Reynolds Consumer Products LLC Initial Term Loan
(Floating, ICE LIBOR USD 3M + 1.75%), 3.50%, 02/04/27†	82,743	78,564
Reynolds Group Holdings, Inc. Incremental U.S. Term Loan
(Floating, ICE LIBOR USD 1M + 2.75%), 3.74%, 02/05/23†	291,908	278,042
Sedgwick Claims Management Services, Inc. Initial Term Loan
(Floating, ICE LIBOR USD 1M + 3.25%), 4.24%, 12/31/25†	258,690	231,420
Sotera Health Holdings LLC Initial Term Loan
(Floating, ICE LIBOR USD 1M + 4.50%, 1.00% Floor), 5.50%, 12/11/26†	570,000	503,561
TDC A/S Facility B3 Loan
(Floating, Euribor 1M + 3.00%), 3.00%, 06/04/25†	820,000	858,029
Trans Union LLC 2019 Replacement Term B-5 Loan
(Floating, ICE LIBOR USD 1M + 1.75%), 2.74%, 11/16/26†	85,154	82,089
UFC Holdings LLC Term Loan
(Floating, ICE LIBOR USD 1M + 3.25%, 1.00% Floor), 4.25%, 04/29/26†	119,381	106,399
Univision Communications, Inc. 2017 Replacement Repriced Term Loan
(Floating, ICE LIBOR USD 1M + 2.75%, 1.00% Floor), 3.75%, 03/15/24†	578,995	498,298
VFH Parent LLC Initial Term Loan
(Floating, ICE LIBOR USD 1M + 3.00%), 4.01%, 03/01/26†	600,000	554,625
Virgin Media Bristol LLC N Facility Loan
(Floating, ICE LIBOR USD 1M + 2.50%), 3.20%, 01/31/28†	370,000	345,025
Total Loan Agreements (Cost $13,749,366)		12,500,288
See Notes to Schedules of Investments.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
MORTGAGE-BACKED SECURITIES — 8.3%
Connecticut Avenue Securities Trust, Series 2019-R07, Class 1M2
(Floating, ICE LIBOR USD 1M + 2.10%), 3.05%, 10/25/39 144A †	$700,000	$575,525
Credit Suisse Commercial Mortgage Trust Series, Series 2006-C5, Class AJ
5.37%, 12/15/39	92,328	42,850
Credit Suisse Commercial Mortgage Trust Series, Series 2007-C5, Class AM
5.87%, 09/15/40	54,330	26,513
Credit Suisse Commercial Mortgage Trust Series, Series 2014-USA, Class F
4.37%, 09/15/37 144A	1,610,000	1,185,615
Credit Suisse Commercial Mortgage Trust Series, Series 2019-RIO
8.74%, 12/15/21	1,120,000	1,063,246
Fannie Mae Connecticut Avenue Securities, Series 2017-C02
(Floating, ICE LIBOR USD 1M + 3.65%), 4.60%, 09/25/29†	1,700,000	1,240,900
Fannie Mae Connecticut Avenue Securities, Series 2017-C04
(Floating, ICE LIBOR USD 1M + 2.85%), 3.80%, 11/25/29†	1,700,000	1,504,541
Fannie Mae Connecticut Avenue Securities, Series 2017-C06
(Floating, ICE LIBOR USD 1M + 2.65%, 2.65% Floor), 3.60%, 02/25/30†	1,578,648	1,406,816
(Floating, ICE LIBOR USD 1M + 2.80%, 2.80% Floor), 3.75%, 02/25/30†	1,454,372	1,229,306
Fannie Mae Connecticut Avenue Securities, Series 2018-C01
(Floating, ICE LIBOR USD 1M + 2.25%, 2.25% Floor), 3.20%, 07/25/30†	740,000	648,452
Fannie Mae Connecticut Avenue Securities, Series 2018-C05
(Floating, ICE LIBOR USD 1M + 2.35%, 2.35% Floor), 3.30%, 01/25/31†	1,700,000	1,448,142
Federal National Mortgage Association
3.00%, 07/01/49	508,408	533,485
3.50%, 07/01/49	878,509	928,813
3.00%, 08/01/49	523,181	548,987
3.50%, 08/01/49	894,726	945,274
4.00%, 08/01/49	657,547	702,083
3.00%, 09/01/49	518,300	543,994
3.50%, 09/01/49	1,499,057	1,585,681
3.00%, 10/01/49	528,652	554,854
3.50%, 10/01/49	938,888	992,565
4.00%, 10/01/49	695,206	742,302
3.00%, 11/01/49	537,584	564,415
3.50%, 11/01/49	835,706	883,606
3.50%, 12/01/49	440,607	466,154
	Par	Value
3.00%, 01/01/50	$207,653	$218,008
3.00%, 02/01/50	2,287,083	2,408,082
FHLMC Structured Agency Credit Risk Debt Notes, Series 2017-DNA1
(Floating, ICE LIBOR USD 1M + 4.95%, 4.95% Floor), 5.90%, 07/25/29†	760,000	399,950
FHLMC Structured Agency Credit Risk Debt Notes, Series 2017-DNA3
(Floating, ICE LIBOR USD 1M + 2.50%), 3.45%, 03/25/30†	1,650,000	1,442,911
Government National Mortgage Association
3.00%, 11/20/49	395,749	419,768
3.00%, 04/01/50 TBA	125,000	132,144
GS Mortgage Securities Corporation II, Series 2018-SRP5, Class C
(Floating, ICE LIBOR USD 1M + 3.75%, 3.75% Floor), 4.45%, 09/15/31 144A †	2,220,000	2,120,884
Impac Secured Assets Trust, Series 2006-2, Class 2M3
(Floating, ICE LIBOR USD 1M + 1.10%, 1.10% Floor, 11.50% Cap), 2.05%, 08/25/36†	373,301	284,239
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class AJ
6.47%, 02/15/51† γ	2,695	2,559
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-PHMZ, Class M
(Floating, ICE LIBOR USD 1M + 8.21%, 8.21% Floor), 8.91%, 06/15/35 144A †	1,500,000	1,167,410
Lone Star Portfolio Trust, Series 2015-LSMZ, Class M
(Floating, ICE LIBOR USD 1M + 7.22%, 7.22% Floor), 7.92%, 09/15/20 144A †	186,181	186,043
Lone Star Portfolio Trust, Series 2015-LSP, Class F
(Floating, ICE LIBOR USD 1M + 7.15%, 6.90% Floor), 7.85%, 09/15/28 144A †	588,724	523,055
Seasoned Credit Risk Transfer Trust, Series 2017-2, Class M1
4.00%, 08/25/56 144A	440,000	409,852
Seasoned Credit Risk Transfer Trust, Series 2017-2, Class M2
4.00%, 08/25/56 144A	570,000	467,420
STACR Trust, Series 2018-DNA2, Class M2
(Floating, ICE LIBOR USD 1M + 2.15%), 3.10%, 12/25/30 144A †	1,650,000	1,362,868
Uniform Mortgage Backed Securities
2.50%, 04/01/35 TBA	1,140,000	1,182,372
3.00%, 04/01/35 TBA	1,725,000	1,804,847
2.50%, 04/01/50 TBA	5,050,000	5,231,879

See Notes to Schedules of Investments.

	Par	Value
3.00%, 04/01/50 TBA	$1,295,000	$1,357,676
3.50%, 04/01/50 TBA	770,000	813,813
4.00%, 04/01/50 TBA	2,400,000	2,559,588
4.50%, 04/01/50 TBA	490,000	527,343
Total Mortgage-Backed Securities (Cost $48,678,756)		45,386,830
MUNICIPAL BONDS — 0.2%
New York State Dormitory Authority
4.00%, 02/15/47	165,000	185,773
New York State Urban Development Corp.
4.00%, 03/15/43	165,000	184,651
State of Illinois, General Obligation
5.10%, 06/01/33	85,000	84,499
Texas Water Development Board
4.00%, 10/15/54	105,000	120,618
Waller Consolidated Independent School District of TX
4.00%, 02/15/50	165,000	191,378
Ysleta Independent School District
4.00%, 08/15/52	95,000	109,441
Total Municipal Bonds (Cost $897,886)		876,360

	Number of Contracts	Notional Amount
PURCHASED OPTION — 0.1%
Put Option — 0.1%
Japanese Yen vs. U.S. Dollar, Strike Price $111.00, Expires 04/24/20 (GSC) (Premiums paid $61,810)	1	$9,130,000	322,280

	Par
U.S. TREASURY OBLIGATIONS — 27.6%
U.S. Treasury Bills
1.39%, 04/02/20Ω Δ	$17,145,000	17,145,005
1.47%, 04/09/20Ω Δ	5,075,000	5,074,911
1.51%, 04/30/20Ω Δ	1,700,000	1,699,938
1.38%, 05/28/20Ω Δ	3,000,000	2,999,691
1.52%, 06/25/20Ω Δ	2,685,000	2,684,642
1.51%, 07/30/20Ω Δ	1,835,000	1,834,524
1.51%, 08/13/20Ω Δ	2,760,000	2,759,304
		34,198,015
U.S. Treasury Bonds
3.50%, 02/15/39Δ	860,000	1,225,534
4.25%, 05/15/39Δ	30,000	46,672
3.88%, 08/15/40	20,000	30,025
2.75%, 08/15/42	90,000	116,237
2.88%, 05/15/43	2,045,000	2,699,640
3.00%, 05/15/45	250,000	340,625
3.00%, 11/15/45Δ	920,000	1,261,766
2.50%, 05/15/46Δ	820,000	1,034,769
2.25%, 08/15/46	960,000	1,159,125
	Par	Value
2.88%, 11/15/46	$1,520,000	$2,056,869
3.00%, 05/15/47	60,000	83,189
2.75%, 08/15/47	90,000	119,271
3.13%, 05/15/48	40,000	56,683
3.00%, 08/15/48	2,365,000	3,285,872
3.38%, 11/15/48	770,000	1,142,698
		14,658,975
U.S. Treasury Inflationary Index Bonds
0.13%, 04/15/22	14,750,000	15,432,244
2.13%, 02/15/40	1,790,000	2,985,870
1.38%, 02/15/44Δ	2,500,000	3,548,821
0.25%, 02/15/50Δ	195,000	201,854
		22,168,789
U.S. Treasury Notes
3.63%, 02/15/21	10,420,000	10,745,829
1.50%, 09/30/21	2,500,000	2,549,072
1.50%, 10/31/21Δ	1,000,000	1,020,488
1.50%, 11/30/21	3,630,000	3,708,059
1.88%, 01/31/22	710,000	731,661
2.00%, 02/15/22	90,000	93,020
1.75%, 03/31/22	7,100,000	7,318,547
1.63%, 08/15/22	12,590,000	13,001,142
2.88%, 10/31/23	2,975,000	3,244,842
2.75%, 02/15/24	6,050,000	6,613,170
2.38%, 02/29/24	10,000	10,797
1.50%, 10/31/24Δ	570,000	599,547
2.25%, 11/15/24	20,520,000	22,285,842
2.00%, 02/15/25	70,000	75,441
2.88%, 05/31/25	315,000	354,695
1.63%, 02/15/26	6,460,000	6,880,909
1.63%, 05/15/26	470,000	501,688
2.00%, 11/15/26	870,000	952,990
		80,687,739
Total U.S. Treasury Obligations (Cost $142,765,301)		151,713,518

	Shares
COMMON STOCKS — 0.5%
Communication Services — 0.2%
AT&T, Inc.	39,385	1,148,073
Consumer Discretionary — 0.0%
Ford Motor Co.	48,562	234,555
Energy — 0.0%
Berry Corporation	2,492	6,006
Hercules Offshore, Inc.Ψ ††† Δ *	46,644	43,860
Montage Resources CorporationΔ *	7,129	16,040
		65,906
Health Care — 0.1%
Bristol-Myers Squibb Co.	11,549	643,741
See Notes to Schedules of Investments.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Information Technology — 0.2%
Corning, Inc.	42,221	$867,219
Total Common Stocks (Cost $5,733,547)		2,959,494
PREFERRED STOCKS — 0.1%
Bank of America Corporation
7.25%, 12/30/19 CONV	302	382,338
Chesapeake Energy Corporation
5.00%, 01/30/20 CONV Δ	2,119	10,171
5.75%, 01/30/20 CONV	408	12,872
5.75%, 01/30/20 144A CONV	27	769
4.50%, 02/27/20 CONV Δ	617	2,672
El Paso Energy Capital Trust I
4.75%, 06/12/20 CONV	5,674	243,982
Total Preferred Stocks (Cost $921,634)		652,804
MONEY MARKET FUNDS — 7.0%
GuideStone Money Market Fund, 0.46% (Institutional Class)Ø ∞	24,638,069	24,638,069
	Shares	Value
Northern Institutional Liquid Assets Portfolio (Shares), 0.71%Ø §	13,839,807	$13,839,807
Northern Institutional U.S. Government Portfolio (Shares), 0.40%Ø	102,682	102,682
Total Money Market Funds (Cost $38,580,558)		38,580,558
TOTAL INVESTMENTS —103.4% (Cost $611,950,193)		567,689,225
Liabilities in Excess of Other Assets — (3.4)%		(18,522,372)
NET ASSETS — 100.0%		$549,166,853

Futures Contracts outstanding at March 31, 2020:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
Euro-Bobl	06/2020	(54)	$(8,052,648)	$56,563
Euro-Bund	06/2020	(74)	(14,079,335)	170,422
10-Year Japanese E-Mini	06/2020	263	37,337,317	(484,317)
10-Year Commonwealth Treasury Bond	06/2020	62	5,743,723	(15,138)
10-Year Canadian Bond	06/2020	18	1,881,987	85,704
10-Year U.S. Treasury Note	06/2020	(44)	(6,102,250)	(244,277)
U.S. Treasury Long Bond	06/2020	(33)	(5,909,063)	(168,636)
Ultra 10-Year U.S. Treasury Note	06/2020	(196)	(30,582,125)	(1,519,251)
Ultra Long U.S. Treasury Bond	06/2020	(41)	(9,096,875)	(809,644)
2-Year U.S. Treasury Note	06/2020	513	113,056,383	886,649
5-Year U.S. Treasury Note	06/2020	(134)	(16,798,156)	(375,933)
Long GILT	06/2020	33	5,582,333	87,247
Total Futures Contracts outstanding at March 31, 2020			$72,981,291	$(2,330,611)
Forward Foreign Currency Contracts outstanding at March 31, 2020:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
04/22/20	U.S. Dollars	69,402,545	Euro	61,879,510	CITI	$1,093,916
04/22/20	U.S. Dollars	7,989,929	New Zealand Dollars	12,156,804	CITI	737,302
04/22/20	U.S. Dollars	13,148,814	British Pounds	10,072,093	CITI	631,840
04/22/20	U.S. Dollars	8,624,376	Canadian Dollars	11,283,515	CITI	604,314
04/17/20	U.S. Dollars	4,255,736	Indonesian Rupiahs	59,878,206,000	BAR	591,130
04/17/20	Japanese Yen	4,534,606,000	U.S. Dollars	41,681,715	CITI	529,753
04/22/20	U.S. Dollars	3,824,265	Brazilian Reals	17,861,908	SC	391,909
04/22/20	U.S. Dollars	3,560,224	Norwegian Kroner	33,050,565	SS	380,711
04/22/20	U.S. Dollars	3,937,475	Canadian Dollars	5,159,311	RBC	270,356

See Notes to Schedules of Investments.

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
04/22/20	U.S. Dollars	1,435,895	South African Rand	20,989,934	RBC	$266,455
04/22/20	U.S. Dollars	1,309,868	Mexican Pesos	24,989,015	RBC	260,012
04/22/20	U.S. Dollars	2,341,000	Australian Dollars	3,419,674	RBC	237,282
04/22/20	U.S. Dollars	1,116,065	Mexican Pesos	20,924,404	SS	236,975
04/17/20	U.S. Dollars	1,038,025	Russian Rubles	64,370,000	CITI	217,453
04/17/20	U.S. Dollars	991,560	South African Rand	14,380,000	CITI	189,744
04/22/20	U.S. Dollars	3,524,946	British Pounds	2,696,645	RBC	173,722
04/22/20	U.S. Dollars	1,058,981	Russian Rubles	70,035,911	SC	165,865
04/22/20	U.S. Dollars	2,111,127	Norwegian Kroner	20,228,235	SC	165,142
04/22/20	U.S. Dollars	744,724	Mexican Pesos	14,011,609	CITI	156,059
04/22/20	Japanese Yen	903,688,826	U.S. Dollars	8,260,990	CITI	153,493
04/22/20	Japanese Yen	902,538,780	U.S. Dollars	8,258,771	RBC	145,004
04/17/20	U.S. Dollars	700,421	Mexican Pesos	13,327,818	CITI	140,055
04/22/20	U.S. Dollars	2,151,992	Swedish Kronor	20,429,177	SC	85,759
04/17/20	U.S. Dollars	1,501,789	British Pounds	1,143,751	CITI	80,573
04/17/20	Euro	11,227,000	U.S. Dollars	12,317,681	CITI	73,230
04/22/20	U.S. Dollars	707,519	Australian Dollars	1,048,300	CITI	62,625
04/22/20	U.S. Dollars	2,189,430	Japanese Yen	228,476,355	SC	62,027
04/22/20	British Pounds	1,297,324	U.S. Dollars	1,550,811	CITI	61,423
04/22/20	U.S. Dollars	4,097,865	Euro	3,657,058	RBC	60,848
04/22/20	U.S. Dollars	718,580	Czech Republic Koruna	16,349,061	RBC	60,743
04/22/20	Euro	2,526,876	U.S. Dollars	2,729,508	SS	59,904
04/17/20	Euro	843,233	Polish Zloty	3,620,000	CITI	55,658
04/22/20	U.S. Dollars	730,150	Turkish Lira	4,500,282	RBC	54,249
04/22/20	U.S. Dollars	1,134,262	Swedish Kronor	10,700,772	RBC	51,972
04/22/20	U.S. Dollars	2,163,636	Japanese Yen	227,041,376	SS	49,593
04/22/20	Euro	4,441,361	U.S. Dollars	4,854,259	CITI	48,548
04/22/20	Swiss Francs	4,137,479	U.S. Dollars	4,256,703	SC	47,127
04/22/20	U.S. Dollars	963,769	Polish Zloty	3,800,948	SC	45,079
04/22/20	U.S. Dollars	746,333	New Zealand Dollars	1,176,857	SC	44,232
04/22/20	U.S. Dollars	1,467,730	Swedish Kronor	14,091,856	CITI	42,462
04/22/20	U.S. Dollars	2,540,799	Euro	2,266,136	SC	39,217
04/17/20	U.S. Dollars	345,916	Australian Dollars	500,000	CITI	38,335
04/22/20	Swiss Francs	4,394,326	U.S. Dollars	4,532,833	CITI	38,171
04/22/20	U.S. Dollars	479,420	New Zealand Dollars	744,471	SS	35,276
04/22/20	U.S. Dollars	341,822	New Zealand Dollars	516,418	RBC	33,732
04/22/20	U.S. Dollars	1,153,009	Canadian Dollars	1,580,173	SS	29,860
04/22/20	U.S. Dollars	618,897	British Pounds	474,062	SS	29,762
04/22/20	U.S. Dollars	814,131	Swedish Kronor	7,767,201	SS	28,547
04/22/20	Euro	1,952,242	U.S. Dollars	2,127,147	SC	27,928
04/22/20	Japanese Yen	92,443,401	U.S. Dollars	836,377	SS	24,388
04/22/20	Swiss Francs	1,501,378	U.S. Dollars	1,538,158	RBC	23,584
04/22/20	Mexican Pesos	11,946,257	U.S. Dollars	478,722	CITI	23,173
04/22/20	British Pounds	262,160	U.S. Dollars	302,887	SS	22,910
04/22/20	U.S. Dollars	1,703,794	Japanese Yen	180,630,025	CITI	21,900
04/22/20	U.S. Dollars	8,637,506	Swiss Francs	8,283,057	CITI	21,422
04/22/20	U.S. Dollars	9,385,485	Swiss Francs	9,002,199	RBC	21,346
04/17/20	U.S. Dollars	1,642,218	Euro	1,470,000	CITI	19,822
04/22/20	U.S. Dollars	172,690	Norwegian Kroner	1,599,795	CITI	18,787
04/22/20	U.S. Dollars	1,548,337	Euro	1,386,190	SS	18,126
04/22/20	Norwegian Kroner	2,152,189	U.S. Dollars	189,332	SC	17,712
04/22/20	Japanese Yen	68,111,525	U.S. Dollars	620,437	SC	13,768
04/22/20	Euro	341,734	British Pounds	292,955	CITI	13,173
04/22/20	U.S. Dollars	743,002	South Korean Won	888,704,795	RBC	13,145
04/22/20	U.S. Dollars	165,810	Australian Dollars	251,304	SS	11,213
04/22/20	U.S. Dollars	1,035,653	Chinese Yuan Renminbi	7,275,666	SC	9,325
See Notes to Schedules of Investments.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
04/22/20	Australian Dollars	343,571	U.S. Dollars	202,879	SC	$8,480
04/22/20	Australian Dollars	225,369	U.S. Dollars	130,455	CITI	8,188
04/22/20	New Zealand Dollars	678,965	U.S. Dollars	397,315	CITI	7,749
04/22/20	U.S. Dollars	147,170	British Pounds	113,702	SC	5,868
04/17/20	British Pounds	2,160,000	U.S. Dollars	2,679,821	CITI	4,180
04/22/20	British Pounds	482,352	U.S. Dollars	595,319	SC	4,118
04/22/20	Canadian Dollars	196,708	U.S. Dollars	135,773	CITI	4,042
04/22/20	Canadian Dollars	136,405	U.S. Dollars	96,076	SC	877
04/22/20	New Zealand Dollars	197,746	U.S. Dollars	117,861	SC	113
04/22/20	U.S. Dollars	731	South Korean Won	843,226	CITI	38
Subtotal Appreciation						$9,422,819
04/22/20	Turkish Lira	522	U.S. Dollars	87	RBC	$(8)
04/22/20	U.S. Dollars	120,485	Chinese Yuan Renminbi	860,444	CITI	(892)
04/22/20	Canadian Dollars	146,817	U.S. Dollars	105,260	CITI	(906)
04/17/20	Polish Zloty	120,000	U.S. Dollars	31,588	BAR	(2,583)
04/22/20	U.S. Dollars	99,454	New Zealand Dollars	173,497	SS	(4,053)
04/17/20	Canadian Dollars	118,964	U.S. Dollars	89,063	CITI	(4,511)
04/22/20	Japanese Yen	87,905,045	U.S. Dollars	824,316	SC	(5,809)
04/22/20	Japanese Yen	39,301,497	U.S. Dollars	372,012	SS	(6,065)
04/22/20	Japanese Yen	28,824,059	U.S. Dollars	275,687	RBC	(7,299)
04/22/20	Swiss Francs	1,203,465	U.S. Dollars	1,259,421	CITI	(7,571)
04/22/20	U.S. Dollars	521,147	Swiss Francs	508,816	SS	(8,127)
04/22/20	U.S. Dollars	748,912	British Pounds	610,676	CITI	(9,998)
04/22/20	South Korean Won	888,781,256	U.S. Dollars	740,898	SC	(10,978)
04/22/20	U.S. Dollars	209,504	Swedish Kronor	2,181,039	SS	(11,089)
04/22/20	U.S. Dollars	1,092,164	Euro	1,001,598	SS	(13,497)
04/22/20	Brazilian Reals	613,414	U.S. Dollars	131,988	RBC	(14,114)
04/22/20	Australian Dollars	1,089,890	U.S. Dollars	685,514	SC	(15,034)
04/22/20	U.S. Dollars	965,725	Japanese Yen	105,500,134	SS	(16,613)
04/22/20	U.S. Dollars	301,600	British Pounds	256,322	SC	(16,941)
04/22/20	Japanese Yen	153,736,792	U.S. Dollars	1,451,062	CITI	(19,578)
04/22/20	Russian Rubles	8,591,787	U.S. Dollars	129,912	SC	(20,348)
04/22/20	New Zealand Dollars	1,297,348	U.S. Dollars	795,339	SS	(21,354)
04/22/20	Swiss Francs	1,770,085	U.S. Dollars	1,864,193	RBC	(22,940)
04/22/20	U.S. Dollars	1,974,963	Euro	1,814,507	SC	(28,067)
04/22/20	British Pounds	546,124	U.S. Dollars	707,094	SC	(28,405)
04/17/20	Australian Dollars	687,959	U.S. Dollars	454,820	CITI	(31,614)
04/22/20	Euro	3,692,318	U.S. Dollars	4,113,778	CITI	(37,839)
04/22/20	Euro	1,756,092	U.S. Dollars	1,978,359	SC	(39,813)
04/22/20	U.S. Dollars	1,980,293	Australian Dollars	3,285,982	SC	(41,180)
04/22/20	British Pounds	790,726	U.S. Dollars	1,023,852	SS	(41,185)
04/22/20	U.S. Dollars	2,653,172	Euro	2,440,769	RBC	(41,187)
04/22/20	New Zealand Dollars	1,920,047	U.S. Dollars	1,186,744	SC	(41,263)
04/22/20	Australian Dollars	1,005,019	U.S. Dollars	660,492	RBC	(42,224)
04/22/20	U.S. Dollars	4,379,089	Euro	4,006,163	CITI	(43,304)
04/22/20	Euro	2,762,940	U.S. Dollars	3,094,362	RBC	(44,359)
04/22/20	Mexican Pesos	13,572,502	U.S. Dollars	615,854	SC	(45,637)
04/22/20	Euro	3,791,136	U.S. Dollars	4,230,992	SS	(45,966)
04/22/20	Brazilian Reals	1,145,976	U.S. Dollars	267,306	SS	(47,094)
04/22/20	U.S. Dollars	1,118,180	Australian Dollars	1,894,529	CITI	(47,297)
04/22/20	Swedish Kronor	16,654,332	U.S. Dollars	1,735,577	SS	(51,136)
04/22/20	Chinese Yuan Renminbi	14,748,521	U.S. Dollars	2,133,602	RBC	(53,130)
04/17/20	Hungarian Forint	285,120,000	Euro	842,455	CITI	(57,727)
04/17/20	Mexican Pesos	6,817,425	U.S. Dollars	350,053	CITI	(63,416)
04/22/20	Czech Republic Koruna	16,348,854	U.S. Dollars	723,865	RBC	(66,037)

See Notes to Schedules of Investments.

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
04/22/20	Swiss Francs	2,784,143	U.S. Dollars	2,965,147	SC	$(69,065)
04/22/20	Chilean Pesos	580,284,121	U.S. Dollars	747,644	RBC	(69,227)
04/22/20	British Pounds	1,314,786	U.S. Dollars	1,704,475	RBC	(70,540)
04/22/20	U.S. Dollars	4,657,125	Japanese Yen	509,096,492	SC	(83,206)
04/22/20	Swedish Kronor	19,206,956	U.S. Dollars	2,034,557	RBC	(91,941)
04/17/20	British Pounds	1,750,000	Euro	2,062,078	CITI	(101,317)
04/22/20	Norwegian Kroner	8,969,892	U.S. Dollars	970,562	SS	(107,645)
04/17/20	Indian Rupees	189,201,535	U.S. Dollars	2,599,404	BAR	(108,834)
04/22/20	Australian Dollars	1,860,922	U.S. Dollars	1,254,191	SS	(109,388)
04/22/20	U.S. Dollars	2,174,411	Norwegian Kroner	23,746,349	CITI	(110,022)
04/22/20	Canadian Dollars	3,390,477	U.S. Dollars	2,531,863	SC	(121,990)
04/22/20	U.S. Dollars	7,502,430	Japanese Yen	821,570,083	CITI	(147,424)
04/22/20	Polish Zloty	8,009,569	U.S. Dollars	2,109,341	RBC	(173,427)
04/22/20	New Zealand Dollars	4,456,334	U.S. Dollars	2,851,346	CITI	(192,742)
04/22/20	Swedish Kronor	40,743,301	U.S. Dollars	4,316,805	CITI	(195,975)
04/22/20	South African Rand	20,993,515	U.S. Dollars	1,370,771	RBC	(201,132)
04/22/20	Canadian Dollars	4,861,598	U.S. Dollars	3,682,079	RBC	(226,567)
04/17/20	Euro	16,588,940	U.S. Dollars	18,553,656	CITI	(244,929)
04/17/20	U.S. Dollars	9,036,049	Japanese Yen	997,300,000	CITI	(247,558)
04/22/20	British Pounds	4,711,596	U.S. Dollars	6,147,329	CITI	(292,049)
04/22/20	Mexican Pesos	34,368,353	U.S. Dollars	1,807,522	RBC	(363,615)
04/22/20	Russian Rubles	130,946,120	U.S. Dollars	2,098,596	CITI	(428,737)
04/22/20	Norwegian Kroner	38,506,428	U.S. Dollars	4,263,914	CITI	(559,539)
04/22/20	Australian Dollars	10,647,617	U.S. Dollars	7,210,501	CITI	(660,291)
04/22/20	Norwegian Kroner	40,728,334	U.S. Dollars	4,583,788	RBC	(665,663)
04/17/20	Brazilian Reals	22,692,000	U.S. Dollars	5,396,132	CITI	(1,034,119)
04/22/20	Brazilian Reals	24,293,283	U.S. Dollars	5,813,354	CITI	(1,145,140)
Subtotal Depreciation						$(9,000,270)
Total Forward Foreign Currency Contracts outstanding at March 31, 2020						$422,549
Swap Agreements outstanding at March 31, 2020:
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Credit Indexes—Buy Protection
Markit CDX.EM.32 Index (Pay Quarterly)	1.00%	12/20/2024	USD	12,887,000	$1,468,004	$1,096,682	$371,322
Markit ITRAXX.XO.32 Index (Pay Quarterly)	(5.00)%	12/20/2024	EUR	16,166,000	328,920	(1,184,806)	1,513,726
					$1,796,924	$(88,124)	$1,885,048

Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Credit Indexes—Sell Protection
Markit CDX.NA.HY.33 Index (Receive Quarterly)	6.60%	5.00%	12/20/2024	USD	20,107,640	$(1,192,421)	$(298,531)	$(893,890)
						$(1,192,421)	$(298,531)	$(893,890)
See Notes to Schedules of Investments.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
VALUATION HIERARCHY
The following is a summary of the inputs used, as of March 31, 2020, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Asset-Backed Securities	$3,633,329	$—	$3,633,329	$—
Common Stocks:
Energy	65,906	22,046	—	43,860
Other^^	2,893,588	2,893,588	—	—
Total Common Stocks	2,959,494	2,915,634	—	43,860
Corporate Bonds:
Information Technology	1,522,805	—	1,382,439	140,366
Other^^	120,655,191	—	120,655,191	—
Total Corporate Bonds	122,177,996	—	122,037,630	140,366
Foreign Bonds	186,913,443	—	186,913,443	—
Foreign Government Inflation-Linked Bond	1,972,325	—	1,972,325	—
Loan Agreements	12,500,288	—	12,500,288	—
Money Market Funds	38,580,558	38,580,558	—	—
Mortgage-Backed Securities	45,386,830	—	45,386,830	—
Municipal Bonds	876,360	—	876,360	—
Preferred Stocks:
Energy	270,466	269,697	769	—
Financials	382,338	382,338	—	—
Total Preferred Stocks	652,804	652,035	769	—
Purchased Option:
Put Option	322,280	322,280	—	—
U.S. Treasury Obligations	151,713,518	—	151,713,518	—
Total Assets - Investments in Securities	$567,689,225	$42,470,507	$525,034,492	$184,226
Other Financial Instruments***
Forward Foreign Currency Contracts	$9,422,819	$—	$9,422,819	$—
Futures Contracts	1,286,585	1,286,585	—	—
Swap Agreements	1,885,048	—	1,885,048	—
Total Assets - Other Financial Instruments	$12,594,452	$1,286,585	$11,307,867	$ —
Liabilities:
Other Financial Instruments***
Forward Foreign Currency Contracts	$(9,000,270)	$—	$(9,000,270)	$—
Futures Contracts	(3,617,196)	(3,617,196)	—	—
Swap Agreements	(893,890)	—	(893,890)	—
Total Liabilities - Other Financial Instruments	$(13,511,356)	$(3,617,196)	$(9,894,160)	$ —

^^	Classifications as defined in the Schedule of Investments.
***	Other financial instruments are derivative instruments, such as futures contracts, forwards contracts and swap agreements, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding", "Forwards Foreign Currency Contracts outstanding" and "Swap Agreements outstanding" disclosures.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended March 31, 2020.

See Notes to Schedules of Investments.

DEFENSIVE MARKET STRATEGIES® FUND
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)
	Shares	Value
COMMON STOCKS — 40.0%
Communication Services — 2.0%
Activision Blizzard, Inc.	1,562	$92,908
Alphabet, Inc. Class A*	3,213	3,733,345
Alphabet, Inc. Class C*	590	686,058
AT&T, Inc.	22,412	653,310
CenturyLink, Inc.	2,552	24,142
Charter Communications, Inc. Class A*	343	149,654
Comcast Corporation Class A	9,230	317,327
Discovery, Inc. Class A*	454	8,826
Discovery, Inc. Class C*	631	11,068
DISH Network Corporation Class A*	393	7,856
Electronic Arts, Inc.*	646	64,710
Facebook, Inc. Class A*	15,021	2,505,503
Fox Corporation Class A	935	22,094
Fox Corporation Class B	437	9,999
Interpublic Group of Cos., Inc. (The)	1,178	19,072
Netflix, Inc.*	1,260	473,130
News Corporation Class A	567	5,089
Omnicom Group, Inc.	595	32,665
Take-Two Interactive Software, Inc.*	254	30,127
T-Mobile US, Inc.*	14,538	1,219,738
Twitter, Inc.*	1,378	33,844
Verizon Communications, Inc.	175,265	9,416,988
ViacomCBS, Inc. Class B	1,128	15,803
Walt Disney Co. (The)	20,095	1,941,177
		21,474,433
Consumer Discretionary — 1.9%
Advance Auto Parts, Inc.	122	11,385
Amazon.com, Inc.*	2,244	4,375,172
AutoZone, Inc.*	38	32,148
Best Buy Co., Inc.	2,007	114,399
Booking Holdings, Inc.*	631	848,897
BorgWarner, Inc.	232	5,654
Capri Holdings, Ltd.*	366	3,949
CarMax, Inc.*	253	13,619
Carnival Corporation	1,154	15,198
Chipotle Mexican Grill, Inc.*	46	30,102
D.R. Horton, Inc.	870	29,580
Darden Restaurants, Inc.	14,168	771,589
Dollar General Corporation	446	67,350
Dollar Tree, Inc.*	447	32,841
eBay, Inc.	1,784	53,627
Expedia Group, Inc.	332	18,682
Ford Motor Co.	8,102	39,133
Gap, Inc. (The)	723	5,090
General Motors Co.	2,563	53,259
Genuine Parts Co.	5,779	389,100
H&R Block, Inc.	1,036	14,587
Hanesbrands, Inc.	827	6,508
Hasbro, Inc.	196	14,024
Hilton Worldwide Holdings, Inc.	579	39,511
Home Depot, Inc. (The)	14,854	2,773,390
Kohl’s Corporation	641	9,352
L Brands, Inc.	932	10,774
	Shares	Value
Leggett & Platt, Inc.	362	$9,658
Lennar Corporation Class A	374	14,287
LKQ Corporation*	551	11,301
Lowe’s Cos., Inc.	7,598	653,808
Lululemon Athletica, Inc.*	5,326	1,009,543
Macy’s, Inc.	1,010	4,959
Marriott International, Inc. Class A	636	47,579
McDonald’s Corporation	17,578	2,906,522
Mohawk Industries, Inc.*	105	8,005
Newell Brands, Inc.	1,473	19,561
NIKE, Inc. Class B	18,461	1,527,463
Nordstrom, Inc.	287	4,403
Norwegian Cruise Line Holdings, Ltd.*	381	4,176
NVR, Inc.*	6	15,415
O’Reilly Automotive, Inc.*	141	42,448
PulteGroup, Inc.	555	12,388
PVH Corporation	138	5,194
Ralph Lauren Corporation	137	9,156
Ross Stores, Inc.	12,133	1,055,207
Royal Caribbean Cruises, Ltd.Δ	3,418	109,957
Starbucks Corporation	19,166	1,259,973
Tapestry, Inc.	641	8,301
Target Corporation	1,132	105,242
Tiffany & Co.	210	27,195
TJX Cos., Inc. (The)	22,202	1,061,478
Tractor Supply Co.	240	20,292
Ulta Beauty, Inc.*	135	23,720
Under Armour, Inc. Class A*	210	1,934
Under Armour, Inc. Class C*	211	1,701
VF Corporation	646	34,936
Whirlpool Corporation	160	13,728
Yum! Brands, Inc.	9,914	679,406
		20,487,856
Consumer Staples — 5.4%
Archer-Daniels-Midland Co.	1,013	35,637
Campbell Soup Co.	418	19,295
Casey’s General Stores, Inc.	4,048	536,320
Church & Dwight Co., Inc.	655	42,038
Clorox Co. (The)	3,232	559,944
Coca-Cola Co. (The)	71,778	3,176,176
Colgate-Palmolive Co.	71,073	4,716,404
Conagra Brands, Inc.	599	17,575
Costco Wholesale Corporation	11,708	3,338,302
Coty, Inc. Class A	1,645	8,488
Estee Lauder Cos., Inc. (The) Class A	10,581	1,685,977
General Mills, Inc.	1,286	67,862
Hershey Co. (The)	18,199	2,411,368
Hormel Foods CorporationΔ	36,910	1,721,482
Ingredion, Inc.	12,083	912,267
J.M. Smucker Co. (The)	250	27,750
Kellogg Co.	694	41,633
Kimberly-Clark Corporation	58,009	7,417,611
Kraft Heinz Co. (The)	1,765	43,666
Kroger Co. (The)	1,673	50,391
Lamb Weston Holdings, Inc.	14,882	849,762

See Notes to Schedules of Investments.

DEFENSIVE MARKET STRATEGIES® FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
McCormick & Co., Inc. (Non-Voting Shares)	9,412	$1,329,069
Mondelez International, Inc. Class A	8,006	400,940
Monster Beverage Corporation*	24,258	1,364,755
PepsiCo, Inc.	39,183	4,705,878
Procter & Gamble Co. (The)	87,261	9,598,710
Sysco Corporation	33,310	1,519,935
Tyson Foods, Inc. Class A	450	26,042
Walgreens Boots Alliance, Inc.	1,543	70,592
Walmart, Inc.	90,242	10,253,296
		56,949,165
Energy — 0.6%
Apache Corporation	581	2,429
Baker Hughes Co.	1,458	15,309
Cabot Oil & Gas Corporation	765	13,150
Chevron Corporation	56,488	4,093,120
Concho Resources, Inc.	317	13,583
ConocoPhillips	18,684	575,467
Devon Energy Corporation	701	4,844
Diamondback Energy, Inc.	209	5,476
EOG Resources, Inc.	1,122	40,302
Exxon Mobil Corporation	39,133	1,485,880
Halliburton Co.	1,508	10,330
Helmerich & Payne, Inc.	341	5,337
Hess Corporation	541	18,015
HollyFrontier Corporation	313	7,672
Kinder Morgan, Inc.	3,804	52,952
Marathon Oil Corporation	1,211	3,984
Marathon Petroleum Corporation	1,446	34,155
Noble Energy, Inc.	607	3,666
Occidental Petroleum Corporation	1,992	23,067
ONEOK, Inc.	5,323	116,095
Phillips 66	752	40,345
Pioneer Natural Resources Co.	361	25,324
Valero Energy Corporation	1,830	83,009
Williams Cos., Inc. (The)	2,719	38,474
		6,711,985
Financials — 7.1%
Aflac, Inc.	58,502	2,003,108
Alleghany Corporation	1,248	689,333
Allstate Corporation (The)	27,618	2,533,399
American Express Co.	14,045	1,202,392
American Financial Group, Inc.	8,676	608,014
American International Group, Inc.	1,388	33,659
Ameriprise Financial, Inc.	764	78,295
Arch Capital Group, Ltd.*	18,444	524,916
Arthur J. Gallagher & Co.	451	36,761
Assurant, Inc.	75	7,807
Assured Guaranty, Ltd.	3,251	83,843
Bank of America Corporation	31,022	658,597
Bank of Hawaii CorporationΔ	7,533	416,123
Bank of New York Mellon Corporation (The)	96,265	3,242,205
Berkshire Hathaway, Inc. Class B*	3,835	701,153
BlackRock, Inc.	8,881	3,907,374
Capital One Financial Corporation	901	45,428
Capitol Federal Financial, Inc.	307,900	3,574,719
	Shares	Value
Cboe Global Markets, Inc.	264	$23,562
Charles Schwab Corporation (The)	2,229	74,939
Cincinnati Financial Corporation	334	25,200
Citigroup, Inc.	4,568	192,404
Citizens Financial Group, Inc.	836	15,725
CME Group, Inc.	16,365	2,829,672
Comerica, Inc.	63,495	1,862,943
Commerce Bancshares, Inc.	16,218	816,576
Credit Acceptance CorporationΔ*	4,827	1,234,216
Cullen/Frost Bankers, Inc.	4,208	234,764
Discover Financial Services	10,976	391,514
E*TRADE Financial Corporation	326	11,188
East West Bancorp, Inc.	13,129	337,940
Erie Indemnity Co. Class A	861	127,635
Everest Re Group, Ltd.	3,806	732,351
Fidelity National Financial, Inc.	25,344	630,559
Fifth Third Bancorp	1,381	20,508
First Citizens BancShares, Inc. Class A	249	82,885
First Republic Bank	214	17,608
Franklin Resources, Inc.	935	15,605
Globe Life, Inc.	219	15,761
Goldman Sachs Group, Inc. (The)	615	95,073
Hartford Financial Services Group, Inc. (The)	633	22,307
Huntington Bancshares, Inc.	1,877	15,410
Intercontinental Exchange, Inc.	14,948	1,207,051
Invesco, Ltd.	1,559	14,156
JPMorgan Chase & Co.	55,437	4,990,993
KeyCorp	1,880	19,496
Lincoln National Corporation	388	10,212
Loews Corporation	373	12,992
M&T Bank Corporation	6,802	703,531
Markel Corporation*	1,365	1,266,570
MarketAxess Holdings, Inc.	74	24,610
Marsh & McLennan Cos., Inc.	99,087	8,567,062
MetLife, Inc.	2,122	64,870
Moody’s Corporation	284	60,066
Morgan Stanley	2,337	79,458
MSCI, Inc.	147	42,477
Nasdaq, Inc.	251	23,832
Northern Trust Corporation	48,671	3,672,714
People’s United Financial, Inc.	674	7,448
PNC Financial Services Group, Inc. (The)	63,083	6,038,305
Popular, Inc.	2,906	101,710
Principal Financial Group, Inc.	556	17,425
Progressive Corporation (The)	39,807	2,939,349
Prudential Financial, Inc.	758	39,522
Raymond James Financial, Inc.	240	15,168
Regions Financial Corporation	2,436	21,851
RenaissanceRe Holdings, Ltd.	2,135	318,798
S&P Global, Inc.	1,008	247,010
SEI Investments Co.	5,739	265,945
State Street Corporation	18,084	963,335
SVB Financial Group*	13,662	2,064,055
Synchrony Financial	1,366	21,979
T. Rowe Price Group, Inc.	26,445	2,582,354

See Notes to Schedules of Investments.

	Shares	Value
TFS Financial CorporationΔ	4,867	$74,319
Travelers Cos., Inc. (The)	17,990	1,787,307
Truist Financial Corporation	6,797	209,619
U.S. Bancorp	48,270	1,662,902
Unum Group	295	4,428
W.R. Berkley Corporation	6,554	341,922
Wells Fargo & Co.	141,580	4,063,346
Zions Bancorp NA	159	4,255
		74,725,913
Health Care — 5.1%
Abbott Laboratories	16,327	1,288,364
ABIOMED, Inc.*	116	16,839
Agilent Technologies, Inc.	6,618	473,981
Alexion Pharmaceuticals, Inc.*	526	47,230
Align Technology, Inc.*	3,541	615,957
Amgen, Inc.	3,222	653,196
Anthem, Inc.	1,772	402,315
Baxter International, Inc.	2,700	219,213
Becton, Dickinson and Co.	3,372	774,784
Biogen, Inc.*	5,605	1,773,310
Bio-Techne Corporation	525	99,550
Boston Scientific Corporation*	2,122	69,241
Bristol-Myers Squibb Co.	7,212	401,997
Cardinal Health, Inc.	793	38,016
Centene Corporation*	1,047	62,202
Cerner Corporation	17,127	1,078,830
Chemed Corporation	2,596	1,124,587
Cigna Corporation	707	125,266
CVS Health Corporation	2,697	160,013
Danaher Corporation	10,896	1,508,115
DaVita, Inc.*	265	20,156
DENTSPLY SIRONA, Inc.	472	18,328
Edwards Lifesciences Corporation*	1,799	339,327
Eli Lilly & Co.	29,544	4,098,344
Gilead Sciences, Inc.	3,411	255,006
HCA Healthcare, Inc.	591	53,101
Henry Schein, Inc.*	29,656	1,498,221
Hologic, Inc.*	508	17,831
Humana, Inc.	232	72,853
IDEXX Laboratories, Inc.*	111	26,889
Illumina, Inc.*	2,327	635,550
Incyte Corporation*	540	39,544
Intuitive Surgical, Inc.*	5,791	2,867,761
IQVIA Holdings, Inc.*	750	80,895
Johnson & Johnson	125,634	16,474,386
Laboratory Corporation of America Holdings*	195	24,646
McKesson Corporation	281	38,008
Mettler-Toledo International, Inc.*	2,059	1,421,760
PerkinElmer, Inc.	318	23,939
Quest Diagnostics, Inc.	59,969	4,815,511
Regeneron Pharmaceuticals, Inc.*	176	85,939
ResMed, Inc.	287	42,272
Stryker Corporation	8,775	1,460,950
Teleflex, Inc.	72	21,086
Thermo Fisher Scientific, Inc.	8,862	2,513,263
UnitedHealth Group, Inc.	13,434	3,350,171
	Shares	Value
Universal Health Services, Inc. Class B	174	$17,240
Varian Medical Systems, Inc.*	3,848	395,036
Vertex Pharmaceuticals, Inc.*	686	163,234
Waters CorporationΔ*	639	116,330
West Pharmaceutical Services, Inc.	3,639	554,038
Zimmer Biomet Holdings, Inc.	334	33,761
Zoetis, Inc.	7,630	897,975
		53,406,357
Industrials — 4.7%
3M Co.	16,149	2,204,500
A.O. Smith Corporation	278	10,511
Alaska Air Group, Inc.	219	6,235
American Airlines Group, Inc.	534	6,509
AMETEK, Inc.	278	20,022
Arconic, Inc.	1,067	17,136
Boeing Co. (The)	1,117	166,589
C.H. Robinson Worldwide, Inc.	2,618	173,312
Caterpillar, Inc.	11,588	1,344,672
Cintas Corporation	4,629	801,835
Copart, Inc.*	6,132	420,165
CoStar Group, Inc.*	830	487,384
CSX Corporation	1,464	83,887
Cummins, Inc.	1,184	160,219
Deere & Co.	4,641	641,201
Delta Air Lines, Inc.	1,630	46,504
Dover Corporation	192	16,116
Emerson Electric Co.	138,548	6,601,812
Equifax, Inc.	234	27,951
Expeditors International of Washington, Inc.	8,970	598,478
Fastenal Co.	1,603	50,094
FedEx Corporation	5,170	626,914
Flowserve Corporation	291	6,952
Fortive Corporation	3,950	218,000
Fortune Brands Home & Security, Inc.	191	8,261
General Dynamics Corporation	4,890	646,996
General Electric Co.	16,053	127,461
Honeywell International, Inc.	15,767	2,109,467
Hubbell, Inc.	48,489	5,563,628
Huntington Ingalls Industries, Inc.	90	16,399
IDEX Corporation	1,433	197,912
IHS Markit, Ltd.	500	30,000
Illinois ToolWorks, Inc.	21,018	2,987,078
Ingersoll Rand, Inc.*	380	9,424
J.B. Hunt Transport Services, Inc.	166	15,310
Jacobs Engineering Group, Inc.	178	14,110
Kansas City Southern	154	19,586
L3Harris Technologies, Inc.	371	66,825
Landstar System, Inc.	7,744	742,340
Lincoln Electric Holdings, Inc.	1,523	105,087
Lockheed Martin Corporation	2,840	962,618
Masco Corporation	401	13,863
Norfolk Southern Corporation	29,854	4,358,684
Northrop Grumman Corporation	317	95,908
PACCAR, Inc.	10,354	632,940
Parker-Hannifin Corporation	254	32,951
See Notes to Schedules of Investments.

DEFENSIVE MARKET STRATEGIES® FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Quanta Services, Inc.	139	$4,410
Raytheon Co.	8,566	1,123,431
Republic Services, Inc.	61,628	4,625,798
Robert Half International, Inc.	7,566	285,616
Rockwell Automation, Inc.	3,263	492,419
Rollins, Inc.Δ	37,608	1,359,153
Roper Technologies, Inc.	165	51,449
Snap-on, Inc.	112	12,188
Southwest Airlines Co.	14,199	505,626
Stanley Black & Decker, Inc.	824	82,400
Teledyne Technologies, Inc.*	3,940	1,171,244
Textron, Inc.	272	7,254
TransDigm Group, Inc.	70	22,413
Union Pacific Corporation	7,365	1,038,760
United Airlines Holdings, Inc.*	286	9,023
United Parcel Service, Inc. Class B	28,367	2,650,045
United Rentals, Inc.*	123	12,657
United Technologies Corporation	1,485	140,080
Verisk Analytics, Inc.	1,068	148,858
W.W. Grainger, Inc.	77	19,135
Waste Management, Inc.	30,103	2,786,334
Westinghouse Air Brake Technologies Corporation	214	10,300
Xylem, Inc.	293	19,083
		50,071,522
Information Technology — 6.9%
Adobe, Inc.*	9,333	2,970,134
Advanced Micro Devices, Inc.*	2,378	108,151
Akamai Technologies, Inc.*	15,782	1,443,895
Alliance Data Systems Corporation	101	3,399
Amdocs, Ltd.	1,249	68,658
Amphenol Corporation Class A	6,664	485,672
Analog Devices, Inc.	634	56,838
ANSYS, Inc.*	1,329	308,953
Apple, Inc.	16,303	4,145,690
Applied Materials, Inc.	32,207	1,475,725
Arista Networks, Inc.*	84	17,014
Autodesk, Inc.*	417	65,094
Automatic Data Processing, Inc.	48,045	6,566,791
Broadcom, Inc.	1,860	441,006
Broadridge Financial Solutions, Inc.	168	15,931
Cadence Design Systems, Inc.*	408	26,944
CDW Corporation	267	24,903
Cisco Systems, Inc.	150,320	5,909,079
Citrix Systems, Inc.	271	38,360
Cognex Corporation	16,412	692,915
Cognizant Technology Solutions Corporation Class A	12,467	579,341
Corning, Inc.	1,825	37,486
DXC Technology Co.	631	8,235
F5 Networks, Inc.*	4,816	513,530
Fidelity National Information Services, Inc.	926	112,639
Fiserv, Inc.*	988	93,850
FleetCor Technologies, Inc.*	152	28,354
FLIR Systems, Inc.	145	4,624
Fortinet, Inc.*	195	19,728
Gartner, Inc.*	125	12,446
	Shares	Value
Global Payments, Inc.	552	$79,615
Hewlett Packard Enterprise Co.	2,988	29,013
HP, Inc.	3,392	58,885
Intel Corporation	36,968	2,000,708
International Business Machines Corporation	8,413	933,254
Intuit, Inc.	12,748	2,932,040
Jack Henry & Associates, Inc.	7,078	1,098,789
Juniper Networks, Inc.	751	14,374
Keysight Technologies, Inc.*	264	22,092
KLA Corporation	354	50,884
Lam Research Corporation	290	69,600
Leidos Holdings, Inc.	268	24,562
Mastercard, Inc. Class A	13,935	3,366,139
Maxim Integrated Products, Inc.	84,745	4,119,454
Microchip Technology, Inc.	461	31,256
Micron Technology, Inc.*	2,018	84,877
Microsoft Corporation	77,655	12,246,970
Motorola Solutions, Inc.	293	38,946
National Instruments Corporation	4,818	159,379
NetApp, Inc.	879	36,646
NortonLifeLock, Inc.	1,116	20,880
NVIDIA Corporation	4,452	1,173,547
Oracle Corporation	21,050	1,017,346
Paychex, Inc.	16,516	1,039,187
Paycom Software, Inc.*	90	18,181
PayPal Holdings, Inc.*	4,127	395,119
Qorvo, Inc.*	254	20,480
QUALCOMM, Inc.	2,355	159,316
salesforce.com, Inc.*	1,804	259,740
ServiceNow, Inc.*	384	110,047
Skyworks Solutions, Inc.	3,970	354,839
Synopsys, Inc.*	179	23,053
Texas Instruments, Inc.	101,366	10,129,504
VeriSign, Inc.*	180	32,416
Visa, Inc. Class AΔ	22,558	3,634,545
Western Digital Corporation	561	23,349
Western Union Co. (The)	1,569	28,446
Xerox Holdings Corporation	523	9,906
Xilinx, Inc.	6,365	496,088
Zebra Technologies Corporation Class A*	42	7,711
		72,626,568
Materials — 0.7%
Air Products & Chemicals, Inc.	4,769	951,940
Albemarle Corporation	215	12,119
Ball Corporation	580	37,503
Celanese Corporation	213	15,632
CF Industries Holdings, Inc.	450	12,240
Corteva, Inc.	1,360	31,960
Dow, Inc.	11,228	328,307
DuPont de Nemours, Inc.	1,360	46,376
Eastman Chemical Co.	225	10,480
Ecolab, Inc.	17,904	2,789,980
FMC Corporation	211	17,237
Freeport-McMoRan, Inc.	2,892	19,521
International Flavors & Fragrances, Inc.	260	26,541

See Notes to Schedules of Investments.

	Shares	Value
International Paper Co.	1,151	$35,831
Martin Marietta Materials, Inc.	4,207	796,091
Mosaic Co. (The)	608	6,578
Newmont Corporation	12,857	582,165
Nucor Corporation	652	23,485
Packaging Corporation of America	241	20,926
PPG Industries, Inc.	6,306	527,182
Royal Gold, Inc.	689	60,432
Sealed Air Corporation	550	13,590
Sherwin-Williams Co. (The)	1,986	912,607
Vulcan Materials Co.	294	31,772
Westrock Co.	468	13,226
		7,323,721
Real Estate — 0.5%
Alexandria Real Estate Equities, Inc. REIT	172	23,574
American Tower Corporation REIT	897	195,322
Apartment Investment & Management Co. Class A REIT	480	16,872
AvalonBay Communities, Inc. REIT	351	51,657
Boston Properties, Inc. REIT	257	23,703
CBRE Group, Inc. Class A*	534	20,137
Crown Castle International Corporation REIT	826	119,274
Digital Realty Trust, Inc. REIT	362	50,285
Equinix, Inc. REIT	173	108,051
Equity Residential REIT	647	39,926
Essex Property Trust, Inc. REIT	109	24,006
Extra Space Storage, Inc. REIT	205	19,631
Federal Realty Investment Trust REIT	105	7,834
Healthpeak Properties, Inc. REIT	1,300	31,005
Host Hotels & Resorts, Inc. REIT	1,879	20,744
Iron Mountain, Inc. REIT	1,187	28,251
Kimco Realty Corporation REIT	1,844	17,831
Mid-America Apartment Communities, Inc. REIT	202	20,812
Prologis, Inc. REIT	1,365	109,705
Public Storage REIT	412	81,827
Realty Income Corporation REIT	796	39,689
Regency Centers Corporation REIT	625	24,019
SBA Communications Corporation REIT	150	40,496
Simon Property Group, Inc. REIT	13,536	742,585
SL Green Realty Corporation REIT	174	7,499
UDR, Inc. REIT	300	10,962
Ventas, Inc. REIT	1,124	30,123
Vornado Realty Trust REIT	299	10,827
Welltower, Inc. REIT	47,542	2,176,473
Weyerhaeuser Co. REIT	51,607	874,739
		4,967,859
Utilities — 5.1%
AES Corporation	1,420	19,312
Alliant Energy Corporation	300	14,487
Ameren Corporation	39,442	2,872,561
American Electric Power Co., Inc.	30,043	2,402,839
American Water Works Co., Inc.	19,819	2,369,560
	Shares	Value
Atmos Energy Corporation	71,997	$7,144,262
CenterPoint Energy, Inc.	1,091	16,856
CMS Energy Corporation	4,647	273,011
Consolidated Edison, Inc.	18,667	1,456,026
Dominion Energy, Inc.	27,094	1,955,916
DTE Energy Co.	13,486	1,280,765
Duke Energy Corporation	38,823	3,140,004
Edison International	18,562	1,017,012
Entergy Corporation	480	45,106
Essential Utilities, Inc.	5,637	229,426
Evergy, Inc.	32,489	1,788,519
Eversource Energy	24,084	1,883,610
Exelon Corporation	6,555	241,289
FirstEnergy Corporation	1,116	44,718
IDACORP, Inc.	6,421	563,700
NextEra Energy, Inc.	16,245	3,908,872
NiSource, Inc.	539	13,459
NRG Energy, Inc.	773	21,072
OGE Energy Corporation	3,485	107,094
ONE Gas, Inc.	72,542	6,065,962
Pinnacle West Capital Corporation	33,449	2,535,100
PPL Corporation	35,896	885,913
Public Service Enterprise Group, Inc.	25,990	1,167,211
Sempra Energy	14,732	1,664,569
Southern Co. (The)	19,148	1,036,673
Spire, Inc.	74,040	5,514,499
UGI Corporation	11,545	307,905
WEC Energy Group, Inc.	13,560	1,195,043
Xcel Energy, Inc.	10,724	646,657
		53,829,008
Total Common Stocks (Cost $390,960,805)		422,574,387
FOREIGN COMMON STOCKS — 5.0%
Curacao — 0.0%
Schlumberger, Ltd.	21,251	286,676
France — 0.4%
Sodexo SA	7,600	510,380
TOTAL SAΔ	104,023	3,919,464
		4,429,844
Ireland — 1.7%
Accenture PLC Class A	18,375	2,999,903
Allegion PLC	156	14,355
Eaton Corporation PLC	837	65,027
Johnson Controls International PLC	1,943	52,383
Linde PLC	13,439	2,324,947
Medtronic PLC	132,208	11,922,518
Pentair PLC	294	8,749
Seagate Technology PLC	813	39,674
Trane Technologies PLC	431	35,596
Willis Towers Watson PLC	205	34,819
		17,497,971
Jersey — 0.1%
Amcor PLC	5,217	42,362
Aptiv PLC	496	24,423
See Notes to Schedules of Investments.

DEFENSIVE MARKET STRATEGIES® FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Janus Henderson Group PLCΔ	38,900	$595,948
		662,733
Netherlands — 0.6%
Akzo Nobel NV	29,600	1,946,754
Koninklijke Ahold Delhaize NV	171,753	4,001,255
LyondellBasell Industries NV Class A	1,646	81,691
Mylan NV*	9,946	148,295
		6,177,995
Switzerland — 2.0%
Chubb, Ltd.	64,909	7,249,686
Garmin, Ltd.	2,528	189,499
Nestle SA	52,200	5,343,599
Novartis AG	7,200	593,991
Roche Holding AG	23,300	7,496,589
TE Connectivity, Ltd.	617	38,859
		20,912,223
United Kingdom — 0.2%
Aon PLC	5,570	919,273
GlaxoSmithKline PLC ADR	43,500	1,648,215
Nielsen Holdings PLC	758	9,505
TechnipFMC PLC	1,083	7,300
		2,584,293
Total Foreign Common Stocks (Cost $55,441,904)		52,551,735
PREFERRED STOCKS — 0.9%
Bank of America Corporation
7.25% CONVΔ	423	535,527
Becton, Dickinson and Co.
6.13% CONVΔ	106,400	5,562,592
Stanley Black & Decker, Inc.
5.38% CONVΔ	26,605	1,932,853
5.25% CONVΔ	2,700	188,892
Wells Fargo & Co.
7.50% CONV	992	1,263,828
Total Preferred Stocks (Cost $11,246,905)		9,483,692
MUTUAL FUNDS — 1.1%
iShares Russell 1000 Value ETFΔ (Cost $14,489,399)	122,392	12,138,838

	Par
CORPORATE BONDS — 26.5%
Akamai Technologies, Inc.
0.13%, 05/01/25 CONV	$4,029,000	4,516,618
0.38%, 09/01/27 144A CONV	3,170,000	3,163,114
Allscripts Healthcare Solutions, Inc.
0.88%, 01/01/27 144A CONV	2,374,000	1,894,322
Altair Engineering, Inc.
0.25%, 06/01/24 CONV	625,000	544,296
	Par	Value
Alteryx, Inc.
0.50%, 08/01/24 144A CONV	$2,445,000	$2,200,662
1.00%, 08/01/26 144A CONV	706,000	636,766
Ares Capital Corporation
3.75%, 02/01/22 CONV	2,830,000	2,556,925
4.63%, 03/01/24 CONV	1,437,000	1,251,088
Atlassian, Inc.
0.63%, 05/01/23 CONVΔ	685,000	1,194,489
Bank of America Corporation
(Variable, ICE LIBOR USD 3M + 2.66%), 4.30%, 01/28/25ρΔ^	2,160,000	1,860,300
(Variable, ICE LIBOR USD 3M + 2.93%), 5.88%, 03/15/28ρ^	2,494,000	2,529,303
Bank of New York Mellon Corporation (The)
(Variable, ICE LIBOR USD 3M + 3.42%), 4.95%, 06/20/20ρ^	582,000	506,474
BioMarin Pharmaceutical, Inc.
0.60%, 08/01/24 CONVΔ	6,163,000	6,473,816
Blackline, Inc.
0.13%, 08/01/24 144A CONV	2,122,000	2,081,527
Blackstone Mortgage Trust, Inc. REIT
4.75%, 03/15/23 CONV	5,718,000	4,517,220
BofA Finance LLC
0.25%, 05/01/23 CONV	1,496,000	1,411,077
Booking Holdings, Inc.
0.35%, 06/15/20 CONV	1,998,000	2,217,638
Charles Schwab Corporation (The)
(Variable, ICE LIBOR USD 3M + 2.58%), 5.00%, 12/01/27ρΔ^	1,119,000	940,872
Chart Industries, Inc.
1.00%, 11/15/24 144A CONV	1,039,000	817,198
Chegg, Inc.
0.25%, 05/15/23 CONV	1,408,000	2,008,512
0.13%, 03/15/25 144A CONV	1,997,000	1,893,156
Citigroup, Inc.
(Variable, ICE LIBOR USD 3M + 4.07%), 5.95%, 01/30/23ρ^	2,288,000	2,218,239
(Variable, U.S. SOFR + 3.81%), 5.00%, 09/12/24ρ^	1,594,000	1,458,279
CONMED Corporation
2.63%, 02/01/24 CONV	1,491,000	1,387,619
Coupa Software, Inc.
0.13%, 06/15/25 144A CONV	2,295,000	2,541,427
DexCom, Inc.
0.75%, 12/01/23 CONV	2,314,000	4,051,003
DISH Network Corporation
3.38%, 08/15/26 CONV	7,474,000	6,086,463
DocuSign, Inc.
0.50%, 09/15/23 CONVΔ	1,616,000	2,278,030

See Notes to Schedules of Investments.

	Par	Value
Dominion Energy, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.99%), 4.65%, 12/15/24ρ^	$2,196,000	$1,966,946
Duke Energy Corporation
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.39%), 4.88%, 09/16/24ρΔ^	2,719,000	2,285,850
Enphase Energy, Inc.
0.25%, 03/01/25 144A CONV	1,624,000	1,298,360
Envestnet, Inc.
1.75%, 06/01/23 CONV	1,357,000	1,393,690
Etsy, Inc.
0.00%, 03/01/23Ω CONV	1,059,000	1,336,267
0.13%, 10/01/26 144A CONV	3,570,000	2,956,446
Euronet Worldwide, Inc.
0.75%, 03/15/49 CONVΔ	573,000	523,221
Exact Sciences Corporation
1.00%, 01/15/25 CONV	1,713,000	1,865,947
0.38%, 03/15/27 CONVΔ	2,352,000	1,987,965
Extra Space Storage LP REIT
3.13%, 10/01/35 144A CONV	2,629,000	2,911,617
FireEye, Inc.
0.88%, 06/01/24 CONV	2,642,000	2,232,490
Five9, Inc.
0.13%, 05/01/23 CONV	655,000	1,244,974
Fortive Corporation
0.88%, 02/15/22 CONV	2,703,000	2,518,858
FTI Consulting, Inc.
2.00%, 08/15/23 CONV	1,617,000	2,117,111
Greenbrier Cos., Inc. (The)
2.88%, 02/01/24 CONV	1,416,000	1,085,010
Guess?, Inc.
2.00%, 04/15/24 144A CONV	1,639,000	971,604
Herbalife Nutrition, Ltd.
2.63%, 03/15/24 CONV	2,089,000	1,682,355
IAC Financeco 3, Inc.
2.00%, 01/15/30 144A CONV	2,375,000	2,176,018
IAC FinanceCo, Inc.
0.88%, 10/01/22 144A CONV	250,000	321,676
IH Merger Sub LLC REIT
3.50%, 01/15/22 CONV	2,134,000	2,283,888
Illumina, Inc.
0.50%, 06/15/21 CONVΔ	620,000	760,394
0.00%, 08/15/23Ω CONVΔ	2,981,000	2,882,806
Insight Enterprises, Inc.
0.75%, 02/15/25 144A CONV	2,749,000	2,482,556
Insulet Corporation
1.38%, 11/15/24 CONV	2,000	3,684
	Par	Value
0.38%, 09/01/26 144A CONV	$3,103,000	$3,150,671
Integra LifeSciences Holdings Corporation
0.50%, 08/15/25 144A CONV	1,738,000	1,544,356
InterDigital, Inc.
2.00%, 06/01/24 144A CONV	1,374,000	1,264,973
Ionis Pharmaceuticals, Inc.
0.13%, 12/15/24 144A CONV	1,179,000	1,042,362
Ironwood Pharmaceuticals, Inc.
0.75%, 06/15/24 144A CONV	771,000	788,348
1.50%, 06/15/26 144A CONV	746,000	752,043
J2 Global, Inc.
1.75%, 11/01/26 144A CONV	792,000	726,660
3.25%, 06/15/29 CONV	983,000	1,203,496
Jazz Investments I, Ltd.
1.88%, 08/15/21 CONV	872,000	829,490
1.50%, 08/15/24 CONVΔ	3,835,000	3,367,028
JPMorgan Chase & Co.
(Variable, ICE LIBOR USD 3M + 3.47%), 5.24%, 07/30/20†ρ	1,397,000	1,249,623
(Variable, U.S. SOFR + 3.38%), 5.00%, 08/01/24ρ^	4,279,000	4,021,982
(Variable, U.S. SOFR + 3.13%), 4.60%, 02/01/25ρ^	1,886,000	1,652,985
KBR, Inc.
2.50%, 11/01/23 CONV	2,298,000	2,387,078
Liberty Interactive LLC
1.75%, 09/30/46 144A CONV	1,877,000	2,496,392
Liberty Media Corp-Liberty Formula One
1.00%, 01/30/23 CONV	1,231,000	1,164,767
Liberty Media Corporation
1.38%, 10/15/23 CONV	636,000	602,610
2.25%, 09/30/46 CONV	1,202,000	565,527
2.13%, 03/31/48 144A CONV	4,651,000	4,289,651
Live Nation Entertainment, Inc.
2.50%, 03/15/23 CONV	5,226,000	4,980,536
2.00%, 02/15/25 144A CONV	1,676,000	1,339,628
Lumentum Holdings, Inc.
0.25%, 03/15/24 CONV	596,000	806,412
0.50%, 12/15/26 144A CONV	3,147,000	3,209,940
Macquarie Infrastructure Corporation
2.00%, 10/01/23 CONV	2,384,000	1,913,160
Marriott Vacations Worldwide Corporation
1.50%, 09/15/22 CONV	5,020,000	3,930,675
See Notes to Schedules of Investments.

DEFENSIVE MARKET STRATEGIES® FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Meritor, Inc.
3.25%, 10/15/37 CONV	$5,381,000	$4,580,576
Microchip Technology, Inc.
1.63%, 02/15/25 CONV	922,000	1,338,628
1.63%, 02/15/27 CONV	8,494,000	8,738,998
Neurocrine Biosciences, Inc.
2.25%, 05/15/24 CONV	838,000	1,078,104
New Relic, Inc.
0.50%, 05/01/23 CONV	4,825,000	4,072,870
NextEra Energy Partners LP
1.50%, 09/15/20 144A CONV	2,707,000	2,682,425
Nice Systems, Inc.
1.25%, 01/15/24 CONV	482,000	851,634
Nuance Communications, Inc.
1.25%, 04/01/25 CONV	2,245,000	2,428,619
1.00%, 12/15/35 CONV	1,647,000	1,578,032
NuVasive, Inc.
2.25%, 03/15/21 CONV	557,000	585,311
0.38%, 03/15/25 144A CONV	2,714,000	2,309,259
Oil States International, Inc.
1.50%, 02/15/23 CONV	751,000	590,004
Okta, Inc.
0.13%, 09/01/25 144A CONV	3,437,000	3,297,372
ON Semiconductor Corporation
1.00%, 12/01/20 CONV	3,163,000	3,149,981
1.63%, 10/15/23 CONVΔ	2,836,000	2,823,873
OSI Systems, Inc.
1.25%, 09/01/22 CONV	983,000	911,143
Palo Alto Networks, Inc.
0.75%, 07/01/23 CONV	4,367,000	4,225,917
Pandora Media LLC
1.75%, 12/01/23 CONV	1,567,000	1,621,021
Pegasystems, Inc.
0.75%, 03/01/25 144A CONV	1,873,000	1,646,192
Plains All American Pipeline LP
(Variable, ICE LIBOR USD 3M + 4.11%), 6.13%, 11/15/22ρ^	2,368,000	1,188,132
Progressive Corporation (The)
(Variable, ICE LIBOR USD 3M + 2.54%), 5.38%, 03/15/23ρΔ^	603,000	510,747
Proofpoint, Inc.
0.25%, 08/15/24 144A CONV	2,444,000	2,300,415
Pure Storage, Inc.
0.13%, 04/15/23 CONV	3,012,000	2,608,673
Q2 Holdings, Inc.
0.75%, 06/01/26 144A CONV	1,069,000	957,661
Repligen Corporation
0.38%, 07/15/24 CONV	603,000	638,225
RH
1.14%, 06/15/23Ω CONV	1,277,000	1,031,381
	Par	Value
RingCentral, Inc.
0.00%, 03/15/23Ω CONV	$220,000	$576,798
0.00%, 03/01/25 144AΩ CONV	4,154,000	3,869,044
SailPoint Technologies Holding, Inc.
0.13%, 09/15/24 144A CONV	2,550,000	2,180,250
Silicon Laboratories, Inc.
1.38%, 03/01/22 CONV	3,880,000	4,307,210
Snap, Inc.
0.75%, 08/01/26 144A CONV	2,943,000	2,592,862
Splunk, Inc.
0.50%, 09/15/23 CONV	4,313,000	4,649,753
Square, Inc.
0.50%, 05/15/23 CONV	2,654,000	2,749,562
0.13%, 03/01/25 144A CONV	2,152,000	1,870,536
Starwood Property Trust, Inc. REIT
4.38%, 04/01/23 CONV	4,485,000	3,566,163
Supernus Pharmaceuticals, Inc.
0.63%, 04/01/23 CONV	1,385,000	1,119,052
Tabula Rasa HealthCare, Inc.
1.75%, 02/15/26 144A CONV	891,000	873,737
Teradyne, Inc.
1.25%, 12/15/23 CONV	1,371,000	2,457,517
Tesla, Inc.
1.25%, 03/01/21 CONV	855,000	1,315,843
Tutor Perini Corporation
2.88%, 06/15/21 CONVΔ	1,609,000	1,487,316
Twilio, Inc.
0.25%, 06/01/23 CONV	1,057,000	1,480,081
Twitter, Inc.
0.25%, 06/15/24 CONV	5,088,000	4,575,379
U.S. Bancorp
(Variable, ICE LIBOR USD 3M + 2.91%), 5.30%, 04/15/27ρ^	3,536,000	3,397,513
Verint Systems, Inc.
1.50%, 06/01/21 CONV	3,945,000	3,823,350
Vonage Holdings Corporation
1.75%, 06/01/24 144A CONV	755,000	612,903
Wayfair, Inc.
0.38%, 09/01/22 CONV	1,625,000	1,247,188
1.13%, 11/01/24 CONVΔ	509,000	349,249
1.00%, 08/15/26 144A CONV	1,992,000	1,159,062
Western Digital Corporation
1.50%, 02/01/24 CONV	1,930,000	1,688,411
Workday, Inc.
0.25%, 10/01/22 CONV	2,375,000	2,642,187
Workiva, Inc.
1.13%, 08/15/26 144A CONV	1,370,000	1,097,615
Wright Medical Group, Inc.
1.63%, 06/15/23 CONV	663,000	667,610

See Notes to Schedules of Investments.

	Par	Value
Zendesk, Inc.
0.25%, 03/15/23 CONV	$2,184,000	$2,588,358
Zillow Group, Inc.
1.50%, 07/01/23 CONV	1,910,000	1,619,198
0.75%, 09/01/24 144A CONV	2,045,000	2,081,717
Zynga, Inc.
0.25%, 06/01/24 144A CONV	3,224,000	3,314,370
Total Corporate Bonds (Cost $302,332,404)		279,511,586
FOREIGN BONDS — 1.7%
France — 1.0%
AXA SA
7.25%, 05/15/21 144A CONV	658,000	478,886
Cie Generale des Etablissements Michelin SCA
0.62%, 01/10/22Ω CONV	1,400,000	1,342,040
TOTAL SA
0.50%, 12/02/22 CONV	4,000,000	3,800,520
Valeo SA
1.05%, 06/16/21Ω CONV	2,200,000	2,076,063
Vinci SA
0.38%, 02/16/22 CONV	3,200,000	3,469,392
		11,166,901
Israel — 0.4%
CyberArk Software, Ltd.
0.00%, 11/15/24 144AΩ CONVΔ	2,075,000	1,808,095
Wix.com, Ltd.
0.00%, 07/01/23Ω CONVΔ	2,264,000	2,244,816
		4,052,911
Netherlands — 0.3%
STMicroelectronics NV
0.25%, 07/03/24 CONV	2,600,000	3,197,623
Total Foreign Bonds (Cost $19,272,580)		18,417,435

	Shares
EQUITY-LINKED SECURITIES — 1.2%
Berkshire Hathaway, Inc., Issued by Merrill Lynch & Co. C.V., Maturity Date 08/21/20 144A†††	8,900	1,606,094
Berkshire Hathaway, Inc., Issued by Wells Fargo Bank, N.A., Maturity Date 07/09/20 144A CONV†††	6,800	1,254,396
Berkshire Hathaway, Inc., Issued by Wells Fargo Bank, N.A., Maturity Date 07/30/20 144A CONV†††	7,900	1,461,105
Cerner Corporation, Issued by Credit Suisse AG, Maturity Date 04/20/20 144A†††	10,600	701,943
Cerner Corporation, Issued by Credit Suisse AG, Maturity Date 06/22/20 144A†††	9,000	583,488
Cerner Corporation, Issued by Merrill Lynch International & Co. CV, Maturity Date 05/29/20 144A†††	16,700	1,022,040
	Shares	Value
Cerner Corporation, Issued by Morgan Stanley BV, Maturity Date 04/28/20 144A†††	12,600	$844,011
Emerson Electric Co., Issued by Credit Suisse AG, Maturity Date 04/30/20 144A†††	7,300	338,589
Hologic, Inc., Issued by Morgan Stanley BV, Maturity Date 07/16/20 144A†††	6,200	216,628
Hologic, Inc., Issued by Royal Bank of Canada, Maturity Date 08/04/20 144A CONV	23,100	815,892
Martin Marietta Minerals, Inc., Issued by Citigroup Global Markets Holdings, Inc., Maturity Date 09/01/20 144A†††	4,005	737,340
Martin Marietta Minerals, Inc., Issued by Morgan Stanley BV, Maturity Date 09/14/20 144A†††	800	146,864
Martin Marietta Minerals, Inc., Issued by Royal Bank of Canada, Maturity Date 08/21/20 144A CONV	3,400	647,088
Raytheon Co., Issued by Goldman Sachs International, Maturity Date 08/31/20 144A†††	3,400	447,219
Raytheon Co., Issued by UBS AG, Maturity Date 06/24/20 144A†††	5,600	740,152
Schlumberger, Ltd., Issued by Citigroup Global Markets Holdings, Inc., Maturity Date 07/20/20 144A†††	27,000	384,210
Southwest Airlines Co., Issued by Royal Bank of Canada, Maturity Date 07/24/20 144A CONV†††	23,500	838,480
Total Equity-Linked Securities (Cost $16,969,860)		12,785,539
MONEY MARKET FUNDS — 4.2%
GuideStone Money Market Fund, 0.46% (Institutional Class)Ø∞	32,665,187	32,665,187
Northern Institutional Liquid Assets Portfolio (Shares), 0.71%Ø§	11,123,867	11,123,867
Northern Institutional U.S. Government Portfolio (Shares), 0.40%Ø	1,103,119	1,103,119
Total Money Market Funds (Cost $44,892,173)		44,892,173

	Par
U.S. TREASURY OBLIGATIONS — 20.3%
U.S. Treasury Bills
1.70%, 04/02/20Ω‡‡	$1,000,000	1,000,000
2.32%, 04/23/20Ω	28,225,000	28,224,629
1.87%, 07/16/20Ω	41,639,000	41,630,571
1.58%, 10/08/20Ω	37,970,000	37,953,417
U.S. Treasury Notes
1.50%, 06/15/20	26,044,000	26,119,752
1.38%, 08/31/20	34,300,000	34,483,559
1.38%, 10/31/20	30,957,300	31,181,620
See Notes to Schedules of Investments.

DEFENSIVE MARKET STRATEGIES® FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
2.00%, 11/30/20	$13,314,000	$13,486,406
Total U.S. Treasury Obligations (Cost $212,760,422)		214,079,954
TOTAL INVESTMENTS — 100.9% (Cost $1,068,366,452)		1,066,435,339

	Number of Contracts	Notional Amount
WRITTEN OPTIONS — (0.4)%
Call Options — (0.0)%
S&P 500®, Strike Price $500.00, Expires 04/20/20 (MSCS)	(1,033,836)	$(1,033,836)	(62,600)
S&P 500®, Strike Price $510.00, Expires 04/20/20 (MSCS)	(2,584,590)	(2,584,590)	(149,550)
S&P 500®, Strike Price $620.00, Expires 04/17/20 (MSCS)	(1,033,836)	(1,033,836)	(31,060)
S&P 500®, Strike Price $660.00, Expires 04/17/20 (MSCS)	(2,584,590)	(2,584,590)	(57,350)
S&P 500®, Strike Price $725.00, Expires 04/15/20 (MSCS)	(2,067,672)	(2,067,672)	(20,400)
S&P 500®, Strike Price $765.00, Expires 04/15/20 (MSCS)	(1,292,295)	(1,292,295)	(7,625)
S&P 500®, Strike Price $800.00, Expires 04/22/20 (MSCS)	(3,618,426)	(3,618,426)	(24,570)
S&P 500®, Strike Price $830.00, Expires 04/13/20 (MSCS)	(1,292,295)	(1,292,295)	(2,000)
S&P 500®, Strike Price $840.00, Expires 04/13/20 (MSCS)	(1,292,295)	(1,292,295)	(1,725)
S&P 500®, Strike Price $850.00, Expires 04/24/20 (MSCS)	(1,809,213)	(1,809,213)	(7,840)
S&P 500®, Strike Price $850.00, Expires 04/27/20 (MSCS)	(1,809,213)	(1,809,213)	(8,715)
S&P 500®, Strike Price $875.00, Expires 04/27/20 (MSCS)	(1,809,213)	(1,809,213)	(6,405)
S&P 500®, Strike Price $890.00, Expires 04/24/20 (MSCS)	(1,809,213)	(1,809,213)	(4,725)
			(384,565)
	Number of Contracts	Notional Amount	Value
Put Options — (0.4)%
S&P 500®, Strike Price $0.00, Expires 04/13/20 (MSCS)	(15,507,540)	$(15,507,540)	$(41,340)
S&P 500®, Strike Price $0.00, Expires 04/15/20 (MSCS)	(3,359,967)	(3,359,967)	(12,090)
S&P 500®, Strike Price $0.00, Expires 04/17/20 (MSCS)	(16,024,458)	(16,024,458)	(74,400)
S&P 500®, Strike Price $1.00, Expires 04/01/20 (MSCS)	(17,316,753)	(17,316,753)	(1,892,415)
S&P 500®, Strike Price $50.00, Expires 04/13/20 (MSCS)	(2,584,590)	(2,584,590)	(8,780)
S&P 500®, Strike Price $70.00, Expires 04/17/20 (MSCS)	(2,584,590)	(2,584,590)	(15,950)
S&P 500®, Strike Price $100.00, Expires 04/13/20 (MSCS)	(1,033,836)	(1,033,836)	(4,212)
S&P 500®, Strike Price $150.00, Expires 04/09/20 (MSCS)	(20,159,802)	(20,159,802)	(88,140)
S&P 500®, Strike Price $150.00, Expires 04/22/20 (MSCS)	(1,550,754)	(1,550,754)	(16,770)
S&P 500®, Strike Price $175.00, Expires 04/22/20 (MSCS)	(1,292,295)	(1,292,295)	(15,325)
S&P 500®, Strike Price $175.00, Expires 04/24/20 (MSCS)	(6,978,393)	(6,978,393)	(92,070)
S&P 500®, Strike Price $190.00, Expires 04/22/20 (MSCS)	(15,507,540)	(15,507,540)	(194,100)
S&P 500®, Strike Price $220.00, Expires 04/24/20 (MSCS)	(10,596,819)	(10,596,819)	(163,590)
S&P 500®, Strike Price $250.00, Expires 04/27/20 (MSCS)	(11,372,196)	(11,372,196)	(206,096)
S&P 500®, Strike Price $275.00, Expires 04/27/20 (MSCS)	(6,719,934)	(6,719,934)	(132,080)

See Notes to Schedules of Investments.

	Number of Contracts	Notional Amount	Value
S&P 500®, Strike Price $400.00, Expires 04/08/20 (MSCS)	(19,901,343)	$(19,901,343)	$(255,255)
S&P 500®, Strike Price $425.00, Expires 04/06/20 (MSCS)	(20,159,802)	(20,159,802)	(209,820)
S&P 500®, Strike Price $585.00, Expires 04/03/20 (MSCS)	(20,159,802)	(20,159,802)	(486,330)
S&P 500®, Strike Price $900.00, Expires 04/15/20 (MSCS)	(3,101,508)	(3,101,508)	(7,020)
S&P 500®, Strike Price $925.00, Expires 04/20/20 (MSCS)	(18,867,507)	(18,867,507)	(71,540)
	Number of Contracts	Notional Amount	Value
S&P 500®, Strike Price $950.00, Expires 04/15/20 (MSCS)	(8,270,688)	$(8,270,688)	$(23,520)
			(4,010,843)
Total Written Options (Premiums received $(5,273,616))			(4,395,408)
Liabilities in Excess of Other Assets — (0.5)%			(5,507,269)
NET ASSETS — 100.0%			$1,056,532,662
Futures Contracts outstanding at March 31, 2020:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
S&P 500® E-Mini	06/2020	(115)	$(19,915,175)	$(876,864)
Forward Foreign Currency Contracts outstanding at March 31, 2020:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/30/20	Euro	2,017,099	U.S. Dollars	2,167,794	CS	$64,613
06/30/20	Swiss Francs	771,018	U.S. Dollars	790,355	UBS	14,142
06/30/20	Japanese Yen	27,795,280	U.S. Dollars	253,535	BOA	5,966
06/30/20	U.S. Dollars	468,960	Swiss Francs	446,283	UBS	3,298
06/30/20	U.S. Dollars	261,335	Japanese Yen	27,795,280	BOA	1,834
Subtotal Appreciation						$89,853
06/30/20	Euro	415,001	U.S. Dollars	459,592	CS	$(292)
06/30/20	U.S. Dollars	1,421,371	British Pounds	1,167,840	JPM	(31,405)
06/30/20	U.S. Dollars	12,296,527	Swiss Francs	11,909,642	UBS	(130,259)
06/30/20	U.S. Dollars	11,912,340	Euro	10,949,244	CS	(205,652)
Subtotal Depreciation						$(367,608)
Total Forward Foreign Currency Contracts outstanding at March 31, 2020						$(277,755)
See Notes to Schedules of Investments.

DEFENSIVE MARKET STRATEGIES® FUND
SCHEDULE OF INVESTMENTS (Continued)
VALUATION HIERARCHY
The following is a summary of the inputs used, as of March 31, 2020, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$422,574,387	$422,574,387	$—	$—
Corporate Bonds	279,511,586	—	279,511,586	—
Equity-Linked Securities	12,785,539	—	1,462,980	11,322,559
Foreign Bonds	18,417,435	—	18,417,435	—
Foreign Common Stocks:
France	4,429,844	—	4,429,844	—
Netherlands	6,177,995	229,986	5,948,009	—
Switzerland	20,912,223	7,478,044	13,434,179	—
Other^^	21,031,673	21,031,673	—	—
Total Foreign Common Stocks	52,551,735	28,739,703	23,812,032	—
Money Market Funds	44,892,173	44,892,173	—	—
Mutual Funds	12,138,838	12,138,838	—	—
Preferred Stocks	9,483,692	9,483,692	—	—
U.S. Treasury Obligations	214,079,954	—	214,079,954	—
Total Assets - Investments in Securities	$1,066,435,339	$517,828,793	$537,283,987	$11,322,559
Other Financial Instruments***
Forward Foreign Currency Contracts	$89,853	$—	$89,853	$—
Total Assets - Other Financial Instruments	$89,853	$ —	$89,853	$ —
Liabilities:
Investments in Securities:
Written Options:
Call Options	$(384,565)	$(384,565)	$—	$—
Put Options	(4,010,843)	(4,010,843)	—	—
Total Written Options	(4,395,408)	(4,395,408)	—	—
Total Liabilities - Investments in Securities	$(4,395,408)	$(4,395,408)	$ —	$ —
Other Financial Instruments***
Forward Foreign Currency Contracts	$(367,608)	$—	$(367,608)	$—
Futures Contracts	(876,864)	(876,864)	—	—
Total Liabilities - Other Financial Instruments	$(1,244,472)	$(876,864)	$(367,608)	$ —

^^	Classifications as defined in the Schedule of Investments.
***	Other financial instruments are derivative instruments, such as futures contracts and forwards contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" and "Forwards Foreign Currency Contracts outstanding" disclosures.
There were no transfers to or from Level 3 during the period ended March 31, 2020.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended March 31, 2020.

See Notes to Schedules of Investments.

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)
	Shares	Value
COMMON STOCKS — 91.7%
Communication Services — 10.3%
Activision Blizzard, Inc.	58,450	$3,476,606
Alphabet, Inc. Class A*	22,635	26,300,738
Alphabet, Inc. Class C*	24,147	28,078,373
AT&T, Inc.	580,816	16,930,787
CenturyLink, Inc.Δ	121,774	1,151,982
Charter Communications, Inc. Class A*	13,277	5,792,888
Comcast Corporation Class A	365,905	12,579,814
Discovery, Inc. Class AΔ*	27,796	540,354
Discovery, Inc. Class CΔ*	15,921	279,254
DISH Network Corporation Class AΔ*	18,408	367,976
Electronic Arts, Inc.*	25,211	2,525,386
Facebook, Inc. Class A*	187,870	31,336,716
Fox Corporation Class A	31,129	735,578
Fox Corporation Class B	9,099	208,185
Interpublic Group of Cos., Inc. (The)	47,139	763,181
Live Nation Entertainment, Inc.Δ*	10,940	497,333
Netflix, Inc.*	34,494	12,952,497
News Corporation Class A	13,865	124,438
News Corporation Class BΔ	13,984	125,716
Omnicom Group, Inc.	24,095	1,322,816
Take-Two Interactive Software, Inc.*	10,102	1,198,198
T-Mobile US, Inc.*	23,800	1,996,820
Twitter, Inc.*	52,713	1,294,631
Verizon Communications, Inc.	331,314	17,801,501
ViacomCBS, Inc. Class BΔ	34,540	483,905
Walt Disney Co. (The)	142,641	13,779,121
		182,644,794
Consumer Discretionary — 9.1%
Advance Auto Parts, Inc.	6,948	648,387
Amazon.com, Inc.*	32,591	63,543,325
AutoZone, Inc.*	2,011	1,701,306
Best Buy Co., Inc.	15,833	902,481
Booking Holdings, Inc.*	3,419	4,599,649
BorgWarner, Inc.	6,279	153,019
Capri Holdings, Ltd.*	14,032	151,405
CarMax, Inc.Δ*	16,274	876,029
Carnival CorporationΔ	37,542	494,428
Chipotle Mexican Grill, Inc.*	1,816	1,188,390
D.R. Horton, Inc.	20,166	685,644
Darden Restaurants, Inc.	9,727	529,732
Dollar General Corporation	23,558	3,557,494
Dollar Tree, Inc.*	18,243	1,340,313
eBay, Inc.	59,500	1,788,570
Expedia Group, Inc.	10,462	588,697
Ford Motor Co.Δ	395,246	1,909,038
Gap, Inc. (The)Δ	36,887	259,684
General Motors Co.	106,950	2,222,421
Genuine Parts Co.	12,313	829,034
H&R Block, Inc.Δ	32,961	464,091
Hanesbrands, Inc.Δ	14,216	111,880
Harley-Davidson, Inc.Δ	8,982	170,029
Hasbro, Inc.	10,784	771,595
Hilton Worldwide Holdings, Inc.	25,822	1,762,093
	Shares	Value
Home Depot, Inc. (The)	82,780	$15,455,854
Kohl’s CorporationΔ	15,822	230,843
L Brands, Inc.Δ	34,382	397,456
Leggett & Platt, Inc.	4,991	133,160
Lennar Corporation Class A	21,185	809,267
LKQ Corporation*	18,658	382,676
Lowe’s Cos., Inc.	58,190	5,007,249
Macy’s, Inc.Δ	57,763	283,616
Marriott International, Inc. Class A	24,143	1,806,138
McDonald’s Corporation	61,562	10,179,277
Mohawk Industries, Inc.*	2,387	181,985
Newell Brands, Inc.	39,118	519,487
NIKE, Inc. Class B	94,490	7,818,103
Nordstrom, Inc.Δ	18,747	287,579
Norwegian Cruise Line Holdings, Ltd.Δ*	15,478	169,639
NVR, Inc.*	266	683,383
O’Reilly Automotive, Inc.*	5,716	1,720,802
PulteGroup, Inc.	11,415	254,783
PVH Corporation	2,959	111,377
Ralph Lauren CorporationΔ	2,058	137,536
Ross Stores, Inc.	25,592	2,225,736
Royal Caribbean Cruises, Ltd.Δ	15,182	488,405
Starbucks Corporation	94,517	6,213,548
Tapestry, Inc.	24,199	313,377
Target Corporation	41,380	3,847,099
Tiffany & Co.	9,641	1,248,509
TJX Cos., Inc. (The)	90,590	4,331,108
Tractor Supply Co.	7,490	633,280
Ulta Beauty, Inc.*	3,840	674,688
Under Armour, Inc. Class AΔ*	20,379	187,691
Under Armour, Inc. Class C*	9,410	75,845
VF Corporation	27,573	1,491,148
Whirlpool CorporationΔ	2,806	240,755
Yum! Brands, Inc.	25,974	1,779,998
		161,570,131
Consumer Staples — 7.4%
Archer-Daniels-Midland Co.	58,262	2,049,657
Campbell Soup Co.Δ	28,952	1,336,424
Church & Dwight Co., Inc.	27,416	1,759,559
Clorox Co. (The)	12,213	2,115,902
Coca-Cola Co. (The)	369,705	16,359,446
Colgate-Palmolive Co.	85,113	5,648,099
Conagra Brands, Inc.	41,499	1,217,581
Costco Wholesale Corporation	33,471	9,543,586
Coty, Inc. Class AΔ	45,699	235,807
Estee Lauder Cos., Inc. (The) Class A	18,085	2,881,664
General Mills, Inc.	62,909	3,319,708
Hershey Co. (The)	15,496	2,053,220
Hormel Foods CorporationΔ	43,964	2,050,481
J.M. Smucker Co. (The)	15,075	1,673,325
Kellogg Co.	29,100	1,745,709
Kimberly-Clark Corporation	31,736	4,058,082
Kraft Heinz Co. (The)	75,933	1,878,583
Kroger Co. (The)	64,489	1,942,409
Lamb Weston Holdings, Inc.	17,029	972,356

See Notes to Schedules of Investments.

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
McCormick & Co., Inc. (Non-Voting Shares)	12,700	$1,793,367
Mondelez International, Inc. Class A	133,352	6,678,268
Monster Beverage Corporation*	46,680	2,626,217
PepsiCo, Inc.	130,365	15,656,837
Procter & Gamble Co. (The)	206,021	22,662,310
Sysco Corporation	37,870	1,728,008
Tyson Foods, Inc. Class A	35,391	2,048,077
Walgreens Boots Alliance, Inc.	61,239	2,801,684
Walmart, Inc.	111,926	12,717,032
		131,553,398
Energy — 2.4%
Apache CorporationΔ	23,559	98,477
Archrock, Inc.	13	49
Baker Hughes Co.	33,215	348,757
Cabot Oil & Gas Corporation	29,892	513,843
Chevron Corporation	148,265	10,743,282
Concho Resources, Inc.	15,869	679,987
ConocoPhillips	89,387	2,753,119
Devon Energy Corporation	38,557	266,429
Diamondback Energy, Inc.	10,890	285,318
EOG Resources, Inc.	40,407	1,451,419
Exterran Corporation*	6	29
Exxon Mobil Corporation	332,330	12,618,570
Halliburton Co.	74,621	511,154
Helmerich & Payne, Inc.Δ	4,961	77,640
Hess CorporationΔ	18,891	629,070
HollyFrontier Corporation	10,771	263,997
Kinder Morgan, Inc.	146,006	2,032,403
Marathon Oil CorporationΔ	69,854	229,820
Marathon Petroleum Corporation	50,234	1,186,527
National Oilwell Varco, Inc.	32,684	321,284
Noble Energy, Inc.	40,915	247,127
Occidental Petroleum CorporationΔ	79,090	915,862
ONEOK, Inc.	35,809	780,994
Phillips 66	31,961	1,714,708
Pioneer Natural Resources Co.	11,479	805,252
Valero Energy Corporation	31,110	1,411,150
Williams Cos., Inc. (The)	96,309	1,362,772
		42,249,039
Financials — 9.9%
Aflac, Inc.	66,659	2,282,404
Allstate Corporation (The)	28,840	2,645,493
American Express Co.	47,721	4,085,395
American International Group, Inc.	67,569	1,638,548
Ameriprise Financial, Inc.	10,894	1,116,417
Arthur J. Gallagher & Co.	15,093	1,230,230
Assurant, Inc.	2,341	243,675
Bank of America Corporation	683,906	14,519,324
Bank of New York Mellon Corporation (The)	72,967	2,457,529
Berkshire Hathaway, Inc. Class B*	156,738	28,656,409
BlackRock, Inc.	9,421	4,144,957
Capital One Financial Corporation	34,907	1,760,011
Cboe Global Markets, Inc.	8,664	773,262
Charles Schwab Corporation (The)	92,054	3,094,855
Cincinnati Financial Corporation	10,988	829,045
	Shares	Value
Citigroup, Inc.	179,525	$7,561,593
Citizens Financial Group, Inc.	37,570	706,692
CME Group, Inc.	28,081	4,855,486
Comerica, Inc.	10,547	309,449
Discover Financial Services	17,665	630,111
E*TRADE Financial Corporation	10,478	359,605
Everest Re Group, Ltd.	3,173	610,549
Fifth Third Bancorp	52,084	773,447
First Republic Bank	11,885	977,898
Franklin Resources, Inc.Δ	23,495	392,132
Globe Life, Inc.	4,186	301,266
Goldman Sachs Group, Inc. (The)	27,330	4,224,945
Hartford Financial Services Group, Inc. (The)	28,747	1,013,044
Huntington Bancshares, Inc.	83,830	688,244
Intercontinental Exchange, Inc.	43,068	3,477,741
Invesco, Ltd.Δ	43,478	394,780
JPMorgan Chase & Co.	250,114	22,517,763
KeyCorp	64,549	669,373
Lincoln National Corporation	19,455	512,056
Loews Corporation	12,502	435,445
M&T Bank Corporation	10,059	1,040,402
MarketAxess Holdings, Inc.	2,840	944,499
Marsh & McLennan Cos., Inc.	39,915	3,451,051
MetLife, Inc.	79,589	2,433,036
Moody’s Corporation	11,483	2,428,654
Morgan Stanley	104,741	3,561,194
MSCI, Inc.	5,076	1,466,761
Nasdaq, Inc.	9,140	867,843
Northern Trust Corporation	16,617	1,253,919
People’s United Financial, Inc.Δ	11,480	126,854
PNC Financial Services Group, Inc. (The)	34,137	3,267,594
Principal Financial Group, Inc.	22,421	702,674
Progressive Corporation (The)	45,104	3,330,479
Prudential Financial, Inc.	36,128	1,883,714
Raymond James Financial, Inc.	9,228	583,210
Regions Financial Corporation	83,579	749,704
S&P Global, Inc.	17,423	4,269,506
State Street Corporation	30,870	1,644,445
SVB Financial Group*	2,215	334,642
Synchrony Financial	55,655	895,489
T. Rowe Price Group, Inc.	15,490	1,512,599
Travelers Cos., Inc. (The)	21,004	2,086,747
Truist Financial Corporation	104,234	3,214,577
U.S. Bancorp	117,801	4,058,244
Unum Group	8,642	129,716
W.R. Berkley Corporation	11,267	587,799
Wells Fargo & Co.	318,305	9,135,353
Zions Bancorp NAΔ	7,446	199,255
		177,049,133
Health Care — 13.7%
Abbott Laboratories	143,145	11,295,572
ABIOMED, Inc.*	6,766	982,153
Agilent Technologies, Inc.	32,843	2,352,216
Alexion Pharmaceuticals, Inc.*	24,651	2,213,413
Align Technology, Inc.*	8,080	1,405,516

See Notes to Schedules of Investments.

	Shares	Value
Amgen, Inc.	55,832	$11,318,821
Anthem, Inc.	21,194	4,811,886
Baxter International, Inc.	41,154	3,341,293
Becton, Dickinson and Co.	21,279	4,889,276
Biogen, Inc.*	18,945	5,993,819
Boston Scientific Corporation*	120,221	3,922,811
Bristol-Myers Squibb Co.	237,755	13,252,464
Cardinal Health, Inc.	27,527	1,319,644
Centene Corporation*	58,326	3,465,148
Cerner Corporation	28,126	1,771,657
Cigna Corporation	29,323	5,195,449
CVS Health Corporation	104,298	6,188,000
Danaher Corporation	49,319	6,826,243
DaVita, Inc.*	13,768	1,047,194
DENTSPLY SIRONA, Inc.	26,241	1,018,938
Edwards Lifesciences Corporation*	19,109	3,604,340
Eli Lilly & Co.	106,010	14,705,707
Gilead Sciences, Inc.	142,431	10,648,142
HCA Healthcare, Inc.	23,088	2,074,457
Henry Schein, Inc.*	11,738	593,004
Hologic, Inc.*	29,305	1,028,605
Humana, Inc.	11,904	3,738,094
IDEXX Laboratories, Inc.*	8,626	2,089,562
Illumina, Inc.*	12,688	3,465,347
Incyte Corporation*	27,837	2,038,503
Intuitive Surgical, Inc.*	9,533	4,720,837
IQVIA Holdings, Inc.*	15,811	1,705,374
Johnson & Johnson	236,810	31,052,895
Laboratory Corporation of America Holdings*	7,436	939,836
McKesson Corporation	16,930	2,289,952
Mettler-Toledo International, Inc.*	2,501	1,726,965
PerkinElmer, Inc.	11,320	852,170
Quest Diagnostics, Inc.	16,017	1,286,165
Regeneron Pharmaceuticals, Inc.*	9,873	4,820,887
ResMed, Inc.	11,820	1,740,968
Stryker Corporation	26,037	4,334,900
Teleflex, Inc.	4,060	1,189,012
Thermo Fisher Scientific, Inc.	34,174	9,691,746
UnitedHealth Group, Inc.	74,142	18,489,532
Universal Health Services, Inc. Class B	9,989	989,710
Varian Medical Systems, Inc.*	9,565	981,943
Vertex Pharmaceuticals, Inc.*	29,389	6,993,113
Waters CorporationΔ*	6,921	1,259,968
Zimmer Biomet Holdings, Inc.	21,341	2,157,148
Zoetis, Inc.	78,966	9,293,509
		243,113,904
Industrials — 7.3%
3M Co.	48,160	6,574,322
A.O. Smith CorporationΔ	16,217	613,165
Alaska Air Group, Inc.	10,021	285,298
American Airlines Group, Inc.Δ	38,478	469,047
AMETEK, Inc.	16,745	1,205,975
Arconic, Inc.	16,474	264,572
Boeing Co. (The)	41,191	6,143,226
	Shares	Value
C.H. Robinson Worldwide, Inc.Δ	12,459	$824,786
Caterpillar, Inc.	44,540	5,168,422
Cintas Corporation	6,438	1,115,190
Copart, Inc.*	11,178	765,917
CSX Corporation	65,253	3,738,997
Cummins, Inc.	10,680	1,445,218
Deere & Co.	24,563	3,393,624
Delta Air Lines, Inc.	56,365	1,608,093
Dover Corporation	13,712	1,150,985
Emerson Electric Co.	55,944	2,665,732
Equifax, Inc.	8,312	992,868
Expeditors International of Washington, Inc.	6,818	454,897
Fastenal Co.	36,004	1,125,125
FedEx Corporation	21,581	2,616,912
Flowserve Corporation	4,858	116,058
Fortive Corporation	28,093	1,550,453
Fortune Brands Home & Security, Inc.	18,870	816,127
General Dynamics Corporation	20,407	2,700,050
General Electric Co.	659,185	5,233,929
Honeywell International, Inc.	55,553	7,432,436
Huntington Ingalls Industries, Inc.	2,805	511,099
IDEX Corporation	5,716	789,437
IHS Markit, Ltd.	29,494	1,769,640
Illinois ToolWorks, Inc.	22,337	3,174,534
Ingersoll Rand, Inc.*	14,300	354,640
J.B. Hunt Transport Services, Inc.	3,269	301,500
Jacobs Engineering Group, Inc.	4,647	368,368
Kansas City Southern	10,006	1,272,563
L3Harris Technologies, Inc.	16,801	3,026,196
Lockheed Martin Corporation	19,185	6,502,756
Masco Corporation	31,887	1,102,334
Norfolk Southern Corporation	19,839	2,896,494
Northrop Grumman Corporation	12,728	3,850,856
Old Dominion Freight Line, Inc.	7,428	974,999
PACCAR, Inc.	22,794	1,393,397
Parker-Hannifin CorporationΔ	8,815	1,143,570
Quanta Services, Inc.	5,431	172,326
Raytheon Co.	22,977	3,013,434
Republic Services, Inc.	19,655	1,475,304
Robert Half International, Inc.	4,920	185,730
Rockwell Automation, Inc.	8,494	1,281,830
Rollins, Inc.Δ	14,250	514,995
Roper Technologies, Inc.	6,043	1,884,268
Snap-on, Inc.Δ	5,899	641,929
Southwest Airlines Co.Δ	36,781	1,309,771
Stanley Black & Decker, Inc.	10,352	1,035,200
Textron, Inc.	19,700	525,399
TransDigm Group, Inc.Δ	3,870	1,239,135
Union Pacific Corporation	55,813	7,871,865
United Airlines Holdings, Inc.*	19,397	611,975
United Parcel Service, Inc. Class B	50,421	4,710,330
United Rentals, Inc.Δ*	7,513	773,088
United Technologies Corporation	63,362	5,976,937
Verisk Analytics, Inc.	12,729	1,774,168
W.W. Grainger, Inc.	3,321	825,268
See Notes to Schedules of Investments.

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Waste Management, Inc.	33,085	$3,062,348
Westinghouse Air Brake Technologies Corporation	11,295	543,628
Xylem, Inc.	9,669	629,742
		129,962,477
Information Technology — 23.4%
Adobe, Inc.*	36,755	11,696,911
Advanced Micro Devices, Inc.*	82,934	3,771,838
Akamai Technologies, Inc.*	6,606	604,383
Alliance Data Systems Corporation	2,399	80,726
Amphenol Corporation Class A	18,535	1,350,831
Analog Devices, Inc.	29,267	2,623,787
ANSYS, Inc.*	9,168	2,131,285
Apple, Inc.	334,672	85,103,743
Applied Materials, Inc.	77,376	3,545,368
Arista Networks, Inc.*	4,638	939,427
Autodesk, Inc.*	15,847	2,473,717
Automatic Data Processing, Inc.	33,997	4,646,710
Broadcom, Inc.	31,170	7,390,407
Broadridge Financial Solutions, Inc.	6,807	645,508
Cadence Design Systems, Inc.*	14,000	924,560
CDW Corporation	11,000	1,025,970
Cisco Systems, Inc.	338,843	13,319,918
Citrix Systems, Inc.	9,508	1,345,857
Cognizant Technology Solutions Corporation Class A	43,559	2,024,187
Corning, Inc.Δ	59,799	1,228,271
DXC Technology Co.	18,725	244,361
F5 Networks, Inc.*	2,480	264,442
Fidelity National Information Services, Inc.	47,995	5,838,112
Fiserv, Inc.*	43,328	4,115,727
FleetCor Technologies, Inc.Δ*	6,254	1,166,621
FLIR Systems, Inc.	5,180	165,190
Fortinet, Inc.*	9,885	1,000,065
Gartner, Inc.Δ*	5,295	527,223
Global Payments, Inc.	22,769	3,283,973
Hewlett Packard Enterprise Co.	113,804	1,105,037
HP, Inc.	132,336	2,297,353
Intel Corporation	342,984	18,562,294
International Business Machines Corporation	72,240	8,013,583
Intuit, Inc.	19,008	4,371,840
Jack Henry & Associates, Inc.	5,530	858,477
Juniper Networks, Inc.	15,019	287,464
Keysight Technologies, Inc.*	13,420	1,122,986
KLA Corporation	11,211	1,611,469
Lam Research Corporation	10,705	2,569,200
Leidos Holdings, Inc.	10,893	998,343
Mastercard, Inc. Class A	68,771	16,612,323
Maxim Integrated Products, Inc.	19,970	970,742
Microchip Technology, Inc.Δ	16,977	1,151,041
Micron Technology, Inc.*	84,017	3,533,755
Microsoft Corporation	599,094	94,483,115
Motorola Solutions, Inc.	13,048	1,734,340
NetApp, Inc.	21,788	908,342
NortonLifeLock, Inc.	47,298	884,946
NVIDIA Corporation	46,907	12,364,685
	Shares	Value
Oracle Corporation	205,823	$9,947,426
Paychex, Inc.	27,668	1,740,871
Paycom Software, Inc.Δ*	3,850	777,739
PayPal Holdings, Inc.*	89,390	8,558,199
Qorvo, Inc.*	4,807	387,588
QUALCOMM, Inc.	91,816	6,211,352
salesforce.com, Inc.*	68,199	9,819,292
ServiceNow, Inc.*	14,510	4,158,276
Skyworks Solutions, Inc.	15,074	1,347,314
Synopsys, Inc.*	15,492	1,995,215
Texas Instruments, Inc.	69,952	6,990,303
VeriSign, Inc.*	7,867	1,416,768
Visa, Inc. Class AΔ	132,519	21,351,461
Western Digital Corporation	24,973	1,039,376
Western Union Co. (The)Δ	39,393	714,195
Xerox Holdings Corporation	11,464	217,128
Xilinx, Inc.	18,364	1,431,290
Zebra Technologies Corporation Class A*	4,187	768,733
		416,792,979
Materials — 1.8%
Air Products & Chemicals, Inc.	16,602	3,313,925
Albemarle CorporationΔ	5,038	283,992
Avery Dennison Corporation	3,272	333,319
Ball Corporation	26,240	1,696,678
Celanese Corporation	9,582	703,223
CF Industries Holdings, Inc.	17,082	464,630
Corteva, Inc.	55,219	1,297,646
Dow, Inc.	55,219	1,614,604
DuPont de Nemours, Inc.	62,802	2,141,548
Eastman Chemical Co.	14,389	670,240
Ecolab, Inc.	18,944	2,952,043
FMC Corporation	5,397	440,881
Freeport-McMoRan, Inc.Δ	112,863	761,825
International Flavors & Fragrances, Inc.Δ	8,221	839,200
International Paper Co.	43,581	1,356,676
Martin Marietta Materials, Inc.	5,969	1,129,514
Mosaic Co. (The)	26,057	281,937
Newmont Corporation	67,991	3,078,632
Nucor Corporation	32,443	1,168,597
Packaging Corporation of America	6,567	570,213
PPG Industries, Inc.	18,443	1,541,835
Sealed Air Corporation	10,710	264,644
Sherwin-Williams Co. (The)	6,348	2,917,033
Vulcan Materials Co.	11,222	1,212,762
Westrock Co.	21,818	616,577
		31,652,174
Real Estate — 2.8%
Alexandria Real Estate Equities, Inc. REIT	4,819	660,492
American Tower Corporation REIT	34,001	7,403,718
Apartment Investment & Management Co. Class A REIT	5,953	209,248
AvalonBay Communities, Inc. REIT	11,730	1,726,304
Boston Properties, Inc. REIT	11,272	1,039,617
CBRE Group, Inc. Class A*	26,915	1,014,965

See Notes to Schedules of Investments.

	Shares	Value
Crown Castle International Corporation REIT	32,487	$4,691,123
Digital Realty Trust, Inc. REITΔ	16,030	2,226,727
Duke Realty Corporation REIT	32,547	1,053,872
Equinix, Inc. REIT	6,095	3,806,754
Equity Residential REIT	36,341	2,242,603
Essex Property Trust, Inc. REIT	5,627	1,239,290
Extra Space Storage, Inc. REIT	8,534	817,216
Federal Realty Investment Trust REIT	2,600	193,986
Healthpeak Properties, Inc. REIT	46,597	1,111,338
Host Hotels & Resorts, Inc. REITΔ	47,435	523,682
Iron Mountain, Inc. REITΔ	32,755	779,569
Kimco Realty Corporation REIT	56,971	550,910
Mid-America Apartment Communities, Inc. REIT	7,607	783,749
Prologis, Inc. REIT	48,593	3,905,419
Public Storage REIT	13,141	2,609,934
Realty Income Corporation REIT	28,647	1,428,339
Regency Centers Corporation REIT	15,104	580,447
SBA Communications Corporation REIT	9,082	2,451,868
Simon Property Group, Inc. REIT	28,493	1,563,126
SL Green Realty Corporation REITΔ	7,249	312,432
UDR, Inc. REIT	16,995	620,997
Ventas, Inc. REIT	33,547	899,060
Vornado Realty Trust REIT	15,993	579,107
Welltower, Inc. REIT	31,626	1,447,838
Weyerhaeuser Co. REIT	66,786	1,132,023
		49,605,753
Utilities — 3.6%
AES Corporation	56,201	764,334
Alliant Energy Corporation	6,500	313,885
Ameren Corporation	19,884	1,448,152
American Electric Power Co., Inc.	43,060	3,443,939
American Water Works Co., Inc.	20,418	2,441,176
Atmos Energy Corporation	8,640	857,347
CenterPoint Energy, Inc.	50,231	776,069
CMS Energy Corporation	24,417	1,434,499
Consolidated Edison, Inc.	33,879	2,642,562
Dominion Energy, Inc.	82,303	5,941,453
DTE Energy Co.	20,230	1,921,243
Duke Energy Corporation	63,450	5,131,836
Edison International	25,039	1,371,887
Entergy Corporation	11,610	1,090,992
Evergy, Inc.	17,247	949,447
Eversource Energy	22,827	1,785,300
Exelon Corporation	79,694	2,933,536
FirstEnergy Corporation	37,260	1,493,008
NextEra Energy, Inc.	39,437	9,489,331
NiSource, Inc.	23,079	576,283
NRG Energy, Inc.	19,377	528,217
Pinnacle West Capital Corporation	4,108	311,345
PPL Corporation	73,784	1,820,989
Public Service Enterprise Group, Inc.	46,751	2,099,587
	Shares	Value
Sempra Energy	20,984	$2,370,982
Southern Co. (The)	81,308	4,402,015
WEC Energy Group, Inc.Δ	32,075	2,826,770
Xcel Energy, Inc.	35,982	2,169,715
		63,335,899
Total Common Stocks (Cost $1,396,157,876)		1,629,529,681
FOREIGN COMMON STOCKS — 2.9%
Curacao — 0.1%
Schlumberger, Ltd.	121,737	1,642,232
Ireland — 2.0%
Accenture PLC Class A	48,630	7,939,334
Allegion PLC	11,277	1,037,710
Eaton Corporation PLC	34,612	2,689,006
Johnson Controls International PLC	75,803	2,043,649
Linde PLC	42,397	7,334,681
Medtronic PLCΔ	104,997	9,468,629
Pentair PLC	6,692	199,154
Seagate Technology PLCΔ	24,342	1,187,890
STERIS PLC	6,583	921,422
Trane Technologies PLC	16,206	1,338,453
Willis Towers Watson PLCΔ	8,889	1,509,797
		35,669,725
Jersey — 0.1%
Amcor PLCΔ	120,129	975,448
Aptiv PLC	15,022	739,683
		1,715,131
Netherlands — 0.1%
LyondellBasell Industries NV Class A	27,312	1,355,495
Mylan NV*	84,301	1,256,928
		2,612,423
Switzerland — 0.4%
Chubb, Ltd.	35,583	3,974,265
Garmin, Ltd.	8,253	618,645
TE Connectivity, Ltd.	28,610	1,801,858
		6,394,768
United Kingdom — 0.2%
Aon PLCΔ	19,060	3,145,662
Nielsen Holdings PLC	40,749	510,993
TechnipFMC PLC	23,072	155,505
		3,812,160
Total Foreign Common Stocks (Cost $58,631,710)		51,846,439
MONEY MARKET FUNDS — 5.0%
GuideStone Money Market Fund, 0.46% (Institutional Class)Ø∞	87,384,309	87,384,309
See Notes to Schedules of Investments.

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Northern Institutional Liquid Assets Portfolio (Shares), 0.71%Ø§	1,704,921	$1,704,921
Total Money Market Funds (Cost $89,089,230)		89,089,230

	Par
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
1.52%, 05/07/20Ω‡‡ (Cost $1,298,016)	$1,300,000	1,299,930
TOTAL INVESTMENTS — 99.7% (Cost $1,545,176,832)		1,771,765,280
Other Assets in Excess of Liabilities — 0.3%		5,735,790
NET ASSETS — 100.0%		$1,777,501,070
Futures Contracts outstanding at March 31, 2020:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
S&P 500® E-Mini	06/2020	700	$89,939,500	$2,716,106
VALUATION HIERARCHY
The following is a summary of the inputs used, as of March 31, 2020, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$1,629,529,681	$1,629,529,681	$—	$—
Foreign Common Stocks	51,846,439	51,846,439	—	—
Money Market Funds	89,089,230	89,089,230	—	—
U.S. Treasury Obligation	1,299,930	—	1,299,930	—
Total Assets - Investments in Securities	$1,771,765,280	$1,770,465,350	$1,299,930	$ —
Other Financial Instruments***
Futures Contracts	$2,716,106	$2,716,106	$—	$—
Total Assets - Other Financial Instruments	$2,716,106	$2,716,106	$ —	$ —

***	Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" disclosure.

See Notes to Schedules of Investments.

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)
	Shares	Value
COMMON STOCKS — 81.7%
Communication Services — 5.3%
Activision Blizzard, Inc.	6,097	$362,650
AT&T, Inc.	267,444	7,795,993
Cable One, Inc.	36	59,184
Charter Communications, Inc. Class A*	2,361	1,030,128
Comcast Corporation Class A	380,440	13,079,527
Discovery, Inc. Class AΔ*	132,435	2,574,536
Electronic Arts, Inc.*	4,813	482,118
InterActiveCorp*	1,005	180,126
Liberty Media Corporation Class A*	1,394	44,176
Liberty Media Corporation-Liberty SiriusXM Class C*	1,401	44,300
Take-Two Interactive Software, Inc.*	2,235	265,093
T-Mobile US, Inc.*	3,633	304,809
Verizon Communications, Inc.	269,680	14,489,906
ViacomCBS, Inc. Class B	122,364	1,714,320
Walt Disney Co. (The)	60,299	5,824,883
		48,251,749
Consumer Discretionary — 5.8%
Advance Auto Parts, Inc.	81,379	7,594,288
Aramark	148,573	2,967,003
Bed Bath & Beyond, Inc.Δ	169,899	715,275
Bright Horizons Family Solutions, Inc.*	398	40,596
Carnival CorporationΔ	4,232	55,735
Chipotle Mexican Grill, Inc.*	312	204,173
D.R. Horton, Inc.	4,944	168,096
Darden Restaurants, Inc.	1,588	86,482
Dollar General Corporation	57,756	8,721,734
Domino’s Pizza, Inc.	566	183,424
Dunkin' Brands Group, Inc.	1,548	82,199
Ford Motor Co.	39,517	190,867
General Motors Co.	11,298	234,772
Genuine Parts Co.	604	40,667
Home Depot, Inc. (The)	5,998	1,119,887
Lennar Corporation Class A	201,797	7,708,645
Lowe’s Cos., Inc.	131,680	11,331,064
McDonald’s Corporation	17,664	2,920,742
NVR, Inc.*	55	141,301
O’Reilly Automotive, Inc.*	1,064	320,317
Pool Corporation	728	143,249
PulteGroup, Inc.	2,681	59,840
Ross Stores, Inc.	3,909	339,966
Service Corporation InternationalΔ	2,860	111,855
Target Corporation	72,767	6,765,148
TJX Cos., Inc. (The)	1,843	88,114
Yum! Brands, Inc.	5,231	358,480
		52,693,919
Consumer Staples — 6.4%
Campbell Soup Co.Δ	2,195	101,321
Church & Dwight Co., Inc.	3,914	251,201
Clorox Co. (The)	1,958	339,223
Coca-Cola Co. (The)	85,107	3,765,985
Colgate-Palmolive Co.	61,857	4,104,831
Conagra Brands, Inc.	107,400	3,151,116
	Shares	Value
Costco Wholesale Corporation	1,869	$532,908
General Mills, Inc.	18,276	964,425
Hershey Co. (The)	2,557	338,803
Hormel Foods CorporationΔ	4,202	195,981
J.M. Smucker Co. (The)	1,955	217,005
Kellogg Co.	4,251	255,017
Keurig Dr. Pepper, Inc.Δ	4,770	115,768
Kimberly-Clark Corporation	4,480	572,858
Kraft Heinz Co. (The)	9,702	240,027
Lamb Weston Holdings, Inc.	48,601	2,775,117
McCormick & Co., Inc. (Non-Voting Shares)	1,942	274,230
Mondelez International, Inc. Class A	125,726	6,296,357
PepsiCo, Inc.	56,576	6,794,778
Post Holdings, Inc.*	36,817	3,054,706
Procter & Gamble Co. (The)	158,535	17,438,850
Sysco Corporation	7,233	330,042
Tyson Foods, Inc. Class A	3,987	230,728
US Foods Holding Corporation*	1,803	31,931
Walgreens Boots Alliance, Inc.	7,311	334,478
Walmart, Inc.	54,452	6,186,836
		58,894,522
Energy — 3.7%
Baker Hughes Co.	179,546	1,885,233
Cabot Oil & Gas Corporation	6,225	107,008
Chevron Corporation	222,240	16,103,510
ConocoPhillips	10,123	311,788
EOG Resources, Inc.	5,257	188,831
Exxon Mobil Corporation	40,401	1,534,026
Hess CorporationΔ	73,769	2,456,508
Kinder Morgan, Inc.	132,155	1,839,598
Marathon Petroleum Corporation	49,292	1,164,277
Occidental Petroleum CorporationΔ	11,313	131,005
ONEOK, Inc.	5,760	125,626
Phillips 66	95,159	5,105,280
Valero Energy Corporation	65,059	2,951,076
		33,903,766
Financials — 15.9%
Aflac, Inc.	7,113	243,549
AGNC Investment Corporation REIT	10,588	112,021
Alleghany Corporation	53	29,275
Allstate Corporation (The)	6,737	617,985
American Express Co.	40,482	3,465,664
American Financial Group, Inc.	1,199	84,026
American International Group, Inc.	263,746	6,395,840
Ameriprise Financial, Inc.	19,321	1,980,016
Arch Capital Group, Ltd.*	4,673	132,994
Arthur J. Gallagher & Co.	2,742	223,500
Bank of America Corporation	72,859	1,546,797
Bank of New York Mellon Corporation (The)	207,607	6,992,204
Berkshire Hathaway, Inc. Class B*	129,738	23,719,999
BlackRock, Inc.	10,545	4,639,484
Blackstone Group, Inc. (The) Class A	15,300	697,221
Brown & Brown, Inc.	1,358	49,187
Capital One Financial Corporation	3,775	190,336

See Notes to Schedules of Investments.

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Cboe Global Markets, Inc.	1,646	$146,906
Charles Schwab Corporation (The)	3,891	130,815
Cincinnati Financial Corporation	36,325	2,740,721
Citigroup, Inc.	99,497	4,190,814
CME Group, Inc.	8,931	1,544,259
Erie Indemnity Co. Class AΔ	613	90,871
Everest Re Group, Ltd.	598	115,067
Fidelity National Financial, Inc.	4,509	112,184
First American Financial Corporation	2,496	105,855
First Republic Bank	1,465	120,540
Franklin Resources, Inc.	76,607	1,278,571
Goldman Sachs Group, Inc. (The)	2,785	430,533
Intercontinental Exchange, Inc.	85,771	6,926,008
JPMorgan Chase & Co.	210,963	18,992,999
M&T Bank Corporation	1,488	153,904
Markel Corporation*	180	167,020
MarketAxess Holdings, Inc.	535	177,925
Marsh & McLennan Cos., Inc.	7,416	641,187
MetLife, Inc.	95,922	2,932,336
Morgan Stanley	9,663	328,542
Morningstar, Inc.	349	40,571
Nasdaq, Inc.	1,701	161,510
New York Community Bancorp, Inc.Δ	949,259	8,913,542
Northern Trust Corporation	50,705	3,826,199
Old Republic International Corporation	5,659	86,300
PNC Financial Services Group, Inc. (The)	47,652	4,561,249
Progressive Corporation (The)	12,391	914,951
Prudential Financial, Inc.	4,196	218,779
Reinsurance Group of America, Inc.	61,602	5,183,192
RenaissanceRe Holdings, Ltd.	522	77,945
Starwood Property Trust, Inc. REIT	4,940	50,635
TD Ameritrade Holding Corporation	320	11,091
Travelers Cos., Inc. (The)	7,259	721,182
Truist Financial Corporation	136,064	4,196,214
U.S. Bancorp	261,971	9,024,901
W.R. Berkley Corporation	1,841	96,045
Wells Fargo & Co.	462,187	13,264,767
Zions Bancorp NAΔ	59,326	1,587,564
		145,383,792
Health Care — 11.7%
Abbott Laboratories	9,378	740,018
Alexion Pharmaceuticals, Inc.*	1,174	105,413
Amgen, Inc.	10,204	2,068,657
Anthem, Inc.	30,021	6,815,968
Baxter International, Inc.	3,027	245,762
Becton, Dickinson and Co.	2,315	531,918
Biogen, Inc.*	1,305	412,876
Bristol-Myers Squibb Co.	91,175	5,082,095
Centene Corporation*	72,437	4,303,482
Cerner Corporation	69,515	4,378,750
Chemed Corporation	486	210,535
Cigna Corporation	2,381	421,866
CVS Health Corporation	150,670	8,939,251
Danaher Corporation	5,352	740,770
Eli Lilly & Co.	12,502	1,734,277
	Shares	Value
Gilead Sciences, Inc.	73,125	$5,466,825
HCA Healthcare, Inc.	1,387	124,622
Henry Schein, Inc.*	3,986	201,373
Hologic, Inc.*	156,914	5,507,681
Humana, Inc.	3,001	942,374
Johnson & Johnson	206,137	27,030,745
Laboratory Corporation of America Holdings*	2,042	258,088
McKesson Corporation	24,895	3,367,298
Molina Healthcare, Inc.*	30,392	4,246,066
Quest Diagnostics, Inc.	51,498	4,135,289
Regeneron Pharmaceuticals, Inc.*	714	348,639
Thermo Fisher Scientific, Inc.	1,338	379,457
UnitedHealth Group, Inc.	33,425	8,335,527
Universal Health Services, Inc. Class B	2,919	289,215
Vertex Pharmaceuticals, Inc.*	4,011	954,417
Zimmer Biomet Holdings, Inc.	81,775	8,265,817
		106,585,071
Industrials — 10.5%
3M Co.	1,417	193,435
C.H. Robinson Worldwide, Inc.Δ	1,752	115,982
Caterpillar, Inc.	4,475	519,279
CSX Corporation	4,370	250,401
Deere & Co.	45,076	6,227,700
Delta Air Lines, Inc.	72,539	2,069,538
Emerson Electric Co.	111,841	5,329,224
Fastenal Co.	132,699	4,146,844
FedEx Corporation	2,194	266,044
General Dynamics Corporation	2,134	282,349
General Electric Co.	1,557,834	12,369,202
HEICO Corporation	594	44,318
HEICO Corporation Class A	1,355	86,584
Honeywell International, Inc.	3,333	445,922
Hubbell, Inc.	33,363	3,828,071
IHS Markit, Ltd.	5,295	317,700
J.B. Hunt Transport Services, Inc.	97,684	9,009,395
Jacobs Engineering Group, Inc.	63,495	5,033,249
L3Harris Technologies, Inc.	12,877	2,319,405
Lockheed Martin Corporation	3,866	1,310,381
Norfolk Southern Corporation	27,989	4,086,394
Northrop Grumman Corporation	344	104,077
Raytheon Co.	26,897	3,527,542
Republic Services, Inc.	3,632	272,618
Rollins, Inc.Δ	2,364	85,435
Roper Technologies, Inc.	732	228,245
Southwest Airlines Co.	1,619	57,653
Spirit AeroSystems Holdings, Inc. Class A	97,874	2,342,125
Teledyne Technologies, Inc.*	390	115,935
Terex CorporationΔ	13,748	197,421
Textron, Inc.	88,707	2,365,816
Uber Technologies, Inc.*	7,107	198,427
Union Pacific Corporation	27,100	3,822,184
United Parcel Service, Inc. Class B	111,862	10,450,148
United Technologies Corporation	56,860	5,363,604
WABCO Holdings, Inc.*	1,192	160,980

See Notes to Schedules of Investments.

	Shares	Value
Waste Management, Inc.	6,607	$611,544
Westinghouse Air Brake Technologies Corporation	154,983	7,459,332
		95,614,503
Information Technology — 11.2%
Adobe, Inc.*	3,518	1,119,568
Amdocs, Ltd.	2,635	144,846
Amphenol Corporation Class A	4,332	315,716
Analog Devices, Inc.	2,677	239,993
ANSYS, Inc.*	777	180,629
Apple, Inc.	28,508	7,249,299
Applied Materials, Inc.	2,810	128,754
Arista Networks, Inc.*	760	153,938
Autodesk, Inc.*	287	44,801
Black Knight, Inc.*	1,808	104,973
Booz Allen Hamilton Holding Corporation	1,956	134,260
Broadcom, Inc.	35,770	8,481,067
CDW Corporation	1,957	182,529
Cisco Systems, Inc.	304,740	11,979,329
Citrix Systems, Inc.	1,959	277,296
Cognizant Technology Solutions Corporation Class A	137,815	6,404,263
Corning, Inc.	154,385	3,171,068
Cypress Semiconductor Corporation	5,536	129,100
Dell Technologies, Inc. Class C*	387	15,306
F5 Networks, Inc.*	1,060	113,028
Fair Isaac Corporation*	177	54,461
Fidelity National Information Services, Inc.	8,489	1,032,602
Fiserv, Inc.*	21,449	2,037,441
FLIR Systems, Inc.	1,364	43,498
Fortinet, Inc.*	1,395	141,132
Guidewire Software, Inc.*	630	49,965
HP, Inc.	31,790	551,874
Intel Corporation	136,811	7,404,211
International Business Machines Corporation	37,548	4,165,200
Intuit, Inc.	3,542	814,660
Jack Henry & Associates, Inc.	1,190	184,736
Juniper Networks, Inc.	7,857	150,383
Leidos Holdings, Inc.	1,794	164,420
Maxim Integrated Products, Inc.	75,064	3,648,861
Micron Technology, Inc.*	9,279	390,275
Microsoft Corporation	62,110	9,795,368
Motorola Solutions, Inc.	2,618	347,985
ON Semiconductor Corporation*	108,117	1,344,976
Oracle Corporation	217,062	10,490,607
Palo Alto Networks, Inc.*	1,254	205,606
Paychex, Inc.	48,245	3,035,575
QUALCOMM, Inc.	50,717	3,431,005
RealPage, Inc.Δ*	1,652	87,440
salesforce.com, Inc.*	13,009	1,873,036
Texas Instruments, Inc.	83,685	8,362,642
Tyler Technologies, Inc.*	599	177,639
Visa, Inc. Class AΔ	8,131	1,310,067
Workday, Inc. Class A*	2,060	268,253
		102,133,681
	Shares	Value
Materials — 3.6%
Air Products & Chemicals, Inc.	59,640	$11,904,740
AptarGroup, Inc.	1,024	101,929
Ball Corporation	4,880	315,541
Corteva, Inc.	513,454	12,066,169
Dow, Inc.	7,396	216,259
DuPont de Nemours, Inc.	140,888	4,804,281
Freeport-McMoRan, Inc.	315,455	2,129,321
Martin Marietta Materials, Inc.	884	167,279
Newmont Corporation	12,323	557,985
PPG Industries, Inc.	1,359	113,612
Royal Gold, Inc.	1,050	92,096
Southern Copper CorporationΔ	1,035	29,146
Vulcan Materials Co.	2,224	240,348
		32,738,706
Real Estate — 2.5%
American Campus Communities, Inc. REIT	2,802	77,755
American Homes 4 Rent Class A REIT	3,685	85,492
American Tower Corporation REIT	6,658	1,449,779
Apartment Investment & Management Co. Class A REIT	198	6,960
AvalonBay Communities, Inc. REIT	2,166	318,770
Camden Property Trust REIT	1,681	133,202
Cousins Properties, Inc. REITΔ	64,480	1,887,330
Crown Castle International Corporation REIT	36,483	5,268,145
CubeSmart REIT	3,271	87,630
EPR Properties REIT	1,951	47,253
Equity LifeStyle Properties, Inc. REIT	2,605	149,735
Equity Residential REIT	5,105	315,029
Essex Property Trust, Inc. REIT	762	167,823
Extra Space Storage, Inc. REIT	2,396	229,441
Federal Realty Investment Trust REIT	962	71,775
Healthcare Trust of America, Inc. Class A REIT	4,852	117,807
Healthpeak Properties, Inc. REIT	6,358	151,638
Invitation Homes, Inc. REIT	4,389	93,793
Jones Lang LaSalle, Inc.	20,322	2,052,116
Kilroy Realty Corporation REIT	138	8,791
Mid-America Apartment Communities, Inc. REIT	1,474	151,866
National Retail Properties, Inc. REIT	4,497	144,758
Omega Healthcare Investors, Inc. REIT	4,477	118,820
Prologis, Inc. REIT	5,867	471,531
Public Storage REIT	3,185	632,573
Realty Income Corporation REIT	6,150	306,639
Regency Centers Corporation REIT	3,391	130,316
SBA Communications Corporation REIT	1,345	363,110
Simon Property Group, Inc. REIT	30,825	1,691,059
STORE Capital Corporation REIT	3,507	63,547
Sun Communities, Inc. REIT	1,228	153,316
UDR, Inc. REIT	5,516	201,555
Ventas, Inc. REIT	6,077	162,864
Welltower, Inc. REIT	60,423	2,766,165
See Notes to Schedules of Investments.

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Weyerhaeuser Co. REIT	176,501	$2,991,692
WP Carey, Inc. REIT	3,550	206,184
		23,276,259
Utilities — 5.1%
AES Corporation	295,410	4,017,576
Alliant Energy Corporation	2,301	111,115
Ameren Corporation	3,532	257,236
American Electric Power Co., Inc.	13,664	1,092,847
American Water Works Co., Inc.	2,729	326,279
Atmos Energy Corporation	1,281	127,114
Avangrid, Inc.	1,414	61,905
CMS Energy Corporation	4,396	258,265
Consolidated Edison, Inc.	5,218	407,004
Dominion Energy, Inc.	118,915	8,584,474
DTE Energy Co.	1,594	151,382
Duke Energy Corporation	18,943	1,532,110
Edison International	48,274	2,644,933
Entergy Corporation	2,132	200,344
Essential Utilities, Inc.	1,009	41,066
Evergy, Inc.	3,022	166,361
Eversource Energy	4,321	337,945
Exelon Corporation	152,640	5,618,678
NextEra Energy, Inc.	11,262	2,709,862
Pinnacle West Capital Corporation	103,609	7,852,526
Sempra Energy	18,215	2,058,113
Southern Co. (The)	24,351	1,318,363
WEC Energy Group, Inc.	6,260	551,694
Xcel Energy, Inc.	107,407	6,476,642
		46,903,834
Total Common Stocks (Cost $864,267,931)		746,379,802
FOREIGN COMMON STOCKS — 10.7%
Curacao — 0.0%
Schlumberger, Ltd.	13,405	180,833
France — 0.4%
TOTAL SA ADR	97,698	3,638,274
Germany — 0.6%
Siemens AG	66,810	5,594,343
Ireland — 4.5%
Accenture PLC Class A	9,136	1,491,543
Eaton Corporation PLC	3,234	251,250
Jazz Pharmaceuticals PLC*	4,200	418,908
	Shares	Value
Johnson Controls International PLC	262,067	$7,065,326
Linde PLC	12,347	2,136,031
Medtronic PLC	284,247	25,633,395
nVent Electric PLC	79,243	1,336,829
Willis Towers Watson PLC	17,518	2,975,432
		41,308,714
Netherlands — 1.0%
Koninklijke Philips NVΔ	70,917	2,848,027
LyondellBasell Industries NV Class A	2,652	131,619
Unilever NV	124,461	6,072,452
		9,052,098
Singapore — 0.2%
Flex, Ltd.*	213,191	1,785,475
Switzerland — 3.9%
Chubb, Ltd.	130,553	14,581,465
Nestle SA	23,342	2,389,469
Nestle SA ADR	48,899	5,036,108
Novartis AG ADR	104,537	8,619,076
TE Connectivity, Ltd.	74,591	4,697,741
		35,323,859
United Kingdom — 0.1%
Aon PLC	3,007	496,275
Total Foreign Common Stocks (Cost $112,613,342)		97,379,871
MONEY MARKET FUNDS — 7.6%
GuideStone Money Market Fund, 0.46% (Institutional Class)Ø∞	67,788,883	67,788,883
Northern Institutional Liquid Assets Portfolio (Shares), 0.71%Ø§	1,487,063	1,487,063
Northern Institutional U.S. Government Portfolio (Shares), 0.40%Ø	158,928	158,928
Total Money Market Funds (Cost $69,434,874)		69,434,874
TOTAL INVESTMENTS — 100.0% (Cost $1,046,316,147)		913,194,547
Other Assets in Excess of Liabilities — 0.0%		287,064
NET ASSETS — 100.0%		$913,481,611

Futures Contracts outstanding at March 31, 2020:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
Micro S&P 500® E-Mini	06/2020	41	$526,789	$(20,490)
S&P 500® E-Mini	06/2020	260	33,406,100	356,419
Total Futures Contracts outstanding at March 31, 2020			$33,932,889	$335,929

See Notes to Schedules of Investments.

Forward Foreign Currency Contracts outstanding at March 31, 2020:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/30/20	Swiss Francs	844,774	U.S. Dollars	862,647	UBS	$18,809
06/30/20	Euro	467,361	U.S. Dollars	501,982	CS	15,266
06/30/20	U.S. Dollars	217,483	Swiss Francs	206,966	UBS	1,529
Subtotal Appreciation						$35,604
06/30/20	Euro	491,161	U.S. Dollars	543,935	CS	$(346)
06/30/20	U.S. Dollars	11,227,098	Swiss Francs	10,855,465	UBS	(99,737)
06/30/20	U.S. Dollars	15,542,996	Euro	14,283,495	CS	(265,151)
Subtotal Depreciation						$(365,234)
Total Forward Foreign Currency Contracts outstanding at March 31, 2020						$(329,630)
VALUATION HIERARCHY
The following is a summary of the inputs used, as of March 31, 2020, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$746,379,802	$746,379,802	$—	$—
Foreign Common Stocks:
Germany	5,594,343	—	5,594,343	—
Switzerland	35,323,859	32,934,390	2,389,469	—
Other^^	56,461,669	56,461,669	—	—
Total Foreign Common Stocks	97,379,871	89,396,059	7,983,812	—
Money Market Funds	69,434,874	69,434,874	—	—
Total Assets - Investments in Securities	$913,194,547	$905,210,735	$7,983,812	$ —
Other Financial Instruments***
Forward Foreign Currency Contracts	$35,604	$—	$35,604	$—
Futures Contracts	356,419	356,419	—	—
Total Assets - Other Financial Instruments	$392,023	$356,419	$35,604	$ —
Liabilities:
Other Financial Instruments***
Forward Foreign Currency Contracts	$(365,234)	$—	$(365,234)	$—
Futures Contracts	(20,490)	(20,490)	—	—
Total Liabilities - Other Financial Instruments	$(385,724)	$(20,490)	$(365,234)	$ —

^^	Classifications as defined in the Schedule of Investments.
***	Other financial instruments are derivative instruments, such as futures contracts and forwards contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" and "Forwards Foreign Currency Contracts outstanding" disclosures.
See Notes to Schedules of Investments.

GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)
	Shares	Value
COMMON STOCKS — 89.9%
Communication Services — 12.5%
Activision Blizzard, Inc.	44,600	$2,652,808
Alphabet, Inc. Class A*	21,423	24,892,455
Alphabet, Inc. Class C*	29,976	34,856,393
AT&T, Inc.	68,878	2,007,794
Cable One, Inc.	59	96,997
Charter Communications, Inc. Class A*	2,897	1,263,990
Comcast Corporation Class A	249,038	8,561,926
Electronic Arts, Inc.*	99,644	9,981,339
Facebook, Inc. Class A*	296,086	49,387,145
InterActiveCorp*	1,632	292,503
Liberty Media Corporation Class A*	2,263	71,714
Liberty Media Corporation-Liberty SiriusXM Class C*	2,274	71,904
Match Group, Inc.Δ*	115,741	7,643,536
Netflix, Inc.*	37,254	13,988,877
Sea, Ltd. ADR*	79,500	3,522,645
Take-Two Interactive Software, Inc.*	2,655	314,910
T-Mobile US, Inc.*	4,936	414,130
Verizon Communications, Inc.	101,725	5,465,684
Walt Disney Co. (The)	98,798	9,543,887
Zillow Group, Inc. Class CΔ*	40,200	1,448,004
		176,478,641
Consumer Discretionary — 10.1%
Advance Auto Parts, Inc.	48,117	4,490,279
Amazon.com, Inc.*	45,719	89,139,249
Booking Holdings, Inc.*	3,762	5,061,094
Bright Horizons Family Solutions, Inc.*	645	65,790
Chipotle Mexican Grill, Inc.*	506	331,126
D.R. Horton, Inc.	8,961	304,674
Darden Restaurants, Inc.	2,887	157,226
Dollar General Corporation	6,488	979,753
Domino’s Pizza, Inc.	918	297,496
Dunkin' Brands Group, Inc.	2,512	133,387
Floor & Decor Holdings, Inc. Class AΔ*	70,730	2,269,726
Genuine Parts Co.	980	65,983
Home Depot, Inc. (The)	49,325	9,209,471
Lennar Corporation Class A	5,827	222,591
McDonald’s Corporation	19,401	3,207,955
NVR, Inc.*	89	228,651
O’Reilly Automotive, Inc.*	1,743	524,730
Pool Corporation	1,261	248,127
PulteGroup, Inc.	3,774	84,236
Ross Stores, Inc.	6,352	552,433
Service Corporation InternationalΔ	4,164	162,854
Starbucks Corporation	112,197	7,375,831
Target Corporation	12,496	1,161,753
TJX Cos., Inc. (The)	104,299	4,986,535
Yum China Holdings, Inc.	124,609	5,312,082
Yum! Brands, Inc.	87,887	6,022,896
		142,595,928
Consumer Staples — 5.7%
Campbell Soup Co.Δ	3,562	164,422
	Shares	Value
Church & Dwight Co., Inc.	6,352	$407,671
Clorox Co. (The)	3,259	564,622
Coca-Cola Co. (The)	42,251	1,869,607
Colgate-Palmolive Co.	218,654	14,509,879
Costco Wholesale Corporation	54,200	15,454,046
Estee Lauder Cos., Inc. (The) Class A	40,894	6,516,050
General Mills, Inc.	15,480	816,880
Hershey Co. (The)	4,150	549,875
Hormel Foods CorporationΔ	6,819	318,038
J.M. Smucker Co. (The)	3,419	379,509
Kellogg Co.	6,898	413,811
Kimberly-Clark Corporation	1,080	138,100
Lamb Weston Holdings, Inc.	2,875	164,163
McCormick & Co., Inc. (Non-Voting Shares)	2,990	422,218
Mondelez International, Inc. Class A	34,791	1,742,333
Monster Beverage Corporation*	374,755	21,083,716
PepsiCo, Inc.	8,199	984,700
Procter & Gamble Co. (The)	102,626	11,288,860
Sysco Corporation	12,099	552,077
Tyson Foods, Inc. Class A	5,338	308,910
US Foods Holding Corporation*	1,620	28,690
Walmart, Inc.	19,109	2,171,165
		80,849,342
Energy — 0.4%
Cabot Oil & Gas Corporation	10,101	173,636
Chevron Corporation	28,913	2,095,036
Exxon Mobil Corporation	861	32,692
ONEOK, Inc.	7,490	163,357
Pioneer Natural Resources Co.	39,729	2,786,990
		5,251,711
Financials — 2.8%
AGNC Investment Corporation REIT	15,046	159,187
Alleghany Corporation	148	81,748
Allstate Corporation (The)	6,718	616,242
American Express Co.	76,806	6,575,362
American Financial Group, Inc.	1,896	132,872
Arch Capital Group, Ltd.*	8,181	232,831
Arthur J. Gallagher & Co.	4,795	390,840
Berkshire Hathaway, Inc. Class B*	384	70,207
Brown & Brown, Inc.	2,204	79,829
Cboe Global Markets, Inc.	3,062	273,283
Charles Schwab Corporation (The)	171,884	5,778,740
Cincinnati Financial Corporation	3,410	257,284
CME Group, Inc.	9,490	1,640,916
Commerce Bancshares, Inc.Δ	1,554	78,244
Erie Indemnity Co. Class AΔ	995	147,499
Everest Re Group, Ltd.	1,179	226,863
FactSet Research Systems, Inc.	29,872	7,787,033
Fidelity National Financial, Inc.	7,317	182,047
First American Financial Corporation	4,278	181,430
First Republic Bank	2,377	195,580
Intercontinental Exchange, Inc.	15,399	1,243,469
M&T Bank Corporation	2,601	269,021
Markel Corporation*	292	270,944
MarketAxess Holdings, Inc.	868	288,671

See Notes to Schedules of Investments.

	Shares	Value
Marsh & McLennan Cos., Inc.	11,519	$995,933
Morningstar, Inc.	567	65,914
Nasdaq, Inc.	2,634	250,098
New York Community Bancorp, Inc.Δ	21,375	200,711
Old Republic International Corporation	8,724	133,041
Progressive Corporation (The)	14,113	1,042,104
Reinsurance Group of America, Inc.	878	73,875
RenaissanceRe Holdings, Ltd.	1,061	158,428
SEI Investments Co.	164,414	7,618,945
Starwood Property Trust, Inc. REIT	8,016	82,164
Travelers Cos., Inc. (The)	7,527	747,807
W.R. Berkley Corporation	2,988	155,884
		38,685,046
Health Care — 14.2%
Alexion Pharmaceuticals, Inc.*	63,242	5,678,499
Align Technology, Inc.*	13,750	2,391,813
Amgen, Inc.	87,255	17,689,206
BioMarin Pharmaceutical, Inc.*	60,473	5,109,968
Bristol-Myers Squibb Co.	31,394	1,749,902
Centene Corporation*	4,230	251,304
Cerner Corporation	131,094	8,257,611
Chemed Corporation	718	311,038
Danaher Corporation	52,347	7,245,348
DexCom, Inc.*	38,843	10,459,255
Edwards Lifesciences Corporation*	52,625	9,926,127
Eli Lilly & Co.	20,413	2,831,691
Henry Schein, Inc.*	6,095	307,919
Humana, Inc.	3,796	1,192,020
Illumina, Inc.*	49,728	13,581,711
Intuitive Surgical, Inc.*	20,197	10,001,756
Johnson & Johnson	68,275	8,952,901
Laboratory Corporation of America Holdings*	3,499	442,239
Mirati Therapeutics, Inc.Δ*	21,853	1,679,840
Regeneron Pharmaceuticals, Inc.*	36,779	17,958,818
Sarepta Therapeutics, Inc.Δ*	19,614	1,918,641
Thermo Fisher Scientific, Inc.	72,131	20,456,352
UnitedHealth Group, Inc.	72,821	18,160,101
Universal Health Services, Inc. Class B	4,779	473,503
Varian Medical Systems, Inc.*	37,669	3,867,100
Vertex Pharmaceuticals, Inc.*	6,524	1,552,386
Zoetis, Inc.	234,556	27,604,896
		200,051,945
Industrials — 8.1%
AMERCOΔ	100	29,055
Boeing Co. (The)	33,950	5,063,303
C.H. Robinson Worldwide, Inc.Δ	47,056	3,115,107
Cintas Corporation	27,639	4,787,628
CoStar Group, Inc.*	10,366	6,087,019
Deere & Co.	67,211	9,285,872
Expeditors International of Washington, Inc.	167,085	11,147,911
Fortive Corporation	117,107	6,463,135
HEICO Corporation	964	71,924
HEICO Corporation Class A	2,199	140,516
	Shares	Value
Honeywell International, Inc.	57,679	$7,716,873
IHS Markit, Ltd.	129,286	7,757,160
L3Harris Technologies, Inc.	44,147	7,951,758
Lockheed Martin Corporation	6,284	2,129,962
Northrop Grumman Corporation	558	168,823
Raytheon Co.	7,070	927,231
Republic Services, Inc.	6,387	479,408
Rollins, Inc.Δ	2,228	80,520
Roper Technologies, Inc.	26,308	8,203,097
Teledyne Technologies, Inc.*	368	109,395
Uber Technologies, Inc.*	293,868	8,204,795
United Parcel Service, Inc. Class B	92,227	8,615,846
United Technologies Corporation	74,874	7,062,864
W.W. Grainger, Inc.	26,947	6,696,329
WABCO Holdings, Inc.*	1,935	261,322
Waste Management, Inc.	9,662	894,315
		113,451,168
Information Technology — 31.6%
Adobe, Inc.*	87,795	27,939,881
Akamai Technologies, Inc.*	108,957	9,968,476
Amdocs, Ltd.	4,276	235,052
Amphenol Corporation Class A	75,516	5,503,606
ANSYS, Inc.*	1,268	294,772
Apple, Inc.	175,354	44,590,769
Arista Networks, Inc.*	1,410	285,595
Autodesk, Inc.*	166,598	26,005,948
Automatic Data Processing, Inc.	28,692	3,921,623
Black Knight, Inc.*	3,400	197,404
Booz Allen Hamilton Holding Corporation	2,570	176,405
Broadcom, Inc.	4,759	1,128,359
CDW Corporation	3,013	281,022
Cisco Systems, Inc.	258,246	10,151,650
Citrix Systems, Inc.	3,593	508,589
Cypress Semiconductor Corporation	9,010	210,113
F5 Networks, Inc.*	1,522	162,291
Fair Isaac Corporation*	460	141,537
Fidelity National Information Services, Inc.	69,646	8,471,739
FLIR Systems, Inc.	2,324	74,112
Fortinet, Inc.*	2,263	228,948
Genpact, Ltd.	188,807	5,513,164
Guidewire Software, Inc.*	2,012	159,572
HP, Inc.	30,730	533,473
Intel Corporation	24,909	1,348,075
Intuit, Inc.	68,226	15,691,980
Jack Henry & Associates, Inc.	1,932	299,924
Juniper Networks, Inc.	12,750	244,035
Leidos Holdings, Inc.	2,918	267,435
Mastercard, Inc. Class A	38,554	9,313,104
Microsoft Corporation	407,248	64,227,082
Motorola Solutions, Inc.	4,325	574,879
Nutanix, Inc. Class AΔ*	146,096	2,308,317
NVIDIA Corporation	96,352	25,398,387
Oracle Corporation	415,909	20,100,882
Palo Alto Networks, Inc.*	31,671	5,192,777
Paychex, Inc.	8,772	551,934
See Notes to Schedules of Investments.

GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
PayPal Holdings, Inc.*	76,793	$7,352,162
QUALCOMM, Inc.	254,871	17,242,023
RealPage, Inc.Δ*	2,680	141,852
salesforce.com, Inc.*	202,264	29,121,971
ServiceNow, Inc.*	33,550	9,614,759
Splunk, Inc.Δ*	57,368	7,241,563
Square, Inc. Class A*	52,800	2,765,664
Texas Instruments, Inc.	58,365	5,832,414
TiVo Corporation	7	50
Twilio, Inc. Class AΔ*	29,300	2,622,057
Tyler Technologies, Inc.*	901	267,201
Visa, Inc. Class AΔ	372,799	60,065,375
VMware, Inc. Class AΔ*	46,974	5,688,551
Workday, Inc. Class A*	32,071	4,176,286
		444,334,839
Materials — 1.2%
AptarGroup, Inc.	1,817	180,864
Ball Corporation	7,312	472,794
Ecolab, Inc.	41,592	6,481,281
Martin Marietta Materials, Inc.	1,497	283,277
Newmont Corporation	21,109	955,816
Royal Gold, Inc.	1,535	134,635
Sherwin-Williams Co. (The)	16,832	7,734,641
Vulcan Materials Co.	3,455	373,382
		16,616,690
Real Estate — 2.3%
American Campus Communities, Inc. REIT	3,918	108,725
American Homes 4 Rent Class A REIT	4,700	109,040
American Tower Corporation REIT	10,823	2,356,708
Apartment Investment & Management Co. Class A REIT	322	11,318
AvalonBay Communities, Inc. REIT	3,231	475,506
Camden Property Trust REIT	2,728	216,167
Crown Castle International Corporation REIT	9,555	1,379,742
CubeSmart REIT	7,963	213,329
EPR Properties REIT	3,166	76,681
Equinix, Inc. REIT	14,653	9,151,824
Equity LifeStyle Properties, Inc. REIT	4,228	243,025
Equity Residential REIT	7,692	474,673
Essex Property Trust, Inc. REIT	1,237	272,437
Extra Space Storage, Inc. REIT	3,887	372,219
Federal Realty Investment Trust REIT	1,560	116,392
Healthcare Trust of America, Inc. Class A REIT	10,498	254,891
Healthpeak Properties, Inc. REIT	7,977	190,251
Invitation Homes, Inc. REIT	4,626	98,858
Kilroy Realty Corporation REIT	224	14,269
Mid-America Apartment Communities, Inc. REIT	2,392	246,448
National Retail Properties, Inc. REIT	7,296	234,858
Omega Healthcare Investors, Inc. REIT	6,933	184,002
Public Storage REIT	4,139	822,047
Realty Income Corporation REIT	10,575	527,270
Regency Centers Corporation REIT	4,901	188,345
	Shares	Value
SBA Communications Corporation REIT	45,824	$12,371,105
STORE Capital Corporation REIT	5,247	95,076
Sun Communities, Inc. REIT	2,620	327,107
UDR, Inc. REIT	8,952	327,106
Ventas, Inc. REIT	9,862	264,302
Welltower, Inc. REIT	11,523	527,523
WP Carey, Inc. REIT	5,781	335,760
		32,587,004
Utilities — 1.0%
Alliant Energy Corporation	3,734	180,315
Ameren Corporation	5,732	417,462
American Electric Power Co., Inc.	13,907	1,112,282
American Water Works Co., Inc.	3,836	458,632
Atmos Energy Corporation	2,111	209,474
Avangrid, Inc.	2,983	130,596
CMS Energy Corporation	7,028	412,895
Consolidated Edison, Inc.	8,477	661,206
Dominion Energy, Inc.	16,539	1,193,950
DTE Energy Co.	3,455	328,121
Duke Energy Corporation	18,870	1,526,206
Entergy Corporation	3,517	330,492
Essential Utilities, Inc.	559	22,751
Evergy, Inc.	4,904	269,965
Eversource Energy	7,022	549,191
NextEra Energy, Inc.	11,898	2,862,897
Pinnacle West Capital Corporation	2,149	162,873
Southern Co. (The)	24,663	1,335,255
WEC Energy Group, Inc.	10,232	901,746
Xcel Energy, Inc.	13,560	817,668
		13,883,977
Total Common Stocks (Cost $1,027,637,284)		1,264,786,291
FOREIGN COMMON STOCKS — 6.8%
China — 3.1%
Alibaba Group Holding, Ltd. ADR*	220,779	42,937,100
Curacao — 0.2%
Schlumberger, Ltd.	214,849	2,898,313
France — 0.3%
Danone SA ADR	373,082	4,751,199
Ireland — 0.5%
Accenture PLC Class A	14,851	2,424,574
Jazz Pharmaceuticals PLC*	7,248	722,916
Linde PLC	12,722	2,200,906
Medtronic PLC	15,088	1,360,636
Willis Towers Watson PLC	3,094	525,516
		7,234,548
Jersey — 0.2%
Aptiv PLC	56,219	2,768,224
Netherlands — 0.3%
NXP Semiconductor NV	50,612	4,197,253
Switzerland — 1.9%
Alcon, Inc.*	35,800	1,819,356
Chubb, Ltd.	11,695	1,306,215

See Notes to Schedules of Investments.

	Shares	Value
Novartis AG ADR	116,241	$9,584,070
Roche Holding AG ADRΔ	354,726	14,391,234
		27,100,875
United Kingdom — 0.3%
Aon PLC	4,880	805,395
Atlassian Corporation PLC Class A*	22,000	3,019,720
		3,825,115
Total Foreign Common Stocks (Cost $90,993,751)		95,712,627
MONEY MARKET FUNDS — 3.7%
GuideStone Money Market Fund, 0.46% (Institutional Class)Ø∞	48,056,584	48,056,584
	Shares	Value
Northern Institutional Liquid Assets Portfolio (Shares), 0.71%Ø§	3,663,605	$3,663,605
Total Money Market Funds (Cost $51,720,189)		51,720,189
TOTAL INVESTMENTS — 100.4% (Cost $1,170,351,224)		1,412,219,107
Liabilities in Excess of Other Assets — (0.4)%		(6,082,277)
NET ASSETS — 100.0%		$1,406,136,830
VALUATION HIERARCHY
The following is a summary of the inputs used, as of March 31, 2020, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$1,264,786,291	$1,264,786,291	$—	$—
Foreign Common Stocks	95,712,627	95,712,627	—	—
Money Market Funds	51,720,189	51,720,189	—	—
Total Assets - Investments in Securities	$1,412,219,107	$1,412,219,107	$ —	$ —
See Notes to Schedules of Investments.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)
	Shares	Value
COMMON STOCKS — 89.3%
Communication Services — 2.3%
ATN International, Inc.	26,913	$1,580,062
Cogent Communications Holdings, Inc.	25,000	2,049,250
comScore, Inc.Δ*	87,980	248,104
Liberty Latin America, Ltd. Class CΔ*	69,652	714,629
Madison Square Garden Co. (The) Class A*	1,502	317,538
Marchex, Inc. Class BΔ*	8,831	12,805
Nexstar Media Group, Inc. Class AΔ	7,838	452,488
ORBCOMM, Inc.*	77,384	188,817
Scholastic CorporationΔ	25,034	638,117
Shenandoah Telecommunications Co.	50,885	2,506,086
Tribune Publishing Co.	12,482	101,229
TrueCar, Inc.*	104,182	252,120
Yelp, Inc.*	42,474	765,806
		9,827,051
Consumer Discretionary — 7.3%
1-800-Flowers.com, Inc. Class AΔ*	50,600	669,438
American Axle & Manufacturing Holdings, Inc.Δ*	206,652	746,014
American Eagle Outfitters, Inc.	107,206	852,288
American Public Education, Inc.*	18,045	431,817
Bassett Furniture Industries, Inc.	2,285	12,453
Callaway Golf Co.Δ	103,200	1,054,704
Chegg, Inc.Δ*	90,196	3,227,213
Chuy's Holdings, Inc.Δ*	20,706	208,509
Cooper-Standard Holdings, Inc.Δ*	49,289	506,198
Delta Apparel, Inc.*	983	10,233
Fiesta Restaurant Group, Inc.Δ*	12,473	50,266
Five Below, Inc.Δ*	6,090	428,614
Floor & Decor Holdings, Inc. Class AΔ*	25,300	811,877
Fossil Group, Inc.Δ*	60,490	199,012
Garrett Motion, Inc.*	97,704	279,433
GoPro, Inc. Class AΔ*	191,640	502,097
Haverty Furniture Cos., Inc.	10,102	120,113
Hilton Grand Vacations, Inc.*	54,700	862,619
Hooker Furniture Corporation	14,137	220,679
Houghton Mifflin Harcourt Co.Δ*	89,250	167,790
Hudson, Ltd. Class A*	140,000	702,800
Jack in the Box, Inc.Δ	10,340	362,417
K12, Inc.*	5,649	106,540
KB HomeΔ	28,194	510,311
Malibu Boats, Inc. Class A*	64,011	1,842,877
Modine Manufacturing Co.*	76,868	249,821
Monro, Inc.Δ	25,450	1,114,965
National Vision Holdings, Inc.*	68,700	1,334,154
Nautilus, Inc.*	62,482	163,078
Office Depot, Inc.Δ	365,400	599,256
Ollie's Bargain Outlet Holdings, Inc.Δ*	30,100	1,394,834
OneSpaWorld Holdings, Ltd.Δ	129,900	527,394
Planet Fitness, Inc. Class AΔ*	12,800	623,360
Quotient Technology, Inc.*	73,965	480,773
Rocky Brands, Inc.	1,387	26,839
	Shares	Value
Rubicon Project, Inc. (The)*	74,706	$414,618
Steven Madden, Ltd.	59,585	1,384,160
Strategic Education, Inc.	17,100	2,389,896
Taylor Morrison Home Corporation Class A*	53,090	583,990
Tenneco, Inc. Class AΔ*	25,512	91,843
Texas Roadhouse, Inc.	9,534	393,754
Unifi, Inc.*	10,146	117,186
Universal Technical Institute, Inc.*	21,699	129,109
Vera Bradley, Inc.*	8,146	33,562
Vista Outdoor, Inc.*	108,963	958,874
Visteon Corporation*	10,060	482,679
Wendy's Co. (The)	64,913	965,905
Wingstop, Inc.	5,159	411,172
YETI Holdings, Inc.Δ*	31,600	616,832
		30,374,366
Consumer Staples — 1.9%
BJ's Wholesale Club Holdings, Inc.*	119,407	3,041,296
Central Garden & Pet Co. Class A*	31,237	798,730
Farmer Brothers, Co.Δ*	19,035	132,484
J&J Snack Foods CorporationΔ	10,884	1,316,964
Post Holdings, Inc.Δ*	1,306	108,359
Rite Aid CorporationΔ*	37,734	566,010
Simply Good Foods Co. (The)Δ*	86,300	1,662,138
SpartanNash Co.	11,309	161,945
		7,787,926
Energy — 1.7%
Arch Coal, Inc. Class AΔ	38,526	1,113,401
Berry Corporation	20,656	49,781
Delek US Holdings, Inc.Δ	68,849	1,085,060
Dorian LPG, Ltd.*	97,447	848,763
Dril-Quip, Inc.*	25,627	781,624
Green Plains, Inc.Δ	128,598	623,700
Gulf Island Fabrication, Inc.*	899	2,697
Matrix Service Co.*	30,902	292,642
Par Pacific Holdings, Inc.*	55,256	392,318
Patterson-UTI Energy, Inc.Δ	60,794	142,866
PDC Energy, Inc.Δ*	4,226	26,243
REX American Resources Corporation*	1,661	77,253
SEACOR Holdings, Inc.Δ*	10,351	279,063
Talos Energy, Inc.Δ*	10,918	62,779
World Fuel Services Corporation	48,928	1,232,007
		7,010,197
Financials — 15.2%
1st Source Corporation	4,960	160,853
Amalgamated Bank Class A	15,628	169,095
American Equity Investment Life Holding Co.	99,247	1,865,844
American National Bankshares, Inc.Δ	1,935	46,247
Atlantic Capital Bancshares, Inc.*	8,357	99,198
BancFirst Corporation	15,203	507,324
Bancorp, Inc. (The)*	63,577	385,912
Bank of Commerce HoldingsΔ	4,987	39,248
Bank of Marin Bancorp	5,470	164,100
BankFinancial Corporation	3,229	28,447

See Notes to Schedules of Investments.

	Shares	Value
Banner Corporation	24,526	$810,339
Baycom CorporationΔ*	3,779	45,537
Bridgewater Bancshares, Inc.*	16,290	158,828
Brighthouse Financial, Inc.*	20,835	503,582
Bryn Mawr Bank Corporation	25,771	731,381
Cadence BanCorp	31,547	206,633
Cambridge BancorpΔ	672	34,944
Capital City Bank Group, Inc.	6,698	134,764
Capstar Financial Holdings, Inc.	8,327	82,354
Carter Bank & TrustΔ	9,021	82,813
CBTX, Inc.	7,976	141,734
CenterState Bank Corporation	86,705	1,493,927
Central Pacific Financial Corporation	39,867	633,885
Central Valley Community BancorpΔ	8,418	109,771
Chemung Financial CorporationΔ	1,633	53,856
CIT Group, Inc.	8,815	152,147
City Holding Co.Δ	16,253	1,081,312
Coastal Financial CorporationΔ*	2,936	30,857
Community Trust Bancorp, Inc.	9,644	306,583
Cowen, Inc. Class A	8,361	80,767
Donegal Group, Inc. Class AΔ	3,588	54,538
Donnelley Financial Solutions, Inc.Δ*	50,004	263,521
Eagle Bancorp, Inc.	44,175	1,334,527
East West Bancorp, Inc.	20,485	527,284
Enova International, Inc.*	4,270	61,872
Enterprise Financial Services Corporation	24,434	681,953
Equity Bancshares, Inc. Class AΔ*	116	2,001
Essent Group, Ltd.	42,662	1,123,717
Evercore, Inc. Class A	22,700	1,045,562
FB Financial Corporation	8,999	177,460
FedNat Holding Co.	9,844	113,009
Financial Institutions, Inc.	9,539	173,037
First Bancorp	56,610	1,306,559
First BanCorp	193,022	1,026,877
First Business Financial Services, Inc.	4,273	66,232
First Commonwealth Financial CorporationΔ	57,224	523,027
First Defiance Financial Corporation	10,137	149,419
First Financial BancorpΔ	85,311	1,271,987
First Financial Corporation	4,841	163,239
First Internet Bancorp	2,416	39,671
First Interstate BancSystem, Inc. Class AΔ	39,612	1,142,410
First Merchants Corporation	8,188	216,900
First Midwest Bancorp, Inc.Δ	14,479	191,630
Focus Financial Partners, Inc. Class AΔ*	87,300	2,008,773
Great Southern Bancorp, Inc.	6,017	243,087
Great Western Bancorp, Inc.	60,638	1,241,866
Green Dot Corporation Class A*	42,362	1,075,571
Guaranty Bancshares, Inc.	2,550	59,007
Hallmark Financial Services, Inc.*	7,688	31,060
Hamilton Lane, Inc. Class AΔ	43,016	2,379,215
Hancock Whitney CorporationΔ	32,692	638,148
HCI Group, Inc.Δ	8,262	332,545
Heartland Financial USA, Inc.	8,176	246,915
Heritage Commerce Corporation	15,616	119,775
	Shares	Value
Heritage Financial CorporationΔ	8,485	$169,700
Heritage Insurance Holdings, Inc.Δ	23,550	252,220
Home Bancorp, Inc.Δ	1,552	37,900
HomeStreet, Inc.	32,929	732,012
HomeTrust Bancshares, Inc.	11,524	183,462
Houlihan Lokey, Inc.	36,000	1,876,320
IBERIABANK Corporation	12,492	451,711
Independent Bank Corporation	37,110	1,605,971
Independent Bank Group, Inc.	35,736	846,228
James River Group Holdings, Ltd.	26,684	967,028
Kearny Financial CorporationΔ	10,492	90,126
Kemper Corporation	9,241	687,253
Lakeland Bancorp, Inc.	19,752	213,519
LendingClub CorporationΔ*	104,660	821,581
LendingTree, Inc.Δ*	8,187	1,501,414
Live Oak Bancshares, Inc.Δ	17,829	222,328
Macatawa Bank Corporation	11,560	82,307
Marlin Business Services Corporation	3,146	35,141
Mercantile Bank Corporation	190	4,022
Merchants Bancorp	6,349	96,378
Meridian Bancorp, Inc.	17,936	201,242
Metropolitan Bank Holding Corporation*	4,954	133,411
MGIC Investment Corporation	33,707	214,039
MidWestOne Financial Group, Inc.	1,045	21,882
National General Holdings Corporation	44,899	743,078
Nicolet Bankshares, Inc.Δ*	5,591	305,157
NMI Holdings, Inc. Class A*	24,096	279,755
Northrim BanCorp, Inc.	1,556	42,012
OFG Bancorp	37,263	416,600
Old National BancorpΔ	99,092	1,307,023
Old Second Bancorp, Inc.	4,514	31,192
OP Bancorp	6,502	48,505
Pacific Premier Bancorp, Inc.	17,109	322,334
Park National CorporationΔ	5,848	454,039
PCSB Financial Corporation	10,789	150,938
Peapack Gladstone Financial Corporation	17,299	310,517
Peoples Bancorp, Inc.Δ	3,945	87,382
People's Utah Bancorp	5,425	105,082
Preferred Bank	2,306	77,989
Primerica, Inc.	4,659	412,228
Protective Insurance Corporation Class B	3,760	51,700
QCR Holdings, Inc.	10,316	279,254
Reinsurance Group of America, Inc.	6,528	549,266
Republic First Bancorp, Inc.*	15,762	34,519
Riverview Bancorp, Inc.	7,988	40,020
RLI Corporation	2,746	241,456
Selective Insurance Group, Inc.	44,164	2,194,951
Shore Bancshares, Inc.	5,005	54,304
Sierra Bancorp	6,326	111,211
SmartFinancial, Inc.	5,811	88,385
South Plains Financial, Inc.Δ	984	15,242
South State Corporation	3,330	195,571
Southern First Bancshares, Inc.Δ*	1,115	31,633
Southern Missouri Bancorp, Inc.	1,139	27,644
See Notes to Schedules of Investments.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Spirit of Texas Bancshares, Inc.*	4,049	$41,867
Stewart Information Services Corporation	23,422	624,665
Stifel Financial Corporation	38,073	1,571,653
Territorial Bancorp, Inc.	1,966	48,265
Texas Capital Bancshares, Inc.*	5,424	120,250
Third Point Reinsurance, Ltd.*	80,178	594,119
TriCo Bancshares	13,295	396,457
TriState Capital Holdings, Inc.*	8,229	79,574
TrustCo Bank CorporationΔ	60,034	324,784
UMB Financial Corporation	21,323	988,961
Umpqua Holdings Corporation	84,768	923,971
United Community Banks, Inc.	56,568	1,035,760
United Insurance Holdings CorporationΔ	9,205	85,054
Universal Insurance Holdings, Inc.	13,178	236,150
Valley National Bancorp	135,269	988,816
Voya Financial, Inc.	7,877	319,412
Waddell & Reed Financial, Inc. Class AΔ	124,202	1,413,419
Washington Federal, Inc.	34,367	892,167
WesBanco, Inc.	44,910	1,064,367
WisdomTree Investments, Inc.Δ	202,200	471,126
WSFS Financial CorporationΔ	28,035	698,632
		63,750,327
Health Care — 15.3%
Acceleron Pharma, Inc.Δ*	35,200	3,163,424
Adamas Pharmaceuticals, Inc.Δ*	66,721	192,824
Adaptive Biotechnologies CorporationΔ*	58,500	1,625,130
Addus HomeCare Corporation*	35,500	2,399,800
Aduro Biotech, Inc.Δ*	25,651	70,284
Agios Pharmaceuticals, Inc.Δ*	31,108	1,103,712
Allscripts Healthcare Solutions, Inc.Δ*	217,982	1,534,593
AMAG Pharmaceuticals, Inc.Δ*	74,019	457,437
Applied Genetic Technologies Corporation*	5,888	19,313
Beyondspring, Inc.Δ*	7,892	101,097
Blueprint Medicines CorporationΔ*	25,500	1,491,240
Bridgebio Pharma, Inc.Δ*	24,400	707,600
Calithera Biosciences, Inc.*	5,496	24,402
ChemoCentryx, Inc.*	11,423	458,976
Computer Programs & Systems, Inc.	12,546	279,148
Concert Pharmaceuticals, Inc.*	36,376	321,564
CONMED Corporation	21,092	1,207,939
Cross Country Healthcare, Inc.*	38,486	259,396
CryoLife, Inc.Δ*	54,306	918,858
CryoPort, Inc.Δ*	72,600	1,239,282
Cytokinetics, Inc.Δ*	47,040	554,602
Deciphera Pharmaceuticals, Inc.*	20,600	848,102
Exicure, Inc.*	4,770	7,060
Global Blood Therapeutics, Inc.Δ*	17,500	894,075
Harpoon Therapeutics, Inc.Δ*	1,900	22,002
HealthEquity, Inc.*	30,300	1,532,877
HMS Holdings Corporation*	7,600	192,052
ImmunoGen, Inc.*	17,849	60,865
Inspire Medical Systems, Inc.Δ*	24,500	1,476,860
	Shares	Value
Intercept Pharmaceuticals, Inc.Δ*	18,603	$1,171,245
iRhythm Technologies, Inc.Δ*	23,400	1,903,590
Jounce Therapeutics, Inc.Δ*	9,821	46,650
Lannett Co., Inc.Δ*	17,272	120,040
LHC Group, Inc.*	10,700	1,500,140
Ligand Pharmaceuticals, Inc.Δ*	19,509	1,418,694
Magellan Health, Inc.*	27,373	1,316,915
Menlo Therapeutics, Inc.Δ*	1,199	3,213
Merit Medical Systems, Inc.Δ*	50,093	1,565,406
Minerva Neurosciences, Inc.Δ*	17,124	103,086
Molina Healthcare, Inc.*	2,787	389,372
NanoString Technologies, Inc.*	42,400	1,019,720
Natera, Inc.*	65,238	1,948,007
NuVasive, Inc.*	29,267	1,482,666
Orthofix Medical, Inc.*	11,138	311,975
Owens & Minor, Inc.Δ	116,079	1,062,123
Phreesia, Inc.Δ*	46,000	967,380
Prestige Consumer Healthcare, Inc.Δ*	49,799	1,826,627
Protagonist Therapeutics, Inc.*	3,051	21,540
PTC Therapeutics, Inc.*	54,190	2,417,416
Quidel CorporationΔ*	26,027	2,545,701
Repligen CorporationΔ*	25,695	2,480,595
Retrophin, Inc.Δ*	103,619	1,511,801
Silk Road Medical, Inc.*	28,700	903,476
Spectrum Pharmaceuticals, Inc.Δ*	93,471	217,787
Spero Therapeutics, Inc.Δ*	7,558	61,069
STAAR Surgical Co.Δ*	41,400	1,335,564
Supernus Pharmaceuticals, Inc.Δ*	48,032	864,096
Sutro Biopharma, Inc.Δ*	5,845	59,619
Tabula Rasa HealthCare, Inc.Δ*	33,323	1,742,460
Tandem Diabetes Care, Inc.Δ*	29,300	1,885,455
Teladoc Health, Inc.Δ*	17,858	2,768,169
Ultragenyx Pharmaceutical, Inc.Δ*	42,184	1,874,235
United Therapeutics Corporation*	4,106	389,351
UNITY Biotechnology, Inc.Δ*	12,407	71,961
Vanda Pharmaceuticals, Inc.*	92,642	959,771
Varex Imaging Corporation*	33,286	755,925
		64,187,354
Industrials — 13.9%
ABM Industries, Inc.	49,799	1,213,104
AECOM*	15,938	475,749
AGCO Corporation	14,122	667,265
Albany International Corporation Class A	29,287	1,386,154
Apogee Enterprises, Inc.	8,964	186,630
Applied Industrial Technologies, Inc.	34,066	1,557,498
ArcBest Corporation	40,417	708,106
Armstrong Flooring, Inc.Δ*	19,307	27,609
ASGN, Inc.Δ*	65,405	2,310,105
Astec Industries, Inc.	18,245	638,028
Axon Enterprise, Inc.Δ*	19,300	1,365,861
Barnes Group, Inc.	21,973	919,131
BMC Stock Holdings, Inc.*	64,971	1,151,936
Briggs & Stratton CorporationΔ	145,873	264,030
BrightView Holdings, Inc.Δ*	74,078	819,303
Builders FirstSource, Inc.*	36,993	452,424
CAI International, Inc.*	4,766	67,391

See Notes to Schedules of Investments.

	Shares	Value
Casella Waste Systems, Inc. Class A*	69,754	$2,724,591
CIRCOR International, Inc.*	42,500	494,275
Clean Harbors, Inc.*	35,500	1,822,570
Columbus McKinnon Corporation	43,811	1,095,275
Commercial Vehicle Group, Inc.*	38,978	58,857
Echo Global Logistics, Inc.*	40,031	683,729
EMCOR Group, Inc.	40,418	2,478,432
ESCO Technologies, Inc.	15,784	1,198,163
Exponent, Inc.	27,500	1,977,525
Federal Signal Corporation	68,674	1,873,427
Foundation Building Materials, Inc.*	25,871	266,213
HC2 Holdings, Inc.Δ*	12,008	18,612
Heidrick & Struggles International, Inc.	13,598	305,955
Herc Holdings, Inc.*	28,728	587,775
Hub Group, Inc. Class A*	28,902	1,314,174
Hyster-Yale Materials Handling, Inc.Δ	9,030	362,013
Insteel Industries, Inc.	20,014	265,186
Kadant, Inc.	16,652	1,243,072
Kelly Services, Inc. Class A	27,444	348,264
LB Foster Co. Class A*	6,890	85,160
LSI Industries, Inc.	8,538	32,274
Lydall, Inc.*	7,988	51,602
Manitowoc Co., Inc. (The)*	47,670	405,195
ManpowerGroup, Inc.	7,720	409,083
MasTec, Inc.Δ*	32,529	1,064,674
Mobile Mini, Inc.	39,691	1,041,095
MRC Global, Inc.*	43,511	185,357
MYR Group, Inc.*	44,332	1,161,055
Orion Group Holdings, Inc.*	8,429	21,915
Park-Ohio Holdings Corporation	4,897	92,749
Parsons CorporationΔ*	52,300	1,671,508
Patrick Industries, Inc.	15,600	439,296
Pitney Bowes, Inc.Δ	380,112	775,428
Powell Industries, Inc.	10,164	260,910
Proto Labs, Inc.Δ*	14,200	1,081,046
Quanex Building Products Corporation	23,885	240,761
RBC Bearings, Inc.*	5,900	665,461
Resideo Technologies, Inc.Δ*	54,201	262,333
REV Group, Inc.Δ	45,998	191,812
Rexnord Corporation	169,039	3,832,114
Rush Enterprises, Inc. Class A	24,500	782,040
Sterling Construction Co., Inc.*	16,048	152,456
Systemax, Inc.Δ	2,470	43,793
Terex Corporation	67,106	963,642
Tetra Tech, Inc.	26,435	1,866,840
TriNet Group, Inc.*	49,500	1,864,170
Triumph Group, Inc.	68,470	462,857
TrueBlue, Inc.Δ*	45,037	574,672
US Ecology, Inc.	34,176	1,038,950
US Xpress Enterprises, Inc. Class AΔ*	15,204	50,781
Vectrus, Inc.*	2,679	110,937
Veritiv Corporation*	3,328	26,158
Wabash National Corporation	53,374	385,360
Werner Enterprises, Inc.	25,151	911,975
WESCO International, Inc.*	20,240	462,484
	Shares	Value
WillScot CorporationΔ*	97,100	$983,623
		57,979,998
Information Technology — 17.7%
2U, Inc.Δ*	38,200	810,604
ACI Worldwide, Inc.Δ*	59,400	1,434,510
ADTRAN, Inc.Δ	29,913	229,732
Alpha & Omega Semiconductor, Ltd.*	20,883	133,860
Ambarella, Inc.*	19,144	929,633
American Software, Inc., Class A	4,896	69,572
Anixter International, Inc.Δ*	8,055	707,793
Arlo Technologies, Inc.*	134,349	326,468
Arrow Electronics, Inc.*	1,320	68,468
Avaya Holdings CorporationΔ*	129,606	1,048,513
Bel Fuse, Inc. Class B	11,103	108,143
Belden, Inc.	30,547	1,102,136
Benchmark Electronics, Inc.	56,760	1,134,632
Bill.Com Holdings, Inc.Δ*	27,100	926,820
Blackbaud, Inc.Δ	10,104	561,277
Bottomline Technologies de, Inc.Δ*	42,900	1,572,285
Box, Inc. Class A*	7,604	106,760
Brooks Automation, Inc.	76,334	2,328,187
Cabot Microelectronics Corporation	10,600	1,209,884
Calix, Inc.*	27,678	195,960
Cirrus Logic, Inc.*	32,548	2,136,125
Daktronics, Inc.	28,537	140,687
DASAN Zhone Solutions, Inc.*	7,017	29,401
Diebold Nixdorf, Inc.Δ*	21,251	74,804
EMCORE CorporationΔ*	17,294	38,739
Envestnet, Inc.Δ*	40,400	2,172,712
Evo Payments, Inc. Class AΔ*	75,300	1,152,090
ExlService Holdings, Inc.*	68,884	3,584,035
Harmonic, Inc.*	73,427	422,940
I3 Verticals, Inc. Class A*	68,300	1,303,847
II-VI, Inc.Δ*	52,358	1,492,203
Infinera CorporationΔ*	136,101	721,335
Intevac, Inc.*	10,683	43,693
j2 Global, Inc.	59,480	4,452,078
KBR, Inc.	43,707	903,861
Littelfuse, Inc.	18,200	2,428,244
MACOM Technology Solutions Holdings, Inc.*	11,338	214,628
MaxLinear, Inc.*	82,039	957,395
Medallia, Inc.Δ*	22,600	452,904
MKS Instruments, Inc.	15,700	1,278,765
NeoPhotonics Corporation*	19,642	142,405
NETGEAR, Inc.*	52,562	1,200,516
NetScout Systems, Inc.*	58,193	1,377,428
New Relic, Inc.*	35,700	1,650,768
NIC, Inc.	63,400	1,458,200
nLight, Inc.Δ*	56,500	592,685
Onto Innovation, Inc.*	42,300	1,255,041
Paylocity Holding Corporation*	37,727	3,332,049
Pegasystems, Inc.	10,000	712,300
Plantronics, Inc.Δ	14,423	145,095
Pluralsight, Inc. Class AΔ*	74,300	815,814
Priority Technology Holdings, Inc.Δ*	122,900	238,426
Q2 Holdings, Inc.Δ*	75,797	4,476,571
See Notes to Schedules of Investments.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Rapid7, Inc.Δ*	43,174	$1,870,729
RealPage, Inc.*	30,000	1,587,900
Repay Holdings CorporationΔ*	81,700	1,172,395
Ribbon Communications, Inc.*	83,266	252,296
Rogers CorporationΔ*	10,900	1,029,178
Rosetta Stone, Inc.*	90,235	1,265,095
SailPoint Technologies Holding, Inc.Δ*	74,300	1,130,846
ScanSource, Inc.*	1,521	32,534
Semtech Corporation*	39,982	1,499,325
Silicon Laboratories, Inc.Δ*	16,640	1,421,222
SMART Global Holdings, Inc.Δ*	11,023	267,859
Smartsheet, Inc. Class AΔ*	35,900	1,490,209
Super Micro Computer, Inc.*	40,405	859,818
Synaptics, Inc.*	27,011	1,563,127
Synchronoss Technologies, Inc.Δ*	74,136	226,115
Telenav, Inc.*	37,083	160,199
TiVo Corporation	155,528	1,101,138
Unisys Corporation*	16,930	209,086
Veeco Instruments, Inc.*	42,423	405,988
		73,948,080
Materials — 4.8%
AdvanSix, Inc.Δ*	20,184	192,555
Ashland Global Holdings, Inc.	9,775	489,434
Balchem Corporation	14,741	1,455,232
Boise Cascade Co.	113,437	2,697,532
Coeur Mining, Inc.Δ*	98,129	314,994
Element Solutions, Inc.*	18,719	156,491
Ferro CorporationΔ*	54,820	513,115
Huntsman Corporation	4,771	68,846
Kaiser Aluminum Corporation	22,764	1,577,090
Kraton Corporation*	37,634	304,835
Louisiana-Pacific Corporation	72,497	1,245,498
Minerals Technologies, Inc.	38,391	1,392,058
Neenah, Inc.	33,581	1,448,349
O-I Glass, Inc.Δ	39,495	280,809
Olympic Steel, Inc.	15,057	155,840
PH Glatfelter Co.Δ	14,961	182,823
PolyOne Corporation	94,100	1,785,077
Quaker Chemical CorporationΔ	10,181	1,285,657
Rayonier Advanced Materials, Inc.	44,407	47,071
Ryerson Holding Corporation*	14,431	76,773
Schnitzer Steel Industries, Inc. Class AΔ	48,508	632,544
Stepan Co.	15,767	1,394,749
TimkenSteel CorporationΔ*	54,800	177,004
Trinseo SA	44,677	809,101
Valvoline, Inc.	6,769	88,606
Verso Corporation Class A*	7,061	79,648
Worthington Industries, Inc.Δ	45,255	1,187,944
		20,039,675
Real Estate — 5.4%
Altisource Portfolio Solutions SAΔ*	5,223	40,060
American Assets Trust, Inc. REIT	34,701	867,525
Armada Hoffler Properties, Inc. REIT	110,722	1,184,725
Camden Property Trust REIT	6,149	487,247
Consolidated-Tomoka Land Co.Δ	5,637	255,525
	Shares	Value
CorePoint Lodging, Inc. REITΔ	48,817	$191,363
Cousins Properties, Inc. REIT	20,732	606,826
EastGroup Properties, Inc. REIT	15,879	1,659,038
Equity Commonwealth REIT	13,623	431,985
First Industrial Realty Trust, Inc. REIT	62,246	2,068,435
Forestar Group, Inc.Δ*	16,767	173,538
Franklin Street Properties Corporation REITΔ	29,590	169,551
Getty Realty Corporation REIT	8,708	206,728
Investors Real Estate Trust REIT	17,267	949,685
Kennedy-Wilson Holdings, Inc.	147,025	1,973,076
Kite Realty Group Trust REIT	92,794	878,759
Lexington Realty Trust REIT	104,662	1,039,294
Life Storage, Inc. REIT	1,262	119,322
Mack-Cali Realty Corporation REIT	66,936	1,019,435
National Health Investors, Inc. REIT	8,418	416,859
New Senior Investment Group, Inc. REIT	41,989	107,492
Paramount Group, Inc. REIT	23,173	203,922
Pebblebrook Hotel Trust REITΔ	47,941	522,077
Physicians Realty Trust REIT	146,592	2,043,492
Piedmont Office Realty Trust, Inc. Class A REIT	96,060	1,696,420
Retail Value, Inc. REIT	20,785	254,616
RPT Realty REIT	105,133	633,952
SITE Centers Corporation REIT	48,199	251,117
SL Green Realty Corporation REIT	9,351	403,028
Spirit Realty Capital, Inc. REIT	14,630	382,575
Sunstone Hotel Investors, Inc. REITΔ	157,459	1,371,468
		22,609,135
Utilities — 3.8%
ALLETE, Inc.	16,235	985,140
Avista Corporation	22,374	950,671
Black Hills Corporation	20,328	1,301,602
Genie Energy, Ltd. Class BΔ	12,244	87,912
Northwest Natural Holding Co.	3,395	209,641
NorthWestern Corporation	38,346	2,294,241
NRG Energy, Inc.	17,585	479,367
PNM Resources, Inc.	20,272	770,336
Portland General Electric Co.	44,552	2,135,823
South Jersey Industries, Inc.Δ	97,713	2,442,825
Southwest Gas Holdings, Inc.Δ	19,233	1,337,848
Spire, Inc.	38,557	2,871,725
		15,867,131
Total Common Stocks (Cost $472,562,408)		373,381,240
FOREIGN COMMON STOCKS — 3.0%
France — 0.1%
Talend SA ADRΔ*	22,000	493,460
Germany — 0.3%
MorphoSys AG ADR*	43,900	1,078,623
Ireland — 0.2%
Adient PLC*	42,107	381,910
Osmotica Pharmaceuticals PLCΔ*	6,276	19,958
Prothena Corporation PLC*	38,289	409,692

See Notes to Schedules of Investments.

	Shares	Value
Strongbridge Biopharma PLCΔ*	29,449	$55,659
		867,219
Israel — 0.1%
Tufin Software Technologies, Ltd.Δ*	58,400	512,752
Jersey — 1.1%
Mimecast, Ltd.*	23,164	817,689
Quotient, Ltd.Δ*	147,900	584,205
WNS Holdings, Ltd. ADR*	79,262	3,406,681
		4,808,575
Netherlands — 0.5%
Argenx SE ADR*	6,100	803,553
Wright Medical Group NVΔ*	47,031	1,347,438
		2,150,991
Switzerland — 0.2%
CRISPR Therapeutics AG*	18,000	763,380
United Kingdom — 0.5%
Cushman & Wakefield PLCΔ*	62,500	733,750
LivaNova PLC*	28,056	1,269,534
		2,003,284
Total Foreign Common Stocks (Cost $16,393,779)		12,678,284
PREFERRED STOCK — 0.4%
CuriosityStream LLC
0.00 CONVΨ†††* (Cost $1,956,000)	195,600	1,956,000
Total Preferred Stocks (Cost $1,956,000)		1,956,000
MONEY MARKET FUNDS — 9.5%
GuideStone Money Market Fund, 0.46% (Institutional Class)Ø∞	28,670,566	28,670,566
Northern Institutional Liquid Assets Portfolio (Shares), 0.71%Ø§	10,878,160	10,878,160
Northern Institutional U.S. Government Portfolio (Shares), 0.40%Ø	76,507	76,507
Total Money Market Funds (Cost $39,625,233)		39,625,233
TOTAL INVESTMENTS — 102.2% (Cost $530,537,420)		427,640,757
Liabilities in Excess of Other Assets — (2.2)%		(9,396,604)
NET ASSETS — 100.0%		$418,244,153
See Notes to Schedules of Investments.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Futures Contracts outstanding at March 31, 2020:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
CME Russell 2000 Index E-Mini	06/2020	235	$13,484,300	$186,599
VALUATION HIERARCHY
The following is a summary of the inputs used, as of March 31, 2020, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$373,381,240	$373,381,240	$—	$—
Foreign Common Stocks	12,678,284	12,678,284	—	—
Money Market Funds	39,625,233	39,625,233	—	—
Preferred Stock	1,956,000	—	—	1,956,000
Total Assets - Investments in Securities	$427,640,757	$425,684,757	$ —	$1,956,000
Other Financial Instruments***
Futures Contracts	$186,599	$186,599	$—	$—
Total Assets - Other Financial Instruments	$186,599	$186,599	$ —	$ —

***	Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" disclosure.
There were no transfers to or from Level 3 during the period ended March 31, 2020.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended March 31, 2020.

See Notes to Schedules of Investments.

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)
	Shares	Value
COMMON STOCK — 0.0%
Health Care — 0.0%
BeiGene, Ltd. ADRΔ* (Cost $279,660)	1,805	$222,214
FOREIGN COMMON STOCKS — 91.9%
Australia — 5.5%
AGL Energy, Ltd.	36,482	381,797
Alumina, Ltd.	123,227	110,436
AMP, Ltd.*	113,756	92,898
APA Group	85,754	544,174
ASX, Ltd.	12,087	567,372
Aurizon Holdings, Ltd.	83,954	217,573
AusNet Services	180,811	189,853
Australia & New Zealand Banking Group, Ltd.	146,614	1,537,600
Bendigo and Adelaide Bank, Ltd.Δ	5,305	20,381
BHP Group, Ltd.	150,276	2,726,203
BlueScope Steel, Ltd.	20,263	106,087
Boral, Ltd.	56,616	71,112
Brambles, Ltd.	67,897	438,869
Caltex Australia, Ltd.	11,404	153,986
Challenger, Ltd.	33,947	82,920
CIMIC Group, Ltd.	2,882	40,819
Coca-Cola Amatil, Ltd.	142,079	766,839
Cochlear, Ltd.	3,288	374,738
Coles Group, Ltd.	50,160	467,142
Commonwealth Bank of Australia	88,225	3,328,733
Computershare, Ltd.	44,623	267,128
CSL, Ltd.	22,727	4,119,761
Dexus REIT	62,896	348,544
Flight Centre Travel Group, Ltd.Δ	6,157	38,872
Fortescue Metals Group, Ltd.	82,232	503,936
Goodman Group REIT	76,569	561,225
GPT Group (The) REIT (Athens Exchange)	67,147	149,178
Harvey Norman Holdings, Ltd.Δ	96,021	176,310
Incitec Pivot, Ltd.	86,785	107,650
Insurance Australia Group, Ltd.	151,186	570,433
Lendlease Group	34,784	218,088
Macquarie Group, Ltd.	16,995	905,119
Magellan Financial Group, Ltd.	5,400	143,217
Medibank Pvt., Ltd.	117,607	193,406
Mirvac Group REIT	247,355	314,263
National Australia Bank, Ltd.	145,653	1,494,091
Newcrest Mining, Ltd.	36,206	497,207
Orica, Ltd.	21,761	203,710
Origin Energy, Ltd.	89,304	239,980
QBE Insurance Group, Ltd.	67,446	351,326
Ramsay Health Care, Ltd.	10,401	365,722
REA Group, Ltd.	5,388	252,395
Rio Tinto, Ltd.	19,363	997,572
Santos, Ltd.	107,596	220,976
Scentre Group REIT	252,947	242,279
SEEK, Ltd.	15,462	141,296
Sonic Healthcare, Ltd.	25,549	383,997
South32, Ltd.	201,814	222,784
Stockland REIT	85,681	131,753
Suncorp Group, Ltd.	85,021	472,144
	Shares	Value
Sydney AirportΔ	85,801	$296,451
Telstra Corporation, Ltd.	216,660	406,703
TPG Telecom, Ltd.	15,539	66,177
Transurban Group	151,919	1,131,589
Unibail-Rodamco-Westfield	10,140	26,701
Vicinity Centres REIT	137,781	86,187
Washington H Soul Pattinson & Co., Ltd.	1,395	14,415
Wesfarmers, Ltd.	75,932	1,609,015
Westpac Banking Corporation	174,954	1,796,917
Woodside Petroleum, Ltd.	47,504	527,127
Worley, Ltd.	15,221	56,483
		33,071,659
Austria — 0.1%
ANDRITZ AGΔ	720	22,557
Erste Group Bank AG*	12,654	231,666
OMV AG	5,326	145,756
Raiffeisen Bank International AG	8,197	117,907
Verbund AG	1,978	71,339
voestalpine AGΔ	4,506	90,916
		680,141
Belgium — 0.8%
Ageas	8,844	368,547
Colruyt SA	5,111	277,057
Galapagos NV*	1,973	387,453
Groupe Bruxelles Lambert SA	12,096	951,727
KBC Group NV	13,105	594,642
Proximus SADP	7,723	177,355
Solvay SA Class A	4,910	353,851
Telenet Group Holding NV	6,213	186,568
UCB SA	10,836	927,152
Umicore SAΔ	9,507	327,909
		4,552,261
Denmark — 1.6%
AP Moeller - Maersk A/S Class A	725	595,459
AP Moeller - Maersk A/S Class BΔ	60	53,182
Chr. Hansen Holding A/S	5,914	436,410
Coloplast A/S Class B	9,585	1,390,078
Danske Bank A/S	52,273	581,767
Demant A/SΔ*	13,113	285,515
DSV Panalpina A/SΔ	12,504	1,136,977
Genmab A/S*	5,898	1,184,723
H Lundbeck A/S	15,592	457,818
ISS A/SΔ	7,886	107,885
Novozymes A/S, B Shares	12,803	574,302
Orsted A/S 144A	13,824	1,353,337
Pandora A/SΔ	15,048	483,509
Tryg A/S	14,443	351,540
Vestas Wind Systems A/S	9,047	736,115
		9,728,617
Finland — 1.1%
Elisa OYJ	7,229	446,199
Fortum OYJΔ	22,487	327,119
Kone OYJ Class B	17,299	968,757
Metso OYJ	1,554	36,621

See Notes to Schedules of Investments.

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Neste OYJ	18,222	$605,837
Nokia OYJΔ	282,487	870,021
Nokian Renkaat OYJ	5,395	128,822
Nordea Bank Abp	1,819	10,098
Nordea Bank Abp (Stockholm Exchange)	163,500	919,755
Orion OYJ Class B	7,634	310,675
Sampo OYJ, A Shares	22,968	662,600
Stora Enso OYJ, R Shares	39,220	392,155
UPM-Kymmene OYJΔ	27,891	760,502
Wartsila OYJ Abp	14,669	107,120
		6,546,281
France — 9.2%
Accor SA	16,778	450,759
Aeroports de Paris	2,564	247,698
Air Liquide SA	24,987	3,189,528
Alstom SA	8,266	341,321
Amundi SA 144A	3,229	186,828
Arkema SA	2,715	185,365
Atos SE	4,922	327,930
AXA SA	101,488	1,718,390
BioMerieux	2,764	312,908
BNP Paribas SA	56,855	1,659,895
Bollore SA*	311	1,005
Bollore SA (Euronext Paris Exchange)	53,565	145,570
Bouygues SA	11,283	327,446
Bureau Veritas SA	15,449	291,197
Capgemini SE	7,893	659,558
Carrefour SA	29,040	460,408
Casino Guichard Perrachon SAΔ	2,250	86,108
Cie de St-Gobain	30,007	720,031
Cie Generale des Etablissements Michelin SCA	7,665	671,338
CNP Assurances	6,718	65,048
Covivio REIT	2,833	159,103
Credit Agricole SA	64,703	457,832
Danone SA	35,410	2,266,178
Dassault Aviation SA	92	75,549
Dassault Systemes SA	7,719	1,126,905
Edenred	13,224	548,789
Eiffage SA	4,139	293,801
Electricite de France SA	30,955	242,053
Engie SA	112,687	1,153,967
EssilorLuxottica SA	18,486	1,957,201
Eurazeo SE	3,083	138,333
Eurofins Scientific SE Millicom International Cellular SA SDR	602	293,776
Eutelsat Communications SA	8,399	87,309
Faurecia SE	3,831	112,178
Gecina SA REIT	2,894	380,821
Getlink SE	19,820	239,716
Hermes International	2,906	1,977,275
ICADE REIT	2,606	204,541
Iliad SAΔ	1,222	164,645
Ingenico Group	2,895	302,613
Ipsen SA	3,144	161,161
JCDecaux SAΔ	3,731	66,330
	Shares	Value
Kering SA	4,371	$2,279,097
Klepierre REIT	14,221	271,075
L’Oreal SA	13,292	3,440,115
Legrand SA	12,486	796,382
Natixis SA	54,091	172,239
Orange SA	111,352	1,348,190
Peugeot SA	23,149	301,383
Publicis Groupe SA	10,125	289,362
Renault SA	7,966	151,391
Safran SA	15,415	1,365,725
Sanofi	58,199	5,038,574
Sartorius Stedim Biotech	1,344	268,201
Schneider Electric SE	28,797	2,434,007
SCOR SE	5,564	122,415
SEB SA	1,701	210,679
SES SA	12,769	74,908
Societe Generale SA	43,102	706,104
Sodexo SA	8,013	538,115
Suez	19,394	197,031
Teleperformance	2,595	537,468
Thales SA	5,883	487,205
TOTAL SAΔ	125,180	4,716,634
Ubisoft Entertainment SA*	5,285	386,286
Valeo SA	12,169	198,060
Veolia Environnement SA	34,427	727,129
Vinci SAΔ	26,567	2,170,772
Vivendi SA	46,091	974,520
Wendel SE	1,720	136,489
Worldline SA 144A*	8,642	510,061
		55,308,024
Germany — 7.0%
adidas AG	10,242	2,274,004
Allianz SE	20,895	3,558,368
Aroundtown SA	56,832	284,470
BASF SE	49,207	2,300,032
Bayerische Motoren Werke AG	20,141	1,028,183
Beiersdorf AG	5,172	520,773
Brenntag AG	4,261	154,811
Carl Zeiss Meditec AG	3,097	294,898
Commerzbank AG	39,511	140,653
Continental AG	4,845	345,440
Covestro AG 144A	8,920	270,706
Daimler AG	47,832	1,428,464
Delivery Hero SE 144A*	7,307	537,241
Deutsche Bank AG	106,092	674,436
Deutsche Boerse AG	9,353	1,284,953
Deutsche Lufthansa AG	24,903	232,921
Deutsche Post AG	55,483	1,487,423
Deutsche Telekom AG	165,905	2,142,736
Deutsche Wohnen SE	21,048	797,692
E.ON SE	142,291	1,459,576
Evonik Industries AG	6,879	143,656
Fraport AG Frankfurt Airport ServicesWorldwide	2,669	107,441
Fresenius Medical Care AG & Co. KGaA	9,321	608,438
Fresenius SE & Co. KGaA	22,478	836,917

See Notes to Schedules of Investments.

	Shares	Value
GEA Group AG	7,555	$156,069
Hannover Rueck SE	3,483	491,820
HeidelbergCement AG	7,836	334,778
Henkel AG & Co. KGaA	5,645	414,670
HOCHTIEF AG	586	38,477
Infineon Technologies AG	66,670	962,432
KION Group AG	3,162	136,086
Knorr-Bremse AG	2,858	251,264
LANXESS AG	3,845	153,047
METRO AG	14,082	119,939
MTU Aero Engines AG	2,932	423,958
Muenchener Rueckversicherungs-Gesellschaft AG	7,748	1,557,894
Puma SE	6,431	377,854
RWE AG	34,335	897,916
SAP SE	48,749	5,442,727
Siemens AG	38,441	3,218,862
Siemens Healthineers AG 144A	9,703	375,084
Symrise AG	6,729	622,492
Telefonica Deutschland Holding AG	56,298	138,218
thyssenkrupp AG*	21,536	113,434
TUI AG	23,283	101,911
Uniper SE	8,857	217,557
United Internet AG	5,566	161,848
Volkswagen AG	1,484	194,697
Vonovia SE	26,657	1,326,013
Wirecard AG	6,517	734,271
Zalando SE 144A*	5,038	189,883
		42,067,433
Hong Kong — 3.4%
AIA Group, Ltd.	605,800	5,424,721
ASM Pacific Technology, Ltd.	23,700	219,754
Bank of East Asia, Ltd. (The)	70,050	149,698
BOC Hong Kong Holdings, Ltd.	154,000	422,733
CK Asset Holdings, Ltd.	142,500	773,161
CK Hutchison Holdings, Ltd.	149,000	993,109
CK Infrastructure Holdings, Ltd.	35,000	185,286
CLP Holdings, Ltd.	91,000	833,561
Hang Lung Properties, Ltd.	117,000	235,935
Hang Seng Bank, Ltd.	44,300	754,751
Henderson Land Development Co., Ltd.	105,275	398,454
HK Electric Investments & HK Electric Investments, Ltd.	86,500	83,046
HKT Trust & HKT, Ltd.	253,000	344,092
Hong Kong & China Gas Co., Ltd.	606,929	993,804
Hong Kong Exchanges and Clearing, Ltd.	63,422	1,900,079
Kerry Properties, Ltd.	66,000	172,590
Link REIT	120,200	1,013,103
MTR Corporation, Ltd.	109,227	561,824
New World Development Co., Ltd.	409,867	437,032
NWS Holdings, Ltd.	21,399	21,807
PCCW, Ltd.	102,000	55,933
Power Assets Holdings, Ltd.	77,000	456,783
Sino Land Co., Ltd.	166,604	209,681
Sun Hung Kai Properties, Ltd.	91,500	1,196,274
	Shares	Value
Swire Pacific, Ltd. Class A	22,500	$143,229
Swire Properties, Ltd.	63,800	178,241
Techtronic Industries Co., Ltd.	56,000	355,595
Vitasoy International Holdings, Ltd.	58,000	174,544
WH Group, Ltd. 144A	557,000	514,116
Wharf Real Estate Investment Co., Ltd.	92,000	375,262
Wheelock & Co., Ltd.	75,000	508,196
Yue Yuen Industrial Holdings, Ltd.	84,000	128,360
		20,214,754
Ireland — 0.7%
AIB Group PLC*	35,314	39,157
Bank of Ireland Group PLC	40,646	75,767
CRH PLC	45,968	1,243,111
DCC PLC	3,336	208,337
James Hardie Industries PLC CDI	16,895	196,163
Kerry Group PLC Class A	9,365	1,086,575
Kingspan Group PLC	10,626	573,002
Smurfit Kappa Group PLC	17,166	486,283
		3,908,395
Israel — 0.5%
Azrieli Group, Ltd.	1,239	70,840
Bank Hapoalim BM	48,532	290,798
Bank Leumi Le-Israel BM	65,831	362,990
Check Point Software Technologies, Ltd.Δ*	5,794	582,529
CyberArk Software, Ltd.*	1,717	146,906
Elbit Systems, Ltd.	512	66,349
Isracard, Ltd.	2	4
Israel Chemicals, Ltd.	44,785	142,634
Israel Discount Bank, Ltd. Class A	52,953	154,404
Nice, Ltd.*	2,756	398,506
Teva Pharmaceutical Industries, Ltd. ADR*	65,101	584,607
Wix.com, Ltd.Δ*	1,160	116,951
		2,917,518
Italy — 1.8%
Assicurazioni Generali SpA	62,284	843,624
Atlantia SpA	29,878	371,159
Enel SpA	395,596	2,728,761
Eni SpA	137,591	1,367,307
FinecoBank Banca Fineco SpA	27,715	249,354
Intesa Sanpaolo SpA	710,538	1,149,694
Leonardo SpA	20,334	134,432
Mediobanca Banca di Credito Finanziario SpA	21,353	116,442
Moncler SpA	14,899	541,410
Pirelli & C SpA 144A	23,808	83,999
Poste Italiane SpA 144A	25,999	218,829
Prysmian SpA	8,844	140,415
Recordati SpA	8,616	363,015
Snam SpA	106,584	487,121
Telecom Italia SpA*	77,209	31,252
Telecom Italia SpA (Borsa Italiana Exchange)	635,892	248,444
Tenaris SA	20,917	126,189
See Notes to Schedules of Investments.

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Terna Rete Elettrica Nazionale SpA	90,920	$571,511
UniCredit SpA	99,177	767,292
		10,540,250
Japan — 24.4%
ABC-Mart, Inc.	100	5,005
Acom Co., Ltd.	3,200	12,995
Advantest CorporationΔ	10,700	426,181
Aeon Co., Ltd.Δ	41,800	926,039
AEON Financial Service Co., Ltd.	800	8,547
Aeon Mall Co., Ltd.	900	11,359
AGC, Inc.	7,200	175,446
Aisin Seiki Co., Ltd.	5,800	142,049
Ajinomoto Co., Inc.	31,600	588,849
Alfresa Holdings Corporation	4,500	83,752
Alps Alpine Co., Ltd.Δ	9,400	90,575
Amada Holdings Co., Ltd.	8,700	68,190
ANA Holdings, Inc.	7,400	180,292
Aozora Bank, Ltd.Δ	500	9,542
Asahi Intecc Co., Ltd.	7,400	183,017
Asahi Kasei Corporation	73,700	516,403
Astellas Pharma, Inc.	106,900	1,647,047
Bandai Namco Holdings, Inc.	11,900	577,189
Bank of Kyoto, Ltd. (The)Δ	600	19,015
Benesse Holdings, Inc.Δ	7,600	193,406
Bridgestone Corporation	25,700	786,693
Brother Industries, Ltd.	11,600	175,699
Calbee, Inc.	7,900	213,196
Canon, Inc.	61,400	1,334,279
Casio Computer Co., Ltd.Δ	2,100	29,382
Central Japan Railway Co.	8,800	1,410,387
Chiba Bank, Ltd. (The)	40,000	174,126
Chubu Electric Power Co., Inc.	38,800	547,592
Chugai Pharmaceutical Co., Ltd.	14,500	1,677,589
Chugoku Electric Power Co., Inc. (The)Δ	3,100	43,252
Coca-Cola Bottlers Japan Holdings, Inc.	26,600	545,925
Concordia Financial Group, Ltd.	55,000	160,085
Credit Saison Co., Ltd.	2,000	23,204
CyberAgent, Inc.Δ	5,700	220,909
Dai Nippon Printing Co., Ltd.	10,500	223,137
Daicel Corporation	3,100	22,553
Daifuku Co., Ltd.Δ	5,500	344,676
Dai-ichi Life Holdings, Inc.	59,800	710,133
Daiichi Sankyo Co., Ltd.	28,700	1,971,020
Daikin Industries, Ltd.	11,800	1,424,426
Daito Trust Construction Co., Ltd.	3,500	325,022
Daiwa House Industry Co., Ltd.	24,600	607,800
Daiwa House REIT Investment Corporation	101	247,543
Daiwa Securities Group, Inc.	49,000	189,351
Denso Corporation	23,900	763,712
Dentsu Group, Inc.	10,700	206,745
Disco Corporation	1,500	291,829
East Japan Railway Co.	17,000	1,286,397
Eisai Co., Ltd.	13,800	1,009,435
Electric Power Development Co., Ltd.	8,700	174,363
FamilyMart Co., Ltd.	15,400	276,521
	Shares	Value
FANUC Corporation	9,700	$1,296,171
Fast Retailing Co., Ltd.	2,900	1,183,322
Fuji Electric Co., Ltd.Δ	2,700	60,540
FUJIFILM Holdings Corporation	21,200	1,044,727
Fujitsu, Ltd.	10,600	954,728
Fukuoka Financial Group, Inc.	5,700	75,191
GMO Payment Gateway, Inc.	4,000	280,342
Hakuhodo DY Holdings, Inc.	25,700	259,312
Hamamatsu Photonics KK	1,200	48,762
Hankyu Hanshin Holdings, Inc.	13,100	440,098
Hikari Tsushin, Inc.	1,200	200,800
Hino Motors, Ltd.	2,100	11,200
Hirose Electric Co., Ltd.	605	62,371
Hisamitsu Pharmaceutical Co., Inc.Δ	3,300	153,134
Hitachi Chemical Co., Ltd.	8,300	353,193
Hitachi Construction Machinery Co., Ltd.Δ	7,500	150,420
Hitachi High-Tech Corporation	600	44,323
Hitachi Metals, Ltd.	2,000	20,993
Hitachi, Ltd.	45,600	1,309,924
Honda Motor Co., Ltd.	77,400	1,731,937
Hoshizaki Corporation	2,100	157,084
Hoya Corporation	18,800	1,598,593
Hulic Co., Ltd.	26,200	265,146
Idemitsu Kosan Co., Ltd.Δ	8,736	199,388
IHI Corporation	3,400	39,595
Iida Group Holdings Co., Ltd.	2,500	34,553
Inpex Corporation	43,600	244,599
Isetan Mitsukoshi Holdings, Ltd.Δ	12,100	70,202
Isuzu Motors, Ltd.	18,100	119,784
ITOCHU Corporation	68,300	1,413,442
J. Front Retailing Co., Ltd.	17,300	142,783
Japan Airlines Co., Ltd.	6,100	112,102
Japan Airport Terminal Co., Ltd.Δ	400	15,373
Japan Exchange Group, Inc.	17,100	300,087
Japan Post Holdings Co., Ltd.	91,500	715,769
Japan Prime Realty Investment Corporation REIT	9	27,192
Japan Real Estate Investment Corporation REIT	46	270,401
Japan Retail Fund Investment Corporation REIT	40	45,471
JFE Holdings, Inc.	23,900	154,874
JGC Holdings CorporationΔ	11,500	91,793
JSR Corporation	2,200	40,210
JTEKT CorporationΔ	2,600	17,560
JXTG Holdings, Inc.	137,150	467,323
Kajima Corporation	17,500	178,877
Kakaku.com, Inc.Δ	3,900	71,329
Kansai Electric Power Co., Inc. (The)Δ	34,300	381,790
Kansai Paint Co., Ltd.Δ	12,800	242,790
Kao Corporation	24,200	1,971,531
KDDI Corporation	81,200	2,398,534
Keihan Holdings Co., Ltd.	400	17,743
Keikyu CorporationΔ	14,200	238,906
Keio Corporation	7,300	430,944
Keisei Electric Railway Co., Ltd.	1,500	43,347
Keyence Corporation	8,800	2,829,311

See Notes to Schedules of Investments.

	Shares	Value
Kikkoman Corporation	13,800	$585,113
Kintetsu Group Holdings Co., Ltd.Δ	11,300	522,989
Kobayashi Pharmaceutical Co., Ltd.	2,300	212,798
Koito Manufacturing Co., Ltd.	4,300	144,563
Komatsu, Ltd.	50,300	814,026
Konami Holdings Corporation	5,500	168,699
Konica Minolta, Inc.	23,900	96,290
Kose Corporation	1,400	173,238
Kubota Corporation	59,800	760,599
Kuraray Co., Ltd.	7,300	73,448
KuritaWater Industries, Ltd.	900	20,648
Kyocera Corporation	16,300	961,876
Kyowa Kirin Co., Ltd.	29,300	654,840
Kyushu Electric Power Co., Inc.	24,000	192,486
Kyushu Railway Co.	11,000	315,980
Lawson, Inc.	3,900	214,070
LINE Corporation*	5,200	251,058
Lion Corporation	11,600	247,385
LIXIL Group Corporation	11,900	146,622
M3, Inc.	17,400	513,250
Makita CorporationΔ	7,900	240,980
Marubeni Corporation	64,200	318,629
Marui Group Co., Ltd.	6,200	103,718
Maruichi Steel Tube, Ltd.Δ	400	9,580
Mazda Motor Corporation	20,700	109,314
McDonald’s Holdings Co. Japan, Ltd.	5,400	243,550
Medipal Holdings Corporation	4,500	84,087
MEIJI Holdings Co., Ltd.	8,000	566,929
MINEBEA MITSUMI, Inc.	13,700	202,355
MISUMI Group, Inc.Δ	9,900	214,146
Mitsubishi Chemical Holdings Corporation	60,200	357,469
Mitsubishi Corporation	63,100	1,334,706
Mitsubishi Electric Corporation	91,900	1,122,670
Mitsubishi Estate Co., Ltd.	63,800	942,272
Mitsubishi Gas Chemical Co., Inc.	5,500	59,350
Mitsubishi Heavy Industries, Ltd.	13,700	345,266
Mitsubishi Materials CorporationΔ	3,100	63,374
Mitsubishi Motors CorporationΔ	37,400	105,376
Mitsubishi UFJ Financial Group, Inc.	620,000	2,319,764
Mitsubishi UFJ Lease & Finance Co., Ltd.	38,900	190,408
Mitsui & Co., Ltd.	81,900	1,137,076
Mitsui Chemicals, Inc.Δ	9,400	176,928
Mitsui Fudosan Co., Ltd.	49,800	862,273
Mizuho Financial Group, Inc.	1,187,900	1,362,853
MonotaRO Co., Ltd.	4,000	105,686
MS&AD Insurance Group Holdings, Inc.	18,400	513,381
Murata Manufacturing Co., Ltd.	27,700	1,377,099
Nagoya Railroad Co., Ltd.	1,600	44,985
NEC Corporation	15,600	568,046
Nexon Co., Ltd.	18,700	305,574
NGK Insulators, Ltd.Δ	11,900	154,876
NGK Spark Plug Co., Ltd.	4,500	63,078
NH Foods, Ltd.	6,500	226,204
Nidec Corporation	20,800	1,071,918
Nikon CorporationΔ	13,200	121,153
	Shares	Value
Nintendo Co., Ltd.	5,500	$2,137,595
Nippon Building Fund, Inc. REIT	44	295,986
Nippon Express Co., Ltd.	4,000	195,115
Nippon Paint Holdings Co., Ltd.Δ	7,300	379,981
Nippon Prologis REIT, Inc.	121	304,447
Nippon Steel Corporation	49,400	421,101
Nippon Telegraph & Telephone Corporation	72,000	1,721,997
Nissan Chemical Corporation	5,900	213,682
Nissan Motor Co., Ltd.	143,600	480,444
Nisshin Seifun Group, Inc.Δ	15,300	255,239
Nissin Foods Holdings Co., Ltd.	4,300	356,844
Nitori Holdings Co., Ltd.	5,200	702,733
Nitto Denko CorporationΔ	7,100	315,375
Nomura Holdings, Inc.	160,800	678,592
Nomura Real Estate Master Fund, Inc. REIT	184	234,033
Nomura Research Institute, Ltd.	17,157	362,403
NSK, Ltd.	22,800	145,126
NTT Data Corporation	29,300	280,476
NTT DOCOMO, Inc.	60,100	1,879,514
Obayashi Corporation	26,400	224,018
Obic Co., Ltd.	2,600	338,753
Odakyu Electric Railway Co., Ltd.Δ	9,000	197,651
Oji Holdings CorporationΔ	31,000	164,801
Olympus Corporation	54,000	778,426
Omron Corporation	12,000	620,432
Ono Pharmaceutical Co., Ltd.	29,800	684,817
Oracle Corporation	700	61,056
Oriental Land Co., Ltd.	11,700	1,493,588
ORIX Corporation	76,900	917,468
Orix JREIT, Inc.	119	156,516
Osaka Gas Co., Ltd.	14,000	262,887
Otsuka Corporation	6,900	294,151
Otsuka Holdings Co., Ltd.	22,100	862,306
Pan Pacific International Holdings Corporation	18,400	348,447
Panasonic Corporation	112,600	852,428
Park24 Co., Ltd.	7,600	112,037
PeptiDream, Inc.Δ*	5,900	205,374
Persol Holdings Co., Ltd.Δ	9,400	94,057
Pigeon CorporationΔ	6,500	248,854
Pola Orbis Holdings, Inc.	7,300	134,206
Rakuten, Inc.Δ	35,400	266,883
Recruit Holdings Co., Ltd.	71,500	1,846,937
Renesas Electronics CorporationΔ*	45,200	160,780
Resona Holdings, Inc.	92,600	277,643
Ricoh Co., Ltd.	52,300	381,857
Rinnai CorporationΔ	2,600	183,275
Rohm Co., Ltd.	3,100	168,275
Ryohin Keikaku Co., Ltd.	11,000	122,327
Santen Pharmaceutical Co., Ltd.	34,300	588,649
SBI Holdings, Inc.	9,400	136,961
Secom Co., Ltd.	11,500	951,145
Seibu Holdings, Inc.	13,200	145,507
Seiko Epson Corporation	17,200	185,123
Sekisui Chemical Co., Ltd.	16,800	221,325
Sekisui House, Ltd.	31,600	521,148
See Notes to Schedules of Investments.

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Seven & i Holdings Co., Ltd.	40,100	$1,324,298
Seven Bank, Ltd.	4,800	12,388
Sharp Corporation	9,500	98,615
Shimadzu Corporation	15,100	394,083
Shimamura Co., Ltd.	200	12,087
Shimano, Inc.	3,200	456,363
Shimizu Corporation	26,800	208,553
Shin-Etsu Chemical Co., Ltd.	17,900	1,759,341
Shinsei Bank, Ltd.	400	5,298
Shionogi & Co., Ltd.Δ	19,000	935,930
Shiseido Co., Ltd.	23,000	1,351,766
Shizuoka Bank, Ltd. (The)	5,000	30,359
Showa Denko KK	5,600	114,890
SMC Corporation	3,000	1,257,731
Softbank Corporation	70,500	898,078
SoftBank Group Corporation	78,300	2,772,007
Sohgo Security Services Co., Ltd.	600	29,124
Sompo Holdings, Inc.	13,600	419,205
Sony Corporation	61,800	3,660,635
Sony Financial Holdings, Inc.	4,600	77,242
Square Enix Holdings Co., Ltd.	4,200	187,638
Stanley Electric Co., Ltd.Δ	7,300	143,289
Subaru Corporation	30,200	577,275
SUMCO Corporation	14,200	180,437
Sumitomo Chemical Co., Ltd.	51,000	150,677
Sumitomo Corporation	45,500	518,893
Sumitomo Dainippon Pharma Co., Ltd.	12,500	162,267
Sumitomo Electric Industries, Ltd.	34,000	355,231
Sumitomo Heavy Industries, Ltd.	9,500	169,969
Sumitomo Metal Mining Co., Ltd.	9,900	202,401
Sumitomo Mitsui Financial Group, Inc.	65,400	1,588,788
Sumitomo Mitsui Trust Holdings, Inc.	13,800	396,476
Sumitomo Realty & Development Co., Ltd.	18,000	439,521
Sumitomo Rubber Industries, Ltd.	15,700	147,467
Sundrug Co., Ltd.	6,600	211,492
Suntory Beverage & Food, Ltd.	26,800	1,012,743
Suzuken Co., Ltd.	1,900	69,031
Suzuki Motor CorporationΔ	19,400	461,938
Sysmex CorporationΔ	7,300	528,337
T&D Holdings, Inc.Δ	22,500	182,399
Taiheiyo Cement Corporation	7,100	120,936
Taisei Corporation	11,000	335,479
Taisho Pharmaceutical Holdings Co., Ltd.Δ	5,400	331,448
Taiyo Nippon Sanso CorporationΔ	1,200	17,756
Takeda Pharmaceutical Co., Ltd.	84,536	2,573,962
TDK Corporation	7,200	553,602
Teijin, Ltd.	2,600	43,979
Terumo Corporation	35,700	1,223,131
THK Co., Ltd.	9,100	183,353
Tobu Railway Co., Ltd.	10,900	380,268
Toho Co., Ltd.	2,900	88,673
Toho Gas Co., Ltd.Δ	300	13,524
Tohoku Electric Power Co., Inc.Δ	19,200	184,567
Tokio Marine Holdings, Inc.	32,100	1,468,722
	Shares	Value
Tokyo Century CorporationΔ	2,400	$75,098
Tokyo Electric Power Co. Holdings, Inc.*	56,100	195,157
Tokyo Electron, Ltd.	7,700	1,435,076
Tokyo Gas Co., Ltd.	20,300	478,334
Tokyu Corporation	36,400	572,005
Tokyu Fudosan Holdings Corporation	34,600	166,187
Toppan Printing Co., Ltd.	14,000	213,752
Toray Industries, Inc.	85,700	370,955
Toshiba Corporation	25,300	554,534
Tosoh Corporation	16,800	189,859
TOTO, Ltd.Δ	6,700	221,021
Toyo Seikan Group Holdings, Ltd.	2,300	26,237
Toyo Suisan Kaisha, Ltd.	4,200	202,997
Toyoda Gosei Co., Ltd.	500	8,509
Toyota Industries CorporationΔ	5,300	252,703
Toyota Motor Corporation	113,916	6,865,139
Toyota Tsusho Corporation	7,800	182,203
Trend Micro, Inc.	4,300	212,344
Tsuruha Holdings, Inc.Δ	1,900	250,510
Unicharm Corporation	30,400	1,137,989
United Urban Investment Corporation REIT	156	156,072
USS Co., Ltd.	5,700	78,161
Welcia Holdings Co., Ltd.	2,300	161,497
West Japan Railway Co.	7,800	533,481
Yakult Honsha Co., Ltd.Δ	11,800	695,138
Yamada Denki Co., Ltd.	7,600	30,271
Yamaha Corporation	5,400	209,279
Yamaha Motor Co., Ltd.	10,200	122,654
Yamato Holdings Co., Ltd.Δ	10,600	165,584
Yamazaki Baking Co., Ltd.	7,200	150,068
Yaskawa Electric Corporation	9,000	244,716
Yokogawa Electric Corporation	2,500	29,907
Yokohama Rubber Co., Ltd. (The)	1,000	12,397
Z Holdings Corporation	146,400	466,746
ZOZO, Inc.Δ	5,700	76,502
		146,744,379
Jersey — 0.6%
Experian PLC	47,391	1,317,060
Ferguson PLC	15,304	946,284
Glencore PLC*	516,891	782,340
WPP PLC	75,700	514,679
		3,560,363
Netherlands — 4.7%
ABN AMRO Bank NV CVA 144A	19,173	155,584
Adyen NV 144A*	790	671,417
Aegon NV	91,686	228,977
AerCap Holdings NV*	7,106	161,946
Airbus SE	28,116	1,812,973
Akzo Nobel NV	11,693	769,034
ArcelorMittal SA	27,312	257,838
ASML Holding NV	21,044	5,547,512
CNH Industrial NVΔ	43,467	247,557
EXOR NV	4,203	216,619
Ferrari NV	4,491	691,771

See Notes to Schedules of Investments.

	Shares	Value
Fiat Chrysler Automobiles NV	57,382	$409,635
ING Groep NV	221,110	1,132,989
Just Eat Takeaway.com NV 144AΔ*	5,460	412,901
Koninklijke Ahold Delhaize NV	67,756	1,578,482
Koninklijke DSM NV	9,439	1,061,783
Koninklijke KPN NV	232,251	555,408
Koninklijke Philips NV	48,889	2,007,254
Koninklijke Vopak NV	1,980	103,970
NN Group NV	19,451	528,596
NXP Semiconductor NV	13,293	1,102,388
Prosus NV*	26,477	1,844,074
QIAGEN NVΔ*	14,497	585,348
Randstad NV	7,963	281,030
STMicroelectronics NV	30,848	663,127
Unibail-Rodamco-Westfield REITΔ	6,095	349,405
Unilever NV	75,938	3,732,451
Wolters Kluwer NV	17,980	1,272,699
		28,382,768
New Zealand — 0.3%
a2 Milk Co., Ltd.*	45,565	465,475
Auckland International Airport, Ltd.	67,484	201,083
Fisher & Paykel Healthcare Corporation, Ltd.	24,725	449,463
Fletcher Building, Ltd.	50,457	105,015
Meridian Energy, Ltd.	83,938	200,327
Spark New Zealand, Ltd.	86,942	211,597
		1,632,960
Norway — 0.6%
Aker BP ASAΔ	5,224	65,528
DNB ASA	42,506	473,556
Equinor ASA	57,972	722,687
Gjensidige Forsikring ASA*	19,578	333,398
Mowi ASA	26,051	393,877
Norsk Hydro ASA	56,215	121,209
Orkla ASA	60,619	519,366
Schibsted ASA, B Shares	13,134	237,592
Telenor ASA	35,082	512,749
Yara International ASA	5,948	188,070
		3,568,032
Papua New Guinea — 0.0%
Oil Search, Ltd.	54,263	78,695
Portugal — 0.2%
EDP - Energias de Portugal SA	199,200	801,458
Galp Energia SGPS SA	27,004	308,823
Jeronimo Martins SGPS SA	14,871	268,409
		1,378,690
Singapore — 1.2%
Ascendas REIT	144,607	286,324
CapitaLand Commercial Trust REIT	41,879	44,939
CapitaLand Mall Trust REIT	117,500	147,329
CapitaLand, Ltd.	199,700	400,185
City Developments, Ltd.	37,300	189,136
ComfortDelGro Corporation, Ltd.	29,600	31,519
Dairy Farm International Holdings, Ltd.	17,300	79,571
	Shares	Value
DBS Group Holdings, Ltd.	87,612	$1,143,175
Hongkong Land Holdings, Ltd.	42,500	159,008
Jardine Cycle & Carriage, Ltd.	8,811	121,144
Jardine Matheson Holdings, Ltd.	9,200	463,054
Jardine Strategic Holdings, Ltd.	7,400	165,380
Keppel Corporation, Ltd.	55,600	206,794
Oversea-Chinese Banking Corporation, Ltd.	196,243	1,189,022
SATS, Ltd.	9,200	20,450
Singapore Airlines, Ltd.Δ	93,900	381,152
Singapore Exchange, Ltd.	7,800	50,236
Singapore Press Holdings, Ltd.Δ	116,700	150,894
Singapore Technologies Engineering, Ltd.	16,100	35,224
Singapore Telecommunications, Ltd.	353,400	630,015
Suntec REIT	26,900	23,525
United Overseas Bank, Ltd.	53,959	740,320
UOL Group, Ltd.	7,561	34,689
Venture Corporation, Ltd.	10,300	98,119
Wilmar International, Ltd.	188,000	425,145
Yangzijiang Shipbuilding Holdings, Ltd.	88,700	51,467
		7,267,816
Spain — 2.4%
ACS Actividades de Construccion y Servicios SAΔ	16,162	320,967
Aena SME SA 144A	3,930	426,383
Amadeus IT Group SA	22,411	1,054,861
Banco Bilbao Vizcaya Argentaria SA	362,375	1,122,114
Banco de Sabadell SAΔ	172,284	87,127
Banco Santander SA	811,780	1,931,081
Bankia SA	11,453	12,489
Bankinter SA	24,002	87,070
CaixaBank SA	130,072	240,712
Cellnex Telecom SA 144AΔ*	11,970	542,989
Enagas SA	10,800	213,054
Endesa SA	13,556	286,850
Ferrovial SAΔ	27,393	650,221
Grifols SAΔ	11,220	375,392
Iberdrola SA	320,149	3,131,382
Industria de Diseno Textil SA	55,596	1,440,695
Mapfre SA	10,729	18,201
Naturgy Energy Group SAΔ	9,739	170,859
Red Electrica Corporation SA	14,624	262,786
Repsol SA	79,833	712,211
Siemens Gamesa Renewable Energy SAΔ	6,866	101,316
Telefonica SA	228,227	1,038,682
		14,227,442
Sweden — 2.4%
Alfa Laval AB	9,705	166,159
Assa Abloy AB, B Shares	55,581	1,037,626
Atlas Copco AB, A Shares	37,852	1,258,740
Atlas Copco AB, B Shares	15,381	447,423
Boliden ABΔ	9,794	175,703
Electrolux AB, Series B	13,970	172,581
Epiroc AB, A Shares	8,156	80,593
See Notes to Schedules of Investments.

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Epiroc AB, B Shares	46,082	$454,217
Essity AB, B Shares	39,754	1,217,808
Hennes & Mauritz AB, B SharesΔ	37,981	486,035
Hexagon AB, B Shares	13,938	589,371
Husqvarna AB, B Shares	23,565	117,229
ICA Gruppen AB	5,526	230,796
Industrivarden AB, C Shares	8,930	170,987
Investor AB, B Shares	39,998	1,804,457
Kinnevik AB Class B	8,239	134,373
L E Lundbergforetagen AB, B Shares	660	26,755
Lundin Petroleum AB	8,084	152,598
Millicom International Cellular SA SDR	3,847	106,883
Sandvik AB	58,653	825,053
Securitas AB, B Shares	14,981	160,933
Skandinaviska Enskilda Banken AB, A Shares*	83,522	559,352
Skanska AB, B Shares*	13,311	200,319
SKF AB, B SharesΔ	13,321	181,527
Svenska Handelsbanken AB, A SharesΔ*	65,615	541,134
Swedbank AB, A Shares	47,217	520,767
Tele2 AB, B Shares	19,177	255,496
Telefonaktiebolaget LM Ericsson, B SharesΔ	152,650	1,235,696
Telia Co. AB	126,527	452,888
Volvo AB, B Shares	76,978	914,956
		14,678,455
Switzerland — 10.4%
ABB, Ltd.Δ	91,674	1,593,389
Adecco Group AG	8,557	337,203
Alcon, Inc.*	19,678	1,008,118
Baloise Holding AG	1,016	132,458
Barry Callebaut AG	273	546,423
Chocoladefabriken Lindt & Spruengli AG	7	607,560
Chocoladefabriken Lindt & Spruengli AG (Swiss Exchange)	120	1,007,217
Cie Financiere Richemont SA	30,015	1,604,418
Clariant AG*	5,445	90,628
Coca-Cola HBC AG*	37,576	805,866
Credit Suisse Group AG*	124,795	1,007,265
Dufry AG*	1,201	36,859
EMS-Chemie Holding AG	209	130,348
Geberit AG	1,465	641,933
Givaudan SA	428	1,316,946
Julius Baer Group, Ltd.*	11,052	370,214
Kuehne + Nagel International AG	1,638	223,129
LafargeHolcim, Ltd.*	1,494	53,822
LafargeHolcim, Ltd. (Swiss Exchange)*	19,045	695,019
Lonza Group AG*	3,814	1,568,789
Nestle SA	148,986	15,251,368
Novartis AG	113,732	9,382,758
Pargesa Holding SA	251	16,572
Partners Group Holding AG	623	426,547
Roche Holding AG	36,735	11,819,193
Schindler Holding AG	838	175,454
	Shares	Value
Schindler Holding AG (Swiss Exchange)Δ	2,186	$478,248
SGS SA	263	606,603
Sika AG	6,515	1,069,847
Sonova Holding AG	2,427	432,769
Straumann Holding AGΔ	601	439,394
Swatch Group AG (The)	1,344	263,959
Swatch Group AG (The) (Swiss Exchange)	15,046	582,503
Swiss Life Holding AG	1,166	391,363
Swiss Prime Site AG	4,727	460,081
Swiss Re AG	14,300	1,101,084
Swisscom AGΔ	1,391	744,854
Temenos AG*	3,832	499,500
UBS Group AG*	188,589	1,728,629
Vifor Pharma AG	2,839	388,397
Zurich Insurance Group AG	7,246	2,545,568
		62,582,295
United Kingdom — 13.0%
3i Group PLC	54,344	526,573
Admiral Group PLC	16,537	455,431
Anglo American PLC	52,533	920,568
Antofagasta PLC	23,560	225,009
Ashtead Group PLC	21,261	459,534
Associated British Foods PLC	28,326	634,494
AstraZeneca PLC	67,126	5,980,852
Auto Trader Group PLC 144A	48,519	262,187
Aviva PLC	201,169	661,394
BAE Systems PLC	180,364	1,158,843
Barclays PLC	927,489	1,054,029
Barratt Developments PLC	50,118	270,904
Berkeley Group Holdings PLC	6,733	300,518
BHP Group PLC	110,955	1,721,984
BP PLC	1,010,534	4,144,144
British Land Co. PLC (The) REIT	38,543	160,732
BT Group PLC	453,308	659,367
Bunzl PLC	22,304	446,451
Burberry Group PLC	26,208	426,004
Carnival PLC	15,573	185,877
Centrica PLC	288,146	135,772
Coca-Cola European Partners PLC	29,712	1,115,091
Compass Group PLC	87,542	1,363,914
Croda International PLC	8,758	462,051
Direct Line Insurance Group PLC	64,437	235,240
easyJet PLC	11,091	76,856
Evraz PLC	40,533	115,970
G4S PLC	106,286	120,890
GlaxoSmithKline PLC	271,005	5,085,183
Halma PLC	16,991	399,052
Hargreaves Lansdown PLC	13,678	232,401
HSBC Holdings PLC	1,014,717	5,696,389
Informa PLC	87,112	474,474
InterContinental Hotels Group PLC	14,742	627,173
Intertek Group PLC	8,134	475,230
ITV PLC	231,678	190,123
J Sainsbury PLC	118,172	305,759
JD Sports Fashion PLC	19,923	111,584

See Notes to Schedules of Investments.

	Shares	Value
Johnson Matthey PLC	6,759	$148,928
Kingfisher PLC	173,177	304,187
Land Securities Group PLC REIT	42,490	293,008
Legal & General Group PLC	311,903	736,933
Lloyds Banking Group PLC	3,505,062	1,370,310
London Stock Exchange Group PLC	15,493	1,385,939
M&G PLC*	116,852	162,542
Marks & Spencer Group PLC	94,323	114,342
Meggitt PLC	30,413	109,325
Melrose Industries PLC	264,795	294,249
Micro Focus International PLC	13,331	65,783
Mondi PLC	32,296	545,015
National Grid PLC	233,974	2,733,817
Next PLC	7,706	386,601
NMC Health PLC†††	5,827	67,919
Ocado Group PLC*	22,804	342,066
Pearson PLC	41,042	280,976
Persimmon PLC	14,726	348,103
Prudential PLC	130,037	1,629,344
Reckitt Benckiser Group PLC	40,801	3,108,041
RELX PLC	105,410	2,249,706
Rentokil Initial PLC	101,023	482,484
Rio Tinto PLC	55,193	2,530,173
Rolls-Royce Holdings PLC*	96,721	408,787
Royal Bank of Scotland Group PLC	286,152	394,568
Royal Dutch Shell PLC, A Shares	212,406	3,690,274
Royal Dutch Shell PLC, B Shares	190,228	3,190,896
RSA Insurance Group PLC	43,200	225,435
Sage Group PLC (The)	68,811	500,362
Schroders PLC	6,913	211,344
Segro PLC REIT	55,077	520,664
Severn Trent PLC	9,681	274,040
Smith & Nephew PLC	46,538	819,837
Smiths Group PLC	15,525	234,073
Spirax-Sarco Engineering PLC	3,375	338,826
SSE PLC	73,551	1,181,895
St. James’s Place PLC	18,780	175,366
Standard Chartered PLC	155,394	859,141
Standard Life Aberdeen PLC	114,480	315,943
Taylor Wimpey PLC	203,676	293,082
Tesco PLC	462,243	1,305,387
Unilever PLC	57,888	2,919,303
United Utilities Group PLC	27,605	309,008
Vodafone Group PLC	1,284,807	1,777,460
	Shares	Value
Weir Group PLC (The)	10,978	$97,640
Whitbread PLC	10,221	378,806
Wm Morrison Supermarkets PLC	146,161	319,311
		78,309,286
Total Foreign Common Stocks (Cost $675,479,925)		551,946,514
FOREIGN PREFERRED STOCKS — 0.5%
Germany — 0.5%
Henkel AG & Co. KGaA
2.38%◊	11,912	952,741
Porsche Automobil Holding SE
7.00%◊	9,371	391,712
Sartorius AG
0.31%◊	1,809	432,488
Volkswagen AG
5.28%◊	9,233	1,063,611
		2,840,552
Total Foreign Preferred Stocks (Cost $3,718,549)		2,840,552
MONEY MARKET FUNDS — 7.6%
GuideStone Money Market Fund, 0.46% (Institutional Class)Ø∞	34,495,262	34,495,262
Northern Institutional Liquid Assets Portfolio (Shares), 0.71%Ø§	11,139,156	11,139,156
Total Money Market Funds (Cost $45,634,418)		45,634,418

	Par
U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bill
1.52%, 05/07/20Ω‡‡ (Cost $1,198,169)	$1,200,000	1,199,935
TOTAL INVESTMENTS — 100.2% (Cost $726,310,721)		601,843,633
Liabilities in Excess of Other Assets — (0.2)%		(1,405,434)
NET ASSETS — 100.0%		$600,438,199
Futures Contracts outstanding at March 31, 2020:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
MSCI EAFE Index E-Mini	06/2020	579	$45,141,735	$4,149,448
See Notes to Schedules of Investments.

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
VALUATION HIERARCHY
The following is a summary of the inputs used, as of March 31, 2020, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stock	$222,214	$222,214	$—	$—
Foreign Common Stocks:
Ireland	3,908,395	1,086,575	2,821,820	—
Israel	2,917,518	1,430,997	1,486,521	—
Japan	146,744,379	161,497	146,582,882	—
Netherlands	28,382,768	5,637,872	22,744,896	—
United Kingdom	78,309,286	1,115,091	77,126,276	67,919
Other^^	291,684,168	—	291,684,168	—
Total Foreign Common Stocks	551,946,514	9,432,032	542,446,563	67,919
Foreign Preferred Stocks	2,840,552	—	2,840,552	—
Money Market Funds	45,634,418	45,634,418	—	—
U.S. Treasury Obligation	1,199,935	—	1,199,935	—
Total Assets - Investments in Securities	$601,843,633	$55,288,664	$546,487,050	$67,919
Other Financial Instruments***
Futures Contracts	$4,149,448	$4,149,448	$—	$—
Total Assets - Other Financial Instruments	$4,149,448	$4,149,448	$ —	$ —

^^	Classifications as defined in the Schedule of Investments.
***	Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" disclosure.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended March 31, 2020.

See Notes to Schedules of Investments.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)
	Shares	Value
COMMON STOCKS — 2.8%
Consumer Discretionary — 1.7%
Lululemon Athletica, Inc.*	35,005	$6,635,198
MercadoLibre, Inc.*	9,215	4,502,264
Trip.com Group, Ltd. ADR*	27,300	640,185
Yum China Holdings, Inc.	120,135	5,121,355
		16,899,002
Health Care — 1.1%
Mettler-Toledo International, Inc.*	6,570	4,536,651
ResMed, Inc.	47,925	7,058,873
		11,595,524
Real Estate — 0.0%
Brookfield Property REIT, Inc. Class AΔ	942	7,998
Total Common Stocks (Cost $27,296,369)		28,502,524
FOREIGN COMMON STOCKS — 92.3%
Australia — 3.2%
Afterpay, Ltd.*	48,194	560,421
AGL Energy, Ltd.	15,825	165,614
AMP, Ltd.*	1,281,111	1,046,211
Ansell, Ltd.	16,842	278,902
ASX, Ltd.‡‡	2,303	108,104
Aurizon Holdings, Ltd.	212,600	550,968
AusNet Services	46,798	49,138
Australia & New Zealand Banking Group, Ltd.‡‡	44,157	463,092
BHP Group, Ltd.‡‡	46,115	836,586
BlueScope Steel, Ltd.‡‡	287,237	1,503,836
Brambles, Ltd.	228,497	1,476,946
Caltex Australia, Ltd.	9,191	124,104
CIMIC Group, Ltd.‡‡	72,850	1,031,796
Coca-Cola Amatil, Ltd.	42,215	227,846
Coles Group, Ltd.	27,241	253,697
CSL, Ltd.	52,059	9,436,820
Dexus REIT‡‡	79,685	441,582
Evolution Mining, Ltd.‡‡	305,076	713,005
Fortescue Metals Group, Ltd.‡‡	376,195	2,305,408
Goodman Group REIT‡‡	74,732	547,761
GPT Group (The) REITΨ†††*	63,198	—
GPT Group (The) REIT (Athens Exchange)	154,301	342,804
Iluka Resources, Ltd.	106,616	450,849
Lendlease Group	32,482	203,655
Magellan Financial Group, Ltd.	2,369	62,830
Medibank Pvt., Ltd.	30,158	49,595
Mirvac Group REIT‡‡	418,072	531,158
Newcrest Mining, Ltd.‡‡	20,705	284,336
Northern Star Resources, Ltd.	9,281	60,122
Orica, Ltd.	129,817	1,215,246
Qantas Airways, Ltd.	106,048	206,328
QBE Insurance Group, Ltd.	558,096	2,907,119
Rio Tinto, Ltd.‡‡	4,796	247,087
Santos, Ltd.	39,923	81,992
	Shares	Value
Scentre Group REIT‡‡	310,945	$297,831
Sonic Healthcare, Ltd.	8,561	128,670
South32, Ltd.	771,519	851,687
Stockland REIT‡‡	248,994	382,882
Sydney Airport	26,029	89,933
Telstra Corporation, Ltd.	143,234	268,872
Transurban Group	49,870	371,464
Vicinity Centres REIT‡‡	420,907	263,294
Wesfarmers, Ltd.	26,696	565,694
WiseTech Global, Ltd.	27,867	289,705
		32,274,990
Austria — 0.1%
ams AG*	48,582	474,864
CA Immobilien Anlagen AG	762	25,985
IMMOFINANZ AG*	2,206	39,947
Verbund AG	5,273	190,177
		730,973
Belgium — 0.7%
Ackermans & van Haaren NV	378	49,053
Ageas‡‡	22,224	926,119
Colruyt SA	1,119	60,659
Galapagos NV*	4,520	887,626
Groupe Bruxelles Lambert SA‡‡	1,870	147,134
KBC Group NV	75,346	3,418,839
Proximus SADP	2,401	55,138
Sofina SAΔ	236	47,993
UCB SA	12,165	1,040,864
		6,633,425
Canada — 2.0%
Canadian National Railway Co.Δ	60,097	4,665,330
Canadian Pacific Railway, Ltd.	33,265	7,304,662
Cenovus Energy, Inc.	345,299	696,830
Open Text Corporation	26,900	940,630
Shopify, Inc. Class AΔ*	13,985	5,830,766
Waste Connections, Inc.	4,429	343,670
		19,781,888
China — 0.8%
Alibaba Group Holding, Ltd. ADR*	730	141,971
Baidu, Inc. ADR*	9,695	977,159
Tencent Holdings, Ltd.	144,500	7,142,290
		8,261,420
Denmark — 1.5%
Coloplast A/S Class B	3,486	505,562
Danske Bank A/S	12,095	134,610
DSV Panalpina A/SΔ	46,708	4,247,115
FLSmidth & Co. A/S*	8,996	201,630
Genmab A/S‡‡*	5,528	1,110,402
GN Store Nord A/S‡‡	40,109	1,778,358
H Lundbeck A/S	20,699	607,772
ISS A/SΔ	275,027	3,762,513
Orsted A/S 144A	4,219	413,030
Pandora A/S‡‡	43,123	1,385,591

See Notes to Schedules of Investments.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Rockwool International A/S, B Shares‡‡	4,876	$878,262
Tryg A/S	10,589	257,734
		15,282,579
Finland — 0.4%
Elisa OYJ	665	41,046
Fortum OYJ‡‡	40,950	595,702
Huhtamaki OYJ	2,651	84,878
Kesko OYJ, B Shares	1,633	92,344
Nokia OYJ	84,123	259,087
Orion OYJ Class B‡‡	20,733	843,756
Sampo OYJ, A Shares	7,887	227,531
Stora Enso OYJ, R Shares	9,029	90,280
UPM-Kymmene OYJ‡‡Δ	54,595	1,488,638
		3,723,262
France — 8.4%
Accor SA	70,300	1,888,684
Aeroports de Paris	401	38,739
Air Liquide SA	42,304	5,400,000
Alstom SA	2,693	111,200
Amundi SA 144A	1,133	65,555
Arkema SA	1,131	77,219
Atos SE‡‡	20,873	1,390,670
AXA SA	40,762	690,180
BNP Paribas SA‡‡	132,148	3,858,092
Bouygues SA	4,818	139,824
Bureau Veritas SA	43,185	813,990
Capgemini SE‡‡	13,812	1,154,163
Carrefour SA	4,082	64,717
Christian Dior SE	13,709	4,778,325
Cie de St-Gobain‡‡	340,991	8,182,229
Cie Generale des Etablissements Michelin SCA‡‡	1,187	103,963
CNP Assurances‡‡	22,991	222,612
Credit Agricole SA	18,152	128,442
Danone SA	12,735	815,018
Dassault Aviation SA	89	73,086
Dassault Systemes SA	1,157	168,912
Electricite de France SA	24,907	194,761
Engie SA‡‡	241,390	2,471,944
EssilorLuxottica SA	46,595	4,933,236
Eutelsat Communications SA	24,863	258,455
Gecina SA REIT	674	88,692
Hermes International	845	574,948
Ingenico Group	964	100,766
Klepierre REIT‡‡	4,327	82,479
L’Oreal SA	25,560	6,615,207
Natixis SA‡‡	408,489	1,300,727
Orange SA‡‡	100,668	1,218,834
Peugeot SA‡‡	214,893	2,797,753
Publicis Groupe SA‡‡	90,975	2,599,968
Rexel SA	16,005	117,851
Sanofi	165,716	14,346,849
Schneider Electric SE‡‡	107,070	9,049,869
Societe BIC SA	1,239	68,818
Societe Generale SA	256,732	4,205,823
Sodexo SA	614	41,233
	Shares	Value
Sopra Steria Group	1,166	$127,541
SPIE SA	5,982	60,171
Thales SA‡‡	3,821	316,439
TOTAL SA‡‡	44,926	1,692,759
Valeo SA	88,661	1,443,026
		84,873,769
Germany — 8.6%
adidas AG	6,484	1,439,626
Allianz SE	88,002	14,986,527
Aroundtown SA	15,489	77,530
Aurubis AG	1,075	43,747
Bayerische Motoren Werke AG	71,355	3,642,619
Beiersdorf AG	58,753	5,915,888
Brenntag AG	3,610	131,159
Continental AG	142,584	10,165,996
Covestro AG 144A	43,138	1,309,160
Daimler AG	258,657	7,724,580
Deutsche Boerse AG	33,456	4,596,322
Deutsche Lufthansa AG	10,971	102,613
Deutsche Telekom AG	311,524	4,023,470
Deutsche Wohnen SE	7,707	292,085
E.ON SE‡‡	39,702	407,251
Evonik Industries AG	250,883	5,239,248
Fresenius Medical Care AG & Co. KGaA‡‡	38,190	2,492,890
Fresenius SE & Co. KGaA‡‡	5,433	202,285
Hannover Rueck SE	805	113,671
HeidelbergCement AG‡‡	14,960	639,137
Henkel AG & Co. KGaA	6,200	455,439
HOCHTIEF AG	6,514	427,707
HUGO BOSS AG	16,160	404,518
Infineon Technologies AG‡‡	44,238	638,609
KION Group AG	5,859	252,159
MTU Aero Engines AG	489	70,708
Muenchener Rueckversicherungs-Gesellschaft AG‡‡	11,460	2,304,268
Nemetschek SE	1,196	58,302
ProSiebenSat.1 Media SE‡‡	98,004	768,988
Rheinmetall AG‡‡	8,727	606,499
RWE AG‡‡	31,824	832,249
SAP SE	91,785	10,247,609
Siemens AG‡‡	19,095	1,598,922
Siemens Healthineers AG 144A	12,478	482,356
Software AG‡‡	47,875	1,426,848
Talanx AG	1,279	43,033
Telefonica Deutschland Holding AG	21,061	51,707
thyssenkrupp AG*	233,672	1,230,790
Uniper SE	6,650	163,346
Vonovia SE	17,943	892,548
		86,502,409
Hong Kong — 4.7%
AIA Group, Ltd.	1,487,400	13,319,133
China Mobile, Ltd.	1,089,000	8,161,272
CK Asset Holdings, Ltd.	261,000	1,416,105
CK Hutchison Holdings, Ltd.	1,577,500	10,514,289
CK Infrastructure Holdings, Ltd.‡‡	19,500	103,231

See Notes to Schedules of Investments.

	Shares	Value
CLP Holdings, Ltd.	74,500	$682,420
ENN Energy Holdings, Ltd.	8,300	80,404
Hang Lung Properties, Ltd.	25,000	50,413
Hang Seng Bank, Ltd.	10,600	180,595
HK Electric Investments & HK Electric Investments, Ltd.	50,000	48,004
HKT Trust & HKT, Ltd.	38,000	51,682
Hong Kong & China Gas Co., Ltd.	171,000	280,001
Hong Kong Exchanges and Clearing, Ltd.‡‡	19,700	590,198
Kerry Properties, Ltd.	360,500	942,706
Link REIT‡‡	76,200	642,250
MTR Corporation, Ltd.	34,500	177,456
PCCW, Ltd.‡‡	62,000	33,999
Power Assets Holdings, Ltd.	26,500	157,204
WH Group, Ltd. 144A	11,031,825	10,182,474
Yue Yuen Industrial Holdings, Ltd.	109,000	166,563
		47,780,399
India — 1.1%
Axis Bank, Ltd.	144,418	722,044
HDFC Bank, Ltd. ADR	114,140	4,389,825
Tata Consultancy Services, Ltd.	229,287	5,515,969
		10,627,838
Indonesia — 0.0%
PT Bank Mandiri Persero Tbk	1,887,300	536,582
Ireland — 1.6%
Accenture PLC Class A	41,810	6,825,900
Glanbia PLC	4,310	46,917
ICON PLC*	21,440	2,915,840
Kerry Group PLC Class A	3,673	426,160
Kingspan Group PLC	3,022	162,960
Ryanair Holdings PLC ADR*	46,910	2,490,452
STERIS PLC	26,513	3,711,025
		16,579,254
Israel — 0.1%
Amot Investments, Ltd.	3,125	18,342
Azrieli Group, Ltd.	354	20,240
Bank Hapoalim BM	18,785	112,557
Bank Leumi Le-Israel BM	23,213	127,996
Check Point Software Technologies, Ltd.Δ*	3,447	346,562
Elbit Systems, Ltd.	396	51,317
Israel Discount Bank, Ltd. Class A	15,362	44,794
Nice, Ltd.*	1,209	174,816
Paz Oil Co., Ltd.	538	44,930
Shufersal, Ltd.	17,007	96,241
Strauss Group, Ltd.	5,388	141,545
		1,179,340
Italy — 2.3%
A2A SpA‡‡	1,211,543	1,494,737
Azimut Holding SpA‡‡	30,910	439,933
Banca Generali SpA‡‡	23,275	483,642
BPER Banca‡‡	137,854	419,483
Buzzi Unicem SpA	6,357	116,100
Enel SpA‡‡	1,266,774	8,738,015
	Shares	Value
Eni SpA‡‡	673,886	$6,696,725
Hera SpA	13,866	50,166
Intesa Sanpaolo SpA	2,008,837	3,250,421
Leonardo SpA‡‡	113,670	751,492
Recordati SpA	2,783	117,255
Snam SpA	44,354	202,711
Terna Rete Elettrica Nazionale SpA	25,576	160,767
Unipol Gruppo SpA‡‡	47,464	161,865
UnipolSai Assicurazioni SpA	23,763	58,483
		23,141,795
Japan — 18.8%
ABC-Mart, Inc.	1,300	65,063
Activia Properties, Inc. REIT	12	38,953
Advance Residence Investment Corporation REIT	18	52,311
Ajinomoto Co., Inc.	15,300	285,107
Alfresa Holdings Corporation	19,700	366,647
Alps Alpine Co., Ltd.	47,700	459,620
Amada Holdings Co., Ltd.	10,800	84,650
ANA Holdings, Inc.	1,900	46,291
Aozora Bank, Ltd.	16,700	318,706
Astellas Pharma, Inc.	166,900	2,571,488
Bandai Namco Holdings, Inc.	3,800	184,312
Bridgestone Corporation	11,500	352,022
Brother Industries, Ltd.‡‡	63,300	958,772
Calbee, Inc.	9,300	250,978
Canon, Inc.	16,500	358,560
Capcom Co., Ltd.	7,900	247,704
Casio Computer Co., Ltd.	5,400	75,553
Central Japan Railway Co.	2,200	352,597
Chubu Electric Power Co., Inc.	23,400	330,249
Chugai Pharmaceutical Co., Ltd.	3,400	393,366
Chugoku Electric Power Co., Inc. (The)Δ	8,300	115,803
Coca-Cola Bottlers Japan Holdings, Inc.	329,400	6,760,434
COMSYS Holdings Corporation	2,000	51,219
Cosmos Pharmaceutical Corporation	200	47,765
Credit Saison Co., Ltd.	9,500	110,217
Dai Nippon Printing Co., Ltd.	2,700	57,378
Daicel Corporation	11,700	85,118
Daikin Industries, Ltd.	53,500	6,458,203
Daito Trust Construction Co., Ltd.‡‡	1,000	92,863
Daiwa House Industry Co., Ltd.‡‡	9,100	224,837
Daiwa House REIT Investment CorporationΔ	45	110,292
Daiwa Office Investment Corporation REIT	7	38,847
East Japan Railway Co.	6,700	506,992
Ezaki Glico Co., Ltd.	2,500	104,693
Fast Retailing Co., Ltd.	500	204,021
Frontier Real Estate Investment Corporation REIT	14	39,662
FUJIFILM Holdings Corporation	227,200	11,196,316
Fujitsu, Ltd.‡‡	87,900	7,917,040
GLP J-REIT	44	49,894
GungHo Online Entertainment, Inc.	12,250	170,748
See Notes to Schedules of Investments.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Hachijuni Bank, Ltd. (The)	41,100	$148,077
Hankyu Hanshin Holdings, Inc.	3,900	131,022
Haseko Corporation‡‡	143,400	1,525,037
Hitachi High-Tech Corporation	900	66,485
Hitachi Transport System, Ltd.	700	15,181
Hitachi, Ltd.‡‡	54,600	1,568,462
Honda Motor Co., Ltd.	415,400	9,295,174
Hoshizaki Corporation	1,700	127,163
House Foods Group, Inc.	4,400	143,177
Hoya Corporation‡‡	123,000	10,458,878
Invincible Investment Corporation REIT	135	30,456
Isuzu Motors, Ltd.Δ	323,700	2,142,207
Ito En, Ltd.	3,500	184,875
Izumi Co., Ltd.	2,900	79,881
Japan Airlines Co., Ltd.‡‡	79,800	1,466,520
Japan Hotel REIT Investment Corporation	93	27,148
Japan Post Bank Co., Ltd.	12,500	115,439
Japan Post Holdings Co., Ltd.	26,100	204,170
Japan Prime Realty Investment Corporation REIT	13	39,277
Japan Real Estate Investment Corporation REIT	38	223,375
Japan Retail Fund Investment Corporation REIT	111	126,182
JXTG Holdings, Inc.	65,700	223,865
Kagome Co., Ltd.	4,200	108,899
Kajima Corporation	24,400	249,405
Kaken Pharmaceutical Co., Ltd.	2,200	102,555
Kamigumi Co., Ltd.	28,900	487,819
Kansai Electric Power Co., Inc. (The)	11,900	132,458
Kao Corporation	3,100	252,552
KDDI Corporation	44,200	1,305,606
Keihan Holdings Co., Ltd.	1,400	62,100
Keio Corporation	1,200	70,840
Keisei Electric Railway Co., Ltd.	1,800	52,017
Kenedix Office Investment Corporation REIT	7	37,068
Kewpie Corporation	11,000	220,163
Keyence Corporation	17,200	5,530,016
Kinden Corporation	3,500	51,500
Kintetsu Group Holdings Co., Ltd.	3,000	138,847
Koito Manufacturing Co., Ltd.	12,600	423,602
Komatsu, Ltd.	117,200	1,896,697
Konami Holdings Corporation	1,600	49,076
Kyocera Corporation	186,400	10,999,612
Kyowa Kirin Co., Ltd.	5,000	111,748
Kyushu Electric Power Co., Inc.	3,200	25,665
Kyushu Railway Co.	13,600	390,666
Lawson, Inc.	2,000	109,780
Mabuchi Motor Co., Ltd.	11,900	353,071
Marubeni Corporation	126,900	629,813
Mazda Motor Corporation	180,800	954,778
McDonald’s Holdings Co. Japan, Ltd.	1,100	49,612
Mebuki Financial Group, Inc.	67,300	136,506
Medipal Holdings Corporation	7,700	143,882
MEIJI Holdings Co., Ltd.	4,000	283,465
MINEBEA MITSUMI, Inc.	26,200	386,986
	Shares	Value
Mitsubishi Electric Corporation	517,800	$6,325,558
Mitsubishi Estate Co., Ltd.‡‡	22,000	324,921
Mitsubishi Gas Chemical Co., Inc.	18,100	195,314
Mitsubishi UFJ Financial Group, Inc.	46,300	173,234
Mitsui Fudosan Co., Ltd.‡‡	16,000	277,035
Mizuho Financial Group, Inc.	441,000	505,950
Mori Trust Sogo REIT, Inc.	30	36,388
Morinaga & Co., Ltd.	2,500	102,341
MS&AD Insurance Group Holdings, Inc.	23,100	644,516
Murata Manufacturing Co., Ltd.	12,500	621,434
Nagoya Railroad Co., Ltd.	2,200	61,855
Nankai Electric Railway Co., Ltd.	2,500	56,790
NEC Corporation	3,400	123,805
NH Foods, Ltd.	6,300	219,244
Nichirei Corporation	4,000	112,631
Nikon Corporation	92,500	848,990
Nintendo Co., Ltd.‡‡	5,200	2,020,999
Nippon Building Fund, Inc. REIT	42	282,532
Nippon Express Co., Ltd.	11,100	541,445
Nippon Paper Industries Co., Ltd.Δ	3,500	49,763
Nippon Prologis REIT, Inc.	42	105,676
Nippon Telegraph & Telephone Corporation	277,000	6,624,903
Nissin Foods Holdings Co., Ltd.	2,200	182,571
Nitori Holdings Co., Ltd.	1,000	135,141
Nitto Denko Corporation‡‡	22,100	981,660
Nomura Holdings, Inc.	87,300	368,415
Nomura Real Estate Master Fund, Inc. REIT	78	99,210
NS Solutions Corporation	5,800	140,878
NTT DOCOMO, Inc.	46,800	1,463,581
Obayashi Corporation	24,400	207,047
Odakyu Electric Railway Co., Ltd.	6,200	136,160
Olympus Corporation	477,200	6,878,982
Ono Pharmaceutical Co., Ltd.	6,300	144,777
Oracle Corporation	600	52,334
Oriental Land Co., Ltd.	4,000	510,628
ORIX Corporation‡‡	73,900	881,676
Orix JREIT, Inc.	59	77,600
Osaka Gas Co., Ltd.	4,400	82,622
Otsuka Corporation	3,200	136,418
Otsuka Holdings Co., Ltd.	189,300	7,386,181
Pan Pacific International Holdings Corporation	7,600	143,924
Persol Holdings Co., Ltd.	12,400	124,076
Pola Orbis Holdings, Inc.	28,900	531,310
Resona Holdings, Inc.‡‡	349,000	1,046,409
Rohm Co., Ltd.	3,600	195,416
Sankyu, Inc.	1,300	48,438
Santen Pharmaceutical Co., Ltd.	1,200	20,594
SCSK Corporation	3,200	141,574
Secom Co., Ltd.	3,900	322,562
Seibu Holdings, Inc.	4,100	45,195
Sekisui Chemical Co., Ltd.	404,700	5,331,557
Sekisui House REIT, Inc.	70	44,876
Sekisui House, Ltd.	15,100	249,030
Seven & i Holdings Co., Ltd.	14,100	465,651

See Notes to Schedules of Investments.

	Shares	Value
Shimamura Co., Ltd.	5,000	$302,169
Shimano, Inc.	1,400	199,659
Shimizu Corporation	37,200	289,485
Shin-Etsu Chemical Co., Ltd.	600	58,972
Shinsei Bank, Ltd.	68,200	903,295
Shionogi & Co., Ltd.‡‡	21,400	1,054,153
Showa Denko KK	39,500	810,387
Skylark Holdings Co., Ltd.	3,400	50,405
Softbank Corporation	32,200	410,186
SoftBank Group Corporation	13,700	485,013
Sohgo Security Services Co., Ltd.	1,200	58,247
Sojitz Corporation‡‡	390,700	916,053
Sony Corporation‡‡	39,500	2,339,726
Sotetsu Holdings, Inc.	1,800	46,138
Sugi Holdings Co., Ltd.	2,000	107,099
SUMCO Corporation	13,400	170,272
Sumitomo Corporation	41,600	474,417
Sumitomo Dainippon Pharma Co., Ltd.‡‡	55,200	716,573
Sumitomo Electric Industries, Ltd.	117,500	1,227,638
Sumitomo Heavy Industries, Ltd.	19,200	343,517
Sumitomo Mitsui Financial Group, Inc.	26,500	643,775
Sumitomo Mitsui Trust Holdings, Inc.	2,000	57,460
Sumitomo Realty & Development Co., Ltd.‡‡	6,000	146,507
Sundrug Co., Ltd.	9,700	310,829
Suntory Beverage & Food, Ltd.	5,800	219,176
Suzuken Co., Ltd.	4,400	159,860
Sysmex Corporation	12,900	933,636
Taiheiyo Cement Corporation	29,600	504,186
Taisei Corporation	18,300	558,115
Takeda Pharmaceutical Co., Ltd.	327,400	9,968,712
TDK Corporation	1,600	123,023
Teijin, Ltd.	17,000	287,555
Terumo Corporation	120,500	4,128,496
TIS, Inc.	3,300	54,727
Tobu Railway Co., Ltd.	4,000	139,548
Tohoku Electric Power Co., Inc.	6,400	61,522
Tokio Marine Holdings, Inc.	164,000	7,503,749
Tokyo Electric Power Co. Holdings, Inc.*	37,700	131,148
Tokyo Electron, Ltd.‡‡	9,900	1,845,098
Tokyo Gas Co., Ltd.	5,800	136,667
Tokyu Corporation	8,300	130,430
Toshiba Corporation	22,300	488,779
Tosoh Corporation	16,300	184,208
Toyo Suisan Kaisha, Ltd.	5,400	260,996
Toyota Boshoku Corporation	6,400	75,698
Toyota Industries Corporation	43,600	2,078,837
Toyota Motor Corporation	27,400	1,651,259
United Urban Investment Corporation REIT	36	36,017
West Japan Railway Co.	4,300	294,098
Yamaguchi Financial Group, Inc.	13,200	74,427
	Shares	Value
Yamazaki Baking Co., Ltd.	6,400	$133,393
		189,341,298
Jersey — 2.5%
Clarivate Analytics PLC*	2,416	50,132
Experian PLC	509,033	14,146,708
Ferguson PLC	13,247	819,095
Glencore PLC*	2,449,176	3,706,948
Man Group PLC‡‡	518,059	792,810
WPP PLC	868,715	5,906,336
		25,422,029
Mexico — 0.4%
Grupo Televisa SAB SA ADR	165,900	962,220
Wal-Mart de Mexico SAB de CV	1,432,900	3,375,900
		4,338,120
Netherlands — 2.8%
Aalberts NV	3,238	77,575
Akzo Nobel NV	756	49,721
ASM International NV	21,877	2,225,807
ASML Holding NV	3,917	1,032,579
ASML Holding NV (NASDAQ Exchange)Δ	19,890	5,204,019
ASR Nederland NV	29,107	731,848
CNH Industrial NVΔ	504,947	2,875,821
EXOR NV	40,723	2,098,830
Ferrari NV	23,820	3,669,113
Fiat Chrysler Automobiles NV	17,836	127,327
ING Groep NV‡‡	66,977	343,197
Koninklijke Ahold Delhaize NV	233,813	5,447,041
Koninklijke KPN NV	53,736	128,505
Prosus NV*	8,058	561,225
Randstad NV	21,428	756,236
Signify NV 144A*	27,614	535,166
STMicroelectronics NV	7,075	152,088
Unilever NV	16,315	801,903
Wolters Kluwer NV	15,557	1,101,189
		27,919,190
New Zealand — 0.1%
Air New Zealand, Ltd.	32,482	16,278
Auckland International Airport, Ltd.	25,121	74,853
Contact Energy, Ltd.	13,374	45,518
Fisher & Paykel Healthcare Corporation, Ltd.	8,827	160,461
Fletcher Building, Ltd.	24,649	51,302
Meridian Energy, Ltd.	19,723	47,071
Precinct Properties New Zealand, Ltd.	41,151	41,708
Ryman Healthcare, Ltd.	5,960	36,153
Spark New Zealand, Ltd.	24,073	58,588
Z Energy, Ltd.	19,618	33,606
		565,538
Nigeria — 0.0%
Afriland Properties PLCΨ†††*	364,373	—
See Notes to Schedules of Investments.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Norway — 0.2%
DNB ASA	15,435	$171,960
Leroy Seafood Group ASA	131,550	643,931
Mowi ASA	9,577	144,799
Orkla ASA	14,190	121,576
Salmar ASA	22,883	757,060
Telenor ASA	14,417	210,715
		2,050,041
Portugal — 0.3%
EDP - Energias de Portugal SA	40,870	164,436
Galp Energia SGPS SA	293,109	3,352,049
		3,516,485
Singapore — 2.6%
Ascendas REIT‡‡	183,900	364,125
CapitaLand Commercial Trust REIT	108,000	115,890
CapitaLand Mall Trust REIT‡‡	216,500	271,463
ComfortDelGro Corporation, Ltd.	151,500	161,322
Dairy Farm International Holdings, Ltd.	11,500	52,894
DBS Group Holdings, Ltd.	288,000	3,757,867
Hongkong Land Holdings, Ltd.	12,900	48,264
Jardine Matheson Holdings, Ltd.	85,045	4,280,479
Jardine Strategic Holdings, Ltd.	2,200	49,167
Keppel Corporation, Ltd.	27,800	103,397
Mapletree Commercial Trust REIT	189,600	243,177
Mapletree Logistics Trust REIT	40,300	44,639
Olam International, Ltd.	80,100	80,210
Oversea-Chinese Banking Corporation, Ltd.	68,200	413,219
SATS, Ltd.	17,700	39,345
Singapore Airlines, Ltd.	9,200	37,344
Singapore Exchange, Ltd.‡‡	22,200	142,978
Singapore Technologies Engineering, Ltd.‡‡	18,800	41,131
Singapore Telecommunications, Ltd.	2,376,200	4,236,109
Suntec REIT	302,800	264,808
United Overseas Bank, Ltd.	710,777	9,751,897
UOL Group, Ltd.	14,686	67,378
Venture Corporation, Ltd.	46,300	441,058
Wilmar International, Ltd.	178,200	402,983
Yangzijiang Shipbuilding Holdings, Ltd.	2,266,300	1,314,999
		26,726,143
South Africa — 0.2%
Naspers, Ltd. N Shares	14,262	2,026,836
South Korea — 0.3%
NAVER Corporation	15,240	2,118,884
Samsung Electronics Co., Ltd.	13,800	536,565
		2,655,449
Spain — 2.0%
Amadeus IT Group SA	151,871	7,148,397
Banco Bilbao Vizcaya Argentaria SA	49,808	154,233
Banco Santander SA	2,883,725	6,859,871
Enagas SA	47,339	933,866
Endesa SA‡‡	93,203	1,972,213
	Shares	Value
Iberdrola SA	250,646	$2,451,572
Naturgy Energy Group SA	7,630	133,859
Red Electrica Corporation SA	45,014	808,879
		20,462,890
Sweden — 2.5%
Assa Abloy AB, B Shares	7,588	141,658
Atlas Copco AB, A Shares	125,697	4,179,960
Atlas Copco AB, B Shares	6,930	201,589
Essity AB, B Shares	38,595	1,182,303
Getinge AB, B Shares	71,882	1,359,225
Hennes & Mauritz AB, B SharesΔ	181,088	2,317,345
ICA Gruppen AB	1,340	55,966
Investor AB, B Shares‡‡	8,150	367,676
SKF AB, B SharesΔ	126,287	1,720,934
Swedish Orphan Biovitrum AB*	42,548	706,778
Telefonaktiebolaget LM Ericsson, B Shares	184,262	1,491,594
Telia Co. AB	2,658,072	9,514,252
Volvo AB, B Shares	165,055	1,961,833
		25,201,113
Switzerland — 10.0%
ABB, Ltd.Δ	395,859	6,880,442
Adecco Group AG‡‡	31,116	1,226,177
Alcon, Inc.*	101,304	5,189,878
Chocoladefabriken Lindt & Spruengli AG	33	512,187
Chubb, Ltd.	43,090	4,812,722
Cie Financiere Richemont SA	27,817	1,486,926
Coca-Cola HBC AG*	20,028	429,526
Credit Suisse Group AG*	489,301	3,949,322
Geberit AG	7,639	3,347,253
Givaudan SA	110	338,467
Kuehne + Nagel International AG	3,818	520,090
LafargeHolcim, Ltd. (Swiss Exchange)*	37,209	1,357,887
Nestle SA	204,454	20,929,505
Novartis AG‡‡	197,034	16,255,076
Partners Group Holding AG	202	138,303
Roche Holding AG	51,652	16,614,996
SGS SA	58	133,776
Sika AG	47,412	7,785,659
Sonova Holding AG	2,020	360,195
Swatch Group AG (The)	6,035	1,185,265
Swiss Re AG	4,365	336,100
Swisscom AGΔ	172	92,103
UBS Group AG*	398,233	3,650,250
Zurich Insurance Group AG	10,464	3,676,073
		101,208,178
Taiwan — 1.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	28,000	252,065
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	390,727	18,672,843
		18,924,908

See Notes to Schedules of Investments.

	Shares	Value
Turkey — 0.0%
Yapi ve Kredi Bankasi AS*	1	$ —
United Kingdom — 12.2%
3i Group PLC‡‡	15,222	147,496
Admiral Group PLC	6,666	183,583
Aggreko PLC	46,740	279,343
Anglo American PLC	37,597	658,835
Ashmore Group PLC	22,584	99,443
Ashtead Group PLC	98,426	2,127,375
AstraZeneca PLC	3,984	354,970
Avast PLC 144A	35,553	171,888
Aviva PLC	85,578	281,359
Babcock International Group PLC	25,780	121,669
BAE Systems PLC	68,341	439,092
Barclays PLC‡‡	818,658	930,350
Barratt Developments PLC	185,738	1,003,973
Bellway PLC	31,466	833,597
Berkeley Group Holdings PLC	20,637	921,103
BHP Group PLC‡‡	56,049	869,862
BP PLC	1,660,604	6,810,045
Britvic PLC	12,806	110,987
BT Group PLC‡‡	678,718	987,241
Bunzl PLC	66,256	1,326,223
Centrica PLC	901,204	424,640
Close Brothers Group PLC	9,578	133,177
Coca-Cola European Partners PLC	8,106	304,218
Compass Group PLC	318,252	4,958,402
ConvaTec Group PLC 144A	72,968	167,772
Dialog Semiconductor PLC‡‡*	31,972	831,049
Direct Line Insurance Group PLC	32,201	117,556
Dunelm Group PLC	41,424	358,787
Evraz PLC	191,442	547,739
G4S PLC	3,009,385	3,422,884
GlaxoSmithKline PLC	715,346	13,422,872
Hays PLC	152,882	217,752
Hikma Pharmaceuticals PLC	4,201	105,640
Howden Joinery Group PLC	20,017	125,921
Inchcape PLC‡‡	69,078	368,658
Informa PLC	13,766	74,979
Investec PLC	136,987	255,202
J Sainsbury PLC	16,007	41,417
JD Sports Fashion PLC	108,851	609,646
John Wood Group PLC	649,590	1,236,073
Jupiter Fund Management PLC	21,335	52,311
Kingfisher PLC	2,975,178	5,225,930
Land Securities Group PLC REIT	18,535	127,816
Liberty Global PLC Class AΔ*	99,200	1,637,792
Liberty Global PLC Class C*	15,726	247,055
Lloyds Banking Group PLC‡‡	25,384,276	9,924,025
London Stock Exchange Group PLC	5,849	523,227
M&G PLC*	122,550	170,468
Marks & Spencer Group PLC	227,826	276,179
Meggitt PLC	59,046	212,251
Melrose Industries PLC	48,805	54,234
Micro Focus International PLC	21,180	104,515
Moneysupermarket.com Group PLC	244,784	909,634
	Shares	Value
National Grid PLC	66,274	$774,364
Next PLC	6,075	304,776
Ninety One PLC*	68,493	147,095
Persimmon PLC	48,853	1,154,820
Prudential PLC	110,400	1,383,295
Quilter PLC 144A	88,390	128,081
Reckitt Benckiser Group PLC	8,810	671,107
RELX PLC	25,769	549,973
Rio Tinto PLC‡‡	26,481	1,213,949
Rolls-Royce Holdings PLC*	819,008	3,461,497
Royal Bank of Scotland Group PLC	1,006,150	1,387,355
Royal Dutch Shell PLC, A Shares‡‡	49,834	865,800
Royal Dutch Shell PLC, B Shares‡‡	544,534	9,134,047
Royal Mail PLC	309,105	476,492
RSA Insurance Group PLC	28,660	149,560
Sage Group PLC (The)	14,651	106,535
Schroders PLC	67,518	2,064,162
Segro PLC REIT	16,315	154,232
Severn Trent PLC	3,931	111,275
Smith & Nephew PLC‡‡	330,720	5,826,134
Smiths Group PLC	61,496	927,187
SSE PLC	692,261	11,123,980
Standard Chartered PLC	46,029	254,485
Tate & Lyle PLC	74,913	609,480
Taylor Wimpey PLC	640,585	921,777
Tesco PLC	3,240,587	9,151,507
Travis Perkins PLC	168,543	1,832,185
Unilever PLC	20,177	1,017,530
United Utilities Group PLC	11,297	126,458
WH Smith PLC	14,981	210,422
Wm Morrison Supermarkets PLC	206,264	450,615
		122,538,430
Total Foreign Common Stocks (Cost $1,131,355,582)		930,806,571
FOREIGN PREFERRED STOCKS — 0.1%
Germany — 0.1%
Bayerische MotorenWerke AG
5.88%◊	9,226	391,232
Henkel AG & Co. KGaA
2.38%◊	5,950	475,891
Porsche Automobil Holding SE
7.00%‡‡◊	2,638	110,269
Volkswagen AG
5.28%‡‡◊	4,649	535,549
		1,512,941
Total Foreign Preferred Stocks (Cost $2,541,707)		1,512,941
MONEY MARKET FUNDS — 7.6%
GuideStone Money Market Fund, 0.46% (Institutional Class)Ø∞	73,682,865	73,682,865
See Notes to Schedules of Investments.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Northern Institutional Liquid Assets Portfolio (Shares), 0.71%Ø§	2,607,873	$2,607,873
Northern Institutional U.S. Government Portfolio (Shares), 0.40%Ø	54	54
Total Money Market Funds (Cost $76,290,792)		76,290,792
TOTAL INVESTMENTS — 102.8% (Cost $1,237,484,450)		1,037,112,828
FOREIGN COMMON STOCKS SOLD SHORT — (4.0)%
Australia — (0.4)%
Alumina, Ltd.	(326,155)	(292,299)
APA Group	(13,591)	(86,245)
Challenger, Ltd.	(199,244)	(486,678)
Domino’s Pizza Enterprises, Ltd.	(21,569)	(667,784)
Qube Holdings, Ltd.	(271,761)	(359,570)
SEEK, Ltd.	(62,015)	(566,708)
Seven Group Holdings, Ltd.	(77,548)	(533,593)
TPG Telecom, Ltd.	(7,799)	(33,214)
Worley, Ltd.	(203,432)	(754,906)
		(3,780,997)
Denmark — (0.4)%
AP Moeller - Maersk A/S Class B	(952)	(843,819)
Chr. Hansen Holding A/S	(11,179)	(824,929)
Dfds A/S*	(6,422)	(144,496)
DSV Panalpina A/S	(18,459)	(1,678,460)
ISS A/S	(5,086)	(69,579)
		(3,561,283)
Finland — (0.1)%
Nokian Renkaat OYJ	(36,956)	(882,438)
France — (0.0)%
Bollore SA*	(1,287)	(4,158)
Germany — (0.9)%
Daimler AG	(18,049)	(538,763)
Delivery Hero SE 144A*	(26,574)	(1,953,831)
Deutsche Bank AG	(347,967)	(2,212,056)
Duerr AG	(2,680)	(54,385)
Innogy SE 144A	(1,983)	(94,284)
thyssenkrupp AG*	(260,562)	(1,372,424)
United Internet AG	(42,996)	(1,250,234)
Wirecard AG	(4,925)	(554,901)
Zalando SE 144A*	(23,733)	(894,499)
		(8,925,377)
Ireland — (0.1)%
James Hardie Industries PLC CDI	(131,224)	(1,523,604)
Japan — (0.7)%
Coca-Cola Bottlers Japan Holdings, Inc.	(19,400)	(398,155)
CyberAgent, Inc.	(15,900)	(616,219)
Daiichi Sankyo Co., Ltd.	(2,500)	(171,692)
FamilyMart Co., Ltd.	(4,700)	(84,393)
Hokuriku Electric Power Co.	(14,300)	(100,049)
Japan Airport Terminal Co., Ltd.	(16,400)	(630,282)
Kansai Electric Power Co., Inc. (The)	(38,700)	(430,766)
Kobe Steel, Ltd.*	(22,700)	(69,819)
	Shares	Value
Kyushu Electric Power Co., Inc.	(10,700)	$(85,817)
MonotaRO Co., Ltd.	(24,200)	(639,398)
Nippon Paint Holdings Co., Ltd.	(32,000)	(1,665,671)
Suzuki Motor Corporation	(63,200)	(1,504,869)
Taiyo Nippon Sanso Corporation	(22,300)	(329,975)
Yamato Holdings Co., Ltd.	(17,100)	(267,121)
Yaskawa Electric Corporation	(11,100)	(301,816)
		(7,296,042)
Netherlands — (0.6)%
Aegon NV	(147,067)	(367,286)
Altice Europe NV*	(235,006)	(907,000)
Boskalis Westminster	(40,936)	(745,493)
Just Eat Takeaway.com NV 144A*	(6,034)	(456,308)
Koninklijke Vopak NV	(2,992)	(157,110)
OCI NV*	(61,359)	(733,245)
SBM Offshore NV	(73,024)	(965,412)
Unibail-Rodamco-Westfield REIT	(33,054)	(1,894,870)
		(6,226,724)
Norway — (0.1)%
Norsk Hydro ASA	(108,923)	(234,856)
Schibsted ASA Class A	(18,634)	(358,895)
Subsea 7 SA	(48,371)	(228,472)
		(822,223)
Singapore — (0.0)%
Keppel Corporation, Ltd.	(15,600)	(58,022)
Sembcorp Industries, Ltd.	(152,700)	(167,629)
		(225,651)
Sweden — (0.1)%
Elekta AB, B Shares	(14,549)	(118,609)
Millicom International Cellular SA SDR	(15,969)	(443,675)
Saab AB, B Shares	(15,727)	(298,807)
SSAB AB, A Shares	(49,024)	(111,166)
		(972,257)
Switzerland — (0.2)%
Cie Financiere Richemont SA	(5,082)	(271,653)
Idorsia, Ltd.*	(13,310)	(344,011)
Sika AG	(3,483)	(571,953)
Temenos AG*	(4,686)	(610,818)
Vifor Pharma AG	(2,132)	(291,675)
		(2,090,110)
United Kingdom — (0.4)%
Capita PLC*	(110,173)	(44,578)
Carnival PLC	(25,387)	(303,015)
easyJet PLC	(13,011)	(90,160)
Hiscox, Ltd.	(12,564)	(143,080)
InterContinental Hotels Group PLC	(2,081)	(88,533)
John Wood Group PLC	(275,493)	(524,222)
Johnson Matthey PLC	(2,087)	(45,985)
Ocado Group PLC*	(101,672)	(1,525,108)
Severn Trent PLC	(15,550)	(440,173)
Spirax-Sarco Engineering PLC	(1,092)	(109,629)
Virgin Money UK PLC*	(78,963)	(60,195)
Weir Group PLC (The)	(30,164)	(268,283)

See Notes to Schedules of Investments.

	Shares	Value
Whitbread PLC	(7,667)	$(284,151)
		(3,927,112)
Total Foreign Common Stocks Sold Short (Proceeds $(52,123,990))		(40,237,976)
FOREIGN PREFERRED STOCKS SOLD SHORT — (0.0)%
Germany — (0.0)%
Sartorius AG 0.31%, ◊ (Proceeds $(311,377))	(1,624)	(388,260)
TOTAL SECURITIES SOLD SHORT — (4.0)% (Proceeds $(52,435,367))		(40,626,236)
Other Assets in Excess of Liabilities — 1.2%		11,715,785
NET ASSETS — 100.0%		$1,008,202,377
See Notes to Schedules of Investments.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Futures Contracts outstanding at March 31, 2020:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
AEX Index	04/2020	37	$3,939,374	$287,990
IBEX 35 Index	04/2020	53	3,953,574	307,130
Hang Seng Index	04/2020	(1)	(152,978)	(1,602)
MSCI Singapore Index	04/2020	(51)	(1,009,702)	8,883
Topix Index®	06/2020	61	7,959,358	403,189
ASX SPI 200 Index	06/2020	24	1,885,528	89,991
DAX Index	06/2020	15	4,097,618	241,776
FTSE 100 Index®	06/2020	(18)	(1,259,974)	(77,957)
FTSE/MIB Index	06/2020	39	3,639,769	409,941
MSCI EAFE Index E-Mini	06/2020	339	26,430,135	239,714
S&P/TSX 60 Index	06/2020	(11)	(1,272,820)	2,623
Total Futures Contracts outstanding at March 31, 2020			$48,209,882	$1,911,678
Forward Foreign Currency Contracts outstanding at March 31, 2020:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/17/20	U.S. Dollars	23,203,991	Norwegian Kroner	216,092,000	CITI	$2,412,688
06/17/20	Norwegian Kroner	131,530,000	U.S. Dollars	11,995,549	CITI	659,617
06/17/20	U.S. Dollars	16,430,404	British Pounds	12,680,000	CITI	659,019
06/17/20	U.S. Dollars	9,074,986	Australian Dollars	13,927,000	CITI	506,733
06/17/20	Japanese Yen	1,602,670,000	U.S. Dollars	14,561,313	CITI	393,914
06/17/20	U.S. Dollars	8,698,749	Swedish Kronor	83,815,000	CITI	211,464
06/17/20	British Pounds	5,046,000	U.S. Dollars	6,068,635	CITI	207,580
06/17/20	U.S. Dollars	8,697,629	Swiss Francs	8,197,875	CITI	148,376
06/17/20	Swiss Francs	9,459,000	U.S. Dollars	9,736,648	CITI	127,784
06/17/20	Swedish Kronor	31,873,000	U.S. Dollars	3,127,476	CITI	100,052
06/17/20	U.S. Dollars	4,932,007	Canadian Dollars	6,836,000	CITI	70,823
06/17/20	Australian Dollars	2,083,000	U.S. Dollars	1,222,353	CITI	59,163
06/17/20	Danish Kroner	15,176,000	U.S. Dollars	2,202,236	CITI	46,213
06/17/20	U.S. Dollars	5,360,752	Euro	4,808,751	CITI	41,186
06/17/20	Euro	4,715,000	U.S. Dollars	5,186,937	CITI	28,919
06/17/20	U.S. Dollars	856,668	Singapore Dollars	1,190,000	CITI	18,421
06/17/20	New Zealand Dollars	911,000	U.S. Dollars	532,001	CITI	11,252
06/17/20	U.S. Dollars	597,695	New Zealand Dollars	987,000	CITI	9,122
06/17/20	Swiss Francs	571,000	U.S. Dollars	586,839	NT	8,635
06/17/20	U.S. Dollars	339,997	Israeli Shekels	1,178,000	CITI	6,074
06/17/20	Hong Kong Dollars	8,159,987	U.S. Dollars	1,048,414	CITI	3,794
06/17/20	Singapore Dollars	129,000	U.S. Dollars	89,553	CITI	1,316
06/17/20	Israeli Shekels	307,000	U.S. Dollars	85,744	CITI	1,280
06/17/20	U.S. Dollars	64,964	Danish Kroner	435,000	CITI	515
Subtotal Appreciation						$5,733,940
06/17/20	Singapore Dollars	220,000	U.S. Dollars	157,890	CITI	$(2,921)
06/17/20	U.S. Dollars	1,382,063	Hong Kong Dollars	10,741,000	CITI	(2,959)
06/17/20	U.S. Dollars	384,053	Singapore Dollars	555,000	CITI	(6,894)
06/17/20	U.S. Dollars	1,368,059	Swiss Francs	1,330,000	NT	(18,947)
06/17/20	U.S. Dollars	652,785	Norwegian Kroner	6,992,000	CITI	(19,950)
06/17/20	U.S. Dollars	294,943	Israeli Shekels	1,115,000	CITI	(21,121)
06/17/20	Danish Kroner	11,917,000	U.S. Dollars	1,795,175	CITI	(29,573)
06/17/20	U.S. Dollars	2,396,600	Danish Kroner	16,456,000	CITI	(41,492)

See Notes to Schedules of Investments.

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/17/20	U.S. Dollars	1,293,812	Australian Dollars	2,174,000	CITI	$(43,689)
06/17/20	Israeli Shekels	5,555,000	U.S. Dollars	1,620,135	CITI	(45,484)
06/17/20	Japanese Yen	618,224,000	U.S. Dollars	5,842,245	CITI	(73,321)
06/17/20	U.S. Dollars	1,184,017	New Zealand Dollars	2,136,000	CITI	(89,736)
06/17/20	U.S. Dollars	4,556,069	British Pounds	3,757,000	CITI	(116,888)
06/17/20	U.S. Dollars	5,538,583	Japanese Yen	608,127,000	CITI	(136,121)
06/17/20	U.S. Dollars	9,744,400	Canadian Dollars	13,902,000	CITI	(141,523)
06/17/20	U.S. Dollars	14,685,084	Swiss Francs	14,253,125	CITI	(178,959)
06/17/20	Swiss Francs	14,854,000	U.S. Dollars	15,687,663	CITI	(196,990)
06/17/20	Canadian Dollars	6,942,000	U.S. Dollars	5,204,179	CITI	(267,617)
06/17/20	Norwegian Kroner	63,589,000	U.S. Dollars	6,430,339	CITI	(312,120)
06/17/20	British Pounds	6,366,000	U.S. Dollars	8,253,704	CITI	(335,673)
06/17/20	Swedish Kronor	83,592,000	U.S. Dollars	8,808,620	CITI	(343,916)
06/17/20	Euro	20,960,000	U.S. Dollars	23,534,985	CITI	(348,487)
06/17/20	U.S. Dollars	22,854,775	Euro	20,975,249	CITI	(348,593)
06/17/20	New Zealand Dollars	24,181,000	U.S. Dollars	15,334,082	CITI	(914,322)
06/17/20	Australian Dollars	25,698,000	U.S. Dollars	17,026,039	CITI	(1,215,961)
Subtotal Depreciation						$(5,253,257)
Total Forward Foreign Currency Contracts outstanding at March 31, 2020						$480,683
Swap Agreements outstanding at March 31, 2020:
Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Total Return Swaps
MSCI Canada Net Return CAD Index	Financing Index: 1-Month CDOR - 0.65%	6/17/2020	GSC	CAD	105,943	$14,181	$—	$14,181
MSCI Sweden Net Return SEK Index	Financing Index: 1-Month STIBOR - 2.39%	6/17/2020	GSC	SEK	37,936,621	396,565	—	396,565
Increases in total return of Swiss Market Index (At Termination)	Decreases in total return of Swiss Market Index (At Termination)	6/19/2020	CITI	CHF	1,276,100	1,293	—	1,293
Subtotal Appreciation						$412,039	$ —	$412,039
Financing Index: 1-Month EURIBOR - 0.30%	MSCI Spain Net Return EUR Index	6/17/2020	GSC	EUR	936,871	$(235,071)	$—	$(235,071)
Financing Index: 1-Month EURIBOR - 1.75%	MSCI Italy Net Return EUR Index	6/17/2020	GSC	EUR	1,670,632	(415,074)	—	(415,074)
Subtotal Depreciation						$(650,145)	$ —	$(650,145)
Net Total Return Swaps outstanding at March 31, 2020						$(238,106)	$ —	$(238,106)
See Notes to Schedules of Investments.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
VALUATION HIERARCHY
The following is a summary of the inputs used, as of March 31, 2020, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$28,502,524	$28,502,524	$—	$—
Foreign Common Stocks:
Canada	19,781,888	19,781,888	—	—
China	8,261,420	1,119,130	7,142,290	—
India	10,627,838	4,389,825	6,238,013	—
Ireland	16,579,254	16,416,294	162,960	—
Israel	1,179,340	346,562	832,778	—
Jersey	25,422,029	50,132	25,371,897	—
Mexico	4,338,120	4,338,120	—	—
Netherlands	27,919,190	6,866,433	21,052,757	—
Switzerland	101,208,178	4,812,722	96,395,456	—
Taiwan	18,924,908	18,672,843	252,065	—
United Kingdom	122,538,430	2,336,160	120,202,270	—
Other^^	574,025,976	—	574,025,976	—**
Total Foreign Common Stocks	930,806,571	79,130,109	851,676,462	—
Foreign Preferred Stocks	1,512,941	—	1,512,941	—
Money Market Funds	76,290,792	76,290,792	—	—
Total Assets - Investments in Securities	$1,037,112,828	$183,923,425	$853,189,403	$ —
Other Financial Instruments***
Forward Foreign Currency Contracts	$5,733,940	$—	$5,733,940	$—
Futures Contracts	1,991,237	1,991,237	—	—
Swap Agreements	412,039	—	412,039	—
Total Assets - Other Financial Instruments	$8,137,216	$1,991,237	$6,145,979	$ —

See Notes to Schedules of Investments.

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities:
Investments in Securities:
Foreign Common Stocks Sold Short:
Germany	$(8,925,377)	$(633,047)	$(8,292,330)	$—
Other^^	(31,312,599)	—	(31,312,599)	—
Total Foreign Common Stocks Sold Short	(40,237,976)	(633,047)	(39,604,929)	—
Foreign Preferred Stocks Sold Short	(388,260)	—	(388,260)	—
Total Liabilities - Investments in Securities	$(40,626,236)	$(633,047)	$(39,993,189)	$ —
Other Financial Instruments***
Forward Foreign Currency Contracts	$(5,253,257)	$—	$(5,253,257)	$—
Futures Contracts	(79,559)	(79,559)	—	—
Swap Agreements	(650,145)	—	(650,145)	—
Total Liabilities - Other Financial Instruments	$(5,982,961)	$(79,559)	$(5,903,402)	$ —

^^	Classifications as defined in the Schedule of Investments.
**	Level 3 security has zero value.
***	Other financial instruments are derivative instruments, such as futures contracts, forwards contracts and swap agreements, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding", "Forwards Foreign Currency Contracts outstanding" and "Swap Agreements outstanding" disclosures.
See Notes to Schedules of Investments.

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)
	Shares	Value
COMMON STOCKS — 3.2%
Communication Services — 0.1%
Autohome, Inc. ADR*	1,273	$90,409
JOYY, Inc. ADR*	1,059	56,402
Momo, Inc. ADR	2,542	55,136
Sea, Ltd. ADR*	9,803	434,371
		636,318
Consumer Discretionary — 1.6%
Huazhu Group, Ltd. ADR	3,029	87,023
MercadoLibre, Inc.*	4,500	2,198,610
Pinduoduo, Inc. ADR*	5,417	195,175
Trip.com Group, Ltd. ADR*	67,073	1,572,862
Yum China Holdings, Inc.	56,994	2,429,654
		6,483,324
Financials — 0.3%
Intercorp Financial Services, Inc.Δ*	12,483	346,029
LexinFintech Holdings, Ltd. ADRΔ*	32,845	291,335
XP, Inc. Class A*	28,266	545,251
		1,182,615
Health Care — 0.5%
Zai Lab, Ltd. ADR*	36,258	1,866,562
Industrials — 0.2%
Copa Holdings SA Class A	15,259	691,080
ZTO Express Cayman, Inc. ADR*	8,419	222,935
		914,015
Information Technology — 0.5%
Globant SA*	8,684	763,150
Huami Corporation ADR*	29,004	380,532
Pagseguro Digital, Ltd. Class AΔ*	15,793	305,279
StoneCo, Ltd. Class AΔ*	28,799	626,954
		2,075,915
Materials — 0.0%
Southern Copper Corporation	2,441	68,738
Total Common Stocks (Cost $15,511,952)		13,227,487
FOREIGN COMMON STOCKS — 88.7%
Brazil — 4.4%
Atacadao SA*	115,100	452,771
B3 SA - Brasil Bolsa Balcao	451,100	3,093,222
Banco BTG Pactual SA*	54,300	351,543
Banco do Brasil SA*	359,800	1,921,528
BB Seguridade Participacoes SA	93,700	452,622
BRF SA*	39,200	113,916
CCR SA	73,700	168,786
Cia Brasileira de Distribuicao*	3,900	48,892
Cia de Saneamento Basico do Estado de Sao Paulo ADR*	67,395	497,375
Cielo SA	372,800	322,140
Embraer SA ADR*	4,479	33,145
Fleury SA	28,400	109,203
Hypera SA*	47,700	265,209
IRB Brasil Resseguros SA*	173,200	323,327
	Shares	Value
JBS SA	307,000	$1,201,744
Localiza Rent a Car SA	137,075	693,012
Lojas Renner SA	314,129	2,031,885
Magazine Luiza SA	74,200	562,344
Minerva SA*	425,000	650,247
Notre Dame Intermedica Participacoes SA	11,400	97,982
Petrobras Distribuidora SA	330,800	1,002,058
Raia Drogasil SA*	63,000	1,228,210
Sao Martinho SA	116,300	327,227
TIM Participacoes SA ADRΔ*	74,771	909,215
TOTVS SA*	22,800	204,038
Vale SA ADR*	7,379	61,172
WEG SA	20,000	128,789
Wiz Solucoes e Corretagem de Seguros SA	142,800	252,286
YDUQS Part	114,855	495,131
		17,999,019
Canada — 0.1%
Parex Resources, Inc.*	67,975	574,790
Chile — 0.5%
Aguas Andinas SA Class A	437,204	128,725
Banco de Chile ADRΔ	7,668	123,531
Banco de Credito e Inversiones SA*	1,824	61,802
Banco Santander Chile ADRΔ	3,609	54,604
Cencosud SA	638,394	663,910
Empresas CMPC SA	31,143	66,340
Enel Americas SA ADR	51,761	313,672
Enel Chile SA ADRΔ	15,286	50,749
SACI Falabella	316,910	696,527
		2,159,860
China — 22.0%
58.com, Inc. ADR*	10,999	535,871
Agricultural Bank of China, Ltd. Class A	571,300	270,537
Alibaba Group Holding, Ltd. ADR*	129,607	25,205,969
Anhui Conch Cement Co., Ltd. Class A	23,400	179,172
Anhui Conch Cement Co., Ltd. Class H	91,000	625,135
Autobio Diagnostics Co., Ltd. Class A	40,800	664,957
BAIC Motor Corporation, Ltd. Class H 144A	564,000	221,854
Baidu, Inc. ADR*	6,128	617,641
Bank of Beijing Co., Ltd. Class A	89,700	60,830
Bank of China, Ltd. Class A	203,500	99,461
Bank of Communications Co., Ltd. Class A	110,200	79,903
Bank of Ningbo Co., Ltd. Class A	27,000	87,200
Bank of Shanghai Co., Ltd. Class A	49,180	56,776
Baoshan Iron & Steel Co., Ltd. Class A	60,900	41,566
Beijing Capital International Airport Co., Ltd. Class H	222,000	140,894
BOE Technology Group Co., Ltd. Class A	228,500	117,675

See Notes to Schedules of Investments.

	Shares	Value
BYD Co., Ltd. Class A	6,200	$51,943
China CITIC Bank Corporation, Ltd. Class H	1,497,000	736,170
China Communications Services Corporation, Ltd. Class H	1,114,000	801,026
China Construction Bank Corporation Class H	180,000	146,312
China Everbright Bank Co., Ltd. Class A	131,700	66,728
China Evergrande Group	224,785	368,451
China Fortune Land Development Co., Ltd. Class A	18,753	54,582
China International Travel Service Corporation, Ltd. Class A	114,812	1,075,168
China Life Insurance Co., Ltd. Class H	655,000	1,264,837
China Medical System Holdings, Ltd.	1,017,000	1,087,948
China Mengniu Dairy Co., Ltd.*	130,000	448,333
China Merchants Bank Co., Ltd. Class A	37,756	170,366
China Merchants Bank Co., Ltd. Class H	420,500	1,881,221
China Merchants Securities Co., Ltd. Class A	30,100	72,142
China Minsheng Banking Corporation, Ltd. Class A	83,400	66,842
China National Building Material Co., Ltd. Class H	1,218,000	1,308,509
China Oilfield Services, Ltd. Class H	1,029,792	786,160
China Pacific Insurance Group Co., Ltd. Class A	21,100	83,077
China Petroleum & Chemical Corporation Class A	100,700	62,563
China Railway Construction Corporation, Ltd. Class A	75,200	102,898
China Shipbuilding Industry Co., Ltd. Class A	102,700	60,374
China State Construction Engineering Corporation, Ltd. Class A	128,500	94,480
China Tower Corporation, Ltd. Class H 144A	8,935,900	1,985,565
China United Network Communications, Ltd. Class A	133,600	97,292
China Vanke Co., Ltd. Class H	52,150	169,845
China Yangtze Power Co., Ltd. Class A	101,550	246,919
CITIC Securities Co., Ltd. Class A	48,700	150,997
Contemporary Amperex Technology Co., Ltd. Class A	15,599	263,010
Country Garden Holdings Co., Ltd.	207,632	248,228
CRRC Corporation, Ltd. Class A	92,300	84,422
Foshan Haitian Flavouring & Food Co., Ltd. Class A	13,700	240,490
Gree Electric Appliances, Inc. of Zhuhai Class A	219,300	1,596,912
Guotai Junan Securities Co., Ltd. Class A	45,900	104,432
Haier Smart Home Co., Ltd. Class A	42,600	85,669
Haitong Securities Co., Ltd. Class A	60,600	108,925
Haitong Securities Co., Ltd. Class H	1,356,591	1,232,250
Hangzhou Hikvision Digital Technology Co., Ltd. Class A	44,900	174,304
	Shares	Value
Huatai Securities Co., Ltd. Class A	39,636	$95,589
Huaxia Bank Co., Ltd. Class A	66,807	60,642
Industrial & Commercial Bank of China, Ltd. Class A	169,700	122,728
Industrial Bank Co., Ltd. Class A	40,800	90,873
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	26,909	112,426
JD.com, Inc. ADR*	18,849	763,385
Jiangsu Hengrui Medicine Co., Ltd. Class A	17,928	230,094
Luxshare Precision Industry Co., Ltd. Class A	35,265	186,969
NARI Technology Co., Ltd. Class A	170,251	467,251
NetEase, Inc. ADR	5,281	1,694,990
New China Life Insurance Co., Ltd. Class A	10,500	58,317
New Oriental Education & Technology Group, Inc. ADR*	9,412	1,018,755
PetroChina Co., Ltd. Class A	88,200	57,168
Pharmaron Beijing Co., Ltd. Class H 144A*	35,935	230,337
PICC Property & Casualty Co., Ltd. Class H	763,803	731,403
Ping An Bank Co., Ltd. Class A	50,900	91,041
Ping An Insurance Group Co. of China, Ltd. Class A	20,100	194,494
Ping An Insurance Group Co. of China, Ltd. Class H	721,496	7,046,318
SAIC Motor Corporation, Ltd. Class A	14,400	41,279
Sany Heavy Industry Co., Ltd. Class A	70,500	169,264
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	300,000	376,607
Shanghai International Airport Co., Ltd. Class A	40,700	345,881
Shanghai Pudong Development Bank Co., Ltd. Class A	60,200	85,681
Shenwan Hongyuan Group Co., Ltd. Class A	160,100	98,738
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	23,700	862,107
Sinopec Engineering Group Co., Ltd. Class H	110,000	45,787
Sunac China Holdings, Ltd.	67,859	309,489
Suning.com Co., Ltd. Class A	70,175	88,618
Sunny Optical Technology Group Co., Ltd.	100,600	1,330,723
TAL Education Group ADR*	19,490	1,038,037
Tencent Holdings, Ltd.	452,830	22,382,306
Vipshop Holdings, Ltd. ADR*	8,678	135,203
Weichai Power Co., Ltd. Class H	216,000	344,065
Wuhan Raycus Fiber Laser Technologies Co., Ltd. Class A	56,800	616,999
WuXi AppTec Co., Ltd. Class H 144A	46,620	566,707
Yifeng Pharmacy Chain Co., Ltd. Class A	64,200	839,009
Yonghui Superstores Co., Ltd. Class A	87,700	125,766
ZTE Corporation Class H*	27,200	83,021
		89,722,898
See Notes to Schedules of Investments.

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Czech Republic — 0.1%
Moneta Money Bank AS 144A	174,515	$359,425
Egypt — 0.1%
Commercial International Bank Egypt SAE GDR	67,806	245,395
Greece — 0.3%
Hellenic Exchanges - Athens Stock Exchange SA	43,145	157,781
JUMBO SA	35,510	476,691
Sarantis SA	49,653	381,146
		1,015,618
Hong Kong — 10.6%
AAC Technologies Holdings, Inc.Δ	184,000	938,312
AIA Group, Ltd.	982,825	8,800,845
ANTA Sports Products, Ltd.	74,000	536,996
BYD Electronic International Co., Ltd.	526,500	865,723
China Jinmao Holdings Group, Ltd.	122,000	77,775
China Lesso Group Holdings, Ltd.	297,000	384,495
China Mobile, Ltd.	339,996	2,548,026
China Overseas Land & Investment, Ltd.	632,633	1,939,610
China Resources Cement Holdings, Ltd.	156,398	183,740
China Resources Land, Ltd.	859,987	3,510,031
China Resources Pharmaceutical Group, Ltd. 144A	189,000	112,848
China Resources Power Holdings Co., Ltd.	596,000	653,656
CITIC, Ltd.	36,000	37,310
CNOOC, Ltd.	635,361	660,251
Country Garden Services Holdings Co., Ltd.	84,000	337,998
CSPC Pharmaceutical Group, Ltd.	1,397,124	2,748,268
Dali Foods Group Co., Ltd. 144A	429,000	297,523
ENN Energy Holdings, Ltd.	220,900	2,139,913
Far East Horizon, Ltd.	66,000	52,827
FIT Hon Teng, Ltd. 144A	636,000	134,953
Haier Electronics Group Co., Ltd.	335,000	884,354
Hansoh Pharmaceutical Group Co., Ltd. 144AΔ*	14,000	46,781
Hengan International Group Co., Ltd.	227,100	1,696,250
Hong Kong Exchanges and Clearing, Ltd.	62,772	1,880,606
Hua Hong Semiconductor, Ltd. 144AΔ	421,000	756,979
IMAX China Holding, Inc. 144A	42,000	64,716
Innovent Biologics, Inc. 144A*	232,500	970,143
Kingboard Laminates Holdings, Ltd.	1,018,074	931,538
Kingdee International Software Group Co., Ltd.	319,000	419,594
Kunlun Energy Co., Ltd.	1,024,000	591,779
Li Ning Co., Ltd.	389,500	1,120,546
Longfor Group Holdings, Ltd. 144A	38,884	187,145
Meituan Dianping Class B*	48,500	578,180
Minth Group, Ltd.Δ	174,000	369,950
Nexteer Automotive Group, Ltd.	482,000	239,107
Shenzhou International Group Holdings, Ltd.	17,900	187,772
	Shares	Value
Shimao Property Holdings, Ltd.	33,000	$114,366
Sino Biopharmaceutical, Ltd.	434,000	566,403
Sinotruk Hong Kong, Ltd.	635,500	1,043,887
SSY Group, Ltd.	1,198,050	928,281
Techtronic Industries Co., Ltd.	55,000	349,245
Topsports International Holdings, Ltd. 144A	309,000	320,271
Uni-President China Holdings, Ltd.	680,000	657,215
Vitasoy International Holdings, Ltd.	384,000	1,155,605
Xinyi Solar Holdings, Ltd.	580,000	321,783
		43,343,596
Hungary — 0.4%
OTP Bank Nyrt PLC	53,168	1,525,088
India — 7.8%
Abbott India, Ltd.	1,136	229,944
Aditya Birla Fashion and Retail, Ltd.*	78,857	158,992
AIA Engineering, Ltd.	17,253	317,079
Amber Enterprises India, Ltd.	21,805	352,588
Ambuja Cements, Ltd.*	91,621	188,353
Atul, Ltd.	4,035	211,423
Aurobindo Pharma, Ltd.	49,471	266,954
Avenue Supermarts, Ltd. 144A*	18,926	547,350
Axis Bank, Ltd.	119,365	596,787
Bajaj Finance, Ltd.	9,275	271,081
Bharti Airtel, Ltd.*	260,574	1,518,658
Coal India, Ltd.	376,339	691,555
Colgate-Palmolive India, Ltd.	8,038	132,618
Crompton Greaves Consumer Electricals, Ltd.	93,591	257,825
Dalmia Bharat, Ltd.	27,350	177,782
Divi's Laboratories, Ltd.	30,172	787,170
Dr. Reddy's Laboratories, Ltd.	24,762	1,008,126
GAIL India, Ltd.	1,209,011	1,213,730
Godrej Industries, Ltd.	94,351	350,696
HCL Technologies, Ltd.	280,445	1,617,705
HDFC Bank, Ltd. ADR	27,000	1,038,420
Hero MotoCorp, Ltd.	12,949	273,055
Hindalco Industries, Ltd.	198,309	249,830
Hindustan Petroleum Corporation, Ltd.	28,273	70,892
Hindustan Unilever, Ltd.	8,848	268,333
Housing Development Finance Corporation, Ltd.	107,564	2,321,699
ICICI Bank, Ltd. ADR	9,405	79,943
ICICI Lombard General Insurance Co., Ltd. 144A	34,942	499,180
Info Edge India, Ltd.	18,970	511,077
Infosys, Ltd.	71,564	592,906
Infosys, Ltd. ADR	185,013	1,518,957
Larsen & Toubro Infotech, Ltd. 144A	12,609	236,008
Mahindra & Mahindra, Ltd.	455,923	1,702,423
Marico, Ltd.	709,474	2,567,930
Maruti Suzuki India, Ltd.	8,613	485,818
Navin Fluorine International, Ltd.	25,014	401,503
Nestle India, Ltd.	227	49,081
NTPC, Ltd.	119,935	133,398
Oil & Natural Gas Corporation, Ltd.	901,446	807,101

See Notes to Schedules of Investments.

	Shares	Value
Power Grid Corporation of India, Ltd.	666,357	$1,399,780
Prestige Estates Projects, Ltd.	72,927	161,525
SBI Life Insurance Co., Ltd. 144A	26,142	221,553
Tata Consultancy Services, Ltd.	180,225	4,335,682
TeamLease Services, Ltd.*	13,941	299,106
Tech Mahindra, Ltd.	25,210	187,788
Wipro, Ltd.	70,926	184,510
Zee Entertainment Enterprises, Ltd.	35,664	58,040
		31,551,954
Indonesia — 1.3%
PT Adaro Energy Tbk	5,361,200	320,345
PT Bank Central Asia Tbk	1,212,916	2,043,666
PT Bank Mandiri Persero Tbk	2,545,552	723,731
PT Bank Negara Indonesia Persero Tbk	709,531	165,482
PT BFI Finance Indonesia Tbk	5,778,700	84,965
PT Indofood CBP Sukses Makmur Tbk	63,200	39,420
PT Indofood Sukses Makmur Tbk	821,436	317,782
PT Link Net Tbk	2,532,800	409,458
PT Map Aktif Adiperkasa*	583,300	69,888
PT Pakuwon Jati Tbk	4,229,600	79,147
PT Perusahaan Gas Negara Tbk	247,900	11,680
PT Semen Indonesia Persero Tbk	511,600	237,652
PT Telekomunikasi Indonesia Persero Tbk	2,148,900	417,352
PT United Tractors Tbk	312,660	321,976
		5,242,544
Isle of Man — 0.0%
NEPI Rockcastle PLC	10,920	45,791
Malaysia — 0.6%
AirAsia Group Bhd	209,140	38,159
DiGi.Com Bhd	226,700	228,400
Hartalega Holdings Bhd	47,300	75,148
Hong Leong Bank Bhd.	47,700	147,558
Malayan Banking Bhd	510,116	880,103
Malaysia Airports Holdings	141,600	141,465
Petronas Gas Bhd	52,800	187,444
RHB Bank Bhd	499,500	543,508
Sime Darby Bhd	410,700	161,699
Tenaga Nasional Bhd	17,600	48,983
		2,452,467
Mexico — 1.7%
Alfa SAB de CV Series A	557,200	148,916
Alpek SAB de CV	1,078,700	387,873
America Movil SAB de CV, Series L	1,952,100	1,160,274
Arca Continental SAB de CV	86,600	349,540
Bolsa Mexicana de Valores SAB de CV	169,100	257,401
Fibra Uno Administracion SA de CV REIT	123,161	96,670
Fomento Economico Mexicano SAB de CV ADR	39,000	2,359,890
Gruma SAB de CV Series B	23,975	184,412
Grupo Cementos de Chihuahua SAB de CV	89,982	265,518
	Shares	Value
Grupo Financiero Banorte SAB de CV Series O	69,310	$189,910
Grupo Mexico SAB de CV Series B	16,800	31,153
Infraestructura Energetica Nova SAB de CV	29,000	89,008
Kimberly-Clark de Mexico SAB de CV Series A	279,701	425,167
Wal-Mart de Mexico SAB de CV	463,813	1,092,739
		7,038,471
Netherlands — 1.4%
Prosus NV*	58,232	4,055,750
Yandex NV Class A*	45,953	1,564,700
		5,620,450
Peru — 1.1%
Alicorp SAA Class C	122,838	263,067
Banco BBVA Peru SA	253,856	173,821
Credicorp, Ltd.	25,547	3,655,009
Intercorp Financial Services, Inc.	7,526	225,404
		4,317,301
Philippines — 0.4%
Ayala Land, Inc.	1,790,400	1,056,524
BDO Unibank, Inc.	34,770	70,287
International Container Terminal Services, Inc.	133,280	194,899
JG Summit Holdings, Inc.	34,530	35,432
Jollibee Foods Corporation	110,860	230,759
SM Prime Holdings, Inc.	203,800	113,179
		1,701,080
Poland — 0.9%
Bank Polska Kasa Opieki SA	40,887	547,995
CD Projekt SA	20,004	1,377,704
Cyfrowy Polsat SA	46,774	267,988
Dino Polska SA 144A*	14,491	563,687
Grupa Lotos SA	19,286	240,698
PGE Polska Grupa Energetyczna SA*	86,953	79,706
Polski Koncern Naftowy ORLEN SA	21,780	291,456
Powszechna Kasa Oszczednosci Bank Polski SA	73,561	399,288
		3,768,522
Qatar — 0.1%
Industries Qatar QSC	17,530	31,918
Qatar Islamic Bank SAQ	6,620	25,935
Qatar National Bank QPSC	108,220	494,538
		552,391
Russia — 1.7%
Gazprom PJSC ADR	134,246	608,771
LUKOIL PJSC ADR	26,058	1,535,642
LUKOIL PJSC ADR (OTC Exchange)	17,105	1,011,932
Magnit PJSC GDR	4,887	43,111
MMC Norilsk Nickel PJSC ADR	21,255	526,494
Mobile TeleSystems PJSC ADR	8,795	66,842
Novatek PJSC GDR	1,991	225,766
Novolipetsk Steel PJSC GDR	13,678	212,624
PhosAgro PJSC GDR	10,672	109,012
See Notes to Schedules of Investments.

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Polyus PJSC GDR	1,494	$101,387
Rosneft Oil Co. PJSC GDR	16,843	67,796
Sberbank of Russia PJSC ADR	195,735	1,843,790
Sberbank of Russia PJSC ADR (OTC Exchange)	14,170	133,198
Severstal PJSC GDR	27,255	298,611
Surgutneftegas PJSC ADR	19,506	80,818
		6,865,794
Saudi Arabia — 0.9%
Advanced Petrochemical Co.	7,684	90,478
Alinma Bank	153,506	840,444
Almarai Co. JSC	8,446	105,179
Arab National Bank	18,935	91,277
Bank Al	66,044	198,123
Bank AlBilad	12,990	69,973
Banque Saudi Fransi	14,452	99,198
Bupa Arabia for Cooperative Insurance Co.	2,345	56,889
Etihad Etisalat Co.*	38,363	220,455
Jarir Marketing Co.	2,240	75,683
National Commercial Bank	24,674	227,435
National Industrialization Co.*	43,515	106,137
Riyad Bank	38,497	152,968
Samba Financial Group	34,788	185,330
Saudi Arabian Fertilizer Co.	4,884	80,119
Saudi Arabian Oil Co. 144A	24,146	193,772
Saudi Basic Industries Corporation	18,254	337,832
Saudi British Bank (The)	9,115	48,678
Saudi Industrial Investment Group	13,510	56,589
Saudi Telecom Co.	5,260	121,910
Savola Group (The)*	8,113	76,965
United Electronics Co.	10,983	166,108
Yanbu National Petrochemical Co.	14,426	158,819
		3,760,361
Slovenia — 0.1%
Nova Ljubljanska Banka dd GDR	71,821	592,501
South Africa — 3.4%
Anglo American Platinum, Ltd.	13,569	566,812
Bid Corporation, Ltd.	22,999	271,089
Clicks Group, Ltd.	28,231	406,908
Discovery, Ltd.Δ	230,263	1,004,039
Gold Fields, Ltd. ADR	88,813	421,862
Growthpoint Properties, Ltd. REIT	120,580	86,767
Harmony Gold Mining Co., Ltd. ADR*	405,634	884,282
Impala Platinum Holdings, Ltd.	135,582	564,918
Investec, Ltd.	115,468	218,695
JSE, Ltd.Δ	291,985	1,677,149
Liberty Holdings, Ltd.	12,616	46,481
Life Healthcare Group Holdings, Ltd.	65,904	68,021
Momentum Metropolitan Holdings	250,369	218,236
Mr Price Group, Ltd.	42,202	267,805
MultiChoice Group, Ltd.*	30,826	146,492
Naspers, Ltd. N Shares	41,593	5,910,965
Ninety One, Ltd.*	57,734	110,881
Northam Platinum, Ltd.*	46,773	178,457
Pick n Pay Stores, Ltd.Δ	16,481	55,841
	Shares	Value
Remgro, Ltd.	6,798	$46,478
RMB Holdings, Ltd.	31,440	85,968
Santam, Ltd.	15,712	235,441
Transaction Capital, Ltd.	353,371	240,294
Truworths International, Ltd.	149,965	209,450
		13,923,331
South Korea — 11.5%
BGF retail Co., Ltd.	2,880	311,956
BNK Financial Group, Inc.	93,275	338,496
CJ ENM Co., Ltd.	385	32,553
Daelim Industrial Co., Ltd.	7,375	442,213
Hana Financial Group, Inc.	21,091	396,798
Hankook Tire & Technology Co., Ltd.	17,930	283,145
Hyundai Department Store Co., Ltd.	879	42,267
Hyundai Marine & Fire Insurance Co., Ltd.	15,455	285,772
Hyundai Mobis Co., Ltd.	2,080	287,722
Industrial Bank of Korea	14,941	91,291
KCC Corporation	755	79,469
Kia Motors Corporation	85,786	1,805,703
Koh Young Technology, Inc.	18,670	1,182,738
Korea Investment Holdings Co., Ltd.	13,774	555,323
Korea Zinc Co., Ltd.	2,002	582,617
Kumho Petrochemical Co., Ltd.	13,861	731,740
LG Chem, Ltd.	6,958	1,723,369
LG Electronic, Inc.	36,823	1,447,804
LG Household & Health Care, Ltd.	1,100	1,007,587
LG Uplus Corporation	13,101	115,096
NAVER Corporation	6,377	886,622
NCSoft Corporation	6,523	3,481,356
Orion Corporation	4,735	447,361
Pearl Abyss Corporation*	1,948	284,173
Posco International Corporation	5,552	51,414
Samsung Electro-Mechanics Co., Ltd.	15,960	1,264,652
Samsung Electronics Co., Ltd.	422,390	16,423,165
Samsung Fire & Marine Insurance Co., Ltd.	15,246	1,928,200
SK Hynix, Inc.	151,634	10,251,073
SK Telecom Co., Ltd.	561	81,595
		46,843,270
Taiwan — 12.6%
Accton Technology Corporation	12,000	64,207
Advantech Co., Ltd.	88,000	725,091
Airtac International Group	65,000	958,444
ASE Technology Holding Co., Ltd.	33,000	63,922
Catcher Technology Co., Ltd.	192,000	1,228,197
China Life Insurance Co., Ltd.*	684,249	378,458
Chroma ATE, Inc.	176,000	717,443
Chunghwa Telecom Co., Ltd.	21,000	74,451
CTBC Financial Holding Co., Ltd.	149,423	87,986
E.Sun Financial Holding Co., Ltd.	2,032,000	1,622,056
First Financial Holding Co., Ltd.	964,142	623,030
Foxconn Technology Co., Ltd.	24,000	39,085
Fubon Financial Holding Co., Ltd.	64,406	79,607
Globalwafers Co., Ltd.	52,000	580,859
Hon Hai Precision Industry Co., Ltd.	157,000	361,456
Hua Nan Financial Holdings Co., Ltd.	62,000	36,884

See Notes to Schedules of Investments.

	Shares	Value
Inventec Corporation	84,000	$64,411
Kingpak Technology, Inc.	43,069	168,076
Largan Precision Co., Ltd.	39,500	4,987,636
Lite-On Technology Corporation	206,000	280,242
MediaTek, Inc.	303,000	3,252,168
Nanya Technology Corporation	409,000	719,834
Nien Made Enterprise Co., Ltd.	40,000	237,640
Novatek Microelectronics Corporation	73,000	411,589
Pegatron Corporation	210,000	400,735
Phison Electronics Corporation	33,000	266,840
Pou Chen Corporation	113,000	95,510
Powertech Technology, Inc.	103,763	293,857
President Chain Store Corporation	568,000	5,310,109
Silergy Corporation	69,000	2,238,064
SinoPac Financial Holdings Co., Ltd.	104,000	37,898
Taishin Financial Holding Co., Ltd.	94,000	36,187
Taiwan Business Bank	486,150	154,721
Taiwan Cooperative Financial Holding Co., Ltd.	393,593	237,689
Taiwan Semiconductor Manufacturing Co., Ltd.	1,272,000	11,450,946
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	213,390	10,197,908
Taiwan Union Technology Corporation	55,000	218,930
Uni-President Enterprises Corporation	82,000	177,482
United Microelectronics Corporation	2,601,000	1,166,188
Wistron Corporation	1,084,000	876,339
Zhen Ding Technology Holding, Ltd.	105,000	320,889
		51,243,064
Thailand — 1.8%
Advanced Info Service PCL NVDR	263,100	1,595,207
Airports of Thailand PCL	309,900	479,239
Bangkok Bank PCL NVDR	338,570	1,033,691
Bangkok Dusit Medical Services PCL NVDR	108,600	62,184
Bumrungrad Hospital PCL NVDR	33,000	114,241
Central Pattana PCL NVDR	24,400	31,328
CP ALL PCL	417,200	774,631
Indorama Ventures PCL NVDR	244,300	158,131
Kasikornbank PCL NVDR	600,200	1,669,303
Krung Thai Bank PCL NVDR	1,360,300	469,053
PTT Exploration & Production PCL	262,100	542,747
Ratch Group PCL NVDR	149,100	258,257
Thai Union Group PCL NVDR	279,900	116,212
		7,304,224
Turkey — 0.4%
Arcelik AS*	170,018	346,323
Enerjisa Enerji AS 144A	684,885	702,154
Eregli Demir ve Celik Fabrikalari TAS	29,175	33,058
Mavi Giyim Sanayi Ve Ticaret AS Class B 144A*	22,825	115,358
	Shares	Value
Sok Marketler Ticaret AS*	164,079	$230,792
Türkiye Is Bankasi AS Class C*	42,265	30,160
		1,457,845
United Kingdom — 2.5%
Anglo American PLC	72,890	1,277,296
Antofagasta PLC	303,042	2,894,188
Network International Holdings PLC 144A*	34,437	167,447
TCS Group Holding PLC GDR	60,253	696,525
Unilever PLC	98,235	4,954,010
		9,989,466
Total Foreign Common Stocks (Cost $421,078,635)		361,216,516
FOREIGN PREFERRED STOCKS — 0.3%
Brazil — 0.3%
Azul SA ADR
0.00%Δ*	42,905	437,202
Banco Bradesco SA
9.05%◊	143,720	577,524
Banco Pan SA
0.00%*	42,340	39,276
Cia Energetica de Minas Gerais
4.76%◊	29,300	50,129
Itausa - Investimentos Itau SA
0.84%◊	29,309	49,073
		1,153,204
Colombia — 0.0%
Banco Davivienda SA
3.26%◊	23,852	179,683
Total Foreign Preferred Stocks (Cost $2,472,973)		1,332,887
MONEY MARKET FUNDS — 6.7%
GuideStone Money Market Fund, 0.46% (Institutional Class)Ø∞	16,156,254	16,156,254
Northern Institutional Liquid Assets Portfolio (Shares), 0.71%Ø§	1,038,555	1,038,555
Northern Institutional U.S. Government Portfolio (Shares), 0.40%Ø	10,036,439	10,036,439
Total Money Market Funds (Cost $27,231,248)		27,231,248
TOTAL INVESTMENTS — 98.9% (Cost $466,294,808)		403,008,138
Other Assets in Excess of Liabilities — 1.1%		4,291,459
NET ASSETS — 100.0%		$407,299,597
See Notes to Schedules of Investments.

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Futures Contracts outstanding at March 31, 2020:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
MSCI Singapore Index	04/2020	(109)	$(2,157,991)	$31,995
MSCI Taiwan Index	04/2020	119	4,414,900	(39,700)
Euro-BTP	04/2020	(25)	(385,417)	(3,442)
SGX Nifty 50 Index	04/2020	(5)	(85,705)	(7,967)
FTSE/JSE Top 40 Index	06/2020	(16)	(367,135)	(37,170)
Mexican Bolsa Index	06/2020	33	491,971	(19,396)
MSCI Emerging Markets E-Mini	06/2020	76	3,203,020	50,669
SET50 Index	06/2020	(294)	(1,331,074)	(40,036)
Total Futures Contracts outstanding at March 31, 2020			$3,782,569	$(65,047)
Forward Foreign Currency Contracts outstanding at March 31, 2020:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/17/20	U.S. Dollars	25,844,918	Brazilian Reals	118,460,000	CITI	$3,159,678
06/17/20	U.S. Dollars	14,590,772	Mexican Pesos	310,068,000	CITI	1,671,847
06/17/20	U.S. Dollars	20,035,026	Chilean Pesos	16,327,508,000	CITI	919,237
06/17/20	U.S. Dollars	5,428,951	Russian Rubles	394,118,000	CITI	443,119
06/17/20	U.S. Dollars	4,927,904	South African Rand	81,748,000	CITI	404,450
06/17/20	U.S. Dollars	21,888,308	South Korean Won	26,258,017,334	CITI	285,785
06/17/20	U.S. Dollars	4,294,757	Czech Republic Koruna	100,200,000	CITI	258,803
06/17/20	U.S. Dollars	1,995,117	Indonesian Rupiahs	29,828,869,000	CITI	189,904
06/17/20	South Korean Won	14,622,276,000	U.S. Dollars	11,846,920	CITI	182,856
06/17/20	U.S. Dollars	6,017,586	Israeli Shekels	20,639,000	CITI	167,140
06/17/20	U.S. Dollars	9,213,620	Indian Rupees	697,057,000	CITI	153,821
06/17/20	Israeli Shekels	14,392,000	U.S. Dollars	3,956,557	CITI	123,079
06/17/20	U.S. Dollars	8,335,298	Chinese Offshore Yuan	58,433,188	CITI	104,460
06/17/20	U.S. Dollars	6,163,347	Singapore Dollars	8,610,000	CITI	98,386
06/17/20	U.S. Dollars	2,797,702	Colombian Pesos	11,100,000,000	CITI	80,710
06/17/20	U.S. Dollars	1,897,493	Thai Baht	59,800,000	CITI	74,628
06/17/20	Singapore Dollars	3,230,000	U.S. Dollars	2,248,044	CITI	27,197
06/17/20	Hong Kong Dollars	116,146,000	U.S. Dollars	14,950,278	CITI	26,427
10/10/23	U.S. Dollars	1,196,266	Chinese Offshore Yuan	8,649,000	SC	24,814
06/17/20	U.S. Dollars	1,118,702	Polish Zloty	4,546,000	CITI	20,132
06/17/20	Chilean Pesos	2,220,000,000	U.S. Dollars	2,580,098	CITI	19,016
04/02/20	Israeli Shekels	1,593,663	U.S. Dollars	434,094	CITI	15,903
04/02/20	South Korean Won	534,967,650	U.S. Dollars	423,815	CITI	15,638
06/17/20	Mexican Pesos	17,400,000	U.S. Dollars	710,092	CITI	14,876
06/17/20	U.S. Dollars	1,487,301	Hungarian Forint	481,000,000	CITI	13,943
06/17/20	Czech Republic Koruna	15,100,000	U.S. Dollars	594,546	CITI	13,667
06/17/20	Taiwan Dollars	34,377,000	U.S. Dollars	1,143,736	CITI	6,268
06/17/20	U.S. Dollars	431,573	Philippine Pesos	22,000,000	CITI	5,681
06/17/20	Euro	326,749	U.S. Dollars	356,289	CITI	5,169
06/17/20	U.S. Dollars	214,157	Euro	190,000	CITI	3,974
06/17/20	Peruvian Nuevo Soles	480,000	U.S. Dollars	135,527	CITI	3,875
06/17/20	U.S. Dollars	2,226,231	Saudi Riyals	8,353,000	CITI	2,145
06/17/20	Russian Rubles	28,000,000	U.S. Dollars	352,172	CITI	2,045
04/06/20	South Korean Won	64,087,200	U.S. Dollars	51,270	CITI	1,375
06/17/20	Chinese Offshore Yuan	2,336,000	U.S. Dollars	328,309	CITI	737
06/17/20	Philippine Pesos	8,000,000	U.S. Dollars	154,202	CITI	668
06/17/20	Thai Baht	3,671,000	U.S. Dollars	111,434	CITI	468

See Notes to Schedules of Investments.

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/17/20	South African Rand	6,700,000	U.S. Dollars	370,307	CITI	$431
06/17/20	U.S. Dollars	29,131	Peruvian Nuevo Soles	100,000	CITI	89
06/17/20	U.S. Dollars	7,483	Taiwan Dollars	222,000	CITI	56
06/17/20	Saudi Riyals	440,000	U.S. Dollars	117,117	CITI	38
Subtotal Appreciation						$8,542,535
04/06/20	U.S. Dollars	1,767	Israeli Shekels	6,487	CITI	$(65)
06/17/20	U.S. Dollars	8,243	Taiwan Dollars	249,000	CITI	(86)
06/17/20	U.S. Dollars	3,872	Israeli Shekels	14,000	CITI	(96)
06/17/20	U.S. Dollars	625,500	Saudi Riyals	2,350,000	CITI	(216)
04/02/20	U.S. Dollars	18,919	Israeli Shekels	69,549	CITI	(719)
06/17/20	Israeli Shekels	191,000	U.S. Dollars	54,863	CITI	(721)
04/06/20	South Korean Won	67,048,675	U.S. Dollars	56,206	CITI	(1,129)
06/17/20	U.S. Dollars	188,725	Thai Baht	6,230,000	CITI	(1,182)
06/17/20	U.S. Dollars	142,407	Euro	130,000	CITI	(1,402)
06/17/20	Peruvian Nuevo Soles	519,874	U.S. Dollars	152,437	CITI	(1,455)
06/17/20	U.S. Dollars	1,959,989	South Korean Won	2,385,069,666	CITI	(2,212)
06/17/20	U.S. Dollars	149,526	Russian Rubles	12,000,000	CITI	(2,281)
06/17/20	Saudi Riyals	9,056,000	U.S. Dollars	2,413,688	CITI	(2,420)
06/17/20	U.S. Dollars	438,372	Hungarian Forint	144,000,000	CITI	(2,716)
06/17/20	Euro	236,251	U.S. Dollars	265,472	CITI	(4,125)
06/17/20	U.S. Dollars	1,943,653	Chinese Offshore Yuan	13,830,000	CITI	(4,427)
06/17/20	U.S. Dollars	195,378	Peruvian Nuevo Soles	690,000	CITI	(5,011)
06/17/20	U.S. Dollars	131,263	Indonesian Rupiahs	2,300,000,000	CITI	(7,931)
06/17/20	U.S. Dollars	1,202,051	Polish Zloty	5,040,000	CITI	(15,898)
06/17/20	U.S. Dollars	8,904,351	Hong Kong Dollars	69,182,000	CITI	(16,477)
06/17/20	U.S. Dollars	1,607,603	Philippine Pesos	84,000,000	CITI	(18,531)
06/17/20	U.S. Dollars	657,020	Czech Republic Koruna	16,800,000	CITI	(19,667)
06/17/20	Taiwan Dollars	132,779,000	U.S. Dollars	4,468,214	CITI	(26,395)
06/17/20	Thai Baht	36,759,000	U.S. Dollars	1,163,219	CITI	(42,706)
06/17/20	U.S. Dollars	3,403,203	Colombian Pesos	14,080,000,000	CITI	(43,215)
06/17/20	Philippine Pesos	321,063,000	U.S. Dollars	6,282,708	CITI	(67,336)
06/17/20	Singapore Dollars	6,820,000	U.S. Dollars	4,885,842	CITI	(81,773)
06/17/20	U.S. Dollars	7,404,424	Indian Rupees	576,000,000	CITI	(81,971)
06/17/20	Chinese Offshore Yuan	55,762,773	U.S. Dollars	7,943,865	CITI	(89,178)
06/17/20	U.S. Dollars	2,605,195	Mexican Pesos	64,700,000	CITI	(90,519)
06/17/20	Czech Republic Koruna	31,600,000	U.S. Dollars	1,363,849	CITI	(91,033)
06/17/20	Hungarian Forint	528,656,000	U.S. Dollars	1,718,752	CITI	(99,417)
06/17/20	South Korean Won	13,877,079,000	U.S. Dollars	11,587,547	CITI	(170,846)
06/17/20	Indonesian Rupiahs	24,977,689,788	U.S. Dollars	1,738,259	CITI	(226,634)
06/17/20	Polish Zloty	21,342,000	U.S. Dollars	5,482,384	CITI	(324,952)
06/17/20	Chilean Pesos	11,131,364,000	U.S. Dollars	13,485,348	CITI	(453,059)
06/17/20	Indian Rupees	1,178,437,000	U.S. Dollars	16,084,312	CITI	(767,914)
06/17/20	South African Rand	115,636,000	U.S. Dollars	7,276,676	CITI	(878,060)
06/17/20	Brazilian Reals	68,832,000	U.S. Dollars	14,144,395	CITI	(962,980)
06/17/20	Colombian Pesos	28,980,000,000	U.S. Dollars	8,240,212	CITI	(1,146,662)
06/17/20	Russian Rubles	632,122,000	U.S. Dollars	9,466,887	CITI	(1,470,159)
06/17/20	Mexican Pesos	506,979,000	U.S. Dollars	25,853,563	CITI	(4,730,380)
Subtotal Depreciation						$(11,953,956)
Total Forward Foreign Currency Contracts outstanding at March 31, 2020						$(3,411,421)
See Notes to Schedules of Investments.

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Swap Agreements outstanding at March 31, 2020:
Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Total Return Swaps
Decreases in total return of TAIEX Index (At Termination)	Increases in total return of TAIEX Index (At Termination)	4/15/2020	CITI	TWD	21,109,000	$5,561	$—	$5,561
Decreases in total return of TAIEX Index (At Termination)	Increases in total return of TAIEX Index (At Termination)	4/15/2020	GSC	TWD	11,514,000	4,440	—	4,440
Increases in total return of Tel Aviv 35 Index (At Termination)	Decreases in total return of Tel Aviv 35 Index (At Termination)	4/24/2020	GSC	ILS	2,393,244	86,990	—	86,990
Decreases in total return of HSCEI Index (At Termination)	Increases in total return of HSCEI Index (At Termination)	4/28/2020	GSC	HKD	56,358,900	101,889	—	101,889
Decreases in total return of HSCEI Index (At Termination)	Increases in total return of HSCEI Index (At Termination)	4/28/2020	CITI	HKD	6,743,800	11,017	—	11,017
MSCI Emerging Markets Thailand Net Total Return USD Index	Financing Index: 1-Month ICE LIBOR USD + 0.15%	6/17/2020	GSC	USD	271,535	66,052	—	66,052
MSCI Poland Net Return PLN Index	Financing Index: 1-Month WIBOR - 0.08%	6/17/2020	GSC	PLN	913,280	39,777	—	39,777
MSCI Singapore Net Return SGD Index	Financing Index: 1-Month SIBOR	6/17/2020	GSC	SGD	3,079,917	451,040	—	451,040
MSCI South Africa Net Return ZAR Index	Financing Index: 1-Month SAFE South Africa JIBAR - 0.50%	6/17/2020	GSC	ZAR	30,734,919	367,610	—	367,610
Subtotal Appreciation						$1,134,376	$ —	$1,134,376
Decreases in total return of BIST 30 Index (At Termination)	Increases in total return of BIST 30 Index (At Termination)	4/30/2020	CITI	TRY	4,650,150	$(218,762)	$—	$(218,762)
Increases in total return of SGX Nifty 50 Index (At Termination)	Decreases in total return of SGX Nifty 50 Index (At Termination)	4/30/2020	CITI	USD	634,217	(47,814)	—	(47,814)
Decreases in total return of KOSPI 200 Index (At Termination)	Increases in total return of KOSPI 200 Index (At Termination)	6/11/2020	CITI	KRW	5,841,000,000	(551,637)	—	(551,637)
Financing Index: 1-Month HIBOR - 0.30%	MSCI China Net Return HKD Index	6/17/2020	GSC	HKD	385,728	(4,773)	—	(4,773)
Financing Index: 1-Month ICE LIBOR USD + 0.50%	MSCI Emerging Markets Korea Net Total Return USD Index	6/17/2020	GSC	USD	202,322	(37,029)	—	(37,029)
Increases in total return of FTSE/JSE Shareholder Weighted Top 40 Index (At Termination)	Decreases in total return of FTSE/JSE Shareholder Weighted Top 40 Index (At Termination)	6/18/2020	GSC	ZAR	1,951,320	(8,499)	—	(8,499)
Increases in total return of WIG 20 Index (At Termination)	Decreases in total return of WIG 20 Index (At Termination)	6/19/2020	CITI	PLN	1,731,660	(18,291)	—	(18,291)
Subtotal Depreciation						$(886,805)	$ —	$(886,805)
Net Total Return Swaps outstanding at March 31, 2020						$247,571	$ —	$247,571

See Notes to Schedules of Investments.

VALUATION HIERARCHY
The following is a summary of the inputs used, as of March 31, 2020, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$13,227,487	$13,227,487	$—	$—
Foreign Common Stocks:
Brazil	17,999,019	17,999,019	—	—
Canada	574,790	574,790	—	—
Chile	2,159,860	1,396,993	762,867	—
China	89,722,898	31,009,851	58,713,047	—
Greece	1,015,618	381,146	634,472	—
India	31,551,954	2,637,320	28,914,634	—
Isle of Man	45,791	45,791	—	—
Mexico	7,038,471	7,038,471	—	—
Netherlands	5,620,450	5,620,450	—	—
Peru	4,317,301	4,317,301	—	—
Russia	6,865,794	1,211,972	5,653,822	—
Saudi Arabia	3,760,361	193,772	3,566,589	—
Slovenia	592,501	592,501	—	—
South Africa	13,923,331	2,290,781	11,632,550	—
Taiwan	51,243,064	10,197,908	41,045,156	—
Thailand	7,304,224	479,239	6,824,985	—
Turkey	1,457,845	702,154	755,691	—
United Kingdom	9,989,466	696,525	9,292,941	—
Other^^	106,033,778	—	106,033,778	—
Total Foreign Common Stocks	361,216,516	87,385,984	273,830,532	—
Foreign Preferred Stocks	1,332,887	1,332,887	—	—
Money Market Funds	27,231,248	27,231,248	—	—
Total Assets - Investments in Securities	$403,008,138	$129,177,606	$273,830,532	$ —
Other Financial Instruments***
Forward Foreign Currency Contracts	$8,542,535	$—	$8,542,535	$—
Futures Contracts	82,664	82,664	—	—
Swap Agreements	1,134,376	—	1,134,376	—
Total Assets - Other Financial Instruments	$9,759,575	$82,664	$9,676,911	$ —
Liabilities:
Other Financial Instruments***
Forward Foreign Currency Contracts	$(11,953,956)	$—	$(11,953,956)	$—
Futures Contracts	(147,711)	(147,711)	—	—
Swap Agreements	(886,805)	—	(886,805)	—
Total Liabilities - Other Financial Instruments	$(12,988,472)	$(147,711)	$(12,840,761)	$ —

^^	Classifications as defined in the Schedule of Investments.
***	Other financial instruments are derivative instruments, such as futures contracts, forwards contracts and swap agreements, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding", "Forwards Foreign Currency Contracts outstanding" and "Swap Agreements outstanding" disclosures.
See Notes to Schedules of Investments.

GLOBAL REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)
	Shares	Value
COMMON STOCKS — 51.8%
Consumer Discretionary — 0.3%
Hyatt Hotels Corporation Class AΔ	9,440	$452,176
Real Estate — 51.5%
Agree Realty Corporation REIT	36,865	2,281,943
Alexandria Real Estate Equities, Inc. REIT	26,498	3,631,816
American Assets Trust, Inc. REIT	14,323	358,075
American Campus Communities, Inc. REIT	34,657	961,732
American Homes 4 Rent Class A REIT	49,009	1,137,009
American Tower Corporation REIT	9,459	2,059,697
Apartment Investment & Management Co. Class A REIT	80,295	2,822,369
AvalonBay Communities, Inc. REIT	2,630	387,057
Boston Properties, Inc. REIT	16,938	1,562,192
Brixmor Property Group, Inc. REIT	136,285	1,294,708
Camden Property Trust REIT	16,143	1,279,171
Columbia Property Trust, Inc. REIT	25,408	317,600
Cousins Properties, Inc. REIT	56,445	1,652,145
Crown Castle International Corporation REIT	10,557	1,524,431
CubeSmart REIT	32,094	859,798
CyrusOne, Inc. REIT	37,023	2,286,170
DiamondRock Hospitality Co. REIT	100,602	511,058
Digital Realty Trust, Inc. REITΔ	33,511	4,655,013
Duke Realty Corporation REIT	58,349	1,889,341
EastGroup Properties, Inc. REIT	12,052	1,259,193
Equinix, Inc. REIT	3,106	1,939,914
Equity LifeStyle Properties, Inc. REIT	61,096	3,511,798
Equity Residential REIT	58,022	3,580,538
Essential Properties Realty Trust, Inc. REITΔ	77,184	1,008,023
Essex Property Trust, Inc. REIT	6,827	1,503,578
Extra Space Storage, Inc. REIT	46,227	4,426,698
Federal Realty Investment Trust REIT	7,950	593,150
Four Corners Property Trust, Inc. REIT	52,987	991,387
Healthpeak Properties, Inc. REIT	166,654	3,974,698
Highwoods Properties, Inc. REIT	75,524	2,675,060
Host Hotels & Resorts, Inc. REIT	20,354	224,708
Hudson Pacific Properties, Inc. REIT	47,890	1,214,490
Invitation Homes, Inc. REIT	190,118	4,062,822
Kilroy Realty Corporation REIT	34,836	2,219,053
Kimco Realty Corporation REIT	108,841	1,052,492
Life Storage, Inc. REIT	26,848	2,538,478
Medical Properties Trust, Inc. REIT	112,577	1,946,456
Mid-America Apartment Communities, Inc. REIT	25,121	2,588,217
National Retail Properties, Inc. REIT	32,721	1,053,289
New Senior Investment Group, Inc. REIT	46,606	119,311
Omega Healthcare Investors, Inc. REIT	18,761	497,917
Pebblebrook Hotel Trust REITΔ	43,838	477,396
Physicians Realty Trust REIT	54,661	761,974
Prologis, Inc. REIT	130,580	10,494,715
Realty Income Corporation REIT	57,488	2,866,352
	Shares	Value
Rexford Industrial Realty, Inc. REIT	54,262	$2,225,285
Ryman Hospitality Properties, Inc. REIT	23,348	837,026
Simon Property Group, Inc. REIT	10,670	585,356
STAG Industrial, Inc. REIT	1,215	27,362
STORE Capital Corporation REIT	47,774	865,665
Sun Communities, Inc. REIT	10,487	1,309,302
UDR, Inc. REIT	40,974	1,497,190
Ventas, Inc. REIT	36,344	974,019
Weingarten Realty Investors REIT	32,114	463,405
Welltower, Inc. REIT	85,263	3,903,340
		101,740,982
Total Common Stocks (Cost $124,030,139)		102,193,158
FOREIGN COMMON STOCKS — 42.6%
Australia — 2.6%
Dexus REIT	125,284	694,274
Goodman Group REIT	106,412	779,964
GPT Group (The) REIT (Athens Exchange)	624,260	1,386,891
Ingenia Communities Group REIT	83,388	166,794
Mirvac Group REIT	1,000,153	1,270,689
Scentre Group REIT	142,397	136,391
Shopping Centres Australasia Property Group REIT	405,092	561,827
Viva Energy REIT	147,895	207,795
		5,204,625
Austria — 0.1%
CA Immobilien Anlagen AGΔ	6,359	216,851
Belgium — 1.2%
Aedifica SA REIT	7,693	798,542
Retail Estates NV REIT	2,597	134,292
VGP NV	2,472	255,188
Warehouses De Pauw CVA REIT	30,505	870,750
Xior Student Housing NV REIT	8,959	389,873
		2,448,645
Canada — 2.8%
Canadian Apartment Properties REIT	50,660	1,533,155
Dream Office REIT	31,603	524,134
First Capital REIT	41,801	404,852
Granite REIT	36,306	1,499,657
InterRent REIT	123,098	1,164,240
Minto Apartment REIT	29,400	407,376
		5,533,414
France — 1.1%
Covivio REIT	3,793	213,018
Gecina SA REIT	13,338	1,755,144
Klepierre REITΔ	6,820	130,000
		2,098,162
Germany — 5.3%
alstria office REIT-AG	29,771	427,242
Aroundtown SA	231,021	1,156,366
Deutsche Wohnen SE	85,307	3,233,026
TAG Immobilien AG*	19,854	390,459

See Notes to Schedules of Investments.

	Shares	Value
Vonovia SE	107,773	$5,361,009
		10,568,102
Hong Kong — 6.1%
CK Asset Holdings, Ltd.	183,397	995,055
Hysan Development Co., Ltd.	116,306	375,599
Link REIT	378,567	3,190,744
New World Development Co., Ltd.	2,740,868	2,922,523
Sino Land Co., Ltd.	748,000	941,402
Sun Hung Kai Properties, Ltd.	93,025	1,216,212
Swire Properties, Ltd.	851,990	2,380,243
		12,021,778
Japan — 11.2%
Activia Properties, Inc. REIT	668	2,168,383
AEON REIT Investment CorporationΔ	340	326,810
Comforia Residential REIT, Inc.	163	466,057
Daibiru Corporation	61,200	504,145
Daiwa House REIT Investment CorporationΔ	188	460,774
Daiwa Office Investment Corporation REIT	79	438,418
Frontier Real Estate Investment Corporation REIT	295	835,732
Global One Real Estate Investment Corporation REIT	1,257	1,059,945
GLP J-REIT	447	506,874
Hulic Reit, Inc.	866	1,007,543
Invesco Office J-REIT, Inc.	2,831	375,003
Invincible Investment Corporation REIT	577	130,171
Japan Real Estate Investment Corporation REIT	220	1,293,223
Japan Rental Housing Investments, Inc. REIT	1,085	918,522
LaSalle Logiport REIT	409	554,418
Mitsubishi Estate Co., Ltd.	239,872	3,542,705
Mitsui Fudosan Co., Ltd.	111,218	1,925,708
Mori Hills Investment Corporation REIT	355	474,748
Mori Trust Hotel Reit, Inc.	657	500,915
Mori Trust Sogo REIT, Inc.	622	754,446
Orix JREIT, Inc.	331	435,352
Premier Investment Corporation REIT	579	640,710
Sumitomo Realty & Development Co., Ltd.	87,428	2,134,804
Tokyu Fudosan Holdings Corporation	62,153	298,527
XYMAX REIT Investment Corporation	450	353,010
		22,106,943
Netherlands — 0.3%
Unibail-Rodamco-Westfield REITΔ	9,202	527,518
Singapore — 3.4%
Ascendas REIT	287,928	570,101
CapitaLand, Ltd.	700,800	1,404,353
City Developments, Ltd.	166,410	843,810
Frasers Centrepoint Trust REIT	140,023	219,081
Keppel DC REIT	229,757	368,740
	Shares	Value
Mapletree Industrial Trust REIT	819,234	$1,391,195
Mapletree Logistics Trust REIT	1,682,100	1,863,225
		6,660,505
Spain — 0.4%
Arima Real Estate SOCIMI SA REIT*	39,726	353,230
Inmobiliaria Colonial Socimi SA REIT	39,891	376,038
		729,268
Sweden — 2.0%
Castellum AB	47,966	808,728
Fabege AB	131,812	1,681,720
Fastighets AB Balder, B Shares*	25,055	905,772
Nyfosa AB*	45,300	226,905
Pandox AB	9,765	80,625
Samhallsbyggnadsbolaget i Norden AB	149,929	287,424
		3,991,174
Switzerland — 1.2%
PSP Swiss Property AG	19,221	2,403,570
Swiss Prime Site AG	413	40,198
		2,443,768
United Kingdom — 4.9%
Assura PLC REIT	604,008	626,119
Big Yellow Group PLC REIT	41,927	518,721
British Land Co. PLC (The) REIT	219,231	914,234
Derwent London PLC REIT	14,598	589,692
Grainger PLC	220,881	702,918
Great Portland Estates PLC REIT	155,571	1,310,707
Helical PLC	48,510	206,923
Primary Health Properties PLC REIT	154,941	307,640
PRS REIT PLC (The)	378,544	359,695
Safestore Holdings PLC REIT	40,906	323,469
Segro PLC REIT	188,412	1,781,131
Tritax Big Box REIT PLC	258,891	360,386
Tritax EuroBox PLC 144A	225,362	247,086
UNITE Group PLC (The) REIT	109,067	1,088,427
Urban & Civic PLC	99,401	254,363
		9,591,511
Total Foreign Common Stocks (Cost $99,631,888)		84,142,264
MONEY MARKET FUNDS — 5.0%
GuideStone Money Market Fund, 0.46% (Institutional Class)Ø∞	9,510,198	9,510,198
See Notes to Schedules of Investments.

GLOBAL REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Northern Institutional Liquid Assets Portfolio (Shares), 0.71%Ø§	395,026	$395,026
Total Money Market Funds (Cost $9,905,224)		9,905,224
TOTAL INVESTMENTS — 99.4% (Cost $233,567,251)		196,240,646
Other Assets in Excess of Liabilities — 0.6%		1,210,163
NET ASSETS — 100.0%		$197,450,809
Futures Contracts outstanding at March 31, 2020:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
S&P MidCap 400 Index E-Mini	06/2020	23	$3,306,940	$59,091
VALUATION HIERARCHY
The following is a summary of the inputs used, as of March 31, 2020, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$102,193,158	$102,193,158	$—	$—
Foreign Common Stocks:
Belgium	2,448,645	255,188	2,193,457	—
Canada	5,533,414	5,533,414	—	—
United Kingdom	9,591,511	359,695	9,231,816	—
Other^^	66,568,694	—	66,568,694	—
Total Foreign Common Stocks	84,142,264	6,148,297	77,993,967	—
Money Market Funds	9,905,224	9,905,224	—	—
Total Assets - Investments in Securities	$196,240,646	$118,246,679	$77,993,967	$ —
Other Financial Instruments***
Futures Contracts	$59,091	$59,091	$—	$—
Total Assets - Other Financial Instruments	$59,091	$59,091	$ —	$ —

^^	Classifications as defined in the Schedule of Investments.
***	Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" disclosure.

See Notes to Schedules of Investments.

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)
	Par	Value
ASSET-BACKED SECURITIES — 3.6%
American Express Credit Account Master Trust, Series 2017-2, Class A
(Floating, ICE LIBOR USD 1M + 0.45%), 1.15%, 09/16/24†	$1,165,000	$1,157,873
Capital One Multi-Asset Execution Trust, Series 2016-A7, Class A7
(Floating, ICE LIBOR USD 1M + 0.51%), 1.21%, 09/16/24†	791,000	785,661
Capital One Prime Auto Receivables Trust, Series 2019-1, Class A2
2.58%, 04/15/22	811,708	813,608
CARDS II Trust, Series 2019-1A, Class A
(Floating, ICE LIBOR USD 1M + 0.39%), 1.09%, 05/15/24 144A †	370,000	363,782
Chase Issuance Trust, Series 2016-A3, Class A3
(Floating, ICE LIBOR USD 1M + 0.55%), 1.25%, 06/15/23†	500,000	496,849
Chase Issuance Trust, Series 2017-A2, Class A
(Floating, ICE LIBOR USD 1M + 0.40%), 1.10%, 03/15/24†	1,125,000	1,114,045
Citibank Credit Card Issuance Trust, Series 2016-A3, Class A3
(Floating, ICE LIBOR USD 1M + 0.49%), 1.50%, 12/07/23†	1,125,000	1,124,559
Evergreen Credit Card Trust, Series 2019-1, Class A
(Floating, ICE LIBOR USD 1M + 0.48%), 1.18%, 01/15/23 144A †	1,080,000	1,026,507
Ford Credit Auto Lease Trust, Series 2019-B, Class A2B
(Floating, ICE LIBOR USD 1M + 0.26%), 0.96%, 02/15/22†	480,340	479,169
Ford Credit Auto Owner Trust, Series 2019-A, Class A2A
2.78%, 02/15/22	274,916	275,068
Ford Credit Auto Owner Trust, Series 2019-B, Class A2B
(Floating, ICE LIBOR USD 1M + 0.24%), 0.94%, 02/15/22†	252,473	251,259
Golden Credit Card Trust, Series 2019-2A, Class A
(Floating, ICE LIBOR USD 1M + 0.35%, 0.35% Floor), 1.05%, 10/15/23 144A †	380,000	371,382
Hyundai Auto Lease Securitization Trust, Series 2020-A, Class A2
1.90%, 05/16/22 144A	750,000	751,433
Navient Student Loan Trust, Series 2019-1A, Class A1
(Floating, ICE LIBOR USD 1M + 0.33%), 1.28%, 12/27/67 144A †	248,367	248,291
Navient Student Loan Trust, Series 2019-4A, Class A1
(Floating, ICE LIBOR USD 1M + 0.28%, 0.28% Floor), 1.23%, 07/25/68 144A †	514,308	508,582
	Par	Value
Navient Student Loan Trust, Series 2019-7A, Class A1
(Floating, ICE LIBOR USD 1M + 0.50%, 0.50% Floor), 1.45%, 01/25/68 144A †	$578,896	$569,749
Nissan Auto Receivables Owners Trust, Series 2019-C, Class A2B
(Floating, ICE LIBOR USD 1M + 0.24%), 0.94%, 09/15/22†	470,000	468,685
USAA Auto Owner Trust, Series 2019-1, Class A2
2.26%, 02/15/22	409,401	410,507
Verizon Owner Trust, Series 2017-3A, Class A1A
2.06%, 04/20/22 144A	305,864	306,244
Verizon Owner Trust, Series 2019-A, Class A1B
(Floating, ICE LIBOR USD 1M + 0.33%), 1.10%, 09/20/23†	605,000	596,556
Verizon Owner Trust, Series 2019-B, Class A1B
(Floating, ICE LIBOR USD 1M + 0.45%), 1.22%, 12/20/23†	525,000	517,794
Total Asset-Backed Securities (Cost $12,780,753)		12,637,603
CERTIFICATES OF DEPOSIT — 0.3%
US Bank NA
(Floating, ICE LIBOR USD 3M + 0.40%), 1.40%, 12/09/22† (Cost $1,100,000)	1,100,000	1,071,113
CORPORATE BONDS — 19.6%
AES Corporation
4.50%, 03/15/23	500,000	493,128
4.88%, 05/15/23	860,000	833,121
Alliance Data Systems Corporation
4.75%, 12/15/24 144A	1,000,000	767,500
Allison Transmission, Inc.
5.00%, 10/01/24 144A	500,000	488,735
AMC Networks, Inc.
4.75%, 12/15/22	332,000	323,713
5.00%, 04/01/24	1,500,000	1,447,500
American Honda Finance Corporation
(Floating, ICE LIBOR USD 3M + 0.35%), 2.09%, 11/05/21†	1,379,000	1,317,248
AmeriGas Partners LP
5.63%, 05/20/24	750,000	699,352
5.50%, 05/20/25	1,250,000	1,159,337
APX Group, Inc.
7.88%, 12/01/22	1,052,000	997,106
8.50%, 11/01/24 144A	1,500,000	1,381,882
AT&T, Inc.
(Floating, ICE LIBOR USD 3M + 0.95%), 2.78%, 07/15/21†	1,400,000	1,368,411
(Floating, ICE LIBOR USD 3M + 0.89%), 2.59%, 02/15/23†	40,000	37,767
Berry Global, Inc.
5.50%, 05/15/22	542,000	537,946

See Notes to Schedules of Investments.

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
BMW US Capital LLC
(Floating, ICE LIBOR USD 3M + 0.41%), 2.26%, 04/12/21 144A †	$245,000	$237,514
(Floating, ICE LIBOR USD 3M + 0.50%), 2.21%, 08/13/21 144A †	500,000	480,804
Bristol-Myers Squibb Co.
(Floating, ICE LIBOR USD 3M + 0.38%), 2.07%, 05/16/22 144A †	1,000,000	975,992
CalAtlantic Group, Inc.
6.63%, 05/01/20	1,250,000	1,251,562
Capital One Financial Corporation
(Floating, ICE LIBOR USD 3M + 0.95%), 1.95%, 03/09/22†	405,000	387,776
Capital One NA
(Floating, ICE LIBOR USD 3M + 1.15%), 2.92%, 01/30/23†	930,000	861,348
Caterpillar Financial Services Corporation
(Floating, ICE LIBOR USD 3M + 0.28%), 1.28%, 09/07/21†	1,250,000	1,204,102
Cedar Fair LP
5.38%, 06/01/24	250,000	227,186
Central Garden & Pet Co.
6.13%, 11/15/23	300,000	290,624
Cheniere Energy Partners LP
5.25%, 10/01/25	1,000,000	927,470
Choice Hotels International, Inc.
5.75%, 07/01/22	595,000	548,888
Cigna Corporation
(Floating, ICE LIBOR USD 3M + 0.65%), 1.49%, 09/17/21†	295,000	283,277
CIT Group, Inc.
5.00%, 08/15/22	500,000	488,740
Citigroup, Inc.
(Floating, ICE LIBOR USD 3M + 0.96%), 2.75%, 04/25/22†	385,000	377,057
Clear Channel Outdoor Holdings, Inc.
9.25%, 02/15/24 144A	638,000	551,076
CNH Industrial Capital LLC
4.38%, 04/05/22	1,000,000	983,948
Colfax Corporation
6.00%, 02/15/24 144A	500,000	485,628
Credit Acceptance Corporation
5.13%, 12/31/24 144A	250,000	229,375
Crown Americas LLC
4.50%, 01/15/23	450,000	457,862
CVR Energy, Inc.
5.25%, 02/15/25 144A	1,700,000	1,334,500
CVS Health Corporation
(Floating, ICE LIBOR USD 3M + 0.72%), 1.72%, 03/09/21†	1,080,000	1,057,942
Daimler Finance North America LLC
(Floating, ICE LIBOR USD 3M + 0.90%), 2.59%, 02/15/22 144A †	1,240,000	1,149,634
Dell International LLC
5.88%, 06/15/21 144A	330,000	331,650
	Par	Value
7.13%, 06/15/24 144A	$1,250,000	$1,295,312
Dominion Energy Gas Holdings LLC
(Floating, ICE LIBOR USD 3M + 0.60%), 1.34%, 06/15/21†	985,000	946,927
ESH Hospitality, Inc. REIT
5.25%, 05/01/25 144A	850,000	719,317
Florida Power & Light Co.
(Floating, ICE LIBOR USD 3M + 0.40%), 2.14%, 05/06/22†	900,000	848,980
Fresenius US Finance II, Inc.
4.50%, 01/15/23 144A	1,000,000	1,006,503
GameStop Corporation
6.75%, 03/15/21 144A	300,000	215,250
Goldman Sachs Group, Inc. (The)
(Floating, ICE LIBOR USD 3M + 0.75%), 2.43%, 02/23/23†	745,000	714,836
Group 1 Automotive, Inc.
5.00%, 06/01/22	1,000,000	927,479
Hughes Satellite Systems Corporation
7.63%, 06/15/21	1,000,000	1,025,460
Iron Mountain, Inc. REIT
6.00%, 08/15/23	1,500,000	1,516,882
John Deere Capital Corporation
(Floating, ICE LIBOR USD 3M + 0.48%), 1.48%, 09/08/22†	250,000	239,353
KAR Auction Services, Inc.
5.13%, 06/01/25 144A	500,000	480,628
KGA Escrow LLC
7.50%, 08/15/23 144A	1,500,000	1,378,117
Kinder Morgan, Inc.
3.15%, 01/15/23	1,000,000	976,817
Lennar Corporation
4.75%, 04/01/21	1,000,000	995,460
Level 3 Financing, Inc.
5.38%, 08/15/22	210,000	211,208
LPL Holdings, Inc.
5.75%, 09/15/25 144A	600,000	580,482
LSB Industries, Inc.
9.63%, 05/01/23 144A	750,000	629,059
Morgan Stanley
(Floating, U.S. SOFR + 0.70%), 1.61%, 01/20/23†	1,515,000	1,412,747
MPLX LP
(Floating, ICE LIBOR USD 3M + 0.90%), 1.90%, 09/09/21†	925,000	874,297
NCR Corporation
6.38%, 12/15/23	1,100,000	1,093,119
New York Life Global Funding
(Floating, ICE LIBOR USD 3M + 0.44%), 2.29%, 07/12/22 144A †	815,000	783,160
Newmark Group, Inc.
6.13%, 11/15/23	500,000	509,497
NGPL PipeCo LLC
4.38%, 08/15/22 144A	1,029,000	983,248
Nielsen Co Luxembourg S.a.r.l. (The)
5.50%, 10/01/21 144A	1,755,000	1,731,746

See Notes to Schedules of Investments.

	Par	Value
Otis Worldwide Corporation
(Floating, ICE LIBOR USD 3M + 0.45%), 1.89%, 04/05/23 144A †	$295,000	$279,876
Owens-Brockway Glass Container, Inc.
5.00%, 01/15/22 144A	500,000	500,170
Party City Holdings, Inc.
6.13%, 08/15/23 144A	3,000,000	720,000
PBF Holding Co. LLC
7.25%, 06/15/25	1,350,000	913,349
PBF Logistics LP
6.88%, 05/15/23	550,000	345,109
Penske Automotive Group, Inc.
5.38%, 12/01/24	400,000	332,982
PulteGroup, Inc.
4.25%, 03/01/21	1,000,000	983,700
Realogy Group LLC
5.25%, 12/01/21 144A	2,675,000	2,492,431
4.88%, 06/01/23 144A	500,000	423,750
Sabine Pass Liquefaction LLC
5.63%, 02/01/21	250,000	242,586
Starwood Property Trust, Inc. REIT
3.63%, 02/01/21	1,250,000	1,179,750
Suburban Propane Partners LP
5.50%, 06/01/24	546,000	517,319
Sunoco LP
4.88%, 01/15/23	1,000,000	963,745
Targa Resources Partners LP
5.25%, 05/01/23	1,750,000	1,515,946
T-Mobile USA, Inc.
6.50%, 01/15/24	500,000	511,235
Toyota Motor Credit Corporation
(Floating, ICE LIBOR USD 3M + 0.54%), 2.41%, 01/08/21†	1,350,000	1,334,702
UnitedHealth Group, Inc.
(Floating, ICE LIBOR USD 3M + 0.26%), 1.00%, 06/15/21†	1,000,000	992,301
Univision Communications, Inc.
6.75%, 09/15/22 144A	400,000	387,374
US Foods, Inc.
5.88%, 06/15/24 144A	1,000,000	916,755
Verizon Communications, Inc.
(Floating, ICE LIBOR USD 3M + 1.00%), 1.74%, 03/16/22†	1,400,000	1,332,899
Wolverine Escrow LLC
8.50%, 11/15/24 144A	1,350,000	1,085,056
9.00%, 11/15/26 144A	750,000	613,504
XPO Logistics, Inc.
6.75%, 08/15/24 144A	500,000	492,028
Yum! Brands, Inc.
7.75%, 04/01/25 144A	100,000	105,250
Total Corporate Bonds (Cost $74,969,441)		68,254,402
	Par	Value
FOREIGN BONDS — 3.2%
Australia — 0.1%
Westpac Banking Corporation
(Floating, ICE LIBOR USD 3M + 0.39%), 2.23%, 01/13/23†	$210,000	$199,369
Canada — 0.4%
Bausch Health Cos., Inc.
7.00%, 03/15/24 144A	500,000	512,498
Quebecor Media, Inc.
5.75%, 01/15/23	250,000	255,286
Toronto-Dominion Bank (The)
(Floating, U.S. SOFR + 0.48%), 1.36%, 01/27/23†	720,000	674,714
		1,442,498
China — 0.3%
Global Aircraft Leasing Co., Ltd.
Cash coupon 6.50% or PIK 7.25%, 09/15/24 144A	1,500,000	977,250
France — 0.3%
Banijay Entertainment SASU
5.38%, 03/01/25 144A	1,250,000	1,153,125
Ireland — 0.4%
Fly Leasing, Ltd.
6.38%, 10/15/21	1,500,000	1,440,938
Netherlands — 0.2%
OCI NV
5.25%, 11/01/24 144A	750,000	656,250
Russia — 0.5%
Russian Federal Bond - OFZ
7.65%, 04/10/30(Q)	106,610,000	1,454,383
7.25%, 05/10/34(Q)	8,200,000	109,165
		1,563,548
United Kingdom — 1.0%
Connect Finco S.a.r.l.
6.75%, 10/01/26 144A	2,000,000	1,660,000
eG Global Finance PLC
8.50%, 10/30/25 144A	1,500,000	1,344,382
GlaxoSmithKline Capital PLC
(Floating, ICE LIBOR USD 3M + 0.35%), 2.05%, 05/14/21†	580,000	557,341
		3,561,723
Total Foreign Bonds (Cost $12,868,093)		10,994,701
LOAN AGREEMENTS — 1.4%
APX Group, Inc. Initial Loan
(Floating, ICE LIBOR USD 3M+ 5.00%), 6.70%, 12/31/25†	987,500	821,941
See Notes to Schedules of Investments.

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Asurion LLC Replacement B-2 Term Loan
(Floating, ICE LIBOR USD 1M+ 6.50%), 7.49%, 08/04/25†	$3,000,000	$2,780,625
Banijay Group S.A.S Cov-Lite Term Loan
0.00%, 03/04/25Σ	200,000	180,000
PetSmart, Inc. Amended Loan
(Floating, ICE LIBOR USD 3M+ 4.00%, 1.00% Floor), 5.00%, 03/11/22†	757,381	728,320
Whatabrands LLC 2020 Refinancing Term Loan
(Floating, ICE LIBOR USD 1M+ 2.75%), 3.77%, 07/31/26†	497,503	417,022
Total Loan Agreements (Cost $5,416,738)		4,927,908
MORTGAGE-BACKED SECURITIES — 3.8%
DBUBS, Series 2011-LC1A, Class A3
5.00%, 11/10/46 144A	275,602	276,204
Federal Home Loan Mortgage Corporation REMIC, Series 4248
(Floating, 6.00% - ICE LIBOR USD 1M, 6.00% Cap), 5.30%, 09/15/43† IO	558,113	89,410
Federal Home Loan Mortgage Corporation REMIC, Series 4286
(Floating, 6.00% - ICE LIBOR USD 1M, 6.00% Cap), 5.30%, 12/15/43† IO	330,338	48,045
Federal Home Loan Mortgage Corporation REMIC, Series 4320
(Floating, 6.10% - ICE LIBOR USD 1M, 6.10% Cap), 5.40%, 07/15/39† IO	1,608,575	306,755
Federal Home Loan Mortgage Corporation REMIC, Series 4468
(Floating, 6.10% - ICE LIBOR USD 1M, 6.10% Cap), 5.40%, 05/15/45† IO	551,128	80,025
Federal Home Loan Mortgage Corporation REMIC, Series 4583
(Floating, 6.00% - ICE LIBOR USD 1M, 6.00% Cap), 5.30%, 05/15/46† IO	1,380,300	217,228
Federal Home Loan Mortgage Corporation REMIC, Series 4792
(Floating, 6.20% - ICE LIBOR USD 1M, 6.20% Cap), 5.50%, 05/15/48† IO	1,507,685	131,133
Federal Home Loan Mortgage Corporation REMIC, Series 4936
5.30%, 12/25/49† IO	1,492,235	226,329
Federal National Mortgage Association REMIC, Series 2012-115
(Floating, 6.10% - ICE LIBOR USD 1M, 6.10% Cap), 5.15%, 10/25/42† IO	622,903	110,802
	Par	Value
Federal National Mortgage Association REMIC, Series 2015-34
(Floating, 6.10% - ICE LIBOR USD 1M, 6.10% Cap), 5.15%, 06/25/45† IO	$1,355,011	$234,578
Federal National Mortgage Association REMIC, Series 2016-69
(Floating, 6.10% - ICE LIBOR USD 1M, 6.10% Cap), 5.15%, 10/25/46† IO	725,799	132,436
Federal National Mortgage Association REMIC, Series 2017-31
(Floating, 6.10% - ICE LIBOR USD 1M, 6.10% Cap), 5.15%, 05/25/47† IO	733,282	108,507
Federal National Mortgage Association REMIC, Series 2017-86
(Floating, 6.15% - ICE LIBOR USD 1M, 6.15% Cap), 5.20%, 11/25/47† IO	1,034,605	204,739
Federal National Mortgage Association REMIC, Series 2018-17
(Floating, 3.45% - ICE LIBOR USD 1M, 2.50% Cap), 2.50%, 03/25/48† IO	6,556,564	383,093
Federal National Mortgage Association REMIC, Series 2018-38
(Floating, 6.20% - ICE LIBOR USD 1M, 6.20% Cap), 5.25%, 06/25/48† IO	756,452	74,088
Federal National Mortgage Association REMIC, Series 2018-8
(Floating, 6.15% - ICE LIBOR USD 1M, 6.15% Cap), 5.20%, 02/25/48† IO	659,227	74,863
Federal National Mortgage Association STRIP, Series 405
(Floating, 5.05% - ICE LIBOR USD 1M, 5.05% Cap), 4.10%, 10/25/40† IO	1,468,940	233,356
Government National Mortgage Association, Series 2010-101
(Floating, 6.00% - ICE LIBOR USD 1M, 6.00% Cap), 5.23%, 08/20/40† IO	279,426	54,116
Government National Mortgage Association, Series 2010-85
(Floating, 5.94% - ICE LIBOR USD 1M, 5.94% Cap), 5.17%, 07/20/40† IO	233,667	49,033

See Notes to Schedules of Investments.

	Par	Value
Government National Mortgage Association, Series 2015-110
(Floating, 5.70% - ICE LIBOR USD 1M, 5.70% Cap), 4.93%, 08/20/45† IO	$317,030	$47,433
(Floating, 5.71% - ICE LIBOR USD 1M, 5.71% Cap), 4.94%, 08/20/45† IO	2,287,638	347,843
Government National Mortgage Association, Series 2015-57
(Floating, 5.60% - ICE LIBOR USD 1M, 5.60% Cap), 4.83%, 04/20/45† IO	1,375,862	199,685
Government National Mortgage Association, Series 2016-109
4.00%, 10/20/45 IO	269,875	26,482
Government National Mortgage Association, Series 2018-105
(Floating, 6.20% - ICE LIBOR USD 1M, 6.20% Cap), 5.43%, 08/20/48† IO	389,702	55,014
Government National Mortgage Association, Series 2018-124
(Floating, 6.20% - ICE LIBOR USD 1M, 6.20% Cap), 5.43%, 09/20/48† IO	860,179	140,445
Government National Mortgage Association, Series 2018-139
(Floating, 6.15% - ICE LIBOR USD 1M, 6.15% Cap), 5.38%, 10/20/48† IO	517,324	73,684
Government National Mortgage Association, Series 2018-7
(Floating, 5.70% - ICE LIBOR USD 1M, 5.70% Cap), 4.93%, 01/20/48† IO	792,889	111,910
Government National Mortgage Association, Series 2018-72
4.00%, 04/20/46 IO	1,197,532	132,560
Government National Mortgage Association, Series 2019-1
(Floating, 6.05% - ICE LIBOR USD 1M, 6.05% Cap), 5.28%, 01/20/49† IO	554,939	76,016
Government National Mortgage Association, Series 2019-110
5.33%, 09/20/49† IO	1,599,403	216,057
Government National Mortgage Association, Series 2019-128
4.00%, 10/20/49 IO	1,278,510	145,694
Government National Mortgage Association, Series 2019-129
3.50%, 10/20/49 IO	1,742,417	244,625
Government National Mortgage Association, Series 2019-151
3.50%, 10/20/49 IO	1,898,789	178,893
3.50%, 12/20/49 IO	1,157,208	142,261
Government National Mortgage Association, Series 2019-20
(Floating, 3.79% - ICE LIBOR USD 1M, 3.79% Cap), 3.02%, 02/20/49† IO	1,348,405	99,241
	Par	Value
Government National Mortgage Association, Series 2019-4
(Floating, 6.05% - ICE LIBOR USD 1M, 6.05% Cap), 5.28%, 01/20/49† IO	$755,145	$110,085
Government National Mortgage Association, Series 2019-6
(Floating, 6.05% - ICE LIBOR USD 1M, 6.05% Cap), 5.28%, 01/20/49† IO	439,770	60,079
Government National Mortgage Association, Series 2019-69
(Floating, 3.27% - ICE LIBOR USD 1M, 3.27% Cap), 2.50%, 06/20/49† IO	462,865	37,029
Government National Mortgage Association, Series 2019-97
(Floating, 6.10% - ICE LIBOR USD 1M, 6.10% Cap), 5.33%, 08/20/49† IO	728,923	97,648
Government National Mortgage Association, Series 2019-98
(Floating, 6.05% - ICE LIBOR USD 1M, 6.05% Cap), 5.28%, 08/20/49† IO	1,225,529	193,215
UBS Commercial Mortgage Trust, Series 2012-C1, Class AAB
3.00%, 05/10/45	618,057	620,978
Uniform Mortgage Backed Securities
2.50%, 04/01/50 TBA	1,000,000	1,036,016
3.00%, 04/01/50 TBA	5,000,000	5,241,992
WFRBS Commercial Mortgage Trust, Series 2012-C7, Class AFL
(Floating, ICE LIBOR USD 1M + 1.20%, 1.20% Floor), 2.00%, 06/15/45 144A †	700,000	709,073
Total Mortgage-Backed Securities (Cost $13,236,627)		13,378,698

	Number of Contracts	Notional Amount
PURCHASED OPTION — 0.0%
Call Option — 0.0%
Walgreens Boots Alliance, Inc., Strike Price $65.00, Expires 04/17/20 (CITI) (Premiums paid $16,185)	75	$343,125	75

	Par
U.S. TREASURY OBLIGATIONS — 20.2%
U.S. Treasury Bills
2.29%, 04/23/20Ω	$14,708,000	14,707,807
1.82%, 07/16/20Ω	15,174,000	15,170,928
1.58%, 10/08/20Ω	4,294,000	4,292,124
1.46%, 12/03/20Ω	10,718,000	10,712,965
0.35%, 12/31/20Ω	10,420,000	10,412,803
		55,296,627
See Notes to Schedules of Investments.

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
U.S. Treasury Notes
(Floating, U.S. Treasury 3M Bill MMY + 0.03%), 0.12%, 04/30/20†	$500,000	$500,001
2.00%, 11/30/20	14,434,000	14,620,909
		15,120,910
Total U.S. Treasury Obligations (Cost $70,010,939)		70,417,537

	Shares
COMMON STOCKS — 5.8%
Communication Services — 0.3%
Escrow NII Holdings, Inc.*	76,167	165,282
T-Mobile US, Inc.*	8,355	700,985
Verizon Communications, Inc.	4,325	232,382
		1,098,649
Consumer Discretionary — 0.6%
Amazon.com, Inc.*	104	202,771
McDonald’s Corporation	1,524	251,993
NIKE, Inc. Class B‡	5,642	466,819
Starbucks Corporation	5,823	382,804
Tiffany & Co.	6,835	885,133
		2,189,520
Consumer Staples — 0.5%
Coca-Cola Co. (The)	1,299	57,481
Mondelez International, Inc. Class A	19,643	983,722
PepsiCo, Inc.‡‡ ‡	3,464	416,026
Procter & Gamble Co. (The)	2,038	224,180
		1,681,409
Energy — 0.1%
Tallgrass Energy LP Class A	16,799	276,512
Financials — 1.9%
Alberton Acquisition Corporation*	33,070	345,912
Charles Schwab Corporation (The)	3,974	133,606
Churchill Capital Corporation III*	15,467	154,670
CITIC Capital Acquisition Corporation*	1,413	13,918
Citigroup, Inc.‡‡	685	28,852
dMY Technology Group, Inc.*	885	8,700
E*TRADE Financial Corporation	47,067	1,615,339
Far Point Acquisition Corporation Class A*	13,191	133,493
Fellazo, Inc.††† *	24,837	247,128
FGL Holdings	6,454	63,249
Flying Eagle Acquisition Corporation*	860	8,574
GAIN Capital Holdings, Inc.	30,609	170,798
Legacy Acquisition Corporation Class A*	47,513	492,710
Legg Mason, Inc.	38,171	1,864,653
Pure Acquisition Corporation*	45,368	471,374
TD Ameritrade Holding Corporation	21,430	742,764
		6,495,740
Health Care — 0.3%
Bristol-Myers Squibb Co.‡‡	13,461	750,316
	Shares	Value
Centene Corporation*	1,299	$77,174
Zimmer Biomet Holdings, Inc.	1,300	131,404
Zoetis, Inc.	866	101,919
		1,060,813
Industrials — 0.6%
Fortive Corporation	4,115	227,107
Jacobs Engineering Group, Inc.	9,567	758,376
L3Harris Technologies, Inc.	2,149	387,078
Parker-Hannifin Corporation	2,129	276,195
United Parcel Service, Inc. Class B	1,440	134,525
United Technologies Corporation	4,827	455,331
		2,238,612
Information Technology — 1.3%
Adobe, Inc.*	543	172,804
Apple, Inc.	650	165,289
Cypress Semiconductor Corporation	35,500	827,860
ForeScout Technologies, Inc.*	3,278	103,552
Global Payments, Inc.	949	136,874
HP, Inc.	24,257	421,102
International Business Machines Corporation	1,041	115,478
Leidos Holdings, Inc.	1,848	169,369
Marvell Technology Group, Ltd.	3,460	78,300
Micron Technology, Inc.*	6,279	264,095
Microsoft Corporation‡‡	1,800	283,878
Motorola Solutions, Inc.	2,370	315,020
NortonLifeLock, Inc.	31,168	583,153
NVIDIA Corporation	1,276	336,354
PayPal Holdings, Inc.*	2,846	272,476
salesforce.com, Inc.*	2,533	364,701
		4,610,305
Materials — 0.0%
Crown Holdings, Inc.*	2,017	117,067
Real Estate — 0.1%
Crown Castle International Corporation REIT	1,273	183,821
Utilities — 0.1%
El Paso Electric Co.	2,462	167,317
Total Common Stocks (Cost $21,544,444)		20,119,765
FOREIGN COMMON STOCKS — 1.4%
Denmark — 0.0%
Vestas Wind Systems A/S	677	55,085
Ireland — 0.5%
Eaton Corporation PLC	6,430	499,547
Willis Towers Watson PLC	6,277	1,066,148
		1,565,695
Israel — 0.0%
Gilat Satellite Networks, Ltd.	9,654	68,447
Netherlands — 0.9%
Fiat Chrysler Automobiles NV	38,417	274,249
Fiat Chrysler Automobiles NV (New York Exchange)	21,982	158,051

See Notes to Schedules of Investments.

	Shares	Value
NXP Semiconductor NV‡‡	3,900	$323,427
QIAGEN NV*	35,952	1,495,603
Wright Medical Group NV*	36,948	1,058,560
		3,309,890
Total Foreign Common Stocks (Cost $5,380,373)		4,999,117
RIGHTS — 0.0%
Alder Biopharmaceuticals, Inc.††† *	3,505	7,010
Pan American Silver Corporation*	16,022	5,447
Total Rights (Cost $13,526)		12,457
MUTUAL FUNDS — 0.4%
Escrow Altaba, Inc. Ψ ††† * (Cost $1,325,654)	67,544	1,411,670
MONEY MARKET FUNDS — 36.1%
GuideStone Money Market Fund, 0.46% (Institutional Class)Ø ∞	52,282,959	52,282,959
Northern Institutional U.S. Government Portfolio (Shares), 0.40%Ø	73,882,855	73,882,855
Total Money Market Funds (Cost $126,165,814)		126,165,814
TOTAL INVESTMENTS —95.8% (Cost $344,828,587)		334,390,860
COMMON STOCKS SOLD SHORT — (1.4)%
Communication Services — (0.2)%
Charter Communications, Inc. Class A *	(290)	(130,726)
Facebook, Inc. Class A *	(2,874)	(479,384)
		(610,110)
Financials — (0.7)%
Charles Schwab Corporation (The)	(27,491)	(924,247)
Fidelity National Financial, Inc.	(660)	(16,421)
Morgan Stanley	(50,679)	(1,723,086)
		(2,663,754)
Industrials — (0.4)%
American Airlines Group, Inc.	(11,032)	(134,480)
Fastenal Co.	(2,975)	(92,969)
FedEx Corporation	(836)	(101,373)
General Electric Co.	(20,947)	(166,319)
IDEX Corporation	(642)	(88,667)
Ingersoll Rand, Inc. *	(2,601)	(64,508)
Jacobs Engineering Group, Inc.	(5,200)	(412,204)
PACCAR, Inc.	(3,276)	(200,262)
TransDigm Group, Inc.	(248)	(79,407)
		(1,340,189)
	Shares	Value
Materials — (0.1)%
International Flavors & Fragrances, Inc.	(2,664)	$(271,941)
Total Common Stocks Sold Short (Proceeds $(6,075,378))		(4,885,994)
FOREIGN COMMON STOCKS SOLD SHORT — (0.5)%
Ireland — (0.1)%
Accenture PLC Class A	(933)	(152,322)
Johnson Controls International PLC	(4,672)	(125,957)
		(278,279)
Netherlands — (0.1)%
NXP Semiconductor NV ‡‡	(3,900)	(323,427)
United Kingdom — (0.3)%
Aon PLC	(6,776)	(1,118,311)
Total Foreign Common Stocks Sold Short (Proceeds $(1,921,002))		(1,720,017)
MUTUAL FUNDS SOLD SHORT — (2.3)%
Consumer Staples Select SPDR Fund	(6,442)	(350,896)
Industrial Select Sector SPDR Fund	(17,079)	(1,007,832)
iShares Expanded Tech-Software Sector ETF	(2,601)	(546,964)
iShares Russell 2000 ETF	(6,495)	(743,418)
SPDR S&P Retail ETF	(7,361)	(219,210)
SPDR S&P500 ETF Trust	(19,747)	(5,089,789)
Total Mutual Funds Sold Short (Proceeds $(8,814,635))		(7,958,109)
TOTAL SECURITIES SOLD SHORT —(4.2)% (Proceeds $(16,811,015))		(14,564,120)

	Number of Contracts	Notional Amount
WRITTEN OPTIONS — (0.4)%
Call Options — (0.0)%
NIKE, Inc., Strike Price $95.00, Expires 04/17/20 (Evercore)	(57)	$(471,618)	(2,508)
Pepsico, Strike Price $125.00, Expires 05/15/20 (Evercore)	(35)	(420,350)	(14,630)
Walgreens Boots Alliance, Inc., Strike Price $75.00, Expires 04/17/20 (CITI)	(75)	(343,125)	(600)
			(17,738)
See Notes to Schedules of Investments.

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
	Number of Contracts	Notional Amount	Value
Call Swaptions — (0.0)%
Pay (.1)% (Annually); Receive 6-Month EURIBOR (Semiannually): Interest Rate Swap Maturing 5/29/2025 EUR, Strike Price $(0.10), Expires 05/27/20 (BAR)	1	$(10,420,000)	$(18,247)
Pay (.34)% (Annually); Receive 3-Month EURIBOR (Quarterly): Interest Rate Swap Maturing 3/29/2022 EUR, Strike Price $(0.34), Expires 03/25/21 (BAR)	1	(29,130,000)	(22,677)
			(40,924)
Put Options — (0.4)%
S&P 500®, Strike Price $1,900.00, Expires 04/15/20 (MSCS)	(4)	(3,101,508)	(2,340)
S&P 500®, Strike Price $1,925.00, Expires 04/20/20 (MSCS)	(24)	(18,867,507)	(23,520)
S&P 500®, Strike Price $1,950.00, Expires 04/15/20 (MSCS)	(11)	(8,270,688)	(8,085)
S&P 500®, Strike Price $2,000.00, Expires 04/13/20 (MSCS)	(24)	(15,507,540)	(16,536)
S&P 500®, Strike Price $2,000.00, Expires 04/15/20 (MSCS)	(4)	(3,359,967)	(3,720)
S&P 500®, Strike Price $2,000.00, Expires 04/17/20 (MSCS)	(21)	(16,024,458)	(25,200)
S&P 500®, Strike Price $2,070.00, Expires 04/17/20 (MSCS)	(2)	(2,584,590)	(3,190)
S&P 500®, Strike Price $2,150.00, Expires 04/09/20 (MSCS)	(22)	(20,159,802)	(24,860)
S&P 500®, Strike Price $2,175.00, Expires 04/24/20 (MSCS)	(9)	(6,978,393)	(30,690)
	Number of Contracts	Notional Amount	Value
S&P 500®, Strike Price $2,190.00, Expires 04/22/20 (MSCS)	(23)	$(15,507,540)	$(74,405)
S&P 500®, Strike Price $2,220.00, Expires 04/24/20 (MSCS)	(13)	(10,596,819)	(51,870)
S&P 500®, Strike Price $2,250.00, Expires 04/27/20 (MSCS)	(23)	(11,372,196)	(107,732)
S&P 500®, Strike Price $2,400.00, Expires 04/08/20 (MSCS)	(22)	(19,901,343)	(72,930)
S&P 500®, Strike Price $2,425.00, Expires 04/06/20 (MSCS)	(22)	(20,159,802)	(59,180)
S&P 500®, Strike Price $2,585.00, Expires 04/03/20 (MSCS)	(22)	(20,159,802)	(137,170)
S&P 500®, Strike Price $2,855.00, Expires 04/01/20 (MSCS)	(22)	(17,316,753)	(621,390)
			(1,262,818)
Put Swaptions — (0.0)%
Pay 3-Month EURIBOR (Quarterly); Receive (.34)% (Annually): Interest Rate Swap Maturing 3/29/2022 EUR, Strike Price $(0.34), Expires 03/25/21 (BAR)	1	(29,130,000)	(45,517)
Pay 6-Month EURIBOR (Semiannually); Receive (.35)% (Annually): Interest Rate Swap Maturing 5/29/2025 EUR, Strike Price $(0.35), Expires 05/27/20 (BAR)	1	(10,420,000)	(16,137)

See Notes to Schedules of Investments.

	Number of Contracts	Notional Amount	Value
Pay 6-Month EURIBOR (Semiannually); Receive (.35)% (Annually): Interest Rate Swap Maturing 8/17/2025 EUR, Strike Price $(0.35), Expires 08/13/20 (BNP)	1	$(5,940,000)	$(17,316)
Pay 6-Month EURIBOR (Semiannually); Receive (.35)% (Annually): Interest Rate Swap Maturing 8/17/2025 EUR, Strike Price $(0.35), Expires 08/13/20 (BNP)	1	(5,940,000)	(17,316)
	Number of Contracts	Notional Amount	Value
Pay 6-Month EURIBOR (Semiannually); Receive (.4)% (Annually): Interest Rate Swap Maturing 6/30/2025 EUR, Strike Price $(0.40), Expires 06/26/20 (BAR)	1	$(2,730,000)	$(3,998)
			(100,284)
Total Written Options (Premiums received $ (1,672,898))			(1,421,764)
Other Assets in Excess of Liabilities — 8.8%			30,735,980
NET ASSETS — 100.0%			$349,140,956
Futures Contracts outstanding at March 31, 2020:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
10-Year Commonwealth Treasury Bond	06/2020	1	$92,641	$4,648
3-Year Australian Bond	06/2020	3	216,101	231
10-Year U.S. Treasury Note	06/2020	(14)	(1,941,625)	(31,375)
U.S. Treasury Long Bond	06/2020	12	2,148,750	86,229
Ultra 10-Year U.S. Treasury Note	06/2020	11	1,716,344	15,632
Ultra Long U.S. Treasury Bond	06/2020	1	221,875	(560)
2-Year U.S. Treasury Note	06/2020	(64)	(14,104,500)	(910)
5-Year U.S. Treasury Note	06/2020	11	1,378,953	(242)
Long GILT	06/2020	1	169,162	8,510
1-Month SOFR	07/2020	133	55,387,847	450,536
30-Day Federal Fund	07/2020	(133)	(55,387,847)	(465,606)
Total Futures Contracts outstanding at March 31, 2020			$(10,102,299)	$67,093
Forward Foreign Currency Contracts outstanding at March 31, 2020:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
04/22/20	U.S. Dollars	16,149,252	Norwegian Kroner	145,502,469	SS	$2,151,701
04/22/20	U.S. Dollars	15,547,687	Australian Dollars	22,477,696	JPM	1,719,843
04/22/20	U.S. Dollars	13,552,046	New Zealand Dollars	20,525,056	SC	1,307,002
04/22/20	U.S. Dollars	12,939,380	New Zealand Dollars	19,544,711	JPM	1,279,201
04/22/20	Australian Dollars	56,617,639	U.S. Dollars	33,568,598	JPM	1,261,479
04/22/20	U.S. Dollars	9,679,274	Norwegian Kroner	87,872,774	SC	1,225,783
04/22/20	U.S. Dollars	6,405,705	Norwegian Kroner	56,895,728	JPM	932,252
04/22/20	U.S. Dollars	9,045,657	New Zealand Dollars	13,672,189	SS	888,966
04/22/20	U.S. Dollars	7,799,563	Australian Dollars	11,294,302	RBC	851,526
04/22/20	U.S. Dollars	9,425,821	Canadian Dollars	12,315,693	JPM	672,111
04/22/20	U.S. Dollars	5,309,297	Australian Dollars	7,672,394	SC	589,388
See Notes to Schedules of Investments.

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
04/22/20	U.S. Dollars	2,801,749	South African Rand	40,868,833	GSC	$524,770
04/22/20	Norwegian Kroner	71,415,337	U.S. Dollars	6,443,439	SS	426,822
04/22/20	Japanese Yen	2,397,563,378	U.S. Dollars	21,898,517	CITI	425,824
04/22/20	U.S. Dollars	8,494,638	British Pounds	6,512,405	CITI	401,425
04/22/20	U.S. Dollars	3,610,191	Australian Dollars	5,220,396	SS	398,704
04/22/20	New Zealand Dollars	22,783,375	U.S. Dollars	13,206,611	JPM	385,723
04/22/20	U.S. Dollars	1,693,112	Mexican Pesos	31,732,305	GSC	359,953
04/22/20	U.S. Dollars	22,665,717	Euro	20,262,213	SS	298,313
06/17/20	U.S. Dollars	3,313,114	Hungarian Forint	990,356,057	MSCS	279,540
06/17/20	U.S. Dollars	4,904,938	New Zealand Dollars	7,762,068	MSCS	276,215
04/22/20	U.S. Dollars	5,753,058	British Pounds	4,411,753	SC	270,405
04/22/20	U.S. Dollars	17,538,187	Euro	15,642,926	GSC	270,001
04/07/20	U.S. Dollars	2,066,989	Indonesian Rupiahs	29,451,183,174	MSCS	262,605
06/04/20	U.S. Dollars	1,933,719	Russian Rubles	133,163,607	MSCS	245,698
04/02/20	U.S. Dollars	2,285,024	Brazilian Reals	10,629,586	MSCS	239,339
04/22/20	U.S. Dollars	2,659,536	Brazilian Reals	12,601,625	SC	238,001
04/22/20	U.S. Dollars	2,752,758	New Zealand Dollars	4,242,911	CITI	221,480
04/22/20	U.S. Dollars	1,064,397	Mexican Pesos	20,306,049	RBC	211,285
06/17/20	U.S. Dollars	7,337,408	Canadian Dollars	10,028,687	MSCS	205,855
04/07/20	U.S. Dollars	1,223,608	Colombian Pesos	4,208,856,228	MSCS	187,982
04/22/20	U.S. Dollars	2,194,641	Turkish Lira	13,372,339	RBC	186,237
04/22/20	U.S. Dollars	2,605,582	Canadian Dollars	3,407,273	RBC	183,771
06/17/20	U.S. Dollars	5,158,213	Israeli Shekels	17,610,629	MSCS	166,208
04/22/20	U.S. Dollars	1,828,231	Czech Republic Koruna	41,538,362	GSC	156,853
04/22/20	U.S. Dollars	1,713,723	Hungarian Forint	510,055,302	CITI	153,469
04/22/20	U.S. Dollars	1,735,022	Polish Zloty	6,572,869	GSC	146,358
04/22/20	U.S. Dollars	1,047,730	Norwegian Kroner	9,419,010	GSC	141,607
04/22/20	Japanese Yen	812,124,564	U.S. Dollars	7,421,950	SC	139,955
06/17/20	Euro	4,346,363	Swedish Kronor	46,152,509	MSCS	134,560
06/17/20	U.S. Dollars	5,155,020	Swiss Francs	4,821,463	MSCS	126,898
06/17/20	U.S. Dollars	2,494,768	South African Rand	42,798,103	MSCS	126,571
04/22/20	U.S. Dollars	2,943,357	Swedish Kronor	27,932,903	SC	118,187
04/22/20	U.S. Dollars	2,878,974	South Korean Won	3,368,571,519	GSC	112,503
06/17/20	Israeli Shekels	10,090,304	U.S. Dollars	2,748,199	MSCS	112,057
04/22/20	U.S. Dollars	8,153,712	Euro	7,286,974	CITI	109,641
04/22/20	Japanese Yen	613,359,598	U.S. Dollars	5,602,865	GSC	108,287
04/22/20	U.S. Dollars	574,468	South African Rand	8,384,475	SS	107,333
04/22/20	U.S. Dollars	516,729	Mexican Pesos	9,852,541	SC	102,797
04/22/20	U.S. Dollars	3,472,319	Japanese Yen	362,058,264	SC	101,099
06/17/20	U.S. Dollars	2,194,490	Australian Dollars	3,406,561	MSCS	98,686
04/22/20	Swiss Francs	7,166,948	U.S. Dollars	7,358,765	GSC	96,336
06/17/20	U.S. Dollars	1,561,065	Mexican Pesos	35,207,429	MSCS	94,153
04/22/20	Japanese Yen	539,135,146	U.S. Dollars	4,926,848	SS	93,180
04/22/20	U.S. Dollars	974,280	Brazilian Reals	4,637,573	GSC	83,121
06/17/20	British Pounds	1,515,882	U.S. Dollars	1,804,831	MSCS	80,624
04/22/20	British Pounds	1,261,486	U.S. Dollars	1,492,295	CITI	75,401
05/28/20	U.S. Dollars	560,957	Indonesian Rupiahs	8,016,122,246	MSCS	73,809
04/22/20	U.S. Dollars	1,227,067	Canadian Dollars	1,622,585	GSC	73,771
06/17/20	Norwegian Kroner	13,724,001	U.S. Dollars	1,247,915	MSCS	72,542
04/27/20	U.S. Dollars	344,042	Mexican Pesos	6,479,688	MSCS	72,022
06/17/20	U.S. Dollars	4,268,744	Euro	3,798,394	MSCS	66,862
06/17/20	Euro	2,159,633	Czech Republic Koruna	57,698,186	MSCS	65,016
05/14/20	Euro	3,360,483	U.S. Dollars	3,651,889	MSCS	60,904
06/17/20	Euro	2,975,197	U.S. Dollars	3,231,792	MSCS	59,447
04/22/20	U.S. Dollars	1,855,357	Japanese Yen	193,222,472	GSC	56,212
05/22/20	U.S. Dollars	1,103,321	Russian Rubles	82,480,087	MSCS	55,352

See Notes to Schedules of Investments.

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
04/22/20	U.S. Dollars	1,162,732	Swedish Kronor	10,954,941	JPM	$54,735
06/17/20	Euro	1,068,660	Norwegian Kroner	11,720,236	MSCS	54,515
06/17/20	U.S. Dollars	1,656,763	Thai Baht	52,628,998	MSCS	52,489
04/22/20	U.S. Dollars	583,432	Hungarian Forint	173,640,910	SS	52,266
04/22/20	U.S. Dollars	2,738,602	Euro	2,435,817	SC	49,711
04/23/20	U.S. Dollars	895,339	Canadian Dollars	1,191,865	MSCS	48,178
04/22/20	U.S. Dollars	654,709	Australian Dollars	986,491	MSCS	47,838
04/22/20	Swiss Francs	4,761,819	U.S. Dollars	4,910,041	CITI	43,232
04/22/20	Euro	2,062,341	U.S. Dollars	2,235,163	SS	41,450
05/12/20	U.S. Dollars	579,270	Turkish Lira	3,602,515	MSCS	41,283
04/27/20	U.S. Dollars	1,489,568	Swedish Kronor	14,326,284	MSCS	40,410
06/17/20	U.S. Dollars	403,884	Czech Republic Koruna	9,077,761	MSCS	38,241
06/17/20	U.S. Dollars	1,249,780	Swedish Kronor	11,971,145	MSCS	37,556
05/27/20	U.S. Dollars	567,697	Turkish Lira	3,575,449	MSCS	35,911
04/17/20	U.S. Dollars	3,190,352	Taiwan Dollars	95,159,359	MSCS	35,737
06/17/20	Australian Dollars	1,368,690	U.S. Dollars	807,786	MSCS	34,267
04/22/20	U.S. Dollars	2,712,556	Euro	2,426,860	RBC	33,552
04/28/20	U.S. Dollars	1,592,691	Indian Rupees	118,841,060	MSCS	32,543
04/21/20	U.S. Dollars	1,701,169	South Korean Won	2,032,581,327	MSCS	31,873
04/22/20	U.S. Dollars	591,744	South Korean Won	682,482,511	SS	31,250
04/22/20	Swiss Francs	3,839,140	U.S. Dollars	3,962,645	SC	30,850
06/17/20	Canadian Dollars	2,271,809	U.S. Dollars	1,587,178	MSCS	28,340
04/22/20	Euro	2,077,846	U.S. Dollars	2,265,604	SC	28,124
04/22/20	Euro	2,138,228	U.S. Dollars	2,332,409	CITI	27,976
05/11/20	U.S. Dollars	382,184	Turkish Lira	2,373,435	MSCS	27,648
05/20/20	U.S. Dollars	388,846	Turkish Lira	2,424,992	MSCS	27,487
04/22/20	U.S. Dollars	1,214,601	Japanese Yen	127,518,540	CITI	27,243
06/17/20	Japanese Yen	323,766,678	U.S. Dollars	2,994,598	MSCS	26,614
05/13/20	U.S. Dollars	289,144	Czech Republic Koruna	6,533,726	MSCS	26,160
05/04/20	U.S. Dollars	560,884	Turkish Lira	3,577,117	MSCS	25,537
04/29/20	U.S. Dollars	618,261	British Pounds	476,902	MSCS	25,500
06/17/20	U.S. Dollars	275,472	Polish Zloty	1,050,930	MSCS	21,509
06/17/20	U.S. Dollars	1,022,244	Japanese Yen	107,465,356	MSCS	19,437
04/21/20	South Korean Won	1,550,416,921	U.S. Dollars	1,253,965	MSCS	19,342
05/13/20	U.S. Dollars	183,645	Hungarian Forint	54,216,000	MSCS	17,706
04/27/20	U.S. Dollars	175,851	Norwegian Kroner	1,649,270	MSCS	17,183
06/17/20	Canadian Dollars	1,127,900	Japanese Yen	84,272,827	MSCS	15,680
05/05/20	U.S. Dollars	569,558	Brazilian Reals	2,887,680	MSCS	15,155
06/02/20	South Korean Won	671,840,780	U.S. Dollars	537,873	MSCS	14,364
05/14/20	U.S. Dollars	1,388,493	Euro	1,244,035	MSCS	14,035
04/20/20	U.S. Dollars	195,846	Turkish Lira	1,211,839	MSCS	13,727
06/17/20	Euro	186,407	Hungarian Forint	62,882,386	MSCS	13,592
05/14/20	U.S. Dollars	192,078	Turkish Lira	1,197,148	MSCS	13,397
06/04/20	U.S. Dollars	187,085	Turkish Lira	1,172,805	MSCS	13,044
04/15/20	U.S. Dollars	72,057	South African Rand	1,058,865	MSCS	12,997
04/16/20	U.S. Dollars	749,044	Indian Rupees	55,904,883	MSCS	12,954
06/17/20	Swiss Francs	953,948	U.S. Dollars	982,356	MSCS	12,480
04/22/20	Euro	1,633,486	U.S. Dollars	1,791,062	GSC	12,139
06/17/20	Euro	220,820	Polish Zloty	962,865	MSCS	11,595
04/22/20	U.S. Dollars	4,496,049	Swiss Francs	4,311,169	RBC	11,545
06/17/20	Mexican Pesos	9,934,362	U.S. Dollars	402,984	MSCS	10,929
04/24/20	U.S. Dollars	106,037	New Zealand Dollars	160,167	MSCS	10,485
04/22/20	Australian Dollars	236,036	U.S. Dollars	135,318	MSCS	9,886
06/17/20	Norwegian Kroner	6,538,996	Euro	561,182	MSCS	8,356
05/21/20	U.S. Dollars	434,352	Polish Zloty	1,763,000	MSCS	8,303
04/22/20	New Zealand Dollars	1,325,355	U.S. Dollars	783,417	CITI	7,276
See Notes to Schedules of Investments.

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
04/22/20	British Pounds	844,299	U.S. Dollars	1,042,034	SC	$7,209
06/17/20	U.S. Dollars	402,199	Chinese Offshore Yuan	2,804,274	MSCS	7,192
06/17/20	New Zealand Dollars	1,396,600	U.S. Dollars	826,392	MSCS	6,437
04/20/20	U.S. Dollars	610,261	Indian Rupees	45,929,390	MSCS	6,111
06/17/20	U.S. Dollars	151,938	British Pounds	117,399	MSCS	5,917
06/19/20	U.S. Dollars	268,946	Turkish Lira	1,781,563	MSCS	5,719
04/22/20	U.S. Dollars	1,298,960	British Pounds	1,040,925	SS	5,363
04/22/20	U.S. Dollars	53,660	Chilean Pesos	41,320,643	GSC	5,351
04/28/20	Indian Rupees	15,648,389	U.S. Dollars	201,194	MSCS	4,239
04/20/20	U.S. Dollars	728,910	Taiwan Dollars	21,862,833	MSCS	3,817
04/21/20	U.S. Dollars	41,096	Chilean Pesos	32,175,030	MSCS	3,481
06/17/20	Canadian Dollars	1,124,559	Euro	719,882	MSCS	3,340
06/17/20	Australian Dollars	694,912	Canadian Dollars	597,052	MSCS	2,955
05/22/20	Chilean Pesos	452,768,325	U.S. Dollars	526,990	MSCS	2,767
04/07/20	Colombian Pesos	2,012,869,336	U.S. Dollars	492,626	MSCS	2,659
05/13/20	U.S. Dollars	316,922	Israeli Shekels	1,112,000	MSCS	2,365
04/17/20	Taiwan Dollars	28,049,100	U.S. Dollars	927,835	MSCS	2,016
06/17/20	U.S. Dollars	31,528	Turkish Lira	202,562	MSCS	1,581
04/07/20	Indonesian Rupiahs	7,291,695,794	U.S. Dollars	445,322	MSCS	1,419
04/22/20	U.S. Dollars	507,087	Swiss Francs	486,139	SC	1,402
04/22/20	Norwegian Kroner	5,325,698	U.S. Dollars	510,984	SC	1,356
06/17/20	Polish Zloty	857,359	Euro	186,184	MSCS	1,225
04/30/20	Japanese Yen	11,440,110	U.S. Dollars	105,731	MSCS	837
04/22/20	U.S. Dollars	1,068,800	Swiss Francs	1,026,999	CITI	509
04/23/20	Swiss Francs	245,634	U.S. Dollars	255,084	MSCS	440
06/17/20	Euro	396,864	Canadian Dollars	616,925	MSCS	317
Subtotal Appreciation						$24,382,677
05/14/20	Euro	90,693	U.S. Dollars	100,457	MSCS	$(256)
06/17/20	Norwegian Kroner	2,401,000	Canadian Dollars	325,275	MSCS	(295)
06/17/20	U.S. Dollars	87,544	New Zealand Dollars	147,357	MSCS	(329)
04/22/20	U.S. Dollars	88,266	Hong Kong Dollars	687,101	MSCS	(352)
04/23/20	U.S. Dollars	221,195	Swiss Francs	213,000	MSCS	(381)
06/17/20	U.S. Dollars	202,971	Swedish Kronor	2,009,830	MSCS	(549)
04/22/20	Euro	703,591	U.S. Dollars	777,334	CITI	(642)
04/30/20	U.S. Dollars	154,439	Japanese Yen	16,710,338	MSCS	(1,222)
04/22/20	Euro	1,036,337	U.S. Dollars	1,145,598	SS	(1,588)
06/04/20	Russian Rubles	3,303,435	U.S. Dollars	43,499	MSCS	(1,624)
06/17/20	Polish Zloty	1,335,015	Euro	293,167	MSCS	(1,694)
05/05/20	Brazilian Reals	469,424	U.S. Dollars	92,237	MSCS	(2,113)
06/17/20	Euro	187,012	Japanese Yen	22,401,360	MSCS	(2,160)
04/17/20	U.S. Dollars	1,021,206	Taiwan Dollars	30,874,307	MSCS	(2,304)
04/20/20	Taiwan Dollars	22,910,662	U.S. Dollars	762,205	MSCS	(2,359)
06/17/20	Euro	186,184	Czech Republic Koruna	5,172,002	MSCS	(2,361)
06/17/20	Euro	551,022	Canadian Dollars	860,585	MSCS	(2,421)
05/08/20	U.S. Dollars	491,333	Colombian Pesos	2,012,869,336	MSCS	(2,832)
05/28/20	U.S. Dollars	440,081	Indonesian Rupiahs	7,291,695,794	MSCS	(3,043)
05/04/20	Turkish Lira	1,327,106	U.S. Dollars	201,908	MSCS	(3,296)
06/17/20	Japanese Yen	44,073,483	Euro	374,785	MSCS	(3,328)
04/22/20	U.S. Dollars	10,455,077	Swiss Francs	10,054,229	SS	(3,391)
04/15/20	Singapore Dollars	103,302	U.S. Dollars	76,482	MSCS	(3,785)
04/22/20	U.S. Dollars	452,162	Canadian Dollars	641,962	SC	(4,129)
04/22/20	U.S. Dollars	3,170,385	Swiss Francs	3,051,876	SC	(4,194)
06/17/20	U.S. Dollars	574,604	Canadian Dollars	814,490	MSCS	(4,592)
04/22/20	U.S. Dollars	4,524,939	Swiss Francs	4,354,462	JPM	(4,598)
05/22/20	U.S. Dollars	366,236	Chilean Pesos	316,976,998	MSCS	(4,639)

See Notes to Schedules of Investments.

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/17/20	Canadian Dollars	563,129	Japanese Yen	43,417,219	MSCS	$(4,696)
04/22/20	U.S. Dollars	1,146,291	Australian Dollars	1,871,035	SC	(4,733)
06/17/20	Swiss Francs	1,187,052	Euro	1,123,363	MSCS	(4,762)
04/28/20	U.S. Dollars	346,400	Indian Rupees	26,778,823	MSCS	(5,153)
04/22/20	Chilean Pesos	41,327,274	U.S. Dollars	53,564	CITI	(5,248)
06/17/20	Chinese Offshore Yuan	2,125,801	U.S. Dollars	304,812	MSCS	(5,374)
06/17/20	Euro	373,973	Australian Dollars	681,472	MSCS	(5,561)
06/17/20	New Zealand Dollars	2,122,427	Norwegian Kroner	13,219,956	MSCS	(6,300)
06/17/20	Swiss Francs	189,333	Australian Dollars	332,157	MSCS	(6,904)
06/17/20	Australian Dollars	609,992	Japanese Yen	41,015,235	MSCS	(7,449)
04/21/20	U.S. Dollars	416,328	South Korean Won	516,056,769	MSCS	(7,492)
06/04/20	Turkish Lira	791,393	U.S. Dollars	125,898	MSCS	(8,458)
05/21/20	Polish Zloty	2,039,000	U.S. Dollars	502,350	MSCS	(9,603)
04/22/20	Japanese Yen	200,644,101	U.S. Dollars	1,877,885	SC	(9,635)
04/17/20	Taiwan Dollars	97,960,134	U.S. Dollars	3,258,775	MSCS	(11,312)
04/22/20	U.S. Dollars	2,917,432	Euro	2,653,438	SC	(11,692)
05/13/20	Hungarian Forint	37,186,149	U.S. Dollars	125,960	MSCS	(12,144)
06/17/20	Thai Baht	12,895,775	U.S. Dollars	405,651	MSCS	(12,553)
05/22/20	U.S. Dollars	402,971	Russian Rubles	32,724,661	MSCS	(12,820)
06/17/20	Australian Dollars	622,863	Euro	358,050	MSCS	(12,882)
06/17/20	New Zealand Dollars	974,233	Euro	537,093	MSCS	(13,186)
05/27/20	Turkish Lira	1,267,821	U.S. Dollars	202,087	MSCS	(13,520)
05/14/20	Turkish Lira	1,171,186	U.S. Dollars	188,536	MSCS	(13,729)
04/22/20	U.S. Dollars	8,950,761	Swiss Francs	8,618,938	GSC	(14,709)
04/20/20	Indian Rupees	92,323,284	U.S. Dollars	1,230,510	MSCS	(16,101)
05/11/20	Turkish Lira	1,381,602	U.S. Dollars	222,767	MSCS	(16,388)
04/22/20	South Korean Won	1,351,645,495	U.S. Dollars	1,126,747	SC	(16,696)
06/17/20	Turkish Lira	2,256,425	U.S. Dollars	350,620	MSCS	(17,037)
06/17/20	Canadian Dollars	838,898	British Pounds	493,821	MSCS	(17,662)
04/20/20	Turkish Lira	2,407,008	U.S. Dollars	379,901	MSCS	(18,166)
06/17/20	Swiss Francs	582,340	British Pounds	503,052	MSCS	(18,396)
04/22/20	U.S. Dollars	1,068,618	Japanese Yen	116,877,985	GSC	(19,663)
04/24/20	New Zealand Dollars	306,327	U.S. Dollars	202,801	MSCS	(20,052)
04/22/20	Swiss Francs	5,903,892	U.S. Dollars	6,162,220	CITI	(20,957)
06/17/20	U.S. Dollars	1,126,504	Japanese Yen	122,978,434	MSCS	(21,064)
06/17/20	Hungarian Forint	126,072,518	U.S. Dollars	407,741	MSCS	(21,566)
06/08/20	Indonesian Rupiahs	2,618,315,537	U.S. Dollars	181,802	MSCS	(23,046)
06/17/20	Euro	710,492	British Pounds	650,473	MSCS	(23,093)
06/17/20	Czech Republic Koruna	8,784,934	U.S. Dollars	377,130	MSCS	(23,281)
04/22/20	Japanese Yen	204,646,427	U.S. Dollars	1,928,987	CITI	(23,470)
04/29/20	British Pounds	454,583	U.S. Dollars	589,349	MSCS	(24,329)
04/23/20	Canadian Dollars	589,264	U.S. Dollars	443,695	MSCS	(24,855)
04/22/20	U.S. Dollars	1,002,130	Japanese Yen	110,475,817	SS	(26,539)
06/17/20	U.S. Dollars	1,814,097	Mexican Pesos	44,184,418	MSCS	(26,837)
04/22/20	New Zealand Dollars	1,652,347	U.S. Dollars	1,012,971	SS	(27,198)
04/15/20	South African Rand	2,257,049	U.S. Dollars	153,595	MSCS	(27,704)
05/12/20	Turkish Lira	2,414,097	U.S. Dollars	388,889	MSCS	(28,376)
04/21/20	South Korean Won	1,436,743,365	U.S. Dollars	1,208,851	MSCS	(28,899)
04/22/20	Australian Dollars	2,215,449	U.S. Dollars	1,393,462	SC	(30,561)
06/17/20	U.S. Dollars	2,884,501	Euro	2,638,900	MSCS	(34,720)
04/22/20	Swiss Francs	2,783,966	U.S. Dollars	2,931,054	GSC	(35,156)
04/27/20	Norwegian Kroner	3,450,606	U.S. Dollars	371,808	MSCS	(39,844)
04/22/20	U.S. Dollars	4,640,369	Euro	4,241,486	CITI	(41,795)
06/17/20	U.S. Dollars	977,636	Australian Dollars	1,657,619	MSCS	(42,174)
05/13/20	Czech Republic Koruna	10,552,000	U.S. Dollars	466,969	MSCS	(42,249)
04/22/20	British Pounds	843,299	U.S. Dollars	1,091,861	SC	(43,862)
See Notes to Schedules of Investments.

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/17/20	Israeli Shekels	7,945,534	U.S. Dollars	2,296,166	MSCS	$(43,882)
04/28/20	Indian Rupees	77,551,190	U.S. Dollars	1,063,767	MSCS	(45,673)
05/14/20	U.S. Dollars	2,518,275	Euro	2,324,201	MSCS	(49,593)
04/27/20	Swedish Kronor	14,285,000	U.S. Dollars	1,495,506	MSCS	(50,523)
06/17/20	Canadian Dollars	3,037,203	U.S. Dollars	2,212,077	MSCS	(52,274)
04/22/20	Turkish Lira	3,231,531	U.S. Dollars	537,880	SS	(52,534)
06/17/20	Japanese Yen	261,907,731	U.S. Dollars	2,496,962	MSCS	(52,985)
04/22/20	Turkish Lira	3,309,827	U.S. Dollars	550,903	GSC	(53,798)
04/22/20	Czech Republic Koruna	14,165,640	U.S. Dollars	625,785	SS	(55,802)
06/17/20	U.S. Dollars	2,041,760	British Pounds	1,686,539	MSCS	(55,961)
06/17/20	Norwegian Kroner	8,449,025	Euro	787,235	MSCS	(57,936)
04/27/20	Mexican Pesos	7,008,843	U.S. Dollars	357,817	MSCS	(63,582)
04/22/20	Australian Dollars	1,388,511	U.S. Dollars	921,926	MSCS	(67,742)
04/22/20	Mexican Pesos	20,279,804	U.S. Dollars	920,199	SC	(68,190)
04/22/20	New Zealand Dollars	1,579,878	U.S. Dollars	1,010,980	SC	(68,440)
06/17/20	British Pounds	1,768,213	U.S. Dollars	2,268,854	MSCS	(69,550)
06/17/20	Swedish Kronor	14,382,870	U.S. Dollars	1,529,133	MSCS	(72,692)
06/17/20	South African Rand	27,884,635	U.S. Dollars	1,620,313	MSCS	(77,344)
04/22/20	Euro	6,066,203	U.S. Dollars	6,773,953	GSC	(77,489)
06/17/20	Euro	933,019	Norwegian Kroner	11,587,137	MSCS	(82,727)
06/17/20	Hungarian Forint	707,710,032	Euro	2,034,485	MSCS	(82,804)
06/17/20	Swedish Kronor	43,664,445	Euro	4,073,669	MSCS	(84,844)
04/22/20	U.S. Dollars	4,814,540	Japanese Yen	526,901,776	JPM	(91,581)
06/17/20	Swiss Francs	3,946,058	U.S. Dollars	4,213,656	MSCS	(98,463)
04/22/20	Swiss Francs	3,863,193	U.S. Dollars	4,121,508	SC	(102,992)
04/07/20	Colombian Pesos	2,195,986,893	U.S. Dollars	644,589	MSCS	(104,247)
04/22/20	Chilean Pesos	883,735,613	U.S. Dollars	1,138,614	RBC	(105,429)
05/08/20	Colombian Pesos	2,365,746,910	U.S. Dollars	688,478	MSCS	(107,680)
04/22/20	U.S. Dollars	6,777,101	Euro	6,239,929	GSC	(111,139)
06/17/20	U.S. Dollars	1,067,589	Norwegian Kroner	12,255,991	MSCS	(111,622)
04/22/20	U.S. Dollars	6,396,789	Japanese Yen	699,032,009	SC	(112,081)
04/22/20	Czech Republic Koruna	27,372,394	U.S. Dollars	1,213,746	CITI	(112,364)
06/17/20	New Zealand Dollars	4,240,518	U.S. Dollars	2,643,221	MSCS	(114,489)
04/22/20	South Korean Won	2,698,242,451	U.S. Dollars	2,338,368	CITI	(122,412)
06/17/20	Australian Dollars	3,242,592	U.S. Dollars	2,124,071	MSCS	(129,144)
04/22/20	Canadian Dollars	3,956,261	U.S. Dollars	2,954,789	SC	(142,770)
05/28/20	Indonesian Rupiahs	13,215,018,823	U.S. Dollars	946,522	MSCS	(143,432)
04/22/20	Polish Zloty	6,573,235	U.S. Dollars	1,733,896	CITI	(145,144)
04/22/20	Euro	10,402,413	U.S. Dollars	11,628,669	SC	(145,473)
04/22/20	South African Rand	16,953,523	U.S. Dollars	1,094,129	RBC	(149,575)
04/22/20	U.S. Dollars	6,809,328	Japanese Yen	747,683,312	CITI	(152,546)
04/22/20	U.S. Dollars	3,366,371	Norwegian Kroner	36,651,159	CITI	(159,523)
04/22/20	South African Rand	15,347,933	U.S. Dollars	1,017,531	GSC	(162,432)
04/02/20	Brazilian Reals	10,481,743	U.S. Dollars	2,184,367	MSCS	(167,136)
04/22/20	U.S. Dollars	9,676,147	Japanese Yen	1,057,675,428	RBC	(172,146)
06/17/20	Euro	8,989,828	U.S. Dollars	10,120,728	MSCS	(175,947)
05/22/20	Russian Rubles	114,945,352	U.S. Dollars	1,648,085	MSCS	(187,622)
04/22/20	British Pounds	3,146,646	U.S. Dollars	4,106,510	CITI	(196,052)
04/22/20	Hungarian Forint	683,679,523	U.S. Dollars	2,300,325	GSC	(208,957)
04/22/20	South African Rand	16,957,298	U.S. Dollars	1,164,650	CITI	(219,885)
06/17/20	Mexican Pesos	51,279,170	U.S. Dollars	2,361,775	MSCS	(225,238)
04/22/20	U.S. Dollars	8,414,388	Swedish Kronor	85,421,605	SC	(225,263)
04/07/20	Indonesian Rupiahs	22,159,487,380	U.S. Dollars	1,604,995	MSCS	(247,350)
06/17/20	Czech Republic Koruna	83,736,902	Euro	3,302,579	MSCS	(280,562)
04/22/20	Swedish Kronor	61,872,072	U.S. Dollars	6,566,244	SC	(308,422)
04/22/20	U.S. Dollars	5,255,738	Mexican Pesos	132,723,156	SS	(320,318)

See Notes to Schedules of Investments.

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/17/20	Norwegian Kroner	35,043,323	U.S. Dollars	3,698,924	MSCS	$(327,228)
04/22/20	British Pounds	5,411,393	U.S. Dollars	7,061,706	SS	(336,761)
04/22/20	British Pounds	6,699,645	U.S. Dollars	8,731,245	RBC	(405,341)
04/22/20	Euro	29,291,208	U.S. Dollars	32,767,752	JPM	(433,265)
04/22/20	U.S. Dollars	15,987,391	Canadian Dollars	23,148,463	GSC	(466,001)
04/22/20	Swedish Kronor	100,239,643	U.S. Dollars	10,618,198	RBC	(479,831)
04/22/20	Mexican Pesos	75,694,576	U.S. Dollars	3,965,891	SS	(785,758)
04/22/20	British Pounds	16,018,571	U.S. Dollars	20,891,773	JPM	(984,885)
04/22/20	Mexican Pesos	98,572,511	U.S. Dollars	5,175,984	GSC	(1,034,689)
04/22/20	Brazilian Reals	23,162,950	U.S. Dollars	5,547,746	GSC	(1,096,739)
04/22/20	New Zealand Dollars	19,658,957	U.S. Dollars	12,944,939	CITI	(1,216,601)
04/22/20	U.S. Dollars	23,288,215	British Pounds	19,754,492	RBC	(1,261,444)
04/22/20	Norwegian Kroner	96,352,764	U.S. Dollars	10,776,878	CITI	(1,507,599)
04/22/20	Canadian Dollars	30,226,959	U.S. Dollars	23,052,360	GSC	(1,567,736)
04/22/20	Norwegian Kroner	183,720,474	U.S. Dollars	20,659,076	GSC	(2,984,896)
Subtotal Depreciation						$(22,960,703)
Total Forward Foreign Currency Contracts outstanding at March 31, 2020						$1,421,974
Swap Agreements outstanding at March 31, 2020:
Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Interest Rate Swaps
6-Month THB FIX (Semiannually)	1.25% (Semiannually)	6/18/2021	CITI	THB	126,010,000	$20,866	$1,685	$19,181
3-Month TELBOR (Quarterly)	1.41% (Annually)	12/18/2029	DEUT	ILS	3,165,000	45,417	—	45,417
3-Month TELBOR (Quarterly)	1.34% (Annually)	12/18/2029	BAR	ILS	2,560,000	32,337	—	32,337
3-Month TELBOR (Quarterly)	1.02% (Annually)	3/18/2030	BOA	ILS	5,865,000	16,248	1,999	14,249
Subtotal Appreciation						$114,868	$3,684	$111,184
3-Month TELBOR (Quarterly)	1.02% (Annually)	3/18/2030	CITI	ILS	1,140,000	$3,158	$5,032	$(1,874)
Subtotal Depreciation						$3,158	$5,032	$(1,874)
Net Interest Rate Swaps outstanding at March 31, 2020						$118,026	$8,716	$109,310

Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swaps
6-Month CLP-TNA (Semiannually)	3.60% (Semiannually)	3/20/2021	CLP	1,566,750,000	$57,240	$6,095	$51,145
6-Month THB FIX (Semiannually)	1.75% (Semiannually)	3/20/2021	THB	52,420,000	17,951	345	17,606
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	5.44% (Upon termination)	1/3/2022	BRL	43,011,181	246,091	79,688	166,403
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	4.81% (Upon termination)	1/3/2022	BRL	14,334,937	39,190	—	39,190
28-Day Mexico Interbank TIIE (Lunar)	6.00% (Lunar)	6/15/2022	MXN	77,450,000	19,612	996	18,616
3-Month JIBAR (Quarterly)	6.50% (Quarterly)	6/17/2022	ZAR	137,250,000	174,195	59,438	114,757
6-Month PRIBOR (Semiannually)	2.26% (Annually)	9/16/2022	CZK	134,775,000	178,376	3,581	174,795
6-Month PRIBOR (Semiannually)	1.85% (Annually)	9/16/2022	CZK	89,275,000	87,974	945	87,029
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	6.66% (Upon termination)	1/2/2023	BRL	8,165,532	83,633	34,332	49,301
See Notes to Schedules of Investments.

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	5.75% (Upon termination)	1/2/2023	BRL	6,062,449	$22,367	$18,437	$3,930
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	6.37% (Upon termination)	1/2/2023	BRL	2,150,019	13,090	—	13,090
6.26% (Upon termination)	1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	1/2/2025	BRL	687,690	861	(1,078)	1,939
1.00% (Semiannually)	6-Month LIBOR (Semiannually)	3/18/2025	GBP	30,000	(895)	(1,041)	146
1-Day SONIA (Annually)	0.40% (Annually)	3/18/2025	GBP	6,640,000	67,589	3,663	63,926
3-Month CDOR (Semiannually)	1.75% (Semiannually)	3/18/2025	CAD	4,170,000	115,905	71,281	44,624
3-Month New Zealand BBR FRA (Quarterly)	1.50% (Semiannually)	3/18/2025	NZD	5,410,000	139,374	70,448	68,926
1-Day SONIA (Annually)	0.27% (Annually)	6/17/2025	GBP	7,200,000	9,562	2,480	7,082
7-Day CFETS Repo Rate (Quarterly)	2.50% (Quarterly)	6/17/2025	CNY	57,220,000	93,463	23,725	69,738
6-Month ASX BBSW (Semiannually)	1.00% (Semiannually)	3/11/2030	AUD	6,130,000	(40,191)	(96,762)	56,571
0.50% (Annually)	6-Month EURIBOR (Semiannually)	3/18/2030	EUR	3,070,000	(182,675)	(183,653)	978
3-Month CDOR (Semiannually)	2.00% (Semiannually)	3/18/2030	CAD	2,030,000	122,011	56,358	65,653
6-Month ASX BBSW (Semiannually)	1.75% (Semiannually)	3/18/2030	AUD	8,010,000	405,289	271,404	133,885
6.40% (Lunar)	28-Day Mexico Interbank TIIE (Lunar)	6/5/2030	MXN	22,820,000	46,409	345	46,064
0.31% (Annually)	1-Day SONIA (Annually)	6/17/2030	GBP	1,950,000	(247)	(5,584)	5,337
6-Month EURIBOR (Semiannually)	(0.25)% (Annually)	6/17/2030	EUR	4,620,000	(125,815)	(188,898)	63,083
1.75% (Semiannually)	3-Month LIBOR (Quarterly)	6/18/2030	USD	3,570,000	(143,368)	(155,755)	12,387
Subtotal Appreciation					$1,446,991	$70,790	$1,376,201
6-Month THB FIX (Semiannually)	1.75% (Semiannually)	6/19/2021	THB	174,100,000	$60,352	$68,877	$(8,525)
6-Month THB FIX (Semiannually)	1.75% (Semiannually)	6/20/2021	THB	49,950,000	19,671	21,046	(1,375)
4.50% (Quarterly)	1-Day COP-IBR-OIS (Quarterly)	3/18/2022	COP	25,213,015,000	(124,846)	(13,325)	(111,521)
1.80% (Semiannually)	1-Day CLP-TNA (Semiannually)	6/17/2022	CLP	778,835,000	(16,580)	217	(16,797)
1-Day MIBOR (Semiannually)	4.75% (Semiannually)	6/17/2022	INR	591,770,000	26,576	59,944	(33,368)
4.00% (Quarterly)	1-Day COP-IBR-OIS (Quarterly)	6/17/2022	COP	7,066,150,000	(14,297)	(570)	(13,727)
6.24% (Upon termination)	1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	1/2/2023	BRL	5,678,032	(31,596)	—	(31,596)
6.94% (Upon termination)	1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	1/2/2023	BRL	3,750,231	(35,065)	—	(35,065)
7.22% (Upon termination)	1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	1/2/2023	BRL	3,969,719	(43,164)	—	(43,164)
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	5.33% (Upon termination)	1/2/2024	BRL	8,388,052	(39,700)	(2,166)	(37,534)
6.84% (Upon termination)	1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	1/2/2024	BRL	3,348,486	(20,327)	—	(20,327)
1-Month LIBOR + .09% (Quarterly)	3-Month LIBOR (Quarterly)	7/25/2024	USD	40,700,000	(41,491)	651	(42,142)
1.75% (Semiannually)	3-Month LIBOR (Quarterly)	3/18/2025	USD	10,000	(628)	(484)	(144)
2.00% (Annually)	6-Month NIBOR (Semiannually)	3/18/2025	NOK	77,440,000	(425,373)	(110,300)	(315,073)
1.40% (Annually)	6-Month WIBOR (Semiannually)	6/17/2025	PLN	12,370,000	(78,129)	(10,333)	(67,796)
6-Month THB FIX (Semiannually)	1.25% (Semiannually)	6/17/2025	THB	96,930,000	29,633	76,400	(46,767)
1.51% (Annually)	6-Month PRIBOR (Semiannually)	9/16/2026	CZK	30,350,000	(60,712)	(1,543)	(59,169)
2.01% (Annually)	6-Month PRIBOR (Semiannually)	9/16/2026	CZK	46,250,000	(150,704)	(4,371)	(146,333)
0.50% (Semiannually)	6-Month LIBOR (Semiannually)	3/10/2030	GBP	3,400,000	31,902	65,144	(33,242)
0.50% (Annually)	3-Month STIBOR (Quarterly)	3/18/2030	SEK	27,280,000	(31,180)	(18,452)	(12,728)
0.57% (Annually)	1-Day SONIA (Annually)	3/18/2030	GBP	2,580,000	(85,685)	6,359	(92,044)
1-Day COP-IBR-OIS (Quarterly)	5.60% (Quarterly)	3/18/2030	COP	2,319,780,000	2,474	6,117	(3,643)
2.00% (Annually)	6-Month NIBOR (Semiannually)	3/18/2030	NOK	10,290,000	(90,119)	(2,202)	(87,917)
2.00% (Semiannually)	3-Month LIBOR (Quarterly)	3/18/2030	USD	360,000	(46,147)	(43,006)	(3,141)
6-Month ASX BBSW (Semiannually)	1.75% (Semiannually)	3/19/2030	AUD	3,390,000	51,614	54,384	(2,770)
0.40% (Annually)	1-Day SONIA (Annually)	6/17/2030	GBP	3,660,000	(41,692)	(13,489)	(28,203)
1.50% (Annually)	6-Month PRIBOR (Semiannually)	6/17/2030	CZK	25,045,000	(78,772)	(8,066)	(70,706)

See Notes to Schedules of Investments.

Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
1.75% (Annually)	6-Month WIBOR (Semiannually)	6/17/2030	PLN	2,209,166	$(35,483)	$(2,648)	$(32,835)
6-Month EURIBOR (Semiannually)	0.25% (Annually)	6/18/2030	EUR	1,590,000	4,095	27,456	(23,361)
0.40% (Annually)	1-Day SONIA (Annually)	6/17/2040	GBP	1,320,000	(16,956)	(5,444)	(11,512)
1.75% (Semiannually)	3-Month LIBOR (Quarterly)	6/19/2040	USD	850,000	(57,240)	(32,513)	(24,727)
6-Month LIBOR (Semiannually)	0.50% (Semiannually)	6/20/2040	JPY	132,510,000	26,875	26,890	(15)
1.75% (Semiannually)	3-Month LIBOR (Quarterly)	6/20/2050	USD	1,460,000	(96,196)	(66,712)	(29,484)
6-Month LIBOR (Semiannually)	0.50% (Semiannually)	6/20/2050	JPY	203,450,000	33,557	35,270	(1,713)
Subtotal Depreciation					$(1,375,333)	$113,131	$(1,488,464)
Net Centrally Cleared Interest Rate Swaps outstanding at March 31, 2020					$71,658	$183,921	$(112,263)

Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Total Return Swaps
Faurecia	Financing Index: 1-Month EURIBOR - .45% (Monthly)	11/5/2020	CITI	EUR	69,178	$45,011	$—	$45,011
Peugeot Citroen SA	Financing Index: 1-Month EURIBOR - .45% (Monthly)	11/5/2020	CITI	EUR	359,403	228,038	—	228,038
Worldline SA	Financing Index: 1-Month EURIBOR - .45% (Monthly)	11/5/2020	CITI	EUR	776,770	311,417	—	311,417
Subtotal Appreciation						$584,466	$ —	$584,466
Financing Index: 1-Month EURIBOR + .45% (Monthly)	Ingenico Group	11/5/2020	CITI	EUR	883,996	$(386,502)	$—	$(386,502)
Subtotal Depreciation						$(386,502)	$ —	$(386,502)
Net Total Return Swaps outstanding at March 31, 2020						$197,964	$ —	$197,964
See Notes to Schedules of Investments.

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
VALUATION HIERARCHY
The following is a summary of the inputs used, as of March 31, 2020, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Asset-Backed Securities	$12,637,603	$—	$12,637,603	$—
Certificates Of Deposit	1,071,113	—	1,071,113	—
Common Stocks:
Financials	6,495,740	5,888,782	359,830	247,128
Other^^	13,624,025	13,624,025	—	—
Total Common Stocks	20,119,765	19,512,807	359,830	247,128
Corporate Bonds	68,254,402	—	68,254,402	—
Foreign Bonds	10,994,701	—	10,994,701	—
Foreign Common Stocks:
Denmark	55,085	—	55,085	—
Netherlands	3,309,890	3,035,641	274,249	—
Other^^	1,634,142	1,634,142	—	—
Total Foreign Common Stocks	4,999,117	4,669,783	329,334	—
Loan Agreements	4,927,908	—	4,927,908	—
Money Market Funds	126,165,814	126,165,814	—	—
Mortgage-Backed Securities	13,378,698	—	13,378,698	—
Mutual Funds	1,411,670	—	—	1,411,670
Purchased Option:
Call Option	75	75	—	—
Rights	12,457	—	5,447	7,010
U.S. Treasury Obligations	70,417,537	—	70,417,537	—
Total Assets - Investments in Securities	$334,390,860	$150,348,479	$182,376,573	$1,665,808
Other Financial Instruments***
Forward Foreign Currency Contracts	$24,382,677	$—	$24,382,677	$—
Futures Contracts	565,786	565,786	—	—
Swap Agreements	2,071,851	—	2,071,851	—
Total Assets - Other Financial Instruments	$27,020,314	$565,786	$26,454,528	$ —

See Notes to Schedules of Investments.

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities:
Investments in Securities:
Common Stocks Sold Short	$(4,885,994)	$(4,885,994)	$—	$—
Foreign Common Stocks Sold Short	(1,720,017)	(1,720,017)	—	—
Mutual Funds Sold Short	(7,958,109)	(7,958,109)	—	—
Written Options:
Call Options	(17,738)	(17,738)	—	—
Call Swaptions	(40,924)	—	(40,924)	—
Put Options	(1,262,818)	(1,262,818)	—	—
Put Swaptions	(100,284)	—	(100,284)	—
Total Written Options	(1,421,764)	(1,280,556)	(141,208)	—
Total Liabilities - Investments in Securities	$(15,985,884)	$(15,844,676)	$(141,208)	$ —
Other Financial Instruments***
Forward Foreign Currency Contracts	(22,960,703)	$—	$(22,960,703)	$—
Futures Contracts	(498,693)	(498,693)	—	—
Swap Agreements	(1,876,840)	—	(1,876,840)	—
Total Liabilities - Other Financial Instruments	$(25,336,236)	$(498,693)	$(24,837,543)	$ —

^^	Classifications as defined in the Schedule of Investments.
***	Other financial instruments are derivative instruments, such as futures contracts, forwards contracts and swap agreements, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding", "Forwards Foreign Currency Contracts outstanding" and "Swap Agreements outstanding" disclosures.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended March 31, 2020.
See Notes to Schedules of Investments.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)
1.  VALUATION OF SECURITIES
Each series of GuideStone Funds (each, a “Fund” and collectively, the “Funds”), except the Money Market Fund, values securities traded on national securities exchanges or included in national market systems at the last quoted sale price, or official close price, on the principal exchange on which they were traded, or, in the absence of any sale or official close price, at the closing bid price. The Valuation Committee is comprised of individuals from GuideStone Capital Management (“GSCM”) who previously have been identified to the Board of Trustees. Non-exchange traded securities for which an over-the-counter quotation is readily available are valued at the last quoted bid price.
Debt securities, excluding asset-backed and mortgage-backed securities, are valued at the mean of the last bid and ask prices available, which approximates fair value. Asset-backed and mortgage-backed securities are generally valued at the last bid price, if available.
Short-term securities maturing in more than 60 days from the valuation date are valued at the mean of the last bid and ask prices; those maturing in 60 days or less are generally valued at amortized cost which approximates current market value.
Investments in open-end mutual funds, including the Guidestone Select Funds, the Northern Institutional Liquid Assets Portfolio and the Northern Institutional U.S. Governmental Portfolio are valued at their closing NAV each business day.
Forward foreign exchange contracts are valued based upon closing exchange rates from each respective foreign market.
Futures contracts are valued at the closing settlement price on the exchange on which they are primarily traded.
Options, rights and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options, rights and warrants not traded on a national securities exchange are valued at the last quoted bid price.
Swap agreements are valued daily based upon the terms specific to each agreement with its counterparty. (Please see Note 2, “Derivative Financial Instruments” for additional information regarding the valuation of swap agreements).
To the extent available, valuations of portfolio securities are provided by independent pricing services approved by the Board of Trustees. Securities for which market quotations are not readily available are valued at fair value according to methods established in good faith by the Board of Trustees. Due to the potential excessive volatility at the time valuations are developed, pricing may materially vary from the actual amounts realized upon sale of the securities.
For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its Net Asset Value (“NAV”). The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its NAV if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its NAV. A Significant Event may relate to a single issuer or to an entire market sector. If a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its NAV, a Valuation Committee meeting may be called. The Trust uses Intercontinental Exchange (“ICE”) as a third party fair valuation vendor. ICE provides a fair value for foreign equity securities held by the Trust based on certain factors and methodologies applied by ICE in the event that there is movement in the U.S. market that exceeds a specific threshold established by the Valuation Committee in consultation with, and approved by, the Board of Trustees. Such methodologies generally involve tracking valuation correlations between the U.S. market and each non-U.S. security. As part of the valuation procedures, a “confidence interval” is used, when the threshold is exceeded, to determine the level of correlation between the value of a foreign equity security and movements in the U.S. market before a particular security will be fair valued. In the event that the threshold established by the Valuation Committee is exceeded on a specific day, the Trust will typically value non-U.S. equity securities in its portfolio that exceed the applicable confidence interval based upon the fair values provided by ICE.
The Target Date and Target Risk Funds value their investments in the underlying Select Funds daily at the closing NAV of each respective Fund.
The Financial Accounting Standards Board’s (“FASB”) “Fair Value Measurements and Disclosures” defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorizations of fair value measurements, and the criteria used to determine each categorization, are as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments)
Valuation levels are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the requirements of U.S. GAAP, the amounts of transfers in and out of level 3, if material, are disclosed in the Note to Schedule of Investments for each respective fund.
a. Fixed Income Securities
The Low-Duration Bond Fund, Medium-Duration Bond Fund, Extended-Duration Bond Fund, and Global Bond Fund (the "Fixed Income Funds") and the Strategic Alternatives Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and/or other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.
Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.
Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income. Payments received for POs are treated as reductions to the cost and par value of the securities.
Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income, even though investors do not receive their principal until maturity.
“TBA” (to be announced) commitments are commitments to purchase or sell mortgage-backed securities for a fixed price at a future date, typically not exceeding 45 days. TBAs may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in each Fund’s other assets. Unsettled TBAs are valued at the current market value of the underlying securities, according to the procedures described in the section entitled “Valuation of Securities”.
The Fixed Income Funds may enter into dollar roll transactions, pursuant to which they sell a mortgage-backed TBA or security and simultaneously purchase a similar, but not identical, TBA with the same issuer, rate and terms. The Funds may execute a “roll” to obtain better underlying mortgage securities or to increase yield. The Funds account for dollar roll transactions as purchases and sales, which has the effect of increasing their portfolio turnover rates. Risks associated with dollar rolls are that actual mortgages received by the Funds may be less favorable than those anticipated or that counterparties may fail to perform under the terms of the contracts.
U.S. government securities are obligations of and, in certain cases, guaranteed by, the U.S. government, its agencies or instrumentalities. The U.S. government does not guarantee the NAV of the Funds’ shares. Some U.S. government securities, such as Treasury bills, notes and bonds and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.
Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers.

Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.
b. Foreign Currency Translations
Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
The Funds isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate.
c. Loan Participations
The Fixed Income Funds, Defensive Market Strategies Fund and Strategic Alternatives Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate borrowers. Investments in loans may be in the form of participations in loans. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The holder may invest in multiple series of a loan, which may have varying terms and carry different associated risks. The holder generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, these instruments may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When investing in a loan participation, the holder has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower.
The Fixed Income Funds, Defensive Market Strategies Fund, and Strategic Alternatives Fund may invest in floating rate loans, some of which may be unfunded corporate loan commitments (“commitments”). Commitments may obligate the holder to furnish temporary financing to a borrower until permanent financing can be arranged. The holder may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the holder may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense.
d. REITs
The Fixed Income Funds, Global Real Estate Securities Fund (the "Real Assets Fund") and Defensive Market Strategies® Fund, Equity Index Fund, Value Equity Fund, Growth Equity Fund, Small Cap Equity Fund, International Equity Index Fund, International Equity Fund, and Emerging Markets Equity Fund (the "Equity Funds") may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general.

Dividend income from REITs is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.
e. Repurchase Agreements
Each Fund may agree to purchase securities from financial institutions subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. It is the Fund’s policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Fund’s custodian bank or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.
f. Short Sales
A short sale is a transaction in which a Fund sells a security it does not own. The Fund’s obligation to replace the security borrowed and sold short will be collateralized by cash equivalents maintained in a segregated account with the broker. Cash deposited with the broker is recorded as an asset. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss; and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs.
The Fixed Income Funds and Strategic Alternatives Fund may sell short U.S. Treasury securities and derivatives such as, but not limited to, swaps, futures contracts and currency forwards to manage risk (e.g., duration, currency, credit, etc.). The Fixed Income Funds may occasionally enter into a short sale to initiate a dollar roll transaction. The Low-Duration Bond Fund may be involved in dollar roll transactions with U.S. Treasury securities throughout the year. The Strategic Alternatives Fund may establish short positions in stocks of companies with a market value of up to 40% of the Fund's assets. The Defensive Market Strategies Fund may establish short positions in stocks of companies with a market value of up to 30% of the Fund’s assets. The International Equity Fund may establish short positions in stocks of foreign companies with a market value of up to 10% of the Fund’s assets.
At March 31, 2020, the values of securities sold short in the International Equity Fund and Strategic Alternatives Fund amounted to $40,626,236 and $14,564,120, respectively.
g. Security Transactions
Security transactions are accounted for on the date securities are purchased or sold (the trade date).
h. Synthetic Convertible Instruments
The Defensive Market Strategies Fund establishes synthetic convertible instruments. Synthetic convertible instruments combine fixed-income securities (which may be convertible or non-convertible) with the right to acquire equity securities. In establishing a synthetic instrument, a basket of fixed-income securities are pooled with a basket of options or warrants that produce the characteristics similar to a convertible security. The risks of investing in synthetic convertible instruments include unfavorable price movements in the underlying security and the credit risk of the issuing financial institution. There may be no guarantee of a return of principal with synthetic convertible instruments and the appreciation potential may be limited. Synthetic convertible instruments may be more volatile and less liquid than other investments held by the Fund.

2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Funds may engage in various portfolio strategies to seek to increase their return by hedging their portfolios against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract if the counterparty does not perform under the contract. The Funds, in their normal course of business, may enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ exposure may include future claims that may be made against the Funds that have not yet occurred.
FASB “Derivatives and Hedging” includes required disclosure for (i) the nature and terms of the derivative, reasons for entering into the derivative, the events or circumstances that would require the seller to perform under the derivative, and the current status of the payment/performance risk of the derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the derivative, (iii) the fair value of the derivative and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. FASB “Guarantees” require additional disclosures about the current status of the payment/performance risk of a guarantee. All of this information has been incorporated for the current period as part of the Schedules of Investments within the Swap agreements outstanding disclosure and in the Notes to Financial Statements.
Financial Futures Contracts — The Funds (except the Money Market Fund) may purchase or sell financial futures contracts and the options on such futures contracts for the purpose of hedging risk on existing securities, demonstrating purchase of securities or gaining market exposure on cash balances. Financial futures contracts are contracts for the delivery of securities at a specified future date at an agreed upon price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected.
Pursuant to the contract, the Funds agree to pay to or receive from the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such payments or receipts are known as variation margin and are recorded by the Funds as unrealized gains or losses until the contract is closed or settled.
Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin.
Foreign Currency Options and Futures — The Fixed Income Funds, Strategic Alternatives Fund and Defensive Market Strategies Fund may also enter into futures contracts on foreign currencies and related options on transactions as a short or long hedge against possible variations in foreign exchange rates.
Forward Foreign Exchange Contracts — Certain Funds may enter into forward foreign currency exchange contracts to hedge against adverse exchange rate fluctuation to the U.S. dollar or between different foreign currencies in connection with either specific security transactions or portfolio positions. Each contract is valued daily and the change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the opening value and the closing value of the contract. These contracts may involve market risk in excess of the unrealized gain or loss. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
Options — Certain Funds are authorized to write and purchase put and call options. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Funds also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party and that party’s ability to perform. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.
Options purchased are recorded as an asset and written options are recorded as liabilities to the extent of premiums paid or received. Each Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.
When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written.
Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap agreement on a future date. If a written call swaption is exercised, the writer will enter a swap and is obligated to pay the fixed-rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange. Swaptions are marked-to-market daily based upon quotations from market makers. When a Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the swaption.
Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk in excess of the associated option and swap agreement amounts. The Funds bear the market risk arising from any change in index values or interest rates.
Swap Agreements — Each Select Fund, except the Money Market Fund, may enter into swap agreements, such as total return swaps. The Equity Funds may enter into equity swap agreements, and the International Equity Fund and Emerging Markets Equity Fund may also enter into cross-currency swap agreements. The Fixed Income Funds may enter into interest rate, credit default, and cross-currency swap agreements. The Strategic Alternatives Fund may enter into equity and interest rate swap agreements.
Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A swap may be entered into in order to, among other things, change the maturity of a Fund’s portfolio, to protect a Fund’s value from changes in interest rates, to expose a Fund to a different security or market or to help a Fund achieve a strategy relative to an index or other benchmark. By entering into a swap agreement, a Fund is exposed to the risk of unanticipated movements in interest rates or in the value of an underlying security or index (or the risk that the counterparty will not fulfill its obligation under the agreement).
Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available; and the change in value, if any, is recorded as an unrealized gain or loss. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Fund’s sub-adviser.

Payments received or made at the beginning of the measurement period represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments received or paid by a Fund are included as part of realized gains or losses.
Certain of the Funds’ derivative agreements contain provisions that require the Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over one-month, three-month and 12-month periods. If a Fund were to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. For the period ended March 31, 2020, all of the Funds maintained the required level of net assets and/or the NAVs of the Funds did not decline below the limits set forth in the derivative agreements.
Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.
Credit Default Swaps — Credit default swap (“CDS”) agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on CDS agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap. In connection with these agreements, securities are set aside as collateral by the Fund’s custodian.
Upfront payments made or received in connection with CDS agreements are amortized over the expected life of the CDS agreements as unrealized gains or losses on swap agreements. The change in value of the CDS agreements is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.
The sub-advisers monitor a variety of factors including cash flow assumptions, market activity, market sentiment and valuation as part of their ongoing process of assessing payment and performance risk. As payment and performance risk increases, the value of a CDS increases, resulting in recognition of unrealized gains for long positions and unrealized losses for short positions. Conversely, as payment and performance risk decreases, unrealized gains are recognized for short positions and unrealized losses are recognized for long positions. Any current or future declines in the fair value of the swap may be partially offset by upfront payments received by the Fund as a seller of protection if applicable. The change in value is recorded within unrealized appreciation (depreciation) until the occurrence of a credit event or the termination of the swap, at which time a realized gain (loss) is recorded.
If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
CDS agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use CDS on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.
CDS agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike CDS on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other write down or loss events on the underlying loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use CDS on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation's default.
CDS agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the CDS market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indexes are traded using CDS with standardized terms including a fixed spread and standard maturity dates. An index CDS references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. A Fund may use CDS on credit indexes to hedge a portfolio of CDS or bonds with a CDS on indexes which is less expensive than it would be to buy many CDS to achieve a similar effect. CDS on indexes are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.
Implied credit spreads, represented in absolute terms, utilized in determining the market value of CDS agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For CDS agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection CDS agreements entered into by a Fund for the same referenced entity or entities.
CDS involve greater risks than if the Funds had invested in the referenced obligation directly. In addition to general market risks, CDS are subject to liquidity risk and counterparty credit risk. The Funds enter into CDS with counterparties meeting defined criteria for financial strength. A buyer also may lose its investment and recover nothing should a credit event not occur. If a credit event did occur, the value of the referenced obligation received by the seller, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value.
The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.
Centrally Cleared Swap Agreements — Centrally cleared swaps are either interest rate or CDS agreements brokered by the Chicago Mercantile Exchange, London Clearing House or the Intercontinental Exchange (the “Exchanges”) where the Exchanges are the counterparty to both the buyer and seller of protection. Centrally cleared swaps involve a lesser degree of risk because the Exchanges, as counterparties, monitor risk factors for the involved parties. Centrally cleared swaps are subject to general market risks and to liquidity risk. Pursuant to the agreement, the Funds agree to pay to or receive from the broker an amount of cash equal to the daily fluctuation in the value of the contract (the “margin”) and daily interest on the margin. In the case of centrally cleared interest rate swaps, the daily settlement also includes the daily portion of interest. Such payments are recorded by the Funds as unrealized gains or losses until the contract is closed or settled.
Centrally cleared swaps require no payments at the beginning of the measurement period nor are there liquidation payments at the termination of the swap.
Cross-Currency Swap Agreements — Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap agreements may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows but only for exchanging interest cash flows.

Interest Rate Swap Agreements — Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spread locks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.
Total Return Swap Agreements — Total return swap agreements on commodities involve commitments where exchanged cash flows are based on the price of a commodity and in return a Fund receives either fixed or determined by floating price rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indexes involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.
Forward Rate Agreements — Forward rate agreements represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount on a fixed future date. The Funds enter into forward rate agreements to gain yield exposure based on anticipated market conditions at the specified termination date of the agreement.
Variance Swap Agreements — Variance swap agreements involve two parties exchanging cash payments based on the difference between the stated level of variance (“Variance Strike Price”) and the actual variance realized on an underlying asset or index. As a receiver of the realized price variance, a Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, a Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. A Fund may enter into variance swaps in an attempt to hedge market risk or adjust exposure to the markets.
Derivative Holdings Categorized by Risk Exposure
FASB “Derivatives and Hedging” also requires all companies to disclose information intended to enable financial statement users to understand how and why the entity uses derivative instruments, how derivatives are accounted for, and how derivative instruments affect the entity’s financial position, results of operations, and cash flows.

	Asset Derivative Value
Fund	Total Value at 3/31/20	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Low-Duration Bond
Forwards	$1,887,014	$—	$1,887,014	$—	$—
Futures	3,004,769	3,004,769	—	—	—
Swaps	1,312,617	153,759	—	1,158,858	—
Totals	$6,204,400	$3,158,528	$1,887,014	$1,158,858	$—
Medium-Duration Bond
Forwards	$6,839,179	$—	$6,839,179	$—	$—
Futures	24,087,422	18,924,850	—	—	5,162,572
Purchased Options	435,058	290,872	144,186	—	—
Swaps	1,810,749	1,492,454	—	318,295	—
Totals	$33,172,408	$20,708,176	$6,983,365	$318,295	$5,162,572
Global Bond
Forwards	$9,422,819	$—	$9,422,819	$—	$—
Futures	1,286,585	1,286,585	—	—	—
Purchased Options	322,280	—	322,280	—	—
Swaps	1,885,048	—	—	1,885,048	—
Totals	$12,916,732	$1,286,585	$9,745,099	$1,885,048	$—
Defensive Market Strategies
Forwards	$89,853	$—	$89,853	$—	$—
Equity Index
Futures	$2,716,106	$—	$—	$—	$2,716,106
Value Equity
Forwards	$35,604	$—	$35,604	$—	$—
Futures	356,419	—	—	—	356,419
Totals	$392,023	$—	$35,604	$—	$356,419
Small Cap Equity
Futures	$186,599	$—	$—	$—	$186,599
International Equity Index
Futures	$4,149,448	$—	$—	$—	$4,149,448
International Equity
Forwards	$5,733,940	$—	$5,733,940	$—	$—
Futures	1,991,237	—	—	—	1,991,237
Swaps	412,039	—	—	—	412,039
Totals	$8,137,216	$—	$5,733,940	$—	$2,403,276
Emerging Markets Equity
Forwards	$8,542,535	$—	$8,542,535	$—	$—
Futures	82,664	—	—	—	82,664
Swaps	1,134,376	—	—	—	1,134,376
Totals	$9,759,575	$—	$8,542,535	$—	$1,217,040
Global Real Estate Securities
Futures	$59,091	$—	$—	$—	$59,091

	Asset Derivative Value
Fund	Total Value at 3/31/20	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Strategic Alternatives
Forwards	$24,382,677	$—	$24,382,677	$—	$—
Futures	565,786	565,786	—	—	—
Purchased Options	75	—	—	—	75
Swaps	2,071,851	1,487,385	—	—	584,466
Totals	$27,020,389	$2,053,171	$24,382,677	$—	$584,541

	Liabilities Derivative Value
Fund	Total Value at 3/31/20	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Low-Duration Bond
Forwards	$913,685	$—	$913,685	$—	$—
Futures	1,345,503	1,345,503	—	—	—
Written Options	285,032	—	—	285,032	—
Swaps	1,968,412	1,962,571	—	5,841	—
Totals	$4,512,632	$3,308,074	$913,685	$290,873	$—
Medium-Duration Bond
Forwards	$6,291,216	$—	$6,291,216	$—	$—
Futures	10,768,043	7,285,374	—	—	3,482,669
Written Options	2,997,496	2,680,478	317,018	—	—
Swaps	14,920,170	13,290,539	—	1,629,631	—
Totals	$34,976,925	$23,256,391	$6,608,234	$1,629,631	$3,482,669
Global Bond
Forwards	$9,000,270	$—	$9,000,270	$—	$—
Futures	3,617,196	3,617,196	—	—	—
Swaps	893,890	—	—	893,890	—
Totals	$13,511,356	$3,617,196	$9,000,270	$893,890	$—
Defensive Market Strategies
Forwards	$367,608	$—	$367,608	$—	$—
Futures	876,864	—	—	—	876,864
Written Options	4,395,408	—	—	—	4,395,408
Totals	$5,639,880	$—	$367,608	$—	$5,272,272
Value Equity
Forwards	$365,234	$—	$365,234	$—	$—
Futures	20,490	—	—	—	20,490
Totals	$385,724	$—	$365,234	$—	$20,490
International Equity
Forwards	$5,253,257	$—	$5,253,257	$—	$—
Futures	79,559	—	—	—	79,559
Swaps	650,145	—	—	—	650,145
Totals	$5,982,961	$—	$5,253,257	$—	$729,704

	Liabilities Derivative Value
Fund	Total Value at 3/31/20	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Emerging Markets Equity
Forwards	$11,953,956	$—	$11,953,956	$—	$—
Futures	147,711	—	—	—	147,711
Swaps	886,805	—	—	—	886,805
Totals	$12,988,472	$—	$11,953,956	$—	$1,034,516
Strategic Alternatives
Forwards	$22,960,703	$—	$22,960,703	$—	$—
Futures	498,693	498,693	—	—	—
Written Options	1,421,764	141,208	—	—	1,280,556
Swaps	1,876,840	1,490,338	—	—	386,502
Totals	$26,758,000	$2,130,239	$22,960,703	$—	$1,667,058
Volume of Derivative Transactions
The table below summarizes the average balance of derivative holdings by Fund during the period ended March 31, 2020. The average balance of derivatives held is indicative of the trading volume of each Fund.
	Long Derivative Volume
Fund	Forward Foreign Currency Contracts	Financial Futures Contracts	Purchased Option Contracts	Swap Contracts
MyDestination 2015	$ —	$7,665,850	$ —	$ —
MyDestination 2025	—	19,213,976	—	—
MyDestination 2035	—	19,437,894	—	—
MyDestination 2045	—	14,179,708	—	—
MyDestination 2055	—	4,422,561	—	—
Conservative Allocation	—	9,188,985	—	—
Balanced Allocation	—	27,546,688	—	—
Growth Allocation	—	23,420,334	—	—
Aggressive Allocation	—	19,477,770	—	—
Low-Duration Bond	93,641,131	276,461,218	—	13,944,916
Medium-Duration Bond	160,393,625	1,128,904,269	448,813	342,477,299
Global Bond	189,493,615	132,653,477	61,810	20,107,640
Defensive Market Strategies	25,718,933	—	—	—
Equity Index	—	71,787,880	—	—
Value Equity	44,118,458	25,924,670	—	—
Growth Equity	—	32,957,220	—	—
Small Cap Equity	—	10,041,585	—	—
International Equity Index	—	42,223,093	—	—
International Equity	127,540,008	74,502,060	—	7,615,869
Emerging Markets Equity	143,866,557	15,574,639	—	25,929,129
Global Real Estate Securities	—	5,886,310	—	—
Strategic Alternatives	486,235,744	48,417,238	16,185	157,952,648

	Short Derivative Volume
Fund	Forward Foreign Currency Contracts	Financial Futures Contracts	Written Option Contracts	Swap Contracts
Low-Duration Bond	$ 23,693,585	$ 76,053,688	$ 32,233	$ 62,240,294
Medium-Duration Bond	95,186,874	458,239,497	1,590,111	211,016,911
Global Bond	170,824,585	90,767,311	—	38,737,876
Defensive Market Strategies	2,295,944	22,478,100	3,144,707	—
Value Equity	1,570,436	—	—	—
International Equity	142,249,309	23,531,383	—	12,480,545
Emerging Markets Equity	154,164,582	8,798,247	—	4,633,794
Strategic Alternatives	486,041,454	62,495,378	1,048,234	152,142,672
3.  SECURITIES LENDING
Through an agreement with Northern Trust (the Funds’ custodian) the Select Funds may lend portfolio securities to certain brokers, dealers and other financial institutions that pay the Select Funds a negotiated fee. When loaning securities, the Select Funds retain the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The Select Funds also have the ability to terminate the loans at any time and can do so in order to vote proxies or sell the securities. The Select Funds receive cash or U.S. government securities, such as U.S. Treasury Bills and U.S. Treasury Notes, as collateral against the loaned securities in an amount at least equal to the market value of the loaned securities. The adequacy of the collateral is monitored on a daily basis and the market value of the securities loaned is determined at the close of each business day. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Cash collateral has been invested in a short-term government money market fund managed by an affiliate of Northern Trust, which invests 99.5% or more of its total assets in U.S. government securities. This investment is presented on the Funds’ Schedules of Investments. The Funds do not have control of non-cash securities lending collateral, as such, this amount is not presented on the Funds’ Schedules of Investments.
Securities lending transactions are entered into by the Funds under a Securities Lending Authorization Agreement which permits the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund. Securities lending transactions pose certain risks to the Funds. There is a risk that a borrower may default on its obligations to return loaned securities. A Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an unaffiliated or affiliated money market fund. A Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet obligations to the borrower. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a Fund’s ability to vote proxies or to settle transactions.
At March 31, 2020, the market values of loaned securities and collateral received were as follows:
Fund	Value of Securities Loaned	Value of Non-cash Collateral	Value of Cash Collateral	Total Value of Collateral *
Low-Duration Bond	$49,706,042	$36,041,986	$14,695,885	$50,737,871
Medium-Duration Bond	58,769,971	53,034,321	7,032,245	60,066,566
Extended-Duration Bond	38,581,530	38,332,990	1,038,681	39,371,671
Global Bond	61,318,045	49,016,084	13,839,807	62,855,891
Defensive Market Strategies	35,363,306	25,368,182	11,123,867	36,492,049
Equity Index	59,459,828	59,297,186	1,704,921	61,002,107

Fund	Value of Securities Loaned	Value of Non-cash Collateral	Value of Cash Collateral	Total Value of Collateral *
Value Equity	$19,194,849	$18,144,933	$1,487,063	$19,631,996
Growth Equity	110,111,683	109,009,107	3,663,605	112,672,712
Small Cap Equity	86,193,588	77,422,038	10,878,160	88,300,198
International Equity Index	26,719,094	18,115,675	11,139,156	29,254,831
International Equity	30,395,077	31,163,243	2,607,873	33,771,116
Emerging Markets Equity	6,342,340	6,174,111	1,038,555	7,212,666
Global Real Estate Securities	6,397,102	6,199,207	395,026	6,594,233
*As of the end of the reporting period, the value of the collateral pledged from the counterparty exceeded the value of the securities out on loan resulting in a net amount of $0. Refer to the Fund’s Schedule of Investments for details on the securities out on loan.
4.  MARKET AND CREDIT RISK
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (market risk) or due to the failure of the other party to a transaction to perform (credit and counterparty risks).
Market Risks — A Fund’s investments in derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.
Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.
If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.
The market values of equities, such as common stocks and preferred stocks, or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. Market values may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

A Fund’s investments in commodity-linked derivative instruments may subject the Fund to greater market price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.
Credit and Counterparty Risks — A Fund will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. A Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.
Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. The investment advisers minimize counterparty risks to the Funds by performing extensive reviews of each counterparty and obtaining approval from the Counterparty Risk Committee prior to entering into transactions with a third party. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.
Brexit Risks — Each Fund may face potential risks associated with the United Kingdom’s decision to leave the European Union (the “EU”). In June 2016, the United Kingdom approved a referendum to leave the EU, commonly referred to as “Brexit,” which sparked depreciation in the value of the British Pound, short-term declines in global stock markets, and heightened risk of continued worldwide economic volatility. The United Kingdom officially left the EU on January 31, 2020, with a transitional period set to end on December 31, 2020. Brexit created and may continue to create an uncertain political and economic environment in the United Kingdom and other EU countries. This long-term uncertainty may affect other countries in the EU and elsewhere. Further, the UK’s departure from the EU may cause volatility within the EU, triggering prolonged economic downturns in certain European countries or sparking additional member states to contemplate departing the EU. Any of these events may have a significant adverse effect on global markets and economies, which in turn could negatively impact the value of each Fund’s investments.
LIBOR Risks — The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future use of LIBOR and the nature of any replacement rate. The transition process away from LIBOR may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR. The transition process may also result in a reduction in the value of certain instruments held by a Fund or reduce the effectiveness of related Fund transactions such as hedges. Volatility, the potential reduction in value, and/or the hedge effectiveness of financial instruments may be heightened for financial instruments that do not include fallback provisions that address the cessation of LIBOR. Any potential effects of the transition away from LIBOR on any of the Funds or on financial instruments in which a Fund invests, as well as other unforeseen effects, could result in losses to a Fund.

5.  RECENT PRONOUNCEMENTS
In August 2018, the FASB issued ASU 2018-13 ("ASU 2018-13"), "Disclosure Framework -- Changes to the Disclosure Requirements for Fair Value Measurement," which amends the fair value measurement disclosure requirements of the Accounting Standards Codification 820 ("ASC 820"). The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of the ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements.
6.  REGULATORY EXAMINATIONS
Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by the Trust and its affiliates with securities and other laws and regulations affecting the Funds. There are currently no such matters which the Trust and its affiliates believe will be material to these financial statements.
7.  SUBSEQUENT EVENTS
The recent outbreak of the novel coronavirus, first detected in December 2019, rapidly became a pandemic and has resulted in disruptions to the economies of many nations, individual companies and the markets in general, the impact of which cannot necessarily be foreseen at the present time. This has created closed borders, quarantines, supply chain disruptions and general anxiety, negatively impacting global markets in an unforeseeable manner. The impact of the novel coronavirus and other such future infectious diseases in certain regions or countries may be greater or less due to the nature or level of their public health response or due to other factors. Health crises caused by the recent coronavirus outbreak or future infectious diseases may exacerbate other pre-existing political, social and economic risks in certain countries. The impact of such health crises may be quick, severe and of unknowable duration. This pandemic and other epidemics and pandemics that may arise in the future could result in continued volatility in the financial markets and lead to increased levels of Fund redemptions, which could have a negative impact on the Funds and could adversely affect a Fund’s performance.